UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2026

Date of reporting period: 08/31/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares MSCI China Multisector Tech ETF

TCHI | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$59	0.59%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 1.54%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI China Technology Sub-Industries Select Capped Index (Net) returned 3.35%.

What contributed to performance?

During the reporting period, stocks in the information technology sector were the largest contributors to the Fund’s return. Technology hardware and equipment stocks benefited from strong artificial intelligence (“AI”)-related investment, including increased demand for high-speed optical components and AI servers and infrastructure. Semiconductor and semiconductor equipment stocks also benefited from strong demand, while accelerated domestic semiconductor production and the substitution of foreign technology with domestically developed alternatives provided additional support.

What detracted from performance?

The communication sector detracted from the Fund’s return during the reporting period. Notably, the interactive media and services segment declined amid intensified competition and compressed profit margins resulting from substantial research and development spending and heavy AI-related capital expenditure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 25, 2022 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China Technology Sub-Industries Select Capped Index (Net)
Dec 21	$10,000	$10,000	$10,000
Jan 22	$9,948	$9,982	$9,815
Feb 22	$9,429	$9,684	$9,448
Mar 22	$8,152	$9,465	$8,329
Apr 22	$7,609	$8,939	$7,803
May 22	$8,101	$8,978	$8,208
Jun 22	$8,867	$8,382	$8,906
Jul 22	$8,059	$8,361	$8,120
Aug 22	$8,026	$8,396	$8,141
Sep 22	$6,578	$7,412	$6,663
Oct 22	$5,822	$7,181	$5,873
Nov 22	$7,377	$8,247	$7,307
Dec 22	$7,606	$8,131	$7,738
Jan 23	$8,611	$8,773	$8,688
Feb 23	$7,720	$8,204	$7,802
Mar 23	$8,049	$8,452	$8,165
Apr 23	$7,500	$8,357	$7,550
May 23	$6,826	$8,216	$6,916
Jun 23	$7,230	$8,528	$7,307
Jul 23	$7,977	$9,059	$8,060
Aug 23	$7,307	$8,501	$7,409
Sep 23	$6,987	$8,279	$7,126
Oct 23	$6,704	$7,957	$6,807
Nov 23	$7,192	$8,594	$7,316
Dec 23	$7,173	$8,930	$7,283
Jan 24	$5,994	$8,515	$6,084
Feb 24	$6,696	$8,920	$6,845
Mar 24	$6,875	$9,116	$6,983
Apr 24	$7,038	$9,182	$7,244
May 24	$7,228	$9,234	$7,337
Jun 24	$6,869	$9,598	$7,034
Jul 24	$6,724	$9,627	$6,891
Aug 24	$6,474	$9,782	$6,638
Sep 24	$8,167	$10,436	$8,529
Oct 24	$7,958	$9,971	$8,113
Nov 24	$7,799	$9,613	$7,913
Dec 24	$7,824	$9,600	$8,023
Jan 25	$8,115	$9,771	$8,229
Feb 25	$8,897	$9,819	$9,042
Mar 25	$8,723	$9,881	$8,886
Apr 25	$8,036	$10,011	$8,242
May 25	$7,987	$10,438	$8,236
Jun 25	$8,708	$11,066	$8,893
Jul 25	$9,133	$11,281	$9,382
Aug 25	$10,391	$11,426	$10,566
Sep 25	$11,580	$12,243	$11,943
Oct 25	$11,057	$12,755	$11,357
Nov 25	$10,414	$12,450	$10,647
Dec 25	$10,435	$12,822	$10,729
Jan 26	$10,981	$13,958	$11,366
Feb 26	$10,408	$14,724	$10,768
Mar 26	$9,604	$12,801	$9,671
Apr 26	$10,577	$14,684	$10,756
May 26	$11,348	$16,107	$11,684
Jun 26	$11,839	$15,880	$12,088
Jul 26	$10,372	$15,392	$10,652
Aug 26	$10,551	$15,910	$10,921

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
1.54%	1.17%
MSCI Emerging Markets Index (Net)...
39.25	10.63
MSCI China Technology Sub-Industries Select Capped Index (Net)...
3.35	1.93

Key Fund statistics

Table Summary
Net Assets...
$44,651,168
Number of Portfolio Holdings...
197
Net Investment Advisory Fees...
$252,513
Portfolio Turnover Rate...
40%

The inception date of the Fund was January 25, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
55.0%
Consumer Discretionary...
18.4
Communication Services...
16.9
Industrials...
8.6
Financials...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Baidu, Inc., Class A...
4.1%
Lenovo Group Ltd...
3.9
Xiaomi Corp., Class B...
3.9
Tencent Holdings Ltd...
3.9
NetEase, Inc...
3.9
JD.com, Inc., Class A...
3.9
PDD Holdings, Inc., ADR...
3.7
Alibaba Group Holding Ltd...
3.6
Kuaishou Technology, Class B...
2.7
Hua Hong Grace Semiconductor Ltd...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI China Multisector Tech ETF

Annual Shareholder Report — August 31, 2026

TCHI-08/26-AR

iShares MSCI India ETF

INDA | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$61	0.62%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (4.27)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI India Index (Net) returned (3.79)%.

What contributed to performance?

During the reporting period, industrial stocks modestly contributed to the Fund’s performance, notably companies providing electrical equipment that benefited from continued infrastructure investment, grid expansion, and rising electricity demand in India.

What detracted from performance?

Indian equities suffered from global macro headwinds during the reporting period, including surging crude oil prices, elevated bond yields, and outflows of foreign institutional investor capital. Software and services stocks in the information technology sector were among the largest detractors from the Fund’s return. IT consulting firms faced headwinds as rapid advancements in artificial intelligence prompted companies to shift away from the traditional outsourcing model. Diversified banks in the financials sector were pressured as a large private-sector bank faced post-merger profitability challenges and leadership departures. Companies that provide personal care products in the consumer staples sector declined amid rising input costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI India Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,902	$10,129	$9,908
Oct 16	$9,848	$10,153	$9,860
Nov 16	$9,112	$9,685	$9,124
Dec 16	$9,096	$9,707	$9,117
Jan 17	$9,486	$10,238	$9,514
Feb 17	$10,038	$10,551	$10,076
Mar 17	$10,634	$10,818	$10,678
Apr 17	$10,834	$11,054	$10,884
May 17	$11,017	$11,381	$11,075
Jun 17	$10,923	$11,496	$10,989
Jul 17	$11,725	$12,181	$11,835
Aug 17	$11,627	$12,453	$11,746
Sep 17	$11,134	$12,403	$11,313
Oct 17	$11,922	$12,838	$12,147
Nov 17	$11,831	$12,864	$12,061
Dec 17	$12,389	$13,326	$12,650
Jan 18	$12,789	$14,436	$13,086
Feb 18	$11,947	$13,770	$12,209
Mar 18	$11,529	$13,496	$11,771
Apr 18	$11,991	$13,455	$12,255
May 18	$11,563	$12,978	$11,815
Jun 18	$11,415	$12,439	$11,700
Jul 18	$12,145	$12,712	$12,462
Aug 18	$12,238	$12,368	$12,582
Sep 18	$11,157	$12,303	$11,437
Oct 18	$10,413	$11,231	$10,639
Nov 18	$11,473	$11,694	$11,742
Dec 18	$11,467	$11,384	$11,726
Jan 19	$11,232	$12,381	$11,500
Feb 19	$11,225	$12,409	$11,504
Mar 19	$12,221	$12,513	$12,566
Apr 19	$12,276	$12,777	$12,636
May 19	$12,297	$11,849	$12,664
Jun 19	$12,277	$12,589	$12,629
Jul 19	$11,652	$12,435	$11,970
Aug 19	$11,307	$11,829	$11,620
Sep 19	$11,652	$12,055	$11,978
Oct 19	$12,130	$12,563	$12,496
Nov 19	$12,036	$12,546	$12,426
Dec 19	$12,226	$13,482	$12,615
Jan 20	$12,131	$12,853	$12,515
Feb 20	$11,269	$12,175	$11,605
Mar 20	$8,499	$10,300	$8,688
Apr 20	$9,864	$11,243	$10,091
May 20	$9,595	$11,330	$9,810
Jun 20	$10,241	$12,162	$10,477
Jul 20	$11,303	$13,249	$11,564
Aug 20	$11,691	$13,542	$11,969
Sep 20	$11,755	$13,325	$12,043
Oct 20	$11,884	$13,599	$12,178
Nov 20	$12,802	$14,857	$13,229
Dec 20	$14,025	$15,949	$14,577
Jan 21	$13,706	$16,439	$14,237
Feb 21	$14,299	$16,564	$14,982
Mar 21	$14,639	$16,314	$15,322
Apr 21	$14,488	$16,720	$15,180
May 21	$15,525	$16,912	$16,363
Jun 21	$15,522	$17,137	$16,381
Jul 21	$15,656	$15,984	$16,522
Aug 21	$17,133	$16,402	$18,330
Sep 21	$17,136	$15,751	$18,440
Oct 21	$17,098	$15,906	$18,293
Nov 21	$16,599	$15,258	$17,738
Dec 21	$17,167	$15,544	$18,401
Jan 22	$17,137	$15,250	$18,149
Feb 22	$16,352	$14,794	$17,422
Mar 22	$16,692	$14,460	$18,059
Apr 22	$16,352	$13,655	$17,757
May 22	$15,613	$13,716	$16,723
Jun 22	$14,767	$12,804	$15,595
Jul 22	$15,958	$12,773	$17,048
Aug 22	$16,141	$12,826	$17,749
Sep 22	$15,329	$11,322	$16,608
Oct 22	$15,720	$10,971	$17,034
Nov 22	$16,523	$12,598	$17,918
Dec 22	$15,556	$12,421	$16,937
Jan 23	$15,302	$13,402	$16,430
Feb 23	$14,511	$12,533	$15,680
Mar 23	$14,724	$12,912	$15,862
Apr 23	$15,349	$12,766	$16,522
May 23	$15,599	$12,552	$17,004
Jun 23	$16,302	$13,028	$17,802
Jul 23	$16,697	$13,839	$18,334
Aug 23	$16,374	$12,987	$17,985
Sep 23	$16,608	$12,647	$18,286
Oct 23	$16,198	$12,156	$17,742
Nov 23	$17,144	$13,128	$18,927
Dec 23	$18,277	$13,642	$20,461
Jan 24	$18,693	$13,008	$20,954
Feb 24	$19,108	$13,627	$21,528
Mar 24	$19,317	$13,927	$21,703
Apr 24	$19,560	$14,027	$22,206
May 24	$19,751	$14,107	$22,363
Jun 24	$20,850	$14,663	$23,918
Jul 24	$21,456	$14,707	$24,869
Aug 24	$21,595	$14,944	$25,130
Sep 24	$21,879	$15,942	$25,661
Oct 24	$20,455	$15,233	$23,541
Nov 24	$20,487	$14,686	$23,443
Dec 24	$19,921	$14,666	$22,756
Jan 25	$19,313	$14,927	$21,946
Feb 25	$18,080	$15,000	$20,187
Mar 25	$19,405	$15,095	$22,084
Apr 25	$20,234	$15,293	$23,147
May 25	$20,428	$15,946	$23,406
Jun 25	$20,943	$16,904	$24,121
Jul 25	$19,908	$17,234	$22,891
Aug 25	$19,580	$17,455	$22,174
Sep 25	$19,614	$18,703	$22,286
Oct 25	$20,339	$19,485	$23,264
Nov 25	$20,529	$19,019	$23,466
Dec 25	$20,413	$19,588	$23,352
Jan 26	$19,449	$21,322	$22,160
Feb 26	$19,696	$22,494	$22,473
Mar 26	$17,324	$19,556	$19,117
Apr 26	$18,473	$22,433	$20,868
May 26	$18,254	$24,606	$20,742
Jun 26	$18,558	$24,259	$21,043
Jul 26	$18,777	$23,513	$21,405
Aug 26	$18,766	$24,305	$21,334

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(4.27)%	1.84%	6.50%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI India Index (Net)...
(3.79)	3.08	7.87

Key Fund statistics

Table Summary
Net Assets...
$6,746,431,076
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$50,717,718
Portfolio Turnover Rate...
25%

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.1%
Consumer Discretionary...
13.3
Industrials...
11.0
Materials...
8.7
Energy...
7.7
Information Technology...
7.1
Health Care...
6.9
Consumer Staples...
5.1
Communication Services...
4.9
Utilities...
3.8
Real Estate...
1.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
HDFC Bank Ltd...
6.0%
ICICI Bank Ltd...
5.7
Reliance Industries Ltd...
5.5
Bharti Airtel Ltd...
3.8
Infosys Ltd...
2.6
Axis Bank Ltd...
2.2
Mahindra & Mahindra Ltd...
2.1
Larsen & Toubro Ltd...
2.0
Bajaj Finance Ltd...
2.0
Kotak Mahindra Bank Ltd...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI India ETF

Annual Shareholder Report — August 31, 2026

INDA-08/26-AR

iShares MSCI India Small-Cap ETF

SMIN | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$75	0.74%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 2.23%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI India Small Cap Index (Net) returned 4.81%.

What contributed to performance?

During the reporting period, small-cap healthcare firms contributed to the Fund’s return. In the pharmaceuticals subsector, gains were primarily driven by strong execution among contract manufacturers, supported by the government’s Production-Linked Incentive scheme, which provides financial incentives to encourage domestic manufacturing and expand production capacity. Additionally, growing demand from global drugmakers seeking to diversify their supply chains beyond China helped support these firms. Diversified banks in the financials sector benefited from robust borrowing trends and improved debt recovery processes.

What detracted from performance?

The utilities sector modestly detracted from the Fund’s return during the reporting period. Gas utilities experienced pullbacks, primarily driven by reductions in government-allocated domestic natural gas supplies, which increased reliance on more expensive imported gas, as well as tariff revisions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI India Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,081	$10,129	$10,090
Oct 16	$10,508	$10,153	$10,525
Nov 16	$9,375	$9,685	$9,397
Dec 16	$9,236	$9,707	$9,266
Jan 17	$9,873	$10,238	$9,912
Feb 17	$10,817	$10,551	$10,866
Mar 17	$11,705	$10,818	$11,767
Apr 17	$12,472	$11,054	$12,552
May 17	$12,171	$11,381	$12,256
Jun 17	$12,469	$11,496	$12,581
Jul 17	$12,972	$12,181	$13,142
Aug 17	$12,997	$12,453	$13,161
Sep 17	$12,738	$12,403	$12,892
Oct 17	$13,736	$12,838	$14,032
Nov 17	$14,118	$12,864	$14,473
Dec 17	$14,941	$13,326	$15,472
Jan 18	$14,709	$14,436	$15,199
Feb 18	$13,978	$13,770	$14,374
Mar 18	$13,320	$13,496	$13,596
Apr 18	$13,946	$13,455	$14,331
May 18	$13,056	$12,978	$13,328
Jun 18	$12,160	$12,439	$12,411
Jul 18	$12,612	$12,712	$12,903
Aug 18	$12,690	$12,368	$13,009
Sep 18	$10,497	$12,303	$10,769
Oct 18	$10,132	$11,231	$10,390
Nov 18	$10,952	$11,694	$11,228
Dec 18	$11,142	$11,384	$11,453
Jan 19	$10,431	$12,381	$10,737
Feb 19	$10,302	$12,409	$10,612
Mar 19	$11,605	$12,513	$11,961
Apr 19	$11,245	$12,777	$11,598
May 19	$11,429	$11,849	$11,800
Jun 19	$11,178	$12,589	$11,545
Jul 19	$10,174	$12,435	$10,510
Aug 19	$9,660	$11,829	$9,986
Sep 19	$10,085	$12,055	$10,394
Oct 19	$10,470	$12,563	$10,798
Nov 19	$10,559	$12,546	$10,901
Dec 19	$10,566	$13,482	$10,920
Jan 20	$11,172	$12,853	$11,573
Feb 20	$10,408	$12,175	$10,772
Mar 20	$6,831	$10,300	$7,038
Apr 20	$7,876	$11,243	$8,118
May 20	$7,686	$11,330	$7,928
Jun 20	$8,702	$12,162	$8,991
Jul 20	$9,317	$13,249	$9,656
Aug 20	$10,255	$13,542	$10,649
Sep 20	$10,549	$13,325	$10,933
Oct 20	$10,472	$13,599	$10,866
Nov 20	$11,796	$14,857	$12,332
Dec 20	$12,580	$15,949	$13,207
Jan 21	$12,669	$16,439	$13,333
Feb 21	$14,028	$16,564	$14,912
Mar 21	$14,438	$16,314	$15,333
Apr 21	$14,477	$16,720	$15,448
May 21	$15,577	$16,912	$16,727
Jun 21	$16,135	$17,137	$17,330
Jul 21	$16,884	$15,984	$18,246
Aug 21	$17,197	$16,402	$18,657
Sep 21	$17,857	$15,751	$19,569
Oct 21	$17,767	$15,906	$19,328
Nov 21	$17,485	$15,258	$18,976
Dec 21	$18,202	$15,544	$19,959
Jan 22	$18,028	$15,250	$19,560
Feb 22	$16,543	$14,794	$17,847
Mar 22	$17,030	$14,460	$18,665
Apr 22	$16,883	$13,655	$18,594
May 22	$15,744	$13,716	$17,038
Jun 22	$14,773	$12,804	$15,827
Jul 22	$15,927	$12,773	$17,205
Aug 22	$16,374	$12,826	$18,091
Sep 22	$16,036	$11,322	$17,598
Oct 22	$15,884	$10,971	$17,499
Nov 22	$16,408	$12,598	$18,015
Dec 22	$15,658	$12,421	$17,279
Jan 23	$15,653	$13,402	$17,194
Feb 23	$15,117	$12,533	$16,693
Mar 23	$15,042	$12,912	$16,554
Apr 23	$15,871	$12,766	$17,463
May 23	$16,373	$12,552	$18,202
Jun 23	$17,437	$13,028	$19,554
Jul 23	$18,339	$13,839	$20,797
Aug 23	$18,953	$12,987	$21,751
Sep 23	$19,057	$12,647	$21,964
Oct 23	$18,696	$12,156	$21,363
Nov 23	$20,135	$13,128	$23,260
Dec 23	$21,107	$13,642	$24,645
Jan 24	$22,180	$13,008	$26,068
Feb 24	$21,953	$13,627	$25,844
Mar 24	$21,212	$13,927	$24,724
Apr 24	$22,678	$14,027	$26,971
May 24	$22,722	$14,107	$26,885
Jun 24	$24,479	$14,663	$29,537
Jul 24	$25,332	$14,707	$31,124
Aug 24	$25,505	$14,944	$31,354
Sep 24	$25,983	$15,942	$32,111
Oct 24	$25,147	$15,233	$30,793
Nov 24	$25,112	$14,686	$30,601
Dec 24	$24,767	$14,666	$30,222
Jan 25	$22,614	$14,927	$26,985
Feb 25	$20,067	$15,000	$23,425
Mar 25	$22,005	$15,095	$26,096
Apr 25	$22,481	$15,293	$26,696
May 25	$23,996	$15,946	$28,897
Jun 25	$24,815	$16,904	$30,124
Jul 25	$23,749	$17,234	$28,914
Aug 25	$23,177	$17,455	$27,924
Sep 25	$23,212	$18,703	$28,020
Oct 25	$23,818	$19,485	$29,021
Nov 25	$23,353	$19,019	$28,233
Dec 25	$23,079	$19,588	$27,827
Jan 26	$21,688	$21,322	$25,857
Feb 26	$21,952	$22,494	$26,309
Mar 26	$19,257	$19,556	$22,686
Apr 26	$21,847	$22,433	$26,232
May 26	$22,137	$24,606	$26,846
Jun 26	$23,074	$24,259	$28,129
Jul 26	$23,077	$23,513	$28,251
Aug 26	$23,719	$24,305	$29,267

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
2.23%	6.64%	9.02%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI India Small Cap Index (Net)...
4.81	9.42	11.34

Key Fund statistics

Table Summary
Net Assets...
$774,334,650
Number of Portfolio Holdings...
455
Net Investment Advisory Fees...
$5,453,548
Portfolio Turnover Rate...
44%

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.6%
Financials...
16.6
Consumer Discretionary...
16.1
Health Care...
13.3
Materials...
11.9
Information Technology...
8.3
Consumer Staples...
4.0
Real Estate...
3.6
Utilities...
2.4
Communication Services...
2.0
Energy...
1.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Coforge Ltd...
1.8%
Max Financial Services Ltd...
1.2
Embassy Office Parks REIT...
1.1
KEI Industries Ltd...
1.0
Sona Blw Precision Forgings Ltd...
1.0
Glenmark Pharmaceuticals Ltd...
1.0
Radico Khaitan Ltd...
1.0
Apar Industries Ltd...
0.9
Navin Fluorine International Ltd...
0.8
Ipca Laboratories Ltd...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI India Small-Cap ETF

Annual Shareholder Report — August 31, 2026

SMIN-08/26-AR

iShares MSCI Japan Value ETF

EWJV | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 32.47%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan Value Index (Net) returned 32.07%.

What contributed to performance?

During the reporting period, Japanese value stocks were supported by ongoing corporate governance reforms, which continued to encourage greater capital efficiency and shareholder returns, as well as sustained investor interest in Japanese equities. In this landscape, financial stocks were the largest contributor to the Fund’s return. As the Bank of Japan continued to normalize monetary policy, diversified banks benefited from wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits.) Insurance stocks also contributed, supported by higher domestic interest rates and the resulting improvement in investment income. In the industrials sector, trading companies and distributors contributed, supported by heightened institutional interest, a weakening currency, and commodity tailwinds. Japan’s major trading companies operate as diversified global enterprises, investing in, financing, and managing a diverse portfolio of businesses and resources.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 5, 2019 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan Value Index (Net)
Feb 19	$10,000	$10,000	$10,000
Mar 19	$10,024	$10,046	$10,027
Apr 19	$10,077	$10,312	$10,072
May 19	$9,668	$9,758	$9,659
Jun 19	$10,034	$10,346	$10,021
Jul 19	$9,951	$10,221	$9,939
Aug 19	$9,790	$9,905	$9,775
Sep 19	$10,278	$10,160	$10,255
Oct 19	$10,786	$10,515	$10,765
Nov 19	$10,823	$10,607	$10,807
Dec 19	$11,048	$11,067	$11,028
Jan 20	$10,806	$10,769	$10,787
Feb 20	$9,883	$9,918	$9,865
Mar 20	$8,787	$8,482	$8,763
Apr 20	$9,193	$9,125	$9,173
May 20	$9,591	$9,423	$9,567
Jun 20	$9,421	$9,849	$9,398
Jul 20	$9,070	$10,288	$9,040
Aug 20	$9,957	$10,729	$9,926
Sep 20	$9,816	$10,465	$9,801
Oct 20	$9,653	$10,240	$9,629
Nov 20	$10,601	$11,617	$10,560
Dec 20	$11,146	$12,245	$11,112
Jan 21	$11,172	$12,272	$11,137
Feb 21	$11,730	$12,515	$11,703
Mar 21	$12,076	$12,673	$12,043
Apr 21	$11,868	$13,046	$11,831
May 21	$12,223	$13,454	$12,226
Jun 21	$12,093	$13,367	$12,072
Jul 21	$11,992	$13,147	$11,902
Aug 21	$12,110	$13,396	$12,111
Sep 21	$12,507	$12,968	$12,536
Oct 21	$12,093	$13,277	$12,037
Nov 21	$11,555	$12,679	$11,541
Dec 21	$11,832	$13,203	$11,766
Jan 22	$12,156	$12,717	$12,004
Feb 22	$12,020	$12,465	$11,994
Mar 22	$11,820	$12,485	$11,925
Apr 22	$11,144	$11,701	$11,155
May 22	$11,316	$11,785	$11,280
Jun 22	$10,649	$10,771	$10,610
Jul 22	$11,085	$11,140	$10,970
Aug 22	$10,709	$10,782	$10,760
Sep 22	$9,737	$9,704	$9,686
Oct 22	$9,955	$9,994	$9,930
Nov 22	$11,118	$11,174	$10,885
Dec 22	$11,160	$11,090	$11,147
Jan 23	$11,804	$11,990	$11,723
Feb 23	$11,426	$11,569	$11,398
Mar 23	$11,682	$11,852	$11,589
Apr 23	$11,798	$12,058	$11,703
May 23	$11,805	$11,619	$11,765
Jun 23	$12,614	$12,141	$12,497
Jul 23	$13,101	$12,634	$13,058
Aug 23	$13,007	$12,063	$12,993
Sep 23	$13,176	$11,683	$13,164
Oct 23	$12,714	$11,200	$12,513
Nov 23	$13,393	$12,209	$13,336
Dec 23	$13,733	$12,822	$13,723
Jan 24	$14,374	$12,695	$14,555
Feb 24	$14,965	$13,016	$14,925
Mar 24	$15,631	$13,423	$15,517
Apr 24	$15,107	$13,182	$15,144
May 24	$15,440	$13,565	$15,341
Jun 24	$15,160	$13,552	$15,045
Jul 24	$16,006	$13,866	$16,068
Aug 24	$16,004	$14,260	$15,896
Sep 24	$15,894	$14,645	$15,765
Oct 24	$15,043	$13,926	$15,152
Nov 24	$15,496	$13,800	$15,382
Dec 24	$15,349	$13,532	$15,473
Jan 25	$15,719	$14,077	$15,799
Feb 25	$16,135	$14,272	$15,943
Mar 25	$16,334	$14,240	$16,158
Apr 25	$16,867	$14,754	$16,820
May 25	$17,385	$15,430	$17,389
Jun 25	$17,272	$15,954	$17,213
Jul 25	$17,220	$15,908	$17,318
Aug 25	$18,855	$16,460	$19,008
Sep 25	$19,523	$17,053	$19,515
Oct 25	$19,545	$17,398	$19,502
Nov 25	$19,997	$17,393	$19,913
Dec 25	$20,501	$17,914	$20,425
Jan 26	$21,960	$18,986	$21,963
Feb 26	$23,980	$19,939	$24,114
Mar 26	$22,062	$17,788	$21,338
Apr 26	$22,561	$19,505	$22,470
May 26	$23,606	$20,487	$23,609
Jun 26	$23,125	$20,366	$22,929
Jul 26	$24,358	$20,436	$24,517
Aug 26	$24,978	$20,961	$25,104

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
32.47%	15.58%	12.99%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	10.39
MSCI Japan Value Index (Net)...
32.07	15.69	13.08

Key Fund statistics

Table Summary
Net Assets...
$763,149,101
Number of Portfolio Holdings...
110
Net Investment Advisory Fees...
$953,432
Portfolio Turnover Rate...
26%

The inception date of the Fund was March 5, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
33.3%
Industrials...
19.0
Consumer Discretionary...
16.1
Communication Services...
8.1
Information Technology...
6.2
Consumer Staples...
4.2
Materials...
3.8
Real Estate...
3.1
Health Care...
2.9
Energy...
1.8
Utilities...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Mitsubishi UFJ Financial Group, Inc...
9.1%
Toyota Motor Corp...
7.0
Sumitomo Mitsui Financial Group, Inc...
5.8
Mizuho Financial Group, Inc...
4.6
Mitsubishi Corp...
3.5
SoftBank Group Corp...
2.9
Mitsui & Co. Ltd...
2.7
Panasonic Holdings Corp...
2.4
KDDI Corp...
2.0
Japan Tobacco, Inc...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Japan Value ETF

Annual Shareholder Report — August 31, 2026

EWJV-08/26-AR

iShares Currency Hedged MSCI Eurozone ETF

HEZU | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$3Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 24.34%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EMU 100% Hedged to USD Index (Net) returned 24.67%.

What contributed to performance?

Within the eurozone, a monetary union of 20 European Union member states that have adopted the euro, as their common currency, Dutch stocks were the leading contributor to the Fund’s return during the reporting period. The dominant global manufacturer of systems that print microscopic circuitry onto silicon wafers for advanced microchips was propelled by robust demand for specialized artificial intelligence (“AI”) accelerators, high-performance computing platforms, and advanced logic chips. Spanish financial stocks also contributed. Supported by the country’s growing economy, diversified banks experienced robust loan growth and solid net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). Additionally, in France, an industrials company specializing in energy management and industrial automation in the industrials sector gained due to solid demand for data center infrastructure, home electrification, and AI-related expansion.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EMU 100% Hedged to USD Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,024	$10,123	$10,015
Oct 16	$10,158	$9,978	$10,157
Nov 16	$10,113	$9,747	$10,138
Dec 16	$10,829	$9,996	$10,855
Jan 17	$10,805	$10,350	$10,764
Feb 17	$11,041	$10,515	$11,056
Mar 17	$11,679	$10,782	$11,675
Apr 17	$11,944	$11,013	$11,966
May 17	$12,180	$11,370	$12,180
Jun 17	$11,928	$11,405	$11,888
Jul 17	$11,900	$11,826	$11,951
Aug 17	$11,913	$11,888	$11,916
Sep 17	$12,438	$12,108	$12,460
Oct 17	$12,780	$12,336	$12,776
Nov 17	$12,491	$12,436	$12,533
Dec 17	$12,374	$12,714	$12,450
Jan 18	$12,839	$13,423	$12,883
Feb 18	$12,312	$12,790	$12,428
Mar 18	$12,159	$12,564	$12,195
Apr 18	$12,673	$12,764	$12,803
May 18	$12,648	$12,470	$12,649
Jun 18	$12,474	$12,235	$12,569
Jul 18	$12,964	$12,528	$13,033
Aug 18	$12,670	$12,266	$12,719
Sep 18	$12,636	$12,322	$12,711
Oct 18	$11,857	$11,320	$11,941
Nov 18	$11,848	$11,427	$11,867
Dec 18	$11,112	$10,909	$11,198
Jan 19	$11,883	$11,734	$11,935
Feb 19	$12,358	$11,963	$12,428
Mar 19	$12,576	$12,034	$12,619
Apr 19	$13,240	$12,352	$13,298
May 19	$12,469	$11,689	$12,554
Jun 19	$13,154	$12,393	$13,242
Jul 19	$13,172	$12,243	$13,288
Aug 19	$13,102	$11,865	$13,158
Sep 19	$13,567	$12,170	$13,670
Oct 19	$13,821	$12,595	$13,877
Nov 19	$14,142	$12,706	$14,267
Dec 19	$14,377	$13,256	$14,468
Jan 20	$14,069	$12,900	$14,248
Feb 20	$13,110	$11,880	$13,155
Mar 20	$10,695	$10,160	$10,920
Apr 20	$11,450	$10,930	$11,640
May 20	$12,156	$11,288	$12,203
Jun 20	$12,721	$11,798	$12,811
Jul 20	$12,528	$12,324	$12,633
Aug 20	$12,943	$12,852	$13,089
Sep 20	$12,696	$12,536	$12,867
Oct 20	$12,108	$12,266	$12,162
Nov 20	$14,203	$13,916	$14,306
Dec 20	$14,463	$14,669	$14,608
Jan 21	$14,320	$14,700	$14,426
Feb 21	$14,894	$14,991	$14,953
Mar 21	$15,867	$15,181	$15,922
Apr 21	$16,215	$15,628	$16,283
May 21	$16,701	$16,117	$16,808
Jun 21	$16,877	$16,012	$16,889
Jul 21	$17,052	$15,748	$17,121
Aug 21	$17,479	$16,047	$17,551
Sep 21	$16,889	$15,534	$16,981
Oct 21	$17,699	$15,904	$17,686
Nov 21	$17,090	$15,188	$17,126
Dec 21	$17,826	$15,816	$18,003
Jan 22	$17,475	$15,233	$17,397
Feb 22	$16,228	$14,931	$16,495
Mar 22	$16,245	$14,955	$16,402
Apr 22	$15,838	$14,016	$16,122
May 22	$16,263	$14,117	$16,236
Jun 22	$14,875	$12,902	$14,806
Jul 22	$16,015	$13,344	$15,896
Aug 22	$15,119	$12,915	$15,138
Sep 22	$14,096	$11,624	$14,244
Oct 22	$15,431	$11,972	$15,413
Nov 22	$16,981	$13,385	$16,794
Dec 22	$16,162	$13,285	$16,225
Jan 23	$17,940	$14,362	$17,846
Feb 23	$18,142	$13,859	$18,163
Mar 23	$18,345	$14,197	$18,330
Apr 23	$18,667	$14,444	$18,640
May 23	$18,299	$13,918	$18,229
Jun 23	$19,017	$14,543	$18,970
Jul 23	$19,365	$15,134	$19,371
Aug 23	$18,793	$14,451	$18,814
Sep 23	$18,201	$13,994	$18,248
Oct 23	$17,718	$13,417	$17,676
Nov 23	$19,202	$14,625	$19,154
Dec 23	$19,861	$15,360	$19,808
Jan 24	$20,180	$15,207	$20,252
Feb 24	$21,012	$15,592	$20,947
Mar 24	$21,934	$16,079	$21,903
Apr 24	$21,424	$15,791	$21,511
May 24	$22,288	$16,249	$22,132
Jun 24	$21,671	$16,234	$21,620
Jul 24	$21,735	$16,609	$21,743
Aug 24	$22,171	$17,082	$22,138
Sep 24	$22,415	$17,542	$22,396
Oct 24	$21,701	$16,682	$21,705
Nov 24	$21,712	$16,531	$21,744
Dec 24	$22,010	$16,210	$22,062
Jan 25	$23,578	$16,863	$23,700
Feb 25	$24,461	$17,096	$24,548
Mar 25	$23,888	$17,058	$23,802
Apr 25	$23,894	$17,674	$23,870
May 25	$25,277	$18,483	$25,240
Jun 25	$25,106	$19,111	$25,102
Jul 25	$25,357	$19,056	$25,397
Aug 25	$25,537	$19,717	$25,554
Sep 25	$26,404	$20,427	$26,332
Oct 25	$27,028	$20,840	$27,000
Nov 25	$27,104	$20,835	$27,123
Dec 25	$27,702	$21,459	$27,822
Jan 26	$28,609	$22,743	$28,654
Feb 26	$29,557	$23,885	$29,710
Mar 26	$27,678	$21,308	$27,329
Apr 26	$29,080	$23,364	$29,125
May 26	$30,236	$24,541	$30,361
Jun 26	$31,754	$24,396	$31,638
Jul 26	$31,540	$24,480	$31,517
Aug 26	$31,752	$25,109	$31,858

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.34%	12.68%	12.25%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI EMU 100% Hedged to USD Index (Net)...
24.67	12.66	12.29

Key Fund statistics

Table Summary
Net Assets...
$592,364,462
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$181,926
Portfolio Turnover Rate...
9%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Short-Term Securities...
0.0Footnote Reference(b)
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.0)
Other Assets Less Liabilities...
0.9
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Financials...
27.1%
Industrials...
19.8
Information Technology...
15.4
Consumer Discretionary...
8.1
Utilities...
6.6
Health Care...
5.9
Consumer Staples...
5.3
Materials...
4.0
Energy...
3.9
Communication Services...
3.3
Real Estate...
0.6
Footnote	Description
Footnote(a)	The underlying fund is iShares MSCI Eurozone ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through December 31, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI Eurozone ETF

Annual Shareholder Report — August 31, 2026

HEZU-08/26-AR

iShares Currency Hedged MSCI Japan ETF

HEWJ | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$1Footnote Reference(a)	0.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 43.20%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan 100% Hedged to USD Index (Net) returned 43.42%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductor equipment companies benefited from strong artificial intelligence (“AI”)-related investment in leading-edge logic and memory, as well as growing demand for advanced packaging and more sophisticated testing as chip complexity increased. In the electronic components segment, companies benefited from sustained demand for AI data-center infrastructure. Financial stocks also contributed. As the Bank of Japan continued to normalize monetary policy with two rate hikes, diversified banks were supported by wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). In the industrials sector, trading companies gained amid solid activity across diversified businesses, including resources, infrastructure, industrials, and automotive-related activities.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan 100% Hedged to USD Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,024	$10,123	$9,964
Oct 16	$10,437	$9,978	$10,477
Nov 16	$11,201	$9,747	$11,051
Dec 16	$11,352	$9,996	$11,433
Jan 17	$11,369	$10,350	$11,468
Feb 17	$11,471	$10,515	$11,532
Mar 17	$11,442	$10,782	$11,459
Apr 17	$11,548	$11,013	$11,597
May 17	$11,801	$11,370	$11,866
Jun 17	$12,156	$11,405	$12,197
Jul 17	$12,179	$11,826	$12,253
Aug 17	$12,150	$11,888	$12,216
Sep 17	$12,668	$12,108	$12,743
Oct 17	$13,486	$12,336	$13,470
Nov 17	$13,655	$12,436	$13,683
Dec 17	$13,794	$12,714	$13,894
Jan 18	$14,059	$13,423	$14,106
Feb 18	$13,343	$12,790	$13,588
Mar 18	$13,252	$12,564	$13,192
Apr 18	$13,616	$12,764	$13,771
May 18	$13,372	$12,470	$13,565
Jun 18	$13,327	$12,235	$13,511
Jul 18	$13,625	$12,528	$13,734
Aug 18	$13,495	$12,266	$13,663
Sep 18	$14,288	$12,322	$14,433
Oct 18	$12,949	$11,320	$13,153
Nov 18	$13,170	$11,427	$13,312
Dec 18	$11,734	$10,909	$12,004
Jan 19	$12,525	$11,734	$12,667
Feb 19	$12,860	$11,963	$12,973
Mar 19	$12,898	$12,034	$13,004
Apr 19	$13,158	$12,352	$13,300
May 19	$12,174	$11,689	$12,464
Jun 19	$12,693	$12,393	$12,863
Jul 19	$12,783	$12,243	$13,011
Aug 19	$12,408	$11,865	$12,609
Sep 19	$13,298	$12,170	$13,370
Oct 19	$13,766	$12,595	$14,052
Nov 19	$14,146	$12,706	$14,337
Dec 19	$14,210	$13,256	$14,566
Jan 20	$13,830	$12,900	$14,353
Feb 20	$12,628	$11,880	$12,994
Mar 20	$11,731	$10,160	$12,100
Apr 20	$12,300	$10,930	$12,654
May 20	$13,227	$11,288	$13,501
Jun 20	$13,236	$11,798	$13,524
Jul 20	$12,834	$12,324	$13,041
Aug 20	$13,713	$12,852	$14,078
Sep 20	$13,909	$12,536	$14,154
Oct 20	$13,613	$12,266	$13,796
Nov 20	$15,010	$13,916	$15,489
Dec 20	$15,657	$14,669	$15,984
Jan 21	$15,753	$14,700	$16,051
Feb 21	$16,321	$14,991	$16,580
Mar 21	$17,016	$15,181	$17,375
Apr 21	$16,527	$15,628	$16,925
May 21	$16,898	$16,117	$17,413
Jun 21	$16,959	$16,012	$17,412
Jul 21	$16,641	$15,748	$16,999
Aug 21	$17,015	$16,047	$17,542
Sep 21	$17,671	$15,534	$18,297
Oct 21	$17,627	$15,904	$18,082
Nov 21	$16,953	$15,188	$17,564
Dec 21	$17,660	$15,816	$18,158
Jan 22	$16,911	$15,233	$17,252
Feb 22	$16,597	$14,931	$17,056
Mar 22	$17,198	$14,955	$17,853
Apr 22	$16,900	$14,016	$17,435
May 22	$17,069	$14,117	$17,613
Jun 22	$16,708	$12,902	$17,176
Jul 22	$17,490	$13,344	$17,899
Aug 22	$17,428	$12,915	$18,131
Sep 22	$16,635	$11,624	$17,068
Oct 22	$17,507	$11,972	$18,077
Nov 22	$18,262	$13,385	$18,735
Dec 22	$16,970	$13,285	$17,795
Jan 23	$18,231	$14,362	$18,713
Feb 23	$18,250	$13,859	$18,920
Mar 23	$18,762	$14,197	$19,312
Apr 23	$19,357	$14,444	$19,906
May 23	$20,029	$13,918	$20,860
Jun 23	$21,849	$14,543	$22,521
Jul 23	$22,172	$15,134	$22,923
Aug 23	$22,146	$14,451	$23,023
Sep 23	$22,336	$13,994	$23,207
Oct 23	$22,271	$13,417	$22,633
Nov 23	$23,275	$14,625	$24,141
Dec 23	$23,113	$15,360	$24,153
Jan 24	$24,927	$15,207	$26,242
Feb 24	$26,606	$15,592	$27,770
Mar 24	$27,838	$16,079	$28,921
Apr 24	$27,496	$15,791	$28,895
May 24	$28,242	$16,249	$29,379
Jun 24	$28,897	$16,234	$29,971
Jul 24	$28,084	$16,609	$29,796
Aug 24	$27,927	$17,082	$29,084
Sep 24	$27,401	$17,542	$28,526
Oct 24	$27,645	$16,682	$29,359
Nov 24	$27,977	$16,531	$29,243
Dec 24	$28,860	$16,210	$30,593
Jan 25	$29,083	$16,863	$30,728
Feb 25	$28,367	$17,096	$29,569
Mar 25	$28,399	$17,058	$29,487
Apr 25	$28,294	$17,674	$29,644
May 25	$29,640	$18,483	$31,283
Jun 25	$30,340	$19,111	$31,957
Jul 25	$31,275	$19,056	$32,910
Aug 25	$32,557	$19,717	$34,501
Sep 25	$33,678	$20,427	$35,659
Oct 25	$36,529	$20,840	$38,474
Nov 25	$36,928	$20,835	$38,811
Dec 25	$37,541	$21,459	$39,330
Jan 26	$39,503	$22,743	$41,398
Feb 26	$43,006	$23,885	$45,538
Mar 26	$40,113	$21,308	$40,839
Apr 26	$41,929	$23,364	$44,070
May 26	$44,545	$24,541	$47,097
Jun 26	$45,955	$24,396	$48,012
Jul 26	$44,642	$24,480	$47,638
Aug 26	$46,622	$25,109	$49,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
43.20%	22.34%	16.64%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Japan 100% Hedged to USD Index (Net)...
43.42	23.05	17.34

Key Fund statistics

Table Summary
Net Assets...
$773,898,693
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$25,724
Portfolio Turnover Rate...
9%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Short-Term Securities...
0.0Footnote Reference(b)
Forward foreign currency exchange contracts, net cumulative depreciation...
(0.0)Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.1)
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Industrials...
24.4%
Financials...
19.0
Information Technology...
18.2
Consumer Discretionary...
15.1
Communication Services...
6.7
Health Care...
5.4
Materials...
3.8
Consumer Staples...
3.7
Real Estate...
1.8
Utilities...
1.0
Energy...
0.9
Footnote	Description
Footnote(a)	The underlying fund is iShares MSCI Japan ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through December 31, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI Japan ETF

Annual Shareholder Report — August 31, 2026

HEWJ-08/26-AR

iShares MSCI Brazil Small-Cap ETF

EWZS | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$53	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (1.01)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Brazil Small Cap Index (Net) returned (0.51)%.

What contributed to performance?

During the reporting period, small-cap materials stocks contributed to the Fund’s return. Gold miners benefited from record production amid higher gold prices, while steel firms were driven by a rebound in global commodity demand. Utilities stocks gained amid the rapid global expansion of data centers that is driving higher electricity demand, as well as weather-related spikes in power consumption.

What detracted from performance?

Small-cap consumer discretionary stocks detracted the most from the Fund’s performance during the reporting period. In particular, apparel retailers experienced significant declines amid weakening consumer demand, lowered growth forecasts, and intensified competition. Additionally, an automotive retailer was pressured following its voluntary delisting of its American Depository Shares from the New York Stock Exchange. In the healthcare sector, a managed care firm was pressured by soaring medical claims, rising litigation expenses, and a higher debt load.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Brazil Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,078	$10,129	$10,079
Oct 16	$11,190	$10,153	$11,204
Nov 16	$9,670	$9,685	$9,685
Dec 16	$9,953	$9,707	$9,971
Jan 17	$11,616	$10,238	$11,653
Feb 17	$12,478	$10,551	$12,520
Mar 17	$11,998	$10,818	$12,050
Apr 17	$12,354	$11,054	$12,420
May 17	$11,731	$11,381	$11,789
Jun 17	$11,609	$11,496	$11,678
Jul 17	$13,366	$12,181	$13,460
Aug 17	$14,592	$12,453	$14,707
Sep 17	$15,259	$12,403	$15,393
Oct 17	$14,538	$12,838	$14,675
Nov 17	$14,060	$12,864	$14,194
Dec 17	$15,042	$13,326	$15,197
Jan 18	$16,594	$14,436	$16,786
Feb 18	$16,262	$13,770	$16,454
Mar 18	$15,800	$13,496	$15,999
Apr 18	$15,439	$13,455	$15,638
May 18	$12,834	$12,978	$12,996
Jun 18	$11,897	$12,439	$12,081
Jul 18	$12,949	$12,712	$13,138
Aug 18	$11,244	$12,368	$11,453
Sep 18	$11,395	$12,303	$11,608
Oct 18	$13,678	$11,231	$13,942
Nov 18	$13,669	$11,694	$13,951
Dec 18	$13,962	$11,384	$14,249
Jan 19	$16,325	$12,381	$16,683
Feb 19	$15,527	$12,409	$15,877
Mar 19	$14,925	$12,513	$15,270
Apr 19	$14,993	$12,777	$15,346
May 19	$15,401	$11,849	$15,781
Jun 19	$16,710	$12,589	$17,149
Jul 19	$18,159	$12,435	$18,652
Aug 19	$16,680	$11,829	$17,138
Sep 19	$16,897	$12,055	$17,378
Oct 19	$17,972	$12,563	$18,491
Nov 19	$17,844	$12,546	$18,369
Dec 19	$21,036	$13,482	$21,683
Jan 20	$20,470	$12,853	$21,113
Feb 20	$17,828	$12,175	$18,383
Mar 20	$9,624	$10,300	$9,894
Apr 20	$10,538	$11,243	$10,863
May 20	$11,074	$11,330	$11,424
Jun 20	$12,502	$12,162	$12,904
Jul 20	$14,291	$13,249	$14,748
Aug 20	$13,611	$13,542	$14,065
Sep 20	$12,692	$13,325	$13,124
Oct 20	$12,262	$13,599	$12,698
Nov 20	$15,170	$14,857	$15,702
Dec 20	$16,832	$15,949	$17,429
Jan 21	$15,635	$16,439	$16,206
Feb 21	$15,071	$16,564	$15,635
Mar 21	$15,745	$16,314	$16,340
Apr 21	$17,245	$16,720	$17,912
May 21	$19,146	$16,912	$19,874
Jun 21	$20,267	$17,137	$20,893
Jul 21	$18,291	$15,984	$19,261
Aug 21	$17,741	$16,402	$18,648
Sep 21	$16,305	$15,751	$16,982
Oct 21	$13,902	$15,906	$14,516
Nov 21	$13,433	$15,258	$13,947
Dec 21	$14,172	$15,544	$14,825
Jan 22	$15,386	$15,250	$16,067
Feb 22	$15,213	$14,794	$15,969
Mar 22	$17,824	$14,460	$18,652
Apr 22	$15,713	$13,655	$16,402
May 22	$16,224	$13,716	$17,015
Jun 22	$12,552	$12,804	$13,149
Jul 22	$13,334	$12,773	$13,898
Aug 22	$14,439	$12,826	$15,192
Sep 22	$13,559	$11,322	$14,178
Oct 22	$15,233	$10,971	$15,729
Nov 22	$13,631	$12,598	$14,105
Dec 22	$12,946	$12,421	$13,611
Jan 23	$14,180	$13,402	$14,849
Feb 23	$12,518	$12,533	$13,190
Mar 23	$12,763	$12,912	$13,413
Apr 23	$13,316	$12,766	$13,965
May 23	$14,618	$12,552	$15,264
Jun 23	$16,603	$13,028	$17,371
Jul 23	$17,255	$13,839	$18,078
Aug 23	$15,298	$12,987	$16,150
Sep 23	$14,727	$12,647	$15,617
Oct 23	$13,615	$12,156	$14,377
Nov 23	$15,743	$13,128	$16,605
Dec 23	$16,990	$13,642	$18,011
Jan 24	$15,805	$13,008	$16,763
Feb 24	$15,896	$13,627	$16,832
Mar 24	$16,394	$13,927	$17,399
Apr 24	$14,790	$14,027	$15,699
May 24	$14,461	$14,107	$15,324
Jun 24	$13,477	$14,663	$14,405
Jul 24	$13,645	$14,707	$14,509
Aug 24	$14,336	$14,944	$15,169
Sep 24	$14,365	$15,942	$15,287
Oct 24	$13,507	$15,233	$14,306
Nov 24	$12,144	$14,686	$13,138
Dec 24	$10,990	$14,666	$11,669
Jan 25	$12,324	$14,927	$13,092
Feb 25	$11,648	$15,000	$12,410
Mar 25	$12,654	$15,095	$13,410
Apr 25	$14,059	$15,293	$14,982
May 25	$14,733	$15,946	$15,663
Jun 25	$15,665	$16,904	$16,620
Jul 25	$14,050	$17,234	$14,970
Aug 25	$15,877	$17,455	$16,908
Sep 25	$16,463	$18,703	$17,551
Oct 25	$16,251	$19,485	$17,327
Nov 25	$16,783	$19,019	$17,891
Dec 25	$15,864	$19,588	$16,968
Jan 26	$18,082	$21,322	$19,387
Feb 26	$19,014	$22,494	$20,298
Mar 26	$17,838	$19,556	$18,924
Apr 26	$18,321	$22,433	$19,471
May 26	$17,117	$24,606	$18,257
Jun 26	$16,069	$24,259	$17,147
Jul 26	$16,259	$23,513	$17,358
Aug 26	$15,716	$24,305	$16,822

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(1.01)%	(2.39)%	4.62%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Brazil Small Cap Index (Net)...
(0.51)	(2.04)	5.34

Key Fund statistics

Table Summary
Net Assets...
$217,614,243
Number of Portfolio Holdings...
71
Net Investment Advisory Fees...
$1,247,310
Portfolio Turnover Rate...
81%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
20.0%
Utilities...
16.6
Financials...
12.2
Materials...
11.3
Consumer Staples...
10.8
Real Estate...
9.6
Information Technology...
6.8
Industrials...
6.6
Health Care...
4.6
Energy...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
TOTVS SA...
6.3%
Cia de Saneamento de Minas Gerais Copasa MG...
4.6
Sendas Distribuidora SA...
3.9
Lojas Renner SA...
3.6
Allos SA...
3.5
StoneCo Ltd., Class A...
3.3
Multiplan Empreendimentos Imobiliarios SA...
3.2
Metalurgica Gerdau SA, Preference Shares, NVS...
3.0
Isa Energia Brasil SA, Preference Shares, NVS...
2.8
Smartfit Escola de Ginastica e Danca SA...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Brazil Small-Cap ETF

Annual Shareholder Report — August 31, 2026

EWZS-08/26-AR

iShares MSCI China ETF

MCHI | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$52	0.54%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (8.51)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI China Index (Net) returned (6.11)%.

What contributed to performance?

The financials sector contributed to the Fund’s return during the reporting period. Diversified banks benefited from state stimulus measures, including direct capital injections, enhanced liquidity support, relaxed credit classifications, and lower reserve requirements.

What detracted from performance?

During the reporting period, the communication sector was the largest detractor from the Fund’s return. Notably, a multinational technology conglomerate that operates a popular social media platform, develops video games, and provides internet and technology services, was pressured by heavy investments in artificial intelligence (“AI”) infrastructure, intense competitive pressures, and broader macroeconomic concerns. A challenging environment, including depressed consumer confidence, negatively impacted the consumer discretionary sector. As household budgets tightened, consumers sharply reduced big-ticket automotive purchases and premium experiential spending, particularly hotels, restaurants, and leisure companies, and automobile manufacturers. Broadline retailers also faced slower consumer spending, as well as price cuts and regulatory crackdowns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,245	$10,129	$10,253
Oct 16	$10,045	$10,153	$10,054
Nov 16	$9,921	$9,685	$9,934
Dec 16	$9,511	$9,707	$9,528
Jan 17	$10,150	$10,238	$10,174
Feb 17	$10,503	$10,551	$10,534
Mar 17	$10,723	$10,818	$10,759
Apr 17	$11,003	$11,054	$11,046
May 17	$11,578	$11,381	$11,629
Jun 17	$11,839	$11,496	$11,896
Jul 17	$12,877	$12,181	$12,953
Aug 17	$13,413	$12,453	$13,500
Sep 17	$13,544	$12,403	$13,640
Oct 17	$14,076	$12,838	$14,182
Nov 17	$14,288	$12,864	$14,403
Dec 17	$14,554	$13,326	$14,679
Jan 18	$16,366	$14,436	$16,512
Feb 18	$15,313	$13,770	$15,455
Mar 18	$14,803	$13,496	$14,946
Apr 18	$14,788	$13,455	$14,942
May 18	$15,053	$12,978	$15,217
Jun 18	$14,267	$12,439	$14,422
Jul 18	$13,913	$12,712	$14,063
Aug 18	$13,383	$12,368	$13,529
Sep 18	$13,194	$12,303	$13,340
Oct 18	$11,679	$11,231	$11,810
Nov 18	$12,528	$11,694	$12,675
Dec 18	$11,762	$11,384	$11,908
Jan 19	$13,057	$12,381	$13,225
Feb 19	$13,499	$12,409	$13,682
Mar 19	$13,819	$12,513	$14,015
Apr 19	$14,121	$12,777	$14,327
May 19	$12,271	$11,849	$12,452
Jun 19	$13,252	$12,589	$13,452
Jul 19	$13,171	$12,435	$13,379
Aug 19	$12,612	$11,829	$12,819
Sep 19	$12,601	$12,055	$12,816
Oct 19	$13,104	$12,563	$13,333
Nov 19	$13,328	$12,546	$13,571
Dec 19	$14,430	$13,482	$14,702
Jan 20	$13,728	$12,853	$13,995
Feb 20	$13,855	$12,175	$14,131
Mar 20	$12,934	$10,300	$13,200
Apr 20	$13,552	$11,243	$14,033
May 20	$13,674	$11,330	$13,964
Jun 20	$14,892	$12,162	$15,218
Jul 20	$16,280	$13,249	$16,655
Aug 20	$17,190	$13,542	$17,600
Sep 20	$16,710	$13,325	$17,120
Oct 20	$17,588	$13,599	$18,025
Nov 20	$18,077	$14,857	$18,525
Dec 20	$18,570	$15,949	$19,037
Jan 21	$19,932	$16,439	$20,439
Feb 21	$19,727	$16,564	$20,228
Mar 21	$18,477	$16,314	$18,956
Apr 21	$18,721	$16,720	$19,220
May 21	$18,636	$16,912	$19,090
Jun 21	$18,876	$17,137	$19,386
Jul 21	$16,242	$15,984	$16,703
Aug 21	$16,212	$16,402	$16,703
Sep 21	$15,453	$15,751	$15,864
Oct 21	$15,800	$15,906	$16,365
Nov 21	$14,881	$15,258	$15,388
Dec 21	$14,413	$15,544	$14,903
Jan 22	$14,349	$15,250	$14,463
Feb 22	$13,498	$14,794	$13,899
Mar 22	$12,170	$14,460	$12,788
Apr 22	$11,653	$13,655	$12,265
May 22	$11,932	$13,716	$12,410
Jun 22	$12,857	$12,804	$13,224
Jul 22	$11,530	$12,773	$11,968
Aug 22	$11,542	$12,826	$11,995
Sep 22	$9,879	$11,322	$10,249
Oct 22	$8,236	$10,971	$8,526
Nov 22	$10,882	$12,598	$11,059
Dec 22	$11,166	$12,421	$11,634
Jan 23	$12,577	$13,402	$13,005
Feb 23	$11,260	$12,533	$11,656
Mar 23	$11,723	$12,912	$12,182
Apr 23	$11,215	$12,766	$11,554
May 23	$10,199	$12,552	$10,580
Jun 23	$10,635	$13,028	$11,000
Jul 23	$11,824	$13,839	$12,183
Aug 23	$10,689	$12,987	$11,092
Sep 23	$10,331	$12,647	$10,787
Oct 23	$9,931	$12,156	$10,327
Nov 23	$10,153	$13,128	$10,587
Dec 23	$9,930	$13,642	$10,332
Jan 24	$8,890	$13,008	$9,235
Feb 24	$9,550	$13,627	$10,010
Mar 24	$9,699	$13,927	$10,095
Apr 24	$10,222	$14,027	$10,771
May 24	$10,633	$14,107	$11,030
Jun 24	$10,341	$14,663	$10,821
Jul 24	$10,192	$14,707	$10,678
Aug 24	$10,255	$14,944	$10,785
Sep 24	$12,455	$15,942	$13,363
Oct 24	$12,026	$15,233	$12,573
Nov 24	$11,545	$14,686	$12,015
Dec 24	$11,724	$14,666	$12,338
Jan 25	$12,035	$14,927	$12,452
Feb 25	$13,322	$15,000	$13,916
Mar 25	$13,562	$15,095	$14,192
Apr 25	$12,884	$15,293	$13,586
May 25	$13,192	$15,946	$13,958
Jun 25	$13,840	$16,904	$14,477
Jul 25	$14,441	$17,234	$15,172
Aug 25	$15,381	$17,455	$15,921
Sep 25	$16,549	$18,703	$17,474
Oct 25	$15,995	$19,485	$16,807
Nov 25	$15,639	$19,019	$16,387
Dec 25	$15,366	$19,588	$16,184
Jan 26	$15,958	$21,322	$16,944
Feb 26	$15,071	$22,494	$15,967
Mar 26	$14,219	$19,556	$14,738
Apr 26	$14,654	$22,433	$15,274
May 26	$14,049	$24,606	$14,810
Jun 26	$13,115	$24,259	$13,761
Jul 26	$14,256	$23,513	$14,999
Aug 26	$14,072	$24,305	$14,948

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(8.51)%	(2.79)%	3.47%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI China Index (Net)...
(6.11)	(2.20)	4.10

Key Fund statistics

Table Summary
Net Assets...
$6,326,683,345
Number of Portfolio Holdings...
580
Net Investment Advisory Fees...
$38,645,463
Portfolio Turnover Rate...
11%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
23.3%
Financials...
20.1
Communication Services...
17.9
Information Technology...
11.8
Materials...
5.9
Health Care...
5.7
Industrials...
5.6
Energy...
3.6
Consumer Staples...
2.8
Utilities...
1.8
Real Estate...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Tencent Holdings Ltd...
13.9%
Alibaba Group Holding Ltd...
9.4
China Construction Bank Corp., Class H...
4.0
Industrial & Commercial Bank of China Ltd., Class H...
2.5
Xiaomi Corp., Class B...
2.4
Meituan, Class B...
2.0
Bank of China Ltd., Class H...
2.0
Ping An Insurance Group Co. of China Ltd., Class H...
1.7
PDD Holdings, Inc., ADR...
1.7
NetEase, Inc...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI China ETF

Annual Shareholder Report — August 31, 2026

MCHI-08/26-AR

iShares MSCI China Small-Cap ETF

ECNS | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$49	0.54%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (18.57)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI China Small Cap Index (Net) returned (18.62)%.

What contributed to performance?

The materials sector contributed to the Fund’s return during the reporting period. Small-cap metals and mining stocks benefited from higher gold and copper prices, supported by strong safe-haven demand for gold and robust demand for copper, driven by its use in electrification, power infrastructure, and data center investment.

What detracted from performance?

The healthcare sector was the largest detractor from the Fund’s performance during the reporting period. In addition to macroeconomic pressures, small-cap pharmaceutical and biotechnology stocks were pressured by intense competition, pricing pressures, and concerns about the pace of commercialization of new therapies. Sluggish consumer demand and cautious spending negatively impacted the consumer discretionary sector, particularly the autos and components, consumer services, consumer discretionary distribution subsectors. Financial stocks were pressured by cautious borrowing and investment activity, concerns over credit quality, and a challenging economic environment, which weighed on sentiment across the sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI China Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,128	$10,129	$10,161
Oct 16	$9,986	$10,153	$10,011
Nov 16	$10,062	$9,685	$10,069
Dec 16	$9,705	$9,707	$9,685
Jan 17	$10,091	$10,238	$10,074
Feb 17	$10,402	$10,551	$10,389
Mar 17	$10,651	$10,818	$10,646
Apr 17	$10,601	$11,054	$10,592
May 17	$10,564	$11,381	$10,419
Jun 17	$10,797	$11,496	$10,529
Jul 17	$11,304	$12,181	$11,039
Aug 17	$11,529	$12,453	$11,265
Sep 17	$12,155	$12,403	$11,895
Oct 17	$12,376	$12,838	$12,109
Nov 17	$11,955	$12,864	$11,688
Dec 17	$12,334	$13,326	$12,064
Jan 18	$13,267	$14,436	$12,974
Feb 18	$12,606	$13,770	$12,308
Mar 18	$12,712	$13,496	$12,404
Apr 18	$12,935	$13,455	$12,628
May 18	$13,545	$12,978	$13,209
Jun 18	$12,487	$12,439	$12,171
Jul 18	$12,225	$12,712	$11,833
Aug 18	$11,596	$12,368	$11,221
Sep 18	$11,299	$12,303	$10,934
Oct 18	$10,172	$11,231	$9,832
Nov 18	$10,467	$11,694	$10,072
Dec 18	$10,093	$11,384	$9,704
Jan 19	$10,728	$12,381	$10,328
Feb 19	$11,312	$12,409	$10,897
Mar 19	$11,568	$12,513	$11,159
Apr 19	$11,573	$12,777	$11,164
May 19	$10,567	$11,849	$10,194
Jun 19	$10,865	$12,589	$10,473
Jul 19	$10,649	$12,435	$10,258
Aug 19	$10,019	$11,829	$9,656
Sep 19	$10,011	$12,055	$9,647
Oct 19	$10,232	$12,563	$9,847
Nov 19	$10,102	$12,546	$9,727
Dec 19	$10,734	$13,482	$10,340
Jan 20	$10,216	$12,853	$9,839
Feb 20	$10,433	$12,175	$10,052
Mar 20	$9,311	$10,300	$8,976
Apr 20	$9,586	$11,243	$9,432
May 20	$9,491	$11,330	$9,140
Jun 20	$10,519	$12,162	$10,155
Jul 20	$11,757	$13,249	$11,380
Aug 20	$12,144	$13,542	$11,760
Sep 20	$11,620	$13,325	$11,249
Oct 20	$11,685	$13,599	$11,318
Nov 20	$12,918	$14,857	$12,518
Dec 20	$13,443	$15,949	$13,146
Jan 21	$14,834	$16,439	$14,513
Feb 21	$16,121	$16,564	$15,769
Mar 21	$15,085	$16,314	$14,769
Apr 21	$15,584	$16,720	$15,247
May 21	$15,506	$16,912	$15,354
Jun 21	$16,185	$17,137	$15,497
Jul 21	$14,577	$15,984	$13,903
Aug 21	$14,977	$16,402	$14,374
Sep 21	$14,274	$15,751	$13,458
Oct 21	$13,856	$15,906	$13,252
Nov 21	$14,318	$15,258	$12,756
Dec 21	$13,860	$15,544	$12,318
Jan 22	$13,000	$15,250	$11,518
Feb 22	$12,460	$14,794	$11,026
Mar 22	$11,534	$14,460	$10,307
Apr 22	$10,897	$13,655	$9,766
May 22	$10,774	$13,716	$9,588
Jun 22	$11,650	$12,804	$10,296
Jul 22	$10,495	$12,773	$9,288
Aug 22	$10,135	$12,826	$8,989
Sep 22	$8,610	$11,322	$7,631
Oct 22	$7,794	$10,971	$6,886
Nov 22	$9,899	$12,598	$8,660
Dec 22	$10,427	$12,421	$9,263
Jan 23	$11,694	$13,402	$10,332
Feb 23	$10,709	$12,533	$9,432
Mar 23	$10,089	$12,912	$8,883
Apr 23	$9,911	$12,766	$8,713
May 23	$8,577	$12,552	$7,593
Jun 23	$8,813	$13,028	$7,636
Jul 23	$9,570	$13,839	$8,280
Aug 23	$8,438	$12,987	$7,330
Sep 23	$8,211	$12,647	$7,171
Oct 23	$8,042	$12,156	$7,000
Nov 23	$8,098	$13,128	$7,053
Dec 23	$8,000	$13,642	$6,960
Jan 24	$6,786	$13,008	$5,899
Feb 24	$7,378	$13,627	$6,415
Mar 24	$7,412	$13,927	$6,433
Apr 24	$7,685	$14,027	$6,712
May 24	$8,003	$14,107	$6,935
Jun 24	$7,571	$14,663	$6,557
Jul 24	$7,319	$14,707	$6,317
Aug 24	$7,203	$14,944	$6,226
Sep 24	$8,907	$15,942	$7,784
Oct 24	$8,383	$15,233	$7,249
Nov 24	$8,314	$14,686	$7,152
Dec 24	$8,555	$14,666	$7,430
Jan 25	$8,361	$14,927	$7,178
Feb 25	$9,252	$15,000	$7,960
Mar 25	$9,282	$15,095	$7,996
Apr 25	$9,183	$15,293	$7,941
May 25	$9,664	$15,946	$8,366
Jun 25	$10,710	$16,904	$9,204
Jul 25	$11,800	$17,234	$10,196
Aug 25	$12,818	$17,455	$11,014
Sep 25	$13,330	$18,703	$11,518
Oct 25	$12,294	$19,485	$10,598
Nov 25	$12,059	$19,019	$10,373
Dec 25	$11,671	$19,588	$10,050
Jan 26	$12,574	$21,322	$10,866
Feb 26	$12,747	$22,494	$11,014
Mar 26	$11,387	$19,556	$9,733
Apr 26	$11,879	$22,433	$10,184
May 26	$11,218	$24,606	$9,660
Jun 26	$10,185	$24,259	$8,698
Jul 26	$10,365	$23,513	$8,883
Aug 26	$10,438	$24,305	$8,963

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(18.57)%	(6.97)%	0.43%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI China Small Cap Index (Net)...
(18.62)	(9.01)	(1.09)

Key Fund statistics

Table Summary
Net Assets...
$65,403,863
Number of Portfolio Holdings...
254
Net Investment Advisory Fees...
$473,412
Portfolio Turnover Rate...
43%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
21.1%
Industrials...
13.8
Information Technology...
13.2
Consumer Discretionary...
12.0
Materials...
9.4
Communication Services...
9.2
Real Estate...
7.8
Consumer Staples...
5.7
Financials...
3.9
Utilities...
2.0
Energy...
1.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Kingdee International Software Group Co. Ltd...
2.0%
Zai Lab Ltd...
1.7
Dongyue Group Ltd...
1.6
Minth Group Ltd...
1.5
China Everbright Environment Group Ltd...
1.4
Atour Lifestyle Holdings Ltd., ADR...
1.4
TCL Electronics Holdings Ltd...
1.4
Meitu, Inc...
1.3
China Ruyi Holdings Ltd...
1.3
GCL Technology Holdings Ltd...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI China Small-Cap ETF

Annual Shareholder Report — August 31, 2026

ECNS-08/26-AR

iShares MSCI Indonesia ETF

EIDO | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$46	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (25.52)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Indonesia IMI 25/50 Index (Spliced) returned (26.04)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

During the reporting period, Indonesia’s equity market was pressured by concerns over transparency and corporate governance, reduced foreign investor participation, and index exclusions that raised concerns over market accessibility. Additionally, higher energy prices added to inflationary pressures. Against this backdrop, the financials sector was the biggest detractor from the Fund’s return. Diversified banks were pressured by currency depreciation, tightening market liquidity, and rising funding costs which compressed net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits.) In the materials sector, strict government export bans negatively impacted a copper producer in the metals and mining segment, while temporary supply chain disruptions and a large-scale capital reallocation pressured commodity chemicals producers. In addition, weaker corporate fundamentals and regulatory crackdowns caused coal and consumable fuels producers in the energy sector to decline.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Indonesia IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,147	$10,129	$10,156
Oct 16	$10,186	$10,153	$10,199
Nov 16	$8,993	$9,685	$8,993
Dec 16	$9,418	$9,707	$9,436
Jan 17	$9,395	$10,238	$9,415
Feb 17	$9,588	$10,551	$9,608
Mar 17	$9,984	$10,818	$10,010
Apr 17	$10,271	$11,054	$10,301
May 17	$10,430	$11,381	$10,473
Jun 17	$10,612	$11,496	$10,663
Jul 17	$10,588	$12,181	$10,644
Aug 17	$10,553	$12,453	$10,607
Sep 17	$10,435	$12,403	$10,497
Oct 17	$10,463	$12,838	$10,530
Nov 17	$10,396	$12,864	$10,468
Dec 17	$11,154	$13,326	$11,235
Jan 18	$11,684	$14,436	$11,772
Feb 18	$11,342	$13,770	$11,434
Mar 18	$10,525	$13,496	$10,614
Apr 18	$10,069	$13,455	$10,155
May 18	$9,971	$12,978	$10,053
Jun 18	$9,207	$12,439	$9,286
Jul 18	$9,450	$12,712	$9,539
Aug 18	$9,426	$12,368	$9,519
Sep 18	$9,223	$12,303	$9,322
Oct 18	$8,835	$11,231	$8,940
Nov 18	$9,898	$11,694	$10,014
Dec 18	$9,974	$11,384	$10,094
Jan 19	$10,951	$12,381	$11,086
Feb 19	$10,447	$12,409	$10,570
Mar 19	$10,358	$12,513	$10,512
Apr 19	$10,427	$12,777	$10,596
May 19	$10,050	$11,849	$10,237
Jun 19	$10,552	$12,589	$10,756
Jul 19	$10,707	$12,435	$10,914
Aug 19	$10,275	$11,829	$10,481
Sep 19	$10,002	$12,055	$10,210
Oct 19	$10,255	$12,563	$10,473
Nov 19	$9,806	$12,546	$9,999
Dec 19	$10,473	$13,482	$10,686
Jan 20	$10,049	$12,853	$10,256
Feb 20	$8,759	$12,175	$8,951
Mar 20	$6,057	$10,300	$6,152
Apr 20	$6,914	$11,243	$7,015
May 20	$7,094	$11,330	$7,199
Jun 20	$7,634	$12,162	$7,751
Jul 20	$7,878	$13,249	$8,006
Aug 20	$8,113	$13,542	$8,255
Sep 20	$7,086	$13,325	$7,207
Oct 20	$7,453	$13,599	$7,882
Nov 20	$8,978	$14,857	$9,151
Dec 20	$9,626	$15,949	$9,869
Jan 21	$9,377	$16,439	$9,618
Feb 21	$9,634	$16,564	$9,887
Mar 21	$8,982	$16,314	$9,221
Apr 21	$9,044	$16,720	$9,289
May 21	$8,845	$16,912	$9,087
Jun 21	$8,488	$17,137	$8,713
Jul 21	$8,333	$15,984	$8,564
Aug 21	$8,914	$16,402	$9,178
Sep 21	$9,178	$15,751	$9,503
Oct 21	$10,001	$15,906	$10,293
Nov 21	$9,675	$15,258	$9,974
Dec 21	$9,709	$15,544	$10,006
Jan 22	$9,718	$15,250	$9,977
Feb 22	$10,179	$14,794	$10,449
Mar 22	$10,378	$14,460	$10,744
Apr 22	$10,672	$13,655	$11,065
May 22	$10,431	$13,716	$10,811
Jun 22	$9,547	$12,804	$9,862
Jul 22	$9,844	$12,773	$10,166
Aug 22	$10,224	$12,826	$10,599
Sep 22	$10,013	$11,322	$10,427
Oct 22	$10,127	$10,971	$10,473
Nov 22	$10,180	$12,598	$10,487
Dec 22	$9,668	$12,421	$10,015
Jan 23	$10,058	$13,402	$10,384
Feb 23	$9,882	$12,533	$10,244
Mar 23	$10,112	$12,912	$10,458
Apr 23	$10,617	$12,766	$10,933
May 23	$10,118	$12,552	$10,469
Jun 23	$10,184	$13,028	$10,513
Jul 23	$10,290	$13,839	$10,649
Aug 23	$10,156	$12,987	$10,527
Sep 23	$9,851	$12,647	$10,227
Oct 23	$9,046	$12,156	$9,377
Nov 23	$9,536	$13,128	$9,893
Dec 23	$9,870	$13,642	$10,250
Jan 24	$9,652	$13,008	$10,041
Feb 24	$9,937	$13,627	$10,323
Mar 24	$10,036	$13,927	$10,435
Apr 24	$9,245	$14,027	$9,640
May 24	$8,770	$14,107	$9,112
Jun 24	$8,881	$14,663	$9,263
Jul 24	$9,250	$14,707	$9,638
Aug 24	$10,087	$14,944	$10,527
Sep 24	$10,316	$15,942	$10,766
Oct 24	$9,859	$15,233	$10,318
Nov 24	$9,165	$14,686	$9,497
Dec 24	$8,744	$14,666	$9,144
Jan 25	$8,595	$14,927	$9,004
Feb 25	$7,380	$15,000	$7,677
Mar 25	$7,641	$15,095	$8,021
Apr 25	$8,042	$15,293	$8,408
May 25	$8,808	$15,946	$9,213
Jun 25	$8,392	$16,904	$8,758
Jul 25	$8,327	$17,234	$8,730
Aug 25	$8,449	$17,455	$8,830
Sep 25	$8,388	$18,703	$8,766
Oct 25	$8,742	$19,485	$9,160
Nov 25	$8,889	$19,019	$9,294
Dec 25	$9,005	$19,588	$9,452
Jan 26	$8,736	$21,322	$9,157
Feb 26	$8,693	$22,494	$9,134
Mar 26	$7,511	$19,556	$7,816
Apr 26	$7,130	$22,433	$7,459
May 26	$6,120	$24,606	$6,409
Jun 26	$5,535	$24,259	$5,791
Jul 26	$6,094	$23,513	$6,423
Aug 26	$6,293	$24,305	$6,530

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(25.52)%	(6.73)%	(4.53)%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Indonesia IMI 25/50 Index (Spliced)...
(26.04)	(6.58)	(4.17)

Key Fund statistics

Table Summary
Net Assets...
$502,395,058
Number of Portfolio Holdings...
60
Net Investment Advisory Fees...
$1,817,344
Portfolio Turnover Rate...
28%

The MSCI Indonesia IMI 25/50 Index (Spliced) reflects the performance of the MSCI Indonesia Investable Market Index (Net) through May 28, 2019 and the MSCI Indonesia IMI 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
50.4%
Materials...
12.9
Energy...
11.4
Consumer Staples...
8.2
Communication Services...
7.6
Industrials...
4.6
Real Estate...
1.5
Utilities...
1.4
Health Care...
1.2
Consumer Discretionary...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Bank Central Asia Tbk PT...
21.7%
Bank Rakyat Indonesia Persero Tbk PT...
12.9
Bank Mandiri Persero Tbk PT...
10.1
Telkom Indonesia Persero Tbk PT...
4.1
Bank Negara Indonesia Persero Tbk PT...
3.9
Astra International Tbk PT...
3.9
Bumi Resources Minerals Tbk PT...
3.2
Barito Pacific Tbk PT...
2.8
Indofood Sukses Makmur Tbk PT...
2.4
Merdeka Copper Gold Tbk PT...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Indonesia ETF

Annual Shareholder Report — August 31, 2026

EIDO-08/26-AR

iShares MSCI Peru and Global Exposure ETF

EPU | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$71	0.52%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 74.84%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All Peru Capped Index (Net) returned 75.77%.

What contributed to performance?

Stocks in Peru contributed the most to the Fund’s return during the reporting period. Performance was led by the materials sector, particularly companies engaged in metals and mining. Peruvian copper producers were supported by constrained global supply, and strong demand from power infrastructure, renewable energy, and data centers. Gold miners gained from elevated gold prices, supported by strong central-bank demand, geopolitical uncertainty, and continued safe-haven demand. Financial stocks also contributed to performance, supported by resilient economic activity, solid loan growth, and broad-based expansion across the sector. A UK-listed precious-metals producer with significant Peruvian operations contributed as higher gold and silver prices supported its results.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All Peru Capped Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,073	$10,129	$10,079
Oct 16	$10,021	$10,153	$10,029
Nov 16	$9,887	$9,685	$9,892
Dec 16	$9,979	$9,707	$9,991
Jan 17	$10,658	$10,238	$10,687
Feb 17	$10,450	$10,551	$10,496
Mar 17	$10,502	$10,818	$10,603
Apr 17	$10,316	$11,054	$10,420
May 17	$10,606	$11,381	$10,732
Jun 17	$10,646	$11,496	$10,750
Jul 17	$11,157	$12,181	$11,261
Aug 17	$11,689	$12,453	$11,793
Sep 17	$12,047	$12,403	$12,156
Oct 17	$12,888	$12,838	$13,021
Nov 17	$12,754	$12,864	$12,900
Dec 17	$13,007	$13,326	$13,129
Jan 18	$13,785	$14,436	$13,923
Feb 18	$13,359	$13,770	$13,495
Mar 18	$13,502	$13,496	$13,633
Apr 18	$13,889	$13,455	$14,027
May 18	$13,343	$12,978	$13,472
Jun 18	$12,659	$12,439	$12,739
Jul 18	$12,899	$12,712	$13,017
Aug 18	$11,993	$12,368	$12,093
Sep 18	$11,865	$12,303	$11,961
Oct 18	$11,185	$11,231	$11,284
Nov 18	$11,310	$11,694	$11,439
Dec 18	$11,422	$11,384	$11,532
Jan 19	$12,120	$12,381	$12,216
Feb 19	$12,381	$12,409	$12,534
Mar 19	$12,571	$12,513	$12,749
Apr 19	$12,333	$12,777	$12,517
May 19	$11,316	$11,849	$11,486
Jun 19	$12,151	$12,589	$12,323
Jul 19	$11,721	$12,435	$11,907
Aug 19	$11,184	$11,829	$11,366
Sep 19	$11,449	$12,055	$11,640
Oct 19	$11,682	$12,563	$11,882
Nov 19	$11,387	$12,546	$11,591
Dec 19	$12,155	$13,482	$12,388
Jan 20	$11,479	$12,853	$11,710
Feb 20	$10,371	$12,175	$10,589
Mar 20	$7,995	$10,300	$8,185
Apr 20	$8,683	$11,243	$8,872
May 20	$9,219	$11,330	$9,425
Jun 20	$9,704	$12,162	$9,929
Jul 20	$10,343	$13,249	$10,567
Aug 20	$10,649	$13,542	$10,893
Sep 20	$10,010	$13,325	$10,255
Oct 20	$9,791	$13,599	$10,038
Nov 20	$11,062	$14,857	$11,335
Dec 20	$11,790	$15,949	$12,083
Jan 21	$11,756	$16,439	$12,055
Feb 21	$12,567	$16,564	$12,898
Mar 21	$11,566	$16,314	$11,684
Apr 21	$10,805	$16,720	$10,898
May 21	$11,269	$16,912	$11,386
Jun 21	$10,037	$17,137	$10,154
Jul 21	$9,232	$15,984	$9,332
Aug 21	$9,212	$16,402	$9,321
Sep 21	$9,062	$15,751	$9,195
Oct 21	$10,289	$15,906	$10,468
Nov 21	$9,829	$15,258	$10,005
Dec 21	$10,414	$15,544	$10,563
Jan 22	$11,486	$15,250	$11,670
Feb 22	$12,063	$14,794	$12,266
Mar 22	$12,945	$14,460	$13,163
Apr 22	$11,240	$13,655	$11,444
May 22	$10,878	$13,716	$11,094
Jun 22	$9,378	$12,804	$9,555
Jul 22	$9,408	$12,773	$9,574
Aug 22	$9,234	$12,826	$9,427
Sep 22	$8,890	$11,322	$9,091
Oct 22	$9,577	$10,971	$9,784
Nov 22	$10,748	$12,598	$10,949
Dec 22	$10,534	$12,421	$10,752
Jan 23	$11,263	$13,402	$11,513
Feb 23	$10,805	$12,533	$11,055
Mar 23	$11,329	$12,912	$11,600
Apr 23	$11,468	$12,766	$11,746
May 23	$10,957	$12,552	$11,216
Jun 23	$11,587	$13,028	$11,869
Jul 23	$12,812	$13,839	$13,121
Aug 23	$12,196	$12,987	$12,503
Sep 23	$11,411	$12,647	$11,734
Oct 23	$10,988	$12,156	$11,287
Nov 23	$11,542	$13,128	$11,836
Dec 23	$13,266	$13,642	$13,614
Jan 24	$12,962	$13,008	$13,314
Feb 24	$13,487	$13,627	$13,880
Mar 24	$14,989	$13,927	$15,414
Apr 24	$15,654	$14,027	$16,123
May 24	$16,871	$14,107	$17,012
Jun 24	$15,858	$14,663	$16,414
Jul 24	$16,249	$14,707	$16,832
Aug 24	$16,129	$14,944	$16,709
Sep 24	$17,167	$15,942	$17,804
Oct 24	$17,295	$15,233	$17,944
Nov 24	$16,842	$14,686	$17,484
Dec 24	$16,180	$14,666	$16,808
Jan 25	$16,480	$14,927	$17,133
Feb 25	$16,641	$15,000	$17,313
Mar 25	$17,810	$15,095	$18,538
Apr 25	$18,126	$15,293	$18,816
May 25	$18,905	$15,946	$19,642
Jun 25	$20,319	$16,904	$21,079
Jul 25	$20,249	$17,234	$21,043
Aug 25	$22,216	$17,455	$23,064
Sep 25	$25,239	$18,703	$26,175
Oct 25	$26,015	$19,485	$26,985
Nov 25	$26,863	$19,019	$27,864
Dec 25	$29,847	$19,588	$31,029
Jan 26	$35,905	$21,322	$37,491
Feb 26	$38,868	$22,494	$40,407
Mar 26	$33,695	$19,556	$34,906
Apr 26	$33,151	$22,433	$34,397
May 26	$35,668	$24,606	$37,099
Jun 26	$35,473	$24,259	$36,897
Jul 26	$36,599	$23,513	$38,103
Aug 26	$38,843	$24,305	$40,539

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
74.84%	33.35%	14.53%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI All Peru Capped Index (Net)...
75.77	34.18	15.02

Key Fund statistics

Table Summary
Net Assets...
$564,458,741
Number of Portfolio Holdings...
27
Net Investment Advisory Fees...
$2,190,580
Portfolio Turnover Rate...
16%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Materials...
54.8%
Financials...
26.9
Consumer Discretionary...
5.1
Industrials...
3.2
Utilities...
2.7
Real Estate...
2.7
Consumer Staples...
2.3
Communication Services...
1.3
Health Care...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Southern Copper Corp...
24.0%
Credicorp Ltd...
22.2
Hochschild Mining PLC...
4.7
Cia de Minas Buenaventura SAA, ADR...
4.3
MMG Ltd...
3.0
Volcan Cia Minera SAA, Class B, NVS...
2.9
Sociedad Minera Cerro Verde SAA...
2.9
Wheaton Precious Metals Corp...
2.8
Ferreycorp SAA...
2.8
Fortuna Mining Corp...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Peru and Global Exposure ETF

Annual Shareholder Report — August 31, 2026

EPU-08/26-AR

iShares MSCI Philippines ETF

EPHE | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$52	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (5.30)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Philippines IMI 25/50 Index (Spliced) returned (4.71)%.

What contributed to performance?

The industrials sector supported the Fund’s returns during the reporting period. A major global port management company gained due to ongoing terminal expansions, strategic integrations, and new port operations.

What detracted from performance?

Real estate stocks detracted the most from the Fund’s return during the reporting period, amid elevated vacancy rates, residential oversupply, and continued uncertainty surrounding property demand. High interest rates and broader economic concerns created a more cautious environment for investors in the sector. In the consumer discretionary sector, one of the largest fast-food chains in the Philippines declined amid elevated commodity and supply chain costs. Financials stocks also detracted on concerns over further monetary tightening, while weaker economic growth weighed on investor sentiment

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Philippines IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,428	$10,129	$9,432
Oct 16	$9,181	$10,153	$9,191
Nov 16	$8,224	$9,685	$8,236
Dec 16	$8,250	$9,707	$8,264
Jan 17	$8,744	$10,238	$8,765
Feb 17	$8,634	$10,551	$8,657
Mar 17	$8,741	$10,818	$8,773
Apr 17	$9,209	$11,054	$9,248
May 17	$9,412	$11,381	$9,454
Jun 17	$9,262	$11,496	$9,309
Jul 17	$9,428	$12,181	$9,479
Aug 17	$9,213	$12,453	$9,268
Sep 17	$9,482	$12,403	$9,535
Oct 17	$9,500	$12,838	$9,559
Nov 17	$9,534	$12,864	$9,598
Dec 17	$9,972	$13,326	$10,043
Jan 18	$9,846	$14,436	$9,924
Feb 18	$9,394	$13,770	$9,472
Mar 18	$8,893	$13,496	$8,971
Apr 18	$8,754	$13,455	$8,835
May 18	$8,330	$12,978	$8,409
Jun 18	$7,822	$12,439	$7,900
Jul 18	$8,355	$12,712	$8,444
Aug 18	$8,531	$12,368	$8,627
Sep 18	$7,819	$12,303	$7,912
Oct 18	$7,744	$11,231	$7,840
Nov 18	$8,100	$11,694	$8,205
Dec 18	$8,232	$11,384	$8,344
Jan 19	$8,924	$12,381	$9,052
Feb 19	$8,735	$12,409	$8,864
Mar 19	$8,885	$12,513	$9,022
Apr 19	$9,006	$12,777	$9,149
May 19	$9,040	$11,849	$9,189
Jun 19	$9,247	$12,589	$9,405
Jul 19	$9,294	$12,435	$9,458
Aug 19	$8,951	$11,829	$9,113
Sep 19	$8,767	$12,055	$8,931
Oct 19	$9,156	$12,563	$9,331
Nov 19	$8,873	$12,546	$9,052
Dec 19	$8,957	$13,482	$9,156
Jan 20	$8,221	$12,853	$8,407
Feb 20	$7,711	$12,175	$7,887
Mar 20	$5,997	$10,300	$6,134
Apr 20	$6,515	$11,243	$6,666
May 20	$6,574	$11,330	$6,731
Jun 20	$7,135	$12,162	$7,320
Jul 20	$6,897	$13,249	$7,085
Aug 20	$6,967	$13,542	$7,163
Sep 20	$6,941	$13,325	$7,141
Oct 20	$7,467	$13,599	$7,685
Nov 20	$8,121	$14,857	$8,369
Dec 20	$8,496	$15,949	$8,761
Jan 21	$7,872	$16,439	$8,120
Feb 21	$8,026	$16,564	$8,281
Mar 21	$7,651	$16,314	$7,900
Apr 21	$7,636	$16,720	$7,884
May 21	$8,047	$16,912	$8,320
Jun 21	$8,171	$17,137	$8,449
Jul 21	$7,318	$15,984	$7,568
Aug 21	$8,052	$16,402	$8,341
Sep 21	$7,973	$15,751	$8,267
Oct 21	$8,369	$15,906	$8,673
Nov 21	$8,511	$15,258	$8,837
Dec 21	$8,317	$15,544	$8,634
Jan 22	$8,595	$15,250	$8,912
Feb 22	$8,602	$14,794	$8,921
Mar 22	$8,353	$14,460	$8,699
Apr 22	$7,703	$13,655	$8,041
May 22	$7,768	$13,716	$8,089
Jun 22	$6,763	$12,804	$7,035
Jul 22	$6,945	$12,773	$7,227
Aug 22	$7,114	$12,826	$7,432
Sep 22	$5,937	$11,322	$6,207
Oct 22	$6,444	$10,971	$6,693
Nov 22	$7,230	$12,598	$7,505
Dec 22	$7,122	$12,421	$7,421
Jan 23	$7,541	$13,402	$7,857
Feb 23	$7,169	$12,533	$7,500
Mar 23	$7,274	$12,912	$7,596
Apr 23	$7,297	$12,766	$7,633
May 23	$6,955	$12,552	$7,295
Jun 23	$7,119	$13,028	$7,457
Jul 23	$7,297	$13,839	$7,651
Aug 23	$6,675	$12,987	$7,009
Sep 23	$6,824	$12,647	$7,181
Oct 23	$6,423	$12,156	$6,752
Nov 23	$6,839	$13,128	$7,197
Dec 23	$7,103	$13,642	$7,481
Jan 24	$7,232	$13,008	$7,625
Feb 24	$7,535	$13,627	$7,943
Mar 24	$7,547	$13,927	$7,962
Apr 24	$7,137	$14,027	$7,535
May 24	$6,845	$14,107	$7,224
Jun 24	$6,787	$14,663	$7,174
Jul 24	$7,029	$14,707	$7,425
Aug 24	$7,738	$14,944	$8,179
Sep 24	$8,109	$15,942	$8,575
Oct 24	$7,680	$15,233	$8,151
Nov 24	$7,128	$14,686	$7,549
Dec 24	$7,180	$14,666	$7,640
Jan 25	$6,453	$14,927	$6,857
Feb 25	$6,772	$15,000	$7,181
Mar 25	$7,097	$15,095	$7,539
Apr 25	$7,507	$15,293	$7,982
May 25	$7,726	$15,946	$8,225
Jun 25	$7,716	$16,904	$8,218
Jul 25	$7,234	$17,234	$7,714
Aug 25	$7,380	$17,455	$7,870
Sep 25	$7,049	$18,703	$7,517
Oct 25	$6,965	$19,485	$7,432
Nov 25	$7,125	$19,019	$7,603
Dec 25	$7,141	$19,588	$7,635
Jan 26	$7,509	$21,322	$8,020
Feb 26	$8,030	$22,494	$8,584
Mar 26	$7,056	$19,556	$7,525
Apr 26	$6,899	$22,433	$7,375
May 26	$6,861	$24,606	$7,340
Jun 26	$7,145	$24,259	$7,630
Jul 26	$7,379	$23,513	$7,912
Aug 26	$6,989	$24,305	$7,500

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(5.30)%	(2.79)%	(3.52)%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Philippines IMI 25/50 Index (Spliced)...
(4.71)	(2.10)	(2.84)

Key Fund statistics

Table Summary
Net Assets...
$149,473,954
Number of Portfolio Holdings...
35
Net Investment Advisory Fees...
$683,769
Portfolio Turnover Rate...
16%

The MSCI Philippines IMI 25/50 Index (Spliced) in this report reflects the performance of the MSCI Philippines Investible Market Index (Net) through November 30, 2020 and the MSCI Philippines IMI 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
37.7%
Financials...
20.2
Utilities...
12.0
Real Estate...
11.6
Consumer Staples...
6.9
Communication Services...
4.9
Consumer Discretionary...
4.1
Materials...
1.5
Energy...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
International Container Terminal Services, Inc...
22.2%
BDO Unibank, Inc...
9.8
SM Prime Holdings, Inc...
6.4
SM Investments Corp...
4.9
Metropolitan Bank & Trust Co...
4.6
Bank of the Philippine Islands...
4.3
PLDT, Inc...
3.6
Manila Electric Co...
3.5
Jollibee Foods Corp...
3.0
Aboitiz Equity Ventures, Inc...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Philippines ETF

Annual Shareholder Report — August 31, 2026

EPHE-08/26-AR

iShares MSCI Poland ETF

EPOL | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$65	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 45.60%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Poland IMI 25/50 Index returned 46.29%.

What contributed to performance?

Financials stocks were the most significant contributors to the Fund’s performance during the reporting period. Diversified banks benefited from robust fee income from investment products, brokerage products, and insurance. Notably, Poland’s largest banking and financial services company gained due to robust growth in both customer lending and savings, as well as operational efficiencies. Additionally, a multi-line insurance provider was supported by strategic diversification into non-motor insurance lines, solid inflows into its asset management arm, and rapid revenue expansion, while a consumer investment platform company advanced due to accelerating client acquisitions and heavy trading volumes. In the energy sector, favorable macroeconomic conditions and a sharp increase in global commodity prices helped a multinational oil and energy company.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Poland IMI 25/50 Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,006	$10,129	$9,977
Oct 16	$10,271	$10,153	$10,292
Nov 16	$9,540	$9,685	$9,561
Dec 16	$10,256	$9,707	$10,281
Jan 17	$11,363	$10,238	$11,395
Feb 17	$11,933	$10,551	$11,971
Mar 17	$12,142	$10,818	$12,187
Apr 17	$13,367	$11,054	$13,422
May 17	$13,434	$11,381	$13,485
Jun 17	$13,746	$11,496	$13,817
Jul 17	$14,601	$12,181	$14,699
Aug 17	$15,479	$12,453	$15,594
Sep 17	$14,997	$12,403	$15,122
Oct 17	$15,354	$12,838	$15,491
Nov 17	$15,150	$12,864	$15,288
Dec 17	$15,661	$13,326	$15,809
Jan 18	$16,944	$14,436	$17,117
Feb 18	$15,235	$13,770	$15,392
Mar 18	$14,320	$13,496	$14,478
Apr 18	$14,469	$13,455	$14,636
May 18	$12,979	$12,978	$13,138
Jun 18	$12,569	$12,439	$12,732
Jul 18	$13,974	$12,712	$14,135
Aug 18	$14,003	$12,368	$14,177
Sep 18	$13,784	$12,303	$13,979
Oct 18	$12,465	$11,231	$12,643
Nov 18	$13,410	$11,694	$13,578
Dec 18	$13,420	$11,384	$13,595
Jan 19	$14,156	$12,381	$14,347
Feb 19	$13,683	$12,409	$13,877
Mar 19	$13,362	$12,513	$13,554
Apr 19	$13,490	$12,777	$13,694
May 19	$12,942	$11,849	$13,155
Jun 19	$13,865	$12,589	$14,104
Jul 19	$13,222	$12,435	$13,488
Aug 19	$12,093	$11,829	$12,347
Sep 19	$12,087	$12,055	$12,352
Oct 19	$12,812	$12,563	$13,094
Nov 19	$12,333	$12,546	$12,612
Dec 19	$12,673	$13,482	$12,967
Jan 20	$12,026	$12,853	$12,199
Feb 20	$10,099	$12,175	$10,248
Mar 20	$8,207	$10,300	$8,327
Apr 20	$9,081	$11,243	$9,219
May 20	$9,787	$11,330	$9,944
Jun 20	$10,096	$12,162	$10,266
Jul 20	$10,664	$13,249	$10,849
Aug 20	$11,051	$13,542	$11,250
Sep 20	$9,981	$13,325	$10,164
Oct 20	$8,402	$13,599	$8,574
Nov 20	$10,670	$14,857	$10,900
Dec 20	$11,638	$15,949	$11,889
Jan 21	$11,602	$16,439	$11,853
Feb 21	$11,492	$16,564	$11,747
Mar 21	$10,975	$16,314	$11,222
Apr 21	$12,094	$16,720	$12,342
May 21	$13,669	$16,912	$14,025
Jun 21	$13,115	$17,137	$13,423
Jul 21	$13,279	$15,984	$13,614
Aug 21	$14,084	$16,402	$14,469
Sep 21	$13,413	$15,751	$13,845
Oct 21	$14,102	$15,906	$14,534
Nov 21	$12,554	$15,258	$12,846
Dec 21	$13,052	$15,544	$13,479
Jan 22	$12,645	$15,250	$12,947
Feb 22	$11,083	$14,794	$11,496
Mar 22	$11,693	$14,460	$12,242
Apr 22	$9,829	$13,655	$10,134
May 22	$10,226	$13,716	$10,505
Jun 22	$9,076	$12,804	$9,278
Jul 22	$8,943	$12,773	$9,200
Aug 22	$7,833	$12,826	$8,114
Sep 22	$6,689	$11,322	$6,989
Oct 22	$7,749	$10,971	$8,030
Nov 22	$9,448	$12,598	$9,497
Dec 22	$9,850	$12,421	$10,134
Jan 23	$10,564	$13,402	$10,871
Feb 23	$9,996	$12,533	$10,390
Mar 23	$9,830	$12,912	$10,171
Apr 23	$11,116	$12,766	$11,526
May 23	$10,753	$12,552	$11,083
Jun 23	$12,139	$13,028	$12,595
Jul 23	$13,297	$13,839	$13,867
Aug 23	$12,144	$12,987	$12,679
Sep 23	$10,846	$12,647	$11,356
Oct 23	$12,557	$12,156	$13,075
Nov 23	$13,724	$13,128	$14,353
Dec 23	$14,788	$13,642	$15,426
Jan 24	$14,251	$13,008	$14,989
Feb 24	$15,223	$13,627	$15,864
Mar 24	$15,298	$13,927	$15,981
Apr 24	$15,349	$14,027	$16,159
May 24	$16,275	$14,107	$16,973
Jun 24	$16,331	$14,663	$17,097
Jul 24	$15,840	$14,707	$16,499
Aug 24	$16,355	$14,944	$17,123
Sep 24	$16,083	$15,942	$16,905
Oct 24	$14,771	$15,233	$15,459
Nov 24	$14,635	$14,686	$15,324
Dec 24	$14,406	$14,666	$15,112
Jan 25	$16,298	$14,927	$16,956
Feb 25	$17,479	$15,000	$18,253
Mar 25	$19,236	$15,095	$19,797
Apr 25	$20,183	$15,293	$20,923
May 25	$20,924	$15,946	$21,673
Jun 25	$22,556	$16,904	$23,299
Jul 25	$22,281	$17,234	$23,293
Aug 25	$22,229	$17,455	$23,046
Sep 25	$22,602	$18,703	$23,484
Oct 25	$23,558	$19,485	$24,482
Nov 25	$23,869	$19,019	$24,822
Dec 25	$25,390	$19,588	$26,453
Jan 26	$27,316	$21,322	$28,557
Feb 26	$27,756	$22,494	$28,795
Mar 26	$26,112	$19,556	$26,832
Apr 26	$27,795	$22,433	$28,794
May 26	$29,492	$24,606	$30,719
Jun 26	$28,196	$24,259	$29,332
Jul 26	$31,231	$23,513	$32,412
Aug 26	$32,366	$24,305	$33,713

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
45.60%	18.11%	12.46%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Poland IMI 25/50 Index...
46.29	18.43	12.92

Key Fund statistics

Table Summary
Net Assets...
$848,259,684
Number of Portfolio Holdings...
35
Net Investment Advisory Fees...
$3,038,955
Portfolio Turnover Rate...
14%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
46.1%
Energy...
13.9
Consumer Discretionary...
9.9
Materials...
7.3
Consumer Staples...
5.2
Communication Services...
5.0
Industrials...
4.4
Utilities...
4.4
Information Technology...
3.1
Health Care...
0.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Powszechna Kasa Oszczednosci Bank Polski SA...
15.5%
ORLEN SA...
13.9
Bank Polska Kasa Opieki SA...
7.1
Powszechny Zaklad Ubezpieczen SA...
6.5
KGHM Polska Miedz SA...
4.6
Allegro.eu SA...
4.5
Erste Bank Polska SA...
4.5
LPP SA...
3.8
mBank SA...
3.3
Dino Polska SA...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Poland ETF

Annual Shareholder Report — August 31, 2026

EPOL-08/26-AR

iShares MSCI Qatar ETF

QAT | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$52	0.54%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (9.11)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All Qatar Capped Index returned (8.58)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

During the reporting period, Qatar experienced negative growth as the regional conflict tensions disrupted liquefied natural gas (“LNG”) exports and constrained economic activity. With the vast majority of Qatar’s LNG exports typically shipped through the Strait of Hormuz, disruptions to the strategic waterway, combined with damage to LNG infrastructure, significantly constrained the country’s energy exports and trade. In this landscape, financials stocks detracted the most from the Fund’s return. Notably, diversified banks were challenged by lower interest rates, which weighed on net interest margins (the difference between the interest banks earn on loans and the interest they pay on deposits), as well as concerns about weaker economic activity, lending growth, and investment sentiment amid the regional conflict. Energy stocks were pressured by the conflict and disruptions to Qatar’s energy exports and shipping routes, which weighed on fuel sales volumes, oilfield-services activity, and LNG transportation. An industrial conglomerate with downstream operations in petrochemicals, fertilizers, and steel, also declined amid local operational disruptions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All Qatar Capped Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,529	$10,129	$9,532
Oct 16	$9,321	$10,153	$9,329
Nov 16	$8,930	$9,685	$8,943
Dec 16	$9,539	$9,707	$9,569
Jan 17	$9,658	$10,238	$9,696
Feb 17	$9,832	$10,551	$9,872
Mar 17	$9,688	$10,818	$9,728
Apr 17	$9,490	$11,054	$9,534
May 17	$9,281	$11,381	$9,326
Jun 17	$8,560	$11,496	$8,590
Jul 17	$8,983	$12,181	$9,025
Aug 17	$8,348	$12,453	$8,400
Sep 17	$7,977	$12,403	$8,011
Oct 17	$7,745	$12,838	$7,770
Nov 17	$7,095	$12,864	$7,260
Dec 17	$8,220	$13,326	$8,294
Jan 18	$8,756	$14,436	$8,812
Feb 18	$8,266	$13,770	$8,330
Mar 18	$8,437	$13,496	$8,526
Apr 18	$8,973	$13,455	$9,079
May 18	$8,725	$12,978	$8,814
Jun 18	$8,795	$12,439	$8,906
Jul 18	$9,506	$12,712	$9,627
Aug 18	$9,597	$12,368	$9,741
Sep 18	$9,527	$12,303	$9,675
Oct 18	$10,007	$11,231	$10,155
Nov 18	$10,179	$11,694	$10,331
Dec 18	$10,076	$11,384	$10,234
Jan 19	$10,564	$12,381	$10,737
Feb 19	$9,984	$12,409	$10,156
Mar 19	$10,038	$12,513	$10,222
Apr 19	$10,385	$12,777	$10,578
May 19	$9,951	$11,849	$10,140
Jun 19	$10,107	$12,589	$10,296
Jul 19	$10,107	$12,435	$10,313
Aug 19	$9,787	$11,829	$9,999
Sep 19	$10,001	$12,055	$10,223
Oct 19	$9,838	$12,563	$10,066
Nov 19	$9,799	$12,546	$10,034
Dec 19	$10,062	$13,482	$10,310
Jan 20	$10,051	$12,853	$10,303
Feb 20	$9,176	$12,175	$9,412
Mar 20	$8,143	$10,300	$8,387
Apr 20	$8,918	$11,243	$9,155
May 20	$9,035	$11,330	$9,277
Jun 20	$9,263	$12,162	$9,541
Jul 20	$9,749	$13,249	$10,021
Aug 20	$10,189	$13,542	$10,508
Sep 20	$10,327	$13,325	$10,680
Oct 20	$9,986	$13,599	$10,348
Nov 20	$10,420	$14,857	$10,871
Dec 20	$10,651	$15,949	$11,058
Jan 21	$10,836	$16,439	$11,159
Feb 21	$10,414	$16,564	$10,826
Mar 21	$10,935	$16,314	$11,396
Apr 21	$11,368	$16,720	$11,885
May 21	$11,293	$16,912	$11,769
Jun 21	$11,212	$17,137	$11,709
Jul 21	$11,171	$15,984	$11,713
Aug 21	$11,585	$16,402	$12,094
Sep 21	$11,981	$15,751	$12,418
Oct 21	$12,382	$15,906	$12,811
Nov 21	$11,916	$15,258	$12,364
Dec 21	$12,128	$15,544	$12,609
Jan 22	$13,064	$15,250	$13,540
Feb 22	$13,535	$14,794	$13,985
Mar 22	$14,161	$14,460	$14,697
Apr 22	$14,182	$13,655	$14,756
May 22	$13,588	$13,716	$14,093
Jun 22	$12,844	$12,804	$13,353
Jul 22	$13,603	$12,773	$14,182
Aug 22	$13,866	$12,826	$14,537
Sep 22	$13,096	$11,322	$13,748
Oct 22	$13,006	$10,971	$13,619
Nov 22	$12,610	$12,598	$13,145
Dec 22	$11,410	$12,421	$11,897
Jan 23	$11,646	$13,402	$12,132
Feb 23	$11,310	$12,533	$11,794
Mar 23	$11,185	$12,912	$11,700
Apr 23	$11,206	$12,766	$11,624
May 23	$11,378	$12,552	$11,859
Jun 23	$11,319	$13,028	$11,724
Jul 23	$12,158	$13,839	$12,677
Aug 23	$11,348	$12,987	$11,859
Sep 23	$11,316	$12,647	$11,824
Oct 23	$10,562	$12,156	$11,036
Nov 23	$11,098	$13,128	$11,601
Dec 23	$11,621	$13,642	$12,159
Jan 24	$11,141	$13,008	$11,677
Feb 24	$11,644	$13,627	$12,202
Mar 24	$11,284	$13,927	$11,852
Apr 24	$11,129	$14,027	$11,684
May 24	$10,735	$14,107	$11,239
Jun 24	$11,385	$14,663	$11,931
Jul 24	$11,684	$14,707	$12,287
Aug 24	$11,838	$14,944	$12,430
Sep 24	$12,378	$15,942	$13,015
Oct 24	$12,287	$15,233	$12,945
Nov 24	$12,150	$14,686	$12,801
Dec 24	$12,305	$14,666	$12,968
Jan 25	$12,334	$14,927	$13,009
Feb 25	$12,351	$15,000	$13,042
Mar 25	$12,246	$15,095	$12,953
Apr 25	$12,608	$15,293	$13,328
May 25	$12,723	$15,946	$13,461
Jun 25	$13,035	$16,904	$13,797
Jul 25	$13,787	$17,234	$14,611
Aug 25	$13,882	$17,455	$14,718
Sep 25	$13,697	$18,703	$14,518
Oct 25	$13,539	$19,485	$14,351
Nov 25	$13,149	$19,019	$13,954
Dec 25	$13,330	$19,588	$14,156
Jan 26	$13,990	$21,322	$14,852
Feb 26	$13,767	$22,494	$14,636
Mar 26	$12,929	$19,556	$13,734
Apr 26	$13,285	$22,433	$14,135
May 26	$13,450	$24,606	$14,325
Jun 26	$13,174	$24,259	$14,020
Jul 26	$12,726	$23,513	$13,552
Aug 26	$12,617	$24,305	$13,456

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(9.11)%	1.72%	2.35%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI All Qatar Capped Index...
(8.58)	2.16	3.01

Key Fund statistics

Table Summary
Net Assets...
$59,586,037
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$391,387
Portfolio Turnover Rate...
49%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
56.7%
Industrials...
13.6
Energy...
8.5
Communication Services...
6.4
Materials...
5.4
Real Estate...
3.9
Utilities...
2.5
Consumer Staples...
1.6
Health Care...
0.8
Information Technology...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Qatar National Bank QPSC...
22.7%
Qatar Islamic Bank QPSC...
14.3
Industries Qatar QSC...
6.0
Qatar Gas Transport Co. Ltd...
4.6
Ooredoo QPSC...
4.5
Commercial Bank PSQC (The)...
4.4
Qatar International Islamic Bank QSC...
4.3
Al Rayan Bank...
4.2
Qatar Navigation QSC...
4.1
Qatar Fuel QSC...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Qatar ETF

Annual Shareholder Report — August 31, 2026

QAT-08/26-AR

iShares MSCI Saudi Arabia ETF

KSA | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$76	0.74%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 5.99%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Saudi Arabia IMI 25/50 Index (Net) returned 6.90%.

What contributed to performance?

Saudi Arabia’s economy remained resilient during the reporting period, despite heightened regional geopolitical tensions. This resilience was supported by continued investment related to the country’s economic diversification initiatives and ongoing development of energy and other infrastructure. Financial stocks contributed to the Fund’s performance, as diversified banks benefited from strong financing growth and resilient economic activity. These banks also benefited from improved operating efficiency and solid earnings growth. In the energy sector, firms advanced amid higher oil prices and resilient energy demand, while continued investment in energy infrastructure and Saudi Arabia’s position as a major global oil producer further supported the sector.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Saudi Arabia IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,354	$10,129	$9,359
Oct 16	$10,028	$10,153	$10,040
Nov 16	$11,444	$9,685	$11,468
Dec 16	$11,728	$9,707	$11,781
Jan 17	$11,629	$10,238	$11,691
Feb 17	$11,441	$10,551	$11,508
Mar 17	$11,484	$10,818	$11,572
Apr 17	$11,479	$11,054	$11,573
May 17	$11,521	$11,381	$11,622
Jun 17	$12,652	$11,496	$12,771
Jul 17	$12,116	$12,181	$12,233
Aug 17	$12,406	$12,453	$12,538
Sep 17	$12,434	$12,403	$12,574
Oct 17	$11,879	$12,838	$12,016
Nov 17	$12,064	$12,864	$12,213
Dec 17	$12,332	$13,326	$12,492
Jan 18	$13,173	$14,436	$13,355
Feb 18	$12,836	$13,770	$13,019
Mar 18	$13,851	$13,496	$14,063
Apr 18	$14,524	$13,455	$14,759
May 18	$14,745	$12,978	$14,993
Jun 18	$15,002	$12,439	$15,244
Jul 18	$15,007	$12,712	$15,255
Aug 18	$14,420	$12,368	$14,669
Sep 18	$14,318	$12,303	$14,569
Oct 18	$14,381	$11,231	$14,640
Nov 18	$13,954	$11,694	$14,215
Dec 18	$14,218	$11,384	$14,490
Jan 19	$15,587	$12,381	$15,896
Feb 19	$15,543	$12,409	$15,861
Mar 19	$16,149	$12,513	$16,492
Apr 19	$17,291	$12,777	$17,675
May 19	$15,853	$11,849	$16,200
Jun 19	$16,347	$12,589	$16,718
Jul 19	$16,268	$12,435	$16,645
Aug 19	$15,016	$11,829	$15,368
Sep 19	$15,080	$12,055	$15,442
Oct 19	$14,420	$12,563	$14,770
Nov 19	$14,628	$12,546	$14,991
Dec 19	$15,586	$13,482	$15,987
Jan 20	$15,208	$12,853	$15,611
Feb 20	$13,951	$12,175	$14,330
Mar 20	$11,939	$10,300	$12,264
Apr 20	$13,227	$11,243	$13,598
May 20	$13,483	$11,330	$13,565
Jun 20	$13,594	$12,162	$13,985
Jul 20	$13,917	$13,249	$14,324
Aug 20	$14,684	$13,542	$15,083
Sep 20	$15,088	$13,325	$15,513
Oct 20	$14,592	$13,599	$15,023
Nov 20	$16,014	$14,857	$16,488
Dec 20	$15,965	$15,949	$16,451
Jan 21	$16,216	$16,439	$16,718
Feb 21	$16,873	$16,564	$17,404
Mar 21	$18,366	$16,314	$18,958
Apr 21	$19,546	$16,720	$20,195
May 21	$19,659	$16,912	$20,295
Jun 21	$20,455	$17,137	$21,151
Jul 21	$20,528	$15,984	$21,269
Aug 21	$21,346	$16,402	$22,121
Sep 21	$21,729	$15,751	$22,575
Oct 21	$22,320	$15,906	$23,143
Nov 21	$20,362	$15,258	$21,166
Dec 21	$21,356	$15,544	$22,209
Jan 22	$23,494	$15,250	$24,317
Feb 22	$24,009	$14,794	$24,892
Mar 22	$24,859	$14,460	$25,980
Apr 22	$26,148	$13,655	$27,419
May 22	$24,365	$13,716	$25,416
Jun 22	$21,756	$12,804	$22,651
Jul 22	$23,134	$12,773	$23,958
Aug 22	$23,395	$12,826	$24,508
Sep 22	$21,629	$11,322	$22,801
Oct 22	$22,417	$10,971	$23,466
Nov 22	$21,032	$12,598	$21,871
Dec 22	$20,190	$12,421	$21,115
Jan 23	$20,761	$13,402	$21,657
Feb 23	$19,338	$12,533	$20,305
Mar 23	$20,564	$12,912	$21,497
Apr 23	$21,854	$12,766	$22,805
May 23	$21,316	$12,552	$22,408
Jun 23	$22,239	$13,028	$23,268
Jul 23	$22,523	$13,839	$23,698
Aug 23	$21,945	$12,987	$23,131
Sep 23	$21,037	$12,647	$22,161
Oct 23	$20,371	$12,156	$21,466
Nov 23	$21,380	$13,128	$22,547
Dec 23	$22,936	$13,642	$24,224
Jan 24	$22,752	$13,008	$24,083
Feb 24	$24,373	$13,627	$25,746
Mar 24	$24,106	$13,927	$25,488
Apr 24	$23,567	$14,027	$24,973
May 24	$21,906	$14,107	$23,135
Jun 24	$22,544	$14,663	$23,850
Jul 24	$23,209	$14,707	$24,605
Aug 24	$23,367	$14,944	$24,751
Sep 24	$23,603	$15,942	$25,019
Oct 24	$23,149	$15,233	$24,633
Nov 24	$22,452	$14,686	$23,853
Dec 24	$23,059	$14,666	$24,537
Jan 25	$23,715	$14,927	$25,250
Feb 25	$23,272	$15,000	$24,778
Mar 25	$23,227	$15,095	$24,789
Apr 25	$22,814	$15,293	$24,294
May 25	$21,664	$15,946	$23,114
Jun 25	$22,059	$16,904	$23,524
Jul 25	$21,662	$17,234	$23,147
Aug 25	$21,494	$17,455	$22,966
Sep 25	$23,141	$18,703	$24,711
Oct 25	$23,365	$19,485	$24,939
Nov 25	$21,399	$19,019	$22,861
Dec 25	$21,152	$19,588	$22,634
Jan 26	$23,043	$21,322	$24,680
Feb 26	$21,672	$22,494	$23,241
Mar 26	$22,803	$19,556	$24,387
Apr 26	$22,757	$22,433	$24,354
May 26	$22,416	$24,606	$24,069
Jun 26	$21,923	$24,259	$23,519
Jul 26	$21,640	$23,513	$23,197
Aug 26	$22,782	$24,305	$24,551

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
5.99%	1.31%	8.58%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Saudi Arabia IMI 25/50 Index (Net)...
6.90	2.11	9.40

Key Fund statistics

Table Summary
Net Assets...
$638,487,607
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$4,951,371
Portfolio Turnover Rate...
38%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
41.8%
Materials...
12.7
Energy...
11.8
Communication Services...
8.9
Utilities...
5.2
Health Care...
4.2
Consumer Discretionary...
3.8
Consumer Staples...
3.8
Industrials...
3.2
Real Estate...
3.0
Information Technology...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Al Rajhi Bank...
14.0%
Saudi Arabian Oil Co...
11.1
Saudi National Bank (The)...
8.8
Saudi Telecom Co...
6.0
Saudi Arabian Mining Co...
4.5
ACWA Power Co...
3.3
Riyad Bank...
3.2
Alinma Bank...
3.0
Saudi Basic Industries Corp...
2.9
Saudi Awwal Bank...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Saudi Arabia ETF

Annual Shareholder Report — August 31, 2026

KSA-08/26-AR

iShares MSCI UAE ETF

UAE | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$54	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 4.28%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All UAE Capped Index returned 5.32%.

What contributed to performance?

Despite heightened regional geopolitical tensions, the economy of the United Arab Emirates remained resilient, supported by strong credit growth and continued economic activity during the reporting period. Stocks in the financials sector contributed the most to the Fund’s return. Diversified banks gained amid increased cross-border lending, central bank support, and solid loan growth across both retail and corporate clients. Telecommunications stocks benefited from resilient demand for connectivity and digital services. Notably, an integrated telecommunication services provider was supported by subscriber growth, expanding technology businesses, and resilient operations.

What detracted from performance?

During the reporting period, the real estate sector detracted from the Fund’s return. Geopolitical conflicts slowed new property sales and heightened market risk, negatively impacting real estate development companies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All UAE Capped Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,953	$10,129	$9,960
Oct 16	$9,569	$10,153	$9,581
Nov 16	$9,487	$9,685	$9,505
Dec 16	$9,916	$9,707	$9,942
Jan 17	$10,075	$10,238	$10,109
Feb 17	$10,028	$10,551	$10,067
Mar 17	$9,963	$10,818	$10,005
Apr 17	$10,051	$11,054	$10,104
May 17	$9,975	$11,381	$10,036
Jun 17	$10,110	$11,496	$10,182
Jul 17	$10,733	$12,181	$10,815
Aug 17	$10,733	$12,453	$10,819
Sep 17	$10,582	$12,403	$10,673
Oct 17	$10,782	$12,838	$10,882
Nov 17	$10,152	$12,864	$10,253
Dec 17	$10,238	$13,326	$10,342
Jan 18	$10,627	$14,436	$10,740
Feb 18	$10,238	$13,770	$10,349
Mar 18	$10,159	$13,496	$10,280
Apr 18	$10,147	$13,455	$10,274
May 18	$9,970	$12,978	$10,101
Jun 18	$9,599	$12,439	$9,733
Jul 18	$10,037	$12,712	$10,177
Aug 18	$9,923	$12,368	$10,070
Sep 18	$9,726	$12,303	$9,879
Oct 18	$9,656	$11,231	$9,813
Nov 18	$9,052	$11,694	$9,178
Dec 18	$8,959	$11,384	$9,083
Jan 19	$9,106	$12,381	$9,243
Feb 19	$9,234	$12,409	$9,307
Mar 19	$9,279	$12,513	$9,368
Apr 19	$9,745	$12,777	$9,854
May 19	$9,023	$11,849	$9,111
Jun 19	$8,968	$12,589	$9,062
Jul 19	$9,683	$12,435	$9,800
Aug 19	$9,332	$11,829	$9,443
Sep 19	$9,134	$12,055	$9,204
Oct 19	$9,127	$12,563	$9,204
Nov 19	$8,949	$12,546	$9,029
Dec 19	$8,902	$13,482	$8,985
Jan 20	$8,690	$12,853	$8,777
Feb 20	$8,174	$12,175	$8,254
Mar 20	$6,076	$10,300	$6,346
Apr 20	$7,075	$11,243	$7,133
May 20	$6,797	$11,330	$6,859
Jun 20	$7,103	$12,162	$7,178
Jul 20	$7,320	$13,249	$7,399
Aug 20	$7,613	$13,542	$7,704
Sep 20	$7,529	$13,325	$7,625
Oct 20	$7,459	$13,599	$7,729
Nov 20	$8,059	$14,857	$8,357
Dec 20	$8,232	$15,949	$8,544
Jan 21	$9,154	$16,439	$9,502
Feb 21	$8,895	$16,564	$9,256
Mar 21	$9,265	$16,314	$9,645
Apr 21	$9,370	$16,720	$9,691
May 21	$10,201	$16,912	$10,580
Jun 21	$10,107	$17,137	$10,488
Jul 21	$10,179	$15,984	$10,581
Aug 21	$10,714	$16,402	$11,163
Sep 21	$10,584	$15,751	$11,045
Oct 21	$10,823	$15,906	$11,279
Nov 21	$11,806	$15,258	$12,352
Dec 21	$11,914	$15,544	$12,472
Jan 22	$12,230	$15,250	$12,777
Feb 22	$12,853	$14,794	$13,453
Mar 22	$13,821	$14,460	$14,525
Apr 22	$13,928	$13,655	$14,662
May 22	$12,906	$13,716	$13,574
Jun 22	$11,740	$12,804	$12,327
Jul 22	$12,253	$12,773	$12,880
Aug 22	$12,140	$12,826	$12,802
Sep 22	$11,476	$11,322	$12,117
Oct 22	$11,819	$10,971	$12,449
Nov 22	$11,820	$12,598	$12,440
Dec 22	$11,195	$12,421	$11,832
Jan 23	$10,829	$13,402	$11,411
Feb 23	$11,023	$12,533	$11,657
Mar 23	$10,560	$12,912	$11,150
Apr 23	$11,437	$12,766	$12,091
May 23	$10,977	$12,552	$11,637
Jun 23	$11,312	$13,028	$11,944
Jul 23	$11,857	$13,839	$12,587
Aug 23	$11,634	$12,987	$12,359
Sep 23	$11,948	$12,647	$12,699
Oct 23	$10,843	$12,156	$11,527
Nov 23	$11,389	$13,128	$12,120
Dec 23	$11,503	$13,642	$12,247
Jan 24	$11,435	$13,008	$12,183
Feb 24	$11,248	$13,627	$11,985
Mar 24	$11,436	$13,927	$12,195
Apr 24	$11,192	$14,027	$11,945
May 24	$10,797	$14,107	$11,441
Jun 24	$11,154	$14,663	$11,829
Jul 24	$11,780	$14,707	$12,496
Aug 24	$12,023	$14,944	$12,757
Sep 24	$12,245	$15,942	$13,008
Oct 24	$12,130	$15,233	$12,897
Nov 24	$12,375	$14,686	$13,150
Dec 24	$13,327	$14,666	$14,174
Jan 25	$13,857	$14,927	$14,757
Feb 25	$13,955	$15,000	$14,850
Mar 25	$13,755	$15,095	$14,678
Apr 25	$14,434	$15,293	$15,394
May 25	$14,868	$15,946	$15,876
Jun 25	$15,619	$16,904	$16,684
Jul 25	$16,881	$17,234	$18,076
Aug 25	$16,277	$17,455	$17,414
Sep 25	$15,844	$18,703	$16,949
Oct 25	$16,469	$19,485	$17,630
Nov 25	$15,512	$19,019	$16,624
Dec 25	$16,207	$19,588	$17,420
Jan 26	$17,279	$21,322	$18,562
Feb 26	$17,881	$22,494	$19,220
Mar 26	$15,493	$19,556	$16,359
Apr 26	$16,253	$22,433	$17,469
May 26	$16,205	$24,606	$17,338
Jun 26	$16,651	$24,259	$17,903
Jul 26	$16,621	$23,513	$17,923
Aug 26	$16,973	$24,305	$18,340

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
4.28%	9.64%	5.43%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI All UAE Capped Index...
5.32	10.44	6.25

Key Fund statistics

Table Summary
Net Assets...
$302,469,968
Number of Portfolio Holdings...
59
Net Investment Advisory Fees...
$1,172,270
Portfolio Turnover Rate...
50%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
39.0%
Real Estate...
17.2
Communication Services...
13.8
Industrials...
9.7
Energy...
9.6
Consumer Discretionary...
4.9
Utilities...
3.9
Consumer Staples...
1.5
Information Technology...
0.3
Materials...
0.1
Health Care...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
First Abu Dhabi Bank PJSC...
13.4%
Emirates Telecommunications Group Co. PJSC...
11.4
Emaar Properties PJSC...
10.1
Emirates NBD Bank PJSC...
8.6
Abu Dhabi Islamic Bank PJSC...
4.5
Abu Dhabi Commercial Bank PJSC...
4.4
Aldar Properties PJSC...
4.0
Dubai Islamic Bank PJSC...
3.5
Adnoc Gas PLC...
3.4
Dubai Electricity & Water Authority PJSC...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI UAE ETF

Annual Shareholder Report — August 31, 2026

UAE-08/26-AR

iShares MSCI Denmark ETF

EDEN | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$56	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 10.52%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Denmark IMI 25/50 Index (Net) returned 11.03%.

What contributed to performance?

The industrials sector was the largest contributor to the Fund’s return during the reporting period, particularly firms providing renewable energy infrastructure. A pioneer in wind energy gained amid robust global demand, while a power cable specialist that plays a critical role in connecting offshore wind farms to onshore power grids also contributed. In the marine transportation subsector, a global marine freight and logistics provider benefited from surging global container demand and higher freight rates. Diversified banks in the financials sector were supported by increased loan activity and higher interest rates, which boosted net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits).

What detracted from performance?

A major global healthcare company detracted from the Fund’s performance during the reporting period. The firm, which specializes in chronic conditions such as diabetes and obesity, reduced its financial outlook amid executive leadership transitions and setbacks in drug development. Meanwhile, its leading therapies for these conditions faced intense competition from rival treatments and lower-cost alternatives.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Denmark IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,812	$10,123	$9,813
Oct 16	$9,356	$9,978	$9,359
Nov 16	$8,700	$9,747	$8,701
Dec 16	$9,096	$9,996	$9,105
Jan 17	$9,561	$10,350	$9,575
Feb 17	$9,550	$10,515	$9,568
Mar 17	$9,834	$10,782	$9,841
Apr 17	$10,564	$11,013	$10,577
May 17	$11,163	$11,370	$11,184
Jun 17	$11,264	$11,405	$11,290
Jul 17	$11,789	$11,826	$11,820
Aug 17	$12,143	$11,888	$12,179
Sep 17	$12,122	$12,108	$12,163
Oct 17	$12,263	$12,336	$12,312
Nov 17	$11,992	$12,436	$12,040
Dec 17	$12,251	$12,714	$12,305
Jan 18	$12,677	$13,423	$12,739
Feb 18	$12,433	$12,790	$12,494
Mar 18	$12,295	$12,564	$12,342
Apr 18	$12,155	$12,764	$12,201
May 18	$11,941	$12,470	$11,992
Jun 18	$11,820	$12,235	$11,873
Jul 18	$12,488	$12,528	$12,557
Aug 18	$12,456	$12,266	$12,527
Sep 18	$11,927	$12,322	$11,990
Oct 18	$10,688	$11,320	$10,736
Nov 18	$10,752	$11,427	$10,806
Dec 18	$10,428	$10,909	$10,479
Jan 19	$10,903	$11,734	$10,965
Feb 19	$11,451	$11,963	$11,525
Mar 19	$11,626	$12,034	$11,694
Apr 19	$11,837	$12,352	$11,908
May 19	$11,298	$11,689	$11,363
Jun 19	$11,813	$12,393	$11,890
Jul 19	$11,494	$12,243	$11,572
Aug 19	$11,533	$11,865	$11,616
Sep 19	$11,509	$12,170	$11,598
Oct 19	$11,851	$12,595	$11,948
Nov 19	$12,386	$12,706	$12,491
Dec 19	$13,030	$13,256	$13,147
Jan 20	$13,145	$12,900	$13,270
Feb 20	$12,342	$11,880	$12,463
Mar 20	$11,361	$10,160	$11,458
Apr 20	$12,466	$10,930	$12,575
May 20	$13,589	$11,288	$13,716
Jun 20	$13,914	$11,798	$14,048
Jul 20	$15,292	$12,324	$15,445
Aug 20	$16,092	$12,852	$16,256
Sep 20	$16,162	$12,536	$16,335
Oct 20	$15,726	$12,266	$15,903
Nov 20	$17,462	$13,916	$17,664
Dec 20	$18,712	$14,669	$18,938
Jan 21	$17,945	$14,700	$18,167
Feb 21	$18,122	$14,991	$18,356
Mar 21	$18,471	$15,181	$18,698
Apr 21	$19,741	$15,628	$19,987
May 21	$20,544	$16,117	$20,822
Jun 21	$20,700	$16,012	$20,966
Jul 21	$21,515	$15,748	$21,806
Aug 21	$22,079	$16,047	$22,355
Sep 21	$20,629	$15,534	$20,984
Oct 21	$21,774	$15,904	$22,099
Nov 21	$20,499	$15,188	$20,676
Dec 21	$21,366	$15,816	$21,737
Jan 22	$19,295	$15,233	$19,454
Feb 22	$18,985	$14,931	$19,359
Mar 22	$19,330	$14,955	$19,883
Apr 22	$18,506	$14,016	$18,999
May 22	$18,270	$14,117	$18,519
Jun 22	$16,788	$12,902	$16,960
Jul 22	$18,235	$13,344	$18,470
Aug 22	$16,765	$12,915	$17,114
Sep 22	$14,487	$11,624	$14,840
Oct 22	$16,049	$11,972	$16,351
Nov 22	$18,418	$13,385	$18,280
Dec 22	$18,986	$13,285	$19,258
Jan 23	$19,406	$14,362	$19,677
Feb 23	$19,732	$13,859	$20,211
Mar 23	$20,710	$14,197	$21,043
Apr 23	$21,439	$14,444	$21,832
May 23	$20,666	$13,918	$20,928
Jun 23	$21,161	$14,543	$21,528
Jul 23	$21,180	$15,134	$21,650
Aug 23	$20,703	$14,451	$21,198
Sep 23	$19,946	$13,994	$20,447
Oct 23	$19,355	$13,417	$19,682
Nov 23	$21,135	$14,625	$21,595
Dec 23	$22,366	$15,360	$22,849
Jan 24	$22,802	$15,207	$23,400
Feb 24	$23,644	$15,592	$24,172
Mar 24	$24,333	$16,079	$24,819
Apr 24	$23,696	$15,791	$24,409
May 24	$25,568	$16,249	$26,069
Jun 24	$25,180	$16,234	$25,856
Jul 24	$25,672	$16,609	$26,269
Aug 24	$26,133	$17,082	$26,797
Sep 24	$25,391	$17,542	$26,040
Oct 24	$23,974	$16,682	$24,393
Nov 24	$23,072	$16,531	$23,603
Dec 24	$21,525	$16,210	$22,035
Jan 25	$21,431	$16,863	$22,068
Feb 25	$22,391	$17,096	$22,946
Mar 25	$20,810	$17,058	$21,238
Apr 25	$21,641	$17,674	$22,105
May 25	$23,072	$18,483	$23,450
Jun 25	$23,282	$19,111	$23,777
Jul 25	$21,214	$19,056	$22,013
Aug 25	$22,412	$19,717	$22,952
Sep 25	$22,251	$20,427	$22,630
Oct 25	$22,150	$20,840	$22,689
Nov 25	$22,789	$20,835	$23,338
Dec 25	$23,694	$21,459	$24,486
Jan 26	$25,259	$22,743	$25,944
Feb 26	$22,402	$23,885	$22,979
Mar 26	$21,747	$21,308	$21,882
Apr 26	$22,818	$23,364	$23,389
May 26	$23,378	$24,541	$24,044
Jun 26	$23,263	$24,396	$23,865
Jul 26	$23,879	$24,480	$24,476
Aug 26	$24,769	$25,109	$25,484

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
10.52%	2.33%	9.49%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Denmark IMI 25/50 Index (Net)...
11.03	2.66	9.81

Key Fund statistics

Table Summary
Net Assets...
$193,990,537
Number of Portfolio Holdings...
43
Net Investment Advisory Fees...
$1,043,599
Portfolio Turnover Rate...
10%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
35.9%
Industrials...
28.6
Financials...
16.4
Consumer Staples...
5.9
Materials...
5.0
Consumer Discretionary...
3.5
Utilities...
2.8
Energy...
1.0
Information Technology...
0.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Novo Nordisk A.S., Class B...
21.8%
DSV A.S...
8.5
Danske Bank A.S...
7.3
Vestas Wind Systems A.S...
6.6
Novonesis Novozymes B...
5.0
Genmab A.S...
4.4
Carlsberg A.S., Class B...
3.2
Orsted A.S...
2.8
AP Moller - Maersk A.S., Class B, NVS...
2.7
Pandora A.S...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Denmark ETF

Annual Shareholder Report — August 31, 2026

EDEN-08/26-AR

iShares MSCI Finland ETF

EFNL | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$62	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 32.25%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Finland IMI 25/50 Index returned 33.21%.

What contributed to performance?

Stocks in the information technology sector contributed the most to the Fund’s performance during the reporting period. Specifically, a multinational telecommunications and technology corporation gained amid artificial intelligence (“AI”) partnerships, robust demand for AI and cloud solutions, solid network infrastructure demand, and strategic investments. The financials sector also contributed. The largest bank in the Nordic region by market capitalization and total assets benefited from strong lending growth, especially in corporate lending, increased wealth and savings inflows, and solid credit quality. In the industrials sector, a prominent machinery company gained amid a surge in order backlog and strong demand related to copper mining operations.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Finland IMI 25/50 Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,406	$10,123	$10,414
Oct 16	$9,717	$9,978	$9,726
Nov 16	$9,476	$9,747	$9,491
Dec 16	$9,963	$9,996	$9,995
Jan 17	$9,981	$10,350	$10,016
Feb 17	$10,132	$10,515	$10,173
Mar 17	$10,544	$10,782	$10,596
Apr 17	$11,291	$11,013	$11,357
May 17	$11,984	$11,370	$12,061
Jun 17	$11,997	$11,405	$12,078
Jul 17	$12,227	$11,826	$12,310
Aug 17	$12,332	$11,888	$12,420
Sep 17	$12,481	$12,108	$12,574
Oct 17	$12,211	$12,336	$12,307
Nov 17	$12,196	$12,436	$12,297
Dec 17	$12,282	$12,714	$12,388
Jan 18	$13,029	$13,423	$13,147
Feb 18	$13,216	$12,790	$13,344
Mar 18	$13,060	$12,564	$13,190
Apr 18	$13,549	$12,764	$13,701
May 18	$13,334	$12,470	$13,492
Jun 18	$13,159	$12,235	$13,319
Jul 18	$13,223	$12,528	$13,391
Aug 18	$13,452	$12,266	$13,628
Sep 18	$13,355	$12,322	$13,535
Oct 18	$12,085	$11,320	$12,251
Nov 18	$11,541	$11,427	$11,701
Dec 18	$11,364	$10,909	$11,522
Jan 19	$12,297	$11,734	$12,480
Feb 19	$12,493	$11,963	$12,687
Mar 19	$12,422	$12,034	$12,618
Apr 19	$12,528	$12,352	$12,752
May 19	$11,743	$11,689	$11,955
Jun 19	$12,617	$12,393	$12,850
Jul 19	$12,288	$12,243	$12,524
Aug 19	$11,940	$11,865	$12,175
Sep 19	$12,245	$12,170	$12,491
Oct 19	$12,446	$12,595	$12,702
Nov 19	$12,322	$12,706	$12,581
Dec 19	$12,905	$13,256	$13,184
Jan 20	$12,929	$12,900	$13,217
Feb 20	$11,947	$11,880	$12,219
Mar 20	$10,078	$10,160	$10,313
Apr 20	$11,258	$10,930	$11,533
May 20	$12,213	$11,288	$12,517
Jun 20	$12,386	$11,798	$12,736
Jul 20	$13,433	$12,324	$13,783
Aug 20	$14,401	$12,852	$14,784
Sep 20	$14,057	$12,536	$14,474
Oct 20	$13,259	$12,266	$13,638
Nov 20	$15,216	$13,916	$15,649
Dec 20	$15,778	$14,669	$16,233
Jan 21	$16,131	$14,700	$16,610
Feb 21	$16,000	$14,991	$16,477
Mar 21	$15,965	$15,181	$16,444
Apr 21	$17,168	$15,628	$17,698
May 21	$17,859	$16,117	$18,286
Jun 21	$17,653	$16,012	$18,207
Jul 21	$18,634	$15,748	$19,232
Aug 21	$18,631	$16,047	$19,218
Sep 21	$16,771	$15,534	$17,388
Oct 21	$17,176	$15,904	$17,759
Nov 21	$16,424	$15,188	$16,876
Dec 21	$17,345	$15,816	$17,950
Jan 22	$16,411	$15,233	$16,798
Feb 22	$14,822	$14,931	$15,466
Mar 22	$14,777	$14,955	$15,438
Apr 22	$14,080	$14,016	$14,720
May 22	$14,485	$14,117	$14,945
Jun 22	$13,180	$12,902	$13,559
Jul 22	$13,790	$13,344	$14,207
Aug 22	$13,256	$12,915	$13,780
Sep 22	$11,890	$11,624	$12,408
Oct 22	$12,651	$11,972	$13,120
Nov 22	$14,340	$13,385	$14,580
Dec 22	$14,271	$13,285	$14,738
Jan 23	$14,833	$14,362	$15,306
Feb 23	$14,513	$13,859	$15,097
Mar 23	$14,593	$14,197	$15,115
Apr 23	$14,788	$14,444	$15,323
May 23	$13,669	$13,918	$14,099
Jun 23	$13,713	$14,543	$14,169
Jul 23	$13,672	$15,134	$14,181
Aug 23	$13,459	$14,451	$13,970
Sep 23	$12,732	$13,994	$13,243
Oct 23	$12,362	$13,417	$12,777
Nov 23	$13,511	$14,625	$14,026
Dec 23	$14,265	$15,360	$14,778
Jan 24	$14,030	$15,207	$14,661
Feb 24	$13,817	$15,592	$14,327
Mar 24	$13,967	$16,079	$14,485
Apr 24	$14,148	$15,791	$14,766
May 24	$15,126	$16,249	$15,694
Jun 24	$14,481	$16,234	$15,067
Jul 24	$14,630	$16,609	$15,231
Aug 24	$15,326	$17,082	$16,006
Sep 24	$15,596	$17,542	$16,307
Oct 24	$14,666	$16,682	$15,240
Nov 24	$13,830	$16,531	$14,417
Dec 24	$13,514	$16,210	$14,070
Jan 25	$14,361	$16,863	$15,019
Feb 25	$14,928	$17,096	$15,590
Mar 25	$15,292	$17,058	$15,877
Apr 25	$16,193	$17,674	$16,905
May 25	$16,988	$18,483	$17,733
Jun 25	$17,725	$19,111	$18,450
Jul 25	$17,410	$19,056	$18,292
Aug 25	$18,054	$19,717	$18,884
Sep 25	$18,537	$20,427	$19,357
Oct 25	$19,677	$20,840	$20,606
Nov 25	$19,708	$20,835	$20,633
Dec 25	$20,747	$21,459	$21,884
Jan 26	$21,291	$22,743	$22,415
Feb 26	$22,263	$23,885	$23,392
Mar 26	$21,326	$21,308	$22,073
Apr 26	$23,753	$23,364	$24,830
May 26	$24,614	$24,541	$25,879
Jun 26	$23,268	$24,396	$24,435
Jul 26	$22,693	$24,480	$23,775
Aug 26	$23,876	$25,109	$25,155

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
32.25%	5.09%	9.09%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Finland IMI 25/50 Index...
33.21	5.53	9.66

Key Fund statistics

Table Summary
Net Assets...
$262,464,177
Number of Portfolio Holdings...
36
Net Investment Advisory Fees...
$430,260
Portfolio Turnover Rate...
16%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
29.5%
Industrials...
20.6
Information Technology...
18.5
Materials...
11.0
Energy...
4.4
Utilities...
3.8
Health Care...
3.7
Consumer Discretionary...
2.9
Consumer Staples...
2.6
Communication Services...
2.2
Real Estate...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Nordea Bank Abp...
20.0%
Nokia OYJ...
16.3
Sampo OYJ, Class A...
8.2
Metso OYJ...
4.7
Kone OYJ, Class B...
4.6
UPM-Kymmene OYJ...
4.5
Neste OYJ...
4.4
Wartsila OYJ Abp...
4.2
Fortum OYJ...
3.8
Orion OYJ, Class B...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Finland ETF

Annual Shareholder Report — August 31, 2026

EFNL-08/26-AR

iShares MSCI Ireland ETF

EIRL | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$54	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.49%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI All Ireland Capped Index returned 27.89%.

What contributed to performance?

During the reporting period, Ireland’s equity market was supported by continued growth in the domestic economy, driven by robust consumer spending and public investment. The financials sector contributed to the Fund’s return, as internationally oriented banks benefited from resilient economic activity and their diversified exposure across European markets. Diversified banks further advanced due to solid loan growth, resilient asset quality, and strong capital generation. In the industrials sector, a building materials specialist gained amid a substantial revenue surge in its data-center infrastructure business. Packaged food and meat producers in the consumer staples sector benefited from rising demand for high-protein foods, utilizing advanced nutrition technologies.

What detracted from performance?

During the reporting period there were no meaningful detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI All Ireland Capped Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,815	$10,123	$9,822
Oct 16	$9,330	$9,978	$9,345
Nov 16	$9,404	$9,747	$9,424
Dec 16	$9,729	$9,996	$9,763
Jan 17	$9,951	$10,350	$9,990
Feb 17	$10,124	$10,515	$10,168
Mar 17	$10,362	$10,782	$10,419
Apr 17	$10,886	$11,013	$10,959
May 17	$11,293	$11,370	$11,382
Jun 17	$11,222	$11,405	$11,318
Jul 17	$11,365	$11,826	$11,451
Aug 17	$11,399	$11,888	$11,497
Sep 17	$12,052	$12,108	$12,157
Oct 17	$12,115	$12,336	$12,207
Nov 17	$12,128	$12,436	$12,215
Dec 17	$12,509	$12,714	$12,616
Jan 18	$12,813	$13,423	$12,921
Feb 18	$12,124	$12,790	$12,212
Mar 18	$12,205	$12,564	$12,294
Apr 18	$12,386	$12,764	$12,511
May 18	$12,619	$12,470	$12,743
Jun 18	$12,444	$12,235	$12,565
Jul 18	$12,348	$12,528	$12,462
Aug 18	$12,240	$12,266	$12,372
Sep 18	$11,877	$12,322	$12,005
Oct 18	$10,923	$11,320	$11,054
Nov 18	$10,475	$11,427	$10,598
Dec 18	$9,884	$10,909	$10,023
Jan 19	$10,574	$11,734	$10,736
Feb 19	$11,017	$11,963	$11,205
Mar 19	$11,015	$12,034	$11,191
Apr 19	$11,461	$12,352	$11,650
May 19	$10,911	$11,689	$11,102
Jun 19	$11,254	$12,393	$11,455
Jul 19	$10,912	$12,243	$11,115
Aug 19	$10,595	$11,865	$10,802
Sep 19	$10,977	$12,170	$11,189
Oct 19	$11,582	$12,595	$11,811
Nov 19	$12,098	$12,706	$12,352
Dec 19	$12,514	$13,256	$12,782
Jan 20	$12,045	$12,900	$12,310
Feb 20	$10,975	$11,880	$11,219
Mar 20	$8,651	$10,160	$8,850
Apr 20	$9,477	$10,930	$9,699
May 20	$10,055	$11,288	$10,297
Jun 20	$10,280	$11,798	$10,542
Jul 20	$11,059	$12,324	$11,349
Aug 20	$11,621	$12,852	$11,936
Sep 20	$11,091	$12,536	$11,414
Oct 20	$11,239	$12,266	$11,573
Nov 20	$13,023	$13,916	$13,415
Dec 20	$13,865	$14,669	$14,293
Jan 21	$13,275	$14,700	$13,689
Feb 21	$13,972	$14,991	$14,414
Mar 21	$15,114	$15,181	$15,616
Apr 21	$15,731	$15,628	$16,257
May 21	$16,393	$16,117	$16,937
Jun 21	$15,674	$16,012	$16,201
Jul 21	$15,921	$15,748	$16,506
Aug 21	$16,839	$16,047	$17,475
Sep 21	$16,020	$15,534	$16,617
Oct 21	$16,185	$15,904	$16,835
Nov 21	$14,484	$15,188	$14,923
Dec 21	$15,754	$15,816	$16,369
Jan 22	$15,255	$15,233	$15,766
Feb 22	$14,391	$14,931	$15,009
Mar 22	$13,229	$14,955	$13,912
Apr 22	$12,766	$14,016	$13,426
May 22	$13,051	$14,117	$13,615
Jun 22	$11,237	$12,902	$11,703
Jul 22	$11,949	$13,344	$12,425
Aug 22	$11,760	$12,915	$12,322
Sep 22	$10,397	$11,624	$10,923
Oct 22	$11,674	$11,972	$12,236
Nov 22	$12,995	$13,385	$13,302
Dec 22	$12,818	$13,285	$13,391
Jan 23	$14,502	$14,362	$15,122
Feb 23	$14,523	$13,859	$15,301
Mar 23	$15,250	$14,197	$16,019
Apr 23	$15,656	$14,444	$16,451
May 23	$15,293	$13,918	$15,978
Jun 23	$16,137	$14,543	$16,952
Jul 23	$16,816	$15,134	$17,734
Aug 23	$16,296	$14,451	$17,182
Sep 23	$15,199	$13,994	$16,077
Oct 23	$14,527	$13,417	$15,281
Nov 23	$16,008	$14,625	$16,883
Dec 23	$17,184	$15,360	$18,157
Jan 24	$17,557	$15,207	$18,658
Feb 24	$18,582	$15,592	$19,639
Mar 24	$19,495	$16,079	$20,659
Apr 24	$18,778	$15,791	$19,954
May 24	$19,743	$16,249	$20,884
Jun 24	$18,368	$16,234	$19,506
Jul 24	$19,761	$16,609	$20,974
Aug 24	$19,807	$17,082	$21,059
Sep 24	$19,549	$17,542	$20,848
Oct 24	$18,012	$16,682	$19,096
Nov 24	$17,178	$16,531	$18,287
Dec 24	$16,885	$16,210	$18,019
Jan 25	$17,306	$16,863	$18,522
Feb 25	$17,531	$17,096	$18,712
Mar 25	$17,198	$17,058	$18,330
Apr 25	$17,774	$17,674	$19,043
May 25	$18,964	$18,483	$20,267
Jun 25	$19,752	$19,111	$21,096
Jul 25	$19,209	$19,056	$20,723
Aug 25	$19,750	$19,717	$21,197
Sep 25	$19,975	$20,427	$21,392
Oct 25	$20,008	$20,840	$21,511
Nov 25	$21,304	$20,835	$22,928
Dec 25	$21,719	$21,459	$23,500
Jan 26	$22,197	$22,743	$23,999
Feb 26	$22,057	$23,885	$23,819
Mar 26	$20,490	$21,308	$21,775
Apr 26	$21,847	$23,364	$23,565
May 26	$22,748	$24,541	$24,619
Jun 26	$23,598	$24,396	$25,515
Jul 26	$23,932	$24,480	$25,776
Aug 26	$25,001	$25,109	$27,108

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.49%	8.22%	9.60%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI All Ireland Capped Index...
27.89	9.18	10.49

Key Fund statistics

Table Summary
Net Assets...
$78,775,142
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$335,679
Portfolio Turnover Rate...
59%

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
39.2%
Industrials...
21.2
Consumer Staples...
12.9
Health Care...
9.3
Consumer Discretionary...
6.8
Energy...
6.3
Materials...
2.1
Real Estate...
2.0
Information Technology...
0.2
Communication Services...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
AIB Group PLC...
19.0%
Bank of Ireland Group PLC...
14.6
Kingspan Group PLC...
12.0
Kerry Group PLC, Class A...
4.6
Ryanair Holdings PLC...
4.5
DCC Energy PLC...
4.4
Glanbia PLC...
4.4
ICON PLC...
4.3
Grafton Group PLC, CDI...
4.0
Cairn Homes PLC...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Ireland ETF

Annual Shareholder Report — August 31, 2026

EIRL-08/26-AR

iShares MSCI Kuwait ETF

KWT | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$75	0.74%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 3.27%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI All Kuwait Select Size Liquidity Capped Index (Net) returned 4.43%.

What contributed to performance?

The financials sector contributed to the Fund’s performance during the reporting period. A Kuwait-based financial services provider that delivers Sharia-compliant vehicle leasing and management services was driven by gains in proprietary investments and asset management. Diversified banks gained due to solid liquidity and targeted regulatory support, with certain banks benefiting from digital transformation initiatives and operating efficiencies. The real estate sector also contributed, supported by a public housing backlog and major infrastructure projects.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2020 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI All Kuwait Select Size Liquidity Capped Index (Net)
Aug 20	$10,000	$10,000	$10,000
Sep 20	$10,321	$9,677	$10,328
Oct 20	$10,369	$9,876	$10,383
Nov 20	$10,444	$10,790	$10,465
Dec 20	$10,763	$11,583	$10,775
Jan 21	$11,252	$11,938	$11,271
Feb 21	$11,097	$12,029	$11,121
Mar 21	$11,467	$11,848	$11,498
Apr 21	$12,345	$12,143	$12,391
May 21	$12,512	$12,282	$12,569
Jun 21	$12,811	$12,446	$12,883
Jul 21	$13,207	$11,608	$13,283
Aug 21	$13,703	$11,912	$13,794
Sep 21	$13,849	$11,438	$13,960
Oct 21	$14,345	$11,551	$14,448
Nov 21	$13,671	$11,080	$13,779
Dec 21	$14,243	$11,289	$14,392
Jan 22	$14,977	$11,075	$15,115
Feb 22	$15,752	$10,744	$15,836
Mar 22	$16,787	$10,501	$17,025
Apr 22	$17,196	$9,917	$17,463
May 22	$16,359	$9,961	$16,644
Jun 22	$15,446	$9,299	$15,642
Jul 22	$16,167	$9,276	$16,305
Aug 22	$15,931	$9,315	$16,202
Sep 22	$14,371	$8,223	$14,615
Oct 22	$14,844	$7,967	$15,106
Nov 22	$15,672	$9,149	$15,845
Dec 22	$14,972	$9,020	$15,205
Jan 23	$14,951	$9,733	$15,192
Feb 23	$14,753	$9,102	$15,053
Mar 23	$14,534	$9,377	$14,783
Apr 23	$15,009	$9,271	$15,264
May 23	$14,242	$9,115	$14,552
Jun 23	$14,849	$9,461	$15,115
Jul 23	$15,276	$10,050	$15,631
Aug 23	$14,650	$9,431	$15,000
Sep 23	$14,236	$9,185	$14,593
Oct 23	$13,494	$8,828	$13,815
Nov 23	$13,864	$9,534	$14,220
Dec 23	$14,299	$9,907	$14,678
Jan 24	$15,229	$9,447	$15,653
Feb 24	$15,524	$9,896	$15,945
Mar 24	$15,444	$10,114	$15,883
Apr 24	$15,166	$10,187	$15,654
May 24	$15,393	$10,245	$15,814
Jun 24	$15,190	$10,649	$15,637
Jul 24	$15,937	$10,680	$16,435
Aug 24	$15,874	$10,853	$16,366
Sep 24	$15,659	$11,577	$16,170
Oct 24	$15,653	$11,062	$16,199
Nov 24	$15,819	$10,665	$16,368
Dec 24	$15,933	$10,650	$16,502
Jan 25	$16,834	$10,841	$17,458
Feb 25	$17,581	$10,893	$18,241
Mar 25	$17,487	$10,962	$18,174
Apr 25	$17,717	$11,106	$18,376
May 25	$18,370	$11,580	$19,096
Jun 25	$19,134	$12,276	$19,669
Jul 25	$19,463	$12,516	$20,082
Aug 25	$19,362	$12,676	$19,968
Sep 25	$19,944	$13,583	$20,583
Oct 25	$20,337	$14,151	$21,023
Nov 25	$19,861	$13,812	$20,613
Dec 25	$19,954	$14,225	$20,754
Jan 26	$19,108	$15,485	$19,838
Feb 26	$19,164	$16,336	$19,899
Mar 26	$18,558	$14,202	$19,266
Apr 26	$19,910	$16,291	$20,694
May 26	$19,726	$17,869	$20,543
Jun 26	$19,360	$17,617	$20,144
Jul 26	$19,622	$17,076	$20,431
Aug 26	$19,995	$17,651	$20,852

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
3.27%	7.85%	12.24%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.94
MSCI All Kuwait Select Size Liquidity Capped Index (Net)...
4.43	8.62	13.04

Key Fund statistics

Table Summary
Net Assets...
$67,773,026
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$558,870
Portfolio Turnover Rate...
23%

The inception date of the Fund was September 1, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
66.5%
Real Estate...
11.5
Industrials...
8.0
Communication Services...
6.0
Consumer Discretionary...
3.6
Materials...
2.3
Consumer Staples...
0.8
Utilities...
0.7
Energy...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
National Bank of Kuwait SAKP...
22.7%
Kuwait Finance House KSCP...
22.3
Mobile Telecommunications Co. KSCP...
4.4
Gulf Bank KSCP...
3.9
Mabanee Co. KPSC...
3.7
Warba Bank KSCP...
3.6
National Industries Group Holding SAK...
2.8
Al Ahli Bank of Kuwait KSCP...
2.8
Kuwait Real Estate Co. KSC...
2.4
Boubyan Petrochemicals Co. KSCP...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Kuwait ETF

Annual Shareholder Report — August 31, 2026

KWT-08/26-AR

iShares MSCI New Zealand ETF

ENZL | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$50	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 9.38%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI New Zealand All Cap Top 25 Capped Index (Spliced) returned 9.84%.

What contributed to performance?

The industrials sector was the largest contributor to the Fund’s return during the reporting period. The owner and operator of the country’s largest airport gained amid resilient passenger demand and strong income from ancillary operations. Meanwhile, cost-cutting initiatives and strategic divestments supported a company that provides building products. A multi-sector holding company in the financials sector advanced as its diversified portfolio benefited from investments in mobile networks, data centers, and energy platforms. A global manufacturer of medical devices gained due to strong institutional demand in the United States and global hospital markets for its humidification systems and sleep apnea masks.

What detracted from performance?

During the reporting period, information technology stocks detracted from the Fund’s return. An application software provider serving energy and water utility companies and airports, was pressured by long sales cycles that led to delayed deals, intense market competition, and institutional selling.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI New Zealand All Cap Top 25 Capped Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,938	$10,123	$9,940
Oct 16	$9,205	$9,978	$9,205
Nov 16	$9,051	$9,747	$9,055
Dec 16	$8,850	$9,996	$8,858
Jan 17	$9,554	$10,350	$9,565
Feb 17	$9,554	$10,515	$9,569
Mar 17	$9,276	$10,782	$9,294
Apr 17	$9,388	$11,013	$9,410
May 17	$9,774	$11,370	$9,800
Jun 17	$10,364	$11,405	$10,395
Jul 17	$10,670	$11,826	$10,705
Aug 17	$10,395	$11,888	$10,434
Sep 17	$10,602	$12,108	$10,645
Oct 17	$10,249	$12,336	$10,297
Nov 17	$10,306	$12,436	$10,356
Dec 17	$10,966	$12,714	$11,025
Jan 18	$11,490	$13,423	$11,556
Feb 18	$11,170	$12,790	$11,232
Mar 18	$11,085	$12,564	$11,149
Apr 18	$10,986	$12,764	$11,054
May 18	$11,190	$12,470	$11,263
Jun 18	$11,221	$12,235	$11,298
Jul 18	$11,232	$12,528	$11,315
Aug 18	$11,437	$12,266	$11,526
Sep 18	$11,407	$12,322	$11,500
Oct 18	$10,536	$11,320	$10,621
Nov 18	$11,200	$11,427	$11,297
Dec 18	$10,941	$10,909	$11,038
Jan 19	$11,524	$11,734	$11,631
Feb 19	$11,756	$11,963	$11,870
Mar 19	$12,411	$12,034	$12,540
Apr 19	$12,347	$12,352	$12,465
May 19	$12,084	$11,689	$12,203
Jun 19	$12,905	$12,393	$13,037
Jul 19	$13,160	$12,243	$13,303
Aug 19	$12,466	$11,865	$12,607
Sep 19	$12,527	$12,170	$12,672
Oct 19	$12,669	$12,595	$12,821
Nov 19	$13,465	$12,706	$13,633
Dec 19	$14,194	$13,256	$14,374
Jan 20	$13,980	$12,900	$14,164
Feb 20	$13,009	$11,880	$13,185
Mar 20	$10,903	$10,160	$11,078
Apr 20	$12,203	$10,930	$12,393
May 20	$12,589	$11,288	$12,798
Jun 20	$13,872	$11,798	$14,110
Jul 20	$14,655	$12,324	$14,912
Aug 20	$15,048	$12,852	$15,318
Sep 20	$14,335	$12,536	$14,599
Oct 20	$14,699	$12,266	$14,974
Nov 20	$16,474	$13,916	$16,789
Dec 20	$17,004	$14,669	$17,336
Jan 21	$17,081	$14,700	$17,424
Feb 21	$15,880	$14,991	$16,203
Mar 21	$15,674	$15,181	$16,002
Apr 21	$16,238	$15,628	$16,582
May 21	$15,336	$16,117	$15,913
Jun 21	$15,429	$16,012	$15,760
Jul 21	$15,285	$15,748	$15,643
Aug 21	$16,038	$16,047	$16,381
Sep 21	$15,664	$15,534	$16,066
Oct 21	$16,147	$15,904	$16,491
Nov 21	$14,871	$15,188	$15,200
Dec 21	$15,158	$15,816	$15,536
Jan 22	$13,309	$15,233	$13,552
Feb 22	$13,967	$14,931	$14,240
Mar 22	$14,147	$14,955	$14,601
Apr 22	$12,866	$14,016	$13,351
May 22	$12,498	$14,117	$12,846
Jun 22	$11,606	$12,902	$11,887
Jul 22	$12,358	$13,344	$12,633
Aug 22	$12,195	$12,915	$12,605
Sep 22	$10,658	$11,624	$11,091
Oct 22	$11,359	$11,972	$11,687
Nov 22	$12,689	$13,385	$12,805
Dec 22	$12,637	$13,285	$12,974
Jan 23	$13,548	$14,362	$13,915
Feb 23	$12,831	$13,859	$13,269
Mar 23	$13,048	$14,197	$13,434
Apr 23	$13,066	$14,444	$13,435
May 23	$12,469	$13,918	$12,815
Jun 23	$12,843	$14,543	$13,208
Jul 23	$13,162	$15,134	$13,607
Aug 23	$12,043	$14,451	$12,426
Sep 23	$11,786	$13,994	$12,222
Oct 23	$10,994	$13,417	$11,339
Nov 23	$12,262	$14,625	$12,715
Dec 23	$13,083	$15,360	$13,555
Jan 24	$12,505	$15,207	$13,039
Feb 24	$12,155	$15,592	$12,594
Mar 24	$12,230	$16,079	$12,677
Apr 24	$12,016	$15,791	$12,512
May 24	$12,493	$16,249	$12,934
Jun 24	$12,240	$16,234	$12,694
Jul 24	$12,523	$16,609	$12,945
Aug 24	$13,431	$17,082	$13,928
Sep 24	$13,418	$17,542	$13,959
Oct 24	$12,847	$16,682	$13,337
Nov 24	$13,183	$16,531	$13,692
Dec 24	$12,488	$16,210	$13,012
Jan 25	$12,434	$16,863	$12,980
Feb 25	$11,699	$17,096	$12,184
Mar 25	$11,551	$17,058	$11,988
Apr 25	$11,713	$17,674	$12,196
May 25	$12,203	$18,483	$12,719
Jun 25	$12,646	$19,111	$13,131
Jul 25	$12,511	$19,056	$13,087
Aug 25	$12,504	$19,717	$13,052
Sep 25	$12,754	$20,427	$13,331
Oct 25	$12,740	$20,840	$13,313
Nov 25	$12,620	$20,835	$13,178
Dec 25	$12,698	$21,459	$13,253
Jan 26	$13,175	$22,743	$13,846
Feb 26	$13,375	$23,885	$14,005
Mar 26	$11,973	$21,308	$12,380
Apr 26	$12,403	$23,364	$12,931
May 26	$13,075	$24,541	$13,682
Jun 26	$12,689	$24,396	$13,284
Jul 26	$13,278	$24,480	$13,890
Aug 26	$13,677	$25,109	$14,336

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
9.38%	(3.13)%	3.18%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI New Zealand All Cap Top 25 Capped Index (Spliced)...
9.84	(2.63)	3.67

Key Fund statistics

Table Summary
Net Assets...
$84,466,957
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$346,017
Portfolio Turnover Rate...
17%

The MSCI New Zealand All Cap Top 25 Capped Index (Spliced) reflects the performance of the MSCI New Zealand IMI 25/50 Index (Net) through September 2, 2024 and the MSCI New Zealand All Cap Top 25 Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
31.8%
Industrials...
20.1
Real Estate...
13.2
Utilities...
13.2
Financials...
12.1
Communication Services...
3.4
Energy...
1.9
Consumer Staples...
1.6
Consumer Discretionary...
1.5
Information Technology...
1.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Fisher & Paykel Healthcare Corp. Ltd...
22.7%
Auckland International Airport Ltd...
12.4
Infratil Ltd...
10.5
Fletcher Building Ltd...
4.6
Contact Energy Ltd...
4.4
Meridian Energy Ltd...
4.4
Mercury NZ Ltd...
4.3
EBOS Group Ltd...
4.1
Spark New Zealand Ltd...
3.4
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI New Zealand ETF

Annual Shareholder Report — August 31, 2026

ENZL-08/26-AR

iShares MSCI Norway ETF

ENOR | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$64	0.54%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 37.42%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Norway IMI 25/50 Index (Net) returned 36.68%.

What contributed to performance?

The energy sector was the largest contributor to the Fund’s return during the reporting period. As Western Europe’s largest exporter of oil and natural gas, Norway benefited from higher energy prices and strong demand for its energy exports. An integrated oil and gas producer that supplies a large share of the natural gas used in mainland Europe gained was also supported by major contract wins and share buybacks. Oil and gas equipment and services companies benefited from increased offshore drilling and ultra-deepwater infrastructure investment, while exploration and production companies gained from low production costs and Europe’s dependence on Norwegian natural gas. In the financials sector, Norway’s largest financial institution gained from solid fee income growth, particularly from investment banking and asset management. Additionally, an aerospace and defense company in the industrials sector gained due to record order backlog amid heightened geopolitical tensions, while an industrial investment company gained from proceeds from asset sales and technology-related growth.

What detracted from performance?

The communication sector detracted from the Fund’s return during the reporting period. A leading digital classifieds and marketplaces operator was challenged by lower transaction volumes, platform migration issues, and its removal from a major index following a corporate restructuring.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Norway IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,516	$10,123	$10,511
Oct 16	$10,486	$9,978	$10,485
Nov 16	$10,452	$9,747	$10,448
Dec 16	$10,836	$9,996	$10,836
Jan 17	$11,432	$10,350	$11,433
Feb 17	$11,203	$10,515	$11,204
Mar 17	$10,861	$10,782	$10,862
Apr 17	$10,990	$11,013	$10,992
May 17	$11,283	$11,370	$11,290
Jun 17	$11,164	$11,405	$11,172
Jul 17	$12,426	$11,826	$12,443
Aug 17	$12,710	$11,888	$12,726
Sep 17	$13,146	$12,108	$13,171
Oct 17	$13,151	$12,336	$13,178
Nov 17	$12,781	$12,436	$12,811
Dec 17	$13,208	$12,714	$13,247
Jan 18	$14,031	$13,423	$14,076
Feb 18	$13,842	$12,790	$13,892
Mar 18	$13,581	$12,564	$13,637
Apr 18	$14,296	$12,764	$14,362
May 18	$14,230	$12,470	$14,307
Jun 18	$14,394	$12,235	$14,471
Jul 18	$14,613	$12,528	$14,702
Aug 18	$14,389	$12,266	$14,480
Sep 18	$15,247	$12,322	$15,351
Oct 18	$13,983	$11,320	$14,082
Nov 18	$13,115	$11,427	$13,213
Dec 18	$12,081	$10,909	$12,175
Jan 19	$12,986	$11,734	$13,093
Feb 19	$13,232	$11,963	$13,347
Mar 19	$13,091	$12,034	$13,208
Apr 19	$13,342	$12,352	$13,463
May 19	$12,620	$11,689	$12,739
Jun 19	$13,176	$12,393	$13,303
Jul 19	$12,681	$12,243	$12,806
Aug 19	$12,170	$11,865	$12,298
Sep 19	$12,574	$12,170	$12,709
Oct 19	$12,595	$12,595	$12,739
Nov 19	$12,617	$12,706	$12,765
Dec 19	$13,621	$13,256	$13,789
Jan 20	$12,680	$12,900	$12,843
Feb 20	$11,204	$11,880	$11,348
Mar 20	$8,549	$10,160	$8,651
Apr 20	$9,571	$10,930	$9,692
May 20	$10,279	$11,288	$10,413
Jun 20	$10,310	$11,798	$10,445
Jul 20	$11,326	$12,324	$11,477
Aug 20	$12,297	$12,852	$12,471
Sep 20	$11,348	$12,536	$11,509
Oct 20	$10,530	$12,266	$10,685
Nov 20	$13,044	$13,916	$13,246
Dec 20	$14,097	$14,669	$14,320
Jan 21	$14,058	$14,700	$14,284
Feb 21	$14,514	$14,991	$14,755
Mar 21	$15,398	$15,181	$15,664
Apr 21	$16,037	$15,628	$16,322
May 21	$16,443	$16,117	$16,748
Jun 21	$16,009	$16,012	$16,310
Jul 21	$15,795	$15,748	$16,106
Aug 21	$16,161	$16,047	$16,462
Sep 21	$16,285	$15,534	$16,679
Oct 21	$17,356	$15,904	$17,654
Nov 21	$15,902	$15,188	$16,188
Dec 21	$16,627	$15,816	$17,008
Jan 22	$16,206	$15,233	$16,439
Feb 22	$16,593	$14,931	$16,976
Mar 22	$17,313	$14,955	$17,902
Apr 22	$15,960	$14,016	$16,587
May 22	$16,568	$14,117	$16,937
Jun 22	$14,459	$12,902	$14,657
Jul 22	$15,671	$13,344	$15,933
Aug 22	$15,110	$12,915	$15,497
Sep 22	$12,160	$11,624	$12,448
Oct 22	$13,499	$11,972	$13,835
Nov 22	$14,921	$13,385	$14,971
Dec 22	$14,536	$13,285	$14,816
Jan 23	$14,477	$14,362	$14,762
Feb 23	$14,374	$13,859	$14,828
Mar 23	$13,766	$14,197	$14,091
Apr 23	$13,880	$14,444	$14,155
May 23	$12,901	$13,918	$13,185
Jun 23	$13,493	$14,543	$13,853
Jul 23	$14,638	$15,134	$15,037
Aug 23	$14,046	$14,451	$14,449
Sep 23	$14,331	$13,994	$14,838
Oct 23	$13,657	$13,417	$14,014
Nov 23	$14,222	$14,625	$14,686
Dec 23	$15,197	$15,360	$15,634
Jan 24	$14,366	$15,207	$14,909
Feb 24	$14,228	$15,592	$14,649
Mar 24	$14,646	$16,079	$15,007
Apr 24	$14,612	$15,791	$15,177
May 24	$16,358	$16,249	$16,793
Jun 24	$15,832	$16,234	$16,361
Jul 24	$15,869	$16,609	$16,348
Aug 24	$16,054	$17,082	$16,571
Sep 24	$15,870	$17,542	$16,423
Oct 24	$15,450	$16,682	$15,894
Nov 24	$15,534	$16,531	$16,003
Dec 24	$14,791	$16,210	$15,264
Jan 25	$15,803	$16,863	$16,391
Feb 25	$15,727	$17,096	$16,225
Mar 25	$17,029	$17,058	$17,559
Apr 25	$16,868	$17,674	$17,473
May 25	$17,968	$18,483	$18,598
Jun 25	$18,851	$19,111	$19,451
Jul 25	$18,319	$19,056	$19,156
Aug 25	$19,169	$19,717	$19,876
Sep 25	$19,349	$20,427	$20,048
Oct 25	$18,617	$20,840	$19,338
Nov 25	$18,630	$20,835	$19,339
Dec 25	$19,609	$21,459	$20,392
Jan 26	$21,502	$22,743	$22,300
Feb 26	$23,485	$23,885	$24,235
Mar 26	$24,924	$21,308	$25,646
Apr 26	$25,502	$23,364	$26,164
May 26	$25,225	$24,541	$26,075
Jun 26	$22,451	$24,396	$23,194
Jul 26	$24,817	$24,480	$25,515
Aug 26	$26,342	$25,109	$27,167

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
37.42%	10.26%	10.17%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Norway IMI 25/50 Index (Net)...
36.68	10.54	10.51

Key Fund statistics

Table Summary
Net Assets...
$90,546,134
Number of Portfolio Holdings...
61
Net Investment Advisory Fees...
$387,737
Portfolio Turnover Rate...
11%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Energy...
31.0%
Financials...
23.4
Industrials...
14.5
Consumer Staples...
10.8
Materials...
9.5
Communication Services...
5.6
Information Technology...
3.4
Consumer Discretionary...
1.0
Utilities...
0.6
Real Estate...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinor ASA...
12.0%
DNB Bank ASA...
11.4
Kongsberg Gruppen ASA...
6.0
Norsk Hydro ASA...
5.5
Aker BP ASA...
5.1
Mowi ASA...
4.1
Telenor ASA...
3.8
Storebrand ASA...
3.7
Subsea 7 SA...
3.5
Yara International ASA...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Norway ETF

Annual Shareholder Report — August 31, 2026

ENOR-08/26-AR

iShares MSCI United Kingdom ETF

EWU | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$53	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 20.41%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI United Kingdom Index (Net) returned 22.09%.

What contributed to performance?

Equities in the financials sector were the largest contributors to the Fund’s return during the reporting period. Diversified banks benefited from solid net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits), in addition to robust deposit inflows, solid performance from investment banking units, and strong trading activity. Diversified metals and mining companies in the materials sector were supported by soaring global demand for transition metals like copper, increased merger and acquisition activity, and strong operational efficiencies. The energy sector also contributed amid heightened geopolitical tensions that supported higher crude and natural gas prices.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI United Kingdom Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,102	$10,123	$10,101
Oct 16	$9,573	$9,978	$9,581
Nov 16	$9,601	$9,747	$9,613
Dec 16	$9,996	$9,996	$10,011
Jan 17	$10,122	$10,350	$10,140
Feb 17	$10,319	$10,515	$10,343
Mar 17	$10,487	$10,782	$10,515
Apr 17	$10,701	$11,013	$10,734
May 17	$11,192	$11,370	$11,230
Jun 17	$10,971	$11,405	$11,012
Jul 17	$11,249	$11,826	$11,296
Aug 17	$11,160	$11,888	$11,209
Sep 17	$11,523	$12,108	$11,581
Oct 17	$11,589	$12,336	$11,651
Nov 17	$11,596	$12,436	$11,664
Dec 17	$12,165	$12,714	$12,243
Jan 18	$12,529	$13,423	$12,616
Feb 18	$11,724	$12,790	$11,809
Mar 18	$11,680	$12,564	$11,768
Apr 18	$12,236	$12,764	$12,337
May 18	$12,132	$12,470	$12,233
Jun 18	$12,008	$12,235	$12,115
Jul 18	$12,108	$12,528	$12,221
Aug 18	$11,594	$12,266	$11,708
Sep 18	$11,791	$12,322	$11,913
Oct 18	$10,991	$11,320	$11,109
Nov 18	$10,805	$11,427	$10,924
Dec 18	$10,389	$10,909	$10,510
Jan 19	$11,122	$11,734	$11,255
Feb 19	$11,492	$11,963	$11,637
Mar 19	$11,608	$12,034	$11,760
Apr 19	$11,865	$12,352	$12,025
May 19	$11,147	$11,689	$11,303
Jun 19	$11,700	$12,393	$11,867
Jul 19	$11,483	$12,243	$11,653
Aug 19	$10,941	$11,865	$11,108
Sep 19	$11,389	$12,170	$11,571
Oct 19	$11,704	$12,595	$11,896
Nov 19	$11,899	$12,706	$12,099
Dec 19	$12,508	$13,256	$12,722
Jan 20	$12,026	$12,900	$12,240
Feb 20	$10,588	$11,880	$10,779
Mar 20	$8,878	$10,160	$9,057
Apr 20	$9,345	$10,930	$9,523
May 20	$9,437	$11,288	$9,624
Jun 20	$9,571	$11,798	$9,763
Jul 20	$9,702	$12,324	$9,900
Aug 20	$10,038	$12,852	$10,251
Sep 20	$9,534	$12,536	$9,740
Oct 20	$9,052	$12,266	$9,249
Nov 20	$10,561	$13,916	$10,801
Dec 20	$11,135	$14,669	$11,391
Jan 21	$11,101	$14,700	$11,363
Feb 21	$11,497	$14,991	$11,772
Mar 21	$11,807	$15,181	$12,096
Apr 21	$12,321	$15,628	$12,626
May 21	$12,774	$16,117	$13,099
Jun 21	$12,529	$16,012	$12,817
Jul 21	$12,590	$15,748	$12,934
Aug 21	$12,694	$16,047	$13,044
Sep 21	$12,383	$15,534	$12,779
Oct 21	$12,913	$15,904	$13,292
Nov 21	$12,271	$15,188	$12,579
Dec 21	$13,126	$15,816	$13,497
Jan 22	$13,375	$15,233	$13,618
Feb 22	$13,293	$14,931	$13,726
Mar 22	$13,244	$14,955	$13,744
Apr 22	$12,715	$14,016	$13,237
May 22	$13,047	$14,117	$13,464
Jun 22	$11,989	$12,902	$12,304
Jul 22	$12,411	$13,344	$12,764
Aug 22	$11,614	$12,915	$12,044
Sep 22	$10,528	$11,624	$10,980
Oct 22	$11,234	$11,972	$11,642
Nov 22	$12,679	$13,385	$12,895
Dec 22	$12,454	$13,285	$12,844
Jan 23	$13,295	$14,362	$13,680
Feb 23	$13,149	$13,859	$13,714
Mar 23	$13,159	$14,197	$13,629
Apr 23	$13,855	$14,444	$14,353
May 23	$12,987	$13,918	$13,410
Jun 23	$13,446	$14,543	$13,927
Jul 23	$13,857	$15,134	$14,407
Aug 23	$13,294	$14,451	$13,829
Sep 23	$13,147	$13,994	$13,713
Oct 23	$12,697	$13,417	$13,142
Nov 23	$13,492	$14,625	$14,021
Dec 23	$14,076	$15,360	$14,654
Jan 24	$13,777	$15,207	$14,459
Feb 24	$13,886	$15,592	$14,462
Mar 24	$14,495	$16,079	$15,109
Apr 24	$14,692	$15,791	$15,395
May 24	$15,403	$16,249	$15,947
Jun 24	$14,997	$16,234	$15,667
Jul 24	$15,673	$16,609	$16,325
Aug 24	$16,222	$17,082	$16,869
Sep 24	$16,173	$17,542	$16,912
Oct 24	$15,358	$16,682	$15,984
Nov 24	$15,522	$16,531	$16,205
Dec 24	$15,038	$16,210	$15,759
Jan 25	$15,730	$16,863	$16,581
Feb 25	$16,467	$17,096	$17,167
Mar 25	$16,589	$17,058	$17,287
Apr 25	$16,946	$17,674	$17,746
May 25	$17,697	$18,483	$18,532
Jun 25	$17,952	$19,111	$18,794
Jul 25	$17,965	$19,056	$18,956
Aug 25	$18,735	$19,717	$19,650
Sep 25	$19,009	$20,427	$19,900
Oct 25	$19,286	$20,840	$20,234
Nov 25	$19,496	$20,835	$20,515
Dec 25	$20,219	$21,459	$21,292
Jan 26	$21,271	$22,743	$22,390
Feb 26	$22,421	$23,885	$23,537
Mar 26	$20,782	$21,308	$21,722
Apr 26	$21,749	$23,364	$22,854
May 26	$21,550	$24,541	$22,790
Jun 26	$21,404	$24,396	$22,614
Jul 26	$22,625	$24,480	$23,815
Aug 26	$22,559	$25,109	$23,992

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.41%	12.19%	8.48%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI United Kingdom Index (Net)...
22.09	12.96	9.15

Key Fund statistics

Table Summary
Net Assets...
$3,788,490,140
Number of Portfolio Holdings...
70
Net Investment Advisory Fees...
$15,498,106
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.4%
Consumer Staples...
14.1
Industrials...
13.5
Health Care...
12.6
Energy...
11.5
Materials...
8.9
Utilities...
4.8
Consumer Discretionary...
3.5
Communication Services...
2.0
Information Technology...
1.0
Real Estate...
0.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
HSBC Holdings PLC...
11.1%
Shell PLC...
8.0
AstraZeneca PLC...
7.7
Rolls-Royce Holdings PLC...
5.3
Unilever PLC...
4.4
BP PLC...
3.5
British American Tobacco PLC...
3.5
Rio Tinto PLC...
3.4
GSK PLC...
3.2
Barclays PLC...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI United Kingdom ETF

Annual Shareholder Report — August 31, 2026

EWU-08/26-AR

iShares MSCI United Kingdom Small-Cap ETF

EWUS | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$64	0.59%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 17.54%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI United Kingdom Small Cap Index (Net) returned 19.41%.

What contributed to performance?

Small-cap financial stocks were the largest contributors to the Fund’s return during the reporting period, particularly asset management and wealth management firms. These companies benefited from positive financial market conditions, regulatory shifts that drove greater retail participation, and increased merger and acquisition activity. Insurance firms also aided performance, supported by underwriting discipline, higher premiums, and share buybacks. In the industrials sector, firms that manufacture and supply industrial machinery supplies and components gained amid exposure to high-growth technology sectors. Trading companies and distributors contributed as freight volumes rebounded, and companies pursued acquisitions. Metals and mining stocks in the materials sector were supported by rising gold prices.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI United Kingdom Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,081	$10,123	$10,085
Oct 16	$9,309	$9,978	$9,318
Nov 16	$9,515	$9,747	$9,527
Dec 16	$9,718	$9,996	$9,735
Jan 17	$9,935	$10,350	$9,958
Feb 17	$10,162	$10,515	$10,191
Mar 17	$10,320	$10,782	$10,353
Apr 17	$11,141	$11,013	$11,184
May 17	$11,356	$11,370	$11,409
Jun 17	$11,096	$11,405	$11,152
Jul 17	$11,574	$11,826	$11,638
Aug 17	$11,440	$11,888	$11,509
Sep 17	$12,013	$12,108	$12,091
Oct 17	$12,225	$12,336	$12,312
Nov 17	$12,268	$12,436	$12,358
Dec 17	$12,789	$12,714	$12,894
Jan 18	$13,243	$13,423	$13,357
Feb 18	$12,445	$12,790	$12,560
Mar 18	$12,573	$12,564	$12,702
Apr 18	$13,018	$12,764	$13,156
May 18	$12,966	$12,470	$13,114
Jun 18	$12,851	$12,235	$13,009
Jul 18	$12,801	$12,528	$12,966
Aug 18	$12,608	$12,266	$12,774
Sep 18	$12,339	$12,322	$12,507
Oct 18	$11,186	$11,320	$11,345
Nov 18	$10,746	$11,427	$10,901
Dec 18	$10,172	$10,909	$10,316
Jan 19	$11,294	$11,734	$11,465
Feb 19	$11,729	$11,963	$11,911
Mar 19	$11,651	$12,034	$11,838
Apr 19	$12,210	$12,352	$12,411
May 19	$11,360	$11,689	$11,553
Jun 19	$11,606	$12,393	$11,806
Jul 19	$11,244	$12,243	$11,446
Aug 19	$10,948	$11,865	$11,146
Sep 19	$11,466	$12,170	$11,681
Oct 19	$12,176	$12,595	$12,413
Nov 19	$12,651	$12,706	$12,908
Dec 19	$13,665	$13,256	$13,951
Jan 20	$13,131	$12,900	$13,413
Feb 20	$11,637	$11,880	$11,892
Mar 20	$8,655	$10,160	$8,854
Apr 20	$9,726	$10,930	$9,949
May 20	$9,942	$11,288	$10,176
Jun 20	$9,925	$11,798	$10,162
Jul 20	$10,362	$12,324	$10,618
Aug 20	$11,157	$12,852	$11,437
Sep 20	$10,547	$12,536	$10,817
Oct 20	$10,400	$12,266	$10,670
Nov 20	$12,170	$13,916	$12,493
Dec 20	$13,336	$14,669	$13,696
Jan 21	$13,228	$14,700	$13,593
Feb 21	$13,999	$14,991	$14,387
Mar 21	$14,249	$15,181	$14,656
Apr 21	$15,134	$15,628	$15,573
May 21	$15,557	$16,117	$16,021
Jun 21	$14,881	$16,012	$15,296
Jul 21	$15,284	$15,748	$15,761
Aug 21	$15,941	$16,047	$16,443
Sep 21	$14,830	$15,534	$15,340
Oct 21	$15,043	$15,904	$15,549
Nov 21	$14,160	$15,188	$14,540
Dec 21	$15,076	$15,816	$15,544
Jan 22	$13,913	$15,233	$14,239
Feb 22	$13,192	$14,931	$13,687
Mar 22	$12,799	$14,955	$13,320
Apr 22	$11,966	$14,016	$12,455
May 22	$11,910	$14,117	$12,318
Jun 22	$10,483	$12,902	$10,799
Jul 22	$11,345	$13,344	$11,712
Aug 22	$10,112	$12,915	$10,516
Sep 22	$8,639	$11,624	$9,014
Oct 22	$9,312	$11,972	$9,699
Nov 22	$10,596	$13,385	$10,787
Dec 22	$10,348	$13,285	$10,713
Jan 23	$11,258	$14,362	$11,652
Feb 23	$11,055	$13,859	$11,569
Mar 23	$10,775	$14,197	$11,201
Apr 23	$11,376	$14,444	$11,810
May 23	$10,829	$13,918	$11,205
Jun 23	$10,909	$14,543	$11,349
Jul 23	$11,537	$15,134	$12,034
Aug 23	$11,078	$14,451	$11,554
Sep 23	$10,529	$13,994	$11,003
Oct 23	$9,814	$13,417	$10,200
Nov 23	$10,926	$14,625	$11,407
Dec 23	$11,931	$15,360	$12,462
Jan 24	$11,598	$15,207	$12,209
Feb 24	$11,469	$15,592	$11,985
Mar 24	$12,065	$16,079	$12,623
Apr 24	$11,832	$15,791	$12,441
May 24	$12,853	$16,249	$13,365
Jun 24	$12,263	$16,234	$12,863
Jul 24	$13,368	$16,609	$13,987
Aug 24	$13,553	$17,082	$14,177
Sep 24	$13,755	$17,542	$14,454
Oct 24	$12,789	$16,682	$13,374
Nov 24	$12,861	$16,531	$13,488
Dec 24	$12,426	$16,210	$13,081
Jan 25	$12,657	$16,863	$13,388
Feb 25	$12,542	$17,096	$13,161
Mar 25	$12,406	$17,058	$13,003
Apr 25	$13,243	$17,674	$13,938
May 25	$14,376	$18,483	$15,158
Jun 25	$15,039	$19,111	$15,826
Jul 25	$14,471	$19,056	$15,338
Aug 25	$14,575	$19,717	$15,377
Sep 25	$14,969	$20,427	$15,792
Oct 25	$14,738	$20,840	$15,570
Nov 25	$14,878	$20,835	$15,746
Dec 25	$15,399	$21,459	$16,307
Jan 26	$16,347	$22,743	$17,337
Feb 26	$16,463	$23,885	$17,419
Mar 26	$14,471	$21,308	$15,165
Apr 26	$15,657	$23,364	$16,583
May 26	$16,003	$24,541	$17,034
Jun 26	$15,613	$24,396	$16,586
Jul 26	$16,534	$24,480	$17,499
Aug 26	$17,132	$25,109	$18,362

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
17.54%	1.45%	5.53%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI United Kingdom Small Cap Index (Net)...
19.41	2.23	6.27

Key Fund statistics

Table Summary
Net Assets...
$43,506,440
Number of Portfolio Holdings...
198
Net Investment Advisory Fees...
$248,431
Portfolio Turnover Rate...
30%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.2%
Financials...
21.7
Consumer Discretionary...
16.9
Real Estate...
9.9
Communication Services...
7.3
Materials...
7.0
Consumer Staples...
3.5
Information Technology...
3.5
Energy...
3.3
Health Care...
3.2
Utilities...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
IMI PLC...
2.1%
Weir PLC...
2.1
Beazley PLC...
2.0
Games Workshop Group PLC...
1.7
St. James's Place PLC...
1.7
Hiscox Ltd...
1.7
DCC Energy PLC...
1.5
ICG PLC...
1.5
Lion Finance Group PLC...
1.3
Aberdeen Group PLC...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI United Kingdom Small-Cap ETF

Annual Shareholder Report — August 31, 2026

EWUS-08/26-AR

iShares MSCI Emerging Markets Quality Factor ETF

EQLT | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$44	0.36%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 46.56%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Quality Factor Select Index (Net) returned 48.78%.

What contributed to performance?

South Korean equities were meaningful contributors to the Fund’s performance during the reporting period, as the information technology sector benefited from continued investment in artificial intelligence (“AI”). Surging demand for memory chips used in data centers, particularly high-bandwidth memory (HBM), benefited companies as hyperscalers continued to invest heavily in AI infrastructure. Tight industry supply and rising memory prices supported earnings growth, while increasing exposure to higher-value memory products increased investor sentiment. In Taiwan, technology hardware, storage, and peripherals companies gained amid heightened global demand for AI infrastructure and next-generation cloud data centers. Semiconductor stocks advanced on robust demand for next-generation processors utilized in high-performance computing, benefiting premier foundry operators.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad softness across the consumer discretionary sector also pressured performance as consumer spending slowed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 4, 2024 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Quality Factor Select Index (Net)
Aug 24	$10,000	$10,000	$10,000
Sep 24	$10,699	$10,927	$10,808
Oct 24	$10,125	$10,441	$10,182
Nov 24	$9,863	$10,066	$9,854
Dec 24	$9,774	$10,052	$9,845
Jan 25	$9,952	$10,232	$10,009
Feb 25	$9,939	$10,281	$10,012
Mar 25	$10,148	$10,346	$10,169
Apr 25	$10,289	$10,482	$10,363
May 25	$10,565	$10,929	$10,670
Jun 25	$11,185	$11,587	$11,242
Jul 25	$11,254	$11,812	$11,380
Aug 25	$11,607	$11,964	$11,632
Sep 25	$12,366	$12,820	$12,479
Oct 25	$12,891	$13,355	$13,019
Nov 25	$12,727	$13,036	$12,816
Dec 25	$13,083	$13,426	$13,224
Jan 26	$14,011	$14,615	$14,256
Feb 26	$14,838	$15,418	$15,056
Mar 26	$13,463	$13,404	$13,199
Apr 26	$15,614	$15,376	$15,529
May 26	$17,103	$16,865	$17,264
Jun 26	$16,607	$16,628	$16,654
Jul 26	$16,080	$16,116	$16,389
Aug 26	$17,021	$16,659	$17,305

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
46.56%	30.61%
MSCI Emerging Markets Index (Net)...
39.25	29.25
MSCI Emerging Markets Quality Factor Select Index (Net)...
48.78	31.75

Key Fund statistics

Table Summary
Net Assets...
$12,546,743
Number of Portfolio Holdings...
294
Net Investment Advisory Fees...
$37,670
Portfolio Turnover Rate...
59%

The inception date of the Fund was September 4, 2024.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.8%
Financials...
20.1
Consumer Discretionary...
8.4
Materials...
7.6
Industrials...
6.8
Communication Services...
5.8
Consumer Staples...
3.8
Energy...
3.4
Health Care...
3.2
Utilities...
2.0
Real Estate...
1.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
25.9%
India...
16.6
South Korea...
15.9
Taiwan...
10.1
Brazil...
7.0
South Africa...
6.1
Saudi Arabia...
4.4
Thailand...
2.8
Mexico...
2.4
United Arab Emirates...
1.8
OtherFootnote Reference(b)...
7.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets Quality Factor ETF

Annual Shareholder Report — August 31, 2026

EQLT-08/26-AR

iShares MSCI Emerging Markets Value Factor ETF

EVLU | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$46	0.36%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 56.70%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Value Factor Select Index (Net) returned 58.94%.

What contributed to performance?

South Korean equities were meaningful contributors to the Fund’s return during the reporting period, as the information technology sector benefited from the continued expansion of investment in artificial intelligence (“AI”). These companies were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices higher. In Taiwan, information technology stocks also contributed as the global buildout of AI infrastructure drove strong demand across the semiconductor and electronics supply chain. Semiconductor companies gained amid demand for advanced processors and AI-enabled chips, while growing data-center investment boosted activity in packaging, printed circuit boards, and optical components.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 4, 2024 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Value Factor Select Index (Net)
Aug 24	$10,000	$10,000	$10,000
Sep 24	$10,734	$10,927	$10,852
Oct 24	$10,301	$10,441	$10,348
Nov 24	$10,043	$10,066	$9,971
Dec 24	$10,030	$10,052	$10,078
Jan 25	$10,211	$10,232	$10,218
Feb 25	$10,383	$10,281	$10,386
Mar 25	$10,479	$10,346	$10,430
Apr 25	$10,368	$10,482	$10,384
May 25	$10,724	$10,929	$10,799
Jun 25	$11,582	$11,587	$11,616
Jul 25	$11,632	$11,812	$11,746
Aug 25	$11,840	$11,964	$11,849
Sep 25	$12,603	$12,820	$12,712
Oct 25	$13,615	$13,355	$13,752
Nov 25	$13,501	$13,036	$13,570
Dec 25	$13,917	$13,426	$14,025
Jan 26	$15,049	$14,615	$15,235
Feb 26	$16,170	$15,418	$16,359
Mar 26	$14,389	$13,404	$14,191
Apr 26	$16,026	$15,376	$16,020
May 26	$18,256	$16,865	$18,476
Jun 26	$17,847	$16,628	$17,894
Jul 26	$17,570	$16,116	$17,909
Aug 26	$18,553	$16,659	$18,834

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
56.70%	36.38%
MSCI Emerging Markets Index (Net)...
39.25	29.25
MSCI Emerging Markets Value Factor Select Index (Net)...
58.94	37.48

Key Fund statistics

Table Summary
Net Assets...
$17,703,416
Number of Portfolio Holdings...
253
Net Investment Advisory Fees...
$42,033
Portfolio Turnover Rate...
70%

The inception date of the Fund was September 4, 2024.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.3%
Financials...
18.6
Consumer Discretionary...
9.0
Communication Services...
6.2
Materials...
6.2
Industrials...
5.5
Energy...
3.6
Consumer Staples...
2.9
Health Care...
2.5
Utilities...
2.2
Real Estate...
1.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
29.5%
China...
23.5
India...
13.2
South Korea...
6.6
South Africa...
6.0
Brazil...
4.1
Saudi Arabia...
3.7
Mexico...
2.6
United Arab Emirates...
1.5
Malaysia...
1.3
OtherFootnote Reference(b)...
8.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets Value Factor ETF

Annual Shareholder Report — August 31, 2026

EVLU-08/26-AR

iShares MSCI Global Quality Factor ETF

AQLT | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.20%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Quality Index (Net) returned 23.20%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. In the semiconductors and semiconductor equipment subsector, stocks gained amid strong demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance chips that provide essential infrastructure for cloud providers and businesses adopting AI at scale stood out. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. The healthcare sector also contributed, as pharmaceutical companies pursued acquisitions of emerging biotechnology firms to replenish pipelines ahead of key patent expirations. Strong commercial execution, particularly for next-generation GLP-1 weight-loss and oncology therapies, further supported the sector. Robust AI investment also provided a tailwind for the information technology sector in Taiwan, home to some of the world’s leading semiconductor manufacturers and suppliers of advanced chips and related technologies.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: December 11, 2024 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Quality Index (Net)
Nov 24	$10,000	$10,000	$10,000
Dec 24	$9,566	$9,662	$9,590
Jan 25	$9,915	$9,986	$9,950
Feb 25	$9,814	$9,926	$9,809
Mar 25	$9,283	$9,534	$9,248
Apr 25	$9,340	$9,623	$9,314
May 25	$9,778	$10,176	$9,760
Jun 25	$10,201	$10,633	$10,170
Jul 25	$10,184	$10,777	$10,195
Aug 25	$10,452	$11,043	$10,441
Sep 25	$10,863	$11,444	$10,826
Oct 25	$11,130	$11,700	$11,117
Nov 25	$11,245	$11,698	$11,221
Dec 25	$11,332	$11,820	$11,326
Jan 26	$11,763	$12,171	$11,772
Feb 26	$11,987	$12,327	$11,993
Mar 26	$11,098	$11,442	$10,984
Apr 26	$12,206	$12,606	$12,140
May 26	$12,698	$13,256	$12,701
Jun 26	$12,746	$13,150	$12,677
Jul 26	$12,572	$13,160	$12,568
Aug 26	$12,877	$13,512	$12,862

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
23.20%	15.80%
MSCI All Country World Index (Net)...
22.35	19.12
MSCI ACWI Quality Index (Net)...
23.20	15.76

Key Fund statistics

Table Summary
Net Assets...
$330,764,926
Number of Portfolio Holdings...
488
Net Investment Advisory Fees...
$469,501
Portfolio Turnover Rate...
27%

The inception date of the Fund was December 11, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.3%
Health Care...
13.3
Industrials...
11.6
Communication Services...
10.1
Financials...
8.1
Consumer Staples...
7.5
Consumer Discretionary...
3.5
Materials...
3.1
Energy...
0.3
Real Estate...
0.2
Utilities...
0.0Footnote Reference(b)
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
70.8%
Taiwan...
7.1
Switzerland...
4.0
United Kingdom...
3.3
Japan...
2.9
Netherlands...
2.8
Australia...
1.3
India...
1.2
China...
1.0
Denmark...
0.6
OtherFootnote Reference(c)...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio increased from the prior fiscal year end due to a decrease in the amount of acquired fund fees waived.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Quality Factor ETF

Annual Shareholder Report — August 31, 2026

AQLT-08/26-AR

iShares MSCI USA Small-Cap Quality Factor ETF

SQLT | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Small-Cap Quality Factor ETF (the “Fund”) for the period of March 31, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Quality Factor ETF	$10Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$6,905,151
Number of Portfolio Holdings...
512
Net Investment Advisory Fees...
$5,613
Portfolio Turnover Rate...
18%

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.7%
Information Technology...
17.6
Financials...
15.7
Health Care...
14.7
Consumer Discretionary...
9.6
Real Estate...
6.8
Energy...
4.9
Materials...
4.6
Consumer Staples...
3.2
Utilities...
2.7
Communication Services...
2.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
National Fuel Gas Co...
1.2%
Manhattan Associates, Inc...
1.0
Royal Gold, Inc...
0.9
TD SYNNEX Corp...
0.9
East West Bancorp, Inc...
0.8
Zebra Technologies Corp., Class A...
0.8
Medpace Holdings, Inc...
0.8
Woodward, Inc...
0.8
Tenet Healthcare Corp...
0.8
New York Times Co. (The), Class A...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Small-Cap Quality Factor ETF

Annual Shareholder Report — August 31, 2026

SQLT-08/26-AR

iShares Climate Conscious & Transition MSCI USA ETF

USCL | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$9	0.08%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.98%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Extended Climate Action Index returned 15.08%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks benefited from substantial investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained due to resilient consumer demand, improving pricing trends, and increased demand for enterprise and hyperscale storage solutions, driven by AI-related data growth. In the healthcare sector, biotechnology stocks advanced amid increased merger and acquisition activity, as pharmaceuticals firms sought to replenish pipelines ahead of key patent expirations. Pharmaceutical firms were also supported by continued innovation across areas including GLP-1 therapies, oncology, and immunology. An interactive media and services company in the communication sector contributed due to resilient digital advertising activity, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 6, 2023 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Extended Climate Action Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,384	$10,402	$10,388
Jul 23	$10,786	$10,760	$10,792
Aug 23	$10,641	$10,578	$10,648
Sep 23	$10,150	$10,082	$10,158
Oct 23	$9,880	$9,850	$9,888
Nov 23	$10,811	$10,779	$10,816
Dec 23	$11,295	$11,287	$11,301
Jan 24	$11,534	$11,463	$11,541
Feb 24	$12,212	$12,078	$12,221
Mar 24	$12,579	$12,462	$12,589
Apr 24	$12,093	$11,947	$12,103
May 24	$12,658	$12,518	$12,670
Jun 24	$13,156	$12,966	$13,170
Jul 24	$13,278	$13,129	$13,292
Aug 24	$13,602	$13,445	$13,618
Sep 24	$13,929	$13,734	$13,946
Oct 24	$13,859	$13,633	$13,877
Nov 24	$14,718	$14,486	$14,738
Dec 24	$14,347	$14,118	$14,367
Jan 25	$14,877	$14,547	$14,900
Feb 25	$14,618	$14,318	$14,641
Mar 25	$13,742	$13,481	$13,764
Apr 25	$13,627	$13,412	$13,650
May 25	$14,415	$14,277	$14,441
Jun 25	$15,150	$15,012	$15,178
Jul 25	$15,476	$15,355	$15,506
Aug 25	$15,620	$15,657	$15,651
Sep 25	$16,099	$16,231	$16,132
Oct 25	$16,499	$16,617	$16,534
Nov 25	$16,431	$16,622	$16,467
Dec 25	$16,398	$16,623	$16,437
Jan 26	$16,409	$16,838	$16,448
Feb 26	$16,095	$16,690	$16,135
Mar 26	$15,362	$15,872	$15,401
Apr 26	$16,877	$17,538	$16,921
May 26	$17,640	$18,462	$17,687
Jun 26	$17,277	$18,297	$17,324
Jul 26	$17,439	$18,287	$17,488
Aug 26	$17,960	$18,791	$18,012

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
14.98%	19.84%
MSCI USA Index...
20.02	21.53
MSCI USA Extended Climate Action Index...
15.08	19.95

Key Fund statistics

Table Summary
Net Assets...
$2,861,560,935
Number of Portfolio Holdings...
395
Net Investment Advisory Fees...
$2,008,929
Portfolio Turnover Rate...
36%

The inception date of the Fund was June 6, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.0%
Communication Services...
11.1
Health Care...
10.1
Financials...
10.0
Consumer Discretionary...
9.8
Industrials...
7.0
Consumer Staples...
4.0
Energy...
2.0
Real Estate...
1.7
Materials...
1.7
Utilities...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
9.4%
Apple, Inc...
8.6
Microsoft Corp...
6.6
Amazon.com, Inc...
4.7
Alphabet, Inc., Class A...
3.7
Broadcom, Inc...
3.1
Alphabet, Inc., Class C, NVS...
2.9
Meta Platforms, Inc., Class A...
2.3
Tesla, Inc...
1.9
Eli Lilly & Co...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Climate Conscious & Transition MSCI USA ETF

Annual Shareholder Report — August 31, 2026

USCL-08/26-AR

iShares ESG Advanced MSCI EAFE ETF

DMXF | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$14	0.13%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 22.23%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EAFE Choice ESG Screened Index (Net) returned 22.05%.

What contributed to performance?

During the reporting period, Japanese stocks contributed the most to the Fund’s return, notably in the information technology sector. Semiconductors and semiconductor equipment firms, as well as technology hardware and equipment companies in the information technology sector, were supported by artificial intelligence (“AI”) chip demand and enterprise-level corporate spending. In the financials segment, stocks benefited as the Bank of Japan continued to normalize monetary policy with two rate hikes, additionally, diversified banks were supported by wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits.) A Dutch semiconductor materials and equipment maker also contributed. As the sole manufacturer of the advanced lithography equipment required for the most powerful chips, the company benefited as chipmakers aggressively scaled up orders and capital spending to meet surging demand.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 16, 2020 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Choice ESG Screened Index (Net)
May 20	$10,000	$10,000	$10,000
Jun 20	$9,945	$9,949	$9,946
Jul 20	$10,220	$10,393	$10,218
Aug 20	$10,860	$10,838	$10,859
Sep 20	$10,709	$10,572	$10,708
Oct 20	$10,310	$10,344	$10,308
Nov 20	$11,756	$11,736	$11,769
Dec 20	$12,329	$12,370	$12,348
Jan 21	$12,186	$12,397	$12,213
Feb 21	$12,411	$12,643	$12,432
Mar 21	$12,637	$12,802	$12,656
Apr 21	$13,016	$13,179	$13,028
May 21	$13,436	$13,592	$13,458
Jun 21	$13,292	$13,503	$13,305
Jul 21	$13,470	$13,281	$13,463
Aug 21	$13,844	$13,533	$13,869
Sep 21	$13,324	$13,100	$13,413
Oct 21	$13,698	$13,413	$13,700
Nov 21	$13,178	$12,808	$13,174
Dec 21	$13,675	$13,338	$13,704
Jan 22	$12,843	$12,846	$12,726
Feb 22	$12,277	$12,592	$12,323
Mar 22	$12,231	$12,612	$12,386
Apr 22	$11,329	$11,820	$11,460
May 22	$11,483	$11,905	$11,481
Jun 22	$10,487	$10,881	$10,448
Jul 22	$11,159	$11,254	$11,103
Aug 22	$10,408	$10,892	$10,472
Sep 22	$9,364	$9,803	$9,427
Oct 22	$9,849	$10,096	$9,867
Nov 22	$11,269	$11,288	$11,016
Dec 22	$11,053	$11,204	$11,045
Jan 23	$12,074	$12,112	$12,014
Feb 23	$11,681	$11,687	$11,728
Mar 23	$12,114	$11,973	$12,081
Apr 23	$12,388	$12,181	$12,369
May 23	$12,091	$11,738	$12,040
Jun 23	$12,521	$12,265	$12,468
Jul 23	$12,854	$12,763	$12,863
Aug 23	$12,299	$12,187	$12,319
Sep 23	$11,759	$11,802	$11,803
Oct 23	$11,418	$11,315	$11,338
Nov 23	$12,594	$12,333	$12,596
Dec 23	$13,346	$12,953	$13,341
Jan 24	$13,348	$12,825	$13,474
Feb 24	$13,889	$13,149	$13,877
Mar 24	$14,214	$13,560	$14,185
Apr 24	$13,613	$13,317	$13,704
May 24	$14,376	$13,703	$14,283
Jun 24	$14,236	$13,690	$14,238
Jul 24	$14,651	$14,007	$14,627
Aug 24	$15,150	$14,406	$15,111
Sep 24	$15,232	$14,794	$15,219
Oct 24	$14,316	$14,068	$14,329
Nov 24	$14,311	$13,941	$14,267
Dec 24	$13,812	$13,670	$13,849
Jan 25	$14,427	$14,221	$14,507
Feb 25	$14,672	$14,418	$14,582
Mar 25	$14,400	$14,385	$14,276
Apr 25	$15,049	$14,905	$14,983
May 25	$15,750	$15,587	$15,696
Jun 25	$16,234	$16,116	$16,119
Jul 25	$15,574	$16,070	$15,666
Aug 25	$16,130	$16,628	$16,131
Sep 25	$16,617	$17,227	$16,534
Oct 25	$16,794	$17,575	$16,752
Nov 25	$16,651	$17,571	$16,579
Dec 25	$16,994	$18,097	$16,982
Jan 26	$17,791	$19,180	$17,814
Feb 26	$18,575	$20,143	$18,578
Mar 26	$16,941	$17,969	$16,492
Apr 26	$18,169	$19,704	$18,008
May 26	$18,826	$20,696	$18,768
Jun 26	$19,276	$20,574	$19,104
Jul 26	$19,122	$20,644	$19,074
Aug 26	$19,716	$21,175	$19,687

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
22.23%	7.33%	11.55%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	12.85
MSCI EAFE Choice ESG Screened Index (Net)...
22.05	7.26	11.53

Key Fund statistics

Table Summary
Net Assets...
$959,701,489
Number of Portfolio Holdings...
399
Net Investment Advisory Fees...
$1,011,802
Portfolio Turnover Rate...
25%

The inception date of the Fund was June 16, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
33.8%
Information Technology...
19.1
Industrials...
15.2
Health Care...
10.3
Communication Services...
5.9
Materials...
5.1
Consumer Discretionary...
4.8
Real Estate...
2.7
Consumer Staples...
2.4
Utilities...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
30.0%
Netherlands...
10.3
Switzerland...
9.9
Germany...
7.8
France...
7.9
Australia...
6.2
United Kingdom...
5.7
Sweden...
4.9
Singapore...
2.8
Hong Kong...
2.7
OtherFootnote Reference(b)...
11.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI EAFE ETF

Annual Shareholder Report — August 31, 2026

DMXF-08/26-AR

iShares ESG Advanced MSCI EM ETF

EMXF | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$19	0.16%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 36.97%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net) returned 37.54%.

What contributed to performance?

South Korea’s information technology sector was the leading contributor to the Fund’s return during the reporting period. Surging global demand for advanced high-bandwidth memory chips lifted export volumes and pushed prices sharply higher. Taiwanese equities contributed, also benefiting from investments in artificial intelligence (“AI”). Semiconductor stocks were driven by soaring demand for advanced chips used for high-performance computing and AI applications, while technology hardware and equipment companies were supported by growing needs for high-performance servers, advanced power management modules, and specialized cooling solutions essential to support scaling AI infrastructure.

What detracted from performance?

Chinese stocks detracted from the Fund’s return during the reporting period. In the communication sector, companies in the interactive media and entertainment subsector were pressured by heavy AI capital expenditures, sluggish advertising revenue, and a slowdown in mobile gaming.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 6, 2020 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)
Sep 20	$10,000	$10,000	$10,000
Oct 20	$10,085	$10,014	$10,100
Nov 20	$11,153	$10,940	$11,157
Dec 20	$11,899	$11,744	$11,935
Jan 21	$12,293	$12,104	$12,333
Feb 21	$12,287	$12,197	$12,341
Mar 21	$12,273	$12,012	$12,314
Apr 21	$12,619	$12,311	$12,678
May 21	$12,872	$12,453	$12,923
Jun 21	$13,193	$12,619	$13,274
Jul 21	$12,435	$11,770	$12,485
Aug 21	$12,874	$12,078	$12,972
Sep 21	$12,324	$11,598	$12,450
Oct 21	$12,480	$11,712	$12,577
Nov 21	$12,193	$11,235	$12,285
Dec 21	$12,380	$11,446	$12,478
Jan 22	$12,328	$11,229	$12,256
Feb 22	$11,967	$10,893	$12,036
Mar 22	$11,832	$10,647	$12,017
Apr 22	$11,010	$10,055	$11,190
May 22	$11,124	$10,099	$11,243
Jun 22	$10,544	$9,428	$10,560
Jul 22	$10,422	$9,405	$10,464
Aug 22	$10,310	$9,444	$10,436
Sep 22	$9,208	$8,337	$9,297
Oct 22	$8,960	$8,078	$9,005
Nov 22	$10,292	$9,276	$10,244
Dec 22	$10,033	$9,146	$10,118
Jan 23	$10,868	$9,868	$10,885
Feb 23	$10,091	$9,228	$10,165
Mar 23	$10,327	$9,508	$10,384
Apr 23	$10,240	$9,400	$10,257
May 23	$10,030	$9,242	$10,093
Jun 23	$10,476	$9,593	$10,517
Jul 23	$11,193	$10,190	$11,246
Aug 23	$10,419	$9,562	$10,508
Sep 23	$10,083	$9,312	$10,195
Oct 23	$9,748	$8,951	$9,814
Nov 23	$10,329	$9,667	$10,435
Dec 23	$10,713	$10,045	$10,858
Jan 24	$10,168	$9,578	$10,293
Feb 24	$10,630	$10,034	$10,772
Mar 24	$10,773	$10,255	$10,881
Apr 24	$10,683	$10,329	$10,877
May 24	$10,861	$10,387	$10,939
Jun 24	$11,184	$10,797	$11,371
Jul 24	$11,309	$10,829	$11,470
Aug 24	$11,573	$11,004	$11,796
Sep 24	$12,308	$11,739	$12,652
Oct 24	$11,914	$11,216	$12,173
Nov 24	$11,689	$10,813	$11,856
Dec 24	$11,560	$10,799	$11,795
Jan 25	$11,804	$10,991	$12,049
Feb 25	$11,734	$11,045	$11,923
Mar 25	$11,860	$11,115	$11,979
Apr 25	$12,037	$11,261	$12,243
May 25	$12,585	$11,741	$12,846
Jun 25	$13,427	$12,447	$13,641
Jul 25	$13,442	$12,690	$13,735
Aug 25	$13,600	$12,852	$13,800
Sep 25	$14,175	$13,772	$14,375
Oct 25	$14,739	$14,347	$15,000
Nov 25	$14,628	$14,004	$14,844
Dec 25	$14,961	$14,423	$15,220
Jan 26	$16,029	$15,700	$16,377
Feb 26	$16,738	$16,563	$17,075
Mar 26	$15,224	$14,399	$15,095
Apr 26	$17,035	$16,518	$17,096
May 26	$18,554	$18,118	$18,869
Jun 26	$18,757	$17,863	$18,847
Jul 26	$17,944	$17,313	$18,397
Aug 26	$18,628	$17,896	$18,981

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
36.97%	7.67%	11.11%
MSCI Emerging Markets Index (Net)...
39.25	8.18	10.37
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)...
37.54	7.91	11.47

Key Fund statistics

Table Summary
Net Assets...
$165,803,983
Number of Portfolio Holdings...
568
Net Investment Advisory Fees...
$219,549
Portfolio Turnover Rate...
30%

The inception date of the Fund was October 6, 2020.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
37.1%
Information Technology...
29.1
Communication Services...
9.5
Industrials...
6.4
Consumer Discretionary...
6.1
Health Care...
4.0
Consumer Staples...
2.9
Materials...
2.7
Real Estate...
1.6
Utilities...
0.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
25.7%
Taiwan...
24.5
South Korea...
14.2
India...
10.5
Brazil...
3.8
Saudi Arabia...
3.5
South Africa...
2.7
United Arab Emirates...
2.1
Mexico...
1.9
Malaysia...
1.5
OtherFootnote Reference(b)...
9.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI EM ETF

Annual Shareholder Report — August 31, 2026

EMXF-08/26-AR

iShares ESG Advanced MSCI USA ETF

USXF | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 22.67%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Choice ESG Screened Index returned 22.79%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks benefited from substantial investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and growing needs for enterprise and hyperscale storage solutions, driven by AI-related data growth. Industrials stocks also contributed modestly, as companies across the sector benefited from strong demand related to AI data-center construction and infrastructure, including electrical equipment and machinery.

What detracted from performance?

During the reporting period, consumer discretionary stocks detracted from the Fund’s return. Notably, home improvement retail stocks were pressured by a stalled housing market and as consumers delayed big-ticket discretionary projects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 16, 2020 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Choice ESG Screened Index
May 20	$10,000	$10,000	$10,000
Jun 20	$10,051	$9,950	$10,056
Jul 20	$10,602	$10,540	$10,611
Aug 20	$11,420	$11,332	$11,432
Sep 20	$11,012	$10,909	$11,025
Oct 20	$10,763	$10,625	$10,778
Nov 20	$11,962	$11,854	$11,980
Dec 20	$12,375	$12,343	$12,396
Jan 21	$12,256	$12,229	$12,279
Feb 21	$12,667	$12,548	$12,695
Mar 21	$13,126	$13,020	$13,153
Apr 21	$13,891	$13,729	$13,926
May 21	$13,963	$13,795	$13,996
Jun 21	$14,411	$14,179	$14,449
Jul 21	$14,757	$14,514	$14,799
Aug 21	$15,134	$14,943	$15,178
Sep 21	$14,369	$14,237	$14,410
Oct 21	$15,325	$15,230	$15,371
Nov 21	$15,177	$15,077	$15,223
Dec 21	$15,729	$15,673	$15,781
Jan 22	$14,515	$14,785	$14,563
Feb 22	$13,959	$14,352	$14,005
Mar 22	$14,300	$14,857	$14,346
Apr 22	$13,062	$13,510	$13,105
May 22	$13,007	$13,480	$13,051
Jun 22	$11,957	$12,364	$11,998
Jul 22	$13,094	$13,518	$13,141
Aug 22	$12,418	$12,988	$12,463
Sep 22	$11,274	$11,784	$11,316
Oct 22	$12,103	$12,719	$12,148
Nov 22	$13,061	$13,411	$13,112
Dec 22	$12,408	$12,622	$12,458
Jan 23	$13,275	$13,459	$13,329
Feb 23	$13,006	$13,132	$13,060
Mar 23	$13,449	$13,598	$13,506
Apr 23	$13,541	$13,771	$13,600
May 23	$13,721	$13,860	$13,781
Jun 23	$14,662	$14,785	$14,728
Jul 23	$15,110	$15,293	$15,180
Aug 23	$14,983	$15,036	$15,053
Sep 23	$14,152	$14,331	$14,228
Oct 23	$13,830	$14,001	$13,905
Nov 23	$15,393	$15,321	$15,468
Dec 23	$16,330	$16,043	$16,411
Jan 24	$16,844	$16,293	$16,930
Feb 24	$17,886	$17,167	$17,980
Mar 24	$18,598	$17,713	$18,698
Apr 24	$17,539	$16,982	$17,634
May 24	$18,563	$17,793	$18,665
Jun 24	$19,201	$18,429	$19,308
Jul 24	$19,441	$18,661	$19,552
Aug 24	$19,902	$19,111	$20,017
Sep 24	$20,301	$19,522	$20,420
Oct 24	$20,336	$19,378	$20,458
Nov 24	$21,520	$20,591	$21,651
Dec 24	$20,599	$20,067	$20,726
Jan 25	$20,913	$20,678	$21,043
Feb 25	$20,713	$20,352	$20,844
Mar 25	$19,382	$19,161	$19,506
Apr 25	$19,470	$19,063	$19,596
May 25	$21,142	$20,293	$21,281
Jun 25	$22,491	$21,337	$22,641
Jul 25	$23,091	$21,826	$23,247
Aug 25	$23,343	$22,254	$23,503
Sep 25	$23,949	$23,071	$24,114
Oct 25	$24,570	$23,619	$24,742
Nov 25	$23,939	$23,626	$24,106
Dec 25	$24,129	$23,628	$24,300
Jan 26	$24,669	$23,934	$24,847
Feb 26	$24,344	$23,723	$24,520
Mar 26	$23,149	$22,560	$23,320
Apr 26	$26,450	$24,929	$26,649
May 26	$28,473	$26,241	$28,688
Jun 26	$29,244	$26,007	$29,468
Jul 26	$27,807	$25,993	$28,021
Aug 26	$28,636	$26,709	$28,859

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
22.67%	13.60%	18.46%
MSCI USA Index...
20.02	12.32	17.15
MSCI USA Choice ESG Screened Index...
22.79	13.71	18.62

Key Fund statistics

Table Summary
Net Assets...
$1,484,334,739
Number of Portfolio Holdings...
285
Net Investment Advisory Fees...
$1,291,603
Portfolio Turnover Rate...
18%

The inception date of the Fund was June 16, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
52.1%
Financials...
17.3
Industrials...
7.8
Health Care...
6.9
Consumer Discretionary...
6.3
Real Estate...
3.8
Materials...
2.4
Communication Services...
2.3
Consumer Staples...
1.0
Utilities...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
12.7%
Broadcom, Inc...
6.6
Micron Technology, Inc...
4.3
Advanced Micro Devices, Inc...
3.0
Visa, Inc., Class A...
2.5
Mastercard, Inc., Class A...
1.9
Cisco Systems, Inc...
1.7
Intel Corp...
1.6
Lam Research Corp...
1.5
Applied Materials, Inc...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI USA ETF

Annual Shareholder Report — August 31, 2026

USXF-08/26-AR

iShares ESG Aware MSCI EAFE ETF

ESGD | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.19%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EAFE Extended ESG Focus Index (Spliced) returned 21.25%.

What contributed to performance?

During the reporting period, Japanese stocks contributed the most to the Fund’s return. Financial stocks benefited as the Bank of Japan continued to normalize monetary policy, raising its policy rate twice during the reporting period. The higher rates supported wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits) at diversified banks. The country's information technology sector also contributed. Semiconductors and semiconductor equipment firms, as well as technology hardware and equipment companies, were supported by demand for artificial intelligence chip and enterprise-level corporate spending. Financials stocks in the United Kingdom gained, as diversified banks benefited from solid net interest income, robust deposit inflows, solid performance from investment banking units, and strong trading activity.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EAFE Extended ESG Focus Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,097	$10,123	$10,100
Oct 16	$9,876	$9,978	$9,876
Nov 16	$9,669	$9,747	$9,666
Dec 16	$9,986	$9,996	$9,996
Jan 17	$10,269	$10,350	$10,278
Feb 17	$10,427	$10,515	$10,436
Mar 17	$10,710	$10,782	$10,723
Apr 17	$10,995	$11,013	$11,011
May 17	$11,369	$11,370	$11,390
Jun 17	$11,360	$11,405	$11,390
Jul 17	$11,699	$11,826	$11,737
Aug 17	$11,716	$11,888	$11,738
Sep 17	$12,022	$12,108	$12,048
Oct 17	$12,219	$12,336	$12,247
Nov 17	$12,335	$12,436	$12,371
Dec 17	$12,504	$12,714	$12,540
Jan 18	$13,093	$13,423	$13,127
Feb 18	$12,511	$12,790	$12,546
Mar 18	$12,281	$12,564	$12,314
Apr 18	$12,618	$12,764	$12,651
May 18	$12,325	$12,470	$12,354
Jun 18	$12,177	$12,235	$12,207
Jul 18	$12,469	$12,528	$12,501
Aug 18	$12,260	$12,266	$12,295
Sep 18	$12,385	$12,322	$12,420
Oct 18	$11,380	$11,320	$11,412
Nov 18	$11,389	$11,427	$11,422
Dec 18	$10,800	$10,909	$10,830
Jan 19	$11,531	$11,734	$11,565
Feb 19	$11,812	$11,963	$11,848
Mar 19	$11,888	$12,034	$11,926
Apr 19	$12,254	$12,352	$12,287
May 19	$11,663	$11,689	$11,686
Jun 19	$12,362	$12,393	$12,390
Jul 19	$12,210	$12,243	$12,241
Aug 19	$11,931	$11,865	$11,961
Sep 19	$12,308	$12,170	$12,339
Oct 19	$12,781	$12,595	$12,814
Nov 19	$12,904	$12,706	$12,941
Dec 19	$13,333	$13,256	$13,374
Jan 20	$13,060	$12,900	$13,103
Feb 20	$11,909	$11,880	$11,950
Mar 20	$10,343	$10,160	$10,379
Apr 20	$10,979	$10,930	$11,023
May 20	$11,457	$11,288	$11,489
Jun 20	$11,854	$11,798	$11,889
Jul 20	$12,142	$12,324	$12,179
Aug 20	$12,781	$12,852	$12,819
Sep 20	$12,426	$12,536	$12,466
Oct 20	$11,934	$12,266	$11,972
Nov 20	$13,820	$13,916	$13,863
Dec 20	$14,483	$14,669	$14,532
Jan 21	$14,301	$14,700	$14,351
Feb 21	$14,635	$14,991	$14,686
Mar 21	$14,981	$15,181	$15,027
Apr 21	$15,453	$15,628	$15,498
May 21	$16,016	$16,117	$16,066
Jun 21	$15,786	$16,012	$15,826
Jul 21	$15,900	$15,748	$15,931
Aug 21	$16,193	$16,047	$16,259
Sep 21	$15,662	$15,534	$15,794
Oct 21	$16,163	$15,904	$16,205
Nov 21	$15,378	$15,188	$15,397
Dec 21	$16,163	$15,816	$16,226
Jan 22	$15,537	$15,233	$15,428
Feb 22	$14,997	$14,931	$15,093
Mar 22	$14,976	$14,955	$15,184
Apr 22	$14,045	$14,016	$14,235
May 22	$14,258	$14,117	$14,283
Jun 22	$12,997	$12,902	$12,978
Jul 22	$13,689	$13,344	$13,649
Aug 22	$12,866	$12,915	$12,977
Sep 22	$11,651	$11,624	$11,760
Oct 22	$12,313	$11,972	$12,367
Nov 22	$14,013	$13,385	$13,771
Dec 22	$13,745	$13,285	$13,779
Jan 23	$14,947	$14,362	$14,919
Feb 23	$14,502	$13,859	$14,616
Mar 23	$14,954	$14,197	$14,975
Apr 23	$15,372	$14,444	$15,400
May 23	$14,797	$13,918	$14,780
Jun 23	$15,444	$14,543	$15,436
Jul 23	$15,866	$15,134	$15,937
Aug 23	$15,236	$14,451	$15,320
Sep 23	$14,667	$13,994	$14,776
Oct 23	$14,189	$13,417	$14,147
Nov 23	$15,419	$14,625	$15,481
Dec 23	$16,230	$15,360	$16,290
Jan 24	$16,163	$15,207	$16,393
Feb 24	$16,583	$15,592	$16,643
Mar 24	$17,147	$16,079	$17,183
Apr 24	$16,636	$15,791	$16,800
May 24	$17,521	$16,249	$17,469
Jun 24	$17,164	$16,234	$17,214
Jul 24	$17,641	$16,609	$17,691
Aug 24	$18,253	$17,082	$18,269
Sep 24	$18,398	$17,542	$18,450
Oct 24	$17,334	$16,682	$17,395
Nov 24	$17,320	$16,531	$17,322
Dec 24	$16,846	$16,210	$16,948
Jan 25	$17,627	$16,863	$17,790
Feb 25	$18,123	$17,096	$18,084
Mar 25	$18,103	$17,058	$18,023
Apr 25	$18,842	$17,674	$18,852
May 25	$19,658	$18,483	$19,665
Jun 25	$20,169	$19,111	$20,113
Jul 25	$19,663	$19,056	$19,839
Aug 25	$20,509	$19,717	$20,585
Sep 25	$21,037	$20,427	$21,012
Oct 25	$21,243	$20,840	$21,266
Nov 25	$21,320	$20,835	$21,330
Dec 25	$21,896	$21,459	$21,976
Jan 26	$23,023	$22,743	$23,140
Feb 26	$24,057	$23,885	$24,157
Mar 26	$21,984	$21,308	$21,573
Apr 26	$23,288	$23,364	$23,212
May 26	$23,842	$24,541	$23,911
Jun 26	$24,067	$24,396	$24,020
Jul 26	$24,455	$24,480	$24,495
Aug 26	$24,855	$25,109	$24,959

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
21.19%	8.95%	9.53%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI EAFE Extended ESG Focus Index (Spliced)...
21.25	8.95	9.58

Key Fund statistics

Table Summary
Net Assets...
$12,209,209,407
Number of Portfolio Holdings...
337
Net Investment Advisory Fees...
$22,198,179
Portfolio Turnover Rate...
33%

The MSCI EAFE Extended ESG Focus Index (Spliced) reflects the performance of the MSCI EAFE ESG Focus Index (Net) through May 31, 2018 and the MSCI EAFE Extended ESG Focus Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.5%
Industrials...
18.9
Information Technology...
10.8
Health Care...
9.8
Consumer Discretionary...
7.9
Consumer Staples...
6.4
Materials...
5.9
Energy...
3.8
Communication Services...
3.6
Utilities...
3.6
Real Estate...
1.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
23.6%
United Kingdom...
13.7
Switzerland...
9.8
France...
9.0
Germany...
8.7
Australia...
6.6
Netherlands...
5.8
Spain...
4.4
Sweden...
3.4
Italy...
3.0
OtherFootnote Reference(b)...
12.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI EAFE ETF

Annual Shareholder Report — August 31, 2026

ESGD-08/26-AR

iShares ESG Aware MSCI USA ETF

ESGU | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 20.58%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Extended ESG Focus Index (Spliced) returned 20.83%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks gained amid substantial investments in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and increased requirements for enterprise and hyperscale storage solutions, driven by AI-related data growth. Healthcare companies also modestly contributed. Both pharmaceutical and biotechnology stocks benefited from increased acquisition activity, as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies. Pharmaceutical stocks also advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: December 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Extended ESG Focus Index (Spliced)
Nov 16	$10,000	$10,000	$10,000
Dec 16	$10,228	$10,228	$10,215
Jan 17	$10,416	$10,440	$10,406
Feb 17	$10,833	$10,851	$10,825
Mar 17	$10,859	$10,866	$10,858
Apr 17	$10,989	$10,983	$11,002
May 17	$11,137	$11,133	$11,162
Jun 17	$11,201	$11,203	$11,230
Jul 17	$11,417	$11,431	$11,451
Aug 17	$11,455	$11,469	$11,489
Sep 17	$11,659	$11,703	$11,688
Oct 17	$11,982	$11,971	$11,995
Nov 17	$12,298	$12,335	$12,324
Dec 17	$12,402	$12,469	$12,437
Jan 18	$13,121	$13,184	$13,157
Feb 18	$12,641	$12,700	$12,677
Mar 18	$12,347	$12,391	$12,384
Apr 18	$12,402	$12,440	$12,442
May 18	$12,678	$12,744	$12,723
Jun 18	$12,786	$12,830	$12,833
Jul 18	$13,279	$13,291	$13,331
Aug 18	$13,721	$13,731	$13,778
Sep 18	$13,782	$13,794	$13,839
Oct 18	$12,768	$12,836	$12,817
Nov 18	$13,076	$13,086	$13,130
Dec 18	$11,889	$11,907	$11,937
Jan 19	$12,848	$12,887	$12,904
Feb 19	$13,274	$13,318	$13,335
Mar 19	$13,547	$13,564	$13,610
Apr 19	$14,107	$14,108	$14,175
May 19	$13,190	$13,216	$13,253
Jun 19	$14,133	$14,144	$14,205
Jul 19	$14,352	$14,363	$14,427
Aug 19	$14,076	$14,113	$14,152
Sep 19	$14,337	$14,364	$14,424
Oct 19	$14,685	$14,677	$14,776
Nov 19	$15,246	$15,229	$15,342
Dec 19	$15,718	$15,675	$15,818
Jan 20	$15,804	$15,706	$15,909
Feb 20	$14,516	$14,425	$14,615
Mar 20	$12,748	$12,595	$12,832
Apr 20	$14,418	$14,252	$14,514
May 20	$15,173	$14,994	$15,276
Jun 20	$15,542	$15,336	$15,650
Jul 20	$16,452	$16,246	$16,569
Aug 20	$17,707	$17,466	$17,834
Sep 20	$17,004	$16,814	$17,129
Oct 20	$16,576	$16,377	$16,701
Nov 20	$18,526	$18,272	$18,668
Dec 20	$19,253	$19,025	$19,404
Jan 21	$19,141	$18,849	$19,292
Feb 21	$19,626	$19,341	$19,785
Mar 21	$20,375	$20,068	$20,542
Apr 21	$21,427	$21,161	$21,606
May 21	$21,557	$21,262	$21,739
Jun 21	$22,145	$21,854	$22,338
Jul 21	$22,636	$22,371	$22,834
Aug 21	$23,322	$23,031	$23,530
Sep 21	$22,208	$21,944	$22,408
Oct 21	$23,783	$23,475	$24,001
Nov 21	$23,489	$23,238	$23,708
Dec 21	$24,409	$24,157	$24,639
Jan 22	$22,958	$22,789	$23,177
Feb 22	$22,227	$22,121	$22,441
Mar 22	$22,975	$22,899	$23,199
Apr 22	$20,891	$20,823	$21,096
May 22	$20,867	$20,777	$21,075
Jun 22	$19,117	$19,058	$19,310
Jul 22	$20,914	$20,835	$21,127
Aug 22	$20,067	$20,019	$20,274
Sep 22	$18,169	$18,162	$18,358
Oct 22	$19,625	$19,604	$19,832
Nov 22	$20,726	$20,671	$20,948
Dec 22	$19,474	$19,455	$19,685
Jan 23	$20,733	$20,744	$20,962
Feb 23	$20,202	$20,240	$20,427
Mar 23	$20,892	$20,959	$21,126
Apr 23	$21,139	$21,225	$21,378
May 23	$21,220	$21,363	$21,462
Jun 23	$22,589	$22,788	$22,850
Jul 23	$23,372	$23,572	$23,646
Aug 23	$22,990	$23,175	$23,262
Sep 23	$21,845	$22,088	$22,106
Oct 23	$21,330	$21,580	$21,590
Nov 23	$23,390	$23,615	$23,663
Dec 23	$24,483	$24,727	$24,771
Jan 24	$24,828	$25,113	$25,124
Feb 24	$26,115	$26,460	$26,430
Mar 24	$26,943	$27,302	$27,271
Apr 24	$25,836	$26,175	$26,153
May 24	$27,067	$27,425	$27,403
Jun 24	$28,011	$28,406	$28,362
Jul 24	$28,420	$28,762	$28,781
Aug 24	$29,086	$29,456	$29,459
Sep 24	$29,739	$30,090	$30,125
Oct 24	$29,402	$29,868	$29,789
Nov 24	$31,243	$31,737	$31,659
Dec 24	$30,439	$30,929	$30,849
Jan 25	$31,279	$31,871	$31,704
Feb 25	$30,712	$31,369	$31,134
Mar 25	$28,879	$29,534	$29,278
Apr 25	$28,700	$29,382	$29,100
May 25	$30,585	$31,279	$31,015
Jun 25	$32,128	$32,888	$32,585
Jul 25	$32,833	$33,641	$33,300
Aug 25	$33,490	$34,301	$33,972
Sep 25	$34,692	$35,560	$35,195
Oct 25	$35,624	$36,405	$36,145
Nov 25	$35,590	$36,415	$36,133
Dec 25	$35,587	$36,419	$36,127
Jan 26	$36,002	$36,890	$36,570
Feb 26	$35,640	$36,565	$36,196
Mar 26	$33,871	$34,773	$34,405
Apr 26	$37,473	$38,423	$38,069
May 26	$39,569	$40,447	$40,203
Jun 26	$39,313	$40,086	$39,949
Jul 26	$39,283	$40,063	$39,925
Aug 26	$40,383	$41,167	$41,048

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
20.58%	11.61%	15.39%
MSCI USA Index...
20.02	12.32	15.62
MSCI USA Extended ESG Focus Index (Spliced)...
20.83	11.77	15.59

Key Fund statistics

Table Summary
Net Assets...
$18,145,764,885
Number of Portfolio Holdings...
273
Net Investment Advisory Fees...
$24,106,178
Portfolio Turnover Rate...
30%

The inception date of the Fund was December 1, 2016.

The MSCI USA Extended ESG Focus Index (Spliced) reflects the performance of the MSCI USA ESG Focus Index through May 31, 2018 and the MSCI USA Extended ESG Focus Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.3%
Financials...
12.1
Health Care...
9.9
Communication Services...
8.8
Industrials...
8.5
Consumer Discretionary...
8.3
Consumer Staples...
4.4
Energy...
3.8
Real Estate...
2.1
Materials...
2.0
Utilities...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.7%
Apple, Inc...
6.9
Microsoft Corp...
5.5
Amazon.com, Inc...
3.7
Alphabet, Inc., Class C, NVS...
3.4
Broadcom, Inc...
2.6
Alphabet, Inc., Class A...
1.9
Meta Platforms, Inc., Class A...
1.7
Micron Technology, Inc...
1.6
Tesla, Inc...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective April 20, 2026, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA ETF

Annual Shareholder Report — August 31, 2026

ESGU-08/26-AR

iShares ESG Aware MSCI USA Growth ETF

EGUS | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$20	0.18%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 18.99%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Growth Extended ESG Focus Index returned 19.16%.

What contributed to performance?

The information technology sector was the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks gained amid robust investment in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and increased requirements for enterprise and hyperscale storage solutions, driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising activity, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 31, 2023 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Growth Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,850	$9,757	$9,849
Mar 23	$10,587	$10,104	$10,589
Apr 23	$10,716	$10,232	$10,720
May 23	$11,232	$10,299	$11,239
Jun 23	$12,013	$10,985	$12,023
Jul 23	$12,428	$11,363	$12,441
Aug 23	$12,372	$11,172	$12,386
Sep 23	$11,642	$10,648	$11,656
Oct 23	$11,415	$10,403	$11,429
Nov 23	$12,755	$11,384	$12,759
Dec 23	$13,297	$11,920	$13,302
Jan 24	$13,582	$12,106	$13,591
Feb 24	$14,527	$12,756	$14,539
Mar 24	$14,741	$13,161	$14,757
Apr 24	$14,098	$12,618	$14,115
May 24	$15,003	$13,221	$15,023
Jun 24	$16,040	$13,693	$16,066
Jul 24	$15,757	$13,865	$15,784
Aug 24	$16,042	$14,200	$16,072
Sep 24	$16,428	$14,505	$16,463
Oct 24	$16,307	$14,398	$16,345
Nov 24	$17,440	$15,299	$17,484
Dec 24	$17,669	$14,910	$17,719
Jan 25	$17,870	$15,364	$17,925
Feb 25	$17,179	$15,122	$17,235
Mar 25	$15,659	$14,237	$15,709
Apr 25	$16,015	$14,164	$16,069
May 25	$17,587	$15,078	$17,651
Jun 25	$18,543	$15,854	$18,616
Jul 25	$19,319	$16,217	$19,395
Aug 25	$19,550	$16,535	$19,631
Sep 25	$20,496	$17,142	$20,577
Oct 25	$21,559	$17,549	$21,646
Nov 25	$21,152	$17,555	$21,240
Dec 25	$21,002	$17,556	$21,089
Jan 26	$20,607	$17,783	$20,695
Feb 26	$19,818	$17,627	$19,903
Mar 26	$18,985	$16,763	$19,070
Apr 26	$21,609	$18,523	$21,710
May 26	$23,456	$19,498	$23,569
Jun 26	$23,247	$19,324	$23,368
Jul 26	$22,683	$19,313	$22,806
Aug 26	$23,262	$19,845	$23,392

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
18.99%	26.59%
MSCI USA Index...
20.02	21.09
MSCI USA Growth Extended ESG Focus Index...
19.16	26.78

Key Fund statistics

Table Summary
Net Assets...
$28,088,700
Number of Portfolio Holdings...
109
Net Investment Advisory Fees...
$45,711
Portfolio Turnover Rate...
36%

The inception date of the Fund was January 31, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
52.8%
Consumer Discretionary...
12.7
Communication Services...
11.2
Industrials...
8.1
Health Care...
6.6
Financials...
4.4
Materials...
1.2
Real Estate...
1.1
Energy...
1.0
Consumer Staples...
0.8
Utilities...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.5%
Apple, Inc...
13.8
Amazon.com, Inc...
7.3
Alphabet, Inc., Class A...
5.9
Broadcom, Inc...
4.9
Alphabet, Inc., Class C, NVS...
4.7
Tesla, Inc...
3.1
Eli Lilly & Co...
2.6
Visa, Inc., Class A...
2.5
Advanced Micro Devices, Inc...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Growth ETF

Annual Shareholder Report — August 31, 2026

EGUS-08/26-AR

iShares ESG Aware MSCI USA Small-Cap ETF

ESML | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$19	0.17%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 24.92%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Small Cap Extended ESG Focus Index returned 25.11%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. In the technology hardware, and equipment subsector, a flash memory storage device maker was supported primarily by robust enterprise demand for high-capacity memory chips, next-generation storage drives, and memory storage needed for artificial intelligence (“AI”) infrastructure and data centers. Firms in the electronic equipment, instruments, and components subsector were driven by expanding AI infrastructure builds and industrial grid modernization, while companies that provide communications equipment benefited from surging AI data center expansion. In the healthcare sector, biotechnology stocks gained due to attractive valuations, improving sentiment, and heightened merger-and-acquisition activity as pharmaceutical firms acquired emerging biotech firms to rebuild drug pipelines ahead of major patent expirations.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 10, 2018 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Small Cap Extended ESG Focus Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$9,976	$9,977	$9,982
May 18	$10,530	$10,220	$10,537
Jun 18	$10,639	$10,289	$10,649
Jul 18	$10,828	$10,659	$10,840
Aug 18	$11,316	$11,012	$11,334
Sep 18	$11,099	$11,062	$11,115
Oct 18	$9,963	$10,294	$9,975
Nov 18	$10,160	$10,494	$10,175
Dec 18	$9,005	$9,549	$9,018
Jan 19	$10,071	$10,334	$10,087
Feb 19	$10,567	$10,680	$10,588
Mar 19	$10,469	$10,878	$10,487
Apr 19	$10,839	$11,314	$10,859
May 19	$10,040	$10,599	$10,052
Jun 19	$10,741	$11,343	$10,755
Jul 19	$10,888	$11,518	$10,902
Aug 19	$10,446	$11,318	$10,461
Sep 19	$10,643	$11,519	$10,663
Oct 19	$10,843	$11,770	$10,865
Nov 19	$11,246	$12,213	$11,271
Dec 19	$11,574	$12,571	$11,602
Jan 20	$11,253	$12,595	$11,278
Feb 20	$10,246	$11,568	$10,270
Mar 20	$8,012	$10,101	$8,029
Apr 20	$9,211	$11,430	$9,232
May 20	$9,790	$12,024	$9,810
Jun 20	$10,092	$12,299	$10,121
Jul 20	$10,507	$13,029	$10,539
Aug 20	$11,028	$14,007	$11,063
Sep 20	$10,720	$13,484	$10,757
Oct 20	$11,019	$13,133	$11,057
Nov 20	$12,844	$14,653	$12,892
Dec 20	$13,862	$15,257	$13,918
Jan 21	$14,443	$15,116	$14,509
Feb 21	$15,345	$15,510	$15,419
Mar 21	$15,664	$16,094	$15,739
Apr 21	$16,254	$16,970	$16,331
May 21	$16,226	$17,051	$16,307
Jun 21	$16,454	$17,526	$16,539
Jul 21	$16,136	$17,941	$16,219
Aug 21	$16,425	$18,470	$16,513
Sep 21	$15,952	$17,598	$16,041
Oct 21	$16,676	$18,825	$16,771
Nov 21	$15,981	$18,636	$16,074
Dec 21	$16,540	$19,372	$16,638
Jan 22	$15,272	$18,276	$15,361
Feb 22	$15,437	$17,740	$15,528
Mar 22	$15,638	$18,364	$15,728
Apr 22	$14,287	$16,699	$14,371
May 22	$14,272	$16,663	$14,357
Jun 22	$12,975	$15,283	$13,051
Jul 22	$14,341	$16,709	$14,424
Aug 22	$13,957	$16,054	$14,035
Sep 22	$12,696	$14,565	$12,766
Oct 22	$13,977	$15,722	$14,057
Nov 22	$14,562	$16,577	$14,649
Dec 22	$13,691	$15,602	$13,773
Jan 23	$15,107	$16,636	$15,196
Feb 23	$14,894	$16,232	$14,982
Mar 23	$14,204	$16,808	$14,288
Apr 23	$13,992	$17,022	$14,074
May 23	$13,725	$17,132	$13,805
Jun 23	$14,885	$18,275	$14,969
Jul 23	$15,652	$18,904	$15,740
Aug 23	$15,039	$18,585	$15,122
Sep 23	$14,144	$17,714	$14,223
Oct 23	$13,237	$17,306	$13,311
Nov 23	$14,437	$18,938	$14,518
Dec 23	$16,061	$19,830	$16,151
Jan 24	$15,524	$20,139	$15,611
Feb 24	$16,399	$21,220	$16,493
Mar 24	$17,043	$21,895	$17,145
Apr 24	$15,878	$20,991	$15,976
May 24	$16,576	$21,994	$16,684
Jun 24	$16,345	$22,780	$16,453
Jul 24	$17,615	$23,066	$17,737
Aug 24	$17,550	$23,622	$17,675
Sep 24	$17,812	$24,131	$17,941
Oct 24	$17,643	$23,952	$17,772
Nov 24	$19,461	$25,452	$19,606
Dec 24	$17,965	$24,804	$18,103
Jan 25	$18,610	$25,559	$18,753
Feb 25	$17,632	$25,156	$17,770
Mar 25	$16,471	$23,685	$16,602
Apr 25	$16,056	$23,563	$16,190
May 25	$16,980	$25,084	$17,124
Jun 25	$17,775	$26,375	$17,930
Jul 25	$18,068	$26,978	$18,229
Aug 25	$19,069	$27,508	$19,239
Sep 25	$19,433	$28,517	$19,607
Oct 25	$19,553	$29,195	$19,732
Nov 25	$19,895	$29,203	$20,082
Dec 25	$19,872	$29,206	$20,064
Jan 26	$20,941	$29,584	$21,144
Feb 26	$21,508	$29,324	$21,716
Mar 26	$20,380	$27,887	$20,581
Apr 26	$22,282	$30,814	$22,505
May 26	$23,046	$32,436	$23,279
Jun 26	$24,310	$32,147	$24,565
Jul 26	$23,309	$32,129	$23,548
Aug 26	$23,821	$33,014	$24,071

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
24.92%	7.72%	10.89%
MSCI USA Index...
20.02	12.32	15.30
MSCI USA Small Cap Extended ESG Focus Index...
25.11	7.83	11.04

Key Fund statistics

Table Summary
Net Assets...
$2,868,242,250
Number of Portfolio Holdings...
915
Net Investment Advisory Fees...
$3,948,750
Portfolio Turnover Rate...
37%

The inception date of the Fund was April 10, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.9%
Information Technology...
15.7
Health Care...
15.3
Financials...
14.9
Consumer Discretionary...
10.7
Real Estate...
6.3
Energy...
5.1
Materials...
5.1
Consumer Staples...
3.7
Utilities...
3.0
Communication Services...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Moderna, Inc...
0.7%
Assurant, Inc...
0.6
U.S. Foods Holding Corp...
0.6
Ovintiv, Inc...
0.5
ONE Gas, Inc...
0.4
Royal Gold, Inc...
0.4
Jones Lang LaSalle, Inc...
0.4
Trimble, Inc...
0.3
Guardant Health, Inc...
0.3
Nutanix, Inc., Class A...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Small-Cap ETF

Annual Shareholder Report — August 31, 2026

ESML-08/26-AR

iShares ESG Aware MSCI USA Value ETF

EVUS | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$20	0.18%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.62%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Value Extended ESG Focus Index returned 21.84%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks gained amid robust investments in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained amid resilient end-market demand, improving pricing dynamics, and accelerating enterprise storage needs driven by AI-fueled data expansion. Healthcare companies also contributed. Both pharmaceutical and biotechnology stocks benefited from increased acquisition activity, as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies. Pharmaceutical stocks also advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology.

What detracted from performance?

The consumer discretionary sector modestly detracted from the Fund’s return during the reporting period as elevated borrowing costs and cumulative debt pressures led household budgets to prioritize essential purchases over non-essential goods and services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 31, 2023 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Value Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,615	$9,757	$9,613
Mar 23	$9,537	$10,104	$9,538
Apr 23	$9,645	$10,232	$9,647
May 23	$9,238	$10,299	$9,240
Jun 23	$9,783	$10,985	$9,789
Jul 23	$10,138	$11,363	$10,147
Aug 23	$9,862	$11,172	$9,871
Sep 23	$9,459	$10,648	$9,469
Oct 23	$9,175	$10,403	$9,187
Nov 23	$9,857	$11,384	$9,872
Dec 23	$10,391	$11,920	$10,408
Jan 24	$10,412	$12,106	$10,430
Feb 24	$10,773	$12,756	$10,794
Mar 24	$11,302	$13,161	$11,327
Apr 24	$10,833	$12,618	$10,859
May 24	$11,129	$13,221	$11,158
Jun 24	$11,122	$13,693	$11,153
Jul 24	$11,709	$13,865	$11,742
Aug 24	$12,043	$14,200	$12,081
Sep 24	$12,277	$14,505	$12,318
Oct 24	$12,062	$14,398	$12,105
Nov 24	$12,731	$15,299	$12,778
Dec 24	$11,873	$14,910	$11,918
Jan 25	$12,360	$15,364	$12,410
Feb 25	$12,437	$15,122	$12,491
Mar 25	$12,117	$14,237	$12,173
Apr 25	$11,668	$14,164	$11,723
May 25	$11,993	$15,078	$12,051
Jun 25	$12,511	$15,854	$12,574
Jul 25	$12,561	$16,217	$12,625
Aug 25	$12,925	$16,535	$12,992
Sep 25	$13,150	$17,142	$13,221
Oct 25	$13,102	$17,549	$13,174
Nov 25	$13,355	$17,555	$13,429
Dec 25	$13,440	$17,556	$13,518
Jan 26	$14,019	$17,783	$14,103
Feb 26	$14,212	$17,627	$14,298
Mar 26	$13,424	$16,763	$13,508
Apr 26	$14,457	$18,523	$14,548
May 26	$14,846	$19,498	$14,942
Jun 26	$14,850	$19,324	$14,948
Jul 26	$15,229	$19,313	$15,333
Aug 26	$15,719	$19,845	$15,829

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
21.62%	13.46%
MSCI USA Index...
20.02	21.09
MSCI USA Value Extended ESG Focus Index...
21.84	13.68

Key Fund statistics

Table Summary
Net Assets...
$385,133,664
Number of Portfolio Holdings...
225
Net Investment Advisory Fees...
$468,682
Portfolio Turnover Rate...
40%

The inception date of the Fund was January 31, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
24.2%
Financials...
19.6
Health Care...
13.5
Industrials...
9.7
Energy...
7.0
Consumer Staples...
6.9
Communication Services...
5.9
Consumer Discretionary...
3.7
Materials...
3.3
Utilities...
3.1
Real Estate...
3.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
10.6%
Meta Platforms, Inc., Class A...
3.6
Micron Technology, Inc...
3.2
JPMorgan Chase & Co...
2.7
ExxonMobil Holdings Corp...
1.7
Johnson & Johnson...
1.6
Berkshire Hathaway, Inc., Class B...
1.6
AbbVie, Inc...
1.5
Cisco Systems, Inc...
1.4
Intel Corp...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Value ETF

Annual Shareholder Report — August 31, 2026

EVUS-08/26-AR

iShares ESG MSCI EM Leaders ETF

LDEM | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$17	0.16%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.30%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net) returned 15.52%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, primarily in the information technology sector. Semiconductor stocks were supported by strong spending on advanced chips used in high-performance computing and artificial intelligence (“AI”) applications. The country's electronic component makers gained amid strong demand related to AI infrastructure, particularly for power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector advanced due to increased investments in AI. These companies were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher for the country's leading chipmakers.

What detracted from performance?

Indian equities detracted from the Fund’s return, particularly in the financials sector. Diversified banks were pressured during the reporting period by tightening domestic regulations, global macroeconomic headwinds, and foreign institutional investor capital outflows. China's consumer discretionary sector was another detractor, as these companies faced intense competition, policy changes reducing new energy vehicle incentives, and potential international duties that negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 5, 2020 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)
Jan 20	$10,000	$10,000	$10,000
Feb 20	$9,179	$9,238	$9,176
Mar 20	$7,624	$7,815	$7,621
Apr 20	$8,371	$8,531	$8,411
May 20	$8,495	$8,597	$8,487
Jun 20	$9,153	$9,228	$9,151
Jul 20	$9,987	$10,053	$9,995
Aug 20	$10,154	$10,275	$10,167
Sep 20	$9,946	$10,111	$9,963
Oct 20	$10,232	$10,319	$10,263
Nov 20	$11,167	$11,273	$11,204
Dec 20	$11,881	$12,102	$11,941
Jan 21	$12,350	$12,473	$12,413
Feb 21	$12,348	$12,568	$12,419
Mar 21	$12,362	$12,379	$12,426
Apr 21	$12,697	$12,687	$12,763
May 21	$12,828	$12,832	$12,888
Jun 21	$13,126	$13,003	$13,207
Jul 21	$12,303	$12,128	$12,382
Aug 21	$12,660	$12,446	$12,795
Sep 21	$12,160	$11,951	$12,288
Oct 21	$12,303	$12,069	$12,442
Nov 21	$11,713	$11,577	$11,838
Dec 21	$11,808	$11,794	$12,000
Jan 22	$11,804	$11,571	$11,792
Feb 22	$11,103	$11,225	$11,334
Mar 22	$10,896	$10,972	$11,175
Apr 22	$10,184	$10,361	$10,463
May 22	$10,263	$10,407	$10,452
Jun 22	$9,707	$9,715	$9,799
Jul 22	$9,529	$9,692	$9,657
Aug 22	$9,463	$9,732	$9,663
Sep 22	$8,372	$8,591	$8,517
Oct 22	$8,144	$8,324	$8,252
Nov 22	$9,483	$9,559	$9,508
Dec 22	$9,261	$9,425	$9,415
Jan 23	$10,064	$10,169	$10,162
Feb 23	$9,296	$9,509	$9,438
Mar 23	$9,565	$9,798	$9,705
Apr 23	$9,436	$9,686	$9,532
May 23	$9,150	$9,524	$9,288
Jun 23	$9,517	$9,885	$9,637
Jul 23	$10,132	$10,501	$10,276
Aug 23	$9,418	$9,854	$9,593
Sep 23	$9,118	$9,596	$9,310
Oct 23	$8,788	$9,223	$8,936
Nov 23	$9,352	$9,961	$9,547
Dec 23	$9,652	$10,351	$9,871
Jan 24	$9,176	$9,870	$9,392
Feb 24	$9,514	$10,340	$9,751
Mar 24	$9,662	$10,567	$9,859
Apr 24	$9,647	$10,644	$9,921
May 24	$9,812	$10,704	$9,981
Jun 24	$10,004	$11,126	$10,257
Jul 24	$10,137	$11,159	$10,365
Aug 24	$10,363	$11,339	$10,651
Sep 24	$11,124	$12,096	$11,587
Oct 24	$10,665	$11,558	$10,891
Nov 24	$10,417	$11,143	$10,554
Dec 24	$10,298	$11,128	$10,508
Jan 25	$10,536	$11,326	$10,695
Feb 25	$10,814	$11,381	$10,982
Mar 25	$10,985	$11,453	$11,120
Apr 25	$11,110	$11,604	$11,329
May 25	$11,488	$12,099	$11,740
Jun 25	$12,179	$12,826	$12,393
Jul 25	$12,294	$13,076	$12,562
Aug 25	$12,596	$13,244	$12,716
Sep 25	$13,402	$14,192	$13,636
Oct 25	$13,522	$14,785	$13,755
Nov 25	$13,408	$14,431	$13,597
Dec 25	$13,524	$14,863	$13,771
Jan 26	$14,276	$16,179	$14,618
Feb 26	$14,554	$17,068	$14,849
Mar 26	$13,346	$14,838	$13,268
Apr 26	$14,329	$17,021	$14,402
May 26	$14,351	$18,670	$14,599
Jun 26	$14,099	$18,407	$14,169
Jul 26	$13,957	$17,841	$14,271
Aug 26	$14,397	$18,442	$14,689

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
14.30%	2.60%	5.70%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.76
MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)...
15.52	2.80	6.03

Key Fund statistics

Table Summary
Net Assets...
$33,878,458
Number of Portfolio Holdings...
430
Net Investment Advisory Fees...
$52,842
Portfolio Turnover Rate...
26%

The inception date of the Fund was February 5, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.9%
Information Technology...
19.4
Consumer Discretionary...
13.5
Communication Services...
9.9
Industrials...
8.5
Materials...
7.4
Energy...
4.3
Health Care...
3.8
Consumer Staples...
3.5
Utilities...
2.5
Real Estate...
1.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
31.8%
South Korea...
16.0
Taiwan...
15.9
India...
10.0
South Africa...
6.2
Brazil...
3.2
Mexico...
2.7
Saudi Arabia...
2.6
Poland...
2.0
Malaysia...
1.9
OtherFootnote Reference(b)...
7.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI EM Leaders ETF

Annual Shareholder Report — August 31, 2026

LDEM-08/26-AR

iShares ESG MSCI USA Leaders ETF

SUSL | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.04%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Extended ESG Leaders Index returned 23.17%.

What contributed to performance?

The largest contributor to the Fund’s performance during the reporting period was the information technology sector. Semiconductors and semiconductor equipment stocks were buoyed by substantial investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained amid resilient end-market demand, improving pricing dynamics, and accelerating enterprise storage needs driven by AI-fueled data expansion. In the communication sector, an interactive media and services company was supported by resilient digital advertising activity, continued growth in cloud computing, and expanding monetization of AI across search and other platforms. Healthcare companies also contributed. Pharmaceutical stocks advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 7, 2019 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Extended ESG Leaders Index
Apr 19	$10,000	$10,000	$10,000
May 19	$9,626	$9,569	$9,632
Jun 19	$10,252	$10,241	$10,260
Jul 19	$10,446	$10,399	$10,454
Aug 19	$10,338	$10,218	$10,348
Sep 19	$10,517	$10,400	$10,527
Oct 19	$10,712	$10,626	$10,722
Nov 19	$11,100	$11,026	$11,113
Dec 19	$11,422	$11,349	$11,436
Jan 20	$11,518	$11,371	$11,533
Feb 20	$10,645	$10,444	$10,660
Mar 20	$9,317	$9,119	$9,328
Apr 20	$10,476	$10,319	$10,488
May 20	$11,029	$10,855	$11,044
Jun 20	$11,211	$11,103	$11,228
Jul 20	$11,674	$11,762	$11,690
Aug 20	$12,555	$12,645	$12,574
Sep 20	$12,122	$12,174	$12,141
Oct 20	$11,784	$11,857	$11,804
Nov 20	$13,075	$13,229	$13,099
Dec 20	$13,564	$13,774	$13,591
Jan 21	$13,454	$13,646	$13,480
Feb 21	$13,876	$14,003	$13,905
Mar 21	$14,506	$14,530	$14,539
Apr 21	$15,261	$15,320	$15,296
May 21	$15,385	$15,394	$15,421
Jun 21	$15,790	$15,823	$15,829
Jul 21	$16,253	$16,197	$16,295
Aug 21	$16,753	$16,675	$16,798
Sep 21	$15,928	$15,888	$15,973
Oct 21	$17,420	$16,996	$17,471
Nov 21	$17,128	$16,825	$17,179
Dec 21	$17,849	$17,489	$17,904
Jan 22	$16,745	$16,499	$16,797
Feb 22	$16,186	$16,016	$16,238
Mar 22	$16,796	$16,579	$16,850
Apr 22	$15,348	$15,076	$15,398
May 22	$15,244	$15,043	$15,294
Jun 22	$14,114	$13,798	$14,162
Jul 22	$15,281	$15,085	$15,334
Aug 22	$14,526	$14,494	$14,577
Sep 22	$13,223	$13,150	$13,271
Oct 22	$14,187	$14,194	$14,240
Nov 22	$15,136	$14,966	$15,194
Dec 22	$14,230	$14,086	$14,286
Jan 23	$15,154	$15,019	$15,215
Feb 23	$14,793	$14,654	$14,854
Mar 23	$15,390	$15,175	$15,455
Apr 23	$15,543	$15,367	$15,610
May 23	$15,695	$15,467	$15,764
Jun 23	$16,736	$16,499	$16,811
Jul 23	$17,314	$17,067	$17,394
Aug 23	$17,236	$16,779	$17,316
Sep 23	$16,368	$15,992	$16,445
Oct 23	$15,957	$15,624	$16,034
Nov 23	$17,602	$17,097	$17,678
Dec 23	$18,367	$17,903	$18,447
Jan 24	$18,776	$18,182	$18,861
Feb 24	$19,824	$19,157	$19,916
Mar 24	$20,551	$19,767	$20,647
Apr 24	$19,614	$18,951	$19,708
May 24	$20,562	$19,856	$20,663
Jun 24	$21,317	$20,566	$21,424
Jul 24	$21,389	$20,824	$21,497
Aug 24	$21,815	$21,326	$21,928
Sep 24	$22,319	$21,785	$22,437
Oct 24	$22,089	$21,624	$22,207
Nov 24	$23,409	$22,978	$23,536
Dec 24	$22,676	$22,393	$22,801
Jan 25	$23,072	$23,075	$23,200
Feb 25	$22,540	$22,711	$22,666
Mar 25	$21,189	$21,383	$21,309
Apr 25	$21,222	$21,273	$21,345
May 25	$22,947	$22,646	$23,083
Jun 25	$24,012	$23,811	$24,156
Jul 25	$24,665	$24,356	$24,816
Aug 25	$25,021	$24,834	$25,176
Sep 25	$26,013	$25,746	$26,176
Oct 25	$26,879	$26,357	$27,050
Nov 25	$26,766	$26,365	$26,939
Dec 25	$27,009	$26,368	$27,187
Jan 26	$27,418	$26,709	$27,600
Feb 26	$26,912	$26,474	$27,093
Mar 26	$25,392	$25,176	$25,564
Apr 26	$28,382	$27,819	$28,578
May 26	$29,682	$29,284	$29,889
Jun 26	$29,737	$29,023	$29,948
Jul 26	$29,710	$29,006	$29,924
Aug 26	$30,785	$29,805	$31,009

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
23.04%	12.94%	16.60%
MSCI USA Index...
20.02	12.32	16.10
MSCI USA Extended ESG Leaders Index...
23.17	13.04	16.73

Key Fund statistics

Table Summary
Net Assets...
$1,216,774,578
Number of Portfolio Holdings...
253
Net Investment Advisory Fees...
$1,049,220
Portfolio Turnover Rate...
8%

The inception date of the Fund was May 7, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.6%
Communication Services...
12.2
Financials...
11.4
Health Care...
10.6
Consumer Discretionary...
8.5
Industrials...
8.4
Consumer Staples...
5.3
Materials...
2.1
Energy...
2.0
Real Estate...
2.0
Utilities...
0.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
14.6%
Microsoft Corp...
10.3
Alphabet, Inc., Class A...
5.7
Alphabet, Inc., Class C, NVS...
4.5
Tesla, Inc...
3.0
Eli Lilly & Co...
2.7
Advanced Micro Devices, Inc...
2.2
Johnson & Johnson...
1.8
Visa, Inc., Class A...
1.8
Mastercard, Inc., Class A...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Leaders ETF

Annual Shareholder Report — August 31, 2026

SUSL-08/26-AR

iShares MSCI Global Sustainable Development Goals ETF

SDG | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$54	0.50%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 15.95%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Sustainable Development Index (Net) returned 16.35%.

What contributed to performance?

The information technology sector in the United States contributed the most to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks were buoyed by robust investments across artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the healthcare sector, biotechnology stocks benefited from increased merger and acquisition activity, as pharmaceutical firms sought to replenish pipelines ahead of key patent expirations. In Taiwan, a cloud infrastructure original design manufacturer in the information technology sector benefited from soaring demand for its AI server racks and liquid-cooled hardware, driven by massive data center capital expenditures from top cloud hyperscalers. A Danish pioneer in wind energy gained amid strong global demand for wind turbines.

What detracted from performance?

Chinese equities detracted from the Fund’s return during the reporting period. In the consumer discretionary sector, automobile manufacturers faced intense domestic price competition, reduced new electric vehicle subsidies, and potential international tariffs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Sustainable Development Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,022	$10,061	$10,028
Oct 16	$9,651	$9,891	$9,659
Nov 16	$9,512	$9,966	$9,515
Dec 16	$9,660	$10,181	$9,675
Jan 17	$9,969	$10,459	$9,985
Feb 17	$10,128	$10,753	$10,150
Mar 17	$10,404	$10,884	$10,430
Apr 17	$10,699	$11,054	$10,720
May 17	$11,112	$11,298	$11,130
Jun 17	$11,276	$11,349	$11,310
Jul 17	$11,352	$11,667	$11,389
Aug 17	$11,527	$11,711	$11,578
Sep 17	$11,851	$11,938	$11,902
Oct 17	$12,030	$12,185	$12,085
Nov 17	$12,040	$12,421	$12,104
Dec 17	$12,261	$12,622	$12,331
Jan 18	$12,785	$13,334	$12,862
Feb 18	$12,332	$12,773	$12,408
Mar 18	$12,163	$12,491	$12,241
Apr 18	$12,234	$12,620	$12,314
May 18	$12,199	$12,636	$12,267
Jun 18	$11,961	$12,567	$12,031
Jul 18	$12,376	$12,946	$12,452
Aug 18	$12,352	$13,048	$12,434
Sep 18	$12,306	$13,104	$12,389
Oct 18	$11,298	$12,122	$11,373
Nov 18	$11,899	$12,300	$11,986
Dec 18	$11,335	$11,433	$11,418
Jan 19	$12,060	$12,336	$12,150
Feb 19	$12,346	$12,666	$12,443
Mar 19	$12,536	$12,825	$12,629
Apr 19	$12,617	$13,258	$12,708
May 19	$11,748	$12,472	$11,827
Jun 19	$12,430	$13,289	$12,514
Jul 19	$12,389	$13,328	$12,471
Aug 19	$12,303	$13,011	$12,386
Sep 19	$12,574	$13,285	$12,661
Oct 19	$13,219	$13,649	$13,312
Nov 19	$13,489	$13,982	$13,590
Dec 19	$14,145	$14,474	$14,245
Jan 20	$14,394	$14,315	$14,493
Feb 20	$13,758	$13,159	$13,859
Mar 20	$12,452	$11,382	$12,542
Apr 20	$13,522	$12,601	$13,642
May 20	$14,017	$13,149	$14,115
Jun 20	$14,798	$13,569	$14,911
Jul 20	$15,979	$14,287	$16,099
Aug 20	$17,852	$15,162	$17,995
Sep 20	$17,476	$14,673	$17,619
Oct 20	$16,842	$14,316	$16,983
Nov 20	$19,253	$16,080	$19,423
Dec 20	$20,463	$16,827	$20,650
Jan 21	$21,033	$16,751	$21,235
Feb 21	$20,502	$17,139	$20,696
Mar 21	$20,700	$17,596	$20,908
Apr 21	$21,174	$18,366	$21,390
May 21	$21,218	$18,643	$21,446
Jun 21	$21,855	$18,897	$22,097
Jul 21	$21,466	$19,027	$21,660
Aug 21	$22,064	$19,504	$22,301
Sep 21	$21,087	$18,698	$21,351
Oct 21	$21,261	$19,652	$21,438
Nov 21	$20,044	$19,179	$20,148
Dec 21	$20,254	$19,946	$20,408
Jan 22	$19,341	$18,967	$19,444
Feb 22	$19,420	$18,477	$19,639
Mar 22	$19,046	$18,877	$19,366
Apr 22	$18,436	$17,366	$18,771
May 22	$18,788	$17,387	$19,026
Jun 22	$17,988	$15,921	$17,878
Jul 22	$18,634	$17,032	$18,656
Aug 22	$17,668	$16,405	$17,790
Sep 22	$15,915	$14,835	$16,014
Oct 22	$16,213	$15,730	$16,356
Nov 22	$18,193	$16,950	$18,078
Dec 22	$17,979	$16,283	$18,049
Jan 23	$18,855	$17,451	$18,879
Feb 23	$17,673	$16,950	$17,775
Mar 23	$18,063	$17,473	$18,108
Apr 23	$18,303	$17,724	$18,363
May 23	$17,472	$17,534	$17,542
Jun 23	$18,149	$18,553	$18,216
Jul 23	$18,965	$19,231	$19,107
Aug 23	$18,036	$18,694	$18,199
Sep 23	$17,120	$17,921	$17,289
Oct 23	$16,461	$17,382	$16,558
Nov 23	$17,749	$18,987	$17,865
Dec 23	$18,817	$19,899	$18,941
Jan 24	$17,657	$20,015	$17,848
Feb 24	$17,862	$20,874	$17,982
Mar 24	$18,226	$21,530	$18,340
Apr 24	$17,774	$20,819	$17,970
May 24	$18,407	$21,665	$18,477
Jun 24	$17,571	$22,147	$17,706
Jul 24	$18,178	$22,505	$18,311
Aug 24	$18,885	$23,076	$19,066
Sep 24	$19,940	$23,612	$20,273
Oct 24	$18,609	$23,082	$18,840
Nov 24	$18,116	$23,946	$18,219
Dec 24	$16,964	$23,379	$17,162
Jan 25	$17,008	$24,164	$17,189
Feb 25	$17,554	$24,018	$17,680
Mar 25	$17,087	$23,069	$17,207
Apr 25	$17,191	$23,284	$17,339
May 25	$17,725	$24,623	$17,907
Jun 25	$18,117	$25,728	$18,242
Jul 25	$18,638	$26,077	$18,900
Aug 25	$19,347	$26,721	$19,551
Sep 25	$19,875	$27,690	$20,091
Oct 25	$20,177	$28,309	$20,370
Nov 25	$20,378	$28,305	$20,601
Dec 25	$20,309	$28,601	$20,554
Jan 26	$20,503	$29,449	$20,803
Feb 26	$20,987	$29,828	$21,280
Mar 26	$20,202	$27,685	$20,207
Apr 26	$21,450	$30,502	$21,611
May 26	$22,032	$32,076	$22,324
Jun 26	$21,691	$31,818	$21,913
Jul 26	$21,652	$31,842	$21,931
Aug 26	$22,434	$32,693	$22,747

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.95%	0.33%	8.42%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Sustainable Development Index (Net)...
16.35	0.40	8.57

Key Fund statistics

Table Summary
Net Assets...
$175,899,120
Number of Portfolio Holdings...
125
Net Investment Advisory Fees...
$830,536
Portfolio Turnover Rate...
58%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
20.1%
Information Technology...
19.9
Consumer Staples...
19.9
Industrials...
15.5
Consumer Discretionary...
10.8
Real Estate...
9.4
Utilities...
4.1
Materials...
0.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
34.6%
China...
17.9
Japan...
8.1
Taiwan...
7.3
Denmark...
5.5
Switzerland...
3.6
Hong Kong...
3.3
Germany...
2.6
Sweden...
2.1
Australia...
2.1
OtherFootnote Reference(b)...
12.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Sustainable Development Goals ETF

Annual Shareholder Report — August 31, 2026

SDG-08/26-AR

iShares MSCI World Small-Cap ETF

WSML | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI World Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World Small-Cap ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.26%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI World Small Cap Index (Net) returned 22.86%.

What contributed to performance?

U.S. small-cap stocks contributed the most to the Fund’s return for the reporting period, notably in the information technology sector. In the technology hardware and equipment subsector, a flash memory storage device maker was supported primarily by surging enterprise demand for high-capacity memory chips, next-generation storage drives, and memory storage required for artificial intelligence (“AI”) infrastructure and data centers. Electronic equipment, instruments, and components names gained amid expanding AI infrastructure builds and industrial grid modernization. In the healthcare sector, biotechnology stocks benefited from attractive valuations, improving sentiment, and increased merger and acquisition activity as pharmaceuticals firms acquired emerging biotechs to rebuild drug pipelines ahead of major patent expirations. Japanese small caps also contributed to performance, particularly in the industrials sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2025 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI World Small Cap Index (Net)
Mar 25	$10,000	$10,000	$10,000
Apr 25	$10,033	$10,038	$10,030
May 25	$10,617	$10,615	$10,612
Jun 25	$11,131	$11,091	$11,114
Jul 25	$11,228	$11,242	$11,248
Aug 25	$11,833	$11,520	$11,828
Sep 25	$12,079	$11,937	$12,062
Oct 25	$12,096	$12,204	$12,082
Nov 25	$12,322	$12,203	$12,289
Dec 25	$12,434	$12,330	$12,403
Jan 26	$13,126	$12,695	$13,107
Feb 26	$13,668	$12,859	$13,620
Mar 26	$12,708	$11,935	$12,572
Apr 26	$13,794	$13,149	$13,713
May 26	$14,287	$13,828	$14,233
Jun 26	$14,557	$13,717	$14,465
Jul 26	$14,182	$13,727	$14,121
Aug 26	$14,586	$14,094	$14,532

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
23.26%	30.54%
MSCI All Country World Index (Net)...
22.35	27.42
MSCI World Small Cap Index (Net)...
22.86	30.20

Key Fund statistics

Table Summary
Net Assets...
$671,751,383
Number of Portfolio Holdings...
3,671
Net Investment Advisory Fees...
$1,063,751
Portfolio Turnover Rate...
22%

The inception date of the Fund was April 1, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.2%
Financials...
14.6
Information Technology...
12.8
Health Care...
11.4
Consumer Discretionary...
10.3
Materials...
8.8
Real Estate...
7.9
Energy...
5.1
Consumer Staples...
4.1
Communication Services...
3.2
Utilities...
2.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
60.4%
Japan...
12.5
Canada...
4.7
United Kingdom...
4.4
Australia...
3.9
Sweden...
1.8
Israel...
1.6
Switzerland...
1.5
Germany...
1.4
France...
1.3
OtherFootnote Reference(b)...
6.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI World Small-Cap ETF

Annual Shareholder Report — August 31, 2026

WSML-08/26-AR

iShares Paris-Aligned Climate Optimized MSCI USA ETF

PABU | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI USA ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.84%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Climate Paris Aligned Benchmark Extended Select Index returned 14.93%.

What contributed to performance?

During the reporting period, U.S. large- and mid-capitalization stocks that are designed to be compatible with the objectives of the Paris Agreement advanced. The largest contributor to the Fund’s performance was the information technology sector. Semiconductors and semiconductor equipment stocks benefited from substantial investments in artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage solutions, driven by AI-related data growth. Healthcare companies also contributed. Pharmaceutical stocks also advanced on strong demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as they sought to rebuild their pipelines by acquiring emerging biotechnology companies.

What detracted from performance?

During the reporting period, industrials stocks detracted from the Fund’s return amid slowing consumer demand, rising cost pressures, and geopolitical tensions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 8, 2022 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Jan 22	$10,000	$10,000	$10,000
Feb 22	$9,684	$9,692	$9,685
Mar 22	$10,026	$10,033	$10,029
Apr 22	$9,014	$9,123	$9,016
May 22	$8,911	$9,103	$8,914
Jun 22	$8,257	$8,350	$8,259
Jul 22	$9,128	$9,129	$9,132
Aug 22	$8,658	$8,771	$8,662
Sep 22	$7,866	$7,958	$7,868
Oct 22	$8,363	$8,589	$8,366
Nov 22	$8,809	$9,057	$8,813
Dec 22	$8,237	$8,524	$8,242
Jan 23	$8,854	$9,089	$8,859
Feb 23	$8,668	$8,868	$8,674
Mar 23	$9,035	$9,183	$9,040
Apr 23	$9,138	$9,300	$9,144
May 23	$9,284	$9,360	$9,290
Jun 23	$9,907	$9,984	$9,914
Jul 23	$10,202	$10,328	$10,211
Aug 23	$10,055	$10,154	$10,064
Sep 23	$9,477	$9,678	$9,486
Oct 23	$9,206	$9,455	$9,216
Nov 23	$10,168	$10,347	$10,180
Dec 23	$10,692	$10,834	$10,704
Jan 24	$10,809	$11,003	$10,822
Feb 24	$11,384	$11,593	$11,398
Mar 24	$11,584	$11,962	$11,599
Apr 24	$11,007	$11,468	$11,022
May 24	$11,624	$12,016	$11,642
Jun 24	$12,108	$12,446	$12,127
Jul 24	$12,298	$12,602	$12,319
Aug 24	$12,667	$12,906	$12,690
Sep 24	$12,970	$13,184	$12,995
Oct 24	$12,762	$13,086	$12,788
Nov 24	$13,538	$13,905	$13,567
Dec 24	$13,310	$13,551	$13,339
Jan 25	$13,497	$13,964	$13,528
Feb 25	$13,173	$13,744	$13,204
Mar 25	$12,313	$12,940	$12,343
Apr 25	$12,309	$12,874	$12,340
May 25	$13,188	$13,705	$13,223
Jun 25	$13,777	$14,410	$13,815
Jul 25	$14,034	$14,739	$14,074
Aug 25	$14,246	$15,029	$14,287
Sep 25	$14,824	$15,580	$14,868
Oct 25	$15,253	$15,950	$15,300
Nov 25	$15,114	$15,955	$15,160
Dec 25	$15,066	$15,957	$15,115
Jan 26	$14,788	$16,163	$14,835
Feb 26	$14,373	$16,021	$14,420
Mar 26	$13,753	$15,236	$13,799
Apr 26	$15,325	$16,835	$15,378
May 26	$16,417	$17,721	$16,475
Jun 26	$15,836	$17,563	$15,891
Jul 26	$15,698	$17,553	$15,754
Aug 26	$16,360	$18,037	$16,420

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
14.84%	11.40%
MSCI USA Index...
20.02	13.81
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
14.93	11.49

Key Fund statistics

Table Summary
Net Assets...
$2,542,377,193
Number of Portfolio Holdings...
89
Net Investment Advisory Fees...
$2,320,812
Portfolio Turnover Rate...
31%

The inception date of the Fund was February 8, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
53.6%
Real Estate...
15.5
Financials...
8.2
Communication Services...
7.7
Health Care...
5.8
Consumer Discretionary...
5.7
Industrials...
2.1
Utilities...
1.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
9.6%
Microsoft Corp...
7.7
Apple, Inc...
7.1
Alphabet, Inc., Class C, NVS...
3.8
Broadcom, Inc...
3.6
Advanced Micro Devices, Inc...
3.3
Tesla, Inc...
3.3
Snowflake, Inc., Class A...
3.3
Eli Lilly & Co...
3.2
ServiceNow, Inc...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Paris-Aligned Climate Optimized MSCI USA ETF

Annual Shareholder Report — August 31, 2026

PABU-08/26-AR

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF

PABD | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$13	0.12%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 18.58%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net) returned 18.19%.

What contributed to performance?

Japanese equities contributed the most to the Fund’s return during the reporting period. Semiconductor equipment companies in the information technology sector benefited from strong artificial intelligence (“AI”) -related investment in leading-edge logic and memory, as well as growing requirements for advanced packaging and more sophisticated testing as chip complexity increased. Electronic components companies gained due to sustained demand for AI data-center infrastructure. In Canada, diversified banks in the financials sector were supported by strong capital-markets activity, resilient loan activity, and growth in wealth-management and other fee-based businesses. Financials stocks in the United Kingdom also contributed. Diversified banks benefited from solid net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits), in addition to robust deposit inflows, solid performance from investment banking units, and strong trading activity.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 17, 2024 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)
Dec 23	$10,000	$10,000	$10,000
Jan 24	$10,246	$10,334	$10,375
Feb 24	$10,548	$10,596	$10,554
Mar 24	$10,805	$10,927	$10,806
Apr 24	$10,402	$10,731	$10,471
May 24	$10,968	$11,042	$10,934
Jun 24	$10,765	$11,032	$10,789
Jul 24	$11,157	$11,287	$11,168
Aug 24	$11,606	$11,608	$11,620
Sep 24	$11,744	$11,921	$11,780
Oct 24	$11,106	$11,336	$11,137
Nov 24	$11,124	$11,234	$11,126
Dec 24	$10,714	$11,015	$10,768
Jan 25	$11,170	$11,459	$11,262
Feb 25	$11,443	$11,618	$11,429
Mar 25	$11,345	$11,592	$11,297
Apr 25	$11,921	$12,010	$11,923
May 25	$12,439	$12,560	$12,450
Jun 25	$12,781	$12,987	$12,767
Jul 25	$12,413	$12,949	$12,536
Aug 25	$13,000	$13,399	$13,057
Sep 25	$13,348	$13,882	$13,340
Oct 25	$13,444	$14,162	$13,472
Nov 25	$13,530	$14,159	$13,552
Dec 25	$13,909	$14,583	$13,964
Jan 26	$14,434	$15,455	$14,511
Feb 26	$15,074	$16,231	$15,114
Mar 26	$13,654	$14,480	$13,405
Apr 26	$14,603	$15,877	$14,527
May 26	$14,965	$16,677	$14,953
Jun 26	$15,117	$16,579	$15,050
Jul 26	$15,163	$16,635	$15,149
Aug 26	$15,415	$17,063	$15,432

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
18.58%	17.93%
MSCI ACWI ex USA Index (Net)...
27.35	22.61
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)...
18.19	18.00

Key Fund statistics

Table Summary
Net Assets...
$335,780,814
Number of Portfolio Holdings...
408
Net Investment Advisory Fees...
$359,002
Portfolio Turnover Rate...
15%

The inception date of the Fund was January 17, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
31.4%
Industrials...
16.0
Information Technology...
12.3
Health Care...
12.0
Consumer Discretionary...
5.9
Real Estate...
5.9
Materials...
5.5
Utilities...
4.3
Consumer Staples...
4.0
Communication Services...
2.5
Energy...
0.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
18.5%
Canada...
14.0
Switzerland...
10.0
United Kingdom...
9.9
France...
8.3
Germany...
6.1
Australia...
5.5
Netherlands...
4.6
Spain...
3.8
Sweden...
3.7
OtherFootnote Reference(b)...
15.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF

Annual Shareholder Report — August 31, 2026

PABD-08/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-three series of the registrant for which the fiscal year-end is August 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $656,500 for the fiscal year ended August 31, 2025 and $667,800 for the fiscal year ended August 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2025 and August 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $407,400 for the fiscal year ended August 31, 2025 and $417,100 for the fiscal year ended August 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2025 and August 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $407,400 for the fiscal year ended August 31, 2025 and $417,100 for the fiscal year ended August 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI China Multisector Tech ETF | TCHI | NASDAQ
iShares MSCI India ETF | INDA | Cboe BZX Exchange
iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX Exchange
iShares MSCI Japan Value ETF | EWJV | NASDAQ

Page
2

iShares
®
MSCI China Multisector Tech ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Broadline Retail  —  11 .9%
Alibaba Group Holding Ltd. .................. 112,100 $ 1,602,443
JD.com, Inc. , Class A ...................... 122,550 1,732,818
PDD Holdings, Inc. , ADR
(a)
.................. 19,494 1,637,496
Vipshop Holdings Ltd. , ADR .................. 26,961 353,189
5,325,946
a
Capital Markets  —  1 .1%
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 3,800 48,182
East Money Information Co. Ltd. , Class A ......... 96,052 276,975
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 4,900 166,979
492,136
a
Communications Equipment  —  6 .7%
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 1,900 90,329
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 19,000 38,962
EverProX Technologies Co. Ltd. , Class A ......... 1,900 59,593
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 7,600 48,022
Hengtong Optic-electric Co. Ltd. , Class A ......... 15,200 152,208
Jiangsu Etern Co. Ltd. , Class A ............... 7,600 45,481
QuantumCTek Co. Ltd. , Class A ............... 668 38,006
Suzhou TFC Optical Communication Co. Ltd. , Class A 6,615 259,765
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 1,900 118,473
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 41,000 867,131
Yealink Network Technology Corp. Ltd. , Class A .... 7,640 47,066
Zhongji Innolight Co. Ltd. , Class A ............. 6,740 856,826
ZTE Corp. , Class A ....................... 24,700 125,605
ZTE Corp. , Class H
(c)
...................... 76,000 230,069
2,977,536
a
Diversified Consumer Services  —  2 .4%
New Oriental Education & Technology Group, Inc. ... 127,600 737,551
TAL Education Group , ADR
(a)
................. 27,379 321,429
1,058,980
a
Electrical Equipment  —  6 .2%
CNGR Advanced Material Co. Ltd. , Class A ....... 5,700 33,839
Contemporary Amperex Technology Co. Ltd. , Class A 15,940 861,588
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
10,600 806,016
Eve Energy Co. Ltd. , Class A ................. 13,300 104,304
GEM Co. Ltd. , Class A ..................... 32,300 31,336
Gotion High-tech Co. Ltd. , Class A ............. 11,400 45,274
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 5,700 52,540
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 19,000 99,517
Jiujiang Defu Technology Co. Ltd. , Class A ........ 3,800 55,200
Ningbo Deye Technology Corp. , Class A ......... 6,131 80,290
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 4,630 23,305
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 3,800 73,684
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 3,800 76,907
Sungrow Power Supply Co. Ltd. , Class A ......... 11,420 155,301
Sunwoda Electronic Co. Ltd. , Class A ........... 11,400 29,523
TBEA Co. Ltd. , Class A ..................... 27,080 77,032
Wolong Electric Group Co. Ltd. , Class A ......... 9,500 41,618
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 13,300 50,782
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 11,400 66,994
2,765,050
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  17 .3%
AAC Technologies Holdings, Inc. .............. 76,000 $ 430,101
Accelink Technologies Co. Ltd. , Class A
(a)
........ 5,400 144,882
Avary Holding Shenzhen Co. Ltd. , Class A ........ 10,400 144,105
BOE Technology Group Co. Ltd. , Class A ......... 213,200 190,618
BYD Electronic International Co. Ltd. ............ 76,000 261,028
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 11,400 194,700
Delton Technology Guangzhou, Inc. , Class A ...... 1,900 45,917
Eoptolink Technology, Inc. Ltd. , Class A .......... 8,436 505,532
Founder Technology Group Corp. , Class A
(a)
....... 22,600 43,010
Foxconn Industrial Internet Co. Ltd. , Class A ....... 62,700 605,289
GoerTek, Inc. , Class A ..................... 20,900 75,313
Goldenmax International Group Ltd. , Class A ...... 3,800 42,846
Guangdong Fenghua Advanced Technology Holding
Co. Ltd. , Class A ....................... 5,700 47,411
Hgtech Co. Ltd. , Class A .................... 5,700 88,731
Kingboard Holdings Ltd. .................... 76,000 523,754
Kingboard Laminates Holdings Ltd. ............. 123,500 727,644
Lens Technology Co. Ltd. , Class A ............. 28,500 164,920
Lingyi iTech Guangdong Co. , Class A ........... 39,900 75,842
Luxshare Precision Industry Co. Ltd. , Class A ...... 43,700 373,658
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 4,040 47,432
Nantong Jianghai Capacitor Co. Ltd. , Class A ...... 3,800 35,861
Nanya New Material Technology Co. Ltd. , Class A ... 1,281 60,561
Raytron Technology Co. Ltd. , Class A ........... 3,800 104,518
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 1,724 25,380
Shannon Semiconductor Technology Co. Ltd. , Class A 3,800 100,840
Shengyi Electronics Co. Ltd. , Class A ........... 3,800 72,707
Shengyi Technology Co. Ltd. , Class A ........... 15,200 346,079
Shennan Circuits Co. Ltd. , Class A ............. 4,320 236,778
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 7,600 27,945
Shenzhen Fastprint Circuit Tech Co. Ltd. , Class A ... 7,600 40,736
Shenzhen Kaifa Technology Co. Ltd. , Class A ...... 9,500 53,367
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 5,700 81,638
Shenzhen Sunway Communication Co. Ltd. , Class A . 5,700 51,994
Sunny Optical Technology Group Co. Ltd. ........ 64,600 583,873
SUPCON Technology Co. Ltd. , Class A .......... 3,981 57,858
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 11,400 335,441
TCL Technology Group Corp. , Class A ........... 118,280 89,550
Unisplendour Corp. Ltd. , Class A .............. 17,190 99,468
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 9,500 38,261
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 5,400 194,984
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 22,868 44,100
Wuhan Jingce Electronic Group Co. Ltd. ......... 1,900 61,348
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 11,500 213,342
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 20,900 51,027
7,740,389
a
Entertainment  —  5 .1%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 13,300 36,459
Beijing Enlight Media Co. Ltd. , Class A .......... 19,000 32,973
Giant Network Group Co. Ltd. , Class A .......... 11,400 46,547
Kingnet Network Co. Ltd. , Class A ............. 11,400 29,096
Kingsoft Corp. Ltd. ........................ 90,400 285,703
NetEase, Inc. ........................... 71,400 1,739,985
Tencent Music Entertainment Group , ADR ........ 2,774 22,941
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 43,700 91,842
2,285,546
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables  —  4 .1%
Ecovacs Robotics Co. Ltd. , Class A ............. 3,800 $ 29,762
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 19,000 110,158
Haier Smart Home Co. Ltd. , Class A ............ 269,800 753,978
Midea Group Co. Ltd. , Class A ................ 21,400 279,523
Midea Group Co. Ltd. , Class H ................ 49,100 633,547
Sichuan Changhong Electric Co. Ltd. , Class A ..... 30,400 31,542
1,838,510
a
Interactive Media & Services  —  11 .8%
Baidu, Inc. , Class A
(a)
...................... 153,900 1,840,650
Bilibili, Inc. , Class Z
(a)
...................... 25,380 412,550
Kuaishou Technology , Class B
(b)
............... 285,300 1,214,189
Kunlun Tech Co. Ltd. , Class A
(a)
............... 7,600 49,651
Tencent Holdings Ltd. ...................... 30,413 1,746,776
5,263,816
a
IT Services  —  1 .3%
GDS Holdings Ltd. , Class A
(a)
................. 108,300 433,055
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 5,825 32,707
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 9,520 93,554
559,316
a
Machinery  —  2 .3%
Guangdong Dtech Technology Co. Ltd. , Class A .... 1,900 118,742
Haitian International Holdings Ltd. ............. 65,000 149,632
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 7,600 115,810
Leader Harmonious Drive Systems Co. Ltd. , Class A . 1,083 48,440
RoboTechnik Intelligent Technology Co. Ltd. , Class A
(a)
1,100 93,014
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 5,730 37,392
Shenzhen Envicool Technology Co. Ltd. , Class A ... 7,320 74,144
Shenzhen Inovance Technology Co. Ltd. , Class A ... 7,600 69,918
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 26,750 288,263
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 9,500 51,242
1,046,597
a
Semiconductors & Semiconductor Equipment  —  15 .5%
ACM Research Shanghai, Inc. , Class A .......... 1,726 77,344
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 5,735 308,635
Amlogic Shanghai Co. Ltd. , Class A ............ 3,884 56,267
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 1,405 49,905
Beijing Huafeng Test & Control Technology Co. Ltd. ,
Class A .............................. 1,131 66,680
Beijing Yandong Microelectronic Co. Ltd. , Class A
(a)
.. 6,200 45,700
Biwin Storage Technology Co. Ltd. , Class A ....... 2,719 95,072
Cambricon Technologies Corp. Ltd. , Class A ....... 3,984 658,370
China Resources Microelectronics Ltd. , Class A .... 7,656 69,841
CSI Solar Co. Ltd. , Class A .................. 23,402 31,656
Dosilicon Co. Ltd. , Class A
(a)
................. 2,800 49,847
GigaDevice Semiconductor, Inc. , Class A ......... 3,900 235,178
Guobo Electronics Co. Ltd. , Class A ............ 2,600 30,060
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 3,800 157,572
Hangzhou First Applied Material Co. Ltd. , Class A ... 15,250 34,696
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 9,500 48,214
Henan Shijia Photons Technology Co. Ltd. , Class A .. 2,600 60,972
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 75,000 1,171,949
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 2,447 93,029
Hwatsing Technology Co. Ltd. , Class A .......... 2,961 114,764
Hygon Information Technology Co. Ltd. , Class A .... 13,954 526,038
Ingenic Semiconductor Co. Ltd. , Class A ......... 3,100 64,434
JCET Group Co. Ltd. , Class A ................ 9,500 106,896
Jinko Solar Co. Ltd. , Class A
(a)
................ 60,976 37,249
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
JoulWatt Technology Co. Ltd. , Class A
(a)
......... 1,900 $ 35,417
Kingsemi Co. Ltd. , Class A .................. 1,133 62,399
Konfoong Materials International Co. Ltd. , Class A ... 1,900 69,029
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 47,520 85,316
Loongson Technology Corp. Ltd. , Class A
(a)
....... 2,572 41,284
Montage Technology Co. Ltd. , Class A ........... 7,621 231,818
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 19,000 69,751
NAURA Technology Group Co. Ltd. , Class A ....... 4,480 466,379
Nexchip Semiconductor Corp. , Class A
(a)
......... 12,163 70,048
OmniVision Integrated Circuits Group, Inc. ........ 7,620 94,315
Piotech, Inc. , Class A ...................... 1,682 169,358
Puya Semiconductor Shanghai Co. Ltd. , Class A .... 825 50,962
Rockchip Electronics Co. Ltd. , Class A .......... 1,900 54,947
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 28,500 55,460
SG Micro Corp. , Class A .................... 2,724 46,141
Shenyang Fortune Precision Equipment Co. Ltd. , Class
A
(a)
................................. 1,703 51,795
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 1,500 97,269
Skyverse Technology Co. Ltd. , Class A
(a)
......... 2,276 123,844
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 1,892 109,612
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 819 35,836
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 1,900 62,893
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 24,700 34,918
Tianshui Huatian Technology Co. Ltd. , Class A ..... 18,600 47,101
TongFu Microelectronics Co. Ltd. , Class A ........ 7,600 72,883
Tongwei Co. Ltd. , Class A
(a)
.................. 28,500 49,117
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 5,719 54,289
United Nova Technology Co. Ltd. , Class A
(a)
....... 44,365 57,816
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 3,800 112,927
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 798 181,919
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 7,600 48,780
6,933,991
a
Software  —  5 .1%
360 Security Technology, Inc. , Class A ........... 44,046 60,372
Beijing Kingsoft Office Software, Inc. , Class A ...... 3,045 112,982
China National Software & Service Co. Ltd. , Class A
(a)
5,849 29,472
Empyrean Technology Co. Ltd. , Class A .......... 3,800 56,335
Horizon Robotics , Class B
(a) (c)
................. 718,200 430,782
Hundsun Technologies, Inc. , Class A ............ 12,420 40,621
Iflytek Co. Ltd. , Class A ..................... 15,200 91,053
Sangfor Technologies, Inc. , Class A ............ 1,900 37,942
SenseTime Group, Inc. , Class B
(a) (b)
............. 2,907,000 531,566
Shanghai Baosight Software Co. Ltd. , Class A ..... 13,388 35,127
Shanghai Stonehill Technology Co. Ltd. , Class A .... 34,200 32,825
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 20,900 31,970
Z.AI Co. Ltd.
(a)
........................... 5,032 761,546
2,252,593
a
Technology Hardware, Storage & Peripherals  —  9 .2%
Anker Innovations Technology Co. Ltd. , Class A .... 2,301 43,050
China Greatwall Technology Group Co. Ltd. , Class A
(a)
19,000 41,229
Huaqin Co. Ltd. , Class A .................... 6,060 73,598
IEIT Systems Co. Ltd. , Class A ................ 9,500 120,513
Lenovo Group Ltd. ........................ 460,000 1,762,399
Sharetronic Data Technology Co. Ltd. , Class A ..... 2,660 104,401
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 2,400 136,049
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 7,884 67,097

iShares
®
MSCI China Multisector Tech ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Xiaomi Corp. , Class B
(a) (b)
................... 501,600 $ 1,760,818
4,109,154
a
Total Long-Term Investments — 100.0%
(Cost: $ 40,370,153 ) ................................. 44,649,560
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 1,018,400 1,018,706
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 21,000 21,000
a
Total Short-Term Securities — 2.3%
(Cost: $ 1,039,604 ) .................................. 1,039,706
Security Shares Value
a
Total Investments — 102 .3%
(Cost: $ 41,409,757 ) ................................. $ 45,689,266
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (1,038,098)
Net Assets — 100.0% ................................. $ 44,651,168
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,584,968 $ — $ (566,050)
(a)
$ (297) $ 85 $ 1,018,706 1,018,400 $ 33,631
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 20,000 1,000
(a)
— — — 21,000 21,000 1,956 —
$ — $ (297) $ 85
$ 1,039,706
$ 35,587 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (4,482) $ — $ — $ — $ (4,482)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,013) $ — $ — $ — $ (1,013)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 133,470
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China Multisector Tech ETF
6
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 2,335,055  $ 42,314,505  $ —  $ 44,649,560
Short-Term Securities
Money Market Funds ........................................ 1,039,706  —  —  1,039,706
$ 3,374,761  $ 42,314,505  $ —  $ 45,689,266

iShares
®
MSCI India ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Bharat Electronics Ltd. ..................... 16,523,406 $ 71,864,875
Hindustan Aeronautics Ltd. .................. 795,649 40,106,686
111,971,561
a
Automobile Components  —  1 .6%
Bharat Forge Ltd. ......................... 1,137,575 25,118,482
Bosch Ltd. ............................. 32,791 17,225,022
MRF Ltd. .............................. 11,308 15,869,320
Samvardhana Motherson International Ltd. ....... 20,090,096 35,953,464
Tube Investments of India Ltd. ................ 494,631 14,424,581
108,590,869
a
Automobiles  —  6 .4%
Bajaj Auto Ltd. ........................... 319,221 40,677,756
Eicher Motors Ltd. ........................ 653,146 54,538,755
Hero MotoCorp Ltd. ....................... 571,327 32,659,605
Mahindra & Mahindra Ltd. ................... 4,142,434 142,718,405
Maruti Suzuki India Ltd. .................... 561,073 79,831,816
Tata Motors Passenger Vehicles Ltd. ............ 8,762,424 28,399,190
TVS Motor Co. Ltd. ....................... 1,130,436 51,462,828
430,288,355
a
Banks  —  19 .7%
AU Small Finance Bank Ltd.
(a)
................ 2,638,643 30,076,910
Axis Bank Ltd. ........................... 10,771,232 146,840,315
Bank of Baroda .......................... 4,921,944 12,318,829
Canara Bank ............................ 8,633,168 11,484,755
Federal Bank Ltd. ........................ 8,792,669 32,893,362
HDFC Bank Ltd. ......................... 53,779,634 399,528,783
ICICI Bank Ltd. .......................... 24,983,031 380,557,188
IDFC First Bank Ltd. ....................... 20,088,143 18,118,077
Indian Bank ............................ 1,347,537 12,695,440
IndusInd Bank Ltd. ........................ 2,779,700 29,634,534
Kotak Mahindra Bank Ltd. ................... 26,035,908 114,496,111
Punjab National Bank ...................... 10,938,632 13,100,371
State Bank of India ........................ 8,785,419 97,664,978
Union Bank of India Ltd. .................... 7,574,454 14,982,906
Yes Bank Ltd.
(b)
.......................... 70,948,279 16,988,424
1,331,380,983
a
Beverages  —  0 .7%
United Spirits Ltd. ........................ 1,384,541 21,658,844
Varun Beverages Ltd. ...................... 6,036,237 25,354,327
47,013,171
a
Broadline Retail  —  0 .2%
Vishal Mega Mart Ltd.
(b)
..................... 11,123,662 12,900,352
a
Building Products  —  0 .2%
Astral Ltd. .............................. 8,681 138,658
Supreme Industries Ltd. .................... 307,763 11,493,721
11,632,379
a
Capital Markets  —  1 .3%
Billionbrains Garage Ventures Ltd.
(a) (b)
........... 6,717,394 13,513,613
BSE Ltd. .............................. 879,936 30,279,445
HDFC Asset Management Co. Ltd.
(a)
............ 917,953 25,235,976
Multi Commodity Exchange of India Ltd. ......... 526,662 18,789,114
87,818,148
a
Chemicals  —  2 .2%
Asian Paints Ltd. ......................... 1,825,870 50,751,471
Coromandel International Ltd. ................ 573,112 11,468,341
PI Industries Ltd. ......................... 335,373 8,344,303
Security Shares Value
a
Chemicals (continued)
Pidilite Industries Ltd. ...................... 1,331,965 $ 23,594,480
Solar Industries India Ltd. ................... 107,657 22,726,843
SRF Ltd. .............................. 634,788 17,051,387
UPL Ltd. ............................... 2,464,171 14,536,812
148,473,637
a
Construction & Engineering  —  2 .2%
Larsen & Toubro Ltd. ...................... 3,207,973 136,000,221
Voltas Ltd. ............................. 964,385 12,087,004
148,087,225
a
Construction Materials  —  1 .9%
Ambuja Cements Ltd. ...................... 2,867,969 12,066,041
Grasim Industries Ltd. ...................... 1,295,411 45,812,855
Shree Cement Ltd. ........................ 40,749 9,919,483
UltraTech Cement Ltd. ..................... 490,817 58,946,293
126,744,672
a
Consumer Finance  —  4 .4%
Bajaj Finance Ltd. ........................ 11,851,351 131,401,118
Cholamandalam Investment and Finance Co. Ltd. ... 2,028,665 39,515,588
L&T Finance Ltd. ......................... 3,875,317 13,044,751
Muthoot Finance Ltd. ...................... 525,395 16,409,136
SBI Cards & Payment Services Ltd. ............ 2,166 14,651
Shriram Finance Ltd. ...................... 6,718,298 78,181,888
Sundaram Finance Ltd. ..................... 306,372 14,603,202
293,170,334
a
Consumer Staples Distribution & Retail  —  0 .4%
Avenue Supermarts Ltd.
(a) (b)
.................. 698,386 28,581,505
a
Diversified Telecommunication Services  —  0 .5%
Indus Towers Ltd. ......................... 5,963,441 24,330,728
Tata Communications Ltd. ................... 553,644 10,010,825
34,341,553
a
Electric Utilities  —  1 .6%
Adani Energy Solutions Ltd.
(b)
................ 1,000,426 14,874,110
Power Grid Corp. of India Ltd. ................ 19,917,068 55,118,755
Tata Power Co. Ltd. (The) ................... 7,222,913 26,299,327
Torrent Power Ltd. ........................ 856,576 10,921,340
107,213,532
a
Electrical Equipment  —  3 .0%
ABB India Ltd. ........................... 220,265 17,653,212
Bharat Heavy Electricals Ltd. ................. 5,876,007 27,275,424
CG Power & Industrial Solutions Ltd. ............ 2,998,034 28,818,613
GE Vernova T&D India Ltd. .................. 609,243 28,426,837
Havells India Ltd. ......................... 987,939 12,899,025
Hitachi Energy India Ltd. .................... 59,233 20,990,251
Polycab India Ltd. ........................ 250,917 24,867,381
Siemens Energy India Ltd. ................... 404,512 13,703,722
Suzlon Energy Ltd.
(b)
...................... 49,053,350 24,447,395
199,081,860
a
Financial Services  —  2 .6%
Aditya Birla Capital Ltd.
(b)
................... 3,537,867 15,191,534
Bajaj Finserv Ltd. ......................... 1,828,025 38,752,862
Bajaj Holdings & Investment Ltd. .............. 129,362 15,806,259
Jio Financial Services Ltd. ................... 12,569,336 31,828,001
One 97 Communications Ltd.
(b)
................ 1,829,352 32,940,873
Power Finance Corp. Ltd. ................... 6,318,724 22,284,899
REC Ltd. .............................. 5,639,000 19,122,202
175,926,630
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI India ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Food Products  —  1 .8%
Britannia Industries Ltd. .................... 515,815 $ 28,426,616
Marico Ltd. ............................. 2,507,867 21,581,994
Nestle India Ltd. ......................... 2,752,966 43,245,572
Tata Consumer Products Ltd. ................. 2,590,281 28,199,659
121,453,841
a
Gas Utilities  —  0 .3%
GAIL India Ltd. .......................... 11,126,568 20,720,041
a
Health Care Providers & Services  —  1 .5%
Apollo Hospitals Enterprise Ltd. ............... 478,974 44,727,494
Fortis Healthcare Ltd. ...................... 2,335,275 22,241,920
Max Healthcare Institute Ltd. ................. 3,357,953 36,728,400
103,697,814
a
Hotels, Restaurants & Leisure  —  1 .9%
Eternal Ltd.
(b)
............................ 22,732,648 78,209,467
Indian Hotels Co. Ltd. (The) , Class A ............ 3,894,990 30,170,605
Swiggy Ltd.
(b)
........................... 6,896,353 20,383,507
128,763,579
a
Household Durables  —  0 .4%
Dixon Technologies India Ltd. ................ 174,580 27,178,266
a
Independent Power and Renewable Electricity Producers  —  1 .9%
Adani Power Ltd.
(b)
........................ 15,601,395 32,419,296
JSW Energy Ltd. ......................... 2,140,741 11,685,228
NHPC Ltd. ............................. 15,803,303 12,721,947
NTPC Ltd. ............................. 20,765,228 71,346,687
128,173,158
a
Industrial Conglomerates  —  0 .2%
Siemens Ltd. ............................ 378,705 16,004,424
a
Insurance  —  1 .9%
HDFC Life Insurance Co. Ltd.
(a)
............... 4,652,314 26,519,130
ICICI Lombard General Insurance Co. Ltd.
(a)
....... 1,164,354 19,147,024
ICICI Prudential Life Insurance Co. Ltd.
(a)
......... 1,726,029 9,364,268
PB Fintech Ltd.
(b)
......................... 1,651,421 32,498,781
SBI Life Insurance Co. Ltd.
(a)
................. 2,148,421 39,240,651
126,769,854
a
Interactive Media & Services  —  0 .3%
Info Edge India Ltd. ....................... 1,627,651 22,416,301
a
IT Services  —  6 .7%
HCL Technologies Ltd. ..................... 4,197,023 57,708,321
Infosys Ltd. ............................. 14,482,048 172,446,127
LTM Ltd.
(a)
............................. 308,720 14,694,769
Mphasis Ltd. ............................ 576,604 14,675,706
Persistent Systems Ltd. .................... 487,960 28,606,474
Tata Consultancy Services Ltd. ............... 3,874,033 97,453,787
Tech Mahindra Ltd. ....................... 2,565,170 43,786,225
Wipro Ltd. .............................. 11,075,801 21,436,412
450,807,821
a
Life Sciences Tools & Services  —  0 .8%
Divi's Laboratories Ltd. ..................... 568,496 56,484,757
a
Machinery  —  1 .5%
Ashok Leyland Ltd. ....................... 13,452,333 24,779,568
Cummins India Ltd. ....................... 626,597 33,557,990
Tata Motors Ltd. .......................... 8,762,201 43,264,380
101,601,938
a
Security Shares Value
a
Metals & Mining  —  4 .5%
APL Apollo Tubes Ltd.
(b)
.................... 871,666 $ 20,326,601
Hindalco Industries Ltd. .................... 6,149,169 65,549,055
Jindal Stainless Ltd. ....................... 1,394,680 10,275,406
Jindal Steel Ltd. .......................... 1,699,055 21,264,178
JSW Steel Ltd. .......................... 2,909,385 39,894,202
National Aluminium Co. Ltd. .................. 3,995,553 16,005,841
NMDC Ltd. ............................. 14,643,620 13,547,044
Tata Steel Ltd. ........................... 35,644,330 68,892,274
Vedanta Aluminium Metal Ltd. ................ 6,513,128 29,776,743
Vedanta Ltd. ............................ 6,617,302 19,328,889
304,860,233
a
Oil, Gas & Consumable Fuels  —  7 .6%
Bharat Petroleum Corp. Ltd. ................. 7,742,292 26,315,398
Coal India Ltd. ........................... 7,331,870 30,924,457
Hindustan Petroleum Corp. Ltd. ............... 4,629,075 17,754,738
Indian Oil Corp. Ltd. ....................... 13,612,607 19,872,131
Oil & Natural Gas Corp. Ltd. ................. 12,272,863 29,873,637
Oil India Ltd. ............................ 1,974,891 10,023,110
Petronet LNG Ltd. ........................ 3,642,465 11,478,972
Reliance Industries Ltd. .................... 27,369,694 366,755,891
512,998,334
a
Passenger Airlines  —  0 .7%
InterGlobe Aviation Ltd.
(a) (b)
.................. 901,643 49,450,195
a
Personal Care Products  —  1 .6%
Colgate-Palmolive India Ltd. ................. 552,161 11,000,188
Dabur India Ltd. .......................... 2,134,108 8,534,465
Godrej Consumer Products Ltd. ............... 1,826,049 17,270,020
Hindustan Unilever Ltd. ..................... 3,354,404 69,250,928
106,055,601
a
Pharmaceuticals  —  4 .5%
Alkem Laboratories Ltd. .................... 202,069 11,307,333
Aurobindo Pharma Ltd.
(b)
.................... 1,232,161 22,197,208
Cipla Ltd. .............................. 2,402,758 35,524,150
Dr Reddy's Laboratories Ltd. ................. 2,383,145 29,029,214
Laurus Labs Ltd.
(a)
........................ 1,671,127 33,585,304
Lupin Ltd. .............................. 1,087,955 24,994,642
Mankind Pharma Ltd.
(b)
..................... 502,030 12,742,998
Sun Pharmaceutical Industries Ltd. ............. 4,281,675 89,159,041
Torrent Pharmaceuticals Ltd. ................. 678,768 36,130,304
Zydus Lifesciences Ltd. .................... 904,068 11,020,413
305,690,607
a
Real Estate Management & Development  —  1 .4%
DLF Ltd. ............................... 2,944,907 21,336,950
Godrej Properties Ltd. ..................... 645,070 13,625,895
Lodha Developers Ltd.
(a)
.................... 1,312,272 16,504,279
Oberoi Realty Ltd. ........................ 575,307 11,271,707
Phoenix Mills Ltd. (The) .................... 893,527 17,808,952
Prestige Estates Projects Ltd. ................ 819,912 14,040,431
94,588,214
a
Semiconductors & Semiconductor Equipment  —  0 .2%
WAAREE Energies Ltd. .................... 422,739 11,554,290
a
Software  —  0 .2%
Oracle Financial Services Software Ltd. .......... 101,519 13,356,693
a
Specialty Retail  —  1 .2%
FSN E-Commerce Ventures Ltd.
(b)
............. 5,792,113 21,223,802
Lenskart Solutions Ltd.
(b)
.................... 2,933,250 20,389,702

iShares
®
MSCI India ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
Trent Ltd. .............................. 1,268,785 $ 38,325,376
79,938,880
a
Textiles, Apparel & Luxury Goods  —  1 .5%
Page Industries Ltd. ....................... 29,845 11,214,300
Titan Co. Ltd. ........................... 1,689,935 90,417,019
101,631,319
a
Tobacco  —  0 .6%
ITC Ltd. ............................... 14,310,197 38,371,239
a
Trading Companies & Distributors  —  0 .5%
Adani Enterprises Ltd. ..................... 1,223,745 36,695,440
a
Transportation Infrastructure  —  0 .9%
Adani Ports & Special Economic Zone Ltd. ........ 2,747,746 45,921,064
GMR Airports Ltd.
(b)
....................... 13,855,972 13,609,745
59,530,809
a
Wireless Telecommunication Services  —  4 .1%
Bharti Airtel Ltd. .......................... 13,362,929 254,010,257
Vodafone Idea Ltd.
(b)
....................... 125,720,271 18,891,816
272,902,073
a
Total Long-Term Investments — 99.3%
(Cost: $ 5,359,045,594 ) ............................... 6,694,912,487
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 204,419,945 $ 204,419,945
a
Total Short-Term Securities — 3.0%
(Cost: $ 204,419,945 ) ................................ 204,419,945
Total Investments — 102.3%
(Cost: $ 5,563,465,539 ) ............................... 6,899,332,432
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (152,901,356)
Net Assets — 100.0% ................................. $ 6,746,431,076
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ 256,650,000 $ — $ (52,230,055)
(a)
$ — $ — $ 204,419,945 204,419,945 $ 9,165,437 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index ................................................................ 458 09/29/26 $ 22,154 $ (151,415)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI India ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 151,415 $ — $ — $ — $ 151,415
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (7,064,317) $ — $ — $ — $ (7,064,317)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 138,751 $ — $ — $ — $ 138,751
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 29,039,909
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 29,776,743  $ 6,665,135,744  $ —  $ 6,694,912,487
Short-Term Securities
Money Market Funds ....................................... 204,419,945  —  —  204,419,945
$ 234,196,688  $ 6,665,135,744  $ —  $ 6,899,332,432
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ —  $ (151,415) $ —  $ (151,415)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Data Patterns India Ltd. .................... 53,036 $ 2,515,467
Garden Reach Shipbuilders & Engineers Ltd. ...... 59,121 1,590,837
Paras Defence & Space Technologies Ltd. ........ 75,694 1,137,857
Zen Technologies Ltd. ...................... 93,248 1,740,022
6,984,183
a
Air Freight & Logistics  —  0 .9%
Blue Dart Express Ltd.
(a)
.................... 11,311 584,984
Delhivery Ltd.
(a)
.......................... 1,225,169 5,864,353
Transport Corp. of India Ltd. ................. 45,634 416,157
6,865,494
a
Automobile Components  —  7 .5%
Apollo Tyres Ltd. ......................... 602,367 2,777,672
Asahi India Glass Ltd. ...................... 160,786 1,607,880
ASK Automotive Ltd. ...................... 101,367 702,647
Balkrishna Industries Ltd. ................... 153,039 3,661,071
Banco Products India Ltd. ................... 92,036 604,082
Belrise Industries Ltd. ...................... 606,685 1,479,762
Ceat Ltd. .............................. 42,568 1,526,933
CIE Automotive India Ltd. ................... 278,646 1,143,629
Dynamatic Technologies Ltd. ................. 7,123 894,367
Endurance Technologies Ltd.
(b)
................ 66,999 2,019,392
Exide Industries Ltd. ....................... 762,620 3,523,013
Gabriel India Ltd. ......................... 136,602 2,063,384
JBM Auto Ltd.
(a)
.......................... 83,869 549,992
JK Tyre & Industries Ltd. .................... 224,784 894,860
Lumax Auto Technologies Ltd. ................ 60,955 1,330,804
Minda Corp. Ltd. ......................... 163,298 1,221,605
Motherson Sumi Wiring India Ltd. .............. 5,261,187 2,032,844
Pricol Ltd. .............................. 156,568 1,320,381
Sansera Engineering Ltd.
(b)
.................. 88,876 3,744,659
SKF India Ltd. ........................... 47,765 780,550
Sona Blw Precision Forgings Ltd.
(b)
............. 919,207 7,841,458
SPR Auto Technologies Ltd. .................. 27,891 1,351,583
Sundram Fasteners Ltd. .................... 222,153 2,809,304
Suprajit Engineering Ltd. .................... 136,978 724,994
Tenneco Clean Air India Ltd.
(a)
................ 208,748 1,158,135
TSF Investments Ltd. ...................... 166,923 702,762
TVS Holdings Ltd. ........................ 9,541 1,325,814
UNO Minda Ltd. .......................... 366,929 4,913,192
Varroc Engineering Ltd.
(b)
................... 75,570 683,928
ZF Commercial Vehicle Control Systems India Ltd. .. 95,966 2,555,377
57,946,074
a
Automobiles  —  0 .9%
Ather Energy Ltd.
(a)
....................... 259,153 4,673,964
Ola Electric Mobility Ltd.
(a)
................... 4,641,152 2,004,361
6,678,325
a
Banks  —  2 .2%
Bandhan Bank Ltd.
(b)
...................... 1,665,216 2,855,604
City Union Bank Ltd. ....................... 1,030,935 2,478,738
CSB Bank Ltd.
(a)
......................... 92,682 333,887
Equitas Small Finance Bank Ltd.
(a) (b)
............ 1,198,372 929,032
Jammu & Kashmir Bank Ltd. (The)
(a)
............ 806,145 1,248,088
Karnataka Bank Ltd. (The) ................... 388,547 1,365,585
Karur Vysya Bank Ltd. (The) ................. 999,626 3,646,989
South Indian Bank Ltd. (The) ................. 2,691,115 1,288,497
Tamilnad Mercantile Bank Ltd. ................ 163,145 1,597,261
Ujjivan Small Finance Bank Ltd.
(a) (b)
............. 2,036,485 1,476,283
17,219,964
a
Security Shares Value
a
Beverages  —  1 .2%
Allied Blenders & Distillers Ltd. ................ 105,138 $ 682,264
Radico Khaitan Ltd. ....................... 155,565 7,322,227
Tilaknagar Industries Ltd. ................... 222,034 1,307,233
9,311,724
a
Biotechnology  —  0 .7%
Biocon Ltd. ............................. 1,283,187 5,546,706
a
Broadline Retail  —  0 .1%
V-Mart Retail Ltd. ......................... 83,491 742,996
a
Building Products  —  1 .3%
Astral Ltd. .............................. 212,676 3,396,973
Blue Star Ltd. ........................... 260,948 4,007,028
Cera Sanitaryware Ltd. ..................... 11,760 707,324
Kajaria Ceramics Ltd. ...................... 168,151 2,196,356
10,307,681
a
Capital Markets  —  5 .5%
360 ONE WAM Ltd. ....................... 492,867 6,078,367
Aditya Birla Sun Life Asset Management Co. Ltd. ... 133,843 1,476,958
Anand Rathi Wealth Ltd. .................... 184,025 4,259,263
Angel One Ltd. .......................... 960,518 2,890,081
Authum Investment & Infrastructure Ltd.
(a)
........ 386,323 2,273,340
Central Depository Services India Ltd. ........... 216,127 3,178,460
Choice International Ltd.
(a)
................... 119,133 975,547
CRISIL Ltd. ............................. 36,066 1,825,452
Edelweiss Financial Services Ltd. .............. 1,143,164 1,526,002
IIFL Capital Services Ltd. ................... 248,886 880,347
Indian Energy Exchange Ltd.
(b)
................ 916,810 1,159,385
JM Financial Ltd. ......................... 757,575 1,016,164
Kfin Technologies Ltd. ...................... 209,811 2,135,002
Maharashtra Scooters Ltd. .................. 5,875 843,148
Motilal Oswal Financial Services Ltd. ............ 317,733 3,475,319
National Securities Depository Ltd. ............. 203,021 1,730,031
Nuvama Wealth Management Ltd. ............. 155,024 2,853,172
Prudent Corporate Advisory Services Ltd. ........ 37,498 1,445,494
Tata Investment Corp. Ltd. ................... 261,792 1,763,800
UTI Asset Management Co. Ltd. ............... 89,255 815,177
42,600,509
a
Chemicals  —  6 .5%
Aarti Industries Ltd.
(a)
...................... 382,553 2,104,887
Alkyl Amines Chemicals .................... 27,467 577,783
Anupam Rasayan India Ltd.
(a)
................ 41,098 544,706
Archean Chemical Industries Ltd. .............. 119,136 606,975
Atul Ltd. ............................... 28,006 1,879,506
BASF India Ltd. .......................... 20,909 831,339
Bayer CropScience Ltd. .................... 23,450 978,332
Carborundum Universal Ltd. ................. 240,904 2,797,074
Castrol India Ltd. ......................... 728,673 1,411,665
Chambal Fertilisers and Chemicals Ltd. .......... 314,561 1,351,093
Clean Science & Technology Ltd. .............. 102,573 885,493
DCM Shriram Ltd. ........................ 47,855 510,828
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 133,547 1,971,894
Deepak Nitrite Ltd. ........................ 115,354 2,117,940
EID Parry India Ltd.
(a)
...................... 186,926 1,568,351
Fine Organic Industries Ltd. .................. 14,887 825,889
Finolex Industries Ltd. ..................... 512,074 847,589
Galaxy Surfactants Ltd. ..................... 20,531 486,542
Garware Hi-Tech Films Ltd. .................. 17,021 1,275,017
Gujarat Fluorochemicals Ltd. ................. 57,866 2,847,811
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 164,581 992,052
Gujarat State Fertilizers & Chemicals Ltd. ........ 469,915 779,626
Himadri Speciality Chemical Ltd. .............. 346,769 2,397,033

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals (continued)
India Glycols Ltd. ......................... 43,264 $ 521,087
JSW Dulux Ltd. .......................... 33,356 1,108,415
Jubilant Ingrevia Ltd. ...................... 158,406 1,122,934
Kansai Nerolac Paints Ltd. .................. 364,971 738,261
Navin Fluorine International Ltd. ............... 70,274 6,396,244
Paradeep Phosphates Ltd.
(a) (b)
................ 872,001 1,462,843
PCBL CHEMICAL Ltd. ..................... 328,350 1,091,878
Privi Speciality Chemicals Ltd. ................ 24,516 894,043
Sudarshan Chemical Industries Ltd. ............ 90,334 1,201,853
Sumitomo Chemical India Ltd. ................ 245,331 1,332,534
Supreme Petrochem Ltd. ................... 130,587 999,806
Tata Chemicals Ltd. ....................... 269,606 1,819,299
Vinati Organics Ltd. ....................... 53,033 740,263
50,018,885
a
Commercial Services & Supplies  —  0 .2%
Doms Industries Ltd. ...................... 48,044 1,124,844
ION Exchange India Ltd. .................... 167,892 640,548
1,765,392
a
Communications Equipment  —  0 .3%
Astra Microwave Products Ltd. ................ 97,844 1,711,743
Tejas Networks Ltd.
(a) (b)
..................... 167,169 981,612
2,693,355
a
Construction & Engineering  —  2 .6%
Afcons Infrastructure Ltd. ................... 307,046 920,321
Ahluwalia Contracts India Ltd. ................ 64,640 420,106
Cemindia Projects Ltd. ..................... 100,672 1,293,595
Engineers India Ltd. ....................... 560,075 1,537,758
G R Infraprojects Ltd. ...................... 49,324 454,057
Hindustan Construction Co. Ltd. ............... 4,001,296 999,098
Inox Green Energy Services Ltd.
(a)
............. 238,917 418,249
Inox Renewable Solutions Ltd.
(a)
............... 29,283 3,152
IRB Infrastructure Developers Ltd. ............. 6,998,730 1,421,500
IRCON International Ltd.
(b)
................... 707,346 884,837
Kalpataru Projects International Ltd. ............ 234,332 3,444,411
KEC International Ltd. ..................... 279,771 1,222,355
NBCC India Ltd. ......................... 1,857,200 1,677,949
NCC Ltd. .............................. 822,945 1,280,848
PNC Infratech Ltd. ........................ 230,167 454,375
Power Mech Projects Ltd. ................... 27,159 717,612
Praj Industries Ltd. ........................ 256,127 924,750
Techno Electric & Engineering Co. Ltd. .......... 104,837 1,079,197
Waaree Renewable Technologies Ltd.
(a)
.......... 52,183 477,651
Welspun Enterprises Ltd. ................... 79,159 569,158
20,200,979
a
Construction Materials  —  1 .8%
ACC Ltd. .............................. 118,968 1,594,025
Birla Corp. Ltd. .......................... 55,883 511,455
Dalmia Bharat Ltd. ........................ 138,587 2,698,885
India Cements Ltd. (The)
(a)
.................. 157,010 610,616
JK Cement Ltd. .......................... 73,530 3,959,821
JK Lakshmi Cement Ltd. .................... 127,732 711,975
JSW Cement Ltd.
(b)
....................... 526,030 695,557
Nuvoco Vistas Corp. Ltd.
(a)
.................. 229,013 766,159
Ramco Cements Ltd. (The) .................. 211,697 1,954,847
Rhi Magnesita India Ltd. .................... 132,870 518,066
14,021,406
a
Consumer Finance  —  2 .6%
Capri Global Capital Ltd. .................... 432,595 1,163,663
Cholamandalam Financial Holdings Ltd. ......... 198,160 3,088,453
CreditAccess Grameen Ltd.
(a)
................. 118,179 1,692,230
Five-Star Business Finance Ltd. ............... 392,326 2,201,515
Security Shares Value
a
Consumer Finance (continued)
Mahindra & Mahindra Financial Services Ltd. ...... 1,029,905 $ 4,030,866
Manappuram Finance Ltd. ................... 1,090,647 3,890,666
Poonawalla Fincorp Ltd.
(a)
................... 652,406 3,174,637
SBFC Finance Ltd.
(a)
...................... 830,023 860,818
20,102,848
a
Consumer Staples Distribution & Retail  —  0 .1%
Medplus Health Services Ltd.
(a)
............... 146,673 1,035,385
a
Containers & Packaging  —  0 .2%
EPL Ltd. ............................... 321,180 882,752
Time Technoplast Ltd. ...................... 502,335 986,331
1,869,083
a
Diversified Consumer Services  —  0 .3%
Physicswallah Ltd.
(a) (b)
...................... 1,123,518 1,369,520
Urban Co. Ltd.
(a) (b)
........................ 667,409 1,171,772
2,541,292
a
Diversified Telecommunication Services  —  0 .7%
HFCL Ltd. .............................. 1,857,936 4,856,178
Railtel Corp. of India Ltd. .................... 183,307 529,891
Tata Teleservices Maharashtra Ltd.
(a)
............ 1,006,267 407,187
5,793,256
a
Electric Utilities  —  0 .3%
CESC Ltd. ............................. 1,121,188 1,720,331
SJVN Ltd. .............................. 1,230,798 835,730
2,556,061
a
Electrical Equipment  —  4 .0%
Amara Raja Energy & Mobility Ltd. ............. 221,413 2,073,600
Elecon Engineering Co. Ltd. ................. 169,106 730,799
Finolex Cables Ltd. ....................... 136,595 1,786,815
Graphite India Ltd. ........................ 142,589 1,051,138
HBL Engineering Ltd. ...................... 234,317 1,615,457
HEG Ltd. .............................. 151,879 1,161,286
Inox Wind Ltd.
(a)
.......................... 1,636,094 1,207,828
KEI Industries Ltd. ........................ 131,182 7,901,886
RR Kabel Ltd. ........................... 71,621 2,200,513
Schneider Electric Infrastructure Ltd.
(a)
........... 107,447 1,372,811
TD Power Systems Ltd. .................... 461,731 3,763,157
Transformers & Rectifiers India Ltd.
(a)
........... 225,364 740,818
Triveni Turbine Ltd. ....................... 302,544 1,836,325
V-Guard Industries Ltd. ..................... 412,773 1,499,989
Voltamp Transformers Ltd. ................... 14,914 1,706,372
30,648,794
a
Electronic Equipment, Instruments & Components  —  2 .4%
Aditya Infotech Ltd. ....................... 56,140 2,100,302
Avalon Technologies Ltd.
(a) (b)
................. 63,069 1,570,940
Genus Power Infrastructures Ltd. .............. 187,868 660,098
Honeywell Automation India Ltd. ............... 4,262 1,590,224
Kaynes Technology India Ltd.
(a)
............... 63,927 2,469,228
PG Electroplast Ltd. ....................... 331,015 2,015,376
Redington Ltd. ........................... 1,196,520 4,495,387
Sedemac Mechatronics Ltd.
(a)
................ 32,634 1,059,237
Syrma SGS Technology Ltd. ................. 163,433 2,461,984
18,422,776
a
Entertainment  —  0 .6%
Nazara Technologies Ltd.
(a)
.................. 309,864 1,212,662
PVR Inox Ltd.
(a)
.......................... 144,401 1,830,402
Saregama India Ltd. ....................... 144,740 728,895
Tips Music Ltd. .......................... 82,404 556,644
4,328,603
a

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Financial Services  —  4 .3%
Aadhar Housing Finance Ltd.
(a)
................ 196,435 $ 964,941
Aavas Financiers Ltd.
(a)
..................... 82,797 1,095,070
Aptus Value Housing Finance India Ltd. .......... 741,321 1,935,070
AvenuesAI Ltd.
(a)
......................... 2,981,699 470,004
Can Fin Homes Ltd. ....................... 167,720 1,399,973
Home First Finance Co. India Ltd.
(b)
............ 187,282 2,288,341
IFCI Ltd.
(a)
.............................. 1,272,392 1,196,131
IIFL Finance Ltd. ......................... 448,731 3,043,961
India Shelter Finance Corp. Ltd. ............... 93,212 636,018
Indian Renewable Energy Development Agency Ltd. . 1,491,496 1,822,267
JSW Holdings Ltd.
(a)
....................... 7,135 899,528
LIC Housing Finance Ltd. ................... 638,865 3,609,524
Pine Labs Ltd.
(a) (b)
......................... 1,096,138 1,886,181
Piramal Finance Ltd. ...................... 215,339 5,197,552
PNB Housing Finance Ltd.
(b)
................. 386,119 4,653,574
Sammaan Capital Ltd.
(a)
.................... 1,358,028 2,084,726
33,182,861
a
Food Products  —  1 .9%
Avanti Feeds Ltd. ......................... 84,178 728,059
AWL Agri Business Ltd. ..................... 821,651 1,659,676
Balrampur Chini Mills Ltd. ................... 233,761 1,703,206
Bikaji Foods International Ltd. ................ 134,660 884,621
Bombay Burmah Trading Co. ................. 34,381 542,356
CCL Products India Ltd. .................... 140,593 1,592,667
Dodla Dairy Ltd. .......................... 45,369 514,647
Godrej Agrovet Ltd.
(b)
...................... 113,352 731,793
Hindustan Foods Ltd.
(a)
..................... 76,868 531,262
KRBL Ltd. .............................. 117,466 520,615
Kwality Wall's India Ltd.
(a)
................... 1,452,044 690,824
LT Foods Ltd. ........................... 278,269 1,304,242
Manorama Industries Ltd.
(a)
.................. 39,969 793,018
Mrs Bectors Food Specialities Ltd. ............. 329,213 783,520
Triveni Engineering & Industries Ltd. ............ 148,710 461,481
Zydus Wellness Ltd. ....................... 204,361 1,137,225
14,579,212
a
Gas Utilities  —  0 .7%
GSPL Transmission Ltd.
(a)
................... 215,300 339,345
Gujarat Energy Ltd. ....................... 690,066 1,793,115
Indraprastha Gas Ltd. ...................... 1,184,374 1,870,703
Mahanagar Gas Ltd. ....................... 103,509 1,162,000
5,165,163
a
Ground Transportation  —  0 .4%
Container Corp. Of India Ltd. ................. 562,354 3,020,029
a
Health Care Equipment & Supplies  —  0 .2%
Poly Medicure Ltd. ........................ 64,193 1,185,377
a
Health Care Providers & Services  —  3 .3%
Aster DM Quality Care Ltd.
(b)
................. 493,567 3,918,162
Dr Lal PathLabs Ltd.
(b)
..................... 159,176 3,235,651
Dr. Agarwal's Health Care Ltd.
(a)
............... 166,562 897,059
Global Health Ltd. ........................ 170,821 2,652,947
HealthCare Global Enterprises Ltd. ............. 103,974 800,763
Jupiter Life Line Hospitals Ltd. ................ 207,621 645,011
Kovai Medical Center and Hospital Ltd. .......... 8,558 545,907
Krishna Institute of Medical Sciences Ltd.
(a) (b)
...... 531,995 4,219,503
Metropolis Healthcare Ltd.
(b)
.................. 217,107 1,326,442
Narayana Hrudayalaya Ltd. .................. 128,264 2,568,319
Rainbow Children's Medicare Ltd. .............. 102,055 1,514,459
Thyrocare Technologies Ltd.
(b)
................ 136,728 868,901
Vijaya Diagnostic Centre Ltd.
(a)
................ 103,076 1,642,317
Security Shares Value
a
Health Care Providers & Services (continued)
Yatharth Hospital & Trauma Care Services Ltd. ..... 79,504 $ 836,382
25,671,823
a
Health Care Technology  —  0 .2%
Inventurus Knowledge Solutions Ltd.
(a)
........... 97,444 1,774,177
a
Hotels, Restaurants & Leisure  —  2 .1%
Chalet Hotels Ltd. ........................ 151,938 1,441,375
Devyani International Ltd.
(a)
.................. 771,915 1,123,535
EIH Ltd. ............................... 392,526 1,162,769
ITC Hotels Ltd. .......................... 1,322,796 2,221,140
Jubilant Foodworks Ltd. .................... 797,060 4,153,962
Le Travenues Technology Ltd.
(a)
............... 422,980 723,406
Leela Palaces Hotels & Resorts Ltd.
(a)
........... 150,672 901,125
Lemon Tree Hotels Ltd.
(a) (b)
.................. 993,650 1,107,809
Sapphire Foods India Ltd.
(a)
.................. 488,836 1,201,993
Tbo Tek Ltd.
(a)
........................... 68,223 1,248,455
Westlife Foodworld Ltd. ..................... 124,394 746,510
16,032,079
a
Household Durables  —  1 .3%
Amber Enterprises India Ltd.
(a)
................ 44,594 3,566,248
Crompton Greaves Consumer Electricals Ltd. ...... 1,325,359 3,278,193
Eureka Forbes Ltd.
(a)
...................... 129,313 582,580
Sheela Foam Ltd. ........................ 72,955 490,796
TTK Prestige Ltd. ......................... 81,299 498,653
Whirlpool of India Ltd. ...................... 159,718 1,346,507
9,762,977
a
Household Products  —  0 .1%
Jyothy Labs Ltd. ......................... 289,609 618,048
a
Independent Power and Renewable Electricity Producers  —  1 .1%
Acme Solar Holdings Ltd. ................... 413,517 1,744,019
Clean Max Enviro Energy Solutions Ltd.
(a)
........ 60,630 794,269
Jaiprakash Power Ventures Ltd.
(a)
.............. 7,957,433 1,372,349
KPI Green Energy Ltd.
(b)
.................... 190,603 608,975
NLC India Ltd. ........................... 687,909 1,930,315
Reliance Power Ltd.
(a)
...................... 5,519,524 1,277,984
Vedanta Power Ltd.
(a)
...................... 2,911,552 1,076,141
8,804,052
a
Industrial Conglomerates  —  1 .3%
3M India Ltd. ............................ 5,325 1,863,140
Apar Industries Ltd.
(a)
...................... 36,018 6,683,970
Nava Ltd. .............................. 268,628 1,601,159
10,148,269
a
Insurance  —  1 .9%
Canara HSBC Life Insurance Co. Ltd. ........... 498,863 817,633
Go Digit General Insurance Ltd.
(a)
.............. 485,244 1,310,323
Max Financial Services Ltd.
(a)
................. 546,418 9,014,919
Religare Enterprises Ltd.
(a)
................... 207,806 528,907
Star Health & Allied Insurance Co. Ltd.
(a)
......... 496,498 2,957,933
14,629,715
a
Interactive Media & Services  —  0 .1%
Amagi Media Labs Ltd.
(a)
.................... 102,758 612,675
a
IT Services  —  3 .2%
Black Box Ltd. ........................... 67,838 532,238
Coforge Ltd. ............................ 677,051 14,086,410
Cyient Ltd. ............................. 169,667 2,090,240
Happiest Minds Technologies Ltd. .............. 179,655 766,477
Hexaware Technologies Ltd. ................. 312,499 1,818,064
Sonata Software Ltd. ...................... 360,314 1,103,154

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
IT Services (continued)
Tata Technologies Ltd. ..................... 342,372 $ 2,984,984
Zensar Technologies Ltd. ................... 243,039 1,173,661
24,555,228
a
Life Sciences Tools & Services  —  1 .4%
Anthem Biosciences Ltd. .................... 225,974 2,118,595
Indegene Ltd. ........................... 165,820 1,064,551
Onesource Specialty Pharma Ltd.
(a)
............ 126,894 2,022,954
SAI Life Sciences Ltd.
(a) (b)
................... 280,110 4,294,810
Syngene International Ltd.
(b)
................. 382,691 1,610,586
11,111,496
a
Machinery  —  6 .8%
Action Construction Equipment Ltd. ............ 80,798 941,053
AIA Engineering Ltd. ....................... 83,903 3,748,992
Azad Engineering Ltd.
(a)
.................... 58,039 1,741,875
BEML Ltd. ............................. 78,802 1,601,099
Craftsman Automation Ltd. .................. 30,428 3,581,329
Elgi Equipments Ltd. ...................... 369,328 2,430,308
ESAB India Ltd. .......................... 8,254 530,010
Escorts Kubota Ltd. ....................... 64,601 2,030,466
Force Motors Ltd. ........................ 9,733 1,787,780
Grindwell Norton Ltd. ...................... 93,584 1,988,421
Happy Forgings Ltd. ....................... 43,481 1,099,781
Ingersoll Rand India Ltd. .................... 15,481 788,208
INOX India Ltd. .......................... 45,986 1,030,056
ISGEC Heavy Engineering Ltd. ............... 55,177 457,860
Jupiter Wagons Ltd.
(a)
...................... 192,871 486,225
Jyoti CNC Automation Ltd.
(a)
................. 154,961 1,617,119
Kirloskar Brothers Ltd. ..................... 49,665 990,978
Kirloskar Oil Engines Ltd. ................... 168,798 3,718,091
Kirloskar Pneumatic Co. Ltd. ................. 153,082 1,147,609
KSB Ltd. .............................. 112,062 949,755
Lloyds Engineering Works Ltd. ................ 1,389,395 1,259,067
LMW Ltd. .............................. 7,893 1,571,928
MTAR Technologies Ltd.
(a)
................... 45,455 3,359,726
Olectra Greentech Ltd. ..................... 76,906 1,029,360
Shaily Engineering Plastics Ltd. ............... 50,977 1,749,728
Shakti Pumps India Ltd. .................... 119,068 607,412
SKF India Industrial Ltd. .................... 46,575 1,459,817
Tega Industries Ltd. ....................... 32,308 537,858
Thermax Ltd. ........................... 81,752 3,348,270
Timken India Ltd. ......................... 75,527 2,496,428
Titagarh Rail System Ltd. ................... 162,938 1,398,510
Triveni Power Transmission Ltd.
(a)
.............. 49,800 284,970
Vesuvius India Ltd. ........................ 179,368 767,798
52,537,887
a
Marine Transportation  —  0 .1%
Shipping Corp. of India Ltd. .................. 341,427 1,037,228
a
Media  —  0 .6%
Affle 3i Ltd.
(a)
............................ 126,085 2,114,338
Sun TV Network Ltd. ...................... 168,304 823,436
Zee Entertainment Enterprises Ltd.
(a)
............ 1,621,066 1,591,047
4,528,821
a
Metals & Mining  —  3 .1%
Ashapura Minechem Ltd. ................... 102,450 606,616
Godawari Power and Ispat Ltd. ............... 458,662 1,172,509
Gravita India Ltd.
(a)
........................ 63,243 1,193,958
Hindustan Copper Ltd. ..................... 612,480 3,374,466
Jindal Saw Ltd. .......................... 469,495 1,524,457
Kirloskar Ferrous Industries Ltd. ............... 123,958 588,917
Maharashtra Seamless Ltd. .................. 71,972 500,878
Mishra Dhatu Nigam Ltd.
(b)
.................. 100,442 436,311
Security Shares Value
a
Metals & Mining (continued)
NMDC Steel Ltd.
(a)
........................ 1,424,197 $ 690,110
PTC Industries Ltd.
(a)
...................... 9,485 2,201,595
Ramkrishna Forgings Ltd. ................... 151,681 1,183,717
Ratnamani Metals & Tubes Ltd. ............... 55,143 1,534,395
Sandur Manganese & Iron Ores Ltd. (The) ........ 234,929 498,485
Sarda Energy & Minerals Ltd. ................ 164,792 862,680
Usha Martin Ltd. ......................... 321,077 1,680,586
Vedanta Iron and Steel Ltd.
(a)
................. 2,911,552 1,126,613
Welspun Corp. Ltd. ....................... 194,907 4,889,041
24,065,334
a
Office REITs  —  1 .9%
Brookfield India Real Estate Trust
(b)
............. 1,096,879 3,937,084
Embassy Office Parks REIT .................. 1,800,954 8,294,169
Mindspace Business Parks REIT
(b)
............. 419,252 2,183,450
14,414,703
a
Oil, Gas & Consumable Fuels  —  1 .2%
Aegis Logistics Ltd. ....................... 259,344 3,442,476
Chennai Petroleum Corp. Ltd. ................ 93,769 1,346,023
Great Eastern Shipping Co. Ltd. (The) ........... 203,068 2,773,713
Gujarat Mineral Development Corp. Ltd. ......... 158,688 937,846
Vedanta Oil and Gas Ltd.
(a)
.................. 2,682,895 1,091,127
9,591,185
a
Paper & Forest Products  —  0 .2%
Century Plyboards India Ltd. ................. 119,000 945,781
JK Paper Ltd. ........................... 145,282 604,148
1,549,929
a
Personal Care Products  —  0 .5%
Emami Ltd. ............................. 397,665 1,519,720
Gillette India Ltd. ......................... 12,245 941,586
Honasa Consumer Ltd. ..................... 309,715 1,561,981
4,023,287
a
Pharmaceuticals  —  7 .4%
Aarti Pharmalabs Ltd. ...................... 90,621 804,757
Acutaas Chemicals Ltd. .................... 103,701 3,436,862
Aether Industries Ltd.
(a)
..................... 65,839 1,169,130
Ajanta Pharma Ltd. ....................... 92,346 3,492,042
Alembic Pharmaceuticals Ltd. ................ 96,518 846,239
Alivus Life Sciences Ltd. .................... 61,400 905,829
AstraZeneca Pharma India Ltd. ............... 9,114 665,259
Caplin Point Laboratories Ltd. ................ 40,687 1,075,529
Cohance Lifesciences Ltd.
(a)
................. 280,516 1,341,008
Concord Biotech Ltd. ...................... 56,069 851,782
Emcure Pharmaceuticals Ltd.
(a)
............... 67,461 1,312,852
Eris Lifesciences Ltd.
(b)
..................... 87,191 1,187,395
Gland Pharma Ltd.
(b)
....................... 80,035 2,427,219
GlaxoSmithKline Pharmaceuticals Ltd. .......... 80,611 2,580,696
Glenmark Pharmaceuticals Ltd. ............... 297,871 7,757,429
Granules India Ltd. ........................ 248,365 2,160,120
Ipca Laboratories Ltd. ...................... 294,050 6,097,253
Jubilant Pharmova Ltd. ..................... 133,836 1,239,372
Marksans Pharma Ltd. ..................... 428,037 1,444,347
Natco Pharma Ltd. ........................ 169,144 1,493,660
Neuland Laboratories Ltd. ................... 16,274 3,931,667
Piramal Pharma Ltd.
(a)
..................... 1,267,640 2,851,047
Procter & Gamble Health Ltd. ................ 15,971 966,607
Sanofi Consumer Healthcare India Ltd. .......... 13,472 585,350
Sanofi India Ltd. ......................... 14,846 486,770
Shilpa Medicare Ltd. ....................... 185,129 1,845,415
Strides Pharma Science Ltd. ................. 125,749 1,354,000

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Pharmaceuticals (continued)
Wockhardt Ltd.
(a)
......................... 154,287 $ 3,051,827
57,361,463
a
Professional Services  —  1 .7%
BLS International Services Ltd. ............... 216,828 546,876
Computer Age Management Services Ltd. ........ 458,961 3,765,451
eClerx Services Ltd. ....................... 84,382 1,750,644
Firstsource Solutions Ltd. ................... 588,685 1,634,138
International Gemological Institute Ltd. .......... 200,580 717,328
L&T Technology Services Ltd.
(b)
............... 41,425 1,568,270
RITES Ltd. ............................. 220,813 505,765
Sagility Ltd. ............................. 4,670,204 2,308,077
12,796,549
a
Real Estate Management & Development  —  1 .3%
Aditya Birla Real Estate Ltd. ................. 101,365 1,442,489
Anant Raj Ltd. ........................... 265,078 1,678,251
Brigade Enterprises Ltd. .................... 343,824 2,365,230
Embassy Developments Ltd.
(a)
................ 1,027,498 670,056
Genus Prime Infra Ltd.
(a)
.................... 29,552 12,581
Mahindra Lifespace Developers Ltd. ............ 205,990 791,335
Max Estates Ltd.
(a)
........................ 103,722 557,972
NESCO Ltd. ............................ 45,315 494,986
SignatureGlobal India Ltd.
(a)
.................. 50,033 404,245
Sobha Ltd. ............................. 89,428 1,179,134
Wework India Management Ltd.
(a)
.............. 102,607 738,064
10,334,343
a
Retail REITs  —  0 .4%
Nexus Select Trust ........................ 1,677,406 2,957,010
a
Semiconductors & Semiconductor Equipment  —  0 .6%
Borosil Renewables Ltd.
(a)
................... 94,928 500,432
Emmvee Photovoltaic Power Ltd.
(a) (b)
............ 277,701 936,288
Premier Energies Ltd.
(b)
..................... 309,132 3,361,625
4,798,345
a
Software  —  1 .5%
Birlasoft Ltd. ............................ 351,697 1,074,042
BlackBuck Ltd.
(a)
......................... 214,348 1,335,387
Fractal Analytics Ltd.
(a)
..................... 99,833 892,203
Intellect Design Arena Ltd. ................... 175,869 1,256,223
KPIT Technologies Ltd. ..................... 316,341 1,941,865
Newgen Software Technologies Ltd. ............ 137,548 762,546
Rategain Travel Technologies Ltd. , Class A
(a)
...... 107,443 1,057,011
Tanla Platforms Ltd. ....................... 128,007 711,326
Tata Elxsi Ltd. ........................... 58,934 2,212,349
11,242,952
a
Specialty Retail  —  1 .5%
Aditya Birla Fashion and Retail Ltd.
(a)
........... 1,159,483 633,655
Aditya Birla Lifestyle Brands Ltd. .............. 1,090,738 991,943
Aditya Vision Ltd.
(b)
........................ 124,636 785,623
Arvind Fashions Ltd. ....................... 165,254 784,583
Bluestone Jewellery And Lifestyle Ltd.
(a)
.......... 129,038 1,106,596
BrainBees Solutions Ltd.
(a)
................... 385,756 738,101
Cartrade Tech Ltd.
(a)
....................... 85,787 2,692,363
Ethos Ltd.
(a)
............................. 25,473 774,728
PC Jeweller Ltd.
(a)
........................ 5,081,600 585,680
Security Shares Value
a
Specialty Retail (continued)
Senco Gold Ltd. .......................... 122,923 $ 449,482
Thanga Mayil Jewellery Ltd. ................. 23,262 1,321,077
V2 Retail Ltd.
(a)
.......................... 307,909 719,035
11,582,866
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Netweb Technologies India Ltd. ............... 36,121 1,964,965
a
Textiles, Apparel & Luxury Goods  —  2 .4%
Arvind Ltd.
(a)
............................ 303,875 1,771,318
Bata India Ltd. ........................... 110,263 789,518
Campus Activewear Ltd. .................... 177,757 421,874
Garware Technical Fibres Ltd. ................ 85,487 729,864
Indo Count Industries Ltd. ................... 149,095 733,392
Kalyan Jewellers India Ltd. .................. 765,603 4,823,926
KPR Mill Ltd. ............................ 234,106 2,892,513
Pearl Global Industries Ltd. .................. 34,664 895,620
Relaxo Footwears Ltd.
(a)
.................... 144,519 542,278
Safari Industries India Ltd. ................... 45,524 722,088
Swan Corp. Ltd. .......................... 235,318 723,516
Trident Ltd. ............................. 2,567,165 650,471
Vardhman Textiles Ltd. ..................... 212,379 1,274,908
Vedant Fashions Ltd.
(a)
..................... 130,292 745,854
Welspun Living Ltd. ....................... 498,607 1,025,113
18,742,253
a
Tobacco  —  0 .2%
Godfrey Phillips India Ltd. ................... 79,122 1,747,487
a
Trading Companies & Distributors  —  0 .2%
IndiaMart InterMesh Ltd.
(b)
................... 63,059 1,161,237
a
Transportation Infrastructure  —  0 .1%
Gujarat Pipavav Port Ltd. ................... 570,266 1,002,891
a
Water Utilities  —  0 .2%
VA Tech Wabag Ltd. ....................... 88,480 1,835,208
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 585,711,059 ) ................................ 770,330,895
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 20,137,785 20,137,785
a
Total Short-Term Securities — 2.6%
(Cost: $ 20,137,785 ) ................................. 20,137,785
Total Investments — 102.1%
(Cost: $ 605,848,844 ) ................................ 790,468,680
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (16,134,030)
Net Assets — 100.0% ................................. $ 774,334,650
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI India Small-Cap ETF
16
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ 20,210,000 $ — $ (72,215)
(a)
$ — $ — $ 20,137,785 20,137,785 $ 512,456 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index ................................................................ 75 09/29/26 $ 3,628 $ (25,936)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 25,936 $ — $ — $ — $ 25,936
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (180,145) $ — $ — $ — $ (180,145)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 4,904 $ — $ — $ — $ 4,904
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,181,293
a

iShares
®
MSCI India Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 12,662,155  $ 757,668,740  $ —  $ 770,330,895
Short-Term Securities
Money Market Funds ....................................... 20,137,785  —  —  20,137,785
$ 32,799,940  $ 757,668,740  $ —  $ 790,468,680
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ —  $ (25,936) $ —  $ (25,936)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  2 .0%
Aisin Corp. ............................. 126,600 $ 1,775,576
Bridgestone Corp. ........................ 298,200 7,703,715
Denso Corp. ............................ 458,400 5,503,106
14,982,397
a
Automobiles  —  10 .2%
Honda Motor Co. Ltd. ...................... 1,036,600 11,097,398
Isuzu Motors Ltd. ......................... 153,200 2,175,638
Subaru Corp. ........................... 153,800 2,549,970
Suzuki Motor Corp. ....................... 455,500 6,306,092
Toyota Motor Corp. ....................... 2,700,700 53,044,523
Yamaha Motor Co. Ltd. ..................... 248,000 2,954,405
78,128,026
a
Banks  —  22 .8%
Chiba Bank Ltd. (The) ...................... 158,200 2,776,047
Japan Post Bank Co. Ltd. ................... 502,300 10,638,101
Mitsubishi UFJ Financial Group, Inc. ............ 3,052,000 69,581,421
Mizuho Financial Group, Inc. ................. 656,150 34,952,123
Sumitomo Mitsui Financial Group, Inc. ........... 1,036,600 44,498,908
Sumitomo Mitsui Trust Group, Inc. ............. 726,200 8,039,231
Yokohama Financial Group, Inc. ............... 284,800 3,456,929
173,942,760
a
Beverages  —  1 .0%
Asahi Group Holdings Ltd. ................... 402,400 4,217,891
Kirin Holdings Co. Ltd. ..................... 141,200 2,695,715
Suntory Beverage & Food Ltd. ................ 36,200 1,020,040
7,933,646
a
Building Products  —  0 .7%
AGC, Inc. .............................. 51,800 1,850,256
Daikin Industries Ltd. ...................... 25,800 3,323,070
5,173,326
a
Capital Markets  —  2 .6%
Daiwa Securities Group, Inc. ................. 355,600 4,083,294
Japan Exchange Group, Inc. ................. 278,000 3,884,709
Nomura Holdings, Inc. ..................... 840,000 8,552,608
SBI Holdings, Inc. ........................ 157,200 3,247,636
19,768,247
a
Chemicals  —  2 .5%
Asahi Kasei Corp. ........................ 347,800 3,560,053
Mitsubishi Chemical Group Corp. .............. 364,000 2,729,403
Nippon Paint Holdings Co. Ltd. ................ 266,800 2,012,692
Nitto Denko Corp. ........................ 90,400 1,974,235
Shin-Etsu Chemical Co. Ltd. ................. 156,900 5,874,435
Toray Industries, Inc. ...................... 371,200 2,977,446
19,128,264
a
Commercial Services & Supplies  —  1 .1%
Dai Nippon Printing Co. Ltd. ................. 110,800 2,141,540
Secom Co. Ltd. .......................... 112,000 4,533,267
TOPPAN Holdings, Inc. ..................... 59,400 1,883,236
8,558,043
a
Construction & Engineering  —  0 .7%
Obayashi Corp. .......................... 185,500 3,460,025
Shimizu Corp. ........................... 141,200 2,100,283
5,560,308
a
Diversified Telecommunication Services  —  1 .2%
NTT, Inc. .............................. 8,541,500 9,209,842
a
Security Shares Value
a
Electric Utilities  —  1 .0%
Chubu Electric Power Co., Inc. ................ 184,000 $ 3,302,011
Kansai Electric Power Co., Inc. (The) ........... 266,800 4,680,132
7,982,143
a
Electrical Equipment  —  0 .4%
Fuji Electric Co. Ltd. ....................... 38,700 3,324,682
a
Electronic Equipment, Instruments & Components  —  2 .7%
Kyocera Corp. ........................... 329,600 7,498,557
Murata Manufacturing Co. Ltd. ................ 298,200 13,252,041
20,750,598
a
Financial Services  —  1 .8%
Mitsubishi HC Capital, Inc. ................... 237,200 2,065,259
ORIX Corp. ............................. 310,800 12,091,925
14,157,184
a
Food Products  —  0 .1%
Kikkoman Corp. .......................... 94,800 1,086,931
a
Gas Utilities  —  0 .4%
Osaka Gas Co. Ltd. ....................... 91,000 3,277,916
a
Ground Transportation  —  1 .1%
Central Japan Railway Co. .................. 109,800 2,721,951
East Japan Railway Co. .................... 94,100 2,098,844
Hankyu Hanshin Holdings, Inc. ................ 48,100 1,414,027
West Japan Railway Co. .................... 106,000 2,000,563
8,235,385
a
Health Care Equipment & Supplies  —  0 .3%
Olympus Corp. .......................... 152,800 2,017,242
a
Household Durables  —  2 .9%
Panasonic Holdings Corp. ................... 659,300 18,384,067
Sekisui House Ltd. ........................ 172,600 3,721,600
22,105,667
a
Household Products  —  0 .3%
Unicharm Corp. .......................... 314,200 1,962,935
a
Industrial Conglomerates  —  0 .2%
Hikari Tsushin, Inc. ........................ 5,000 1,264,768
a
Insurance  —  6 .0%
Daiichi Life Group, Inc. ..................... 989,800 11,320,662
Japan Post Holdings Co. Ltd. ................. 442,200 6,842,981
Japan Post Insurance Co. Ltd. ................ 145,100 1,530,865
MS&AD Insurance Group Holdings, Inc. ......... 219,700 6,978,173
Sompo Holdings, Inc. ...................... 152,800 6,510,212
T&D Holdings, Inc. ........................ 125,500 3,808,188
Tokio Marine Holdings, Inc. .................. 176,300 8,465,278
45,456,359
a
Interactive Media & Services  —  0 .3%
LY Corp. ............................... 737,700 2,570,654
a
IT Services  —  0 .3%
Obic Co. Ltd. ............................ 32,100 1,021,271
Otsuka Corp. ........................... 59,200 1,337,053
2,358,324
a
Leisure Products  —  0 .7%
Bandai Namco Holdings, Inc. ................. 74,800 2,679,075
Shimano, Inc. ........................... 19,300 2,403,009
5,082,084
a

iShares
®
MSCI Japan Value ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Machinery  —  2 .7%
FANUC Corp. ........................... 94,100 $ 3,526,031
Komatsu Ltd. ........................... 125,500 5,804,021
Kubota Corp. ........................... 261,600 4,772,882
Makita Corp. ............................ 59,600 1,969,055
SMC Corp. ............................. 9,800 4,295,745
20,367,734
a
Marine Transportation  —  1 .4%
Kawasaki Kisen Kaisha Ltd. .................. 106,000 2,205,412
Mitsui OSK Lines Ltd. ...................... 91,000 3,985,451
Nippon Yusen KK ......................... 106,000 4,661,069
10,851,932
a
Metals & Mining  —  1 .3%
Nippon Steel Corp. ........................ 1,392,100 5,836,507
Sumitomo Metal Mining Co. Ltd. ............... 64,200 4,429,119
10,265,626
a
Office REITs  —  0 .2%
Nippon Building Fund, Inc. ................... 2,128 1,680,794
a
Oil, Gas & Consumable Fuels  —  1 .8%
ENEOS Holdings, Inc. ..................... 727,000 6,061,678
Idemitsu Kosan Co. Ltd. .................... 141,260 1,250,947
Inpex Corp. ............................. 251,100 6,205,075
13,517,700
a
Passenger Airlines  —  0 .1%
ANA Holdings, Inc. ........................ 32,100 609,204
a
Personal Care Products  —  1 .0%
Kao Corp. .............................. 256,500 5,839,816
Shiseido Co. Ltd. ......................... 62,700 1,462,603
7,302,419
a
Pharmaceuticals  —  2 .7%
Astellas Pharma, Inc. ...................... 313,900 4,653,945
Eisai Co. Ltd. ........................... 75,300 2,237,900
Kyowa Kirin Co. Ltd. ....................... 62,700 1,032,538
Shionogi & Co. Ltd. ....................... 216,700 3,939,245
Takeda Pharmaceutical Co. Ltd. ............... 235,700 8,521,107
20,384,735
a
Real Estate Management & Development  —  2 .8%
Daito Trust Construction Co. Ltd. .............. 80,000 1,668,041
Daiwa House Industry Co. Ltd. ................ 158,200 4,617,643
Hulic Co. Ltd. ........................... 122,000 1,360,914
Mitsubishi Estate Co. Ltd. ................... 156,800 3,690,982
Security Shares Value
a
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd. .................... 706,700 $ 6,684,843
Sumitomo Realty & Development Co. Ltd. ........ 176,200 3,654,832
21,677,255
a
Semiconductors & Semiconductor Equipment  —  1 .4%
Renesas Electronics Corp. .................. 502,600 10,511,163
a
Specialty Retail  —  0 .3%
Nitori Holdings Co. Ltd. ..................... 106,000 2,022,405
a
Technology Hardware, Storage & Peripherals  —  1 .8%
Canon, Inc. ............................. 235,700 6,874,813
FUJIFILM Holdings Corp. ................... 313,900 6,622,010
13,496,823
a
Tobacco  —  1 .8%
Japan Tobacco, Inc. ....................... 313,900 13,575,931
a
Trading Companies & Distributors  —  10 .6%
Marubeni Corp. .......................... 392,400 12,005,126
Mitsubishi Corp. .......................... 880,700 26,391,307
Mitsui & Co. Ltd. ......................... 667,800 20,850,082
Sumitomo Corp. ......................... 1,169,500 13,055,039
Toyota Tsusho Corp. ....................... 178,500 8,284,968
80,586,522
a
Wireless Telecommunication Services  —  6 .5%
KDDI Corp. ............................. 832,300 15,374,897
SoftBank Corp. .......................... 8,213,300 12,165,885
SoftBank Group Corp. ..................... 691,000 22,260,318
49,801,100
a
Total Long-Term Investments — 99.7%
(Cost: $ 642,001,669 ) ................................ 760,669,074
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 95,157 95,157
a
Total Short-Term Securities — 0.0%
(Cost: $ 95,157 ) .................................... 95,157
Total Investments — 99.7%
(Cost: $ 642,096,826 ) ................................ 760,764,231
Other Assets Less Liabilities — 0 .3% ..................... 2,384,870
Net Assets — 100.0% ................................. $ 763,149,101
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Japan Value ETF
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ — $ 259
(b)
$ — $ (259) $ — $ — — $ 1,474
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 60,000 35,157
(b)
— — — 95,157 95,157 9,707 —
$ — $ (259) $ —
$ 95,157
$ 11,181 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 102 09/10/26 $ 2,642 $ 35,363
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 35,363 $ — $ — $ — $ 35,363
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 1,737,352 $ — $ — $ — $ 1,737,352
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (30,003) $ — $ — $ — $ (30,003)

iShares
®
MSCI Japan Value ETF
Schedule of Investments
(continued)
August 31, 2026
21
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,931,169
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 2,000,563  $ 758,668,511  $ —  $ 760,669,074
Short-Term Securities
Money Market Funds ........................................ 95,157  —  —  95,157
$ 2,095,720  $ 758,668,511  $ —  $ 760,764,231
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 35,363  $ —  $ 35,363
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

22
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements
iShares
MSCI China
Multisector Tech
ETF
iShares
MSCI India ETF
iShares
MSCI India Small-
Cap ETF
iShares
MSCI Japan Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 44,649,560  $ 6,694,912,487  $ 770,330,895  $ 760,669,074
Investments, at value — affiliated
(c)
......................................... 1,039,706  204,419,945  20,137,785  95,157
Cash ............................................................. —  550,122  —  —
Cash pledged:
Futures contracts ................................................... 8,000  1,503,000  160,000  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  —  —  109,064
Foreign currency, at value
(e)
.............................................. 670,659  433,566  1,598,894  788,854
Receivables:
Investments sold ................................................... 2,782,947  127,847,788  28,672,418  5,471,789
Securities lending income — affiliated ..................................... 2,479  —  —  —
Dividends — unaffiliated .............................................. 2,325  3,210,081  829,100  921,403
Dividends — affiliated ................................................ 78  595,410  53,426  892
Variation margin on futures contracts ...................................... —  —  —  5,996
Total assets ........................................................
49,155,754  7,033,472,399  821,782,518  768,062,229
LIABILITIES
Collateral on securities loaned ............................................ 1,018,869  —  —  —
Payables:
Investments purchased ............................................... 3,462,029  136,215,807  27,960,216  4,630,452
Capital shares redeemed .............................................. —  —  —  185,834
Deferred foreign capital gain tax ......................................... —  147,135,934  18,947,663  —
Investment advisory fees .............................................. 22,589  3,572,219  521,549  96,842
Variation margin on futures contracts ...................................... 1,099  117,363  18,440  —
Total liabilities .......................................................
4,504,586  287,041,323  47,447,868  4,913,128
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 44,651,168  $ 6,746,431,076  $ 774,334,650  $ 763,149,101
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 45,822,615  $ 4,627,059,896  $ 627,401,176  $ 641,114,925
Accumulated earnings (loss) ............................................. (1,171,447) 2,119,371,180  146,933,474  122,034,176
NET ASSETS .......................................................
$ 44,651,168  $ 6,746,431,076  $ 774,334,650  $ 763,149,101
NET ASSET VALUE
Shares outstanding ................................................... 1,900,000  135,600,000  10,750,000  16,000,000
Net asset value ...................................................... $ 23.50  $ 49.75  $ 72.03  $ 47.70
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 968,616  $ —  $ —  $ —
(b)
Investments, at cost — unaffiliated ....................................... $ 40,370,153  $ 5,359,045,594  $ 585,711,059  $ 642,001,669
(c)
Investments, at cost — affiliated ......................................... $ 1,039,604  $ 204,419,945  $ 20,137,785  $ 95,157
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ —  $ —  $ 107,273
(e)
  Foreign currency, at cost .............................................. $ 670,530  $ 435,398  $ 1,594,691  $ 789,373

23
Statements of Operations
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI China
Multisector Tech
ETF
iShares
MSCI India ETF
iShares
MSCI India Small-
Cap ETF
iShares
MSCI Japan Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 522,239  $ 97,381,543  $ 6,498,730  $ 17,592,809
Dividends — affiliated .............................................. 1,956  9,165,437  512,456  9,707
Interest — unaffiliated .............................................. 321  323,276  9,729  343
Securities lending income — affiliated — net ............................... 33,631  —  —  1,474
Foreign taxes withheld ............................................. (21,929) (23,803,172) (1,231,757) (1,759,273)
Total investment income ..............................................
536,218  83,067,084  5,789,158  15,845,060
EXPENSES
Investment advisory ............................................... 252,513  50,717,718  5,453,548  953,432
Commitment costs ................................................ 387  40,692  6,732  5,646
Interest expense ................................................. 119  11,233  3,972  140
Total expenses .................................................... 253,019  50,769,643  5,464,252  959,218
Net investment income ...............................................
283,199  32,297,441  324,906  14,885,842
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (2,185,652) 73,673,316  19,512,187  16,316,015
Investments — affiliated ........................................... (297) —  —  (259)
Foreign currency transactions ....................................... (388) (3,310,304) (812,176) (504,195)
Futures contracts ............................................... (4,482) (7,064,317) (180,145) 1,737,352
In-kind redemptions — unaffiliated
(b)
................................... 477,091  —  —  78,627,062
(1,713,728) 63,298,695  18,519,866  96,175,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 364,325  (581,936,434) (10,162,202) 48,965,132
Investments — affiliated ........................................... 85  —  —  —
Foreign currency translations ....................................... 46  257,719  17,052  18,539
Futures contracts ............................................... (1,013) 138,751  4,904  (30,003)
363,443  (581,539,964) (10,140,246) 48,953,668
Net realized and unrealized gain (loss) ....................................
(1,350,285) (518,241,269) 8,379,620  145,129,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (1,067,086) $ (485,943,828) $ 8,704,526  $ 160,015,485
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ —  $ (36,983,184) $ (8,409,476) $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in (increase in) deferred foreign capital gain tax of ................ $ —  $ 81,030,512  $ (3,196,438) $ —

24
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI China Multisector Tech ETF
iShares
MSCI India ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 283,199  $ 204,116  $ 32,297,441  $ 46,831,105
Net realized gain (loss) ......................................... (1,713,728) (747,659) 63,298,695  (134,863,866)
Net change in unrealized appreciation (depreciation) ..................... 363,443  5,945,847  (581,539,964) (988,747,432)
Net increase (decrease) in net assets resulting from operations ................
(1,067,086) 5,402,304  (485,943,828) (1,076,780,193)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,018,992) (281,695) —  (75,501,466)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
18,303,506  17,250,376  (1,941,084,525) (1,177,268,839)
NET ASSETS
Total increase (decrease) in net assets ................................ 16,217,428  22,370,985  (2,427,028,353) (2,329,550,498)
Beginning of year ...............................................
28,433,740  6,062,755  9,173,459,429  11,503,009,927
End of year ...................................................
$ 44,651,168  $ 28,433,740  $ 6,746,431,076  $ 9,173,459,429
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
.
iShares
MSCI India Small-Cap ETF
iShares
MSCI Japan Value ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 324,906  $ 404,668  $ 14,885,842  $ 8,236,843
Net realized gain (loss) ......................................... 18,519,866  (13,779,934) 96,175,975  15,356,813
Net change in unrealized appreciation (depreciation) ..................... (10,140,246) (66,905,332) 48,953,668  37,389,451
Net increase (decrease) in net assets resulting from operations ................
8,704,526  (80,280,598) 160,015,485  60,983,107
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(15,123,014) (58,602,040) (29,420,278) (10,789,285)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(118,131,099) 43,895,171  153,804,846  157,564,547
NET ASSETS
Total increase (decrease) in net assets ................................ (124,549,587) (94,987,467) 284,400,053  207,758,369
Beginning of year ...............................................
898,884,237  993,871,704  478,749,048  270,990,679
End of year ...................................................
$ 774,334,650  $ 898,884,237  $ 763,149,101  $ 478,749,048
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

26
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI China Multisector Tech ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Period From
01/25/22
(a)
to 08/31/22
Net asset value, beginning of period ......................
$ 23.69  $ 15.16  $ 17.88  $ 19.86  $ 24.81
Net investment income
(b)
.............................. 0 .16  0 .26  0 .17  0 .07  0 .12
Net realized and unrealized gain (loss)
(c)
....................
0 .19  8 .76  ( 2 .16 ) ( 1 .84 ) ( 5 .02 )
Net increase (decrease) from investment operations .............
0 .35  9 .02  ( 1 .99 ) ( 1 .77 ) ( 4 .90 )
Distributions from net investment income
(d)
.................... ( 0 .54 ) ( 0 .49 ) ( 0 .73 ) ( 0 .21 ) ( 0 .05 )
Net asset value, end of period ...........................
$ 23.50  $ 23.69  $ 15.16  $ 17.88  $ 19.86
Total Return
(e)
Based on net asset value ...............................
1 .54% 60.50% (11.40) % ( 8 .96 ) % (19.74) %
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................
0 .59% 0 .59% 0 .59% 0 .59% 0 .59%
(h)
Net investment income .................................
0 .66% 1 .35% 1 .01% 0 .38% 0 .93%
(h)
Supplemental Data
Net assets, end of period (000) ...........................
$ 44,651  $ 28,434  $ 6,063  $ 7,152  $ 7,944
Portfolio turnover rate
(i)
.................................
40% 31% 25% 23% 17%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

27
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI India ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
(a)
Net asset value, beginning of year ........................
$ 51.97  $ 57.63  $ 43.77  $ 43.22  $ 48.79
Net investment income
(b)
.............................. 0 .20  0 .26  0 .26  0 .21  0 .21
Net realized and unrealized gain (loss)
(c)
....................
( 2 .42 ) ( 5 .52 ) 13.60  0 .42  ( 2 .87 )
Net increase (decrease) from investment operations .............
( 2 .22 ) ( 5 .26 ) 13.86  0 .63  ( 2 .66 )
Distributions
(d)
From net investment income ........................... —  ( 0 .40 ) —  —  ( 2 .91 )
Return of capital ....................................
—  —  —  ( 0 .08 ) —
Total distributions ....................................
—  ( 0 .40 ) —  ( 0 .08 ) ( 2 .91 )
Net asset value, end of year ............................
$ 49.75  $ 51.97  $ 57.63  $ 43.77  $ 43.22
Total Return
(e)
Based on net asset value ...............................
( 4 .27 ) %
(f)
( 9 .15 ) % 31.65% 1 .44% ( 5 .66 ) %
Ratios to Average Net Assets
(g)
Total expenses ......................................
0 .62% 0 .61% 0 .62% 0 .65% 0 .68%
Net investment income .................................
0 .40% 0 .48% 0 .52% 0 .51% 0 .47%
Supplemental Data
Net assets, end of year (000) .............................
$ 6,746,431  $ 9,173,459  $ 11,503,010  $ 5,940,182  $ 4,185,618
Portfolio turnover rate
(h)
.................................
25% 30% 25% 18% 95%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

28
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI India Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
(a)
Year Ended
08/31/22
(a)
Net asset value, beginning of year .......................
$ 71.91  $ 84.23  $ 62.81  $ 54.43  $ 57.80
Net investment income
(b)
............................. 0 .03  0 .04  0 .13  0 .15  0 .04
Net realized and unrealized gain (loss)
(c)
...................
1 .50  ( 7 .13 ) 21.53  8 .28  ( 2 .64 )
Net increase (decrease) from investment operations ............
1 .53  ( 7 .09 ) 21.66  8 .43  ( 2 .60 )
Distributions
(d)
From net investment income .......................... —  ( 0 .53 ) —  —  ( 0 .77 )
From net realized gain ............................... ( 1 .41 ) ( 4 .70 ) ( 0 .24 ) ( 0 .05 ) —
Total distributions ...................................
( 1 .41 ) ( 5 .23 ) ( 0 .24 ) ( 0 .05 ) ( 0 .77 )
Net asset value, end of year ...........................
$ 72.03  $ 71.91  $ 84.23  $ 62.81  $ 54.43
Total Return
(e)
Based on net asset value ..............................
2 .23%
(f)
( 8 .94 ) % 34.57% 15.50% ( 4 .61 ) %
Ratios to Average Net Assets
(g)
Total expenses .....................................
0 .74% 0 .74% 0 .75% 0 .80%
(h)
0 .74%
Net investment income ................................
0 .04% 0 .05% 0 .18% 0 .28% 0 .08%
Supplemental Data
Net assets, end of year (000) ............................
$ 774,335  $ 898,884  $ 993,872  $ 414,565  $ 304,800
Portfolio turnover rate
(i)
................................
44% 62% 51% 150% 56%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.74%.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Japan Value ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 38.00  $ 33.46  $ 28.16  $ 23.78  $ 27.73
Net investment income
(a)
................................ 1 .01  0 .88  0 .84  0 .73  0 .72
Net realized and unrealized gain (loss)
(b)
......................
10.92  4 .85  5 .51  4 .31  ( 3 .88 )
Net increase (decrease) from investment operations ...............
11.93  5 .73  6 .35  5 .04  ( 3 .16 )
Distributions from net investment income
(c)
...................... ( 2 .23 ) ( 1 .19 ) ( 1 .05 ) ( 0 .66 ) ( 0 .79 )
Net asset value, end of year ..............................
$ 47.70  $ 38.00  $ 33.46  $ 28.16  $ 23.78
Total Return
(d)
Based on net asset value .................................
32.47% 17.81% 23.04% 21.46% (11.57) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
2 .34% 2 .63% 2 .75% 2 .82% 2 .74%
Supplemental Data
Net assets, end of year (000) ...............................
$ 763,149  $ 478,749  $ 270,991  $ 225,266  $ 80,852
Portfolio turnover rate
(f)
...................................
26% 36% 31% 20% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
30
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for each of the iShares MSCI India ETF and the iShares MSCI India Small-Cap ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a "Subsidiary") of the Fund that invested in Indian securities. On
August 29, 2022, MSCI India's Subsidiary was dissolved. On June 16, 2023, MSCI India Small-Cap filed to liquidate its Subsidiary with the Mauritius Financial Services
Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
MSCI China Multisector Tech ................................................................................................... Diversified
MSCI India ................................................................................................................ Non-diversified
MSCI India Small-Cap ........................................................................................................ Diversified
MSCI Japan Value
(a)
.......................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
(continued)
32
2026
iShares Annual Financial Statements and Additional Information
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI China Multisector Tech
Morgan Stanley ................................................. $ 753,683 $ (753,683) $ — $ —
UBS AG ...................................................... 214,933 (214,933) — —
$ 968,616 $ (968,616)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
iShares ETF Investment Advisory Fees
MSCI China Multisector Tech . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
MSCI India Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.74
MSCI Japan Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Average Daily Net Assets Investment Advisory Fees
First $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6500%
In excess of $4 billion but not exceeding $6 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6175
In excess of $6 billion but not exceeding $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5867
In excess of $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5573

Notes to Financial Statements
(continued)
34
2026
iShares Annual Financial Statements and Additional Information
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to net investment loss, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
MSCI China Multisector Tech .................................................................................................. $ 7,560
MSCI Japan Value .......................................................................................................... 318
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Japan Value .......................................................................
$ 41,349,268 $ 35,339,282 $ 5,927,833
iShares ETF Purchases Sales
MSCI China Multisector Tech ............................................................................... $ 34,389,117 $ 16,884,510
MSCI India ............................................................................................ 2,002,647,195 3,867,219,466
MSCI India Small-Cap .................................................................................... 323,124,800 466,473,039
MSCI Japan Value ....................................................................................... 168,758,964 160,721,529
iShares ETF In-kind Purchases In-kind Sales
MSCI China Multisector Tech ................................................................................. $ 1,565,034 $ 1,457,378
MSCI Japan Value ......................................................................................... 370,166,382 239,110,174

Notes to Financial Statements
( continued)
35
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the iShares MSCI Japan Value ETF utilized $1,845,630 of its capital loss carryforwards.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI China Multisector Tech ................................................................................. $ 375,759 $ (375,759)
MSCI India .............................................................................................. (21,447,045) 21,447,045
MSCI India Small-Cap ...................................................................................... (2,323,889) 2,323,889
MSCI Japan Value ......................................................................................... 74,948,571 (74,948,571)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI China Multisector Tech
Ordinary income ......................................................................................... $ 1,018,992  $ 281,695
MSCI India
Ordinary income ......................................................................................... $ —  $ 75,501,466
MSCI India Small-Cap
Ordinary income ......................................................................................... $ —  $ 25,305,213
Long-Term Capital Gains .................................................................................. 15,123,014  33,296,827
$ 15,123,014  $ 58,602,040
MSCI Japan Value
Ordinary income ......................................................................................... $ 29,420,278  $ 10,789,285
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI China Multisector Tech .........
$ — $ — $ (4,107,102) $ 3,390,328 $ (454,673) $ (1,171,447)
MSCI India ......................
— — (317,096,567) 2,436,467,747 — 2,119,371,180
MSCI India Small-Cap ..............
— 6,065,563 — 148,719,626 (7,851,715) 146,933,474
MSCI Japan Value .................
12,437,494 4,693,128 — 104,903,554 — 122,034,176
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and the timing and recognition of realized gains / losses for tax purposes.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI China Multisector Tech ........................................ $ 42,299,002  $ 9,072,905  $ (5,682,641) $ 3,390,264
MSCI India ..................................................... 4,315,587,185  3,143,914,333  (560,320,501) 2,583,593,832
MSCI India Small-Cap ............................................. 622,780,709  226,750,905  (59,088,870) 167,662,035
MSCI Japan Value ................................................ 655,908,162  117,229,347  (12,337,915) 104,891,432

Notes to Financial Statements
(continued)
36
2026
iShares Annual Financial Statements and Additional Information
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or

Notes to Financial Statements
( continued)
37
Notes to Financial Statements
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI China Multisector Tech
Shares sold ......................................................... 800,000  $ 20,776,487  800,000  $ 17,250,376
Shares redeemed ..................................................... (100,000) (2,472,981) —  —
700,000  $ 18,303,506  800,000  $ 17,250,376
MSCI India
Shares sold ......................................................... 17,850,000  $ 897,375,659  29,450,000  $ 1,622,628,822
Shares redeemed ..................................................... (58,750,000) (2,838,460,184) (52,550,000) (2,799,897,661)
(40,900,000) $ (1,941,084,525) (23,100,000) $ (1,177,268,839)
MSCI India Small-Cap
Shares sold ......................................................... 2,050,000  $ 142,217,987  5,100,000  $ 358,412,673
Shares redeemed ..................................................... (3,800,000) (260,349,086) (4,400,000) (314,517,502)
(1,750,000) $ (118,131,099) 700,000  $ 43,895,171
MSCI Japan Value
Shares sold ......................................................... 9,100,000  $ 402,231,443  6,000,000  $ 207,206,484
Shares redeemed ..................................................... (5,700,000) (248,426,597) (1,500,000) (49,641,937)
3,400,000  $ 153,804,846  4,500,000  $ 157,564,547

Report of Independent Registered Public Accounting Firm
38
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below
(four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI China Multisector Tech ETF
  iShares MSCI India ETF
(1)
  iShares MSCI India Small-Cap ETF
(2)
  iShares MSCI Japan Value ETF
(1)
The financial highlights for iShares MSCI India ETF are presented on a standalone basis for each of the four years in the period ended August 31, 2026 and for iShares MSCI India ETF and its subsidiary on a consolidated basis for the prior period
(2)
The financial highlights for iShares MSCI India Small-Cap ETF are presented on a standalone basis for each of the three years in the period ended August 31, 2026 and for iShares MSCI
India Small-Cap ETF and its subsidiary on a consolidated basis for prior periods

Important Tax Information
(unaudited)
39
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended August 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026 :
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
MSCI China Multisector Tech ................................................................................................... $ 203,744
MSCI India ................................................................................................................ 90,202,329
MSCI India Small-Cap ........................................................................................................ 4,551,831
MSCI Japan Value ........................................................................................................... 16,594,301
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
MSCI India Small-Cap ........................................................................................................ $ 15,123,014
MSCI Japan Value ........................................................................................................... 499,618
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI China Multisector Tech .................................................................................
$ 521,615 $ 21,986
MSCI India ..............................................................................................
97,345,579 71,429,444
MSCI India Small-Cap ......................................................................................
6,645,001 9,680,803
MSCI Japan Value .........................................................................................
17,592,730 1,714,876
iShares ETF
Federal Obligation
Interest
MSCI China Multisector Tech ................................................................................................... $ 922
MSCI India ................................................................................................................ 4,321,503
MSCI India Small-Cap ........................................................................................................ 241,623
MSCI Japan Value ........................................................................................................... 4,577
iShares ETF Interest Dividends
MSCI China Multisector Tech ................................................................................................... $ 1,952
MSCI India ................................................................................................................ 9,148,939
MSCI India Small-Cap ........................................................................................................ 511,533
MSCI Japan Value ........................................................................................................... 9,690
iShares ETF
Interest-Related
Dividends
MSCI China Multisector Tech ................................................................................................... $ 1,956
MSCI India ................................................................................................................ 9,165,437
MSCI India Small-Cap ........................................................................................................ 512,456
MSCI Japan Value ........................................................................................................... 9,708

Additional Information
40
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI India
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI India ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)
41
Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
42
2026
iShares Annual Financial Statements and Additional Information
iShares MSCI China Multisector Tech ETF, iShares MSCI India Small-Cap ETF, iShares MSCI Japan Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
43
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
44
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI India ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for

Board Review and Approval of Investment Advisory Contract
( continued)
45
Board Review and Approval of Investment Advisory Contract
the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
47
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

Page

iShares
®
Currency Hedged MSCI Eurozone ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .1%
iShares MSCI Eurozone ETF ................. 8,413,733 $ 592,831,627
a
Total Long-Term Investments — 100.1%
(Cost: $ 469,254,904 ) ................................ 592,831,627
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 153,755 153,755
a
Total Short-Term Securities — 0.0%
(Cost: $ 153,755 ) ................................... 153,755
Total Investments — 100.1%
(Cost: $ 469,408,659 ) ................................ 592,985,382
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (620,920)
Net Assets — 100.0% ................................. $ 592,364,462
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 37,474,940 $ — $ (37,475,003)
(b)
$ 1,707 $ (1,644) $ — — $ 8,762
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 370,000 — (216,245)
(b)
— — 153,755 153,755 22,428 —
iShares MSCI
Eurozone ETF .. 725,375,201 152,871,487 (384,409,417) 76,378,712 22,615,644 592,831,627 8,413,733 15,834,679 —
$ — $ 76,380,419 $ 22,614,000
$ 592,985,382
$ 15,865,869 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 507,474,345 USD 588,720,988 Bank of America N.A. 09/02/26 $ 735,564
EUR 2,225,000 USD 2,562,932 Morgan Stanley & Co. International PLC 09/02/26 21,515
USD 2,469,809 EUR 2,114,000 Morgan Stanley & Co. International PLC 09/02/26 14,294
771,373
USD 564,735,110 EUR 491,022,345 Barclays Bank PLC 09/02/26 (5,611,628)
USD 4,474,869 EUR 3,876,000 Citibank N.A. 09/02/26 (27,297)
USD 9,798,113 EUR 8,458,000 Deutsche Bank Securities, Inc. 09/02/26 (26,272)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Currency Hedged MSCI Eurozone ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,895,242 EUR 4,229,000 State Street Bank & Trust Company 09/02/26 $ (16,951)
EUR 2,650,000 USD 3,081,864 Morgan Stanley & Co. International PLC 10/02/26 (164)
USD 591,460,350 EUR 509,239,345 Bank of America N.A. 10/02/26 (736,955)
(6,419,267)
$ (5,647,894)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 771,373 $ — $ — $ 771,373
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 6,419,267 $ — $ — $ 6,419,267
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 7,608,572 $ — $ — $ 7,608,572
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 8,896,444 $ — $ — $ 8,896,444
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 627,838,370
Average amounts sold — in USD ......................................................................................... $ 1,233,606,098
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 771,373  $ 6,419,267
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 771,373  $ 6,419,267
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 771,373  $ 6,419,267

iShares
®
Currency Hedged MSCI Eurozone ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 735,564 $ (735,564) $ — $ — $ —
Morgan Stanley & Co. International PLC ..................... 35,809 (164) — — 35,645
$ 771,373 $ (735,728) $ — $ — $ 35,645
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 736,955 $ (735,564) $ — $ — $ 1,391
Barclays Bank PLC ................................... 5,611,628 — — — 5,611,628
Citibank N.A. ........................................ 27,297 — — — 27,297
Deutsche Bank Securities, Inc. ............................ 26,272 — — — 26,272
Morgan Stanley & Co. International PLC ..................... 164 (164) — — —
State Street Bank & Trust Company ........................ 16,951 — — — 16,951
$ 6,419,267 $ (735,728) $ — $ — $ 5,683,539
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ...................................... $ 592,831,627  $ —  $ —  $ 592,831,627
Short-Term Securities
Money Market Funds ....................................... 153,755  —  —  153,755
$ 592,985,382  $ —  $ —  $ 592,985,382
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................. $ —  $ 771,373  $ —  $ 771,373
Liabilities
Foreign Currency Exchange Contracts ............................. —  (6,419,267) —  (6,419,267)
$ —  $ (5,647,894) $ —  $ (5,647,894)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

Schedule of Investments
August 31, 2026
iShares
®
Currency Hedged MSCI Japan ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .1%
iShares MSCI Japan ETF ................... 8,073,819 $ 774,117,766
a
Total Long-Term Investments — 100.1%
(Cost: $ 685,712,766 ) ................................ 774,117,766
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (b)
............................ 255,103 255,103
a
Total Short-Term Securities — 0.0%
(Cost: $ 255,103 ) ................................... 255,103
Total Investments — 100.1%
(Cost: $ 685,967,869 ) ................................ 774,372,869
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (474,176)
Net Assets — 100.0% ................................. $ 773,898,693
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 83,803,873 $ — $ (83,847,589)
(b)
$ 48,272 $ (4,556) $ — — $ 349,488
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 220,000 35,103
(b)
— — — 255,103 255,103 27,979 —
iShares MSCI Japan
ETF ........ 380,563,622 626,106,155 (338,147,154) 61,797,453 43,797,690 774,117,766 8,073,819 22,216,515 —
$ — $ 61,845,725 $ 43,793,134
$ 774,372,869
$ 22,593,982 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 119,669,646,238 USD 748,590,306 Bank of America N.A. 09/02/26 $ 515,461
USD 3,193,973 JPY 502,814,000 Barclays Bank PLC 09/02/26 46,467
USD 12,626,090 JPY 2,011,255,000 BNP Paribas SA 09/02/26 36,075
USD 6,322,082 JPY 1,005,627,000 JPMorgan Chase Bank N.A. 09/02/26 27,078
USD 9,467,548 JPY 1,508,441,000 State Street Bank & Trust Company 09/02/26 25,038
USD 18,104,579 JPY 2,884,314,000 BNP Paribas SA 10/02/26 6,241

iShares
®
Currency Hedged MSCI Japan ETF
Schedule of Investments
(continued)
August 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,545,426 JPY 883,680,000 JPMorgan Chase Bank N.A. 10/02/26 $ 558
656,918
JPY 2,210,273,000 USD 13,912,601 BNP Paribas SA 09/02/26 (76,777)
JPY 1,936,852,000 USD 12,214,803 JPMorgan Chase Bank N.A. 09/02/26 (90,534)
USD 743,525,478 JPY 118,788,634,238 Barclays Bank PLC 09/02/26 (65,346)
USD 750,381,533 JPY 119,669,646,238 Bank of America N.A. 10/02/26 (515,105)
(747,762)
$ (90,844)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 656,918 $ — $ — $ 656,918
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 747,762 $ — $ — $ 747,762
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 56,745,836 $ — $ — $ 56,745,836
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 7,454,955 $ — $ — $ 7,454,955
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 659,566,613
Average amounts sold — in USD ......................................................................................... $ 1,320,537,060
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 656,918  $ 747,762
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 656,918  $ 747,762
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 656,918  $ 747,762

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Currency Hedged MSCI Japan ETF
8
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 515,461 $ (515,105) $ — $ — $ 356
Barclays Bank PLC ................................... 46,467 (46,467) — — —
BNP Paribas SA ..................................... 42,316 (42,316) — — —
JPMorgan Chase Bank N.A. ............................. 27,636 (27,636) — — —
State Street Bank & Trust Company ........................ 25,038 — — — 25,038
$ 656,918 $ (631,524) $ — $ — $ 25,394
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 515,105 $ (515,105) $ — $ — $ —
Barclays Bank PLC ................................... 65,346 (46,467) — — 18,879
BNP Paribas SA ..................................... 76,777 (42,316) — — 34,461
JPMorgan Chase Bank N.A. ............................. 90,534 (27,636) — — 62,898
$ 747,762 $ (631,524) $ — $ — $ 116,238
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ...................................... $ 774,117,766  $ —  $ —  $ 774,117,766
Short-Term Securities
Money Market Funds ....................................... 255,103  —  —  255,103
$ 774,372,869  $ —  $ —  $ 774,372,869
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................. $ —  $ 656,918  $ —  $ 656,918
Liabilities
Foreign Currency Exchange Contracts ............................. —  (747,762) —  (747,762)
$ —  $ (90,844) $ —  $ (90,844)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Eurozone ETF
iShares
Currency Hedged
MSCI Japan ETF
ASSETS
Investments, at value — affiliated
(a)
........................................................................ $ 592,985,382  $ 774,372,869
Receivables:
Investments sold .................................................................................. 5,040,877  —
Dividends — affiliated ............................................................................... 1,117  1,847
Unrealized appreciation on:
Forward foreign currency exchange contracts ............................................................... 771,373  656,918
Total assets .......................................................................................
598,798,749  775,031,634
LIABILITIES
Payables:
Investments purchased .............................................................................. —  379,866
Investment advisory fees ............................................................................. 15,020  5,313
Unrealized depreciation on:
Forward foreign currency exchange contracts ............................................................... 6,419,267  747,762
Total liabilities ......................................................................................
6,434,287  1,132,941
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 592,364,462  $ 773,898,693
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 540,570,130  $ 651,019,407
Accumulated earnings ................................................................................ 51,794,332  122,879,286
NET ASSETS ......................................................................................
$ 592,364,462  $ 773,898,693
NET ASSET VALUE
Shares outstanding .................................................................................. 12,000,000  11,900,000
Net asset value ..................................................................................... $ 49.36  $ 65.03
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Investments, at cost — affiliated ........................................................................ $ 469,408,659  $ 685,967,869

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Eurozone ETF
iShares
Currency Hedged
MSCI Japan ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................. $ 15,857,107  $ 22,244,494
Interest — unaffiliated .............................................................................. 303  513
Securities lending income — affiliated — net ............................................................... 8,762  349,488
Total investment income ..............................................................................
15,866,172  22,594,495
EXPENSES
Investment advisory ............................................................................... 3,802,019  3,239,252
Commitment costs ................................................................................ 1,848  5,329
Interest expense ................................................................................. 193  407
Total expenses .................................................................................... 3,804,060  3,244,988
Less:
Investment advisory fees waived ....................................................................... (3,620,093) (3,213,528)
Total expenses after fees waived ........................................................................
183,967  31,460
Net investment income ...............................................................................
15,682,205  22,563,035
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................... (19,893) (1,166,332)
Forward foreign currency exchange contracts ............................................................ 7,608,572  56,745,836
In-kind redemptions — affiliated
(a)
.................................................................... 76,400,312  63,012,057
83,988,991  118,591,561
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................... 22,614,000  43,793,134
Forward foreign currency exchange contracts ............................................................ 8,896,444  7,454,955
31,510,444  51,248,089
Net realized and unrealized gain ........................................................................
115,499,435  169,839,650
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 131,181,640  $ 192,402,685
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Currency Hedged MSCI Eurozone ETF
iShares
Currency Hedged MSCI Japan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 15,682,205  $ 17,133,599  $ 22,563,035  $ 8,853,099
Net realized gain (loss) ......................................... 83,988,991  (23,380,001) 118,591,561  18,783,695
Net change in unrealized appreciation (depreciation) ..................... 31,510,444  70,271,872  51,248,089  24,450,773
Net increase in net assets resulting from operations ........................
131,181,640  64,025,470  192,402,685  52,087,567
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(15,724,519) (17,008,056) (25,174,294) (8,867,653)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(248,783,454) 258,276,582  225,605,244  (64,376,742)
Capital contribution from affiliate .....................................
—  —  —  104,238
NET ASSETS
Total increase (decrease) in net assets ................................ (133,326,333) 305,293,996  392,833,635  (21,052,590)
Beginning of year ...............................................
725,690,795  420,396,799  381,065,058  402,117,648
End of year ...................................................
$ 592,364,462  $ 725,690,795  $ 773,898,693  $ 381,065,058
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI Eurozone ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 40.77  $ 36.40  $ 31.74  $ 30.98  $ 37.33
Net investment income
(a)
................................ 1 .16  1 .26  1 .05  0 .75  1 .18
Net realized and unrealized gain (loss)
(b)
......................
8 .69  4 .21  4 .61  6 .16  ( 6 .17 )
Net increase (decrease) from investment operations ...............
9 .85  5 .47  5 .66  6 .91  ( 4 .99 )
Distributions
(c)
From net investment income ............................. ( 1 .26 ) ( 1 .10 ) ( 1 .00 ) ( 0 .71 ) ( 1 .36 )
From net realized gain .................................. —  —  —  ( 5 .44 ) ( 0 .00 )
(d)
Total distributions ......................................
( 1 .26 ) ( 1 .10 ) ( 1 .00 ) ( 6 .15 ) ( 1 .36 )
Net asset value, end of year ..............................
$ 49.36  $ 40.77  $ 36.40  $ 31.74  $ 30.98
Total Return
(e)
Based on net asset value .................................
24.34% 15.18% 17.97% 24.30% (13.50) %
Ratios to Average Net Assets
(f)
Total expenses ........................................
0 .62% 0 .62% 0 .62% 0 .62% 0 .62%
Total expenses after fees waived ............................
0 .03% 0 .03% 0 .03% 0 .03% 0 .03%
Net investment income ...................................
2 .56% 3 .24% 3 .06% 2 .40% 3 .32%
Supplemental Data
Net assets, end of year (000) ...............................
$ 592,364  $ 725,691  $ 420,397  $ 331,693  $ 353,138
Portfolio turnover rate
(g)
...................................
9% 13% 11% 14% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Rounds to less than $0.01.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI Japan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 47.63  $ 41.89  $ 33.94  $ 38.73  $ 38.66
Net investment income
(a)
............................... 2 .13  1 .05  0 .75  0 .25  1 .02
Net realized and unrealized gain (loss)
(b)
.....................
17.88  5 .76  8 .01  7 .27  ( 0 .09 )
Net increase from investment operations ......................
20.01  6 .81  8 .76  7 .52  0 .93
Distributions
(c)
From net investment income ............................ ( 2 .33 ) ( 1 .08 ) ( 0 .81 ) ( 0 .27 ) ( 0 .86 )
From net realized gain ................................. ( 0 .28 ) —  —  (12.04) ( 0 .00 )
(d)
Total distributions .....................................
( 2 .61 ) ( 1 .08 ) ( 0 .81 ) (12.31) ( 0 .86 )
Capital contribution
(e)
...................................
—  0 .01  —  —  —
Net asset value, end of year .............................
$ 65.03  $ 47.63  $ 41.89  $ 33.94  $ 38.73
Total Return
(f)
Based on net asset value ................................
43.20% 16.58%
(g)
26.11% 27.07% 2 .43%
Ratios to Average Net Assets
(h)
Total expenses .......................................
0 .53% 0 .53% 0 .53% 0 .53% 0 .53%
Total expenses after fees waived ...........................
0 .01% 0.00%
(i)
0.00%
(i)
0.00%
(i)
0 .01%
Net investment income ..................................
3 .69% 2 .47% 1 .91% 0 .74% 2 .62%
Supplemental Data
Net assets, end of year (000) ..............................
$ 773,899  $ 381,065  $ 402,118  $ 215,493  $ 464,751
Portfolio turnover rate
(j)
..................................
9% 15% 20% 29% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Rounds to less than $0.01.
(e)
Payment received related to certain shareholder transactions.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Includes capital contributions from affiliate, which impacted the Fund’s total return. Excluding the capital contributions from affiliate, the Fund’s total return is 16.54%
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Rounds to less than 0.01%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange ("NYSE"). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
iShares ETF
Diversification
Classification
Currency Hedged MSCI Eurozone ............................................................................................... Diversified
Currency Hedged MSCI Japan .................................................................................................. Diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31,
2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares
MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.
For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December
31, 2030 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Currency Hedged MSCI Eurozone . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%
Currency Hedged MSCI Japan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53
iShares ETF Amounts Waived
Currency Hedged MSCI Eurozone ....................................................................................................................................... $ 3,620,093
Currency Hedged MSCI Japan ........................................................................................................................................... 3,213,528

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  August 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the year ended August 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026 , permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Amounts
Currency Hedged MSCI Eurozone .............................................................................................. $ 2,717
Currency Hedged MSCI Japan ................................................................................................. 109,952
iShares ETF Purchases Sales
Currency Hedged MSCI Eurozone ........................................................................... $ 69,594,963 $ 53,449,930
Currency Hedged MSCI Japan .............................................................................. 114,687,786 53,070,945
iShares ETF In-kind Purchases In-kind Sales
Currency Hedged MSCI Eurozone ............................................................................. $ 83,276,524 $ 330,959,487
Currency Hedged MSCI Japan ................................................................................ 511,418,369 285,076,209
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Currency Hedged MSCI Eurozone ........................................................................... $ 76,076,422  $ (76,076,422)
Currency Hedged MSCI Japan .............................................................................. 67,796,934  (67,796,934)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
Currency Hedged MSCI Eurozone
Ordinary income ........................................................................................... $ 15,724,519 $ 17,008,056
Currency Hedged MSCI Japan
Ordinary income ........................................................................................... $ 25,174,294 $ 8,867,653

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Currency Hedged MSCI Japan ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated
Credit Agreement”) with a group of lenders that expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Participating Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15%
per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10%
and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of the Participating Fund’s relative exposure to certain target markets or the Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the iShares Currency Hedged MSCI Japan ETF did not borrow under the Syndicated Credit Agreement.
The iShares Currency Hedged MSCI Eurozone ETF and iShares Currency Hedged MSCI Japan ETF, were each a party to a similar $800 million syndicated credit agreement which expired on October 15, 2025. During the year ended August 31, 2026, neither Fund borrowed under the $800 million respective syndicated credit agreements.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Currency Hedged MSCI Eurozone .......................
$ 83,229 $ — $ (70,921,092) $ 122,632,195 $ 51,794,332
Currency Hedged MSCI Japan ..........................
17,147,181 18,700,695 — 87,031,410 122,879,286
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts.
iShares ETF Utilized
Currency Hedged MSCI Eurozone .............................................................................................. $ 16,862,862
Currency Hedged MSCI Japan ................................................................................................. 20,594,277
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Currency Hedged MSCI Eurozone .................................... $ 470,353,187  $ 129,995,990  $ (7,363,795) $ 122,632,195
Currency Hedged MSCI Japan ....................................... 687,341,459  88,526,934  (1,495,524) 87,031,410

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Currency Hedged MSCI Eurozone
Shares sold ......................................................... 1,800,000  $ 83,465,426  10,250,000  $ 409,255,096
Shares redeemed ..................................................... (7,600,000) (332,248,880) (4,000,000) (150,978,514)
(5,800,000) $ (248,783,454) 6,250,000  $ 258,276,582
Currency Hedged MSCI Japan
Shares sold ......................................................... 8,850,000  $ 514,329,732  2,350,000  $ 100,480,632
Shares redeemed ..................................................... (4,950,000) (288,724,488) (3,950,000) (164,857,374)
3,900,000  $ 225,605,244  (1,600,000) $ (64,376,742)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended
August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Currency Hedged MSCI Eurozone ETF
  iShares Currency Hedged MSCI Japan ETF

Important Tax Information
(unaudited)

2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisors to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
Currency Hedged MSCI Eurozone ............................................................................................... $ 13,230,264
Currency Hedged MSCI Japan .................................................................................................. 12,695,809
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
Currency Hedged MSCI Japan .................................................................................................. $ 2,613,330
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Currency Hedged MSCI Eurozone .............................................................................
$ 17,383,896 $ 1,549,245
Currency Hedged MSCI Japan ................................................................................
23,738,877 1,522,377
iShares ETF
Federal Obligation
Interest
Currency Hedged MSCI Eurozone ............................................................................................... $ 14,487
Currency Hedged MSCI Japan .................................................................................................. 19,197
iShares ETF Interest Dividends
Currency Hedged MSCI Eurozone ............................................................................................... $ 29,471
Currency Hedged MSCI Japan .................................................................................................. 38,719
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Currency Hedged MSCI Eurozone ............................................................................. $ 30,254 $ —
Currency Hedged MSCI Japan ................................................................................ 39,625 2,665,517

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2026
iShares Annual Financial Statements and Additional Information
iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Japan ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
iShares MSCI China ETF | MCHI | NASDAQ
iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
iShares MSCI Indonesia ETF | EIDO | NYSE Arca
iShares MSCI Peru and Global Exposure ETF | EPU | NYSE Arca
iShares MSCI Philippines ETF | EPHE | NYSE Arca
iShares MSCI Poland ETF | EPOL | NYSE Arca
iShares MSCI Qatar ETF | QAT | NASDAQ
iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca
iShares MSCI UAE ETF | UAE | NASDAQ

Page
2

iShares
®
MSCI Brazil Small-Cap ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .2%
Fras-Le SA ............................. 317,004 $ 1,408,349
Mahle Metal Leve SA ...................... 204,357 1,290,850
2,699,199
a
Banks  —  2 .3%
Inter & Co., Inc. , Class A .................... 920,948 4,982,329
a
Broadline Retail  —  0 .6%
Magazine Luiza SA ....................... 1,462,402 1,357,538
a
Capital Markets  —  1 .7%
Patria Investments Ltd. , Class A ............... 238,655 2,706,348
Vinci Compass Investments Ltd. , Class A ......... 95,840 937,315
3,643,663
a
Commercial Services & Supplies  —  2 .7%
GPS Participacoes e Empreendimentos SA
(a)
...... 1,701,521 4,078,488
Orizon Valorizacao de Residuos SA
(b)
........... 569,384 1,819,726
5,898,214
a
Communications Equipment  —  0 .5%
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 370,464 1,067,446
a
Consumer Staples Distribution & Retail  —  4 .6%
Grupo Mateus SA ........................ 1,780,100 1,590,617
Sendas Distribuidora SA .................... 5,101,927 8,310,306
9,900,923
a
Diversified Consumer Services  —  1 .3%
Cogna Educacao SA ...................... 6,224,748 2,763,057
a
Electric Utilities  —  4 .2%
Alupar Investimento SA ..................... 621,239 3,925,344
Transmissora Alianca de Energia Eletrica SA ...... 698,423 5,270,303
9,195,647
a
Financial Services  —  5 .4%
Pagseguro Digital Ltd. , Class A ............... 529,329 4,774,548
StoneCo Ltd. , Class A ...................... 722,609 7,009,307
11,783,855
a
Food Products  —  3 .4%
M Dias Branco SA ........................ 255,562 852,276
Minerva SA ............................. 1,697,127 1,251,175
Sao Martinho SA ......................... 554,883 2,114,993
SLC Agricola SA ......................... 751,978 2,332,176
Tres Tentos Agroindustrial SA ................ 424,677 943,353
7,493,973
a
Gas Utilities  —  1 .0%
Compass Gas e Energia SA ................. 498,025 2,210,646
a
Ground Transportation  —  1 .3%
Movida Participacoes SA .................... 484,812 683,025
SIMPAR SA ............................ 825,146 1,051,030
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 1,957,332 1,129,473
2,863,528
a
Health Care Providers & Services  —  2 .2%
Fleury SA .............................. 928,148 3,525,191
Hapvida Participacoes e Investimentos SA
(a) (b)
..... 1,042,024 1,329,289
4,854,480
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .8%
Smartfit Escola de Ginastica e Danca SA ......... 1,857,925 $ 6,027,486
a
Household Durables  —  5 .1%
Cury Construtora e Incorporadora SA ........... 580,569 3,652,681
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 1,013,200 4,749,665
Direcional Engenharia SA ................... 1,275,264 2,736,814
11,139,160
a
Independent Power and Renewable Electricity Producers  —  1 .2%
Auren Energia SA , Class ON
(b)
................ 1,187,771 2,565,093
a
Insurance  —  1 .1%
IRB-Brasil Resseguros SA ................... 207,165 2,274,535
a
Marine Transportation  —  0 .6%
Hidrovias do Brasil SA
(b)
.................... 1,794,713 1,194,963
a
Metals & Mining  —  3 .1%
Cia Brasileira de Aluminio ................... 613,530 1,329,707
Cia Siderurgica Nacional SA
(b)
................ 2,499,253 2,566,032
Sigma Lithium Corp.
(b) (c)
.................... 232,326 2,936,601
6,832,340
a
Oil, Gas & Consumable Fuels  —  1 .5%
Brava Energia ........................... 700,431 2,315,597
Petroreconcavo SA ....................... 470,150 988,109
3,303,706
a
Paper & Forest Products  —  0 .8%
Dexco SA
(b)
............................. 1,732,079 1,738,246
a
Personal Care Products  —  2 .6%
Natura Cosmeticos SA
(b)
.................... 3,367,769 5,680,598
a
Pharmaceuticals  —  2 .3%
Hypera SA ............................. 1,194,144 5,000,999
a
Real Estate Management & Development  —  9 .5%
Allos SA ............................... 1,472,864 7,586,676
Iguatemi SA ............................ 816,217 3,864,056
JHSF Participacoes SA ..................... 1,159,791 2,439,757
Multiplan Empreendimentos Imobiliarios SA ....... 1,257,289 6,774,712
20,665,201
a
Software  —  6 .2%
TOTVS SA ............................. 1,976,933 13,525,350
a
Specialty Retail  —  5 .9%
Cosan SA
(b)
............................. 6,728,120 5,064,058
Lojas Renner SA ......................... 3,700,268 7,783,949
12,848,007
a
Textiles, Apparel & Luxury Goods  —  2 .1%
Azzas 2154 SA .......................... 466,999 1,339,291
Vivara Participacoes SA .................... 467,413 2,009,816
Vulcabras SA ........................... 449,469 1,167,576
4,516,683
a
Transportation Infrastructure  —  0 .8%
EcoRodovias Infraestrutura e Logistica SA ........ 1,246,744 1,754,063
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Water Utilities  —  6 .3%
Cia de Saneamento de Minas Gerais Copasa MG ... 931,648 $ 9,928,612
Cia De Saneamento do Parana Sanepar ......... 584,444 3,780,831
13,709,443
a
Total Common Stocks — 84.3%
(Cost: $ 178,062,024 ) ................................ 183,490,371
a
Preferred Stocks
Banks  —  1 .6%
Banco ABC Brasil SA , Preference Shares
(b)
....... 11,139 48,799
Banco ABC Brasil SA , Preference Shares , NVS .... 303,995 1,355,248
Banco do Estado do Rio Grande do Sul SA , Class B ,
Preference Shares, NVS .................. 763,430 2,073,021
3,477,068
a
Chemicals  —  1 .2%
Braskem SA , Class A, Preference Shares , NVS
(b)
... 715,359 597,795
Unipar Carbocloro SA , Class B , Preference Shares,
NVS ................................ 182,618 1,972,953
2,570,748
a
Electric Utilities  —  2 .8%
Isa Energia Brasil SA , Preference Shares, NVS .... 1,183,505 6,082,492
a
Machinery  —  1 .1%
Marcopolo SA , Preference Shares , NVS ......... 2,785,664 2,365,493
a
Metals & Mining  —  6 .1%
Bradespar SA , Preference Shares , NVS ......... 961,605 4,082,815
Metalurgica Gerdau SA , Preference Shares , NVS ... 3,159,108 6,334,617
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(b)
........... 1,909,817 2,753,294
13,170,726
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Alpargatas SA , Preference Shares , NVS ......... 485,612 1,404,855
a
Security Shares Value
a
Water Utilities  —  0 .8%
Cia De Saneamento do Parana Sanepar , Preference
Shares , NVS .......................... 1,459,728 $ 1,836,791
a
a
Total Preferred Stocks — 14.2%
(Cost: $ 25,821,616 ) ................................. 30,908,173
a
Rights
Ground Transportation  —  0 .0%
Movida Participacoes SA (Expires 09/17/26 )
(b)
..... 36,016 6,047
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 6,047
Total Long-Term Investments — 98.5%
(Cost: $ 203,883,640 ) ................................ 214,404,591
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 2,341,591 2,342,294
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 144,846 144,846
a
Total Short-Term Securities — 1.2%
(Cost: $ 2,487,156 ) .................................. 2,487,140
Total Investments — 99.7%
(Cost: $ 206,370,796 ) ................................ 216,891,731
Other Assets Less Liabilities — 0 .3% ..................... 722,512
Net Assets — 100.0% ................................. $ 217,614,243
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Brazil Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,257,961 $ 1,084,817
(a)
$ — $ (373) $ (111) $ 2,342,294 2,341,591 $ 27,593
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 450,000 — (305,154)
(a)
— — 144,846 144,846 21,106 —
$ — $ (373) $ (111)
$ 2,487,140
$ 48,699 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini Ibovespa Index .................................................................... 464 10/14/26 $ 3,227 $ 74,743
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 74,743 $ — $ — $ — $ 74,743
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 298,826 $ — $ — $ — $ 298,826
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 19,342 $ — $ — $ — $ 19,342

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Brazil Small-Cap ETF
6
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,948,622
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 183,490,371  $ —  $ —  $ 183,490,371
Preferred Stocks ........................................... 30,908,173  —  —  30,908,173
Rights .................................................. 6,047  —  —  6,047
Short-Term Securities
Money Market Funds ........................................ 2,487,140  —  —  2,487,140
$ 216,891,731  $ —  $ —  $ 216,891,731
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 74,743  $ —  $ —  $ 74,743
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI China ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .1%
AECC Aviation Power Co. Ltd. , Class A .......... 390,892 $ 2,247,157
Kuang-Chi Technologies Co. Ltd. , Class A ........ 317,072 1,347,868
3,595,025
a
Air Freight & Logistics  —  0 .6%
J&T Global Express Ltd.
(a)
................... 5,465,000 6,763,813
JD Logistics, Inc.
(a) (b)
....................... 4,133,200 5,792,306
SF Holding Co. Ltd. , Class A ................. 691,483 3,271,820
YTO Express Group Co. Ltd. , Class A ........... 502,900 1,267,398
ZTO Express Cayman, Inc. .................. 944,190 20,053,172
37,148,509
a
Automobile Components  —  0 .3%
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 299,998 2,523,183
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 1,511,200 10,567,206
Huayu Automotive Systems Co. Ltd. , Class A ...... 460,872 1,059,240
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 93,900 1,235,228
Ningbo Tuopu Group Co. Ltd. , Class A .......... 255,885 1,793,686
Sailun Group Co. Ltd. , Class A ................ 510,261 1,153,804
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 43,600 1,149,763
Wanxiang Qianchao Co. Ltd. , Class A ........... 547,600 916,772
20,398,882
a
Automobiles  —  3 .5%
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 314,456 982,338
BYD Co. Ltd. , Class A ...................... 825,506 10,838,677
BYD Co. Ltd. , Class H ..................... 9,144,900 100,939,968
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 674,200 832,856
Chongqing Changan Automobile Co. Ltd. , Class A ... 1,222,220 1,286,043
Geely Automobile Holdings Ltd. ............... 16,194,000 36,262,310
Great Wall Motor Co. Ltd. , Class H ............. 5,832,000 5,870,355
Li Auto, Inc. , Class A
(a) (c)
.................... 2,928,080 17,657,772
NIO, Inc. , Class A
(a)
....................... 4,361,650 18,658,482
SAIC Motor Corp. Ltd. , Class A ............... 1,282,204 1,983,071
Seres Group Co. Ltd. , Class A ................ 249,600 1,842,757
XPeng, Inc. , Class A
(a)
..................... 3,115,472 17,705,873
Yadea Group Holdings Ltd.
(b)
................. 3,018,000 3,603,835
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
1,264,400 5,910,597
224,374,934
a
Banks  —  13 .3%
Agricultural Bank of China Ltd. , Class A .......... 12,717,400 13,103,241
Agricultural Bank of China Ltd. , Class H .......... 66,884,000 54,025,735
Bank of Beijing Co. Ltd. , Class A .............. 3,154,499 2,512,067
Bank of Changsha Co. Ltd. , Class A ............ 576,000 830,672
Bank of Chengdu Co. Ltd. , Class A ............. 596,474 1,691,350
Bank of China Ltd. , Class A .................. 5,931,400 5,748,026
Bank of China Ltd. , Class H .................. 166,441,000 124,927,574
Bank of Communications Co. Ltd. , Class A ........ 7,801,572 8,407,576
Bank of Communications Co. Ltd. , Class H ....... 18,691,200 18,565,309
Bank of Hangzhou Co. Ltd. , Class A ............ 1,062,428 2,645,712
Bank of Jiangsu Co. Ltd. , Class A .............. 2,718,415 4,892,030
Bank of Nanjing Co. Ltd. , Class A .............. 1,793,704 3,113,124
Bank of Ningbo Co. Ltd. , Class A .............. 983,395 4,994,409
Bank of Shanghai Co. Ltd. , Class A ............. 2,131,210 3,007,554
Bank of Suzhou Co. Ltd. , Class A .............. 687,961 910,359
China CITIC Bank Corp. Ltd. , Class A ........... 1,785,500 2,352,070
China CITIC Bank Corp. Ltd. , Class H ........... 19,529,800 20,797,778
China Construction Bank Corp. , Class A ......... 3,123,814 5,106,151
China Construction Bank Corp. , Class H ......... 209,404,000 253,133,930
China Everbright Bank Co. Ltd. , Class A ......... 6,954,100 3,073,645
China Merchants Bank Co. Ltd. , Class A ......... 3,068,625 18,322,050
Security Shares Value
a
Banks (continued)
China Merchants Bank Co. Ltd. , Class H ......... 9,426,150 $ 61,117,013
China Minsheng Banking Corp. Ltd. , Class A ...... 4,955,370 2,603,486
China Minsheng Banking Corp. Ltd. , Class H ...... 15,768,160 6,991,815
China Zheshang Bank Co. Ltd. , Class A .......... 3,168,090 1,367,548
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 1,348,704 1,365,109
Chongqing Rural Commercial Bank Co. Ltd. , Class H 5,449,000 4,544,888
CNPC Capital Co. Ltd. , Class A ............... 1,156,800 1,257,530
Huaxia Bank Co. Ltd. , Class A ................ 1,928,561 1,788,416
Industrial & Commercial Bank of China Ltd. , Class A . 9,350,200 11,233,753
Industrial & Commercial Bank of China Ltd. , Class H . 162,041,000 156,068,762
Industrial Bank Co. Ltd. , Class A ............... 3,153,310 8,231,312
Ping An Bank Co. Ltd. , Class A ................ 2,884,755 5,031,602
Postal Savings Bank of China Co. Ltd. , Class A ..... 4,500,900 3,523,970
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 21,159,000 14,286,629
Shanghai Pudong Development Bank Co. Ltd. , Class A 4,993,822 6,808,879
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 1,431,300 1,896,265
840,277,339
a
Beverages  —  1 .5%
Anhui Gujing Distillery Co. Ltd. , Class A .......... 63,196 862,515
China Resources Beer Holdings Co. Ltd. ......... 3,999,500 9,837,237
Eastroc Beverage Group Co. Ltd. , Class A ........ 97,593 1,742,638
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 213,776 1,229,383
Kweichow Moutai Co. Ltd. , Class A ............. 186,335 36,043,294
Luzhou Laojiao Co. Ltd. , Class A .............. 217,650 2,494,914
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 4,392,400 23,998,893
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 176,986 3,075,956
Tsingtao Brewery Co. Ltd. , Class A ............. 103,863 783,753
Tsingtao Brewery Co. Ltd. , Class H ............. 1,538,000 7,980,592
Wuliangye Yibin Co. Ltd. , Class A .............. 582,977 6,182,196
94,231,371
a
Biotechnology  —  2 .4%
3SBio, Inc.
(a) (b)
........................... 4,725,500 9,697,049
Akeso, Inc.
(a) (b)
........................... 1,605,000 18,386,596
BeOne Medicines Ltd. , Class H
(a)
.............. 1,977,670 54,153,018
Imeik Technology Development Co. Ltd. , Class A ... 43,000 594,233
Innovent Biologics, Inc.
(a) (b)
................... 3,572,000 47,114,209
Legend Biotech Corp. , Class A , ADR
(a) (c)
......... 185,824 3,861,423
Remegen Co. Ltd. , Class A
(a)
................. 58,426 1,058,439
Remegen Co. Ltd. , Class H
(a) (b)
................ 460,000 4,720,716
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 954,700 692,147
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 152,800 9,668,788
149,946,618
a
Broadline Retail  —  12 .6%
Alibaba Group Holding Ltd. .................. 41,732,068 596,550,179
JD.com, Inc. , Class A ...................... 5,691,796 80,480,177
MINISO Group Holding Ltd. .................. 1,056,212 2,479,089
PDD Holdings, Inc. , ADR
(a)
.................. 1,282,311 107,714,124
Vipshop Holdings Ltd. , ADR .................. 687,691 9,008,752
796,232,321
a
Building Products  —  0 .0%
Beijing New Building Materials PLC , Class A ...... 256,070 642,362
a
Capital Markets  —  1 .8%
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 98,000 1,242,571
BOC International China Co. Ltd. , Class A ........ 418,800 748,086
Caitong Securities Co. Ltd. , Class A ............ 736,300 973,537
Changjiang Securities Co. Ltd. , Class A .......... 785,236 1,079,788
China Galaxy Securities Co. Ltd. , Class A ........ 1,047,400 1,925,458
China Galaxy Securities Co. Ltd. , Class H ........ 8,647,500 8,667,554

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Capital Markets (continued)
China Great Wall Securities Co. Ltd. , Class A ...... 633,600 $ 766,259
China International Capital Corp. Ltd. , Class A ..... 423,902 2,189,844
China International Capital Corp. Ltd. , Class H
(b)
.... 4,266,800 12,240,213
China Merchants Securities Co. Ltd. , Class A ...... 1,122,668 3,124,142
CITIC Securities Co. Ltd. , Class A .............. 1,820,159 7,527,436
CITIC Securities Co. Ltd. , Class H ............. 3,210,300 11,183,779
CSC Financial Co. Ltd. , Class A ............... 650,299 2,476,529
Dongxing Securities Co. Ltd. , Class A ........... 518,411 1,085,096
East Money Information Co. Ltd. , Class A ......... 2,365,751 6,821,868
Everbright Securities Co. Ltd. , Class A ........... 602,599 1,319,538
Founder Securities Co. Ltd. , Class A ............ 1,270,800 1,300,565
GF Securities Co. Ltd. , Class A ............... 921,799 2,991,097
GF Securities Co. Ltd. , Class H ............... 2,433,400 5,755,758
Guolian Minsheng Securities Co. Ltd. , Class A ..... 754,400 996,654
Guosen Securities Co. Ltd. , Class A ............ 802,533 1,223,613
Guotai Haitong Securities Co. Ltd. ............. 2,246,443 5,996,162
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 5,491,832 10,634,583
Guoyuan Securities Co. Ltd. , Class A ........... 684,570 785,213
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 109,841 3,743,094
Huatai Securities Co. Ltd. , Class A ............. 1,094,793 3,162,093
Huatai Securities Co. Ltd. , Class H
(b)
............ 3,186,800 7,168,670
Industrial Securities Co. Ltd. , Class A ........... 1,340,592 1,180,546
Orient Securities Co. Ltd. , Class A ............. 1,105,921 1,511,863
SDIC Capital Co. Ltd. , Class A ................ 1,015,900 985,393
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 3,318,479 2,255,998
SooChow Securities Co. Ltd. , Class A ........... 816,135 1,031,995
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 1,497,700 857,782
Zheshang Securities Co. Ltd. , Class A ........... 576,000 804,609
Zhongtai Securities Co. Ltd. , Class A ............ 1,152,000 975,089
116,732,475
a
Chemicals  —  1 .1%
Canmax Technologies Co. Ltd. , Class A
(a)
........ 126,200 1,207,688
Chongqing Polycomp International Corp. , Class A ... 467,000 2,154,893
Ganfeng Lithium Group Co. Ltd. , Class A ......... 236,266 1,892,024
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 1,194,800 6,209,535
Grace Fabric Technology Co. Ltd. , Class A ........ 69,000 1,515,428
Guangzhou Guanggang Gases & Energy Co. Ltd. ,
Class A .............................. 194,111 971,393
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 304,710 1,650,982
Haohua Chemical Science & Technology Co. Ltd. ,
Class A .............................. 174,700 1,378,471
Hengli Petrochemical Co. Ltd. , Class A .......... 861,610 2,478,262
Hengyi Petrochemical Co. Ltd. , Class A .......... 469,400 1,363,861
Hoshine Silicon Industry Co. Ltd. , Class A
(a)
....... 152,900 790,096
Huafon Chemical Co. Ltd. , Class A ............. 737,100 1,302,180
Hubei Dinglong Co. Ltd. , Class A .............. 140,100 1,516,488
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 85,100 1,208,319
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 1,267,770 903,401
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 988,700 2,148,644
Jiangsu Yoke Technology Co. Ltd. , Class A ........ 70,500 1,494,014
Kingfa Sci & Tech Co. Ltd. , Class A ............. 387,600 810,142
LB Group Co. Ltd. , Class A .................. 346,100 834,794
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 1,096,700 4,033,554
Peric Special Gases Co. Ltd. , Class A ........... 60,305 2,333,316
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 790,200 3,309,129
Rongsheng Petrochemical Co. Ltd. , Class A ....... 1,241,892 2,743,246
Satellite Chemical Co. Ltd. , Class A ............ 518,395 2,198,598
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 410,280 1,309,205
Shandong Sinocera Functional Material Co. Ltd. , Class
A .................................. 73,800 768,626
Security Shares Value
a
Chemicals (continued)
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 342,540 $ 1,197,740
Sinoma Science & Technology Co. Ltd. , Class A .... 246,700 1,956,963
Tianqi Lithium Corp. , Class A
(a)
................ 225,551 1,672,610
Tongkun Group Co. Ltd. .................... 347,700 1,431,542
Wanhua Chemical Group Co. Ltd. , Class A ........ 467,273 5,301,731
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
146,000 1,157,303
Yunnan Yuntianhua Co. Ltd. , Class A ........... 267,700 1,251,768
Zangge Mining Co. Ltd. , Class A ............... 241,500 2,809,659
Zhejiang Juhua Co. Ltd. , Class A .............. 409,272 2,469,944
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 502,300 951,802
Zhejiang NHU Co. Ltd. , Class A ............... 468,699 1,885,066
70,612,417
a
Communications Equipment  —  1 .2%
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 37,500 1,782,817
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 550,456 1,128,769
EverProX Technologies Co. Ltd. , Class A ......... 43,000 1,348,673
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 199,900 1,263,104
Hengtong Optic-electric Co. Ltd. , Class A ......... 376,200 3,767,160
Jiangsu Etern Co. Ltd. , Class A ............... 209,800 1,255,519
QuantumCTek Co. Ltd. , Class A ............... 16,132 917,835
Suzhou TFC Optical Communication Co. Ltd. , Class A 165,400 6,495,103
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 49,700 3,099,009
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 992,000 20,980,327
Yealink Network Technology Corp. Ltd. , Class A .... 193,131 1,189,789
Zhongji Innolight Co. Ltd. , Class A ............. 166,327 21,144,401
ZTE Corp. , Class A ....................... 603,184 3,067,323
ZTE Corp. , Class H
(c)
...................... 1,877,840 5,684,651
73,124,480
a
Construction & Engineering  —  0 .3%
China Energy Engineering Corp. Ltd. , Class A ..... 5,193,500 1,923,572
China National Chemical Engineering Co. Ltd. , Class A 867,000 959,723
China Railway Group Ltd. , Class A ............. 3,023,298 1,969,961
China Railway Group Ltd. , Class H ............. 10,041,000 4,404,919
China State Construction Engineering Corp. Ltd. , Class
A .................................. 6,081,478 3,918,696
Metallurgical Corp. of China Ltd. , Class A
(a)
....... 2,764,800 1,052,847
Power Construction Corp. of China Ltd. , Class A .... 2,565,797 1,759,562
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 1,048,240 1,413,222
17,402,502
a
Construction Materials  —  0 .3%
Anhui Conch Cement Co. Ltd. , Class A .......... 576,091 1,512,810
Anhui Conch Cement Co. Ltd. , Class H .......... 2,943,500 6,357,685
China Jushi Co. Ltd. , Class A ................. 609,605 3,979,028
China National Building Material Co. Ltd. , Class H
(c)
.. 8,671,522 3,974,026
15,823,549
a
Consumer Staples Distribution & Retail  —  0 .3%
Alibaba Health Information Technology Ltd.
(a)
...... 13,030,000 5,116,629
JD Health International, Inc.
(a) (b)
............... 2,594,700 12,011,238
17,127,867
a
Distributors  —  0 .0%
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 815,300 1,512,812
a

iShares
®
MSCI China ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Diversified Consumer Services  —  0 .4%
New Oriental Education & Technology Group, Inc. ... 3,171,090 $ 18,329,473
TAL Education Group , ADR
(a)
................. 690,241 8,103,429
26,432,902
a
Diversified Telecommunication Services  —  0 .2%
China Tower Corp. Ltd. , Class H
(b)
.............. 11,058,200 12,855,858
a
Electrical Equipment  —  1 .7%
China XD Electric Co. Ltd. , Class A ............. 793,700 1,493,534
CNGR Advanced Material Co. Ltd. , Class A ....... 143,586 852,429
Contemporary Amperex Technology Co. Ltd. , Class A 657,619 35,545,564
Contemporary Amperex Technology Co. Ltd. , Class H 435,000 33,077,087
Dongfang Electric Corp. Ltd. , Class A ........... 469,000 1,794,182
Eve Energy Co. Ltd. , Class A ................. 322,736 2,531,030
GEM Co. Ltd. , Class A ..................... 712,600 691,324
Goldwind Science & Technology Co. Ltd. , Class A ... 534,720 1,457,520
Gotion High-tech Co. Ltd. , Class A ............. 268,792 1,067,474
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 126,100 1,162,326
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 495,300 2,594,248
Jiujiang Defu Technology Co. Ltd. , Class A ........ 92,800 1,348,033
NARI Technology Co. Ltd. , Class A ............. 1,188,588 4,061,546
Ningbo Deye Technology Corp. , Class A ......... 184,157 2,411,681
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 111,057 559,013
Shanghai Electric Group Co. Ltd. , Class A ........ 1,786,101 1,766,134
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 87,200 1,690,847
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 70,438 1,425,580
Sungrow Power Supply Co. Ltd. , Class A ......... 311,620 4,237,743
Sunwoda Electronic Co. Ltd. , Class A ........... 288,008 745,851
TBEA Co. Ltd. , Class A ..................... 745,434 2,120,463
Wolong Electric Group Co. Ltd. , Class A ......... 231,100 1,012,415
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 337,721 1,289,486
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 281,006 1,651,381
106,586,891
a
Electronic Equipment, Instruments & Components  —  3 .0%
AAC Technologies Holdings, Inc. .............. 1,932,000 10,933,613
Accelink Technologies Co. Ltd. , Class A
(a)
........ 127,100 3,410,084
Avary Holding Shenzhen Co. Ltd. , Class A ........ 290,700 4,028,007
BOE Technology Group Co. Ltd. , Class A ......... 5,406,500 4,833,860
BYD Electronic International Co. Ltd. ............ 1,960,500 6,733,487
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 287,477 4,909,813
Delton Technology Guangzhou, Inc. , Class A ...... 53,100 1,283,264
Eoptolink Technology, Inc. Ltd. , Class A .......... 208,812 12,513,184
Founder Technology Group Corp. , Class A
(a)
....... 676,100 1,286,673
Foxconn Industrial Internet Co. Ltd. , Class A ....... 1,579,606 15,249,090
GoerTek, Inc. , Class A ..................... 525,400 1,893,278
Goldenmax International Group Ltd. , Class A ...... 106,400 1,199,696
Guangdong Fenghua Advanced Technology Holding
Co. Ltd. , Class A ....................... 171,900 1,429,813
Hgtech Co. Ltd. , Class A .................... 144,500 2,249,417
Kingboard Holdings Ltd. .................... 1,802,000 12,418,473
Kingboard Laminates Holdings Ltd. ............. 2,931,500 17,271,978
Lens Technology Co. Ltd. , Class A ............. 753,742 4,361,652
Lingyi iTech Guangdong Co. , Class A ........... 1,102,113 2,094,887
Luxshare Precision Industry Co. Ltd. , Class A ...... 1,087,641 9,299,893
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 82,612 969,921
Nantong Jianghai Capacitor Co. Ltd. , Class A ...... 125,100 1,180,575
Nanya New Material Technology Co. Ltd. , Class A ... 34,806 1,645,490
Raytron Technology Co. Ltd. , Class A ........... 72,021 1,980,924
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 67,323 991,096
Shannon Semiconductor Technology Co. Ltd. , Class A 73,400 1,947,806
Shengyi Electronics Co. Ltd. , Class A ........... 105,137 2,011,627
Shengyi Technology Co. Ltd. , Class A ........... 367,100 8,358,262
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Shennan Circuits Co. Ltd. , Class A ............. 102,351 $ 5,609,835
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 203,400 747,894
Shenzhen Fastprint Circuit Tech Co. Ltd. , Class A ... 247,900 1,328,761
Shenzhen Kaifa Technology Co. Ltd. , Class A ...... 232,100 1,303,839
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 145,100 2,078,177
Shenzhen Sunway Communication Co. Ltd. , Class A . 144,100 1,314,443
Sunny Optical Technology Group Co. Ltd.
(c)
....... 1,605,500 14,510,972
SUPCON Technology Co. Ltd. , Class A .......... 115,985 1,685,666
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 275,200 8,097,661
TCL Technology Group Corp. , Class A ........... 2,996,960 2,268,999
Unisplendour Corp. Ltd. , Class A .............. 427,827 2,475,584
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 280,900 1,131,328
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 130,000 4,694,059
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 663,064 1,278,679
Wuhan Jingce Electronic Group Co. Ltd. ......... 41,200 1,330,283
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 289,918 5,378,420
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 473,300 1,155,543
192,876,006
a
Energy Equipment & Services  —  0 .1%
China Oilfield Services Ltd. , Class H ............ 4,646,000 4,370,136
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 155,592 3,011,238
7,381,374
a
Entertainment  —  2 .1%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 338,100 926,828
Beijing Enlight Media Co. Ltd. , Class A .......... 424,300 736,340
Giant Network Group Co. Ltd. , Class A .......... 281,700 1,150,208
Kingnet Network Co. Ltd. , Class A ............. 297,100 758,282
Kingsoft Corp. Ltd. ........................ 2,265,200 7,159,004
NetEase, Inc. ........................... 4,374,260 106,598,658
Tencent Music Entertainment Group , ADR ........ 1,467,503 12,136,250
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 1,134,600 2,384,531
131,850,101
a
Financial Services  —  0 .1%
Far East Horizon Ltd. ...................... 6,169,000 5,553,270
a
Food Products  —  0 .8%
Angel Yeast Co. Ltd. , Class A ................. 126,811 782,588
China Feihe Ltd.
(b) (c)
....................... 8,758,000 3,133,570
China Mengniu Dairy Co. Ltd. ................ 7,272,000 16,779,953
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 658,385 3,294,811
Guangdong Haid Group Co. Ltd. , Class A ........ 239,397 1,646,829
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 479,090 1,715,773
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 939,823 3,705,772
Muyuan Foods Group Co. Ltd. , Class A .......... 816,368 5,141,337
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 689,199 728,173
Tingyi Cayman Islands Holding Corp. ........... 4,900,000 7,962,435
Want Want China Holdings Ltd. ............... 10,347,000 4,059,097
Wens Foodstuff Group Co. Ltd. , Class A ......... 997,323 2,118,395
51,068,733
a
Gas Utilities  —  0 .6%
Beijing Enterprises Holdings Ltd. .............. 1,082,500 4,460,417
China Gas Holdings Ltd. .................... 6,738,200 4,864,700
China Resources Gas Group Ltd. .............. 2,300,700 5,010,296
ENN Energy Holdings Ltd. ................... 1,836,000 11,615,553
ENN Natural Gas Co. Ltd. , Class A ............. 372,096 1,013,407

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Gas Utilities (continued)
Kunlun Energy Co. Ltd. ..................... 9,608,000 $ 9,484,902
36,449,275
a
Ground Transportation  —  0 .3%
Daqin Railway Co. Ltd. , Class A ............... 2,934,200 2,078,949
Full Truck Alliance Co. Ltd. , ADR .............. 1,772,892 15,016,395
17,095,344
a
Health Care Equipment & Supplies  —  0 .1%
APT Medical, Inc. , Class A ................... 23,514 858,071
Shanghai United Imaging Healthcare Co. Ltd. , Class A 127,168 1,976,592
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 178,039 4,382,935
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 115,968 861,878
8,079,476
a
Health Care Providers & Services  —  0 .2%
Aier Eye Hospital Group Co. Ltd. , Class A ........ 1,377,010 1,682,778
Huadong Medicine Co. Ltd. , Class A ............ 275,380 1,117,556
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 404,197 977,488
Sinopharm Group Co. Ltd. , Class H ............ 3,341,200 6,583,626
10,361,448
a
Hotels, Restaurants & Leisure  —  4 .1%
H World Group Ltd. , Class A , ADR ............. 459,800 21,757,736
Haidilao International Holding Ltd.
(b)
............ 4,144,000 6,190,469
Meituan , Class B
(a) (b)
....................... 12,527,340 125,327,317
Tongcheng Travel Holdings Ltd.
(b)
.............. 3,206,400 4,914,292
Trip.com Group Ltd.
(a)
...................... 1,455,084 65,314,318
Yum China Holdings, Inc. ................... 815,719 36,505,465
260,009,597
a
Household Durables  —  0 .7%
Ecovacs Robotics Co. Ltd. , Class A ............. 78,400 614,049
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 419,519 2,432,275
Guangdong Songfa Ceramics Co. Ltd. , Class A
(a)
... 44,800 1,295,214
Haier Smart Home Co. Ltd. , Class A ............ 6,636,746 18,493,156
Midea Group Co. Ltd. , Class A ................ 552,500 7,216,664
Midea Group Co. Ltd. , Class H ................ 1,194,500 15,412,863
Sichuan Changhong Electric Co. Ltd. , Class A ..... 756,700 785,132
46,249,353
a
Independent Power and Renewable Electricity Producers  —  1 .1%
CGN Power Co. Ltd. , Class H
(b)
............... 25,862,000 10,014,840
China Longyuan Power Group Corp. Ltd. , Class H .. 6,162,000 4,265,483
China National Nuclear Power Co. Ltd. , Class A .... 3,085,876 4,083,753
China Resources Power Holdings Co. Ltd.
(c)
....... 5,146,599 12,295,648
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 4,205,126 2,321,893
China Yangtze Power Co. Ltd. , Class A .......... 3,659,541 15,301,198
Datang International Power Generation Co. Ltd. , Class
A .................................. 1,592,900 1,384,345
GD Power Development Co. Ltd. , Class A ........ 2,651,100 2,043,822
Huadian Power International Corp. Ltd. , Class A .... 1,382,400 944,313
Huaneng Power International, Inc. , Class A ....... 1,349,452 1,341,207
Huaneng Power International, Inc. , Class H ....... 10,226,000 7,202,631
SDIC Power Holdings Co. Ltd. , Class A .......... 1,097,600 2,238,266
Shanghai Electric Power Co. Ltd. , Class A ........ 421,100 833,732
Shenergy Co. Ltd. , Class A .................. 723,538 925,872
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 728,262 1,685,641
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 2,723,600 636,064
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 1,755,176 1,274,104
68,792,812
a
Security Shares Value
a
Industrial Conglomerates  —  0 .3%
CITIC Ltd. .............................. 11,068,000 $ 18,517,691
a
Insurance  —  4 .9%
China Life Insurance Co. Ltd. , Class A ........... 311,105 1,780,463
China Life Insurance Co. Ltd. , Class H .......... 18,528,000 71,281,614
China Pacific Insurance Group Co. Ltd. , Class A .... 1,007,647 4,791,028
China Pacific Insurance Group Co. Ltd. , Class H .... 6,555,200 25,221,515
China Taiping Insurance Holdings Co. Ltd. ........ 3,582,324 9,643,354
New China Life Insurance Co. Ltd. , Class A ....... 327,076 2,923,876
New China Life Insurance Co. Ltd. , Class H ....... 2,402,100 14,173,535
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 1,411,800 1,563,598
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 21,753,000 15,824,486
PICC Property & Casualty Co. Ltd. , Class H ....... 17,160,462 37,168,615
Ping An Insurance Group Co. of China Ltd. , Class A . 1,567,843 13,010,907
Ping An Insurance Group Co. of China Ltd. , Class H . 15,332,000 109,969,640
307,352,631
a
Interactive Media & Services  —  15 .5%
Baidu, Inc. , Class A
(a)
...................... 5,196,856 62,154,589
Bilibili, Inc. , Class Z
(a)
...................... 633,305 10,294,316
Kuaishou Technology , Class B
(b)
............... 7,084,800 30,151,735
Kunlun Tech Co. Ltd. , Class A
(a)
............... 193,500 1,264,145
Tencent Holdings Ltd. ...................... 15,267,200 876,874,260
980,739,045
a
IT Services  —  0 .2%
GDS Holdings Ltd. , Class A
(a)
................. 2,685,900 10,739,997
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 159,800 897,286
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 245,100 2,408,617
14,045,900
a
Life Sciences Tools & Services  —  1 .8%
Genscript Biotech Corp.
(a)
................... 2,976,000 12,844,386
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 58,137 456,666
Pharmaron Beijing Co. Ltd. , Class A ............ 232,225 1,496,347
WuXi AppTec Co. Ltd. , Class A ................ 367,539 8,466,681
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 979,581 23,590,868
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 8,757,000 54,311,350
WuXi XDC Cayman, Inc.
(a) (c)
.................. 946,000 8,405,789
XtalPi Holdings Ltd.
(a)
...................... 6,902,000 6,531,505
116,103,592
a
Machinery  —  1 .4%
China CSSC Holdings Ltd. , Class A ............ 1,122,900 5,691,556
CRRC Corp. Ltd. , Class A ................... 3,593,147 3,325,464
CRRC Corp. Ltd. , Class H ................... 10,262,000 6,986,719
Guangdong Dtech Technology Co. Ltd. , Class A .... 35,600 2,224,854
Haitian International Holdings Ltd. ............. 1,547,000 3,561,241
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 201,344 3,068,106
Leader Harmonious Drive Systems Co. Ltd. , Class A . 27,257 1,219,144
RoboTechnik Intelligent Technology Co. Ltd. , Class A
(a)
25,200 2,130,854
Sany Heavy Industry Co. Ltd. , Class A ........... 1,277,093 3,800,901
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 172,855 1,127,991
Shenzhen Envicool Technology Co. Ltd. , Class A ... 193,860 1,963,609
Shenzhen Inovance Technology Co. Ltd. , Class A ... 208,530 1,918,428
Sinotruk Hong Kong Ltd. .................... 2,073,500 10,615,544
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 675,750 7,282,001
Weichai Power Co. Ltd. , Class A ............... 1,013,468 4,088,111
Weichai Power Co. Ltd. , Class H .............. 4,831,000 19,515,077
XCMG Construction Machinery Co. Ltd. , Class A .... 1,728,916 2,028,954
Yutong Bus Co. Ltd. , Class A ................. 341,551 1,514,513

iShares
®
MSCI China ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 287,600 $ 1,551,292
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 53,295 373,152
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 1,099,000 4,420,924
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 1,037,816 1,032,564
89,440,999
a
Marine Transportation  —  0 .4%
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 1,757,150 4,445,531
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 5,871,600 12,886,717
Orient Overseas International Ltd.
(c)
............ 327,000 6,541,073
23,873,321
a
Media  —  0 .0%
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 530,600 1,111,540
Focus Media Information Technology Co. Ltd. , Class A 2,149,138 1,589,050
2,700,590
a
Metals & Mining  —  4 .5%
Aluminum Corp. of China Ltd. , Class A .......... 1,940,900 2,822,765
Aluminum Corp. of China Ltd. , Class H .......... 9,312,000 10,162,239
Anhui Tongguan Copper Foil Group Co. Ltd. , Class A . 100,100 1,847,131
Baiyin Nonferrous Group Co. Ltd. , Class A
(a)
....... 1,090,400 1,111,469
Baoshan Iron & Steel Co. Ltd. , Class A .......... 3,321,049 2,875,891
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 239,600 1,671,363
China Gold International Resources Corp. Ltd. ..... 592,900 19,301,983
China Hongqiao Group Ltd. .................. 7,942,500 23,039,307
China Nonferrous Mining Corp. Ltd. ............ 3,413,000 7,175,611
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 527,400 3,186,012
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 173,050 1,596,230
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 337,600 3,298,402
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 411,700 842,197
CMOC Group Ltd. , Class A .................. 2,548,500 7,205,942
CMOC Group Ltd. , Class H .................. 9,141,000 19,476,608
Dazhong Mining Co. Ltd. , Class A .............. 230,400 965,733
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 465,200 2,290,938
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 327,800 1,341,158
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(a)
6,601,492 2,208,145
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 278,200 1,650,419
Jiangxi Copper Co. Ltd. , Class A .............. 330,300 2,378,220
Jiangxi Copper Co. Ltd. , Class H .............. 2,555,000 12,136,507
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 439,100 1,475,208
MMG Ltd.
(a)
............................. 11,967,200 14,012,503
Shandong Gold Mining Co. Ltd. , Class A ......... 518,591 2,924,266
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 2,310,500 7,989,497
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 1,610,900 1,160,500
Shanjin International Gold Co. Ltd. , Class A ....... 428,021 1,674,331
Sinomine Resource Group Co. Ltd. , Class A ....... 107,100 858,229
Tianshan Aluminum Group Co. Ltd. , Class A ....... 689,600 1,356,086
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 1,999,100 1,983,479
Western Mining Co. Ltd. , Class A .............. 345,200 2,018,632
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 94,649 702,676
Xiamen Tungsten Co. Ltd. , Class A ............. 245,900 1,968,967
Yunnan Aluminium Co. Ltd. , Class A ............ 511,648 2,065,113
Yunnan Tin Co. Ltd. , Class A ................. 231,800 1,244,445
Zhaojin Mining Industry Co. Ltd. , Class H ......... 4,122,000 12,106,033
Zhongjin Gold Corp. Ltd. , Class A .............. 727,300 2,775,230
Security Shares Value
a
Metals & Mining (continued)
Zijin Gold International Co. Ltd. ............... 866,700 $ 16,698,976
Zijin Mining Group Co. Ltd. , Class A ............ 3,073,600 15,395,362
Zijin Mining Group Co. Ltd. , Class H ............ 14,904,000 69,495,515
286,489,318
a
Oil, Gas & Consumable Fuels  —  3 .5%
China Coal Energy Co. Ltd. , Class H ............ 4,969,000 7,701,853
China Merchants Energy Shipping Co. Ltd. , Class A . 1,221,100 3,408,000
China Petroleum & Chemical Corp. , Class A ....... 5,307,288 4,314,086
China Petroleum & Chemical Corp. , Class H ...... 55,997,000 34,118,311
China Shenhua Energy Co. Ltd. , Class A ......... 817,952 5,941,576
China Shenhua Energy Co. Ltd. , Class H ......... 8,409,000 49,665,698
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 650,700 1,861,578
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 2,950,000 6,262,463
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 393,500 1,723,734
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 2,163,400 7,205,058
PetroChina Co. Ltd. , Class A ................. 3,681,192 6,260,609
PetroChina Co. Ltd. , Class H ................. 52,554,000 68,109,703
Shaanxi Coal Industry Co. Ltd. , Class A .......... 1,439,489 5,922,572
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 916,330 1,012,739
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 420,300 1,123,779
Yankuang Energy Group Co. Ltd. , Class A ........ 832,565 2,930,040
Yankuang Energy Group Co. Ltd. , Class H ........ 8,057,500 14,365,600
221,927,399
a
Paper & Forest Products  —  0 .0%
Shandong Sun Paper Industry JSC Ltd. , Class A .... 403,200 894,381
a
Passenger Airlines  —  0 .1%
Air China Ltd. , Class A
(a)
.................... 1,610,114 1,393,825
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 2,522,096 1,306,698
China Southern Airlines Co. Ltd. , Class A
(a)
........ 1,656,434 1,232,426
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 6,344,822 1,225,874
Spring Airlines Co. Ltd. , Class A ............... 150,000 970,807
6,129,630
a
Personal Care Products  —  0 .1%
Giant Biogene Holding Co. Ltd.
(b)
.............. 1,033,200 3,389,845
Hengan International Group Co. Ltd.
(c)
........... 1,574,000 4,431,280
7,821,125
a
Pharmaceuticals  —  1 .2%
Asymchem Laboratories Tianjin Co. Ltd. , Class A ... 49,200 1,183,460
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 198,588 706,394
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 245,935 896,938
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 186,600 1,226,276
CSPC Pharmaceutical Group Ltd. .............. 20,000,400 23,503,262
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 135,000 1,343,003
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 3,092,000 13,890,541
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 955,480 6,550,964
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 68,919 1,143,564
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 343,184 1,141,948
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 184,231 876,277
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 38,945 1,548,159
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 233,765 1,413,940
Sino Biopharmaceutical Ltd. ................. 24,367,000 16,894,283
Yunnan Baiyao Group Co. Ltd. , Class A .......... 257,862 1,934,865
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 89,109 1,619,910
75,873,784
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Professional Services  —  0 .3%
Kanzhun Ltd. , ADR ....................... 922,608 $ 16,016,475
a
Real Estate Management & Development  —  1 .5%
C&D International Investment Group Ltd. ......... 2,254,000 3,715,235
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 1,326,770 1,288,794
China Overseas Land & Investment Ltd. ......... 9,536,500 15,192,218
China Resources Land Ltd.
(c)
................. 7,087,665 27,102,937
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,690,600 8,412,468
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 1,681,800 690,571
KE Holdings, Inc. , Class A ................... 5,014,858 28,885,141
Longfor Group Holdings Ltd.
(b) (c)
............... 5,303,000 4,241,127
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 1,729,075 1,278,494
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 230,400 1,036,400
91,843,385
a
Semiconductors & Semiconductor Equipment  —  2 .7%
ACM Research Shanghai, Inc. , Class A .......... 47,960 2,149,146
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 143,395 7,716,956
Amlogic Shanghai Co. Ltd. , Class A ............ 63,502 919,941
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 32,854 1,166,966
Beijing Huafeng Test & Control Technology Co. Ltd. ,
Class A .............................. 29,737 1,753,182
Beijing Yandong Microelectronic Co. Ltd. , Class A
(a)
.. 154,431 1,138,314
Biwin Storage Technology Co. Ltd. , Class A ....... 72,917 2,549,608
Cambricon Technologies Corp. Ltd. , Class A ....... 93,141 15,391,874
China Resources Microelectronics Ltd. , Class A .... 198,839 1,813,873
CSI Solar Co. Ltd. , Class A .................. 546,504 739,253
Dosilicon Co. Ltd. , Class A
(a)
................. 63,000 1,121,558
GigaDevice Semiconductor, Inc. , Class A ......... 100,787 6,077,653
Guobo Electronics Co. Ltd. , Class A ............ 60,711 701,920
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 95,000 3,939,305
Hangzhou First Applied Material Co. Ltd. , Class A ... 403,630 918,313
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 248,800 1,262,709
Henan Shijia Photons Technology Co. Ltd. , Class A .. 69,517 1,630,220
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 1,817,000 28,392,420
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 61,247 2,328,460
Hwatsing Technology Co. Ltd. , Class A .......... 75,063 2,909,339
Hygon Information Technology Co. Ltd. , Class A .... 346,277 13,053,951
Ingenic Semiconductor Co. Ltd. , Class A ......... 71,500 1,486,129
JCET Group Co. Ltd. , Class A ................ 263,600 2,966,093
Jinko Solar Co. Ltd. , Class A
(a)
................ 1,614,098 986,024
JoulWatt Technology Co. Ltd. , Class A
(a)
......... 66,642 1,242,234
Kingsemi Co. Ltd. , Class A .................. 29,903 1,646,886
Konfoong Materials International Co. Ltd. , Class A ... 41,000 1,489,577
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 1,115,701 2,003,107
Loongson Technology Corp. Ltd. , Class A
(a)
....... 62,090 996,618
Montage Technology Co. Ltd. , Class A ........... 168,924 5,138,387
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 469,053 1,721,952
NAURA Technology Group Co. Ltd. , Class A ....... 108,205 11,264,409
Nexchip Semiconductor Corp. , Class A
(a)
......... 299,401 1,724,272
OmniVision Integrated Circuits Group, Inc. ........ 184,145 2,279,227
Piotech, Inc. , Class A ...................... 43,398 4,369,670
Puya Semiconductor Shanghai Co. Ltd. , Class A .... 22,092 1,364,678
Rockchip Electronics Co. Ltd. , Class A .......... 63,200 1,827,700
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 749,300 1,458,098
SG Micro Corp. , Class A .................... 91,269 1,545,990
Shenyang Fortune Precision Equipment Co. Ltd. , Class
A
(a)
................................. 45,336 1,378,852
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 35,700 2,315,000
Skyverse Technology Co. Ltd. , Class A
(a)
......... 52,602 2,862,230
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 49,969 $ 2,894,939
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 27,340 1,196,295
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 44,300 1,466,389
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 560,172 791,895
Tianshui Huatian Technology Co. Ltd. , Class A ..... 519,129 1,314,599
TongFu Microelectronics Co. Ltd. , Class A ........ 217,696 2,087,679
Tongwei Co. Ltd. , Class A
(a)
.................. 647,199 1,115,378
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 126,493 1,200,775
United Nova Technology Co. Ltd. , Class A
(a)
....... 1,310,545 1,707,882
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 78,159 2,322,705
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 18,870 4,301,777
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 189,193 1,214,310
171,356,717
a
Software  —  0 .9%
360 Security Technology, Inc. , Class A ........... 1,070,548 1,467,358
Beijing Kingsoft Office Software, Inc. , Class A ...... 69,259 2,569,793
China National Software & Service Co. Ltd. , Class A
(a)
128,735 648,680
Empyrean Technology Co. Ltd. , Class A .......... 80,800 1,197,855
Horizon Robotics , Class B
(a) (c)
................. 17,838,600 10,699,743
Hundsun Technologies, Inc. , Class A ............ 293,401 959,596
Iflytek Co. Ltd. , Class A ..................... 363,462 2,177,248
Sangfor Technologies, Inc. , Class A ............ 68,300 1,363,908
SenseTime Group, Inc. , Class B
(a) (b) (c)
........... 72,280,000 13,216,918
Shanghai Baosight Software Co. Ltd. , Class A ..... 317,490 833,030
Shanghai Stonehill Technology Co. Ltd. , Class A .... 841,400 807,570
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 518,400 792,972
Z.AI Co. Ltd.
(a)
........................... 125,600 19,008,392
55,743,063
a
Specialty Retail  —  0 .5%
China Tourism Group Duty Free Corp. Ltd. , Class A .. 288,324 2,251,108
Chow Tai Fook Jewellery Group Ltd. ............ 3,980,800 6,553,914
Pop Mart International Group Ltd.
(b) (c)
............ 1,242,800 24,669,021
33,474,043
a
Technology Hardware, Storage & Peripherals  —  3 .7%
Anker Innovations Technology Co. Ltd. , Class A .... 80,830 1,512,269
China Greatwall Technology Group Co. Ltd. , Class A
(a)
478,200 1,037,677
Huaqin Co. Ltd. , Class A .................... 178,380 2,166,407
IEIT Systems Co. Ltd. , Class A ................ 212,216 2,692,081
Lenovo Group Ltd. ........................ 18,504,000 70,894,411
Sharetronic Data Technology Co. Ltd. , Class A ..... 72,240 2,835,316
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 62,400 3,537,262
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 169,001 1,438,291
Xiaomi Corp. , Class B
(a) (b)
................... 42,472,000 149,093,851
235,207,565
a
Textiles, Apparel & Luxury Goods  —  1 .0%
ANTA Sports Products Ltd. .................. 3,127,800 30,914,514
Bosideng International Holdings Ltd.
(c)
........... 11,532,000 6,273,061
Laopu Gold Co. Ltd. , Class H
(c)
................ 97,600 4,907,515
Li Ning Co. Ltd. .......................... 5,739,000 9,949,853
Shenzhou International Group Holdings Ltd. ....... 2,070,700 9,240,090
61,285,033
a
Tobacco  —  0 .1%
Smoore International Holdings Ltd.
(b) (c)
........... 4,562,000 6,114,294
a
Trading Companies & Distributors  —  0 .1%
BOC Aviation Ltd.
(b)
....................... 515,500 4,928,655
a

iShares
®
MSCI China ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Transportation Infrastructure  —  0 .2%
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 7,200,200 $ 5,240,138
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 793,800 1,160,298
China Merchants Port Holdings Co. Ltd. ......... 3,110,000 6,374,544
Shanghai International Airport Co. Ltd. , Class A ..... 193,899 673,078
13,448,058
a
Water Utilities  —  0 .1%
Guangdong Investment Ltd. .................. 7,000,000 7,897,713
a
Wireless Telecommunication Services  —  0 .0%
China United Network Communications Ltd. , Class A . 4,667,027 2,986,317
a
a
Total Common Stocks — 99.8%
(Cost: $ 6,364,668,100 ) ............................... 6,313,036,627
a
Rights
Pharmaceuticals  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 72,782 —
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.8%
(Cost: $ 6,364,668,100 ) ............................... 6,313,036,627
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 88,901,279 $ 88,927,950
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 4,035,733 4,035,733
a
Total Short-Term Securities — 1.5%
(Cost: $ 92,955,090 ) ................................. 92,963,683
Total Investments — 101.3%
(Cost: $ 6,457,623,190 ) ............................... 6,406,000,310
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (79,316,965)
Net Assets — 100.0% ................................. $ 6,326,683,345
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 95,407,959 $ — $ (6,442,992)
(a)
$ (45,610) $ 8,593 $ 88,927,950 88,901,279 $ 3,325,117
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... — 4,035,733
(a)
— — — 4,035,733 4,035,733 176,722 —
$ — $ (45,610) $ 8,593
$ 92,963,683
$ 3,501,839 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index ..................................................................... 486 09/18/26 $ 14,761 $ 364,179

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 364,179 $ — $ — $ — $ 364,179
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (468,741) $ — $ — $ — $ (468,741)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,423,048) $ — $ — $ — $ (1,423,048)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 22,568,126
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 348,451,776  $ 5,964,584,851  $ —  $ 6,313,036,627
Rights .................................................. —  —  —  —
Short-Term Securities
Money Market Funds ........................................ 92,963,683  —  —  92,963,683
$ 441,415,459  $ 5,964,584,851  $ —  $ 6,406,000,310
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 364,179  $ —  $ 364,179
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI China Small-Cap ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
AviChina Industry & Technology Co. Ltd. , Class H ... 1,060,000 $ 393,764
Cirrus Aircraft Ltd. ........................ 31,500 192,253
586,017
a
Air Freight & Logistics  —  0 .2%
Hangzhou SF Intra-City Industrial Co. Ltd. , Class
H
(a) (b) (c)
.............................. 101,000 103,394
a
Automobile Components  —  3 .7%
Hesai Group , Class B
(b)
..................... 373,500 760,437
Minth Group Ltd.
(c)
........................ 290,200 961,153
Nexteer Automotive Group Ltd. ............... 415,000 267,732
Tianneng Power International Ltd. .............. 294,000 163,281
Weifu High-Technology Group Co. Ltd. , Class B .... 55,300 88,854
WeRide, Inc. , Class A
(b) (c)
.................... 78,400 151,608
2,393,065
a
Automobiles  —  0 .7%
Brilliance China Automotive Holdings Ltd.
(c)
....... 1,288,000 383,596
VOYAH Automobile Technology Co. Ltd. , Class H
(b)
.. 277,000 92,057
475,653
a
Banks  —  0 .2%
China Bohai Bank Co. Ltd. , Class H
(a) (b) (c)
......... 1,059,500 114,892
a
Beverages  —  1 .0%
China Foods Ltd. ......................... 276,000 135,176
China Resources Beverage Holdings Co. Ltd. ...... 156,800 147,129
Yantai Changyu Pioneer Wine Co. Ltd. , Class B .... 87,500 86,619
ZJLD Group, Inc.
(a)
........................ 279,000 277,988
646,912
a
Biotechnology  —  8 .9%
Abbisko Cayman Ltd.
(b)
..................... 205,000 231,847
Alphamab Oncology
(a) (b)
..................... 199,000 227,242
Ascentage Pharma Group International
(a) (b)
........ 115,100 490,126
Ascletis Pharma, Inc.
(a) (b) (c)
................... 93,000 118,623
CanSino Biologics, Inc. , Class H
(a) (b) (c)
........... 36,800 138,266
CARsgen Therapeutics Holdings Ltd.
(a) (b) (c)
........ 157,500 265,432
CStone Pharmaceuticals
(a) (b)
................. 481,500 352,497
Duality Biotherapeutics, Inc.
(b)
................ 11,600 272,518
Everest Medicines Ltd.
(a) (b) (c)
.................. 101,886 421,442
GenFleet Therapeutics Shanghai, Inc. , Class H
(b) (c)
.. 45,000 175,982
InnoCare Pharma Ltd. , Class H
(a) (b)
............. 384,000 698,621
Keymed Biosciences, Inc.
(a) (b)
................. 83,000 790,667
Lepu Biopharma Co. Ltd. , Class H
(a) (b)
........... 360,000 202,627
Nanjing Leads Biolabs Co. Ltd. , Class H
(b) (c)
....... 13,500 124,115
Shanghai Henlius Biotech, Inc. , Class H
(a) (b)
....... 22,500 188,746
Zai Lab Ltd.
(b) (c)
.......................... 442,100 1,112,400
5,811,151
a
Building Products  —  0 .2%
China Lesso Group Holdings Ltd. .............. 323,000 148,909
a
Capital Markets  —  1 .3%
Central China Securities Co. Ltd. , Class H
(c)
....... 404,000 91,089
China Everbright Ltd.
(c)
..................... 368,000 289,878
JF SmartInvest Holdings Ltd.
(c)
................ 46,000 167,427
Noah Holdings Ltd. , ADR ................... 17,045 146,076
Up Fintech Holding Ltd. , ADR
(b) (c)
.............. 26,572 133,923
828,393
a
Security Shares Value
a
Chemicals  —  4 .2%
China BlueChemical Ltd. , Class H ............. 646,000 $ 159,959
China Lumena New Materials Corp. , NVS
(b) (c) (d)
..... 21,700 —
China Risun Group Ltd.
(c)
................... 460,000 118,156
China XLX Fertiliser Ltd. .................... 249,000 353,991
Dongyue Group Ltd.
(c)
...................... 587,000 1,038,618
Fufeng Group Ltd. ........................ 461,600 280,343
Global New Material International Holdings Ltd.
(b) (c)
.. 276,000 350,813
Huabao International Holdings Ltd. ............. 322,000 130,059
Shanghai Chlor-Alkali Chemical Co. Ltd. , Class B ... 156,893 95,076
Sinofert Holdings Ltd. ...................... 1,174,000 200,978
2,727,993
a
Commercial Services & Supplies  —  1 .9%
Binjiang Service Group Co. Ltd. ............... 34,359 95,909
China Everbright Environment Group Ltd. ........ 1,428,000 917,161
Dynagreen Environmental Protection Group Co. Ltd. ,
Class H ............................. 139,000 104,405
Tuhu Car, Inc. , Class A
(a) (b) (c)
.................. 96,600 147,590
1,265,065
a
Communications Equipment  —  0 .0%
China Fiber Optic Network System Group Ltd. , NVS
(b) (d)
181,600 —
a
Construction & Engineering  —  2 .2%
China Communications Services Corp. Ltd. , Class H . 1,012,000 498,462
China Conch Venture Holdings Ltd. ............. 576,000 576,417
Sinopec Engineering Group Co. Ltd. , Class H ...... 576,000 373,298
1,448,177
a
Construction Materials  —  0 .6%
China Resources Building Materials Technology
Holdings Ltd. .......................... 898,000 118,995
CSG Holding Co. Ltd. , Class B ................ 346,047 55,600
West China Cement Ltd.
(c)
................... 806,000 202,227
376,822
a
Consumer Finance  —  1 .0%
FinVolution Group , Class A , ADR .............. 28,361 104,085
Lufax Holding Ltd. , ADR
(b) (c)
.................. 88,746 111,820
Qfin Holdings, Inc. , ADR .................... 37,425 324,101
Yixin Group Ltd.
(a) (c)
....................... 604,000 93,743
633,749
a
Consumer Staples Distribution & Retail  —  1 .5%
China Huiyuan Juice Group Ltd. , NVS
(b) (d)
......... 81,000 —
Chongqing Hongjiu Fruit Co. Ltd. , Class H
(b) (d)
...... 211,280 16,415
East Buy Holding Ltd.
(a) (b)
.................... 173,000 541,017
Guoquan Food Shanghai Co. Ltd. , Class H ....... 382,800 81,649
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 354,600 289,743
Sun Art Retail Group Ltd.
(c)
.................. 604,000 80,159
1,008,983
a
Distributors  —  0 .4%
China Tobacco International HK Co. Ltd.
(c)
........ 90,000 281,893
a
Diversified Consumer Services  —  0 .6%
China East Education Holdings Ltd.
(a) (b)
.......... 230,000 117,418
China Education Group Holdings Ltd.
(b) (c)
......... 404,000 96,329
Fu Shou Yuan International Group Ltd.
(c) (d)
........ 650,000 184,204
397,951
a
Electrical Equipment  —  1 .2%
Harbin Electric Co. Ltd. , Class H ............... 276,000 589,297
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 138,200 179,971

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment (continued)
Trony Solar Holdings Co. Ltd.
(b) (d)
.............. 216,000 $ —
769,268
a
Electronic Equipment, Instruments & Components  —  1 .6%
FIH Mobile Ltd. .......................... 119,000 254,871
Q Technology Group Co. Ltd. ................. 187,000 144,305
RoboSense Technology Co. Ltd.
(b)
............. 101,300 232,526
Wasion Holdings Ltd. ...................... 202,000 399,251
1,030,953
a
Energy Equipment & Services  —  0 .1%
Dalipal Holdings Ltd.
(b)
..................... 180,000 84,433
a
Entertainment  —  3 .9%
China Ruyi Holdings Ltd.
(b)
................... 4,860,000 832,621
Damai Entertainment Holdings Ltd.
(b) (c)
........... 6,050,000 380,680
iQIYI, Inc. , Class A , ADR
(b) (c)
.................. 133,756 124,915
Maoyan Entertainment
(a) (c)
................... 138,200 76,538
NetEase Cloud Music, Inc.
(a) (b)
................ 34,550 398,926
Tanwan, Inc.
(b) (c)
.......................... 73,800 98,227
XD, Inc.
(b) (c)
............................. 113,200 617,466
2,529,373
a
Financial Services  —  0 .5%
CSSC Hong Kong Shipping Co. Ltd.
(c)
........... 552,000 161,280
SY Holdings Group Ltd.
(c)
................... 207,000 171,282
332,562
a
Food Products  —  2 .5%
Anjoy Foods Group Co. Ltd. , Class H ........... 13,800 114,185
China Modern Dairy Holdings Ltd.
(b) (c)
........... 1,215,000 226,147
China Youran Dairy Group Ltd.
(a) (b) (c)
............ 687,000 355,461
COFCO Joycome Foods Ltd.
(b) (c)
............... 1,106,000 150,193
Dekon Food And Agriculture Group , Class H
(b)
..... 22,500 155,436
National Agricultural Holdings Ltd.
(b) (c) (d)
.......... 108,900 —
Weilong Delicious Global Holdings Ltd. .......... 212,000 209,226
Yihai International Holding Ltd. ................ 211,820 426,919
1,637,567
a
Gas Utilities  —  0 .4%
Towngas Smart Energy Co. Ltd.
(c)
.............. 414,000 162,880
Zhongyu Energy Holdings Ltd.
(c)
............... 315,000 104,591
267,471
a
Ground Transportation  —  0 .3%
Guangshen Railway Co. Ltd. , Class H ........... 554,000 172,700
a
Health Care Equipment & Supplies  —  4 .1%
AK Medical Holdings Ltd.
(a)
.................. 230,000 149,859
Angelalign Technology, Inc.
(a)
................. 26,200 300,825
Lifetech Scientific Corp.
(b) (c)
.................. 1,560,000 270,120
MicroPort NeuroScientific Corp.
(c)
.............. 138,000 141,366
Microport Scientific Corp.
(b)
.................. 391,500 302,812
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 958,000 392,399
Shanghai Conant Optical Co. Ltd. , Class H
(c)
...... 82,900 473,263
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(b)
163,500 439,143
Zylox-Tonbridge Medical Technology Co. Ltd. , Class
H
(a)
................................. 67,500 183,994
2,653,781
a
Health Care Providers & Services  —  1 .3%
Genertec Universal Medical Group Co. Ltd.
(a) (c)
..... 368,500 215,998
Gushengtang Holdings Ltd. .................. 59,800 207,253
Hygeia Healthcare Holdings Co. Ltd.
(a) (b)
......... 138,200 181,431
Jinxin Fertility Group Ltd.
(a)
.................. 966,500 273,133
Security Shares Value
a
Health Care Providers & Services (continued)
New Horizon Health Ltd.
(b) (c) (d)
................. 132,000 $ —
877,815
a
Health Care Technology  —  0 .2%
Yidu Tech, Inc.
(a) (c)
........................ 238,000 117,002
a
Hotels, Restaurants & Leisure  —  2 .4%
Atour Lifestyle Holdings Ltd. , ADR ............. 26,191 916,161
China Travel International Investment Hong Kong Ltd.
(c)
804,000 118,238
DPC Dash Ltd.
(b) (c)
........................ 32,200 136,795
TravelSky Technology Ltd. , Class H ............ 383,000 425,033
1,596,227
a
Household Durables  —  1 .7%
Chervon Holdings Ltd.
(c)
.................... 50,700 127,150
Skyworth Group Ltd.
(b)
..................... 234,000 126,150
TCL Electronics Holdings Ltd.
(b)
............... 414,000 881,415
1,134,715
a
Household Products  —  0 .3%
Blue Moon Group Holdings Ltd.
(a) (b) (c)
............ 369,000 175,936
a
Independent Power and Renewable Electricity Producers  —  0 .8%
Beijing Jingneng Clean Energy Co. Ltd. , Class H ... 644,000 135,394
CGN New Energy Holdings Co. Ltd. ............ 540,000 145,233
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 967,000 135,573
Xinyi Energy Holdings Ltd. ................... 830,000 83,644
499,844
a
Industrial Conglomerates  —  0 .6%
Chongqing Machinery & Electric Co. Ltd. , Class H ... 450,000 107,629
Shanghai Industrial Holdings Ltd. .............. 164,632 288,566
396,195
a
Insurance  —  0 .9%
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(a) (b)
419,100 608,646
a
Interactive Media & Services  —  4 .4%
Autohome, Inc. , ADR ...................... 24,822 544,595
Hello Group, Inc. , ADR ..................... 31,932 176,903
JOYY, Inc. , ADR ......................... 9,676 722,217
Meitu, Inc.
(a) (b)
........................... 1,450,500 874,354
Newborn Town, Inc.
(b)
...................... 238,000 267,571
Weibo Corp. , Class A ...................... 39,514 269,895
2,855,535
a
IT Services  —  3 .0%
Chinasoft International Ltd.
(b) (c)
................ 926,000 450,424
Greater Bay Area AI Computing Tech Co. Ltd.
(b) (c)
... 210,000 299,854
INESA Intelligent Tech, Inc. , Class B ............ 119,742 83,286
Kingsoft Cloud Holdings Ltd.
(b)
................ 1,070,980 742,476
Vnet Group, Inc. , Class A , ADR
(b) (c)
............. 58,865 356,722
1,932,762
a
Leisure Products  —  0 .4%
Bloks Group Ltd.
(b) (c)
....................... 28,800 269,446
a
Life Sciences Tools & Services  —  0 .2%
Joinn Laboratories China Co. Ltd. , Class H
(a)
...... 45,000 140,305
a
Machinery  —  3 .4%
China Yuchai International Ltd. ................ 3,823 146,574
CIMC Enric Holdings Ltd.
(c)
.................. 271,193 263,152
First Tractor Co. Ltd. , Class H ................ 180,000 219,095
Lonking Holdings Ltd. ...................... 783,000 352,107
Precision Tsugami China Corp. Ltd.
(c)
........... 56,000 377,061

iShares
®
MSCI China Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Sany Heavy Equipment International Holdings Co. Ltd. 461,000 $ 534,439
Shanghai Mechanical and Electrical Industry Co. Ltd. ,
Class B .............................. 78,505 105,484
Shanghai Zhenhua Heavy Industries Co. Ltd. , Class B 415,006 106,627
Shenzhen Dobot Corp. Ltd. , Class H
(b)
........... 46,200 139,684
2,244,223
a
Materials  —  0 .0%
Superb Summit International Group Ltd. , NVS
(b) (d)
... 2,975 —
Youyuan International Holdings Ltd. , NVS
(b) (c) (d)
..... 120,000 —
—
a
Media  —  0 .9%
China Literature Ltd.
(a) (b)
.................... 165,800 452,948
MH Development Ltd. , NVS
(b) (d)
............... 112,000 —
Xinhua Winshare Publishing and Media Co. Ltd. , Class
H
(c)
................................. 135,000 134,914
587,862
a
Media & Entertainment  —  0 .0%
SMI Holdings Group Ltd. , NVS
(b) (d)
.............. 267,200 —
a
Metals & Mining  —  3 .3%
Angang Steel Co. Ltd. , Class H
(b)
.............. 554,000 83,547
China Metal Recycling Holdings Ltd.
(b) (d)
.......... 184,800 —
Hanking Gold International Ltd.
(b) (c)
............. 368,000 154,360
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 292,500 822,887
Lygend Resources & Technology Co. Ltd. , Class H
(c)
. 64,400 151,024
Maanshan Iron & Steel Co. Ltd. , Class H
(b)
........ 554,000 123,206
Real Gold Mining Ltd.
(b) (d)
.................... 126,000 —
Shougang Fushan Resources Group Ltd. ......... 830,000 322,959
Tiangong International Co. Ltd. ............... 540,000 221,582
Tongguan Gold Group Ltd. .................. 738,000 310,792
2,190,357
a
Oil, Gas & Consumable Fuels  —  1 .7%
CGN Mining Co. Ltd. ...................... 1,300,000 432,969
China Suntien Green Energy Corp. Ltd. , Class H ... 675,000 280,739
Kinetic Development Group Ltd. ............... 830,000 236,131
Sinopec Kantons Holdings Ltd.
(c)
.............. 360,000 171,080
1,120,919
a
Paper & Forest Products  —  1 .2%
China Forestry Holdings Co. Ltd.
(b) (d)
............ 306,000 1
Lee & Man Paper Manufacturing Ltd. ........... 461,000 224,817
Nine Dragons Paper Holdings Ltd.
(b)
............ 663,000 576,079
Qunxing Paper Holdings Co. Ltd.
(b) (d)
............ 148,000 —
800,897
a
Personal Care Products  —  0 .1%
Shanghai Chicmax Cosmetic Co. Ltd. , Class H ..... 27,000 74,609
a
Pharmaceuticals  —  6 .2%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.
(c)
.. 109,000 82,973
China Animal Healthcare Ltd. , NVS
(b) (d)
.......... 140,000 —
China Medical System Holdings Ltd. ............ 500,000 715,306
China Resources Pharmaceutical Group Ltd.
(a)
..... 782,500 446,035
China Shineway Pharmaceutical Group Ltd. ....... 135,000 142,606
China Traditional Chinese Medicine Holdings Co. Ltd.
(b)
1,106,000 192,996
Consun Pharmaceutical Group Ltd. ............. 183,000 315,853
Grand Pharmaceutical Group Ltd.
(c)
............. 437,500 280,139
Hua Han Health Industry Holdings Ltd. , NVS
(b) (c) (d)
... 505,580 1
HUTCHMED China Ltd.
(b) (c)
.................. 231,165 570,677
Luye Pharma Group Ltd.
(a) (b)
.................. 898,000 221,823
Ocumension Therapeutics
(a) (b) (c)
............... 115,000 75,732
Sihuan Pharmaceutical Holdings Group Ltd.
(c)
...... 1,705,000 162,707
Security Shares Value
a
Pharmaceuticals (continued)
Simcere Pharmaceutical Group Ltd.
(a)
........... 343,000 $ 484,498
SSY Group Ltd. .......................... 450,000 154,979
Sunshine Lake Pharma Co. Ltd. , Class H
(b) (c)
...... 40,570 197,507
4,043,832
a
Pharmaceuticals, Biotechnology & Life Sciences  —  0 .0%
CT Environmental Group Ltd. , NVS
(b) (d)
.......... 600,000 1
a
Real Estate Management & Development  —  7 .7%
Art Group Holdings Ltd.
(b) (c)
.................. 685,000 281,832
China Jinmao Holdings Group Ltd.
(c)
............ 2,224,000 373,400
China Overseas Grand Oceans Group Ltd.
(c)
...... 674,000 228,528
China Overseas Property Holdings Ltd. .......... 570,000 249,117
Country Garden Holdings Co. Ltd.
(b) (c)
........... 10,362,000 250,122
Country Garden Services Holdings Co. Ltd. ....... 875,000 615,656
Evergrande Property Services Group Ltd.
(a) (b)
...... 2,233,000 326,994
Greentown China Holdings Ltd.
(b) (c)
............. 414,500 330,393
Greentown Service Group Co. Ltd. ............. 552,000 295,289
Hopson Development Holdings Ltd.
(b) (d)
.......... 525,024 155,453
K Wah International Holdings Ltd.
(c)
............. 460,000 120,690
Logan Group Co. Ltd.
(b) (c)
.................... 568,000 100,520
Onewo, Inc. , Class H
(c)
..................... 91,900 223,780
Poly Property Group Co. Ltd. ................. 809,000 140,169
Poly Property Services Co. Ltd. , Class H ......... 64,400 227,478
Seazen Group Ltd.
(b) (c)
..................... 990,000 172,742
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd. , Class B .............. 23,952 16,216
Shenzhen Investment Ltd.
(b)
.................. 920,000 79,101
Shoucheng Holdings Ltd.
(c)
.................. 1,387,600 252,557
Sunac China Holdings Ltd.
(b)
................. 4,724,000 363,576
Yuexiu Property Co. Ltd.
(c)
................... 553,000 229,485
5,033,098
a
Semiconductors & Semiconductor Equipment  —  3 .2%
Black Sesame International Holding Ltd.
(b) (c)
....... 82,300 103,931
Daqo New Energy Corp. , ADR
(b)
............... 15,726 202,708
Flat Glass Group Co. Ltd. , Class H ............. 180,000 150,412
Fortior Technology Shenzhen Co. Ltd. , Class H
(c)
... 9,000 141,345
GCL Technology Holdings Ltd.
(b)
............... 9,270,000 825,420
JinkoSolar Holding Co. Ltd. , ADR .............. 11,388 143,261
Xinyi Solar Holdings Ltd. .................... 1,890,000 542,944
2,110,021
a
Software  —  4 .5%
Anxin-China Holdings Ltd. , NVS
(b) (d)
............. 672,000 1
Kingdee International Software Group Co. Ltd.
(b)
.... 1,170,000 1,287,567
Marketingforce Management Ltd.
(b) (c)
............ 27,700 214,483
Phancy Group Co. Ltd. , Class H
(b) (c)
............. 124,400 443,504
Pony AI, Inc. , Class A
(b)
..................... 85,500 606,485
Tuya, Inc. , ADR .......................... 106,619 200,444
Weimob, Inc.
(a) (b) (c)
........................ 1,520,000 194,226
2,946,710
a
Specialty Retail  —  0 .5%
Topsports International Holdings Ltd.
(a) (c)
......... 875,000 123,371
Zhongsheng Group Holdings Ltd.
(b)
............. 344,000 187,102
310,473
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Legend Holdings Corp. , Class H
(a)
............. 234,900 544,131
a
Textiles, Apparel & Luxury Goods  —  1 .4%
361 Degrees International Ltd.
(c)
............... 322,000 184,925
Boshiwa International Holding Ltd.
(b) (d)
........... 67,000 —
Fuguiniao Co. Ltd.
(b) (d)
...................... 43,200 —
Hosa International Ltd.
(b) (d)
................... 220,000 —

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
JNBY Design Ltd. ........................ 90,000 $ 226,575
Lao Feng Xiang Co. Ltd. , Class B .............. 82,900 231,073
Xtep International Holdings Ltd.
(c)
.............. 644,500 301,611
944,184
a
Tobacco  —  0 .2%
RLX Technology, Inc. , ADR .................. 90,132 164,942
a
Transportation Infrastructure  —  2 .8%
Anhui Expressway Co. Ltd. , Class H ............ 168,000 337,995
Beijing Capital International Airport Co. Ltd. , Class H
(b)
720,000 142,194
COSCO SHIPPING International Hong Kong Co. Ltd. 184,000 153,254
COSCO SHIPPING Ports Ltd. ................ 504,000 356,994
Shenzhen Expressway Corp. Ltd. , Class H
(c)
...... 184,000 156,822
Shenzhen International Holdings Ltd.
(c)
.......... 552,500 359,342
Sichuan Expressway Group Co. Ltd.
(c)
........... 270,000 163,018
Yuexiu Transport Infrastructure Ltd. ............. 325,601 144,322
1,813,941
a
Water Utilities  —  0 .8%
Beijing Enterprises Water Group Ltd. ............ 1,658,000 353,241
China Water Affairs Group Ltd.
(c)
............... 276,000 156,988
510,229
a
Total Long-Term Investments — 99.0%
(Cost: $ 76,579,705 ) ................................. 64,771,984
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  18 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 12,092,914 $ 12,096,542
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 75,335 75,335
a
Total Short-Term Securities — 18.6%
(Cost: $ 12,171,346 ) ................................. 12,171,877
Total Investments — 117.6%
(Cost: $ 88,751,051 ) ................................. 76,943,861
Liabilities in Excess of Other Assets — ( 17 .6 ) % .............. (11,539,998)
Net Assets — 100.0% ................................. $ 65,403,863
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 21,284,700 $ — $ (9,184,572)
(a)
$ (3,313) $ (273) $ 12,096,542 12,092,914 $ 831,547
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 160,000 — (84,665)
(a)
— — 75,335 75,335 2,577 —
$ — $ (3,313) $ (273)
$ 12,171,877
$ 834,124 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 19 09/18/26 $ 577 $ (1,499)

iShares
®
MSCI China Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
19
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,499 $ — $ — $ — $ 1,499
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (10,762) $ — $ — $ — $ (10,762)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (22,523) $ — $ — $ — $ (22,523)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 478,375
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 8,117,537  $ 56,298,371  $ 356,076  $ 64,771,984
Short-Term Securities
Money Market Funds ....................................... 12,171,877  —  —  12,171,877
$ 20,289,414  $ 56,298,371  $ 356,076  $ 76,943,861
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ —  $ (1,499) $ —  $ (1,499)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Indonesia ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  49 .7%
Bank Aladin Syariah Tbk PT
(a)
................ 13,632,800 $ 215,478
Bank Central Asia Tbk PT ................... 299,057,090 109,169,919
Bank Jago Tbk PT
(a)
....................... 5,877,900 321,849
Bank Mandiri Persero Tbk PT ................ 213,743,420 51,003,097
Bank Negara Indonesia Persero Tbk PT ......... 91,299,716 19,873,926
Bank Rakyat Indonesia Persero Tbk PT .......... 354,141,454 64,956,230
Bank Tabungan Negara Persero Tbk PT
(a)
........ 56,341,926 3,939,378
249,479,877
a
Broadline Retail  —  0 .0%
GoTo Gojek Tokopedia Tbk PT , Class A
(a) (b)
........ 89,350,200 122,395
a
Capital Markets  —  0 .1%
Pacific Strategic Financial Tbk PT
(a)
............ 20,981,500 592,503
Pool Advista Indonesia Tbk PT
(a) (b)
............. 7,126,300 —
592,503
a
Chemicals  —  3 .4%
Avia Avian Tbk PT ........................ 148,849,900 3,142,527
Barito Pacific Tbk PT ...................... 137,873,255 13,864,540
17,007,067
a
Construction & Engineering  —  0 .1%
Inovisi Infracom Tbk PT
(a) (b)
.................. 9,476,400 —
Waskita Karya Persero Tbk PT
(a) (b)
............. 61,414,619 201,975
Wijaya Karya Persero Tbk PT
(a) (b)
.............. 20,339,300 145,437
347,412
a
Construction Materials  —  0 .6%
Indocement Tunggal Prakarsa Tbk PT ........... 10,462,644 3,260,297
a
Consumer Finance  —  0 .7%
BFI Finance Indonesia Tbk PT ................ 64,020,800 3,358,261
a
Consumer Staples Distribution & Retail  —  1 .4%
Sumber Alfaria Trijaya Tbk PT ................ 96,510,200 7,268,014
a
Diversified Telecommunication Services  —  5 .1%
Dayamitra Telekomunikasi PT ................ 52,477,900 1,386,376
Sarana Menara Nusantara Tbk PT ............. 154,223,200 3,949,448
Telkom Indonesia Persero Tbk PT ............. 139,617,290 20,429,874
25,765,698
a
Food Products  —  5 .8%
Charoen Pokphand Indonesia Tbk PT ........... 48,645,525 8,185,009
Cisarua Mountain Dairy PT TBK ............... 14,610,300 3,984,582
Indofood Sukses Makmur Tbk PT .............. 29,083,630 12,313,137
Inti Agri Resources Tbk PT
(a) (b)
................ 190,840,700 —
Japfa Comfeed Indonesia Tbk PT .............. 38,524,800 4,783,210
29,265,938
a
Gas Utilities  —  1 .4%
Perusahaan Gas Negara Persero Tbk PT ........ 80,345,107 6,934,840
a
Industrial Conglomerates  —  3 .9%
Astra International Tbk PT ................... 73,255,830 19,832,930
a
Marine Transportation  —  0 .0%
Transcoal Pacific Tbk PT .................... 247,200 30,839
a
Media  —  1 .3%
Elang Mahkota Teknologi Tbk PT .............. 115,406,900 3,350,032
Solusi Sinergi Digital Tbk PT ................. 26,968,300 3,189,573
6,539,605
a
Security Shares Value
a
Metals & Mining  —  7 .5%
Bumi Resources Minerals Tbk PT
(a)
............. 386,840,400 $ 16,353,555
Merdeka Copper Gold Tbk PT ................ 60,659,506 10,051,008
Petrosea Tbk PT
(a)
........................ 21,400,200 6,111,113
Vale Indonesia Tbk PT ..................... 17,912,000 5,294,655
37,810,331
a
Oil, Gas & Consumable Fuels  —  11 .5%
Adaro Andalan Indonesia PT ................. 12,311,700 7,523,237
AKR Corporindo Tbk PT .................... 59,196,100 4,862,000
Alamtri Resources Indonesia Tbk PT ............ 61,486,239 9,851,380
Bukit Asam Persero Tbk PT .................. 33,736,100 4,875,604
Bumi Resources Tbk PT
(a)
................... 794,844,800 8,593,862
Energi Mega Persada Tbk PT
(a)
............... 112,777,200 8,339,719
Indo Tambangraya Megah Tbk PT ............. 2,910,900 4,280,494
Medco Energi Internasional Tbk PT ............. 52,326,086 4,145,868
Rukun Raharja Tbk PT ..................... 63,362,500 2,860,364
Sugih Energy Tbk PT
(a) (b)
.................... 39,886,700 —
Trada Alam Minera Tbk PT
(a) (b)
................ 163,879,000 —
United Tractors Tbk PT ..................... 1,661,696 2,270,000
57,602,528
a
Paper & Forest Products  —  1 .4%
Indah Kiat Pulp & Paper Tbk PT ............... 14,235,700 7,062,330
Sekawan Intipratama Tbk PT
(a) (b)
............... 30,572,100 —
7,062,330
a
Pharmaceuticals  —  1 .2%
Kalbe Farma Tbk PT ...................... 132,690,785 5,871,800
a
Real Estate Management & Development  —  1 .5%
Ciputra Development Tbk PT ................. 86,021,513 3,106,596
Hanson International Tbk PT
(a) (b)
............... 372,896,535 —
MNC Tourism Indonesia Tbk PT
(a)
.............. 294,900,500 1,081,367
Pakuwon Jati Tbk PT ...................... 196,097,577 3,098,437
Rimo International Lestari Tbk PT
(a) (b)
........... 54,096,000 —
7,286,400
a
Specialty Retail  —  0 .8%
Map Aktif Adiperkasa PT .................... 97,489,100 3,961,191
a
Tobacco  —  0 .9%
Gudang Garam Tbk PT ..................... 4,019,700 4,719,716
a
Transportation Infrastructure  —  0 .6%
Jasa Marga Persero Tbk PT ................. 18,321,308 3,059,410
a
Wireless Telecommunication Services  —  1 .2%
XLSMART Telecom Sejahtera Tbk PT ........... 38,757,100 6,161,463
a
a
Total Long-Term Investments — 100.1%
(Cost: $ 587,851,396 ) ................................ 503,340,845
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 286,086 286,086
a
Total Short-Term Securities — 0.1%
(Cost: $ 286,086 ) ................................... 286,086
Total Investments — 100.2%
(Cost: $ 588,137,482 ) ................................ 503,626,931
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (1,231,873)
Net Assets — 100.0% ................................. $ 502,395,058

iShares
®
MSCI Indonesia ETF
Schedule of Investments
(continued)
August 31, 2026
21
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 240,000  $ 46,086
(a)
$ —  $ —  $ —  $ 286,086  286,086  $ 15,718  $ —
(a)
Represents net amount purchased (sold).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 170,691 $ — $ — $ — $ 170,691
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 49,405,372  $ 453,465,666  $ 469,807  $ 503,340,845
Short-Term Securities
Money Market Funds ........................................ 286,086  —  —  286,086
$ 49,691,458  $ 453,465,666  $ 469,807  $ 503,626,931

Schedule of Investments
August 31, 2026
iShares
®
MSCI Peru and Global Exposure ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  26 .9%
Banco BBVA Peru SA ...................... 17,184,946 $ 11,234,327
Credicorp Ltd. ........................... 341,076 124,963,425
Intercorp Financial Services, Inc. .............. 284,230 15,524,643
151,722,395
a
Broadline Retail  —  2 .5%
Falabella SA ............................ 2,107,694 13,955,995
a
Construction Materials  —  2 .1%
Cementos Pacasmayo SAA .................. 4,803,648 11,704,726
a
Consumer Staples Distribution & Retail  —  1 .8%
InRetail Peru Corp.
(a)
...................... 290,440 10,238,010
a
Diversified Consumer Services  —  2 .6%
Laureate Education, Inc. , Class A
(b)
............. 385,852 14,481,026
a
Electric Utilities  —  2 .7%
Interconexion Electrica SA ESP ............... 1,728,727 15,302,122
a
Food Products  —  0 .4%
Casa Grande SAA
(b)
....................... 947,946 2,442,750
a
Health Care Providers & Services  —  1 .0%
Auna SA , Class A
(b)
....................... 1,086,840 5,618,963
a
Metals & Mining  —  52 .6%
Cia de Minas Buenaventura SAA , ADR .......... 713,673 24,478,984
Corp. Aceros Arequipa SA , NVS ............... 4,722,023 2,211,365
Fortuna Mining Corp.
(b)
..................... 1,296,678 15,652,385
Hochschild Mining PLC ..................... 2,983,312 26,388,410
MMG Ltd.
(b)
............................. 14,448,000 16,917,295
Pan American Silver Corp. ................... 280,740 14,578,345
Sociedad Minera Cerro Verde SAA ............. 235,589 16,140,202
Southern Copper Corp. ..................... 646,603 135,055,969
Triple Flag Precious Metals Corp. .............. 393,268 13,234,258
Security Shares Value
a
Metals & Mining (continued)
Volcan Cia Minera SAA , Class B , NVS
(b)
......... 63,595,714 $ 16,346,327
Wheaton Precious Metals Corp. ............... 106,015 15,978,551
296,982,091
a
Real Estate Management & Development  —  2 .7%
Parque Arauco SA ........................ 3,602,120 15,051,769
a
Trading Companies & Distributors  —  2 .8%
Ferreycorp SAA .......................... 12,279,510 15,905,383
a
Transportation Infrastructure  —  0 .4%
Inversiones Portuarias Chancay SAA , NVS
(b)
...... 61,598,493 2,342,914
a
Wireless Telecommunication Services  —  1 .3%
Empresa Nacional de Telecomunicaciones SA ..... 1,814,993 7,545,212
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 406,450,552 ) ................................ 563,293,356
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,450,817 1,450,817
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,450,817 ) .................................. 1,450,817
Total Investments — 100.1%
(Cost: $ 407,901,369 ) ................................ 564,744,173
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (285,432)
Net Assets — 100.0% ................................. $ 564,458,741
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 660,000  $ 790,817
(a)
$ —  $ —  $ —  $ 1,450,817  1,450,817  $ 32,545  $ —
(a)
Represents net amount purchased (sold).

iShares
®
MSCI Peru and Global Exposure ETF
Schedule of Investments
(continued)
August 31, 2026
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 17 09/18/26 $ 1,454 $ (9,334)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 9,334 $ — $ — $ — $ 9,334
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 611,158 $ — $ — $ — $ 611,158
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (6,251) $ — $ — $ — $ (6,251)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,025,181
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Peru and Global Exposure ETF
24
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 519,987,651  $ 43,305,705  $ —  $ 563,293,356
Short-Term Securities
Money Market Funds ....................................... 1,450,817  —  —  1,450,817
$ 521,438,468  $ 43,305,705  $ —  $ 564,744,173
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (9,334) $ —  $ —  $ (9,334)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Philippines ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  20 .1%
Bank of the Philippine Islands ................ 4,017,645 $ 6,445,520
BDO Unibank, Inc. ........................ 7,846,221 14,584,121
Metropolitan Bank & Trust Co. ................ 6,397,264 6,843,835
Philippine National Bank .................... 1,930,040 2,169,047
30,042,523
a
Consumer Staples Distribution & Retail  —  2 .2%
Puregold Price Club, Inc. .................... 4,884,160 3,219,323
a
Diversified Telecommunication Services  —  1 .3%
Converge Information and Communications Technology
Solutions, Inc. ......................... 13,035,100 1,902,297
a
Electric Utilities  —  5 .2%
Manila Electric Co. ........................ 704,720 5,212,300
Synergy Grid & Development Phils, Inc. .......... 6,299,200 2,634,629
7,846,929
a
Food Products  —  4 .7%
Century Pacific Food, Inc. ................... 5,829,800 3,034,702
Monde Nissin Corp.
(a)
...................... 19,623,700 2,142,121
Universal Robina Corp. ..................... 1,954,548 1,911,536
7,088,359
a
Hotels, Restaurants & Leisure  —  4 .1%
DigiPlus Interactive Corp. ................... 10,689,930 1,710,553
Jollibee Foods Corp. ...................... 1,831,611 4,409,092
6,119,645
a
Independent Power and Renewable Electricity Producers  —  3 .3%
Aboitiz Equity Ventures, Inc. ................. 7,070,100 4,213,158
ACEN Corp. ............................ 16,713,663 768,370
4,981,528
a
Industrial Conglomerates  —  15 .4%
Alliance Global Group, Inc. .................. 16,985,639 2,455,459
Ayala Corp. ............................. 417,528 3,317,906
DMCI Holdings, Inc. ....................... 14,841,300 1,847,490
GT Capital Holdings, Inc. ................... 430,356 3,286,188
Security Shares Value
a
Industrial Conglomerates (continued)
JG Summit Holdings, Inc. ................... 6,283,661 $ 2,141,470
LT Group, Inc. ........................... 11,167,100 2,724,686
SM Investments Corp. ..................... 813,256 7,241,302
23,014,501
a
Metals & Mining  —  1 .5%
Apex Mining Co., Inc. ...................... 8,618,200 2,206,784
a
Office REITs  —  1 .8%
AREIT, Inc. ............................. 1,333,600 783,974
RL Commercial REIT, Inc. ................... 16,655,200 1,918,127
2,702,101
a
Oil, Gas & Consumable Fuels  —  1 .1%
Semirara Mining & Power Corp. , Class A ......... 5,957,400 1,645,862
a
Real Estate Management & Development  —  9 .7%
Ayala Land, Inc. .......................... 7,963,550 1,979,835
Megaworld Corp. ......................... 59,290,960 2,085,648
Robinsons Land Corp. ..................... 3,094,006 844,920
SM Prime Holdings, Inc. .................... 33,418,235 9,570,923
14,481,326
a
Transportation Infrastructure  —  22 .0%
International Container Terminal Services, Inc. ..... 2,319,894 32,900,109
a
Water Utilities  —  3 .3%
Manila Water Co., Inc. ..................... 4,652,929 2,597,752
Maynilad Water Services, Inc. ................ 8,017,900 2,408,295
5,006,047
a
Wireless Telecommunication Services  —  3 .6%
PLDT, Inc. ............................. 294,524 5,332,457
a
a
Total Investments — 99.3%
(Cost: $ 178,161,772 ) ................................ 148,489,791
Other Assets Less Liabilities — 0 .7% ..................... 984,163
Net Assets — 100.0% ................................. $ 149,473,954
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(a)
........ $ 80,000  $ —  $ (80,000)
(b)
$ —  $ —  $ —  —  $ 4,712  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Philippines ETF
26
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 11 09/18/26 $ 941 $ (8,967)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 8,967 $ — $ — $ — $ 8,967
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 73,639 $ — $ — $ — $ 73,639
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (9,801) $ — $ — $ — $ (9,801)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 418,074
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 14,165,744  $ 134,324,047  $ —  $ 148,489,791
$ —  $ —  $ —  $ —
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (8,967) $ —  $ —  $ (8,967)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Poland ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  35 .0%
Alior Bank SA ........................... 440,198 $ 15,599,753
Bank Handlowy w Warszawie SA .............. 214,630 6,806,278
Bank Millennium SA
(a)
...................... 3,287,907 17,857,217
Bank Polska Kasa Opieki SA ................. 864,425 60,160,286
Erste Bank Polska SA ...................... 194,535 37,596,701
mBank SA
(a)
............................ 76,572 28,012,873
Powszechna Kasa Oszczednosci Bank Polski SA ... 4,279,826 130,866,197
296,899,305
a
Broadline Retail  —  4 .5%
Allegro.eu SA
(a) (b)
......................... 3,129,266 38,221,527
a
Capital Markets  —  3 .0%
Warsaw Stock Exchange .................... 202,790 5,308,511
XTB SA
(b)
.............................. 415,252 20,521,349
25,829,860
a
Construction & Engineering  —  1 .6%
Budimex SA
(c)
........................... 71,961 13,727,755
a
Consumer Finance  —  1 .3%
KRUK SA
(c)
............................. 101,628 10,895,486
a
Consumer Staples Distribution & Retail  —  5 .1%
Dino Polska SA
(a) (b)
........................ 2,609,132 25,178,444
Zabka Group SA ......................... 2,179,745 18,467,167
43,645,611
a
Diversified Telecommunication Services  —  2 .4%
Cyfrowy Polsat SA
(a) (c)
...................... 1,663,063 7,099,649
Orange Polska SA ........................ 3,676,255 13,505,415
20,605,064
a
Electric Utilities  —  4 .4%
Enea SA ............................... 1,639,206 8,630,410
PGE Polska Grupa Energetyczna SA
(a)
.......... 5,040,628 14,958,961
Tauron Polska Energia SA ................... 5,919,859 13,428,269
37,017,640
a
Electronic Equipment, Instruments & Components  —  0 .9%
ASBISc Enterprises PLC .................... 209,443 7,480,709
a
Entertainment  —  2 .6%
CD Projekt Red SA
(a)
...................... 344,444 21,633,168
a
Health Care Providers & Services  —  0 .7%
Diagnostyka SA
(c)
......................... 123,107 5,567,514
a
Security Shares Value
a
Insurance  —  6 .4%
Powszechny Zaklad Ubezpieczen SA ........... 2,736,815 $ 54,440,973
a
Metals & Mining  —  7 .3%
Grupa Kety SA .......................... 53,637 18,129,462
Jastrzebska Spolka Weglowa SA
(a) (c)
............ 493,187 4,379,180
KGHM Polska Miedz SA .................... 406,186 38,981,165
61,489,807
a
Oil, Gas & Consumable Fuels  —  13 .8%
ORLEN SA ............................. 2,838,520 117,368,564
a
Professional Services  —  2 .8%
Benefit Systems SA
(a)
...................... 16,170 23,594,190
a
Software  —  2 .2%
Asseco Poland SA ........................ 294,260 18,916,638
a
Specialty Retail  —  1 .5%
Auto Partner SA .......................... 569,398 4,889,026
Modivo SA
(a) (c)
........................... 327,577 7,620,342
12,509,368
a
Textiles, Apparel & Luxury Goods  —  3 .8%
LPP SA ............................... 5,781 32,310,921
a
a
Total Long-Term Investments — 99.3%
(Cost: $ 694,045,995 ) ................................ 842,154,100
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 13,063,648 13,067,568
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 709,145 709,145
a
Total Short-Term Securities — 1.6%
(Cost: $ 13,775,484 ) ................................. 13,776,713
Total Investments — 100.9%
(Cost: $ 707,821,479 ) ................................ 855,930,813
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (7,671,129)
Net Assets — 100.0% ................................. $ 848,259,684
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Poland ETF
28
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 19,856,314 $ — $ (6,786,706)
(a)
$ (1,736) $ (304) $ 13,067,568 13,063,648 $ 478,265
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,120,000 — (1,410,855)
(a)
— — 709,145 709,145 43,133 —
$ — $ (1,736) $ (304)
$ 13,776,713
$ 521,398 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
WIG20 Index ......................................................................... 232 09/18/26 $ 5,003 $ 15,667
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 15,667 $ — $ — $ — $ 15,667
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,685,805 $ — $ — $ — $ 1,685,805
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 357,034 $ — $ — $ — $ 357,034

iShares
®
MSCI Poland ETF
Schedule of Investments
(continued)
August 31, 2026
29
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,540,281
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 85,562,386  $ 756,591,714  $ —  $ 842,154,100
Short-Term Securities
Money Market Funds ........................................ 13,776,713  —  —  13,776,713
$ 99,339,099  $ 756,591,714  $ —  $ 855,930,813
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 15,667  $ —  $ —  $ 15,667
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Qatar ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
Gulf Warehousing Co. ..................... 498,237 $ 311,633
a
Banks  —  56 .1%
Al Rayan Bank .......................... 4,843,361 2,525,295
Commercial Bank PSQC (The) ................ 2,273,538 2,619,045
Doha Bank QPSC ........................ 2,247,627 1,621,633
Dukhan Bank ........................... 1,678,176 1,484,378
Lesha Bank LLC ......................... 751,748 584,034
Qatar International Islamic Bank QSC ........... 857,021 2,582,975
Qatar Islamic Bank QPSC ................... 1,431,136 8,515,489
Qatar National Bank QPSC .................. 2,948,710 13,504,791
33,437,640
a
Chemicals  —  2 .6%
Mesaieed Petrochemical Holding Co. ........... 5,091,493 1,519,626
a
Construction & Engineering  —  1 .9%
Estithmar Holding QPSC
(a)
................... 1,013,500 1,131,537
a
Construction Materials  —  1 .1%
Qatar National Cement Co. QSC .............. 499,857 354,881
Qatari Investors Group QSC ................. 715,226 267,235
622,116
a
Consumer Staples Distribution & Retail  —  0 .8%
Al Meera Consumer Goods Co. QSC ........... 127,923 456,210
a
Diversified Telecommunication Services  —  4 .5%
Ooredoo QPSC .......................... 777,837 2,699,428
a
Energy Equipment & Services  —  0 .9%
Gulf International Services QSC ............... 1,166,520 559,998
a
Financial Services  —  0 .5%
Salam International Investment Ltd. QSC ......... 1,513,393 315,911
a
Food Products  —  0 .8%
Baladna
(a)
.............................. 1,405,870 485,561
a
Health Care Providers & Services  —  0 .8%
Medicare Group .......................... 315,408 467,410
a
Industrial Conglomerates  —  7 .1%
Aamal Co. ............................. 2,179,095 420,517
Industries Qatar QSC ...................... 1,301,228 3,566,084
Security Shares Value
a
Industrial Conglomerates (continued)
Mannai Corp. QSC ........................ 180,963 $ 255,673
4,242,274
a
IT Services  —  0 .6%
Meeza QSTP LLC ........................ 408,381 332,844
a
Marine Transportation  —  4 .1%
Qatar Navigation QSC ..................... 840,457 2,417,568
a
Metals & Mining  —  1 .8%
Qatar Aluminum Manufacturing Co. ............. 2,687,360 1,081,193
a
Multi-Utilities  —  2 .5%
Nebras Energy .......................... 401,478 1,498,969
a
Oil, Gas & Consumable Fuels  —  7 .6%
Qatar Fuel QSC .......................... 528,073 1,745,636
Qatar Gas Transport Co. Ltd. ................. 2,327,926 2,764,465
4,510,101
a
Real Estate Management & Development  —  3 .9%
Barwa Real Estate Co. ..................... 1,989,978 1,261,052
Ezdan Holding Group QSC
(a)
................. 1,756,598 396,013
Mazaya Real Estate Development QPSC
(a)
....... 1,510,923 230,401
United Development Co. QSC ................ 2,089,249 460,317
2,347,783
a
Wireless Telecommunication Services  —  1 .9%
Vodafone Qatar PQSC ..................... 1,584,826 1,132,562
a
a
Total Long-Term Investments — 100.0%
(Cost: $ 45,663,881 ) ................................. 59,570,364
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 16,015 16,015
a
Total Short-Term Securities — 0.0%
(Cost: $ 16,015 ) .................................... 16,015
Total Investments — 100.0%
(Cost: $ 45,679,896 ) ................................. 59,586,379
Liabilities in Excess of Other Assets — 0 .0% ................ (342)
Net Assets — 100.0% ................................. $ 59,586,037
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

iShares
®
MSCI Qatar ETF
Schedule of Investments
(continued)
August 31, 2026
31
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ — $ 16,015
(a)
$ — $ — $ — $ 16,015 16,015 $ 16,954 $ —
(a)
Represents net amount purchased (sold).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (23,600) $ — $ — $ — $ (23,600)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 80,185
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 13,618,334  $ 45,952,030  $ —  $ 59,570,364
Short-Term Securities
Money Market Funds ........................................ 16,015  —  —  16,015
$ 13,634,349  $ 45,952,030  $ —  $ 59,586,379

Schedule of Investments
August 31, 2026
iShares
®
MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
SAL Saudi Logistics Services ................. 69,840 $ 3,058,034
a
Banks  —  38 .1%
Al Rajhi Bank ........................... 5,018,327 89,431,349
Alinma Bank ............................ 2,780,323 18,912,681
Arab National Bank ....................... 1,699,643 10,103,881
Bank AlBilad ............................ 1,388,196 9,621,727
Bank Al-Jazira ........................... 1,194,722 3,796,929
Banque Saudi Fransi ...................... 2,315,738 13,378,684
Riyad Bank ............................. 3,703,193 20,519,555
Saudi Awwal Bank ........................ 1,902,084 17,243,169
Saudi Investment Bank (The) ................. 1,160,706 4,487,931
Saudi National Bank (The) ................... 4,891,745 56,017,048
243,512,954
a
Building Products  —  0 .3%
Bawan Co.
(a)
............................ 79,807 802,619
Saudi Ceramic Co. ........................ 124,466 844,669
1,647,288
a
Capital Markets  —  0 .6%
Derayah Financial Co. ..................... 129,739 775,109
Saudi Tadawul Group Holding Co. ............. 93,570 3,239,786
4,014,895
a
Chemicals  —  6 .2%
Advanced Petrochemical Co.
(a)
................ 263,694 1,675,039
National Industrialization Co.
(a)
................ 689,192 1,648,220
SABIC Agri-Nutrients Co. ................... 332,121 11,554,021
Sahara International Petrochemical Co. .......... 712,884 2,508,176
Saudi Basic Industries Corp. ................. 1,398,955 18,421,226
Saudi Industrial Investment Group ............. 671,494 2,214,109
Saudi Kayan Petrochemical Co.
(a)
.............. 270,745 379,300
Yanbu National Petrochemical Co. ............. 146,597 1,322,538
39,722,629
a
Commercial Services & Supplies  —  0 .3%
Catrion Catering Holding Co. ................. 85,068 1,615,445
a
Construction & Engineering  —  0 .2%
Al Babtain Power & Telecommunication Co. ....... 72,384 1,189,499
a
Construction Materials  —  1 .2%
Arabian Cement Co. ....................... 132,132 756,629
Qassim Cement Co. (The) ................... 120,610 1,451,329
Riyadh Cement Co. ....................... 145,692 903,348
Saudi Cement Co. ........................ 167,202 1,267,307
Southern Province Cement Co. ............... 173,665 908,890
Yamama Cement Co. ...................... 215,748 1,340,021
Yanbu Cement Co. ........................ 205,177 826,260
7,453,784
a
Consumer Finance  —  0 .1%
United International Holding Co.
(a)
.............. 77,715 612,922
a
Consumer Staples Distribution & Retail  —  0 .9%
Abdullah Al Othaim Markets Co. ............... 975,962 1,289,910
Al-Dawaa Medical Services Co. ............... 73,498 752,089
Almunajem Foods Co. ..................... 51,984 850,108
BinDawood Holding Co. .................... 719,731 902,033
Nahdi Medical Co. ........................ 68,542 1,687,718
5,481,858
a
Security Shares Value
a
Diversified Consumer Services  —  0 .2%
National Co. for Learning & Education ........... 38,574 $ 1,464,016
a
Diversified REITs  —  0 .2%
Al Rajhi REIT ........................... 598,761 1,283,766
a
Diversified Telecommunication Services  —  6 .2%
Etihad GO Telecom Co. .................... 40,704 948,596
Saudi Telecom Co. ........................ 3,227,685 38,444,062
39,392,658
a
Electric Utilities  —  1 .1%
Saudi Energy Co. ........................ 1,575,225 7,278,444
a
Electrical Equipment  —  0 .7%
Electrical Industries Co. .................... 1,046,791 4,394,124
a
Energy Equipment & Services  —  0 .7%
Ades Holding Co. ......................... 657,187 3,211,895
Arabian Drilling Co.
(a)
...................... 58,177 1,470,462
4,682,357
a
Food Products  —  2 .8%
Almarai Co. JSC ......................... 910,957 11,888,588
First Milling Co. .......................... 50,711 700,980
National Agriculture Development Co. (The)
(a)
...... 329,139 1,341,242
Saudia Dairy & Foodstuff Co. ................. 33,235 1,802,228
Savola Group (The) ....................... 305,381 2,118,521
17,851,559
a
Gas Utilities  —  0 .2%
National Gas & Industrialization Co. ............ 81,172 1,367,431
a
Ground Transportation  —  0 .2%
United International Transportation Co. .......... 122,840 1,032,555
a
Health Care Providers & Services  —  3 .8%
Al Hammadi Holding ....................... 177,366 1,187,867
Almoosa Health Co. ....................... 26,522 845,325
Dallah Healthcare Co. ...................... 87,413 1,978,925
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 135,267 1,369,026
Dr Sulaiman Al Habib Medical Services Group Co. .. 165,224 10,248,940
Middle East Healthcare Co. .................. 103,050 896,981
Mouwasat Medical Services Co. ............... 187,202 3,242,083
National Medical Care Co. ................... 46,583 1,537,217
Saudi Chemical Co. Holding ................. 865,592 1,807,919
Specialized Medical Co. .................... 192,520 838,359
23,952,642
a
Hotels, Restaurants & Leisure  —  1 .8%
Jabal Omar Development Co.
(a)
............... 1,078,678 5,255,961
Jahez International Co.
(a)
.................... 265,330 932,018
Leejam Sports Co. JSC .................... 56,896 1,189,564
Seera Group Holding
(a)
..................... 299,121 1,758,614
Taiba Investments Co. ..................... 488,118 2,473,703
11,609,860
a
Independent Power and Renewable Electricity Producers  —  3 .3%
ACWA Power Co. ........................ 415,750 21,199,716
a
Industrial Conglomerates  —  0 .4%
Astra Industrial Group Co. ................... 76,535 2,774,307
a
Insurance  —  2 .8%
Al Rajhi Co. for Co-operative Insurance
(a)
......... 169,680 2,501,408
Bupa Arabia for Cooperative Insurance Co. ....... 156,128 6,435,264
Co. for Cooperative Insurance (The) ............ 139,138 5,033,678

iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Rasan Information Technology Co.
(a)
............ 74,750 $ 2,721,548
Saudi Reinsurance Co.
(a)
.................... 186,471 1,297,478
17,989,376
a
IT Services  —  1 .6%
Al Moammar Information Systems Co. ........... 32,268 2,497,396
Elm Co. ............................... 45,363 7,690,180
10,187,576
a
Media  —  0 .3%
Arabian Contracting Services Co.
(a)
............. 48,970 805,385
Saudi Research & Media Group
(a)
.............. 74,428 1,236,964
2,042,349
a
Metals & Mining  —  5 .2%
Al Masane Al Kobra Mining Co. ............... 75,934 1,676,591
East Pipes Integrated Co. for Industry ........... 34,087 1,785,786
Saudi Arabian Mining Co.
(a)
.................. 1,614,817 28,569,151
Saudi Steel Pipe Co. ...................... 63,310 905,489
32,937,017
a
Multi-Utilities  —  0 .3%
Power & Water Utility Co. for Jubail & Yanbu ...... 164,949 1,968,176
a
Oil, Gas & Consumable Fuels  —  11 .1%
Saudi Arabian Oil Co.
(b)
..................... 10,242,175 70,667,101
a
Paper & Forest Products  —  0 .1%
Saudi Paper Manufacturing Co. ............... 50,835 893,600
a
Passenger Airlines  —  0 .2%
flynas Co. SJSC
(a)
........................ 110,374 1,463,737
a
Personal Care Products  —  0 .1%
Al Majed for Oud Co. ...................... 24,863 817,156
a
Pharmaceuticals  —  0 .4%
Jamjoom Pharmaceuticals Factory Co. .......... 44,663 1,628,500
Saudi Pharmaceutical Industries & Medical Appliances
Corp. ............................... 137,727 1,112,204
2,740,704
a
Professional Services  —  0 .1%
Maharah Human Resources Co. ............... 722,942 901,126
a
Real Estate Management & Development  —  2 .8%
Arabian Centres Co.
(b)
...................... 440,314 1,894,319
Arriyadh Development Co. ................... 264,720 1,113,987
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,001,466 5,558,662
Security Shares Value
a
Real Estate Management & Development (continued)
Emaar Economic City
(a)
..................... 421,624 $ 1,112,604
Knowledge Economic City Co.
(a)
............... 233,750 1,212,143
Makkah Construction & Development Co. ........ 186,971 4,130,731
Retal Urban Development Co. , Class A .......... 523,773 1,359,745
Saudi Real Estate Co.
(a)
.................... 339,094 1,389,937
17,772,128
a
Specialty Retail  —  1 .7%
Aldrees Petroleum and Transport Services Co. ..... 94,917 2,980,535
AlSaif Stores For Development & Investment Co. ... 376,727 650,815
Jarir Marketing Co. ........................ 1,113,453 5,120,120
Saudi Automotive Services Co.
(a)
.............. 83,764 941,469
United Electronics Co. ..................... 84,399 1,461,185
11,154,124
a
Transportation Infrastructure  —  0 .4%
Saudi Ground Services Co. .................. 194,255 1,411,517
Sustained Infrastructure Holding Co. ............ 106,465 1,137,071
2,548,588
a
Water Utilities  —  0 .2%
AlKhorayef Water & Power Technologies Co. ...... 39,965 1,043,231
a
Wireless Telecommunication Services  —  2 .4%
Etihad Etisalat Co. ........................ 713,635 12,660,617
Mobile Telecommunications Co. Saudi Arabia ...... 877,952 2,410,826
15,071,443
a
Total Long-Term Investments — 99.7%
(Cost: $ 478,246,310 ) ................................ 636,790,175
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,933,092 1,933,092
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,933,092 ) .................................. 1,933,092
Total Investments — 100.0%
(Cost: $ 480,179,402 ) ................................ 638,723,267
Liabilities in Excess of Other Assets — 0 .0% ................ (235,660)
Net Assets — 100.0% ................................. $ 638,487,607
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Saudi Arabia ETF
34
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 1,850,000  $ 83,092
(a)
$ —  $ —  $ —  $ 1,933,092  1,933,092  $ 85,908  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 22 09/18/26 $ 1,882 $ 14,155
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 14,155 $ — $ — $ — $ 14,155
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 738,671 $ — $ — $ — $ 738,671
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,491 $ — $ — $ — $ 1,491
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,716,895
a

iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(continued)
August 31, 2026
35
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 186,572,377  $ 450,217,798  $ —  $ 636,790,175
Short-Term Securities
Money Market Funds ........................................ 1,933,092  —  —  1,933,092
$ 188,505,469  $ 450,217,798  $ —  $ 638,723,267
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 14,155  $ —  $ —  $ 14,155
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI UAE ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .3%
Agility Global PLC ........................ 8,970,915 $ 4,103,279
a
Banks  —  36 .4%
Abu Dhabi Commercial Bank PJSC ............ 3,267,841 13,321,931
Abu Dhabi Islamic Bank PJSC ................ 2,180,448 13,563,366
Ajman Bank PJSC ........................ 3,793,846 1,466,740
Bank of Sharjah .......................... 4,013,423 1,486,875
Dubai Islamic Bank PJSC ................... 5,356,528 10,472,391
Emirates NBD Bank PJSC ................... 3,181,240 25,996,311
First Abu Dhabi Bank PJSC .................. 7,538,402 40,510,579
Sharjah Islamic Bank ...................... 4,030,405 3,207,163
110,025,356
a
Building Products  —  0 .4%
Ras Al Khaimah Ceramics PJSC .............. 1,943,975 1,237,288
a
Capital Markets  —  1 .7%
Al Waha Capital PJSC ..................... 3,021,154 1,661,749
Dubai Financial Market PJSC ................ 4,562,143 1,710,039
Investcorp Capital PLC ..................... 2,929,074 1,220,132
SHUAA CAPITAL PSC
(a)
.................... 12,424,847 699,746
5,291,666
a
Commercial Services & Supplies  —  1 .3%
Parkin Co. PJSC ......................... 1,831,009 2,866,666
Union Properties PJSC ..................... 7,432,928 1,105,801
3,972,467
a
Construction & Engineering  —  0 .4%
Alec Holdings PJSC ....................... 3,483,289 1,289,773
Arabtec Holding PJSC
(a) (b)
................... 2,433,366 7
1,289,780
a
Construction Materials  —  0 .1%
Apex Investment Co. PSC
(a)
.................. 207,988 203,203
a
Consumer Staples Distribution & Retail  —  1 .1%
Lulu Retail Holdings PLC ................... 8,039,390 2,102,220
Spinneys 1961 Holding PLC ................. 3,792,056 1,332,804
3,435,024
a
Diversified Consumer Services  —  0 .7%
Alef Education Holding PLC .................. 5,159,687 1,377,332
Taaleem Holdings PJSC .................... 898,496 759,363
2,136,695
a
Diversified Telecommunication Services  —  13 .7%
Emirates Integrated Telecommunications Co. PJSC .. 1,781,303 5,509,360
Emirates Telecommunications Group Co. PJSC .... 5,907,463 34,267,366
Space42 PLC
(a)
.......................... 3,408,325 1,702,221
41,478,947
a
Energy Equipment & Services  —  2 .7%
ADNOC Drilling Co. PJSC ................... 5,109,268 8,013,293
NMDC Energy PJSC ...................... 263,826 207,833
8,221,126
a
Financial Services  —  0 .8%
Amanat Holdings PJSC .................... 3,439,340 1,367,140
Amlak Finance PJSC ...................... 3,042,481 980,091
Gulf General Investment Co.
(a) (b)
............... 7,295,803 19
2,347,250
a
Security Shares Value
a
Food Products  —  0 .4%
Agthia Group PJSC ....................... 1,288,486 $ 1,143,621
a
Ground Transportation  —  0 .5%
Dubai Taxi Co. PJSC ...................... 2,314,228 1,423,966
a
Health Care Providers & Services  —  0 .0%
NMC Health PLC
(a) (b)
....................... 112,588 2
a
Hotels, Restaurants & Leisure  —  2 .1%
Abu Dhabi National Hotels ................... 20,430,835 2,271,491
Americana Restaurants International PLC - Foreign Co. 6,338,258 4,193,351
6,464,842
a
Industrial Conglomerates  —  1 .9%
Dubai Investments PJSC ................... 4,451,734 4,425,564
Modon Holding PSC
(a)
...................... 837,417 645,147
Two Point Zero Group PJSC
(a)
................ 1,046,888 601,651
5,672,362
a
Multi-Utilities  —  2 .8%
Dubai Electricity & Water Authority PJSC ......... 11,364,479 8,346,814
a
Oil, Gas & Consumable Fuels  —  6 .9%
Adnoc Gas PLC .......................... 11,482,760 10,157,817
ADNOC Logistics & Services ................. 3,275,063 6,156,732
Dana Gas PJSC ......................... 12,961,769 2,937,397
Etihad Energy Holding PJSC
(a)
................ 1,873,438 1,581,197
20,833,143
a
Passenger Airlines  —  2 .1%
Air Arabia PJSC .......................... 4,605,849 6,267,782
a
Real Estate Management & Development  —  16 .5%
Aldar Properties PJSC ..................... 5,773,205 12,018,463
Deyaar Development PJSC .................. 4,669,379 898,894
Emaar Development PJSC .................. 1,099,269 3,804,557
Emaar Properties PJSC .................... 10,461,234 30,451,266
Eshraq Investments PJSC
(a)
.................. 7,482,168 1,169,296
RAK Properties PJSC
(a)
.................... 5,314,798 1,536,252
49,878,728
a
Residential REITs  —  0 .6%
Dubai Residential REIT ..................... 5,428,446 1,921,157
a
Software  —  0 .3%
Phoenix Group PLC
(a)
...................... 5,173,591 809,925
a
Specialty Retail  —  2 .1%
Abu Dhabi National Oil Co. for Distribution PJSC ... 5,751,100 6,255,221
a
Transportation Infrastructure  —  1 .8%
Salik Co. PJSC .......................... 3,635,957 5,351,519
a
Water Utilities  —  1 .1%
Emirates Central Cooling Systems Corp. ......... 5,215,098 2,244,455
National Central Cooling Co. PJSC ............. 1,797,840 1,228,598
3,473,053
a
Total Long-Term Investments — 99.7%
(Cost: $ 267,258,796 ) ................................ 301,584,216

iShares
®
MSCI UAE ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,130,064 $ 1,130,064
a
Total Short-Term Securities — 0.4%
(Cost: $ 1,130,064 ) .................................. 1,130,064
Security Shares Value
a
Total Investments — 100 .1%
(Cost: $ 268,388,860 ) ................................ $ 302,714,280
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (244,312)
Net Assets — 100.0% ................................. $ 302,469,968
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 230,000  $ 900,064
(a)
$ —  $ —  $ —  $ 1,130,064  1,130,064  $ 78,592  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 10 09/18/26 $ 856 $ 5,107
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 5,107 $ — $ — $ — $ 5,107
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI UAE ETF
38
2026
iShares Annual Financial Statements and Additional Information
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 677,633 $ — $ — $ — $ 677,633
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 6,200 $ — $ — $ — $ 6,200
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 823,173
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 26,506,376  $ 275,077,812  $ 28  $ 301,584,216
Short-Term Securities
Money Market Funds ........................................ 1,130,064  —  —  1,130,064
$ 27,636,440  $ 275,077,812  $ 28  $ 302,714,280
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 5,107  $ —  $ —  $ 5,107
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Brazil Small-
Cap ETF
iShares
MSCI China ETF
iShares
MSCI China Small-
Cap ETF
iShares
MSCI Indonesia ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 214,404,591  $ 6,313,036,627  $ 64,771,984  $ 503,340,845
Investments, at value — affiliated
(c)
....................................... 2,487,140  92,963,683  12,171,877  286,086
Cash ........................................................... —  208,110  —  —
Cash pledged:
Futures contracts ................................................. 531,000  1,886,000  24,000  127,000
Foreign currency, at value
(d)
............................................ 349,881  45,239,423  180,200  8,590,197
Receivables:
Investments sold ................................................. 16,652,362  67,841,972  6,994,125  26,361,810
Securities lending income — affiliated ................................... 576  539,336  65,993  —
Capital shares sold ................................................ —  —  —  352,496
Dividends — unaffiliated ............................................ 1,410,129  2,044,953  71,496  331,716
Dividends — affiliated .............................................. 209  15,015  224  1,558
Variation margin on futures contracts .................................... 700,625  —  —  —
Total assets ......................................................
236,536,513  6,523,775,119  84,279,899  539,391,708
LIABILITIES
Collateral on securities loaned .......................................... 2,343,743  88,790,277  12,105,271  —
Payables:
Investments purchased ............................................. 16,486,699  105,383,471  6,735,410  36,787,468
Investment advisory fees ............................................ 91,828  2,684,771  28,316  209,125
Variation margin on futures contracts .................................... —  233,255  7,039  57
Total liabilities .....................................................
18,922,270  197,091,774  18,876,036  36,996,650
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 217,614,243  $ 6,326,683,345  $ 65,403,863  $ 502,395,058
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 330,112,340  $ 9,055,209,456  $ 134,977,665  $ 995,160,630
Accumulated loss .................................................. (112,498,097) (2,728,526,111) (69,573,802) (492,765,572)
NET ASSETS .....................................................
$ 217,614,243  $ 6,326,683,345  $ 65,403,863  $ 502,395,058
NET ASSET VALUE
Shares outstanding ................................................. 17,050,000  115,200,000  2,250,000  39,300,000
Net asset value .................................................... $ 12.76  $ 54.92  $ 29.07  $ 12.78
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 2,349,776  $ 83,558,077  $ 11,315,889  $ —
(b)
Investments, at cost — unaffiliated ..................................... $ 203,883,640  $ 6,364,668,100  $ 76,579,705  $ 587,851,396
(c)
Investments, at cost — affiliated ....................................... $ 2,487,156  $ 92,955,090  $ 12,171,346  $ 286,086
(d)
  Foreign currency, at cost ............................................ $ 351,050  $ 45,233,399  $ 180,121  $ 8,592,910

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
August 31, 2026
See notes to financial statements.
iShares
MSCI Peru and
Global Exposure
ETF
iShares
MSCI Philippines
ETF
iShares
MSCI Poland ETF
iShares
MSCI Qatar ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 563,293,356  $ 148,489,791  $ 842,154,100  $ 59,570,364
Investments, at value — affiliated
(c)
....................................... 1,450,817  —  13,776,713  16,015
Cash pledged:
Futures contracts ................................................. 87,000  56,000  —  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................. —  —  470,415  —
Foreign currency, at value
(e)
............................................ 49,124  4,160  1,836,013  24,270
Receivables:
Investments sold ................................................. 6,507,448  6,201,736  32,761,872  148,351
Securities lending income — affiliated ................................... —  —  75,726  —
Dividends — unaffiliated ............................................ 82,474  470,318  694,379  —
Dividends — affiliated .............................................. 2,826  125  2,102  340
Tax reclaims .................................................... —  —  3,162,563  —
Variation margin on futures contracts .................................... —  —  93,868  —
Total assets ......................................................
571,473,045  155,222,130  895,027,751  59,759,340
LIABILITIES
Bank overdraft ..................................................... —  142,968  —  —
Collateral on securities loaned .......................................... —  —  13,085,884  —
Payables:
Investments purchased ............................................. 6,773,377  5,518,755  32,723,086  146,850
Capital shares redeemed ............................................ —  18,569  116,130  —
Investment advisory fees ............................................ 237,867  65,904  353,789  26,453
IRS compliance fee for foreign withholding tax claims ......................... —  —  473,497  —
Professional fees ................................................. —  —  15,681  —
Variation margin on futures contracts .................................... 3,060  1,980  —  —
Total liabilities .....................................................
7,014,304  5,748,176  46,768,067  173,303
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 564,458,741  $ 149,473,954  $ 848,259,684  $ 59,586,037
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 581,376,409  $ 292,950,091  $ 860,165,230  $ 73,694,121
Accumulated loss .................................................. (16,917,668) (143,476,137) (11,905,546) (14,108,084)
NET ASSETS .....................................................
$ 564,458,741  $ 149,473,954  $ 848,259,684  $ 59,586,037
NET ASSET VALUE
Shares outstanding ................................................. 6,150,000  6,250,000  19,150,000  3,450,000
Net asset value .................................................... $ 91.78  $ 23.92  $ 44.30  $ 17.27
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ —  $ —  $ 12,375,074  $ —
(b)
Investments, at cost — unaffiliated ..................................... $ 406,450,552  $ 178,161,772  $ 694,045,995  $ 45,663,881
(c)
Investments, at cost — affiliated ....................................... $ 1,450,817  $ —  $ 13,775,484  $ 16,015
(d)
Foreign currency collateral pledged, at cost ............................... $ —  $ —  $ 467,534  $ —
(e)
  Foreign currency, at cost ............................................ $ 48,537  $ 4,160  $ 1,840,046  $ 24,271

Statements of Assets and Liabilities
(continued)
August 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI Saudi Arabia
ETF
iShares
MSCI UAE ETF
ASSETS
Investments, at value — unaffiliated
(a)
..................................................................... $ 636,790,175  $ 301,584,216
Investments, at value — affiliated
(b)
....................................................................... 1,933,092  1,130,064
Cash pledged:
Futures contracts ................................................................................. 163,000  102,000
Foreign currency, at value
(c)
............................................................................ 533,402  37,972
Receivables:
Investments sold ................................................................................. 9,615,464  5,402,199
Dividends — unaffiliated ............................................................................ 595,590  586,898
Dividends — affiliated .............................................................................. 4,390  1,598
Variation margin on futures contracts .................................................................... —  783
Total assets ......................................................................................
649,635,113  308,845,730
LIABILITIES
Payables:
Investments purchased ............................................................................. 10,751,754  6,242,657
Investment advisory fees ............................................................................ 394,375  133,105
Variation margin on futures contracts .................................................................... 1,377  —
Total liabilities .....................................................................................
11,147,506  6,375,762
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 638,487,607  $ 302,469,968
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 593,612,131  $ 320,917,338
Accumulated earnings (loss) ........................................................................... 44,875,476  (18,447,370)
NET ASSETS .....................................................................................
$ 638,487,607  $ 302,469,968
NET ASSET VALUE
Shares outstanding ................................................................................. 16,500,000  15,600,000
Net asset value .................................................................................... $ 38.70  $ 19.39
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Investments, at cost — unaffiliated ..................................................................... $ 478,246,310  $ 267,258,796
(b)
Investments, at cost — affiliated ....................................................................... $ 1,933,092  $ 1,130,064
(c)
  Foreign currency, at cost ............................................................................ $ 533,402  $ 37,960

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Brazil Small-
Cap ETF
iShares
MSCI China ETF
iShares
MSCI China Small-
Cap ETF
iShares
MSCI Indonesia ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 10,363,478  $ 149,879,214  $ 2,265,248  $ 16,544,648
Dividends — affiliated .............................................. 21,106  176,722  2,577  15,718
Interest — unaffiliated .............................................. 9,554  76,996  1,320  1,648
Securities lending income — affiliated — net ............................... 27,593  3,325,117  831,547  —
Foreign taxes withheld ............................................. (735,397) (10,179,044) (35,743) (2,826,927)
Total investment income ..............................................
9,686,334  143,279,005  3,064,949  13,735,087
EXPENSES
Investment advisory ............................................... 1,247,310  38,645,463  473,412  1,817,344
Commitment costs ................................................ 2,142  40,692  690  3,109
Interest expense ................................................. 467  39,737  121  2,942
Total expenses .................................................... 1,249,919  38,725,892  474,223  1,823,395
Net investment income ...............................................
8,436,415  104,553,113  2,590,726  11,911,692
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (2,993,237) (202,809,355) (2,984,969) (106,674,242)
Investments — affiliated ........................................... (373) (45,610) (3,313) —
Foreign currency transactions ....................................... 532,703  (54,620) 837  (165,030)
Futures contracts ............................................... 298,826  (468,741) (10,762) 170,691
In-kind redemptions — unaffiliated
(a)
................................... 5,035,625  235,806,459  7,098,840  2,886,319
2,873,544  32,428,133  4,100,633  (103,782,262)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (25,215,755) (752,984,202) (24,880,437) 22,684,679
Investments — affiliated ........................................... (111) 8,593  (273) —
Foreign currency translations ....................................... (11,094) 16,356  204  (3,200)
Futures contracts ............................................... 19,342  (1,423,048) (22,523) —
(25,207,618) (754,382,301) (24,903,029) 22,681,479
Net realized and unrealized loss .........................................
(22,334,074) (721,954,168) (20,802,396) (81,100,783)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (13,897,659) $ (617,401,055) $ (18,211,670) $ (69,189,091)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended August 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI Peru and
Global Exposure
ETF
iShares
MSCI Philippines
ETF
iShares
MSCI Poland ETF
iShares
MSCI Qatar ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 13,360,091  $ 5,442,244  $ 27,547,379  $ 2,385,195
Dividends — affiliated .............................................. 32,545  4,712  43,133  16,954
Interest — unaffiliated .............................................. 6,864  370  313  815
Securities lending income — affiliated — net ............................... —  —  478,265  —
Other income — unaffiliated .......................................... —  —  893,886  —
Foreign taxes withheld ............................................. (487,078) (1,344,880) (43,103) —
IRS compliance fee for foreign withholding tax claims ......................... —  —  116,265  —
Total investment income ..............................................
12,912,422  4,102,446  29,036,138  2,402,964
EXPENSES
Investment advisory ............................................... 2,190,580  683,769  3,038,955  391,387
Commitment costs ................................................ 1,815  1,101  4,968  678
Professional .................................................... —  —  31,852  —
Interest expense ................................................. 341  30  —  2,681
Total expenses .................................................... 2,192,736  684,900  3,075,775  394,746
Net investment income ...............................................
10,719,686  3,417,546  25,960,363  2,008,218
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 1,011,586  (7,388,091) (2,361,364) (1,225,415)
Investments — affiliated ........................................... —  —  (1,736) —
Foreign currency transactions ....................................... (64,093) (43,546) 312,609  (72,794)
Futures contracts ............................................... 611,158  73,639  1,685,805  (23,600)
In-kind redemptions — unaffiliated
(a)
................................... 24,264,194  9,521,317  64,056,237  —
25,822,845  2,163,319  63,691,551  (1,321,809)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 127,243,697  (16,107,587) 118,954,751  (7,892,909)
Investments — affiliated ........................................... —  —  (304) —
Foreign currency translations ....................................... (847) (3,425) (539,664) 58
Futures contracts ............................................... (6,251) (9,801) 357,034  —
127,236,599  (16,120,813) 118,771,817  (7,892,851)
Net realized and unrealized gain (loss) ....................................
153,059,444  (13,957,494) 182,463,368  (9,214,660)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 163,779,130  $ (10,539,948) $ 208,423,731  $ (7,206,442)
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Saudi Arabia
ETF
iShares
MSCI UAE ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 23,711,495  $ 13,041,256
Dividends — affiliated .............................................................................. 85,908  78,592
Interest — unaffiliated .............................................................................. 6,319  16,057
Foreign taxes withheld ............................................................................. (992,234) —
Total investment income ..............................................................................
22,811,488  13,135,905
EXPENSES
Investment advisory ............................................................................... 4,951,371  1,172,270
Commitment costs ................................................................................ 6,385  2,067
Interest expense ................................................................................. 21,635  8,998
Total expenses .................................................................................... 4,979,391  1,183,335
Net investment income ...............................................................................
17,832,097  11,952,570
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (25,517,202) (5,229,325)
Foreign currency transactions ....................................................................... (224,767) (136,718)
Futures contracts ............................................................................... 738,671  677,633
(25,003,298) (4,688,410)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 34,493,898  3,971,540
Foreign currency translations ....................................................................... (3,783) (4,336)
Futures contracts ............................................................................... 1,491  6,200
34,491,606  3,973,404
Net realized and unrealized gain (loss) ....................................................................
9,488,308  (715,006)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 27,320,405  $ 11,237,564

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Brazil Small-Cap ETF
iShares
MSCI China ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 8,436,415  $ 5,330,088  $ 104,553,113  $ 102,781,489
Net realized gain (loss) ......................................... 2,873,544  (24,545,489) 32,428,133  (62,321,749)
Net change in unrealized appreciation (depreciation) ..................... (25,207,618) 28,605,922  (754,382,301) 2,045,334,990
Net increase (decrease) in net assets resulting from operations ................
(13,897,659) 9,390,521  (617,401,055) 2,085,794,730
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(7,488,006) (4,842,016) (135,776,822) (165,418,557)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
60,081,220  47,980,631  (809,990,819) 1,647,904,022
NET ASSETS
Total increase (decrease) in net assets ................................ 38,695,555  52,529,136  (1,563,168,696) 3,568,280,195
Beginning of year ...............................................
178,918,688  126,389,552  7,889,852,041  4,321,571,846
End of year ...................................................
$ 217,614,243  $ 178,918,688  $ 6,326,683,345  $ 7,889,852,041
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI China Small-Cap ETF
iShares
MSCI Indonesia ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,590,726  $ 3,039,475  $ 11,911,692  $ 12,638,836
Net realized gain (loss) ......................................... 4,100,633  8,030,279  (103,782,262) (39,094,633)
Net change in unrealized appreciation (depreciation) ..................... (24,903,029) 26,029,803  22,681,479  (30,334,042)
Net increase (decrease) in net assets resulting from operations ................
(18,211,670) 37,099,557  (69,189,091) (56,789,839)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,211,674) (3,906,562) (10,124,295) (12,499,708)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,992,211) 8,017,011  253,526,210  52,597,583
NET ASSETS
Total increase (decrease) in net assets ................................ (25,415,555) 41,210,006  174,212,824  (16,691,964)
Beginning of year ...............................................
90,819,418  49,609,412  328,182,234  344,874,198
End of year ...................................................
$ 65,403,863  $ 90,819,418  $ 502,395,058  $ 328,182,234
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Peru and Global Exposure ETF
iShares
MSCI Philippines ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 10,719,686  $ 3,970,016  $ 3,417,546  $ 2,163,920
Net realized gain (loss) ......................................... 25,822,845  3,393,414  2,163,319  (10,227,982)
Net change in unrealized appreciation (depreciation) ..................... 127,236,599  31,020,583  (16,120,813) 2,727,956
Net increase (decrease) in net assets resulting from operations ................
163,779,130  38,384,013  (10,539,948) (5,336,106)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(9,952,338) (5,114,136) (3,317,194) (2,166,273)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
244,537,679  53,113,622  59,627,569  3,041,903
NET ASSETS
Total increase (decrease) in net assets ................................ 398,364,471  86,383,499  45,770,427  (4,460,476)
Beginning of year ...............................................
166,094,270  79,710,771  103,703,527  108,164,003
End of year ...................................................
$ 564,458,741  $ 166,094,270  $ 149,473,954  $ 103,703,527
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Poland ETF
iShares
MSCI Qatar ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 25,960,363  $ 23,087,094  $ 2,008,218  $ 2,874,506
Net realized gain (loss) ......................................... 63,691,551  23,259,078  (1,321,809) 39,764
Net change in unrealized appreciation (depreciation) ..................... 118,771,817  38,525,156  (7,892,851) 9,227,803
Net increase (decrease) in net assets resulting from operations ................
208,423,731  84,871,328  (7,206,442) 12,142,073
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income ..................................... (20,149,882) (15,757,414) (2,746,271) (3,075,482)
Return of capital ..............................................
—  —  (296,056) —
Decrease in net assets resulting from distributions to shareholders ..............
(20,149,882) (15,757,414) (3,042,327) (3,075,482)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
214,636,538  64,425,949  (8,688,361) 7,729,014
NET ASSETS
Total increase (decrease) in net assets ................................ 402,910,387  133,539,863  (18,937,130) 16,795,605
Beginning of year ...............................................
445,349,297  311,809,434  78,523,167  61,727,562
End of year ...................................................
$ 848,259,684  $ 445,349,297  $ 59,586,037  $ 78,523,167
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Saudi Arabia ETF
iShares
MSCI UAE ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 17,832,097  $ 19,298,480  $ 11,952,570  $ 4,951,643
Net realized loss ............................................. (25,003,298) (15,982,390) (4,688,410) (3,331,331)
Net change in unrealized appreciation (depreciation) ..................... 34,491,606  (59,948,752) 3,973,404  25,786,431
Net increase (decrease) in net assets resulting from operations ................
27,320,405  (56,632,662) 11,237,564  27,406,743
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(17,815,063) (23,419,533) (11,997,260) (4,446,152)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
58,654,619  37,258,318  135,187,004  109,426,988
NET ASSETS
Total increase (decrease) in net assets ................................ 68,159,961  (42,793,877) 134,427,308  132,387,579
Beginning of year ...............................................
570,327,646  613,121,523  168,042,660  35,655,081
End of year ...................................................
$ 638,487,607  $ 570,327,646  $ 302,469,968  $ 168,042,660
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Brazil Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 13.40  $ 12.51  $ 13.82  $ 13.58  $ 17.42
Net investment income
(a)
............................... 0 .50  0 .45  0 .45  0 .39  0 .46
Net realized and unrealized gain (loss)
(b)
.....................
( 0 .63 ) 0 .81  ( 1 .30 ) 0 .34  ( 3 .71 )
Net increase (decrease) from investment operations ..............
( 0 .13 ) 1 .26  ( 0 .85 ) 0 .73  ( 3 .25 )
Distributions from net investment income
(c)
..................... ( 0 .51 ) ( 0 .37 ) ( 0 .46 ) ( 0 .49 ) ( 0 .59 )
Net asset value, end of year .............................
$ 12.76  $ 13.40  $ 12.51  $ 13.82  $ 13.58
Total Return
(d)
Based on net asset value ................................
( 1 .01 ) % 10.81% ( 6 .34 ) % 5 .95% (18.61) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .53% 0 .59% 0 .60% 0 .59% 0 .58%
Net investment income ..................................
3 .57% 3 .86% 3 .34% 2 .97% 3 .18%
Supplemental Data
Net assets, end of year (000) ..............................
$ 217,614  $ 178,919  $ 126,390  $ 207,293  $ 82,865
Portfolio turnover rate
(f)
..................................
81% 82% 103% 50% 52%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI China ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 61.16  $ 41.96  $ 45.03  $ 49.82  $ 70.90
Net investment income
(a)
.............................. 0 .86  0 .90  0 .93  0 .83  1 .01
Net realized and unrealized gain (loss)
(b)
....................
( 6 .00 ) 19.73  ( 2 .82 ) ( 4 .48 ) (21.30)
Net increase (decrease) from investment operations .............
( 5 .14 ) 20.63  ( 1 .89 ) ( 3 .65 ) (20.29)
Distributions from net investment income
(c)
.................... ( 1 .10 ) ( 1 .43 ) ( 1 .18 ) ( 1 .14 ) ( 0 .79 )
Net asset value, end of year ............................
$ 54.92  $ 61.16  $ 41.96  $ 45.03  $ 49.82
Total Return
(d)
Based on net asset value ...............................
( 8 .51 ) % 49.98% ( 4 .06 ) % ( 7 .39 ) % (28.80) %
Ratios to Average Net Assets
(e)
Total expenses ......................................
0 .54% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income .................................
1 .44% 1 .73% 2 .23% 1 .77% 1 .75%
Supplemental Data
Net assets, end of year (000) .............................
$ 6,326,683  $ 7,889,852  $ 4,321,572  $ 7,528,252  $ 7,841,066
Portfolio turnover rate
(f)
.................................
11% 12% 15% 13% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI China Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 37.84  $ 22.55  $ 27.94  $ 34.59  $ 53.83
Net investment income
(a)
.............................. 1 .00  1 .30  1 .06  0 .97  1 .44
Net realized and unrealized gain (loss)
(b)
....................
( 7 .87 ) 15.62  ( 5 .05 ) ( 6 .62 ) (18.32)
Net increase (decrease) from investment operations .............
( 6 .87 ) 16.92  ( 3 .99 ) ( 5 .65 ) (16.88)
Distributions from net investment income
(c)
.................... ( 1 .90 ) ( 1 .63 ) ( 1 .40 ) ( 1 .00 ) ( 2 .36 )
Net asset value, end of year ............................
$ 29.07  $ 37.84  $ 22.55  $ 27.94  $ 34.59
Total Return
(d)
Based on net asset value ...............................
(18.57) % 77.95% (14.63) % (16.74) % (32.33) %
Ratios to Average Net Assets
(e)
Total expenses ......................................
0 .54% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income .................................
2 .93% 4 .61% 4 .29% 2 .96% 3 .31%
Supplemental Data
Net assets, end of year (000) .............................
$ 65,404  $ 90,819  $ 49,609  $ 61,475  $ 55,338
Portfolio turnover rate
(f)
.................................
43% 35% 61% 37% 64%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Indonesia ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 17.64  $ 21.97  $ 23.08  $ 23.96  $ 21.33
Net investment income
(a)
.............................. 0 .53  0 .81  0 .64  0 .73  0 .59
Net realized and unrealized gain (loss)
(b)
....................
( 4 .98 ) ( 4 .36 ) ( 0 .91 ) ( 0 .90 ) 2 .54
Net increase (decrease) from investment operations .............
( 4 .45 ) ( 3 .55 ) ( 0 .27 ) ( 0 .17 ) 3 .13
Distributions from net investment income
(c)
.................... ( 0 .41 ) ( 0 .78 ) ( 0 .84 ) ( 0 .71 ) ( 0 .50 )
Net asset value, end of year ............................
$ 12.78  $ 17.64  $ 21.97  $ 23.08  $ 23.96
Total Return
(d)
Based on net asset value ...............................
(25.52) % (16.24) % ( 0 .68 ) % ( 0 .66 ) % 14.69%
Ratios to Average Net Assets
(e)
Total expenses ......................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income .................................
3 .47% 4 .33% 2 .99% 3 .12% 2 .52%
Supplemental Data
Net assets, end of year (000) .............................
$ 502,395  $ 328,182  $ 344,874  $ 498,431  $ 443,181
Portfolio turnover rate
(f)
.................................
28% 16% 16% 19% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Peru and Global Exposure ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 53.58  $ 40.88  $ 32.34  $ 25.51  $ 27.00
Net investment income
(a)
................................ 2 .04  1 .67  1 .04  1 .19  1 .34
Net realized and unrealized gain (loss)
(b)
......................
37.87  13.22  9 .20  6 .87  ( 1 .08 )
Net increase from investment operations .......................
39.91  14.89  10.24  8 .06  0 .26
Distributions from net investment income
(c)
...................... ( 1 .71 ) ( 2 .19 ) ( 1 .70 ) ( 1 .23 ) ( 1 .75 )
Net asset value, end of year ..............................
$ 91.78  $ 53.58  $ 40.88  $ 32.34  $ 25.51
Total Return
(d)
Based on net asset value .................................
74.84% 37.75% 32.24% 32.09% 0 .24%
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .52% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ...................................
2 .56% 3 .69% 2 .88% 4 .03% 4 .36%
Supplemental Data
Net assets, end of year (000) ...............................
$ 564,459  $ 166,094  $ 79,711  $ 105,103  $ 127,530
Portfolio turnover rate
(f)
...................................
16% 17% 32% 20% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Philippines ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 25.93  $ 27.73  $ 24.49  $ 26.54  $ 30.50
Net investment income
(a)
.............................. 0 .67  0 .56  0 .56  0 .42  0 .39
Net realized and unrealized gain (loss)
(b)
....................
( 2 .00 ) ( 1 .82 ) 3 .26  ( 2 .04 ) ( 3 .90 )
Net increase (decrease) from investment operations .............
( 1 .33 ) ( 1 .26 ) 3 .82  ( 1 .62 ) ( 3 .51 )
Distributions from net investment income
(c)
.................... ( 0 .68 ) ( 0 .54 ) ( 0 .58 ) ( 0 .43 ) ( 0 .45 )
Net asset value, end of year ............................
$ 23.92  $ 25.93  $ 27.73  $ 24.49  $ 26.54
Total Return
(d)
Based on net asset value ...............................
( 5 .30 ) % ( 4 .62 ) % 15.91% ( 6 .16 ) % (11.65) %
Ratios to Average Net Assets
(e)
Total expenses ......................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income .................................
2 .64% 2 .11% 2 .19% 1 .62% 1 .28%
Supplemental Data
Net assets, end of year (000) .............................
$ 149,474  $ 103,704  $ 108,164  $ 93,074  $ 108,818
Portfolio turnover rate
(f)
.................................
16% 21% 24% 18% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Poland ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ......................
$ 31.70  $ 24.65  $ 19.19  $ 12.60  $ 23.10
Net investment income
(a)
............................ 1 .69  1 .93
(b)
0 .97
(b)
0 .39  0 .51
(b)
Net realized and unrealized gain (loss)
(c)
..................
12.38  6 .46  5 .57  6 .47  (10.65)
Net increase (decrease) from investment operations ...........
14.07  8 .39  6 .54  6 .86  (10.14)
Distributions from net investment income
(d)
.................. ( 1 .47 ) ( 1 .34 ) ( 1 .08 ) ( 0 .27 ) ( 0 .36 )
Net asset value, end of year ..........................
$ 44.30  $ 31.70  $ 24.65  $ 19.19  $ 12.60
Total Return
(e)
Based on net asset value .............................
45.60% 35.92%
(b)
34.67%
(b)
55.04% (44.38) %
(b)
Ratios to Average Net Assets
(f)
Total expenses ....................................
0 .53% 0 .60% 0 .77% 0 .59% 0 .65%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .53% 0 .60% 0 .59% 0 .59% 0 .58%
Net investment income ...............................
4 .50% 7 .07%
(b)
4 .32%
(b)
2 .43% 2 .72%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 848,260  $ 445,349  $ 311,809  $ 228,364  $ 130,373
Portfolio turnover rate
(g)
...............................
14% 12% 11% 20% 11%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025, August
31, 2024 and August 31, 2022, respectively:
• Net investment income per share by $0.28, $0.12 and $0.15.
• Total return by 1.20%, 0.62% and 0.76%.
• Ratio of net investment income to average net assets by 1.01%, 0.52% and 0.78%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Qatar ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 19.88  $ 17.64  $ 17.70  $ 22.62  $ 19.60
Net investment income
(a)
............................... 0 .51  0 .74  0 .93  0 .68  0 .63
Net realized and unrealized gain (loss)
(b)
.....................
( 2 .27 ) 2 .22  ( 0 .22 ) ( 4 .77 ) 3 .20
Net increase (decrease) from investment operations ..............
( 1 .76 ) 2 .96  0 .71  ( 4 .09 ) 3 .83
Distributions
(c)
From net investment income ............................ ( 0 .77 ) ( 0 .72 ) ( 0 .77 ) ( 0 .83 ) ( 0 .81 )
Return of capital .....................................
( 0 .08 ) —  —  —  —
Total distributions .....................................
( 0 .85 ) ( 0 .72 ) ( 0 .77 ) ( 0 .83 ) ( 0 .81 )
Net asset value, end of year .............................
$ 17.27  $ 19.88  $ 17.64  $ 17.70  $ 22.62
Total Return
(d)
Based on net asset value ................................
( 9 .11 ) % 17.26% 4 .32% (18.16) % 19.69%
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .54% 0 .60% 0 .60% 0 .59% 0 .58%
Net investment income ..................................
2 .73% 4 .03% 5 .37% 3 .54% 2 .89%
Supplemental Data
Net assets, end of year (000) ..............................
$ 59,586  $ 78,523  $ 61,728  $ 78,751  $ 96,153
Portfolio turnover rate
(f)
..................................
49% 29% 27% 25% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Saudi Arabia ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 37.52  $ 42.28  $ 40.84  $ 44.53  $ 41.22
Net investment income
(a)
............................... 1 .02  1 .20  0 .99  0 .91  0 .69
Net realized and unrealized gain (loss)
(b)
.....................
1 .19  ( 4 .54 ) 1 .60  ( 3 .71 ) 3 .23
Net increase (decrease) from investment operations ..............
2 .21  ( 3 .34 ) 2 .59  ( 2 .80 ) 3 .92
Distributions from net investment income
(c)
..................... ( 1 .03 ) ( 1 .42 ) ( 1 .15 ) ( 0 .89 ) ( 0 .61 )
Net asset value, end of year .............................
$ 38.70  $ 37.52  $ 42.28  $ 40.84  $ 44.53
Total Return
(d)
Based on net asset value ................................
5 .99% ( 8 .01 ) % 6 .48% ( 6 .20 ) % 9 .60%
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .74% 0 .75% 0 .75% 0 .74% 0 .74%
Net investment income ..................................
2 .67% 2 .97% 2 .38% 2 .26% 1 .56%
Supplemental Data
Net assets, end of year (000) ..............................
$ 638,488  $ 570,328  $ 613,122  $ 963,787  $ 1,135,603
Portfolio turnover rate
(f)
..................................
38% 24% 29% 11% 36%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI UAE ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 19.43  $ 14.86  $ 15.04  $ 16.16  $ 14.82
Net investment income
(a)
................................ 1 .03  0 .95  0 .63  0 .49  0 .49
Net realized and unrealized gain (loss)
(b)
......................
( 0 .22 ) 4 .23  ( 0 .19 ) ( 1 .19 ) 1 .50
Net increase (decrease) from investment operations ...............
0 .81  5 .18  0 .44  ( 0 .70 ) 1 .99
Distributions from net investment income
(c)
...................... ( 0 .85 ) ( 0 .61 ) ( 0 .62 ) ( 0 .42 ) ( 0 .65 )
Net asset value, end of year ..............................
$ 19.39  $ 19.43  $ 14.86  $ 15.04  $ 16.16
Total Return
(d)
Based on net asset value .................................
4 .28% 35.38% 3 .34% ( 4 .17 ) % 13.30%
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .53% 0 .59% 0 .60% 0 .59% 0 .58%
Net investment income ...................................
5 .35% 5 .37% 4 .32% 3 .25% 2 .93%
Supplemental Data
Net assets, end of year (000) ...............................
$ 302,470  $ 168,043  $ 35,655  $ 36,840  $ 37,966
Portfolio turnover rate
(f)
...................................
50% 47% 43% 38% 52%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
MSCI Brazil Small-Cap ........................................................................................................ Diversified
MSCI China ................................................................................................................ Non-diversified
MSCI China Small-Cap ....................................................................................................... Diversified
MSCI Indonesia ............................................................................................................. Non-diversified
MSCI Peru and Global Exposure ................................................................................................. Non-diversified
MSCI Philippines ............................................................................................................ Non-diversified
MSCI Poland ............................................................................................................... Non-diversified
MSCI Qatar ................................................................................................................ Non-diversified
MSCI Saudi Arabia ........................................................................................................... Non-diversified
MSCI UAE ................................................................................................................. Non-diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI Brazil Small-Cap
Goldman Sachs & Co. LLC ......................................... $ 2,349,776 $ (2,342,294) $ — $ 7,482
$ 2,349,776 $ (2,342,294)
$ —
$ 7,482
a
MSCI China
BNP Paribas SA ................................................. 1,598,702 (1,598,702) — —
BofA Securities, Inc. .............................................. 21,193,792 (21,193,792) — —
Goldman Sachs & Co. LLC ......................................... 15,581,290 (15,581,290) — —
J.P. Morgan Securities LLC ......................................... 7,691,268 (7,691,268) — —
Mizuho Securities USA LLC ......................................... 1,673,452 (1,673,452) — —
Morgan Stanley ................................................. 34,168,750 (34,168,750) — —
SG Americas Securities LLC ........................................ 95,278 (95,278) — —
State Street Bank & Trust Co. ........................................ 28,669 (28,669) — —
UBS AG ...................................................... 1,526,876 (1,526,876) — —
$ 83,558,077 $ (83,558,077)
$ —
$ —
a
MSCI China Small-Cap
Barclays Capital, Inc. ............................................. 866,574 (866,574) — —
BNP Paribas SA ................................................. 872,341 (836,202) — 36,139
BofA Securities, Inc. .............................................. 2,828,076 (2,828,076) — —
Citigroup Global Markets, Inc. ........................................ 177,253 (153,478) — 23,775
Goldman Sachs & Co. LLC ......................................... 1,844,092 (1,844,092) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia,
iShares MSCI Peru and Global Exposure, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
HSBC Bank PLC ................................................ $ 283,433 $ (283,433) $ — $ —
J.P. Morgan Securities LLC .......................................... 1,588,241 (1,588,241) — —
Jefferies LLC ................................................... 85,502 (85,502) — —
Morgan Stanley ................................................. 1,917,935 (1,917,935) — —
SG Americas Securities LLC ........................................ 574,744 (574,744) — —
State Street Bank & Trust Co. ........................................ 72,764 (72,764) — —
UBS AG ...................................................... 204,934 (204,934) — —
$ 11,315,889 $ (11,255,975)
$ —
$ 59,914
a
MSCI Poland
BNP Paribas SA ................................................. 634,850 (634,850) — —
Goldman Sachs & Co. LLC ......................................... 3,747,919 (3,747,919) — —
Morgan Stanley ................................................. 7,633,942 (7,633,942) — —
UBS AG ...................................................... 358,363 (358,363) — —
$ 12,375,074 $ (12,375,074)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For its investment advisory services to the iShares MSCI Saudi Arabia ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Saudi Arabia ETF and iShares MSCI UAE
ETF. Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF,
iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Peru and Global Exposure ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF
and iShares MSCI Qatar ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Brazil Small-Cap ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI
Philippines ETF, iShares MSCI Poland ETF and iShares MSCI UAE ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
In excess of $2 billion but not exceeding $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
In excess of $4 billion but not exceeding $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
In excess of $8 billion but not exceeding $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
In excess of $16 billion but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
In excess of $24 billion but not exceeding $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
In excess of $32 billion but not exceeding $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
In excess of $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275
iShares ETF Amounts
MSCI Brazil Small-Cap ....................................................................................................... $ 6,854
MSCI China ............................................................................................................... 743,782
MSCI China Small-Cap ...................................................................................................... 181,701
MSCI Poland .............................................................................................................. 107,883

Notes to Financial Statements
( continued)

Notes to Financial Statements
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Brazil Small-Cap .................................................................
$ 7,274,522  $ 20,932,178  $ 6,058,603
MSCI China .........................................................................
35,259,057  54,027,606  (26,598,454)
MSCI China Small-Cap ................................................................
12,208,742  12,695,417  5,883,265
MSCI Peru and Global Exposure ..........................................................
15,401,219  7,550,184  (44,427)
MSCI Poland ........................................................................
16,562,063  12,386,383  1,107,282
iShares ETF Purchases Sales
MSCI Brazil Small-Cap .................................................................................... $ 240,854,472  $ 190,053,764
MSCI China ............................................................................................ 774,402,971  776,657,331
MSCI China Small-Cap ................................................................................... 58,887,364  37,450,220
MSCI Indonesia ......................................................................................... 117,506,492  97,006,937
MSCI Peru and Global Exposure ............................................................................. 98,687,025  68,119,596
MSCI Philippines ........................................................................................ 23,145,191  21,104,252
MSCI Poland ........................................................................................... 107,928,677  78,152,596
MSCI Qatar ............................................................................................ 36,212,754  46,007,923
MSCI Saudi Arabia ....................................................................................... 302,270,541  253,841,091
MSCI UAE ............................................................................................. 246,296,935  110,818,166
iShares ETF In-kind Purchases In-kind Sales
MSCI Brazil Small-Cap .................................................................................... $ 25,321,333  $ 16,185,086
MSCI China ............................................................................................ 6,935,455  831,924,263
MSCI China Small-Cap ................................................................................... 1,930,630  27,603,738
MSCI Indonesia ......................................................................................... 310,367,925  74,438,581
MSCI Peru and Global Exposure ............................................................................. 261,017,981  46,069,727
MSCI Philippines ........................................................................................ 111,802,457  54,783,109
MSCI Poland ........................................................................................... 393,078,900  195,126,357

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Brazil Small-Cap ...................................................................................... $ 4,970,921 $ (4,970,921)
MSCI China .............................................................................................. 134,480,668 (134,480,668)
MSCI China Small-Cap ..................................................................................... 5,128,247 (5,128,247)
MSCI Indonesia ........................................................................................... 1,959,698 (1,959,698)
MSCI Peru and Global Exposure ............................................................................... 24,011,023 (24,011,023)
MSCI Philippines .......................................................................................... 9,171,634 (9,171,634)
MSCI Poland ............................................................................................. 62,699,534 (62,699,534)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Brazil Small-Cap
Ordinary income ......................................................................................... $ 7,488,006  $ 4,842,016
MSCI China
Ordinary income ......................................................................................... $ 135,776,822  $ 165,418,557
MSCI China Small-Cap
Ordinary income ......................................................................................... $ 5,211,674  $ 3,906,562
MSCI Indonesia
Ordinary income ......................................................................................... $ 10,124,295  $ 12,499,708
MSCI Peru and Global Exposure
Ordinary income ......................................................................................... $ 9,952,338  $ 5,114,136
MSCI Philippines
Ordinary income ......................................................................................... $ 3,317,194  $ 2,166,273
MSCI Poland
Ordinary income ......................................................................................... $ 20,149,882  $ 15,757,414
MSCI Qatar
Ordinary income ......................................................................................... $ 2,746,271  $ 3,075,482
Return of Capital ........................................................................................ 296,056  —
$ 3,042,327  $ 3,075,482
MSCI Saudi Arabia
Ordinary income ......................................................................................... $ 17,815,063  $ 23,419,533
MSCI UAE
Ordinary income ......................................................................................... $ 11,997,260  $ 4,446,152
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI Brazil Small-Cap .........................
$ 2,515,482  $ (113,293,522) $ (1,720,057) $ —  $ (112,498,097)
MSCI China .................................
35,166,218  (2,555,867,159) (207,825,170) —  (2,728,526,111)
MSCI China Small-Cap ........................
887,362  (56,176,423) (14,284,741) —  (69,573,802)
MSCI Indonesia ..............................
4,550,816  (408,350,194) (88,966,194) —  (492,765,572)
MSCI Peru and Global Exposure ..................
593,297  (172,373,669) 154,862,704  —  (16,917,668)
MSCI Philippines .............................
357,593  (113,444,660) (30,389,070) —  (143,476,137)
MSCI Poland ................................
18,667,463  (176,589,549) 146,016,540  —  (11,905,546)
MSCI Qatar .................................
—  (25,430,621) 11,547,874  (225,337) (14,108,084)
MSCI Saudi Arabia ............................
5,982,445  (105,843,773) 144,736,804  —  44,875,476
MSCI UAE ..................................
2,455,640  (46,655,618) 25,752,608  —  (18,447,370)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended August 31, 2026, iShares MSCI Peru and Global Exposure ETF utilized $1,229,164 of its capital loss carryforwards.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Brazil Small-Cap ............................................. $ 218,631,680  $ 27,043,352  $ (28,783,301) $ (1,739,949)
MSCI China ..................................................... 6,613,856,200  1,040,021,747  (1,247,877,637) (207,855,890)
MSCI China Small-Cap ............................................ 91,229,171  4,640,093  (18,925,403) (14,285,310)
MSCI Indonesia .................................................. 592,589,925  9,495,136  (98,458,130) (88,962,994)
MSCI Peru and Global Exposure ...................................... 409,881,625  159,024,058  (4,161,510) 154,862,548
MSCI Philippines ................................................. 178,875,281  11,738,776  (42,124,266) (30,385,490)
MSCI Poland .................................................... 709,900,685  165,959,052  (19,913,257) 146,045,795
MSCI Qatar ..................................................... 48,038,388  15,165,994  (3,618,003) 11,547,991
MSCI Saudi Arabia ................................................ 493,982,833  186,008,504  (41,268,070) 144,740,434
MSCI UAE ...................................................... 276,957,339  39,194,974  (13,438,033) 25,756,941

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Brazil Small-Cap
Shares sold ......................................................... 12,850,000  $ 189,919,063  9,650,000  $ 116,927,645
Shares redeemed ..................................................... (9,150,000) (129,837,843) (6,400,000) (68,947,014)
3,700,000  $ 60,081,220  3,250,000  $ 47,980,631
MSCI China
Shares sold ......................................................... 3,600,000  $ 199,338,232  55,600,000  $ 3,061,838,431
Shares redeemed ..................................................... (17,400,000) (1,009,329,051) (29,600,000) (1,413,934,409)
(13,800,000) $ (809,990,819) 26,000,000  $ 1,647,904,022
MSCI China Small-Cap
Shares sold ......................................................... 700,000  $ 27,111,557  850,000  $ 29,349,167
Shares redeemed ..................................................... (850,000) (29,103,768) (650,000) (21,332,156)
(150,000) $ (1,992,211) 200,000  $ 8,017,011
MSCI Indonesia
Shares sold ......................................................... 24,950,000  $ 328,756,679  11,850,000  $ 218,002,783
Shares redeemed ..................................................... (4,250,000) (75,230,469) (8,950,000) (165,405,200)
20,700,000  $ 253,526,210  2,900,000  $ 52,597,583
MSCI Peru and Global Exposure
Shares sold ......................................................... 3,700,000  $ 295,695,505  1,400,000  $ 63,891,243
Shares redeemed ..................................................... (650,000) (51,157,826) (250,000) (10,777,621)
3,050,000  $ 244,537,679  1,150,000  $ 53,113,622
MSCI Philippines
Shares sold ......................................................... 4,450,000  $ 114,586,787  850,000  $ 22,818,411
Shares redeemed ..................................................... (2,200,000) (54,959,218) (750,000) (19,776,508)
2,250,000  $ 59,627,569  100,000  $ 3,041,903
MSCI Poland
Shares sold ......................................................... 10,550,000  $ 412,955,358  8,800,000  $ 256,314,621
Shares redeemed ..................................................... (5,450,000) (198,318,820) (7,400,000) (191,888,672)
5,100,000  $ 214,636,538  1,400,000  $ 64,425,949
MSCI Qatar
Shares sold ......................................................... 1,750,000  $ 32,854,964  1,200,000  $ 21,591,733
Shares redeemed ..................................................... (2,250,000) (41,543,325) (750,000) (13,862,719)
(500,000) $ (8,688,361) 450,000  $ 7,729,014
MSCI Saudi Arabia
Shares sold ......................................................... 5,750,000  $ 228,201,273  3,600,000  $ 147,299,045
Shares redeemed ..................................................... (4,450,000) (169,546,654) (2,900,000) (110,040,727)
1,300,000  $ 58,654,619  700,000  $ 37,258,318
MSCI UAE
Shares sold ......................................................... 10,800,000  $ 209,133,773  7,550,000  $ 132,403,611
Shares redeemed ..................................................... (3,850,000) (73,946,769) (1,300,000) (22,976,623)
6,950,000  $ 135,187,004  6,250,000  $ 109,426,988

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Poland ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the year, the iShares MSCI Poland ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2024, and the related tax compliance fee, including interest, was paid to the IRS.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended
August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI Brazil Small-Cap ETF
  iShares MSCI China ETF
  iShares MSCI China Small-Cap ETF
  iShares MSCI Indonesia ETF
  iShares MSCI Peru and Global Exposure ETF
  iShares MSCI Philippines ETF
  iShares MSCI Poland ETF
  iShares MSCI Qatar ETF
  iShares MSCI Saudi Arabia ETF
  iShares MSCI UAE ETF

Important Tax Information
(unaudited)

2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI China ................................................................................................................ 64,853,470
MSCI China Small-Cap ....................................................................................................... 325,046
MSCI Indonesia ............................................................................................................. 15,000,757
MSCI Peru and Global Exposure ................................................................................................. 4,305,837
MSCI Philippines ............................................................................................................ 5,047,969
MSCI Poland ............................................................................................................... 27,026,059
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Brazil Small-Cap ......................................................................................
$ 10,362,940 $ 663,384
MSCI China ..............................................................................................
150,592,224 9,967,566
MSCI China Small-Cap .....................................................................................
2,264,615 36,097
MSCI Indonesia ...........................................................................................
16,544,531 2,767,597
MSCI Peru and Global Exposure ...............................................................................
10,871,979 482,495
MSCI Philippines ..........................................................................................
5,442,125 1,222,611
MSCI Poland .............................................................................................
27,546,878 43,103
MSCI Qatar ..............................................................................................
2,385,143 —
MSCI Saudi Arabia .........................................................................................
23,712,063 1,028,736
MSCI UAE ...............................................................................................
13,059,429 —
iShares ETF
Federal Obligation
Interest
MSCI Brazil Small-Cap ........................................................................................................ $ 9,952
MSCI China ................................................................................................................ 83,325
MSCI China Small-Cap ....................................................................................................... 1,215
MSCI Indonesia ............................................................................................................. 7,411
MSCI Peru and Global Exposure ................................................................................................. 15,345
MSCI Philippines ............................................................................................................ 2,222
MSCI Poland ............................................................................................................... 20,337
MSCI Qatar ................................................................................................................ 7,994
MSCI Saudi Arabia ........................................................................................................... 40,506
MSCI UAE ................................................................................................................. 37,056
iShares ETF
Dividends-Received
Deduction
MSCI China ................................................................................................................ 0.96%
MSCI Peru and Global Exposure ................................................................................................. 21.93

Important Tax Information
Important Tax Information
(unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF Interest Dividends
MSCI Brazil Small-Cap ........................................................................................................ $ 21,068
MSCI China ................................................................................................................ 176,404
MSCI China Small-Cap ....................................................................................................... 2,572
MSCI Indonesia ............................................................................................................. 15,690
MSCI Peru and Global Exposure ................................................................................................. 32,486
MSCI Philippines ............................................................................................................ 4,704
MSCI Poland ............................................................................................................... 43,055
MSCI Qatar ................................................................................................................ 16,924
MSCI Saudi Arabia ........................................................................................................... 85,754
MSCI UAE ................................................................................................................. 78,451
iShares ETF
Interest-Related
Dividends
MSCI Brazil Small-Cap ........................................................................................................ $ 21,106
MSCI China ................................................................................................................ 176,722
MSCI China Small-Cap ....................................................................................................... 2,577
MSCI Indonesia ............................................................................................................. 15,718
MSCI Peru and Global Exposure ................................................................................................. 32,545
MSCI Philippines ............................................................................................................ 4,712
MSCI Poland ............................................................................................................... 43,133
MSCI Qatar ................................................................................................................ 16,954
MSCI Saudi Arabia ........................................................................................................... 85,908
MSCI UAE ................................................................................................................. 78,592

Additional Information

2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI China
ETF and iShares MSCI Philippines ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI China ETF and iShares MSCI Philippines ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to
European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8" or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)

Additional Information
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Brazil Small-Cap ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Peru and Global Exposure ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI China ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Indonesia ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI UAE ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Philippines ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Saudi Arabia ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVS Non-Voting Shares
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI Denmark ETF | EDEN | Cboe BZX Exchange
iShares MSCI Finland ETF | EFNL | Cboe BZX Exchange
iShares MSCI Ireland ETF | EIRL | NYSE Arca
iShares MSCI Kuwait ETF | KWT | Cboe BZX Exchange
iShares MSCI New Zealand ETF | ENZL | NASDAQ
iShares MSCI Norway ETF | ENOR | Cboe BZX Exchange
iShares MSCI United Kingdom ETF | EWU | NYSE Arca
iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX Exchange

Page
2

iShares
®
MSCI Denmark ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  8 .4%
DSV A.S. ............................. 77,166 $ 16,214,590
a
Banks  —  13 .2%
AL Sydbank ........................... 35,102 3,703,970
Danske Bank A.S. ....................... 242,455 14,015,015
Jyske Bank A.S. , Registered ................ 23,634 4,017,287
Ringkjoebing Landbobank A.S. ............... 13,779 3,842,617
25,578,889
a
Beverages  —  4 .1%
Carlsberg A.S. , Class B ................... 44,176 6,051,423
Royal Unibrew A.S. ...................... 29,503 1,957,542
8,008,965
a
Biotechnology  —  6 .2%
Bavarian Nordic A.S.
(a)
.................... 56,557 1,908,574
Genmab A.S.
(a)
......................... 25,495 8,425,343
Zealand Pharma A.S.
(a)
.................... 38,178 1,776,237
12,110,154
a
Building Products  —  1 .0%
ROCKWOOL A.S. , Class B ................. 59,602 1,910,114
a
Chemicals  —  4 .9%
Novonesis Novozymes B .................. 133,005 9,556,676
a
Commercial Services & Supplies  —  1 .8%
ISS A.S. .............................. 79,481 3,557,800
a
Construction & Engineering  —  0 .8%
Per Aarsleff Holding A.S. ................... 13,874 1,505,619
a
Electrical Equipment  —  8 .6%
NKT A.S.
(a)
............................ 28,983 4,118,554
Vestas Wind Systems A.S. ................. 381,399 12,647,459
16,766,013
a
Food Products  —  1 .2%
BioMar Group A.S.
(a)
...................... 38,834 798,953
Schouw & Co. A.S. ....................... 13,163 1,595,216
2,394,169
a
Ground Transportation  —  0 .4%
NTG Nordic Transport Group A.S.
(a)
........... 19,169 838,868
a
Health Care Equipment & Supplies  —  4 .4%
Ambu A.S. , Class B
(b)
..................... 140,969 1,554,919
Coloplast A.S. , Class B .................... 61,801 4,392,054
Demant A.S.
(a) (b)
......................... 58,625 2,622,399
8,569,372
a
Household Durables  —  0 .9%
GN Store Nord A.S.
(a) (b)
.................... 114,144 1,708,138
a
Independent Power and Renewable Electricity Producers  —  2 .8%
Orsted A.S.
(a) (c)
.......................... 253,133 5,331,372
a
Insurance  —  3 .0%
Alm Brand A.S. ......................... 617,411 1,650,152
Tryg A.S. ............................. 171,077 4,084,573
5,734,725
a
Security Shares Value
a
IT Services  —  0 .9%
Netcompany Group A.S.
(a) (b) (c)
................ 35,485 $ 1,717,992
a
Life Sciences Tools & Services  —  1 .0%
Chemometec A.S. ....................... 17,181 1,321,954
Gubra A.S.
(a)
........................... 11,274 663,417
1,985,371
a
Machinery  —  1 .3%
FLSmidth & Co. A.S. ..................... 27,410 2,509,618
a
Marine Transportation  —  5 .8%
AP Moller - Maersk A.S. , Class A ............. 1,147 3,709,934
AP Moller - Maersk A.S. , Class B , NVS ......... 1,539 5,151,164
D/S Norden A.S. ........................ 26,087 1,458,172
Dfds A.S.
(a)
............................ 39,778 926,793
11,246,063
a
Oil, Gas & Consumable Fuels  —  1 .0%
TORM PLC , Class A ...................... 59,834 1,965,505
a
Pharmaceuticals  —  23 .6%
ALK-Abello A.S. ......................... 79,750 2,584,034
H Lundbeck A.S. ........................ 255,712 1,673,642
Novo Nordisk A.S. , Class B ................. 916,086 41,487,684
45,745,360
a
Textiles, Apparel & Luxury Goods  —  2 .6%
Pandora A.S. .......................... 37,764 4,983,234
a
Tobacco  —  0 .4%
Scandinavian Tobacco Group A.S.
(c)
........... 69,561 799,027
a
a
Total Long-Term Investments — 98.3%
(Cost: $ 195,799,109 ) .............................. 190,737,634
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
..................... 6,490,901 6,492,848
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
........................... 79,554 79,554
a
Total Short-Term Securities — 3.4%
(Cost: $ 6,572,271 ) ................................ 6,572,402
Total Investments — 101.7%
(Cost: $ 202,371,380 ) .............................. 197,310,036
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............. (3,319,499)
Net Assets — 100.0% ............................... $ 193,990,537
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Denmark ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,235,145 $ — $ (3,740,869)
(a)
$ (1,260) $ (168) $ 6,492,848 6,490,901 $ 87,949
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 70,000 9,554
(a)
— — — 79,554 79,554 3,066 —
$ — $ (1,260) $ (168)
$ 6,572,402
$ 91,015 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Copenhagen 25 Index .............................................................. 109 09/18/26 $ 3,235 $ 37,937
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 37,937 $ — $ — $ — $ 37,937
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 463,859 $ — $ — $ — $ 463,859
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 28,722 $ — $ — $ — $ 28,722

iShares
®
MSCI Denmark ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,124,666
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 19,122,450  $ 171,615,184  $ —  $ 190,737,634
Short-Term Securities
Money Market Funds ........................................ 6,572,402  —  —  6,572,402
$ 25,694,852  $ 171,615,184  $ —  $ 197,310,036
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 37,937  $ —  $ 37,937
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Finland ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .1%
Nokian Renkaat OYJ ...................... 146,770 $ 2,803,013
a
Banks  —  20 .0%
Nordea Bank Abp ........................ 2,565,730 52,367,737
a
Broadline Retail  —  0 .8%
Puuilo OYJ ............................. 104,575 2,069,764
a
Chemicals  —  1 .0%
Kemira OYJ ............................ 129,960 2,650,349
a
Communications Equipment  —  16 .2%
Nokia OYJ ............................. 4,180,170 42,514,529
a
Consumer Staples Distribution & Retail  —  2 .6%
Kesko OYJ , Class B ....................... 259,818 6,770,954
a
Containers & Packaging  —  1 .9%
Huhtamaki OYJ .......................... 101,518 3,776,249
Metsa Board OYJ , Class B
(a) (b)
................ 309,678 1,230,235
5,006,484
a
Diversified Telecommunication Services  —  2 .2%
Elisa OYJ .............................. 138,853 5,663,843
a
Electric Utilities  —  3 .8%
Fortum OYJ ............................ 418,381 10,063,725
a
Electrical Equipment  —  0 .3%
Kempower OYJ
(a) (b)
........................ 71,417 874,253
a
Health Care Providers & Services  —  0 .1%
Terveystalo OYJ
(c)
........................ 23,622 209,078
a
Household Durables  —  0 .5%
YIT OYJ
(a)
.............................. 306,078 1,187,806
a
Insurance  —  9 .5%
Mandatum OYJ .......................... 482,571 3,551,471
Sampo OYJ , Class A ...................... 1,897,071 21,378,990
24,930,461
a
IT Services  —  1 .0%
Tieto OYJ .............................. 118,999 2,738,030
a
Leisure Products  —  0 .5%
Harvia OYJ ............................. 27,903 1,444,452
a
Machinery  —  19 .8%
Hiab OYJ , Class B ........................ 43,668 3,194,741
Kalmar OYJ , Class B ...................... 49,568 2,229,781
Kone OYJ , Class B ....................... 198,522 12,142,652
Konecranes OYJ ......................... 182,417 6,255,743
Security Shares Value
a
Machinery (continued)
Metso OYJ ............................. 597,762 $ 12,349,993
Valmet OYJ ............................ 142,938 4,752,404
Wartsila OYJ Abp ......................... 341,239 11,022,843
51,948,157
a
Metals & Mining  —  1 .1%
Outokumpu OYJ ......................... 460,471 3,011,162
a
Oil, Gas & Consumable Fuels  —  4 .4%
Neste OYJ ............................. 309,059 11,544,026
a
Paper & Forest Products  —  6 .9%
Stora Enso OYJ , Class R ................... 545,031 6,397,024
UPM-Kymmene OYJ ...................... 422,510 11,795,934
18,192,958
a
Passenger Airlines  —  0 .4%
Finnair OYJ ............................ 207,818 1,080,744
a
Pharmaceuticals  —  3 .6%
Orion OYJ , Class B ....................... 103,321 9,478,983
a
Real Estate Management & Development  —  0 .8%
Lumo Kodit OYJ ......................... 214,545 2,011,812
a
Software  —  1 .2%
Bittium OYJ
(b)
........................... 38,733 1,667,971
QT Group OYJ
(a) (b)
........................ 33,290 1,385,311
3,053,282
a
Total Long-Term Investments — 99.7%
(Cost: $ 253,831,173 ) ................................ 261,615,602
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 1,446,973 1,447,407
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 101,947 101,947
a
Total Short-Term Securities — 0.6%
(Cost: $ 1,549,208 ) .................................. 1,549,354
Total Investments — 100.3%
(Cost: $ 255,380,381 ) ................................ 263,164,956
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (700,779)
Net Assets — 100.0% ................................. $ 262,464,177
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Finland ETF
Schedule of Investments
(continued)
August 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 529,473 $ 918,050
(a)
$ — $ (229) $ 113 $ 1,447,407 1,446,973 $ 23,461
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 11,303 90,644
(a)
— — — 101,947 101,947 1,512 —
$ — $ (229) $ 113
$ 1,549,354
$ 24,973 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 8 09/18/26 $ 598 $ (5,913)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 5,913 $ — $ — $ — $ 5,913
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 91,292 $ — $ — $ — $ 91,292
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (8,465) $ — $ — $ — $ (8,465)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Finland ETF
8
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 237,221
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ —  $ 261,615,602  $ —  $ 261,615,602
Short-Term Securities
Money Market Funds ....................................... 1,549,354  —  —  1,549,354
$ 1,549,354  $ 261,615,602  $ —  $ 263,164,956
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (5,913) $ —  $ —  $ (5,913)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Ireland ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  35 .3%
AIB Group PLC ......................... 1,167,737 $ 14,858,163
Bank of Ireland Group PLC ................. 518,871 11,447,862
Permanent TSB Group Holdings PLC .......... 452,438 1,549,325
27,855,350
a
Beverages  —  0 .4%
C&C Group PLC ........................ 219,736 284,939
a
Building Products  —  11 .9%
Kingspan Group PLC ..................... 79,005 9,393,647
a
Containers & Packaging  —  2 .1%
Ardagh Metal Packaging SA ................ 326,072 1,656,446
a
Food Products  —  12 .5%
Dole PLC ............................. 176,624 2,446,242
Glanbia PLC ........................... 135,194 3,475,239
Kerry Group PLC , Class A .................. 36,723 3,580,410
Origin Enterprises PLC .................... 63,844 341,868
9,843,759
a
Health Care Providers & Services  —  3 .2%
Uniphar PLC ........................... 510,318 2,516,124
a
Household Durables  —  6 .7%
Cairn Homes PLC ....................... 962,959 2,823,142
Glenveagh Properties PLC
(a) (b)
............... 867,314 2,469,299
5,292,441
a
Insurance  —  3 .6%
Aviva PLC ............................ 260,556 2,553,860
FBD Holdings PLC ....................... 12,629 273,532
2,827,392
a
Life Sciences Tools & Services  —  4 .3%
ICON PLC
(b) (c)
.......................... 20,348 3,357,216
a
Marine Transportation  —  0 .7%
Irish Continental Group PLC ................ 63,827 530,830
a
Media  —  0 .0%
Grandstand Ltd.
(b)
....................... 12,261 22,683
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  6 .2%
Ardmore Shipping Corp. ................... 82,263 $ 1,430,554
DCC Energy PLC ....................... 40,521 3,480,873
4,911,427
a
Passenger Airlines  —  4 .5%
Ryanair Holdings PLC .................... 131,645 3,549,294
a
Pharmaceuticals  —  1 .8%
GH Research PLC
(b)
...................... 52,763 1,423,546
a
Residential REITs  —  2 .0%
Irish Residential Properties REIT PLC .......... 1,243,928 1,566,254
a
Software  —  0 .2%
Fineos Corp. Ltd. , CDI
(b)
................... 96,318 149,777
a
Trading Companies & Distributors  —  4 .0%
Grafton Group PLC , CDI ................... 224,211 3,134,601
a
a
Total Long-Term Investments — 99.4%
(Cost: $ 62,335,985 ) ................................ 78,315,726
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
..................... 277,905 277,989
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
........................... 34,376 34,376
a
Total Short-Term Securities — 0.4%
(Cost: $ 312,393 ) .................................. 312,365
Total Investments — 99.8%
(Cost: $ 62,648,378 ) ................................ 78,628,091
Other Assets Less Liabilities — 0 .2% .................... 147,051
Net Assets — 100.0% ................................ $ 78,775,142
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Ireland ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 277,166
(a)
$ — $ 851 $ (28) $ 277,989 277,905 $ 2,417
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 24,441 9,935
(a)
— — — 34,376 34,376 2,767 —
$ — $ 851 $ (28)
$ 312,365
$ 5,184 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 7 09/18/26 $ 523 $ (1,887)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
AIB Group PLC ..................... HSBC Bank PLC USD 1,261 02/10/28 0.45% 1D ESTR Monthly $ 11
Total long positions of equity swaps 11
Net dividends and financing fees 740
Total equity swap contracts including dividends and financing fees $ 751
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................. $ — $ — $ 751 $ —

iShares
®
MSCI Ireland ETF
Schedule of Investments
(continued)
August 31, 2026
11
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. $ — $ — $ 751 $ — $ — $ — $ 751
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,887 $ — $ — $ — $ 1,887
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 30,143 $ — $ — $ — $ 30,143
Swaps ......................................... — — 898 — — — 898
$ — $ — $ 31,041 $ — $ — $ — $ 31,041
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,393 $ — $ — $ — $ 1,393
Swaps ......................................... — — 751 — — — 751
$ —
$ — $ 2,144 $ — $ — $ — $ 2,144
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,030,055
Equity Swaps:
Average notional value - long ............................................................................................ $ 315
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ —  $ 5,285
Swaps — OTC
(a)
............................................................................... 751  —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 751  $ 5,285
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  (5,285)
Total derivative assets and liabilities subject to an MNA ....................................................... $ 751  $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Ireland ETF
12
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
HSBC Bank PLC ..................................... $ 11 $ — $ — $ — $ 11
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 13,210,355 $ 65,105,371 $ — $ 78,315,726
Short-Term Securities
Money Market Funds ............................................ 312,365 — — 312,365
$ 13,522,720 $ 65,105,371 $ — $ 78,628,091
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ — $ 751 $ — $ 751
Liabilities
Equity Contracts ................................................. (1,887) — — (1,887)
$ (1,887) $ 751 $ — $ (1,136)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

iShares
®
MSCI Kuwait ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .9%
Agility Public Warehousing Co. KSCC ........... 2,599,240 $ 1,286,907
a
Banks  —  59 .7%
Al Ahli Bank of Kuwait KSCP ................. 1,912,143 1,868,379
Boubyan Bank KSCP ...................... 41,600 89,367
Burgan Bank SAK ........................ 1,618,409 979,031
Gulf Bank KSCP ......................... 2,308,143 2,651,363
Kuwait Finance House KSCP ................. 6,039,214 15,045,321
Kuwait International Bank KSCP ............... 1,368,451 1,115,495
Kuwait Projects Co. Holding KSCP
(a)
............ 3,478,584 888,143
National Bank of Kuwait SAKP ................ 5,433,306 15,361,691
Warba Bank KSCP ........................ 2,714,609 2,432,606
40,431,396
a
Capital Markets  —  3 .1%
Boursa Kuwait Securities Co. KPSC ............ 160,309 1,525,017
Noor Financial Investment Co. KSC ............ 367,822 595,181
2,120,198
a
Chemicals  —  2 .3%
Boubyan Petrochemicals Co. KSCP ............ 650,034 1,534,302
a
Construction & Engineering  —  0 .7%
Combined Group Contracting Co. SAK .......... 155,978 459,739
a
Consumer Finance  —  1 .0%
Arzan Financial Group for Financing & Investment
KPSC ............................... 624,204 646,307
a
Diversified Consumer Services  —  1 .7%
Humansoft Holding Co. KSC ................. 152,944 1,157,632
a
Electrical Equipment  —  1 .3%
Gulf Cables & Electrical Industries Group Co. KSCP . 153,159 852,040
a
Energy Equipment & Services  —  0 .6%
Heavy Engineering & Ship Building Co. KSCP ..... 194,378 396,934
a
Financial Services  —  2 .5%
A'ayan Leasing & Investment Co. KSCP ......... 700,197 641,089
Alimtiaz Group Holding Co. KSCP
(a)
............ 1,945,450 450,161
National Investments Co. KSCP ............... 708,946 630,939
1,722,189
a
Food Products  —  0 .8%
Mezzan Holding Co. KSCC .................. 144,913 543,225
a
Hotels, Restaurants & Leisure  —  0 .6%
IFA Hotels & Resorts-KPSC
(a)
................. 199,717 436,293
a
Independent Power and Renewable Electricity Producers  —  0 .7%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC ....................... 1,042,322 472,249
a
Security Shares Value
a
Industrial Conglomerates  —  2 .8%
National Industries Group Holding SAK .......... 2,483,705 $ 1,920,738
a
Passenger Airlines  —  0 .7%
Jazeera Airways Co. KSCP .................. 81,199 448,040
a
Real Estate Management & Development  —  11 .4%
Commercial Real Estate Co. KSC .............. 2,428,094 1,469,616
Kuwait Real Estate Co. KSC ................. 1,438,230 1,652,336
Mabanee Co. KPSC ....................... 800,722 2,531,588
National Real Estate Co. KPSC
(a)
.............. 1,770,713 785,264
Salhia Real Estate Co. KSCP ................ 707,280 860,962
United Real Estate Co. SAKP
(a)
............... 544,112 461,158
7,760,924
a
Specialty Retail  —  1 .3%
Ali Alghanim Sons Automotive Co. KSCC ......... 289,511 871,344
a
Trading Companies & Distributors  —  0 .7%
Integrated Holding Co. KCSC ................ 347,094 446,782
a
Wireless Telecommunication Services  —  6 .0%
Kuwait Telecommunications Co. ............... 565,961 1,115,202
Mobile Telecommunications Co. KSCP .......... 1,511,272 2,957,776
4,072,978
a
Total Common Stocks — 99.8%
(Cost: $ 51,228,953 ) ................................. 67,580,217
a
Rights
Banks  —  0 .0%
Burgan Bank SAK (Expires 09/28/26 )
(a)
.......... 112,491 2,658
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 2,658
Total Long-Term Investments — 99.8%
(Cost: $ 51,228,953 ) ................................. 67,582,875
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 89,187 89,187
a
Total Short-Term Securities — 0.1%
(Cost: $ 89,187 ) .................................... 89,187
Total Investments — 99.9%
(Cost: $ 51,318,140 ) ................................. 67,672,062
Other Assets Less Liabilities — 0 .1% ..................... 100,964
Net Assets — 100.0% ................................. $ 67,773,026
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Kuwait ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ — $ 89,187
(a)
$ — $ — $ — $ 89,187 89,187 $ 6,019 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 1 09/18/26 $ 86 $ 355
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 355 $ — $ — $ — $ 355
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 92,603 $ — $ — $ — $ 92,603
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 165 $ — $ — $ — $ 165
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 77,685
a

iShares
®
MSCI Kuwait ETF
Schedule of Investments
(continued)
August 31, 2026
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 6,369,223  $ 61,210,994  $ —  $ 67,580,217
Rights .................................................. 2,658  —  —  2,658
Short-Term Securities
Money Market Funds ........................................ 89,187  —  —  89,187
$ 6,461,068  $ 61,210,994  $ —  $ 67,672,062
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 355  $ —  $ —  $ 355
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Common Stocks
Assets
Opening balance, as of August 31, 2025 .................................................................................... $ 1,074,142
Transfers into Level 3 ................................................................................................. —
Transfers out of Level 3
(a)
.............................................................................................. 1,074,142
Accrued discounts/premiums ............................................................................................ —
Net realized gain (loss) ................................................................................................ —
Net change in unrealized appreciation (depreciation)
(b)
........................................................................... —
Purchases ........................................................................................................ —
Sales ........................................................................................................... —
Closing balance, as of August 31, 2026 ..................................................................................... $ —
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026
(b)
............................................. $ —
(a)
As of August 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of August 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
August 31, 2026
iShares
®
MSCI New Zealand ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  1 .5%
Heartland Group Holdings Ltd.
(a)
............... 1,742,919 $ 1,294,032
a
Building Products  —  4 .5%
Fletcher Building Ltd.
(b)
..................... 1,626,354 3,831,436
a
Diversified REITs  —  2 .7%
Argosy Property Ltd. ....................... 2,016,220 1,240,613
Stride Property Group ...................... 1,546,256 1,052,113
2,292,726
a
Diversified Telecommunication Services  —  3 .4%
Spark New Zealand Ltd. .................... 2,279,702 2,886,402
a
Electric Utilities  —  8 .7%
Contact Energy Ltd. ....................... 717,539 3,716,724
Mercury NZ Ltd. .......................... 915,689 3,630,104
7,346,828
a
Financial Services  —  10 .5%
Infratil Ltd. ............................. 1,035,929 8,843,253
a
Food Products  —  1 .6%
Scales Corp. Ltd. ......................... 323,771 1,344,987
a
Health Care Equipment & Supplies  —  22 .5%
Fisher & Paykel Healthcare Corp. Ltd. ........... 723,756 19,011,361
a
Health Care Providers & Services  —  9 .1%
EBOS Group Ltd. ......................... 274,587 3,426,071
Ryman Healthcare Ltd.
(b)
.................... 1,727,345 2,147,351
Summerset Group Holdings Ltd. ............... 423,655 2,140,838
7,714,260
a
Health Care REITs  —  1 .6%
Vital Healthcare Property Trust ................ 1,251,367 1,332,669
a
Hotels, Restaurants & Leisure  —  1 .5%
SKYCITY Entertainment Group Ltd.
(b)
........... 3,056,485 1,220,650
a
Independent Power and Renewable Electricity Producers  —  4 .4%
Meridian Energy Ltd. ...................... 1,126,379 3,685,566
a
Industrial REITs  —  4 .4%
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 1,927,059 2,301,989
Property for Industry Ltd.
(a)
................... 1,018,022 1,397,735
3,699,724
a
Security Shares Value
a
Machinery  —  2 .0%
Skellerup Holdings Ltd.
(a)
.................... 376,525 $ 1,670,783
a
Office REITs  —  2 .4%
Precinct Properties Group ................... 3,445,494 2,058,912
a
Oil, Gas & Consumable Fuels  —  1 .9%
Channel Infrastructure NZ Ltd.
(a)
............... 796,916 1,593,655
a
Passenger Airlines  —  1 .2%
Air New Zealand Ltd. ...................... 4,312,557 995,095
a
Retail REITs  —  2 .0%
Kiwi Property Group Ltd. .................... 3,168,556 1,724,835
a
Software  —  1 .2%
Vista Group International Ltd.
(b)
............... 627,748 1,017,656
a
Transportation Infrastructure  —  12 .3%
Auckland International Airport Ltd. ............. 1,979,373 10,367,063
a
a
Total Long-Term Investments — 99.4%
(Cost: $ 87,782,901 ) ................................. 83,931,893
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 402,885 403,006
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 27,760 27,760
a
Total Short-Term Securities — 0.5%
(Cost: $ 430,758 ) ................................... 430,766
Total Investments — 99.9%
(Cost: $ 88,213,659 ) ................................. 84,362,659
Other Assets Less Liabilities — 0 .1% ..................... 104,298
Net Assets — 100.0% ................................. $ 84,466,957
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,396,179 $ — $ (1,992,999)
(a)
$ (1) $ (173) $ 403,006 402,885 $ 19,271
(b)
$ —

iShares
®
MSCI New Zealand ETF
Schedule of Investments
(continued)
August 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 30,000 $ — $ (2,240)
(a)
$ — $ — $ 27,760 27,760 $ 1,275 $ —
$ — $ (1) $ (173)
$ 430,766
$ 20,546 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 3 09/17/26 $ 485 $ 575
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 575 $ — $ — $ — $ 575
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (4,826) $ — $ — $ — $ (4,826)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 577 $ — $ — $ — $ 577
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 236,654
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI New Zealand ETF
18
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 14,016,435  $ 69,915,458  $ —  $ 83,931,893
Short-Term Securities
Money Market Funds ........................................ 430,766  —  —  430,766
$ 14,447,201  $ 69,915,458  $ —  $ 84,362,659
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 575  $ —  $ —  $ 575
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Norway ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  6 .0%
Kongsberg Gruppen ASA ................... 159,996 $ 5,436,653
a
Banks  —  15 .8%
DNB Bank ASA .......................... 303,425 10,333,754
SpareBank 1 Nord Norge ................... 34,601 631,011
Sparebank 1 Oestlandet .................... 18,209 388,511
SpareBank 1 SMN ........................ 46,941 1,063,628
SpareBank 1 Sor-Norge ASA ................. 78,286 1,875,003
14,291,907
a
Broadline Retail  —  0 .6%
Europris ASA
(a)
.......................... 60,741 573,017
a
Chemicals  —  3 .8%
Elkem ASA
(a) (b)
........................... 119,707 420,738
Yara International ASA ..................... 60,965 2,988,135
3,408,873
a
Construction & Engineering  —  0 .9%
Cadeler A.S.
(b)
........................... 88,700 555,739
Norconsult Norge A.S. ..................... 69,920 288,908
844,647
a
Consumer Finance  —  0 .2%
B2 Impact ASA .......................... 71,010 200,233
a
Containers & Packaging  —  0 .3%
Elopak ASA ............................ 56,701 225,742
a
Diversified Telecommunication Services  —  3 .8%
Telenor ASA ............................ 235,795 3,459,799
a
Electronic Equipment, Instruments & Components  —  1 .1%
Kitron ASA ............................. 79,561 783,882
NORBIT ASA ........................... 12,886 228,738
1,012,620
a
Energy Equipment & Services  —  7 .0%
Aker Solutions ASA ....................... 113,081 524,334
BW Offshore Ltd. ......................... 33,848 148,705
DOF Group ASA ......................... 51,870 738,323
Odfjell Drilling Ltd. ........................ 45,915 463,880
Paratus Energy Services Ltd. ................. 29,284 158,271
Subsea 7 SA ............................ 86,046 3,175,241
TGS ASA .............................. 75,285 1,097,071
6,305,825
a
Food Products  —  10 .8%
Austevoll Seafood ASA ..................... 31,051 294,766
Bakkafrost P/F .......................... 19,331 941,501
Leroy Seafood Group ASA ................... 102,664 498,708
Mowi ASA .............................. 166,582 3,658,908
Orkla ASA .............................. 273,262 2,787,284
Salmar ASA
(c)
........................... 25,962 1,580,990
9,762,157
a
Hotels, Restaurants & Leisure  —  0 .3%
SATS ASA
(b)
............................ 64,925 312,285
a
Independent Power and Renewable Electricity Producers  —  0 .6%
Scatec ASA
(a) (b)
.......................... 53,583 552,892
a
Industrial Conglomerates  —  1 .6%
Aker ASA , Class A ........................ 8,538 1,438,268
a
Security Shares Value
a
Insurance  —  7 .3%
Gjensidige Forsikring ASA ................... 76,587 $ 2,320,176
Protector Forsikring ASA .................... 19,745 1,008,184
Storebrand ASA .......................... 150,458 3,296,399
6,624,759
a
Interactive Media & Services  —  1 .8%
Vend Marketplaces ASA , Class B .............. 58,555 1,621,926
a
IT Services  —  0 .6%
Atea ASA .............................. 30,125 575,739
a
Machinery  —  2 .9%
AutoStore Holdings Ltd.
(a) (b)
.................. 393,873 684,701
Kongsberg Maritime A.S.
(b)
.................. 159,996 982,879
TOMRA Systems ASA ..................... 85,023 982,260
2,649,840
a
Marine Transportation  —  2 .7%
Hoegh Autoliners ASA ..................... 40,179 739,186
MPC Container Ships ASA .................. 154,192 440,112
Stolt-Nielsen Ltd. ......................... 7,844 276,455
Wallenius Wilhelmsen ASA , Class B ............ 38,885 676,677
Wilh Wilhelmsen Holding ASA , Class A .......... 3,754 327,841
2,460,271
a
Metals & Mining  —  5 .5%
Norsk Hydro ASA ......................... 492,462 4,971,910
a
Oil, Gas & Consumable Fuels  —  23 .9%
Aker BP ASA ............................ 121,012 4,643,174
BLUENORD ASA
(b)
....................... 8,567 506,919
BW Energy Ltd.
(b)
......................... 19,876 119,123
BW LPG Ltd.
(a)
.......................... 36,597 887,230
DNO ASA .............................. 168,013 324,205
Equinor ASA ............................ 251,763 10,798,248
Frontline PLC ........................... 55,413 2,446,756
Var Energi ASA .......................... 358,486 1,912,370
21,638,025
a
Passenger Airlines  —  0 .3%
Norwegian Air Shuttle ASA .................. 201,640 278,616
a
Real Estate Management & Development  —  0 .2%
Entra ASA
(a)
............................ 15,363 173,299
a
Semiconductors & Semiconductor Equipment  —  1 .4%
Nordic Semiconductor ASA
(b)
................. 68,853 1,223,839
a
Software  —  0 .3%
LINK Mobility Group Holding ASA
(b) (c)
............ 97,421 262,637
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 91,083,048 ) ................................. 90,305,779

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Norway ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 465,915 $ 466,054
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 141,945 141,945
a
Total Short-Term Securities — 0.7%
(Cost: $ 607,979 ) ................................... 607,999
Total Investments — 100.4%
(Cost: $ 91,691,027 ) ................................. 90,913,778
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (367,644)
Net Assets — 100.0% ................................. $ 90,546,134
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,289,636 $ — $ (824,115)
(a)
$ 532 $ 1 $ 466,054 465,915 $ 4,787
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 10,000 131,945
(a)
— — — 141,945 141,945 3,624 —
$ — $ 532 $ 1
$ 607,999
$ 8,411 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 41 09/18/26 $ 307 $ 473
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 473 $ — $ — $ — $ 473
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Norway ETF
Schedule of Investments
(continued)
August 31, 2026
21
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 66,793 $ — $ — $ — $ 66,793
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 451 $ — $ — $ — $ 451
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 421,616
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 21,599,277  $ 68,706,502  $ —  $ 90,305,779
Short-Term Securities
Money Market Funds ........................................ 607,999  —  —  607,999
$ 22,207,276  $ 68,706,502  $ —  $ 90,913,778
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 473  $ —  $ —  $ 473
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  8 .0%
BAE Systems PLC ........................ 3,453,829 $ 94,758,229
Melrose Industries PLC ..................... 1,449,357 9,939,692
Rolls-Royce Holdings PLC .................. 9,836,103 199,910,531
304,608,452
a
Banks  —  20 .3%
Barclays PLC ........................... 15,972,161 105,927,447
HSBC Holdings PLC ...................... 20,255,669 414,906,013
Lloyds Banking Group PLC .................. 68,541,270 101,052,593
NatWest Group PLC ....................... 9,315,469 84,701,457
Standard Chartered PLC .................... 2,077,704 60,341,039
766,928,549
a
Beverages  —  2 .0%
Coca-Cola HBC AG , Class DI
(a)
............... 234,434 14,415,958
Diageo PLC ............................ 2,624,657 60,340,500
74,756,458
a
Broadline Retail  —  0 .7%
Next PLC .............................. 133,855 27,991,113
a
Capital Markets  —  3 .0%
3i Group PLC ........................... 1,137,022 43,029,886
London Stock Exchange Group PLC ............ 520,336 63,069,138
Schroders PLC .......................... 934,983 7,376,456
113,475,480
a
Commercial Services & Supplies  —  0 .4%
Rentokil Initial PLC ........................ 2,956,426 13,899,453
a
Consumer Staples Distribution & Retail  —  1 .8%
J Sainsbury PLC ......................... 1,980,259 8,917,932
Marks & Spencer Group PLC ................. 2,417,730 12,817,217
Tesco PLC ............................. 7,445,612 46,095,157
67,830,306
a
Diversified Consumer Services  —  0 .2%
Pearson PLC ........................... 548,466 9,095,356
a
Diversified REITs  —  0 .2%
Land Securities Group PLC .................. 864,988 7,974,230
a
Diversified Telecommunication Services  —  0 .5%
BT Group PLC .......................... 6,690,986 18,516,698
a
Electric Utilities  —  1 .2%
SSE PLC .............................. 1,413,408 46,462,352
a
Electronic Equipment, Instruments & Components  —  0 .6%
Halma PLC ............................. 430,929 20,954,551
a
Financial Services  —  0 .6%
M&G PLC .............................. 2,602,484 12,263,107
Wise Group PLC , Class A
(a)
.................. 841,655 10,983,368
23,246,475
a
Food Products  —  0 .3%
Associated British Foods PLC ................ 331,740 9,149,706
a
Health Care Equipment & Supplies  —  0 .3%
Smith & Nephew PLC ...................... 898,766 12,853,989
a
Health Care Providers & Services  —  0 .0%
NMC Health PLC
(a) (b)
....................... 122,262 2
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .3%
Compass Group PLC ...................... 1,996,264 $ 60,750,157
InterContinental Hotels Group PLC ............. 166,287 26,685,157
87,435,314
a
Household Products  —  1 .4%
Reckitt Benckiser Group PLC ................. 748,412 51,686,375
a
Industrial REITs  —  0 .5%
Segro PLC ............................. 1,418,331 18,285,020
a
Insurance  —  3 .3%
Admiral Group PLC ....................... 302,256 16,393,428
Aviva PLC ............................. 3,530,982 34,609,196
Legal & General Group PLC ................. 6,106,959 23,960,799
Prudential PLC .......................... 2,945,607 40,063,524
Standard Life PLC ........................ 826,909 10,438,134
125,465,081
a
Machinery  —  0 .6%
Smiths Group PLC ........................ 356,294 12,452,361
Spirax Group PLC ........................ 85,680 8,154,645
20,607,006
a
Media  —  0 .5%
Informa PLC ............................ 1,485,962 17,919,768
a
Metals & Mining  —  8 .8%
Anglo American PLC ...................... 1,249,798 70,851,613
Antofagasta PLC ......................... 402,456 21,473,111
Endeavour Mining PLC ..................... 249,495 15,568,781
Fresnillo PLC ........................... 213,875 8,967,830
Glencore PLC ........................... 11,069,212 88,332,176
Rio Tinto PLC ........................... 1,257,512 128,889,176
334,082,687
a
Multi-Utilities  —  2 .8%
Centrica PLC ........................... 5,406,299 11,322,323
National Grid PLC ........................ 5,865,474 92,533,627
103,855,950
a
Oil, Gas & Consumable Fuels  —  11 .4%
BP PLC ............................... 18,510,290 132,400,269
Shell PLC .............................. 6,555,077 300,328,879
432,729,148
a
Personal Care Products  —  4 .3%
Unilever PLC ........................... 2,550,413 164,194,265
a
Pharmaceuticals  —  12 .1%
AstraZeneca PLC ........................ 1,782,611 287,388,961
GSK PLC .............................. 4,768,638 119,929,322
Haleon PLC ............................ 10,384,741 51,726,967
459,045,250
a
Professional Services  —  3 .5%
Experian PLC ........................... 1,052,507 42,845,324
Intertek Group PLC ....................... 179,197 14,080,288
RELX PLC ............................. 2,084,456 74,792,892
131,718,504
a
Software  —  0 .4%
Sage Group PLC (The) ..................... 1,078,879 15,770,923
a
Specialty Retail  —  0 .2%
Kingfisher PLC .......................... 1,969,161 8,323,310
a

iShares
®
MSCI United Kingdom ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Tobacco  —  4 .2%
British American Tobacco PLC ................ 2,359,233 $ 131,087,913
Imperial Brands PLC ...................... 862,804 29,479,462
160,567,375
a
Trading Companies & Distributors  —  0 .9%
Bunzl PLC ............................. 379,410 14,277,520
Diploma PLC ........................... 158,331 15,562,291
Sunbelt Rentals Holdings, Inc. ................ 71,064 5,050,038
34,889,849
a
Water Utilities  —  0 .8%
Severn Trent PLC ........................ 317,104 13,430,531
United Utilities Group PLC ................... 868,077 16,724,458
30,154,989
a
Wireless Telecommunication Services  —  1 .0%
Airtel Africa PLC
(c)
........................ 889,598 3,974,616
Vodafone Group PLC ...................... 21,507,610 34,472,662
38,447,278
a
Total Long-Term Investments — 99.1%
(Cost: $ 3,192,691,857 ) ............................... 3,752,921,262
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 1,324,525 $ 1,324,525
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,324,525 ) .................................. 1,324,525
Total Investments — 99.1%
(Cost: $ 3,194,016,382 ) ............................... 3,754,245,787
Other Assets Less Liabilities — 0 .9% ..................... 34,244,353
Net Assets — 100.0% ................................. $ 3,788,490,140
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 5,184,941  $ —  $ (5,184,721)
(b)
$ 83  $ (303) $ —  —  $ 9,960
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,060,000  264,525
(b)
—  —  —  1,324,525  1,324,525  63,000  —
$ —  $ 83  $ (303)
$ 1,324,525
$ 72,960  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 100 Index ...................................................................... 251 09/18/26 $ 36,599 $ 78,849

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI United Kingdom ETF
24
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 78,849 $ — $ — $ — $ 78,849
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,668,809 $ — $ — $ — $ 2,668,809
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (197,720) $ — $ — $ — $ (197,720)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 25,433,431
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ —  $ 3,752,921,260  $ 2  $ 3,752,921,262
Short-Term Securities
Money Market Funds ........................................ 1,324,525  —  —  1,324,525
$ 1,324,525  $ 3,752,921,260  $ 2  $ 3,754,245,787
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 78,849  $ —  $ 78,849
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .4%
Avon Technologies PLC .................... 2,523 $ 63,382
Babcock International Group PLC .............. 22,180 313,941
Chemring Group PLC ...................... 24,527 181,271
Cohort PLC
(a)
........................... 3,094 50,623
QinetiQ Group PLC ....................... 39,626 270,644
Senior PLC ............................. 37,803 150,852
1,030,713
a
Banks  —  2 .3%
Close Brothers Group PLC
(b)
................. 13,584 75,945
Lion Finance Group PLC .................... 3,204 577,050
Metro Bank Holdings PLC
(b)
.................. 27,024 63,348
Shawbrook Group PLC
(b) (c)
................... 11,172 47,836
TBC Bank Group PLC ..................... 3,767 255,377
1,019,556
a
Beverages  —  0 .4%
AG Barr PLC ............................ 9,592 77,463
Fevertree Drinks PLC ...................... 8,126 93,977
171,440
a
Biotechnology  —  0 .5%
Genus PLC ............................. 5,997 188,681
OXB
(b)
................................ 6,365 45,193
233,874
a
Broadline Retail  —  0 .7%
B&M European Value Retail PLC .............. 86,056 275,634
THG PLC
(a) (b)
............................ 50,377 23,366
299,000
a
Building Products  —  0 .6%
Genuit Group PLC ........................ 22,737 84,100
Volution Group PLC ....................... 17,849 163,252
247,352
a
Capital Markets  —  13 .5%
Aberdeen Group PLC ...................... 165,908 560,042
AJ Bell PLC ............................ 28,473 232,122
Ashmore Group PLC ...................... 38,544 115,945
Bridgepoint Group PLC
(c)
.................... 33,635 145,104
CMC Markets PLC
(c)
....................... 8,197 80,202
Foresight Group Holdings Ltd. ................ 6,215 41,534
Georgia Capital PLC
(b)
..................... 2,598 153,752
ICG PLC .............................. 23,364 629,977
IG Group Holdings PLC .................... 29,061 551,287
IntegraFin Holdings PLC .................... 26,130 141,094
Investec PLC ........................... 51,876 461,547
IP Group PLC
(b)
.......................... 77,634 76,176
Jupiter Fund Management PLC ............... 37,505 85,777
Man Group PLC ......................... 100,769 417,988
Molten Ventures PLC
(b)
..................... 13,684 129,484
Ninety One PLC ......................... 26,508 77,009
Plus500 Ltd. ............................ 6,223 316,051
Polar Capital Holdings PLC .................. 8,089 96,124
Quilter PLC
(c)
............................ 117,102 307,985
Rathbones Group PLC ..................... 5,301 121,904
St. James's Place PLC ..................... 46,642 735,745
TP ICAP Group PLC ...................... 65,424 303,134
XPS Pensions Group PLC ................... 16,901 70,671
5,850,654
a
Security Shares Value
a
Chemicals  —  2 .5%
Croda International PLC .................... 11,642 $ 541,214
Elementis PLC .......................... 51,349 121,205
Johnson Matthey PLC ..................... 11,360 346,702
Victrex PLC ............................ 7,067 80,532
1,089,653
a
Commercial Services & Supplies  —  1 .6%
Johnson Service Group PLC ................. 33,299 66,580
Mitie Group PLC ......................... 108,563 306,857
Serco Group PLC ........................ 88,099 309,179
682,616
a
Construction & Engineering  —  2 .8%
Balfour Beatty PLC ....................... 43,181 511,941
Keller Group PLC ........................ 6,245 255,090
Kier Group PLC .......................... 37,435 131,244
Morgan Sindall Group PLC .................. 3,968 236,572
Renew Holdings PLC ...................... 7,135 94,148
1,228,995
a
Construction Materials  —  0 .8%
Breedon Group PLC ....................... 25,027 120,386
RHI Magnesita N.V. ....................... 1,662 62,043
SigmaRoc PLC
(b)
......................... 95,459 161,429
343,858
a
Consumer Staples Distribution & Retail  —  0 .4%
Ocado Group PLC
(b)
....................... 49,413 158,532
a
Distributors  —  0 .7%
Inchcape PLC ........................... 26,785 308,315
a
Diversified Consumer Services  —  0 .1%
ME GROUP INTERNATIONAL PLC ............ 20,830 36,636
a
Diversified REITs  —  2 .3%
British Land Co. PLC (The) .................. 92,378 526,692
Shaftesbury Capital PLC .................... 132,489 264,258
Sirius Real Estate Ltd. ..................... 143,349 190,353
981,303
a
Diversified Telecommunication Services  —  1 .6%
Gamma Communications PLC ................ 7,853 121,305
Helios Towers PLC ........................ 79,753 217,703
Zegona Communications PLC ................ 15,245 334,024
673,032
a
Electrical Equipment  —  1 .6%
Ceres Power Holdings PLC
(b)
................. 14,452 75,200
DiscoverIE Group PLC ..................... 8,775 96,667
ITM Power PLC
(a) (b)
....................... 42,064 58,827
Rosebank Industries PLC
(b)
.................. 80,179 376,834
Volex PLC ............................. 11,983 100,161
707,689
a
Electronic Equipment, Instruments & Components  —  0 .9%
Oxford Instruments PLC .................... 4,712 181,327
Renishaw PLC .......................... 3,116 215,543
396,870
a
Energy Equipment & Services  —  0 .1%
Hunting PLC ............................ 11,094 61,407
a
Financial Services  —  1 .0%
OSB Group PLC ......................... 30,499 210,578

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Financial Services (continued)
Paragon Banking Group PLC ................. 16,461 $ 176,485
WAG Payment Solutions PLC ................ 18,812 25,403
412,466
a
Food Products  —  2 .6%
AEP Plantations PLC ...................... 16,030 44,527
Cranswick PLC .......................... 4,741 346,257
Greencore Group PLC ..................... 50,700 183,288
Hilton Food Group PLC ..................... 7,105 61,230
MP Evans Group PLC ..................... 3,211 78,229
Premier Foods PLC ....................... 58,729 158,758
Tate & Lyle PLC .......................... 33,116 247,088
1,119,377
a
Ground Transportation  —  0 .5%
Firstgroup PLC .......................... 48,096 116,655
Zigup PLC ............................. 20,110 119,082
235,737
a
Health Care Equipment & Supplies  —  1 .2%
Advanced Medical Solutions Group PLC ......... 18,788 71,387
Convatec Group PLC
(c)
..................... 154,169 470,645
542,032
a
Health Care Providers & Services  —  0 .4%
CVS Group PLC ......................... 6,213 110,645
Spire Healthcare Group PLC
(c)
................ 23,596 74,634
185,279
a
Health Care REITs  —  0 .8%
Primary Health Properties PLC ................ 216,361 278,492
Target Healthcare REIT PLC ................. 55,903 84,691
363,183
a
Hotels, Restaurants & Leisure  —  4 .3%
Domino's Pizza Group PLC .................. 34,689 98,858
Entain PLC ............................. 57,676 393,080
Greggs PLC ............................ 9,216 229,148
Hollywood Bowl Group PLC .................. 13,974 52,923
J D Wetherspoon PLC ..................... 5,749 66,331
Mitchells & Butlers PLC
(b)
................... 22,984 87,668
Playtech PLC
(b)
.......................... 19,676 107,566
PPHE Hotel Group Ltd. ..................... 1,654 34,111
Rank Group PLC (The) ..................... 16,888 23,616
SSP Group PLC ......................... 68,239 185,647
Trainline PLC
(b) (c)
......................... 31,182 84,123
Whitbread PLC .......................... 14,741 484,165
Young & Co.'s Brewery PLC , Class A ........... 1,714 20,192
1,867,428
a
Household Durables  —  4 .9%
Barratt Redrow PLC ....................... 120,775 514,822
Bellway PLC ............................ 10,195 296,818
Berkeley Group Holdings PLC (The)
(b)
........... 8,172 392,799
Persimmon PLC ......................... 28,949 457,551
Taylor Wimpey PLC ....................... 314,492 359,650
Vistry Group PLC
(b)
........................ 25,778 104,016
2,125,656
a
Independent Power and Renewable Electricity Producers  —  0 .7%
Drax Group PLC ......................... 30,337 318,577
a
Industrial Conglomerates  —  1 .2%
Metlen Energy & Metals PLC ................. 9,032 517,829
a
Security Shares Value
a
Industrial REITs  —  2 .2%
LondonMetric Property PLC .................. 190,707 $ 483,313
Tritax Big Box REIT PLC .................... 220,195 464,536
947,849
a
Insurance  —  4 .6%
Beazley PLC ............................ 50,151 877,637
Chesnara PLC .......................... 20,826 106,104
Conduit Holdings Ltd. ...................... 11,765 72,295
Hiscox Ltd. ............................. 28,975 716,880
Lancashire Holdings Ltd. .................... 20,893 172,590
Saga PLC
(b)
............................ 8,241 75,821
2,021,327
a
Interactive Media & Services  —  3 .0%
Autotrader Group PLC
(c)
.................... 71,445 506,727
Baltic Classifieds Group PLC ................. 37,607 107,341
MONY Group PLC ........................ 40,151 110,238
Rightmove PLC .......................... 67,009 459,963
Trustpilot Group PLC
(b) (c)
.................... 31,397 122,485
1,306,754
a
IT Services  —  1 .9%
Computacenter PLC ....................... 5,267 402,019
Kainos Group PLC ........................ 7,330 122,541
Softcat PLC ............................ 11,535 321,963
846,523
a
Leisure Products  —  1 .7%
Games Workshop Group PLC ................ 2,978 738,467
a
Life Sciences Tools & Services  —  0 .2%
Oxford Nanopore Technologies PLC
(b)
........... 43,950 104,872
a
Machinery  —  6 .2%
Bodycote PLC ........................... 14,936 183,461
Goodwin PLC ........................... 271 67,786
IMI PLC ............................... 21,533 897,085
Morgan Advanced Materials PLC .............. 24,937 80,616
Rotork PLC ............................. 73,648 479,906
Vesuvius PLC ........................... 16,776 88,335
Weir PLC .............................. 23,399 893,839
2,691,028
a
Marine Transportation  —  0 .4%
Clarkson PLC ........................... 2,554 175,283
a
Media  —  2 .7%
4imprint Group PLC ....................... 2,539 154,128
Canal+ SA ............................. 57,446 202,163
ITV PLC ............................... 324,790 310,526
WPP PLC .............................. 97,234 497,758
1,164,575
a
Metals & Mining  —  2 .6%
ATALAYA MINING COPPER SA ............... 12,473 182,004
Hill & Smith PLC ......................... 7,075 284,833
Hochschild Mining PLC ..................... 28,980 256,338
Pan African Resources PLC ................. 214,098 389,522
1,112,697
a
Multi-Utilities  —  0 .2%
Telecom Plus PLC ........................ 6,408 75,975
a
Office REITs  —  1 .0%
Derwent London PLC ...................... 9,511 263,934
Great Portland Estates PLC .................. 31,119 141,065

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Office REITs (continued)
Workspace Group PLC ..................... 7,380 $ 37,589
442,588
a
Oil, Gas & Consumable Fuels  —  3 .1%
DCC Energy PLC ........................ 7,507 644,874
Energean PLC .......................... 13,319 132,286
Harbour Energy PLC ...................... 71,214 249,047
Rockhopper Exploration PLC ................. 75,581 80,758
Serica Energy PLC ....................... 23,026 81,518
Yellow Cake PLC
(b) (c)
....................... 22,650 177,540
1,366,023
a
Paper & Forest Products  —  1 .1%
Mondi PLC ............................. 39,785 462,458
a
Passenger Airlines  —  1 .0%
easyJet PLC ............................ 27,328 245,110
JET2 PLC .............................. 8,432 171,339
416,449
a
Personal Care Products  —  0 .1%
Applied Nutrition PLC
(b)
..................... 12,393 53,148
a
Pharmaceuticals  —  0 .7%
Hikma Pharmaceuticals PLC ................. 13,244 288,229
a
Professional Services  —  0 .5%
Hays PLC .............................. 140,315 146,113
Michael Page PLC ........................ 26,657 79,396
225,509
a
Real Estate Management & Development  —  0 .8%
International Workplace Group PLC ............ 63,971 162,552
Savills PLC ............................. 12,706 184,218
346,770
a
Residential REITs  —  0 .9%
Grainger PLC ........................... 60,158 140,239
UNITE Group PLC (The) .................... 39,383 269,736
409,975
a
Retail REITs  —  0 .9%
Hammerson PLC ......................... 52,746 266,963
Supermarket Income REIT PLC ............... 112,325 130,588
397,551
a
Software  —  0 .4%
Alfa Financial Software Holdings PLC
(c)
.......... 11,063 24,952
Bytes Technology Group PLC ................ 19,185 114,017
GB Group PLC .......................... 20,478 45,007
183,976
a
Specialized REITs  —  0 .8%
Big Yellow Group PLC ..................... 16,857 198,706
Safestore Holdings PLC .................... 19,200 151,935
350,641
a
Specialty Retail  —  2 .7%
AO World PLC .......................... 26,283 33,762
Currys PLC ............................. 88,679 181,507
Dunelm Group PLC ....................... 11,356 133,627
Frasers Group PLC
(b)
...................... 9,078 102,403
JD Sports Fashion PLC .................... 195,070 226,208
Moonpig Group PLC ....................... 25,634 101,771
Pets at Home Group PLC ................... 39,366 115,837
Watches of Switzerland Group PLC
(b) (c)
.......... 19,976 191,532
Security Shares Value
a
Specialty Retail (continued)
WH Smith PLC .......................... 13,380 $ 74,002
1,160,649
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Raspberry PI Holdings PLC
(b)
................. 6,547 50,605
a
Textiles, Apparel & Luxury Goods  —  1 .6%
Burberry Group PLC
(b)
..................... 32,538 470,983
Coats Group PLC ........................ 172,815 188,805
Dr Martens PLC .......................... 50,934 53,556
713,344
a
Trading Companies & Distributors  —  3 .1%
Grafton Group PLC , CDI .................... 15,255 213,274
Howden Joinery Group PLC ................. 49,480 525,873
RS GROUP PLC ......................... 42,462 432,002
Travis Perkins PLC ....................... 19,154 167,571
1,338,720
a
Water Utilities  —  0 .6%
Pennon Group PLC ....................... 41,273 266,444
a
a
Total Common Stocks — 98.5%
(Cost: $ 41,664,743 ) ................................. 42,867,488
a
Rights
Food Products  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(b) (d)
...... 21,565 584
a
Oil, Gas & Consumable Fuels  —  0 .0%
Rockhopper Exploration PLC (Expires 09/29/26 )
(b)
... 1,799 215
a
a
Total Rights — 0.0%
(Cost: $ 608 ) ...................................... 799
Total Long-Term Investments — 98.5%
(Cost: $ 41,665,351 ) ................................. 42,868,287
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 582,493 582,667
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 19,264 19,264
a
Total Short-Term Securities — 1.4%
(Cost: $ 601,923 ) ................................... 601,931
Total Investments — 99.9%
(Cost: $ 42,267,274 ) ................................. 43,470,218
Other Assets Less Liabilities — 0 .1% ..................... 36,222
Net Assets — 100.0% ................................. $ 43,506,440
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI United Kingdom Small-Cap ETF
28
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,067  $ 576,566
(a)
$ —  $ 26  $ 8  $ 582,667  582,493  $ 13,632
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 22,123  —  (2,859)
(a)
—  —  19,264  19,264  810  —
$ —  $ 26  $ 8
$ 601,931
$ 14,442  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 250 Index ...................................................................... 10 09/18/26 $ 676 $ 12,422
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 12,422 $ — $ — $ — $ 12,422
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 51,426 $ — $ — $ — $ 51,426
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 14,346 $ — $ — $ — $ 14,346

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
29
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 372,015
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 8,605,023  $ 34,262,465  $ —  $ 42,867,488
Rights .................................................. —  215  584  799
Short-Term Securities
Money Market Funds ........................................ 601,931  —  —  601,931
$ 9,206,954  $ 34,262,680  $ 584  $ 43,470,218
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 12,422  $ —  $ —  $ 12,422
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Denmark ETF
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
iShares
MSCI Kuwait ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 190,737,634  $ 261,615,602  $ 78,315,726  $ 67,582,875
Investments, at value — affiliated
(c)
........................................ 6,572,402  1,549,354  312,365  89,187
Cash pledged:
Futures contracts .................................................. —  —  —  6,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 296,794  42,977  38,331  —
Foreign currency, at value
(e)
............................................. 389,654  458,886  79,222  60,461
Receivables:
Investments sold .................................................. 4,208,741  8,730,091  7,125,457  1,519,296
Securities lending income — affiliated .................................... 2,621  8,568  558  —
Swaps ......................................................... —  —  572  —
Dividends — unaffiliated ............................................. —  —  409,164  —
Dividends — affiliated ............................................... 185  302  95  442
Tax reclaims ..................................................... 2,785,869  2,893  26,612  —
Foreign withholding tax claims ......................................... —  330,662  —  —
Unrealized appreciation on:
OTC swaps ...................................................... —  —  751  —
Total assets .......................................................
204,993,900  272,739,335  86,308,853  69,258,261
LIABILITIES
Collateral on securities loaned ........................................... 6,495,666  1,447,197  278,148  —
Payables:
Investments purchased .............................................. 4,401,312  8,707,379  7,219,173  1,442,287
Investment advisory fees ............................................. 88,784  114,542  31,105  42,768
Variation margin on futures contracts ..................................... 17,601  6,040  5,285  180
Total liabilities ......................................................
11,003,363  10,275,158  7,533,711  1,485,235
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 193,990,537  $ 262,464,177  $ 78,775,142  $ 67,773,026
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 213,996,754  $ 262,950,657  $ 69,231,741  $ 55,843,048
Accumulated earnings (loss) ............................................ (20,006,217) (486,480) 9,543,401  11,929,978
NET ASSETS ......................................................
$ 193,990,537  $ 262,464,177  $ 78,775,142  $ 67,773,026
NET ASSET VALUE
Shares outstanding .................................................. 1,650,000  4,800,000  950,000  1,800,000
Net asset value ..................................................... $ 117.57  $ 54.68  $ 82.92  $ 37.65
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 6,164,569  $ 1,332,854  $ 263,984  $ —
(b)
Investments, at cost — unaffiliated ...................................... $ 195,799,109  $ 253,831,173  $ 62,335,985  $ 51,228,953
(c)
Investments, at cost — affiliated ........................................ $ 6,572,271  $ 1,549,208  $ 312,393  $ 89,187
(d)
Foreign currency collateral pledged, at cost ................................ $ 292,553  $ 42,410  $ 38,012  $ —
(e)
  Foreign currency, at cost ............................................. $ 390,992  $ 457,151  $ 78,608  $ 60,498

31
Statements of Assets and Liabilities
(continued)
August 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI New Zealand
ETF
iShares
MSCI Norway ETF
iShares
MSCI United
Kingdom ETF
iShares
MSCI United
Kingdom Small-Cap
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 83,931,893  $ 90,305,779  $ 3,752,921,262  $ 42,868,287
Investments, at value — affiliated
(c)
....................................... 430,766  607,999  1,324,525  601,931
Foreign currency collateral pledged:
(d)
Futures contracts ................................................. 22,931  30,200  2,104,316  35,230
Foreign currency, at value
(e)
............................................ 72,737  251,787  8,938,986  152,631
Receivables:
Investments sold ................................................. 3,920,767  1,057,081  29,356,174  1,632,216
Securities lending income — affiliated ................................... 696  430  —  496
Dividends — unaffiliated ............................................ 246,513  124,809  27,736,019  182,239
Dividends — affiliated .............................................. 62  399  3,534  44
Tax reclaims .................................................... —  13,880  111,778  17,238
Variation margin on futures contracts .................................... 1,252  —  —  108
Total assets ......................................................
88,627,617  92,392,364  3,822,496,594  45,490,420
LIABILITIES
Collateral on securities loaned .......................................... 403,976  465,584  —  583,486
Payables:
Investments purchased ............................................. 3,723,474  1,140,508  32,246,094  1,378,787
Investment advisory fees ............................................ 33,210  41,553  1,572,043  21,707
IRS compliance fee for foreign withholding tax claims ......................... —  194,426  —  —
Professional fees ................................................. —  7  —  —
Variation margin on futures contracts .................................... —  4,152  188,317  —
Total liabilities .....................................................
4,160,660  1,846,230  34,006,454  1,983,980
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 84,466,957  $ 90,546,134  $ 3,788,490,140  $ 43,506,440
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 159,747,937  $ 107,307,287  $ 4,012,319,550  $ 65,717,213
Accumulated loss .................................................. (75,280,980) (16,761,153) (223,829,410) (22,210,773)
NET ASSETS .....................................................
$ 84,466,957  $ 90,546,134  $ 3,788,490,140  $ 43,506,440
NET ASSET VALUE
Shares outstanding ................................................. 1,750,000  2,450,000  78,500,000  950,000
Net asset value .................................................... $ 48.27  $ 36.96  $ 48.26  $ 45.80
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 396,594  $ 315,780  $ —  $ 69,171
(b)
Investments, at cost — unaffiliated ..................................... $ 87,782,901  $ 91,083,048  $ 3,192,691,857  $ 41,665,351
(c)
Investments, at cost — affiliated ....................................... $ 430,758  $ 607,979  $ 1,324,525  $ 601,923
(d)
Foreign currency collateral pledged, at cost ............................... $ 22,767  $ 29,896  $ 2,079,057  $ 35,053
(e)
  Foreign currency, at cost ............................................ $ 73,291  $ 247,638  $ 8,940,350  $ 153,910

32
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Denmark ETF
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
iShares
MSCI Kuwait ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 5,273,795  $ 2,678,434  $ 2,215,749  $ 2,212,940
Dividends — affiliated .............................................. 3,066  1,512  2,767  6,019
Interest — unaffiliated .............................................. 3,013  56  397  277
Securities lending income — affiliated — net ............................... 87,949  23,461  2,417  —
Foreign taxes withheld ............................................. (769,076) (2,584) (26,435) —
Total investment income ..............................................
4,598,747  2,700,879  2,194,895  2,219,236
EXPENSES
Investment advisory ............................................... 1,043,599  430,260  335,679  558,870
Commitment costs ................................................ 1,787  690  620  706
Professional .................................................... —  2,350  —  —
Interest expense ................................................. 16  6  131  1,823
Total expenses .................................................... 1,045,402  433,306  336,430  561,399
Net investment income ...............................................
3,553,345  2,267,573  1,858,465  1,657,837
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (5,480,288) (592,375) (1,242,195) 3,024,481
Investments — affiliated ........................................... (1,260) (229) 851  —
Foreign currency transactions ....................................... 7,975  19,733  (2,578) (36,612)
Futures contracts ............................................... 463,859  91,292  30,143  92,603
In-kind redemptions — unaffiliated
(a)
................................... 8,405,262  1,066,831  5,789,521  —
Swaps   ...................................................... —  —  898  —
3,395,548  585,252  4,576,640  3,080,472
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 11,775,465  6,989,784  9,289,363  (2,344,296)
Investments — affiliated ........................................... (168) 113  (28) —
Foreign currency translations ....................................... (20,831) (5,266) 1,287  327
Futures contracts ............................................... 28,722  (8,465) 1,393  165
Swaps   ...................................................... —  —  751  —
11,783,188  6,976,166  9,292,766  (2,343,804)
Net realized and unrealized gain ........................................
15,178,736  7,561,418  13,869,406  736,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 18,732,081  $ 9,828,991  $ 15,727,871  $ 2,394,505
(a)
See Note 2 of the Notes to Financial Statements.

33
Statements of Operations
(continued)
Year Ended August 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI New Zealand
ETF
iShares
MSCI Norway ETF
iShares
MSCI United
Kingdom ETF
iShares
MSCI United
Kingdom Small-Cap
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 2,355,485  $ 5,372,451  $ 110,770,550  $ 1,448,138
Dividends — affiliated .............................................. 1,275  3,624  63,000  810
Interest — unaffiliated .............................................. 322  326  40,258  789
Securities lending income — affiliated — net ............................... 19,271  4,787  9,960  13,632
Foreign taxes withheld ............................................. (302,175) (721,605) (149,980) (37,654)
Foreign withholding tax claims ........................................ —  484,277  —  —
IRS compliance fee for foreign withholding tax claims ......................... —  (194,426) —  —
Total investment income ..............................................
2,074,178  4,949,434  110,733,788  1,425,715
EXPENSES
Investment advisory ............................................... 346,017  387,737  15,498,106  248,431
Commitment costs ................................................ 628  636  29,279  387
Professional .................................................... —  6,403  —  —
Interest expense ................................................. 8  1  85  17
Total expenses .................................................... 346,653  394,777  15,527,470  248,835
Net investment income ...............................................
1,727,525  4,554,657  95,206,318  1,176,880
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (2,230,693) (908,940) (51,081,770) (1,388,869)
Investments — affiliated ........................................... (1) 532  83  26
Foreign currency transactions ....................................... (21,886) 36,212  37,424  7,580
Futures contracts ............................................... (4,826) 66,793  2,668,809  51,426
In-kind redemptions — unaffiliated
(a)
................................... 3,434,639  17,339,259  145,549,933  1,514,974
1,177,233  16,533,856  97,174,479  185,137
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 2,972,246  (1,688,238) 397,740,364  5,576,521
Investments — affiliated ........................................... (173) 1  (303) 8
Foreign currency translations ....................................... (1,934) 4,794  62,001  (1,123)
Futures contracts ............................................... 577  451  (197,720) 14,346
2,970,716  (1,682,992) 397,604,342  5,589,752
Net realized and unrealized gain ........................................
4,147,949  14,850,864  494,778,821  5,774,889
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 5,875,474  $ 19,405,521  $ 589,985,139  $ 6,951,769
(a)
See Note 2 of the Notes to Financial Statements.

34
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Denmark ETF
iShares
MSCI Finland ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,553,345  $ 3,890,943  $ 2,267,573  $ 1,028,698
Net realized gain ............................................. 3,395,548  18,241,398  585,252  353,066
Net change in unrealized appreciation (depreciation) ..................... 11,783,188  (63,241,492) 6,976,166  2,044,965
Net increase (decrease) in net assets resulting from operations ................
18,732,081  (41,109,151) 9,828,991  3,426,729
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,935,722) (4,090,885) (1,238,914) (1,028,861)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(5,343,743) (54,534,381) 224,621,133  (1,006,636)
NET ASSETS
Total increase (decrease) in net assets ................................ 7,452,616  (99,734,417) 233,211,210  1,391,232
Beginning of year ...............................................
186,537,921  286,272,338  29,252,967  27,861,735
End of year ...................................................
$ 193,990,537  $ 186,537,921  $ 262,464,177  $ 29,252,967
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

35
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Ireland ETF
iShares
MSCI Kuwait ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,858,465  $ 2,067,385  $ 1,657,837  $ 2,488,400
Net realized gain (loss) ......................................... 4,576,640  6,178,786  3,080,472  (626,364)
Net change in unrealized appreciation (depreciation) ..................... 9,292,766  (11,218,588) (2,343,804) 12,249,793
Net increase (decrease) in net assets resulting from operations ................
15,727,871  (2,972,417) 2,394,505  14,111,829
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,983,818) (1,930,447) (4,131,058) (2,774,730)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
4,542,167  (52,511,717) (13,177,286) 12,449,002
NET ASSETS
Total increase (decrease) in net assets ................................ 18,286,220  (57,414,581) (14,913,839) 23,786,101
Beginning of year ...............................................
60,488,922  117,903,503  82,686,865  58,900,764
End of year ...................................................
$ 78,775,142  $ 60,488,922  $ 67,773,026  $ 82,686,865
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

36
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI New Zealand ETF
iShares
MSCI Norway ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,727,525  $ 1,735,097  $ 4,554,657  $ 1,535,709
Net realized gain (loss) ......................................... 1,177,233  (5,057,437) 16,533,856  (417,054)
Net change in unrealized appreciation (depreciation) ..................... 2,970,716  (3,085,090) (1,682,992) 5,347,751
Net increase (decrease) in net assets resulting from operations ................
5,875,474  (6,407,430) 19,405,521  6,466,406
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,553,805) (1,803,827) (4,383,007) (1,567,328)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
7,954,392  (8,813,569) 34,313,912  6,477,053
NET ASSETS
Total increase (decrease) in net assets ................................ 12,276,061  (17,024,826) 49,336,426  11,376,131
Beginning of year ...............................................
72,190,896  89,215,722  41,209,708  29,833,577
End of year ...................................................
$ 84,466,957  $ 72,190,896  $ 90,546,134  $ 41,209,708
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

37
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI United Kingdom ETF
iShares
MSCI United Kingdom Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 95,206,318  $ 101,852,220  $ 1,176,880  $ 1,355,798
Net realized gain (loss) ......................................... 97,174,479  136,277,667  185,137  (2,953,407)
Net change in unrealized appreciation (depreciation) ..................... 397,604,342  189,895,618  5,589,752  2,733,932
Net increase in net assets resulting from operations ........................
589,985,139  428,025,505  6,951,769  1,136,323
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(105,048,655) (125,556,497) (1,361,332) (1,781,720)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
406,254,260  (661,894,111) (2,332,761) (21,444,045)
NET ASSETS
Total increase (decrease) in net assets ................................ 891,190,744  (359,425,103) 3,257,676  (22,089,442)
Beginning of year ...............................................
2,897,299,396  3,256,724,499  40,248,764  62,338,206
End of year ...................................................
$ 3,788,490,140  $ 2,897,299,396  $ 43,506,440  $ 40,248,764
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

38
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Denmark ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 109.73  $ 130.12  $ 104.42  $ 86.11  $ 115.08
Net investment income
(a)
............................... 2 .02  1 .87  1 .52  2 .23  1 .37
Net realized and unrealized gain (loss)
(b)
.....................
9 .27  (20.27) 25.75  17.99  (28.97)
Net increase (decrease) from investment operations ..............
11.29  (18.40) 27.27  20.22  (27.60)
Distributions from net investment income
(c)
..................... ( 3 .45 ) ( 1 .99 ) ( 1 .57 ) ( 1 .91 ) ( 1 .37 )
Net asset value, end of year .............................
$ 117.57  $ 109.73  $ 130.12  $ 104.42  $ 86.11
Total Return
(d)
Based on net asset value ................................
10.52% (14.24) % 26.23% 23.48% (24.07) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .53% 0 .53% 0 .53% 0 .53% 0 .53%
Net investment income ..................................
1 .80% 1 .65% 1 .32% 2 .26% 1 .37%
Supplemental Data
Net assets, end of year (000) ..............................
$ 193,991  $ 186,538  $ 286,272  $ 245,394  $ 176,516
Portfolio turnover rate
(f)
..................................
10% 24% 14% 16% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

39
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Finland ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 41.79  $ 37.15  $ 34.48  $ 34.85  $ 52.00
Net investment income
(a)
................................ 1 .43  1 .70  1 .57  1 .05  1 .73
Net realized and unrealized gain (loss)
(b)
......................
12.00  4 .72  3 .09  ( 0 .47 ) (16.54)
Net increase (decrease) from investment operations ...............
13.43  6 .42  4 .66  0 .58  (14.81)
Distributions from net investment income
(c)
...................... ( 0 .54 ) ( 1 .78 ) ( 1 .99 ) ( 0 .95 ) ( 2 .34 )
Net asset value, end of year ..............................
$ 54.68  $ 41.79  $ 37.15  $ 34.48  $ 34.85
Total Return
(d)
Based on net asset value .................................
32.25% 17.80% 13.87% 1 .53% (28.85) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .53% 0 .54% 0 .55% 0 .56% 0 .57%
Total expenses excluding professional fees for foreign withholding tax claims ............................................
0 .53% 0 .53% 0 .53% 0 .53 % N/A
Net investment income ...................................
2 .79% 4 .53% 4 .51% 2 .92% 4 .05%
Supplemental Data
Net assets, end of year (000) ...............................
$ 262,464  $ 29,253  $ 27,862  $ 20,691  $ 22,652
Portfolio turnover rate
(f)
...................................
16% 18% 29% 15% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

40
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Ireland ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 67.21  $ 69.36  $ 57.97  $ 42.16  $ 61.21
Net investment income
(a)
.............................. 1 .95  1 .87  1 .09  0 .64  0 .52
Net realized and unrealized gain (loss)
(b)
....................
15.65  ( 2 .09 ) 11.28  15.63  (18.92)
Net increase (decrease) from investment operations .............
17.60  ( 0 .22 ) 12.37  16.27  (18.40)
Distributions from net investment income
(c)
.................... ( 1 .89 ) ( 1 .93 ) ( 0 .98 ) ( 0 .46 ) ( 0 .65 )
Net asset value, end of year ............................
$ 82.92  $ 67.21  $ 69.36  $ 57.97  $ 42.16
Total Return
(d)
Based on net asset value ...............................
26.49%
(e)
( 0 .13 ) % 21.43% 38.57% (30.16) %
Ratios to Average Net Assets
(f)
Total expenses ......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income .................................
2 .66% 2 .95% 1 .73% 1 .23% 1 .02%
Supplemental Data
Net assets, end of year (000) .............................
$ 78,775  $ 60,489  $ 117,904  $ 98,549  $ 48,479
Portfolio turnover rate
(g)
.................................
59% 46% 87% 23% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

41
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Kuwait ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 38.46  $ 32.72  $ 31.62  $ 36.39  $ 33.93
Net investment income
(a)
................................ 0 .84  1 .21  1 .03  1 .19  0 .87
Net realized and unrealized gain (loss)
(b)
......................
0 .41  5 .82  1 .56  ( 4 .09 ) 4 .38
Net increase (decrease) from investment operations ...............
1 .25  7 .03  2 .59  ( 2 .90 ) 5 .25
Distributions
(c)
From net investment income ............................. ( 2 .06 ) ( 1 .29 ) ( 1 .49 ) ( 1 .14 ) ( 2 .79 )
From net realized gain .................................. —  —  —  ( 0 .73 ) —
Total distributions ......................................
( 2 .06 ) ( 1 .29 ) ( 1 .49 ) ( 1 .87 ) ( 2 .79 )
Net asset value, end of year ..............................
$ 37.65  $ 38.46  $ 32.72  $ 31.62  $ 36.39
Total Return
(d)
Based on net asset value .................................
3 .27% 21.97% 8 .36% ( 8 .04 ) % 16.26%
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .74% 0 .75% 0 .74% 0 .74% 0 .74%
Net investment income ...................................
2 .20% 3 .45% 3 .21% 3 .62% 2 .42%
Supplemental Data
Net assets, end of year (000) ...............................
$ 67,773  $ 82,687  $ 58,901  $ 58,495  $ 29,116
Portfolio turnover rate
(f)
...................................
23% 42% 51% 25% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

42
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI New Zealand ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 45.12  $ 49.56  $ 45.72  $ 47.00  $ 63.49
Net investment income
(a)
............................... 1 .10  1 .01  1 .31  1 .09  1 .06
Net realized and unrealized gain (loss)
(b)
.....................
3 .06  ( 4 .40 ) 3 .86  ( 1 .65 ) (16.12)
Net increase (decrease) from investment operations ..............
4 .16  ( 3 .39 ) 5 .17  ( 0 .56 ) (15.06)
Distributions from net investment income
(c)
..................... ( 1 .01 ) ( 1 .05 ) ( 1 .33 ) ( 0 .72 ) ( 1 .43 )
Net asset value, end of year .............................
$ 48.27  $ 45.12  $ 49.56  $ 45.72  $ 47.00
Total Return
(d)
Based on net asset value ................................
9 .38% ( 6 .90 ) % 11.52% ( 1 .25 ) % (23.96) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
2 .40% 2 .20% 2 .87% 2 .26% 1 .95%
Supplemental Data
Net assets, end of year (000) ..............................
$ 84,467  $ 72,191  $ 89,216  $ 132,600  $ 115,147
Portfolio turnover rate
(f)
..................................
17% 37% 47% 34% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

43
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Norway ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 28.42  $ 24.86  $ 22.94  $ 25.92  $ 28.67
Net investment income
(a)
.............................. 2 .08
(b)
1 .18  1 .13  1 .19  0 .97
Net realized and unrealized gain (loss)
(c)
....................
8 .30  3 .50  2 .08  ( 3 .05 ) ( 2 .79 )
Net increase (decrease) from investment operations .............
10.38  4 .68  3 .21  ( 1 .86 ) ( 1 .82 )
Distributions from net investment income
(d)
.................... ( 1 .84 ) ( 1 .12 ) ( 1 .29 ) ( 1 .12 ) ( 0 .93 )
Net asset value, end of year ............................
$ 36.96  $ 28.42  $ 24.86  $ 22.94  $ 25.92
Total Return
(e)
Based on net asset value ...............................
37.42%
(b)
19.40% 14.30% ( 7 .05 ) % ( 6 .50 ) %
Ratios to Average Net Assets
(f)
Total expenses ......................................
0 .54% 0 .53% 0 .53% 0 .53% 0 .53%
Total expenses excluding professional fees for foreign withholding tax claims ..........................................
0 .53 % N/A  N/A  N/A  N/A
Net investment income .................................
6 .23%
(b)
4 .65% 4 .78% 5 .05% 3 .39%
Supplemental Data
Net assets, end of year (000) .............................
$ 90,546  $ 41,210  $ 29,834  $ 34,411  $ 33,690
Portfolio turnover rate
(g)
.................................
11% 12% 13% 11% 27%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2026:
• Net investment income per share by $0.22.
• Total return by 0.73%.
• Ratio of net investment income to average net assets by 0.65%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

44
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI United Kingdom ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 41.45  $ 37.39  $ 31.96  $ 28.90  $ 33.05
Net investment income
(a)
................................ 1 .34  1 .21  1 .18  1 .10  1 .26
Net realized and unrealized gain (loss)
(b)
......................
6 .97  4 .39  5 .68  3 .05  ( 3 .95 )
Net increase (decrease) from investment operations ...............
8 .31  5 .60  6 .86  4 .15  ( 2 .69 )
Distributions from net investment income
(c)
...................... ( 1 .50 ) ( 1 .54 ) ( 1 .43 ) ( 1 .09 ) ( 1 .46 )
Net asset value, end of year ..............................
$ 48.26  $ 41.45  $ 37.39  $ 31.96  $ 28.90
Total Return
(d)
Based on net asset value .................................
20.41% 15.49% 22.02% 14.46% ( 8 .50 ) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
2 .95% 3 .26% 3 .51% 3 .54% 3 .90%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,788,490  $ 2,897,299  $ 3,256,724  $ 2,697,754  $ 3,299,842
Portfolio turnover rate
(f)
...................................
6% 5% 10% 6% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

45
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI United Kingdom Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 40.25  $ 38.96  $ 32.83  $ 30.48  $ 50.22
Net investment income
(a)
................................ 1 .18  1 .14  0 .98  0 .90  0 .92
Net realized and unrealized gain (loss)
(b)
......................
5 .73  1 .68  6 .21  2 .00  (18.83)
Net increase (decrease) from investment operations ...............
6 .91  2 .82  7 .19  2 .90  (17.91)
Distributions from net investment income
(c)
...................... ( 1 .36 ) ( 1 .53 ) ( 1 .06 ) ( 0 .55 ) ( 1 .83 )
Net asset value, end of year ..............................
$ 45.80  $ 40.25  $ 38.96  $ 32.83  $ 30.48
Total Return
(d)
Based on net asset value .................................
17.54% 7 .54% 22.34% 9 .55% (36.56) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .59% 0 .59% 0 .59% 0 .59% 0 .59%
Net investment income ...................................
2 .79% 3 .04% 2 .86% 2 .84% 2 .23%
Supplemental Data
Net assets, end of year (000) ...............................
$ 43,506  $ 40,249  $ 62,338  $ 44,315  $ 47,240
Portfolio turnover rate
(f)
...................................
30% 26% 13% 22% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
46
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
MSCI Denmark ............................................................................................................. Non-diversified
MSCI Finland ............................................................................................................... Non-diversified
MSCI Ireland ............................................................................................................... Non-diversified
MSCI Kuwait ............................................................................................................... Non-diversified
MSCI New Zealand .......................................................................................................... Non-diversified
MSCI Norway .............................................................................................................. Non-diversified
MSCI United Kingdom ........................................................................................................ Non-diversified
MSCI United Kingdom Small-Cap ................................................................................................ Diversified

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
(continued)
48
2026
iShares Annual Financial Statements and Additional Information
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Denmark
BofA Securities, Inc. .............................................. $ 1,047,533 $ (1,047,533) $ — $ —
Goldman Sachs & Co. LLC ......................................... 2,031,229 (2,031,229) — —
Morgan Stanley ................................................. 3,085,807 (3,085,807) — —
$ 6,164,569 $ (6,164,569)
$ —
$ —
a
MSCI Finland
Barclays Capital, Inc. ............................................. 117,849 (117,849) — —
BNP Paribas SA ................................................. 109,467 (109,467) — —
BofA Securities, Inc. .............................................. 342 (342) — —
Citigroup Global Markets, Inc. ........................................ 110,345 (110,345) — —
Goldman Sachs & Co. LLC ......................................... 267,094 (267,094) — —
J.P. Morgan Securities LLC ......................................... 20,382 (20,382) — —
Morgan Stanley ................................................. 394,591 (394,591) — —
UBS AG ...................................................... 312,784 (312,784) — —
$ 1,332,854 $ (1,332,854)
$ —
$ —
a
MSCI Ireland
Wells Fargo Bank NA ............................................. 263,984 (263,984) — —
$ 263,984 $ (263,984)
$ —
$ —
a
MSCI New Zealand
BNP Paribas SA ................................................. 274,223 (274,223) — —
BofA Securities, Inc. .............................................. 92,374 (92,374) — —

Notes to Financial Statements
( continued)
49
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter (“OTC”)
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Macquarie Bank Ltd. .............................................. $ 29,997 $ (29,997) $ — $ —
$ 396,594 $ (396,594)
$ —
$ —
a
MSCI Norway
Citigroup Global Markets, Inc. ........................................ 187,898 (187,898) — —
Goldman Sachs & Co. LLC ......................................... 127,882 (127,882) — —
$ 315,780 $ (315,780)
$ —
$ —
a
MSCI United Kingdom Small-Cap
Morgan Stanley ................................................. 69,171 (69,171) — —
$ 69,171 $ (69,171)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
50
2026
iShares Annual Financial Statements and Additional Information
to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each of the iShares MSCI Ireland, iShares MSCI New Zealand and iShares MSCI United Kingdom ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
iShares ETF Investment Advisory Fees
MSCI Denmark . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53%
MSCI Finland . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53
MSCI Kuwait . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.74
MSCI Norway . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53
MSCI United Kingdom Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
In excess of $7 billion, but not exceeding $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $11 billion, but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
In excess of $24 billion, but not exceeding $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
In excess of $48 billion, but not exceeding $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
In excess of $72 billion, but not exceeding $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
In excess of $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32

Notes to Financial Statements
( continued)
51
Notes to Financial Statements
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Denmark ETF, iShares MSCI Kuwait ETF, iShares
MSCI New Zealand ETF, iShares MSCI Norway ETF and iShares MSCI United Kingdom ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
MSCI Denmark ............................................................................................................ $ 21,932
MSCI Finland .............................................................................................................. 5,324
MSCI Ireland .............................................................................................................. 952
MSCI New Zealand ......................................................................................................... 4,263
MSCI Norway ............................................................................................................. 1,211
MSCI United Kingdom ....................................................................................................... 3,158
MSCI United Kingdom Small-Cap ............................................................................................... 2,758
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Denmark .........................................................................
$ 9,124,945 $ 5,098,918 $ (2,145,182)
MSCI Finland ...........................................................................
5,539,183 4,828,636 58,681
MSCI Ireland ...........................................................................
3,448,166 5,959,910 (509,208)
MSCI New Zealand ......................................................................
— 2,858,157 (106,000)
MSCI Norway ..........................................................................
704,019 581,373 (40,142)
MSCI United Kingdom ....................................................................
38,156,393 25,570,651 (25,034,708)
MSCI United Kingdom Small-Cap ............................................................
3,782,255 1,322,708 409,141

Notes to Financial Statements
(continued)
52
2026
iShares Annual Financial Statements and Additional Information
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
MSCI Denmark ......................................................................................... $ 19,794,937  $ 29,407,036
MSCI Finland ........................................................................................... 15,156,164  13,702,764
MSCI Ireland ........................................................................................... 41,635,876  40,585,441
MSCI Kuwait ........................................................................................... 17,620,860  33,323,339
MSCI New Zealand ...................................................................................... 12,565,078  12,450,746
MSCI Norway .......................................................................................... 11,118,473  7,758,473
MSCI United Kingdom .................................................................................... 252,136,444  180,552,807
MSCI United Kingdom Small-Cap ............................................................................ 10,960,784  11,458,045
iShares ETF In-kind Purchases In-kind Sales
MSCI Denmark ......................................................................................... $ 27,890,481  $ 33,321,845
MSCI Finland ........................................................................................... 228,167,963  4,528,830
MSCI Ireland ........................................................................................... 28,241,924  24,875,618
MSCI New Zealand ...................................................................................... 47,966,929  40,313,100
MSCI Norway .......................................................................................... 146,746,240  115,594,094
MSCI United Kingdom .................................................................................... 855,920,324  535,576,265
MSCI United Kingdom Small-Cap ............................................................................ 4,135,651  6,439,694
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Denmark ......................................................................................... $ 8,118,615  $ (8,118,615)
MSCI Finland ........................................................................................... 1,047,047  (1,047,047)
MSCI Ireland ........................................................................................... 5,692,207  (5,692,207)
MSCI New Zealand ...................................................................................... 2,994,805  (2,994,805)
MSCI Norway .......................................................................................... 17,192,949  (17,192,949)
MSCI United Kingdom .................................................................................... 137,468,776  (137,468,776)
MSCI United Kingdom Small-Cap ............................................................................ 1,445,533  (1,445,533)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Denmark
Ordinary income ........................................................................................... $ 5,935,722 $ 4,090,885
MSCI Finland
Ordinary income ........................................................................................... $ 1,238,914 $ 1,028,861
MSCI Ireland
Ordinary income ........................................................................................... $ 1,983,818 $ 1,930,447

Notes to Financial Statements
( continued)
53
Notes to Financial Statements
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the iShares MSCI Kuwait ETF utilized $1,596,103 of its capital loss carryforwards.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Kuwait
Ordinary income ........................................................................................... $ 4,131,058 $ 2,774,730
MSCI New Zealand
Ordinary income ........................................................................................... $ 1,553,805 $ 1,803,827
MSCI Norway
Ordinary income ........................................................................................... $ 4,383,007 $ 1,567,328
MSCI United Kingdom
Ordinary income ........................................................................................... $ 105,048,655 $ 125,556,497
MSCI United Kingdom Small-Cap
Ordinary income ........................................................................................... $ 1,361,332 $ 1,781,720
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI Denmark ..............................
$ —  $ (8,877,231) $ (11,112,469) $ (16,517) $ (20,006,217)
MSCI Finland ................................
1,042,221  (9,063,361) 7,534,660  —  (486,480)
MSCI Ireland ................................
1,036,238  (6,654,266) 15,161,429  —  9,543,401
MSCI Kuwait ................................
327,100  (1,202,291) 12,805,169  —  11,929,978
MSCI New Zealand ...........................
325,222  (70,690,686) (4,915,516) —  (75,280,980)
MSCI Norway ...............................
773,849  (16,124,199) (1,410,803) —  (16,761,153)
MSCI United Kingdom .........................
29,309,630  (777,134,681) 523,995,641  —  (223,829,410)
MSCI United Kingdom Small-Cap .................
400,660  (22,997,128) 385,695  —  (22,210,773)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Denmark ....................................................... $ 208,598,181 $ 28,622,468 $ (39,872,676) $ (11,250,208)
MSCI Finland ......................................................... 255,633,991 20,735,632 (13,204,667) 7,530,965
MSCI Ireland ......................................................... 63,471,471 15,607,532 (450,912) 15,156,620
MSCI Kuwait ......................................................... 54,865,151 14,004,000 (1,197,089) 12,806,911
MSCI New Zealand .................................................... 89,277,734 6,102,919 (11,017,419) (4,914,500)
MSCI Norway ........................................................ 92,329,884 4,458,710 (5,874,816) (1,416,106)
MSCI United Kingdom .................................................. 3,230,385,489 681,991,798 (158,131,500) 523,860,298
MSCI United Kingdom Small-Cap .......................................... 43,084,184 7,225,734 (6,839,700) 386,034

Notes to Financial Statements
(continued)
54
2026
iShares Annual Financial Statements and Additional Information
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt

Notes to Financial Statements
( continued)
55
Notes to Financial Statements
could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Denmark
Shares sold ......................................................... 250,000  $ 28,538,221  200,000  $ 24,063,969
Shares redeemed ..................................................... (300,000) (33,881,964) (700,000) (78,598,350)
(50,000) $ (5,343,743) (500,000) $ (54,534,381)
MSCI Finland
Shares sold ......................................................... 4,200,000  $ 229,203,917  500,000  $ 18,886,736
Shares redeemed ..................................................... (100,000) (4,582,784) (550,000) (19,893,372)
4,100,000  $ 224,621,133  (50,000) $ (1,006,636)
MSCI Ireland
Shares sold ......................................................... 450,000  $ 33,829,789  —  $ —
Shares redeemed ..................................................... (400,000) (29,287,622) (800,000) (52,511,717)
50,000  $ 4,542,167  (800,000) $ (52,511,717)
MSCI Kuwait
Shares sold ......................................................... 150,000  $ 5,683,846  900,000  $ 31,770,177
Shares redeemed ..................................................... (500,000) (18,861,132) (550,000) (19,321,175)
(350,000) $ (13,177,286) 350,000  $ 12,449,002
MSCI New Zealand
Shares sold ......................................................... 1,050,000  $ 49,048,196  250,000  $ 12,367,442
Shares redeemed ..................................................... (900,000) (41,093,804) (450,000) (21,181,011)
150,000  $ 7,954,392  (200,000) $ (8,813,569)
MSCI Norway
Shares sold ......................................................... 4,250,000  $ 150,695,609  400,000  $ 10,641,140
Shares redeemed ..................................................... (3,250,000) (116,381,697) (150,000) (4,164,087)
1,000,000  $ 34,313,912  250,000  $ 6,477,053
MSCI United Kingdom
Shares sold ......................................................... 21,900,000  $ 1,008,186,634  9,400,000  $ 344,497,707
Shares redeemed ..................................................... (13,300,000) (601,932,374) (26,600,000) (1,006,391,818)
8,600,000  $ 406,254,260  (17,200,000) $ (661,894,111)
MSCI United Kingdom Small-Cap
Shares sold ......................................................... 100,000  $ 4,167,712  —  $ —
Shares redeemed ..................................................... (150,000) (6,500,473) (600,000) (21,444,045)
(50,000) $ (2,332,761) (600,000) $ (21,444,045)

Notes to Financial Statements
(continued)
56
2026
iShares Annual Financial Statements and Additional Information
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Finland ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying
Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of August 31, 2026 is $330,662 or $0.07 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The iShares MSCI Norway ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm
57
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31,
2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI Denmark ETF
iShares MSCI Finland ETF
iShares MSCI Ireland ETF
iShares MSCI Kuwait ETF
iShares MSCI New Zealand ETF
iShares MSCI Norway ETF
iShares MSCI United Kingdom ETF
iShares MSCI United Kingdom Small-Cap ETF

Important Tax Information
(unaudited)
58
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
MSCI Denmark ............................................................................................................. $ 5,258,529
MSCI Finland ............................................................................................................... 2,676,251
MSCI Ireland ............................................................................................................... 2,125,853
MSCI New Zealand .......................................................................................................... 2,134,060
MSCI Norway .............................................................................................................. 4,767,887
MSCI United Kingdom ........................................................................................................ 111,013,180
MSCI United Kingdom Small-Cap ................................................................................................ 1,108,075
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Denmark ...........................................................................................
$ 5,273,695 $ 769,074
MSCI Finland .............................................................................................
2,678,434 —
MSCI Ireland .............................................................................................
2,215,750 22,578
MSCI Kuwait .............................................................................................
2,278,806 —
MSCI New Zealand ........................................................................................
2,355,421 280,496
MSCI Norway ............................................................................................
5,372,403 —
MSCI United Kingdom ......................................................................................
110,375,140 140,418
MSCI United Kingdom Small-Cap ..............................................................................
1,444,866 33,747
iShares ETF
Federal Obligation
Interest
MSCI Denmark ............................................................................................................. $ 1,446
MSCI Finland ............................................................................................................... 713
MSCI Ireland ............................................................................................................... 1,305
MSCI Kuwait ............................................................................................................... 2,838
MSCI New Zealand .......................................................................................................... 601
MSCI Norway .............................................................................................................. 1,709
MSCI United Kingdom ........................................................................................................ 29,704
MSCI United Kingdom Small-Cap ................................................................................................ 382
iShares ETF
Dividends-Received
Deduction
MSCI United Kingdom ........................................................................................................ 0.41%
MSCI United Kingdom Small-Cap ................................................................................................ 0.22
iShares ETF Interest Dividends
MSCI Denmark ............................................................................................................. $ 3,061
MSCI Finland ............................................................................................................... 1,510
MSCI Ireland ............................................................................................................... 2,762
MSCI Kuwait ............................................................................................................... 6,008
MSCI New Zealand .......................................................................................................... 1,273
MSCI Norway .............................................................................................................. 3,617
MSCI United Kingdom ........................................................................................................ 62,887
MSCI United Kingdom Small-Cap ................................................................................................ 809

59
Important Tax Information
Important Tax Information
(unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Interest-Related
Dividends
MSCI Denmark ............................................................................................................. $ 3,067
MSCI Finland ............................................................................................................... 1,512
MSCI Ireland ............................................................................................................... 2,767
MSCI Kuwait ............................................................................................................... 6,018
MSCI New Zealand .......................................................................................................... 1,275
MSCI Norway .............................................................................................................. 3,624
MSCI United Kingdom ........................................................................................................ 63,000
MSCI United Kingdom Small-Cap ................................................................................................ 810

Additional Information
60
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI United
Kingdom ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI United Kingdom ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”)
investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)
61
Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
62
2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Denmark ETF, iShares MSCI Norway ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
63
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
(continued)
64
2026
iShares Annual Financial Statements and Additional Information
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Finland ETF, iShares MSCI Kuwait ETF, iShares MSCI United Kingdom Small-Cap ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard,

Board Review and Approval of Investment Advisory Contract
( continued)
65
Board Review and Approval of Investment Advisory Contract
the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio

Board Review and Approval of Investment Advisory Contract
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2026
iShares Annual Financial Statements and Additional Information
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Ireland ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
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67
Board Review and Approval of Investment Advisory Contract
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment

Board Review and Approval of Investment Advisory Contract
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68
2026
iShares Annual Financial Statements and Additional Information
vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI New Zealand ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund

Board Review and Approval of Investment Advisory Contract
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69
Board Review and Approval of Investment Advisory Contract
invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.

Board Review and Approval of Investment Advisory Contract
(continued)
70
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI United Kingdom ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

Board Review and Approval of Investment Advisory Contract
( continued)
71
Board Review and Approval of Investment Advisory Contract
extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs

Board Review and Approval of Investment Advisory Contract
(continued)
72
2026
iShares Annual Financial Statements and Additional Information
in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
73
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
CDI CREST Depository Interest
CVR Contingent Value Rights
1D ESTR EUR - 1D Euro Short Term Rate
IFA Industrial Finance Authority
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI Emerging Markets Quality Factor ETF | EQLT | Cboe BZX Exchange
iShares MSCI Emerging Markets Value Factor ETF | EVLU | Cboe BZX Exchange
iShares MSCI Global Quality Factor ETF | AQLT | Cboe BZX Exchange
iShares MSCI USA Small-Cap Quality Factor ETF | SQLT | Cboe BZX Exchange

Page
2

iShares
®
MSCI Emerging Markets Quality Factor ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  5 .0%
Ambev SA ............................. 6,652 $ 19,295
Axia Energia SA ......................... 1,609 16,495
B3 SA - Brasil Bolsa Balcao .................. 20,894 65,405
BB Seguridade Participacoes SA .............. 2,659 20,732
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 10,806 52,721
Engie Brasil Energia SA .................... 1,097 6,220
Localiza Rent a Car SA ..................... 3,076 20,819
NU Holdings Ltd. , Class A
(a)
.................. 13,421 195,276
Raia Drogasil SA ......................... 1,436 5,432
Telefonica Brasil SA ....................... 1,398 8,054
Ultrapar Participacoes SA ................... 1,444 9,704
Vale SA ............................... 9,339 140,313
Vibra Energia SA ......................... 1,411 9,373
WEG SA .............................. 5,748 55,632
625,471
a
Chile  —  0 .3%
Banco de Chile .......................... 55,091 11,363
Empresas Copec SA ...................... 796 5,646
Enel Chile SA ........................... 132,454 11,353
Falabella SA ............................ 1,665 11,025
39,387
a
China  —  25 .3%
3SBio, Inc.
(a) (b)
........................... 4,000 8,208
AAC Technologies Holdings, Inc. .............. 8,000 45,274
Alibaba Group Holding Ltd. .................. 24,100 344,504
Anhui Conch Cement Co. Ltd. , Class A .......... 1,300 3,414
Anhui Conch Cement Co. Ltd. , Class H .......... 3,000 6,479
Anker Innovations Technology Co. Ltd. , Class A .... 600 11,226
ANTA Sports Products Ltd. .................. 3,600 35,582
Beijing Kingsoft Office Software, Inc. , Class A ...... 669 24,823
China Hongqiao Group Ltd. .................. 4,000 11,603
China Life Insurance Co. Ltd. , Class H .......... 20,000 76,945
China Merchants Bank Co. Ltd. , Class A ......... 1,400 8,359
China Merchants Bank Co. Ltd. , Class H ......... 6,500 42,145
China Merchants Port Holdings Co. Ltd. ......... 4,000 8,199
China Overseas Land & Investment Ltd. ......... 4,000 6,372
China Pacific Insurance Group Co. Ltd. , Class A .... 1,600 7,608
China Pacific Insurance Group Co. Ltd. , Class H .... 6,800 26,163
China Resources Beer Holdings Co. Ltd. ......... 1,500 3,689
China Resources Gas Group Ltd. .............. 3,100 6,751
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,600 7,962
China Shenhua Energy Co. Ltd. , Class H ......... 7,500 44,297
China Tourism Group Duty Free Corp. Ltd. , Class A .. 300 2,342
China Yangtze Power Co. Ltd. , Class A .......... 3,200 13,380
Chow Tai Fook Jewellery Group Ltd. ............ 5,200 8,561
CMOC Group Ltd. , Class H .................. 6,000 12,784
Contemporary Amperex Technology Co. Ltd. , Class A 600 32,431
Contemporary Amperex Technology Co. Ltd. , Class H 100 7,604
CSPC Pharmaceutical Group Ltd. .............. 12,000 14,102
East Money Information Co. Ltd. , Class A ......... 3,900 11,246
ENN Energy Holdings Ltd. ................... 2,000 12,653
Eoptolink Technology, Inc. Ltd. , Class A .......... 1,680 100,675
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 1,200 6,005
Foxconn Industrial Internet Co. Ltd. , Class A ....... 13,300 128,395
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 2,000 13,985
Geely Automobile Holdings Ltd. ............... 8,000 17,914
Giant Biogene Holding Co. Ltd.
(b)
.............. 1,200 3,937
Guangdong Investment Ltd. .................. 6,000 6,769
Haier Smart Home Co. Ltd. , Class A ............ 2,400 6,550
Haitian International Holdings Ltd. ............. 3,000 6,906
Security Shares Value
a
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 4,000 $ 17,970
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 500 1,971
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 600 4,114
Kuaishou Technology , Class B
(b)
............... 5,800 24,684
Kunlun Energy Co. Ltd. ..................... 8,000 7,897
Kweichow Moutai Co. Ltd. , Class A ............. 300 58,030
Lenovo Group Ltd. ........................ 152,000 582,358
Li Ning Co. Ltd. .......................... 3,000 5,201
Longfor Group Holdings Ltd.
(b) (c)
............... 3,000 2,399
Luzhou Laojiao Co. Ltd. , Class A .............. 500 5,731
Midea Group Co. Ltd. , Class H ................ 500 6,452
NetEase, Inc. ........................... 3,900 95,041
New China Life Insurance Co. Ltd. , Class H ....... 1,300 7,671
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 6,800 37,153
PDD Holdings, Inc. , ADR
(a)
.................. 1,232 103,488
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 15,000 10,912
PICC Property & Casualty Co. Ltd. , Class H ....... 18,000 38,987
Pop Mart International Group Ltd.
(b) (c)
............ 2,000 39,699
SF Holding Co. Ltd. , Class A ................. 1,100 5,205
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 400 6,952
Shengyi Technology Co. Ltd. , Class A ........... 1,600 36,429
Shennan Circuits Co. Ltd. , Class A ............. 700 38,367
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 500 12,309
Shenzhou International Group Holdings Ltd. ....... 1,000 4,462
Smoore International Holdings Ltd.
(b)
............ 3,000 4,021
Sungrow Power Supply Co. Ltd. , Class A ......... 200 2,720
Suzhou TFC Optical Communication Co. Ltd. , Class A 1,260 49,479
Tencent Holdings Ltd. ...................... 7,100 407,790
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 500 18,054
Vipshop Holdings Ltd. , ADR .................. 970 12,707
Wanhua Chemical Group Co. Ltd. , Class A ........ 700 7,942
Want Want China Holdings Ltd. ............... 16,000 6,277
Wuliangye Yibin Co. Ltd. , Class A .............. 700 7,423
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 2,000 37,103
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 1,000 24,083
Yadea Group Holdings Ltd.
(b)
................. 4,000 4,776
Yum China Holdings, Inc. ................... 515 23,047
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 300 5,454
Zhongji Innolight Co. Ltd. , Class A ............. 1,400 177,976
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 800 3,218
Zijin Mining Group Co. Ltd. , Class A ............ 900 4,508
Zijin Mining Group Co. Ltd. , Class H ............ 14,000 65,280
ZTO Express Cayman, Inc. .................. 900 19,115
3,170,297
a
Greece  —  0 .8%
Allwyn AG .............................. 544 8,528
Eurobank SA ............................ 3,270 17,345
Hellenic Telecommunications Organization SA ..... 572 13,127
JUMBO SA ............................. 498 15,009
National Bank of Greece SA ................. 2,482 48,507
102,516
a
Hong Kong  —  0 .1%
Zijin Gold International Co. Ltd. ............... 600 11,560
a
India  —  16 .2%
ABB India Ltd. ........................... 152 12,182
Adani Power Ltd.
(a)
........................ 5,955 12,374
Ambuja Cements Ltd. ...................... 650 2,735
APL Apollo Tubes Ltd.
(a)
.................... 472 11,007
Asian Paints Ltd. ......................... 331 9,200

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Astral Ltd. .............................. 8 $ 128
AU Small Finance Bank Ltd.
(b)
................ 1,120 12,767
Bajaj Auto Ltd. ........................... 145 18,477
Bajaj Holdings & Investment Ltd. .............. 88 10,752
Bharat Electronics Ltd. ..................... 5,273 22,934
Britannia Industries Ltd. .................... 228 12,565
CG Power & Industrial Solutions Ltd. ............ 892 8,574
Cipla Ltd. .............................. 986 14,578
Coal India Ltd. ........................... 3,036 12,805
Colgate-Palmolive India Ltd. ................. 479 9,543
Cummins India Ltd. ....................... 195 10,443
Dabur India Ltd. .......................... 1,055 4,219
Divi's Laboratories Ltd. ..................... 240 23,846
Dixon Technologies India Ltd. ................ 92 14,322
DLF Ltd. ............................... 1,320 9,564
Dr Reddy's Laboratories Ltd. ................. 1,409 17,163
Eicher Motors Ltd. ........................ 213 17,786
GAIL India Ltd. .......................... 7,512 13,989
Havells India Ltd. ......................... 606 7,912
HCL Technologies Ltd. ..................... 8,865 121,892
HDFC Asset Management Co. Ltd.
(b)
............ 456 12,536
HDFC Life Insurance Co. Ltd.
(b)
............... 1,893 10,791
Hero MotoCorp Ltd. ....................... 230 13,148
Hindustan Aeronautics Ltd. .................. 325 16,383
Hindustan Unilever Ltd. ..................... 1,220 25,187
ICICI Bank Ltd. .......................... 5,977 91,045
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 680 11,182
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 1,692 9,180
Indus Towers Ltd. ......................... 2,675 10,914
IndusInd Bank Ltd. ........................ 608 6,482
Infosys Ltd. ............................. 38,809 462,121
ITC Ltd. ............................... 5,661 15,179
Kotak Mahindra Bank Ltd. ................... 8,379 36,848
LTM Ltd.
(b)
............................. 538 25,608
Mankind Pharma Ltd.
(a)
..................... 312 7,920
Marico Ltd. ............................. 1,952 16,798
Maruti Suzuki India Ltd. .................... 136 19,351
Mphasis Ltd. ............................ 930 23,670
Nestle India Ltd. ......................... 1,203 18,898
NMDC Ltd. ............................. 10,270 9,501
Oracle Financial Services Software Ltd. .......... 265 34,866
Page Industries Ltd. ....................... 27 10,145
Persistent Systems Ltd. .................... 984 57,687
Petronet LNG Ltd. ........................ 2,049 6,457
PI Industries Ltd. ......................... 255 6,345
Pidilite Industries Ltd. ...................... 655 11,603
Polycab India Ltd. ........................ 146 14,470
Power Grid Corp. of India Ltd. ................ 7,421 20,537
Reliance Industries Ltd. .................... 4,449 59,617
SBI Life Insurance Co. Ltd.
(b)
................. 998 18,228
Siemens Ltd. ............................ 194 8,199
Solar Industries India Ltd. ................... 80 16,888
SRF Ltd. .............................. 117 3,143
Sun Pharmaceutical Industries Ltd. ............. 1,427 29,715
Supreme Industries Ltd. .................... 176 6,573
Suzlon Energy Ltd.
(a)
...................... 17,762 8,852
Tata Consultancy Services Ltd. ............... 12,523 315,024
Tech Mahindra Ltd. ....................... 2,178 37,177
Titan Co. Ltd. ........................... 436 23,327
Torrent Pharmaceuticals Ltd. ................. 233 12,402
Trent Ltd. .............................. 426 12,868
Tube Investments of India Ltd. ................ 122 3,558
UltraTech Cement Ltd. ..................... 115 13,811
Vedanta Aluminium Metal Ltd. ................ 3,853 17,615
Security Shares Value
a
India (continued)
Vedanta Ltd. ............................ 3,619 $ 10,571
Wipro Ltd. .............................. 8,345 16,151
Zydus Lifesciences Ltd. .................... 695 8,472
2,038,800
a
Indonesia  —  1 .1%
Bank Central Asia Tbk PT ................... 252,300 92,101
Bank Mandiri Persero Tbk PT ................ 87,100 20,784
Bank Rakyat Indonesia Persero Tbk PT .......... 155,400 28,503
141,388
a
Kuwait  —  0 .3%
National Bank of Kuwait SAKP ................ 15,372 43,462
a
Malaysia  —  1 .1%
AMMB Holdings Bhd ...................... 6,400 10,958
CELCOMDIGI Bhd ........................ 3,900 2,729
Hong Leong Bank Bhd ..................... 2,200 12,831
Malayan Banking Bhd ...................... 6,300 16,695
Maxis Bhd ............................. 7,200 6,666
MISC Bhd .............................. 2,100 4,131
Petronas Chemicals Group Bhd ............... 4,800 5,078
Petronas Gas Bhd ........................ 2,900 12,707
Press Metal Aluminium Holdings Bhd ........... 10,100 20,062
Public Bank Bhd ......................... 36,800 45,203
137,060
a
Mexico  —  2 .3%
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 1,086 13,453
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
1,108 22,831
Grupo Aeroportuario del Sureste SAB de CV , Class B 592 15,188
Grupo Carso SAB de CV , Series A1 ............ 949 7,797
Grupo Financiero Banorte SAB de CV , Class O .... 6,632 75,098
Grupo Financiero Inbursa SAB de CV , Series O .... 6,037 15,699
Grupo Mexico SAB de CV , Series B ............ 6,497 89,303
Kimberly-Clark de Mexico SAB de CV , Class A ..... 2,428 5,703
Promotora y Operadora de Infraestructura SAB de CV 644 9,928
Wal-Mart de Mexico SAB de CV ............... 14,418 39,929
294,929
a
Peru  —  0 .5%
Southern Copper Corp. ..................... 309 64,541
a
Philippines  —  0 .3%
Bank of the Philippine Islands ................ 4,800 7,701
BDO Unibank, Inc. ........................ 5,591 10,392
Manila Electric Co. ........................ 1,300 9,615
PLDT, Inc. ............................. 55 996
SM Prime Holdings, Inc. .................... 17,000 4,869
33,573
a
Poland  —  1 .5%
Bank Polska Kasa Opieki SA ................. 440 30,622
CD Projekt Red SA
(a)
...................... 173 10,865
Erste Bank Polska SA ...................... 88 17,007
mBank SA
(a)
............................ 52 19,024
Powszechna Kasa Oszczednosci Bank Polski SA ... 3,018 92,283
Powszechny Zaklad Ubezpieczen SA ........... 1,279 25,442
195,243
a
Qatar  —  0 .3%
Industries Qatar QSC ...................... 2,057 5,637
Nebras Energy .......................... 1,546 5,772
Qatar Islamic Bank QPSC ................... 3,660 21,778
33,187
a

iShares
®
MSCI Emerging Markets Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Saudi Arabia  —  4 .4%
Al Rajhi Bank ........................... 7,882 $ 140,465
Arab National Bank ....................... 1,977 11,753
Bank AlBilad ............................ 1,782 12,351
Bupa Arabia for Cooperative Insurance Co. ....... 332 13,684
Co. for Cooperative Insurance (The) ............ 248 8,972
Dr Sulaiman Al Habib Medical Services Group Co. .. 286 17,741
Elm Co. ............................... 486 82,389
Jarir Marketing Co. ........................ 2,183 10,038
SABIC Agri-Nutrients Co. ................... 503 17,499
Saudi Arabian Oil Co.
(b)
..................... 20,509 141,504
Saudi Awwal Bank ........................ 2,343 21,240
Saudi Telecom Co. ........................ 5,852 69,702
547,338
a
South Africa  —  6 .0%
Anglogold Ashanti PLC ..................... 1,599 179,609
Capitec Ltd. ............................ 464 134,079
Clicks Group Ltd. ......................... 1,057 13,029
Discovery Ltd. ........................... 1,131 18,139
FirstRand Ltd. ........................... 17,806 105,401
Gold Fields Ltd. .......................... 2,833 131,578
Harmony Gold Mining Co. Ltd. ................ 1,729 33,905
NEPI Rockcastle N.V.
(a)
..................... 680 6,419
OUTsurance Group Ltd. .................... 2,771 15,048
Sanlam Ltd. ............................ 5,777 31,088
Standard Bank Group Ltd. ................... 4,233 83,396
751,691
a
South Korea  —  15 .6%
APR Corp. ............................. 238 80,594
DB Insurance Co. Ltd. ..................... 396 52,249
Hankook Tire & Technology Co. Ltd. ............ 338 16,408
Hanmi Semiconductor Co. Ltd. ................ 642 102,443
Hanwha Ocean Co. Ltd.
(a)
................... 499 31,950
HD Hyundai Electric Co. Ltd. ................. 175 99,275
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 174 44,149
Hyundai Glovis Co. Ltd. .................... 294 44,380
Hyundai Mobis Co. Ltd. ..................... 265 87,470
Hyundai Rotem Co. Ltd. .................... 561 55,623
Kia Corp. .............................. 1,049 100,062
Krafton, Inc.
(a)
........................... 239 39,556
LG Corp. .............................. 247 21,457
LIG Defense&Aerospace Co. Ltd. .............. 94 47,557
LS Electric Co. Ltd. ....................... 289 43,491
Samsung Biologics Co. Ltd.
(a) (b)
............... 140 155,211
Samsung C&T Corp. ...................... 309 84,077
Samsung Fire & Marine Insurance Co. Ltd. ....... 247 119,557
Samsung Life Insurance Co. Ltd. .............. 348 77,351
Samsung SDS Co. Ltd. ..................... 72 12,576
Samyang Foods Co. Ltd. .................... 40 44,773
SK hynix, Inc. ........................... 492 595,461
1,955,670
a
Taiwan  —  9 .9%
Accton Technology Corp. ................... 7,000 448,158
ASPEED Technology, Inc. ................... 683 345,595
King Slide Works Co. Ltd. ................... 1,000 446,637
1,240,390
a
Thailand  —  2 .8%
Advanced Info Service PCL , NVDR ............. 1,600 17,112
Bangkok Dusit Medical Services PCL , NVDR ...... 19,500 11,517
Bumrungrad Hospital PCL , NVDR ............. 1,900 10,964
Delta Electronics Thailand PCL , NVDR .......... 35,100 262,666
Gulf Development PCL , Class R , NVDR ......... 7,500 14,301
Security Shares Value
a
Thailand (continued)
SCB X PCL , NVDR ....................... 4,100 $ 18,658
Siam Cement PCL (The) , NVDR ............... 1,400 11,002
346,220
a
Turkey  —  0 .3%
Akbank TAS ............................ 3,673 5,457
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 1,548 12,390
BIM Birlesik Magazalar A.S. .................. 1,068 8,969
Turkcell Iletisim Hizmetleri A.S. ................ 2,598 5,133
Turkiye Is Bankasi A.S. , Class C ............... 13,094 3,425
35,374
a
United Arab Emirates  —  1 .7%
Abu Dhabi Islamic Bank PJSC ................ 5,735 35,674
ADNOC Drilling Co. PJSC ................... 9,477 14,864
Adnoc Gas PLC .......................... 12,303 10,884
Aldar Properties PJSC ..................... 9,359 19,483
Dubai Islamic Bank PJSC ................... 6,379 12,471
Emaar Development PJSC .................. 2,994 10,362
Emaar Properties PJSC .................... 23,584 68,650
Emirates NBD Bank PJSC ................... 5,801 47,404
219,792
a
Total Common Stocks — 95.8%
(Cost: $ 10,017,087 ) ................................. 12,027,889
a
Preferred Stocks
Brazil  —  1 .9%
Axia Energia SA , Class C, Preference Shares
(a)
.... 391 4,010
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 6,584 13,596
Gerdau SA , Preference Shares , NVS ........... 2,280 10,446
Itausa SA , Preference Shares , NVS ............ 33,089 83,656
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 14,352 124,697
236,405
a
Colombia  —  0 .2%
Grupo Cibest SA , Preference Shares ........... 1,055 24,011
a
Total Preferred Stocks — 2.1%
(Cost: $ 231,748 ) ................................... 260,416
a
Total Long-Term Investments — 97.9%
(Cost: $ 10,248,835 ) ................................. 12,288,305
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 148,048 148,092
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 24,292 24,292
a
Total Short-Term Securities — 1.4%
(Cost: $ 172,373 ) ................................... 172,384
Total Investments —  99.3%
(Cost: $ 10,421,208 ) ................................. 12,460,689
Other Assets Less Liabilities — 0 .7% ...................... 86,054
Net Assets — 100.0% ................................. $ 12,546,743

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Quality Factor ETF
6
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,600 $ 138,481
(a)
$ — $ — $ 11 $ 148,092 148,048 $ 1,826
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 24,292
(a)
— — — 24,292 24,292 250 —
$ — $ — $ 11
$ 172,384
$ 2,076 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 5 09/18/26 $ 74 $ (172)
STOXX Europe 600 Index ............................................................... 5 09/18/26 189 222
$ 50
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 222 $ — $ — $ — $ 222
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 172 $ — $ — $ — $ 172
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Emerging Markets Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
7
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (290) $ — $ — $ — $ (290)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 50 $ — $ — $ — $ 50
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 105,986
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,582,707 $ 10,445,182 $ — $ 12,027,889
Preferred Stocks .......................................... 260,416 — — 260,416
Short-Term Securities
Money Market Funds ....................................... 172,384 — — 172,384
$ 2,015,507 $ 10,445,182 $ — $ 12,460,689
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 222 $ — $ — $ 222
Liabilities
Equity Contracts ............................................ (172) — — (172)
$ 50 $ — $ — $ 50
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  2 .8%
Axia Energia SA ......................... 1,451 $ 14,875
Banco do Brasil SA ....................... 8,108 32,454
JBS N.V. , Class A ........................ 3,490 46,906
Petroleo Brasileiro SA - Petrobras .............. 15,411 149,573
Suzano SA ............................. 1,221 10,675
Vale SA ............................... 16,211 243,561
498,044
a
Chile  —  0 .4%
Cencosud SA ........................... 7,430 15,571
Empresas Copec SA ...................... 2,240 15,888
Enel Chile SA ........................... 238,564 20,449
Falabella SA ............................ 3,404 22,539
74,447
a
China  —  23 .3%
3SBio, Inc.
(a) (b)
........................... 9,500 19,495
AAC Technologies Holdings, Inc. .............. 2,000 11,318
Agricultural Bank of China Ltd. , Class A .......... 8,000 8,243
Agricultural Bank of China Ltd. , Class H .......... 102,000 82,391
Anhui Conch Cement Co. Ltd. , Class H .......... 5,500 11,879
Baidu, Inc. , Class A
(a)
...................... 12,750 152,490
Bank of China Ltd. , Class H .................. 332,000 249,193
Bank of Communications Co. Ltd. , Class A ........ 14,900 16,057
Bank of Communications Co. Ltd. , Class H ....... 25,000 24,832
Beijing Enterprises Holdings Ltd. .............. 4,000 16,482
BYD Electronic International Co. Ltd. ............ 6,000 20,607
China CITIC Bank Corp. Ltd. , Class H ........... 45,000 47,922
China Coal Energy Co. Ltd. , Class H ............ 15,000 23,250
China Construction Bank Corp. , Class H ......... 411,000 496,829
China Feihe Ltd.
(b)
........................ 35,000 12,523
China Galaxy Securities Co. Ltd. , Class H ........ 9,000 9,021
China Gas Holdings Ltd. .................... 24,600 17,760
China Hongqiao Group Ltd. .................. 8,000 23,206
China Life Insurance Co. Ltd. , Class H .......... 47,000 180,820
China Longyuan Power Group Corp. Ltd. , Class H .. 15,000 10,383
China Mengniu Dairy Co. Ltd. ................ 15,000 34,612
China Merchants Bank Co. Ltd. , Class A ......... 8,500 50,752
China Merchants Bank Co. Ltd. , Class H ......... 22,000 142,643
China Merchants Port Holdings Co. Ltd. ......... 8,000 16,398
China Minsheng Banking Corp. Ltd. , Class A ...... 14,100 7,408
China Minsheng Banking Corp. Ltd. , Class H ...... 31,500 13,967
China National Building Material Co. Ltd. , Class H ... 14,000 6,416
China Overseas Land & Investment Ltd. ......... 8,500 13,541
China Pacific Insurance Group Co. Ltd. , Class H .... 12,600 48,479
China Petroleum & Chemical Corp. , Class H ...... 34,000 20,716
China Railway Group Ltd. , Class A ............. 13,300 8,666
China Railway Group Ltd. , Class H ............. 35,000 15,354
China Resources Beer Holdings Co. Ltd. ......... 8,500 20,907
China Resources Power Holdings Co. Ltd. ........ 8,000 19,113
China State Construction Engineering Corp. Ltd. , Class
A .................................. 19,600 12,630
China Tower Corp. Ltd. , Class H
(b)
.............. 39,400 45,805
China United Network Communications Ltd. , Class A . 18,900 12,094
CITIC Ltd. .............................. 61,000 102,058
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 9,900 25,047
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 26,500 58,161
CRRC Corp. Ltd. , Class H ................... 35,000 23,829
CSPC Pharmaceutical Group Ltd. .............. 42,000 49,356
Geely Automobile Holdings Ltd. ............... 25,000 55,981
Great Wall Motor Co. Ltd. , Class H ............. 17,500 17,615
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 9,200 17,815
Haier Smart Home Co. Ltd. , Class A ............ 14,000 38,207
Security Shares Value
a
China (continued)
Haitian International Holdings Ltd. ............. 5,000 $ 11,510
Hengan International Group Co. Ltd. ............ 3,500 9,854
Huaneng Power International, Inc. , Class H ....... 20,000 14,087
Huayu Automotive Systems Co. Ltd. , Class A ...... 3,200 7,355
Industrial & Commercial Bank of China Ltd. , Class A . 8,900 10,693
Industrial & Commercial Bank of China Ltd. , Class H . 308,000 296,648
Industrial Bank Co. Ltd. , Class A ............... 4,200 10,964
JD.com, Inc. , Class A ...................... 13,700 193,714
Kunlun Energy Co. Ltd. ..................... 16,000 15,795
Lenovo Group Ltd. ........................ 58,000 222,216
Li Ning Co. Ltd. .......................... 14,000 24,272
New China Life Insurance Co. Ltd. , Class H ....... 4,500 26,552
Orient Overseas International Ltd. ............. 1,000 20,003
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 42,000 30,553
Ping An Insurance Group Co. of China Ltd. , Class H . 32,500 233,108
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 65,000 43,888
SAIC Motor Corp. Ltd. , Class A ............... 4,000 6,186
Shanghai Pudong Development Bank Co. Ltd. , Class A 7,000 9,544
Sinopharm Group Co. Ltd. , Class H ............ 6,800 13,399
Sinotruk Hong Kong Ltd. .................... 5,500 28,158
Sunny Optical Technology Group Co. Ltd. ........ 3,500 31,634
Tencent Music Entertainment Group , ADR ........ 6,625 54,789
Tingyi Cayman Islands Holding Corp. ........... 10,000 16,250
Tsingtao Brewery Co. Ltd. , Class H ............. 2,000 10,378
Vipshop Holdings Ltd. , ADR .................. 3,278 42,942
Want Want China Holdings Ltd. ............... 17,000 6,669
Wens Foodstuff Group Co. Ltd. , Class A ......... 3,700 7,859
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 111,000 389,655
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 3,500 14,079
ZTE Corp. , Class H
(c)
...................... 4,600 13,925
4,128,950
a
Czech Republic  —  0 .2%
Komercni Banka A.S. ...................... 747 38,172
a
Greece  —  0 .6%
Alpha Bank SA .......................... 7,015 37,206
Hellenic Telecommunications Organization SA ..... 1,353 31,050
JUMBO SA ............................. 1,098 33,091
101,347
a
Hungary  —  0 .6%
MOL Hungarian Oil & Gas PLC
(a)
.............. 1,842 29,609
Richter Gedeon Nyrt ....................... 1,971 82,162
111,771
a
India  —  13 .1%
Aurobindo Pharma Ltd.
(a)
.................... 1,837 33,093
Bank of Baroda .......................... 4,676 11,703
Bharat Petroleum Corp. Ltd. ................. 4,698 15,968
Canara Bank ............................ 14,581 19,397
Cipla Ltd. .............................. 1,919 28,372
Coal India Ltd. ........................... 1,660 7,002
DLF Ltd. ............................... 1,487 10,774
Dr Reddy's Laboratories Ltd. ................. 3,619 44,083
HCL Technologies Ltd. ..................... 7,054 96,991
Hero MotoCorp Ltd. ....................... 817 46,703
Hindalco Industries Ltd. .................... 3,700 39,441
Hindustan Petroleum Corp. Ltd. ............... 4,018 15,411
IDFC First Bank Ltd. ....................... 14,558 13,130
Indian Oil Corp. Ltd. ....................... 9,482 13,842
Indus Towers Ltd. ......................... 14,337 58,495
IndusInd Bank Ltd. ........................ 3,035 32,356
Info Edge India Ltd. ....................... 2,480 34,155

iShares
®
MSCI Emerging Markets Value Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
India (continued)
Infosys Ltd. ............................. 37,087 $ 441,616
Jindal Steel Ltd. .......................... 1,263 15,807
JSW Steel Ltd. .......................... 1,444 19,801
LTM Ltd.
(b)
............................. 283 13,471
Lupin Ltd. .............................. 935 21,481
Mahindra & Mahindra Ltd. ................... 6,894 237,518
Maruti Suzuki India Ltd. .................... 811 115,393
Mphasis Ltd. ............................ 821 20,896
MRF Ltd. .............................. 8 11,227
NTPC Ltd. ............................. 15,696 53,929
Oil & Natural Gas Corp. Ltd. ................. 10,955 26,666
Oracle Financial Services Software Ltd. .......... 149 19,604
Persistent Systems Ltd. .................... 807 47,310
Power Finance Corp. Ltd. ................... 2,232 7,872
Punjab National Bank ...................... 14,078 16,860
REC Ltd. .............................. 4,084 13,849
Samvardhana Motherson International Ltd. ....... 21,231 37,995
State Bank of India ........................ 10,378 115,369
Sun Pharmaceutical Industries Ltd. ............. 5,008 104,284
Tata Consultancy Services Ltd. ............... 6,522 164,065
Tata Motors Passenger Vehicles Ltd. ............ 8,968 29,065
Tata Steel Ltd. ........................... 15,407 29,778
Tech Mahindra Ltd. ....................... 4,204 71,760
Union Bank of India Ltd. .................... 16,990 33,608
Vedanta Aluminium Metal Ltd. ................ 2,971 13,583
Vedanta Ltd. ............................ 2,971 8,678
WAAREE Energies Ltd. .................... 716 19,570
Wipro Ltd. .............................. 38,487 74,489
Yes Bank Ltd.
(a)
.......................... 64,007 15,326
2,321,786
a
Indonesia  —  1 .3%
Astra International Tbk PT ................... 386,500 104,639
Bank Negara Indonesia Persero Tbk PT ......... 134,200 29,212
Telkom Indonesia Persero Tbk PT ............. 521,900 76,369
United Tractors Tbk PT ..................... 9,400 12,841
223,061
a
Kuwait  —  0 .2%
Mobile Telecommunications Co. KSCP .......... 16,879 33,035
a
Malaysia  —  1 .3%
AMMB Holdings Bhd ...................... 15,900 27,224
CIMB Group Holdings Bhd .................. 51,100 100,916
IHH Healthcare Bhd ....................... 5,100 10,441
IOI Corp. Bhd ........................... 12,900 14,991
Kuala Lumpur Kepong Bhd .................. 1,100 6,004
MISC Bhd .............................. 12,800 25,181
RHB Bank Bhd .......................... 8,200 17,665
SD Guthrie Bhd .......................... 14,400 22,748
225,170
a
Mexico  —  2 .6%
America Movil SAB de CV , Series B ............ 158,912 183,348
Arca Continental SAB de CV ................. 4,538 52,008
Cemex SAB de CV, CPO , NVS ............... 31,617 34,079
Coca-Cola Femsa SAB de CV ................ 3,985 44,299
Gruma SAB de CV , Class B .................. 1,682 24,464
Grupo Bimbo SAB de CV , Series A ............. 6,796 23,659
Grupo Financiero Inbursa SAB de CV , Series O .... 9,392 24,424
Industrias Penoles SAB de CV ................ 408 21,697
Promotora y Operadora de Infraestructura SAB de CV 2,186 33,701
Sigma Foods SAB de CV ................... 19,786 21,723
463,402
a
Security Shares Value
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 421 $ 14,440
a
Philippines  —  0 .6%
Ayala Corp. ............................. 3,510 27,892
BDO Unibank, Inc. ........................ 14,850 27,602
Metropolitan Bank & Trust Co. ................ 10,370 11,094
PLDT, Inc. ............................. 330 5,975
SM Investments Corp. ..................... 4,350 38,733
SM Prime Holdings, Inc. .................... 6,500 1,862
113,158
a
Poland  —  1 .1%
Asseco Poland SA ........................ 404 25,971
KGHM Polska Miedz SA .................... 478 45,873
LPP SA ............................... 2 11,178
ORLEN SA ............................. 1,667 68,928
PGE Polska Grupa Energetyczna SA
(a)
.......... 14,156 42,011
193,961
a
Qatar  —  0 .7%
Al Rayan Bank .......................... 23,679 12,346
Commercial Bank PSQC (The) ................ 21,909 25,238
Industries Qatar QSC ...................... 22,395 61,375
Ooredoo QPSC .......................... 7,675 26,636
125,595
a
Saudi Arabia  —  3 .7%
Almarai Co. JSC ......................... 1,983 25,880
Arab National Bank ....................... 2,731 16,235
Banque Saudi Fransi ...................... 7,687 44,410
Elm Co. ............................... 201 34,075
Etihad Etisalat Co. ........................ 4,026 71,425
Jarir Marketing Co. ........................ 3,146 14,467
Riyad Bank ............................. 12,299 68,149
SABIC Agri-Nutrients Co. ................... 399 13,881
Saudi Awwal Bank ........................ 5,950 53,939
Saudi Basic Industries Corp. ................. 1,543 20,318
Saudi Energy Co. ........................ 4,282 19,785
Saudi Telecom Co. ........................ 22,298 265,585
648,149
a
South Africa  —  6 .0%
Absa Group Ltd. ......................... 5,558 78,936
Gold Fields Ltd. .......................... 4,497 208,863
Harmony Gold Mining Co. Ltd. ................ 3,075 60,300
Impala Platinum Holdings Ltd. ................ 4,196 58,705
Naspers Ltd. , Class N ...................... 9,069 444,136
Nedbank Group Ltd. ....................... 2,272 41,551
Northam Platinum Holdings Ltd. ............... 1,365 24,782
Pepkor Holdings Ltd.
(b)
..................... 54,834 67,026
Sasol Ltd.
(a)
............................. 3,988 48,420
Sibanye Stillwater Ltd. ..................... 10,368 30,697
1,063,416
a
South Korea  —  6 .0%
Hankook Tire & Technology Co. Ltd. ............ 2,115 102,671
Korea Electric Power Corp. .................. 5,801 135,257
LG Display Co. Ltd.
(a)
...................... 1,304 8,997
Samsung Electronics Co. Ltd. ................ 4,275 807,047
1,053,972
a
Taiwan  —  29 .4%
Asustek Computer, Inc. ..................... 12,000 377,763
Chailease Holding Co. Ltd. .................. 11,261 41,510
E Ink Holdings, Inc. ....................... 14,000 69,037
Eva Airways Corp. ........................ 82,000 108,545

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd. ............ 18,000 $ 132,534
Formosa Chemicals & Fibre Corp. ............. 15,000 32,315
Formosa Plastics Corp. ..................... 6,000 12,531
Gigabyte Technology Co. Ltd. ................ 9,000 101,601
Globalwafers Co. Ltd. ...................... 2,000 57,518
Hon Hai Precision Industry Co. Ltd. ............. 110,000 866,447
Innolux Corp. ........................... 66,000 103,756
Inventec Corp. ........................... 21,000 44,156
Largan Precision Co. Ltd. ................... 2,000 481,555
Lite-On Technology Corp. ................... 17,000 163,303
Novatek Microelectronics Corp. ............... 10,000 170,257
Pegatron Corp. .......................... 35,000 100,468
Quanta Computer, Inc. ..................... 48,000 512,323
Realtek Semiconductor Corp. ................ 4,000 90,968
Uni-President Enterprises Corp. ............... 28,000 67,249
United Microelectronics Corp. ................ 196,000 797,337
Vanguard International Semiconductor Corp. ...... 11,000 52,496
Wan Hai Lines Ltd. ........................ 5,000 17,973
Wistron Corp. ........................... 26,000 145,883
Wiwynn Corp. ........................... 1,509 337,195
Yageo Corp. ............................ 14,000 240,369
Zhen Ding Technology Holding Ltd. ............. 5,000 78,689
5,203,778
a
Thailand  —  1 .0%
Bangkok Dusit Medical Services PCL , NVDR ...... 58,100 34,315
Charoen Pokphand Foods PCL , NVDR .......... 46,000 32,696
Kasikornbank PCL , NVDR ................... 3,800 28,410
PTT Exploration & Production PCL , NVDR ........ 5,200 23,290
PTT PCL , NVDR ......................... 22,800 28,006
SCB X PCL , NVDR ....................... 4,700 21,389
Siam Cement PCL (The) , NVDR ............... 2,100 16,503
184,609
a
Turkey  —  1 .1%
Akbank TAS ............................ 16,671 24,770
Turk Hava Yollari AO ...................... 13,762 86,006
Turkcell Iletisim Hizmetleri A.S. ................ 21,733 42,934
Turkiye Is Bankasi A.S. , Class C ............... 62,951 16,466
Yapi ve Kredi Bankasi A.S.
(a)
................. 26,695 20,168
190,344
a
United Arab Emirates  —  1 .4%
Aldar Properties PJSC ..................... 13,656 28,429
Emaar Development PJSC .................. 4,786 16,564
Emaar Properties PJSC .................... 36,761 107,006
Security Shares Value
a
United Arab Emirates (continued)
Emirates NBD Bank PJSC ................... 12,880 $ 105,252
257,251
a
Total Common Stocks — 97.5%
(Cost: $ 15,110,539 ) ................................. 17,267,858
a
Preferred Stocks
Brazil  —  1 .3%
Axia Energia SA , Class C, Preference Shares
(a)
.... 240 2,461
Gerdau SA , Preference Shares , NVS ........... 4,497 20,604
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 23,577 204,849
227,914
a
South Korea  —  0 .6%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 862 116,738
a
Total Preferred Stocks — 1.9%
(Cost: $ 234,831 ) ................................... 344,652
a
Total Long-Term Investments — 99.4%
(Cost: $ 15,345,370 ) ................................. 17,612,510
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 337,054 337,155
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 97,642 97,642
a
Total Short-Term Securities — 2.5%
(Cost: $ 434,767 ) ................................... 434,797
Total Investments —  101.9%
(Cost: $ 15,780,137 ) ................................. 18,047,307
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (343,891)
Net Assets — 100.0% ................................. $ 17,703,416
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Emerging Markets Value Factor ETF
Schedule of Investments
(continued)
August 31, 2026
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,680 $ 333,437
(a)
$ — $ 8 $ 30 $ 337,155 337,054 $ 554
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 97,642
(a)
— — — 97,642 97,642 490 —
$ — $ 8 $ 30
$ 434,797
$ 1,044 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 09/18/26 $ 15 $ (208)
STOXX Europe 600 Index ............................................................... 2 09/18/26 76 61
$ (147)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 61 $ — $ — $ — $ 61
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 208 $ — $ — $ — $ 208
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 5,813 $ — $ — $ — $ 5,813
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (353) $ — $ — $ — $ (353)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Value Factor ETF
12
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 180,790
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,758,731 $ 15,509,127 $ — $ 17,267,858
Preferred Stocks .......................................... 227,914 116,738 — 344,652
Short-Term Securities
Money Market Funds ....................................... 434,797 — — 434,797
$ 2,421,442 $ 15,625,865 $ — $ 18,047,307
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 61 $ — $ — $ 61
Liabilities
Equity Contracts ............................................ (208) — — (208)
$ (147) $ — $ — $ (147)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .3%
Aristocrat Leisure Ltd. ...................... 4,695 $ 204,141
ASX Ltd. .............................. 1,627 65,436
BHP Group Ltd. .......................... 42,294 1,989,159
Brambles Ltd. ........................... 12,142 169,941
Computershare Ltd. ....................... 5,190 147,766
Fortescue Ltd. ........................... 14,557 184,268
Medibank Pvt Ltd. ........................ 25,301 87,563
Pro Medicus Ltd. ......................... 747 95,687
QBE Insurance Group Ltd. .................. 12,341 196,236
REA Group Ltd. .......................... 544 69,076
Rio Tinto Ltd. ........................... 3,256 406,958
Wesfarmers Ltd. ......................... 11,791 670,108
4,286,339
a
Belgium  —  0 .0%
Lotus Bakeries N.V. ....................... 3 44,449
a
Brazil  —  0 .1%
Ambev SA ............................. 35,423 102,751
BB Seguridade Participacoes SA .............. 8,019 62,523
Caixa Seguridade Participacoes SA ............ 7,002 26,135
CPFL Energia SA ......................... 1,386 11,914
Localiza Rent a Car SA ..................... 8,304 56,203
WEG SA .............................. 16,178 156,580
416,106
a
Canada  —  0 .3%
Celestica, Inc.
(a)
.......................... 1,314 394,252
CGI, Inc. .............................. 1,526 114,905
Kinross Gold Corp. ........................ 10,850 332,244
Lundin Gold, Inc. ......................... 1,103 78,558
Toromont Industries Ltd. .................... 610 88,141
1,008,100
a
China  —  1 .0%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 1,000 2,741
3SBio, Inc.
(a) (b)
........................... 16,500 33,859
Anhui Gujing Distillery Co. Ltd. , Class A .......... 200 2,730
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 200 7,104
Anker Innovations Technology Co. Ltd. , Class A .... 300 5,613
ANTA Sports Products Ltd. .................. 10,000 98,838
Beijing Kingsoft Office Software, Inc. , Class A ...... 193 7,161
Bosideng International Holdings Ltd. ............ 42,000 22,847
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 800 5,580
China Life Insurance Co. Ltd. , Class A ........... 700 4,006
China Life Insurance Co. Ltd. , Class H .......... 58,000 223,140
China Nonferrous Mining Corp. Ltd. ............ 13,000 27,332
China Resources Beer Holdings Co. Ltd. ......... 12,500 30,745
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 6,000 29,856
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 630 2,298
Chow Tai Fook Jewellery Group Ltd. ............ 16,400 27,001
CMOC Group Ltd. , Class A .................. 10,400 29,406
CMOC Group Ltd. , Class H .................. 27,000 57,529
Delton Technology Guangzhou, Inc. , Class A ...... 200 4,833
Eastroc Beverage Group Co. Ltd. , Class A ........ 490 8,749
Eoptolink Technology, Inc. Ltd. , Class A .......... 900 53,933
Focus Media Information Technology Co. Ltd. , Class A 10,400 7,690
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 2,400 12,010
Foxconn Industrial Internet Co. Ltd. , Class A ....... 4,700 45,373
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 800 6,729
Security Shares Value
a
China (continued)
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 5,600 $ 39,158
Giant Biogene Holding Co. Ltd.
(b)
.............. 4,600 15,092
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 1,200 6,957
Haidilao International Holding Ltd.
(b)
............ 15,000 22,408
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 10,000 44,924
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 1,100 4,501
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 1,000 3,581
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 420 14,312
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 200 2,631
Imeik Technology Development Co. Ltd. , Class A ... 200 2,764
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 700 10,667
Kingnet Network Co. Ltd. , Class A ............. 1,283 3,275
Kuaishou Technology , Class B
(b)
............... 21,900 93,203
Kweichow Moutai Co. Ltd. , Class A ............. 800 154,746
Laopu Gold Co. Ltd. , Class H
(c)
................ 400 20,113
Lenovo Group Ltd. ........................ 54,000 206,890
Luzhou Laojiao Co. Ltd. , Class A .............. 800 9,170
Midea Group Co. Ltd. , Class A ................ 1,376 17,973
Midea Group Co. Ltd. , Class H ................ 3,600 46,452
NARI Technology Co. Ltd. , Class A ............. 3,700 12,643
NetEase, Inc. ........................... 15,500 377,728
Ningbo Deye Technology Corp. , Class A ......... 676 8,853
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 3,400 12,505
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 22,000 120,202
PDD Holdings, Inc. , ADR
(a)
.................. 5,628 472,752
Pop Mart International Group Ltd.
(b) (c)
............ 5,200 103,218
Shaanxi Coal Industry Co. Ltd. , Class A .......... 4,600 18,926
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 700 4,568
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 200 3,319
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 392 5,771
Shanjin International Gold Co. Ltd. , Class A ....... 1,500 5,868
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 700 12,166
Shennan Circuits Co. Ltd. , Class A ............. 400 21,924
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 800 19,694
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 800 5,946
Sungrow Power Supply Co. Ltd. , Class A ......... 1,000 13,599
Suzhou TFC Optical Communication Co. Ltd. , Class A 744 29,216
Tingyi Cayman Islands Holding Corp. ........... 16,000 26,000
Tsingtao Brewery Co. Ltd. , Class H ............. 6,000 31,134
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 400 14,443
Vipshop Holdings Ltd. , ADR .................. 2,841 37,217
Want Want China Holdings Ltd. ............... 61,000 23,930
Wuliangye Yibin Co. Ltd. , Class A .............. 1,900 20,149
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 1,000 18,551
WuXi AppTec Co. Ltd. , Class A ................ 1,000 23,036
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 3,200 77,064
Yadea Group Holdings Ltd.
(b)
................. 12,000 14,329
Yealink Network Technology Corp. Ltd. , Class A .... 1,500 9,241
Yunnan Aluminium Co. Ltd. , Class A ............ 1,800 7,265
Yutong Bus Co. Ltd. , Class A ................. 1,300 5,764
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 400 7,272
Zhejiang NHU Co. Ltd. , Class A ............... 1,600 6,435
Zhongji Innolight Co. Ltd. , Class A ............. 800 101,700
Zijin Mining Group Co. Ltd. , Class A ............ 10,400 52,092

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Zijin Mining Group Co. Ltd. , Class H ............ 50,000 $ 233,144
3,433,584
a
Denmark  —  0 .6%
Coloplast A.S. , Class B ..................... 1,040 73,910
Novo Nordisk A.S. , Class B .................. 38,265 1,732,945
Pandora A.S. ........................... 642 84,717
1,891,572
a
Egypt  —  0 .0%
Commercial International Bank - Egypt (CIB) ...... 25,948 69,564
Eastern Co. SAE ......................... 8,246 5,809
75,373
a
Finland  —  0 .3%
Elisa OYJ .............................. 1,249 50,947
Kone OYJ , Class B ....................... 3,698 226,189
Metso OYJ ............................. 5,290 109,293
Orion OYJ , Class B ....................... 1,237 113,486
Sampo OYJ , Class A ...................... 22,937 258,488
Wartsila OYJ Abp ......................... 4,423 142,874
901,277
a
France  —  0 .5%
Bureau Veritas SA ........................ 2,729 86,364
Hermes International SCA ................... 243 444,545
L'Oreal SA ............................. 1,953 869,586
Thales SA .............................. 767 217,541
1,618,036
a
Germany  —  0 .5%
GEA Group AG .......................... 1,277 99,405
Hannover Rueck SE ....................... 537 160,468
MTU Aero Engines AG ..................... 491 200,204
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 1,009 606,500
Nemetschek SE .......................... 525 42,709
Rational AG ............................ 49 35,745
Rheinmetall AG .......................... 420 540,720
1,685,751
a
Greece  —  0 .0%
Allwyn AG .............................. 1,609 25,224
Hellenic Telecommunications Organization SA ..... 1,282 29,421
JUMBO SA ............................. 904 27,244
81,889
a
Hong Kong  —  0 .3%
Futu Holdings Ltd. , ADR .................... 486 59,360
Hong Kong Exchanges & Clearing Ltd. .......... 8,900 481,191
SITC International Holdings Co. Ltd. ............ 16,000 97,298
Techtronic Industries Co. Ltd. ................. 11,000 189,182
Zijin Gold International Co. Ltd. ............... 2,800 53,948
880,979
a
Hungary  —  0 .0%
Richter Gedeon Nyrt ....................... 1,225 51,065
a
India  —  1 .2%
ABB India Ltd. ........................... 388 31,096
Alkem Laboratories Ltd. .................... 431 24,118
APL Apollo Tubes Ltd.
(a)
.................... 1,670 38,943
Asian Paints Ltd. ......................... 3,292 91,504
Astral Ltd. .............................. 20 319
Bajaj Auto Ltd. ........................... 584 74,418
Bharat Electronics Ltd. ..................... 35,419 154,047
Bosch Ltd. ............................. 48 25,214
Security Shares Value
a
India (continued)
Britannia Industries Ltd. .................... 1,498 $ 82,555
CG Power & Industrial Solutions Ltd. ............ 4,842 46,544
Cipla Ltd. .............................. 4,237 62,643
Coal India Ltd. ........................... 15,958 67,308
Colgate-Palmolive India Ltd. ................. 1,889 37,633
Coromandel International Ltd. ................ 1,067 21,351
Cummins India Ltd. ....................... 1,312 70,265
Dabur India Ltd. .......................... 4,730 18,916
Dixon Technologies India Ltd. ................ 388 60,403
Dr Reddy's Laboratories Ltd. ................. 3,956 48,188
Eicher Motors Ltd. ........................ 1,277 106,632
Havells India Ltd. ......................... 2,080 27,157
HCL Technologies Ltd. ..................... 8,345 114,742
HDFC Asset Management Co. Ltd.
(b)
............ 2,294 63,066
Hero MotoCorp Ltd. ....................... 1,262 72,142
Hindustan Aeronautics Ltd. .................. 1,578 79,543
Hindustan Unilever Ltd. ..................... 6,557 135,368
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 2,311 38,003
Indus Towers Ltd. ......................... 11,051 45,088
Infosys Ltd. ............................. 34,269 408,061
ITC Ltd. ............................... 32,951 88,354
LTM Ltd.
(b)
............................. 684 32,558
Marico Ltd. ............................. 6,187 53,244
Maruti Suzuki India Ltd. .................... 957 136,166
Mphasis Ltd. ............................ 978 24,892
National Aluminium Co. Ltd. .................. 7,605 30,465
Nestle India Ltd. ......................... 6,903 108,437
NMDC Ltd. ............................. 30,408 28,131
Oracle Financial Services Software Ltd. .......... 248 32,629
Page Industries Ltd. ....................... 62 23,297
Persistent Systems Ltd. .................... 1,023 59,973
Petronet LNG Ltd. ........................ 7,415 23,368
PI Industries Ltd. ......................... 686 17,068
Pidilite Industries Ltd. ...................... 2,958 52,398
Polycab India Ltd. ........................ 476 47,174
SBI Life Insurance Co. Ltd.
(b)
................. 4,004 73,133
Siemens Energy India Ltd. ................... 851 28,829
Siemens Ltd. ............................ 448 18,933
Solar Industries India Ltd. ................... 193 40,743
Sun Pharmaceutical Industries Ltd. ............. 7,403 154,156
Supreme Industries Ltd. .................... 582 21,735
Tata Consultancy Services Ltd. ............... 10,610 266,901
Tata Motors Ltd. .......................... 22,427 110,736
Torrent Pharmaceuticals Ltd. ................. 871 46,363
Trent Ltd. .............................. 2,129 64,309
United Spirits Ltd. ........................ 2,633 41,189
Vedanta Aluminium Metal Ltd. ................ 12,020 54,953
Vedanta Ltd. ............................ 10,752 31,406
Wipro Ltd. .............................. 20,908 40,466
Zydus Lifesciences Ltd. .................... 2,054 25,038
3,822,311
a
Indonesia  —  0 .1%
Bank Central Asia Tbk PT ................... 468,900 171,171
a
Israel  —  0 .2%
Check Point Software Technologies Ltd.
(a)
........ 877 121,824
Nova Ltd.
(a)
............................. 253 88,862
Phoenix Financial Ltd. ..................... 1,882 118,075
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 9,699 349,649
678,410
a
Italy  —  0 .3%
Banca Mediolanum SpA .................... 1,824 50,932
Ferrari N.V. ............................. 1,319 558,427

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Italy (continued)
FinecoBank Banca Fineco SpA ............... 5,227 $ 143,890
Moncler SpA ............................ 1,826 99,703
852,952
a
Japan  —  2 .9%
Advantest Corp. .......................... 8,700 1,820,800
Asics Corp. ............................. 7,400 207,518
Astellas Pharma, Inc. ...................... 13,800 204,602
Capcom Co. Ltd. ......................... 2,500 66,645
Chugai Pharmaceutical Co. Ltd. ............... 6,400 277,022
Daifuku Co. Ltd. .......................... 2,500 90,130
Daiichi Sankyo Co. Ltd. ..................... 13,800 247,135
Daito Trust Construction Co. Ltd. .............. 2,200 45,871
Disco Corp. ............................. 900 323,095
Fast Retailing Co. Ltd. ..................... 1,600 721,916
Fujikura Ltd. ............................ 12,700 433,012
Hoya Corp. ............................. 3,300 505,316
Japan Exchange Group, Inc. ................. 8,200 114,585
Lasertec Corp. .......................... 900 188,066
MS&AD Insurance Group Holdings, Inc. ......... 9,900 314,447
Nomura Research Institute Ltd. ............... 2,900 96,035
Obic Co. Ltd. ............................ 2,500 79,538
Otsuka Corp. ........................... 1,800 40,654
Recruit Holdings Co. Ltd. ................... 13,300 1,506,273
Sanrio Co. Ltd. .......................... 7,300 58,788
SCREEN Holdings Co. Ltd. .................. 1,300 109,392
Tokio Marine Holdings, Inc. .................. 16,000 768,261
Tokyo Electron Ltd. ....................... 4,100 1,435,006
9,654,107
a
Malaysia  —  0 .0%
Press Metal Aluminium Holdings Bhd ........... 31,200 61,975
a
Mexico  —  0 .2%
Gruma SAB de CV , Class B .................. 1,322 19,228
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 2,955 36,606
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
3,493 71,975
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,374 35,250
Grupo Mexico SAB de CV , Series B ............ 25,531 350,929
Kimberly-Clark de Mexico SAB de CV , Class A ..... 12,019 28,230
Promotora y Operadora de Infraestructura SAB de CV 1,486 22,909
Wal-Mart de Mexico SAB de CV ............... 45,082 124,850
689,977
a
Netherlands  —  2 .8%
Adyen N.V.
(a) (b)
........................... 252 305,238
ASM International N.V. ..................... 397 373,365
ASML Holding N.V. ....................... 4,845 8,217,276
BE Semiconductor Industries N.V. ............. 716 163,019
CVC Capital Partners PLC
(b)
................. 1,986 33,398
Universal Music Group N.V. .................. 10,271 174,551
9,266,847
a
New Zealand  —  0 .0%
Fisher & Paykel Healthcare Corp. Ltd. ........... 5,535 145,391
a
Norway  —  0 .1%
Gjensidige Forsikring ASA ................... 2,082 63,074
Kongsberg Gruppen ASA ................... 3,923 133,303
196,377
a
Peru  —  0 .1%
Southern Copper Corp. ..................... 1,022 213,465
a
Security Shares Value
a
Philippines  —  0 .0%
Manila Electric Co. ........................ 2,610 $ 19,304
a
Poland  —  0 .0%
Budimex SA ............................ 158 30,141
CD Projekt Red SA
(a)
...................... 530 33,287
Dino Polska SA
(a) (b)
........................ 4,524 43,657
mBank SA
(a)
............................ 89 32,560
139,645
a
Saudi Arabia  —  0 .3%
Bupa Arabia for Cooperative Insurance Co. ....... 838 34,541
Co. for Cooperative Insurance (The) ............ 735 26,590
Dr Sulaiman Al Habib Medical Services Group Co. .. 757 46,957
Elm Co. ............................... 243 41,195
Jarir Marketing Co. ........................ 7,190 33,063
SABIC Agri-Nutrients Co. ................... 1,984 69,020
Saudi Arabian Oil Co.
(b)
..................... 55,388 382,156
Saudi Telecom Co. ........................ 17,023 202,756
836,278
a
Singapore  —  0 .1%
Singapore Exchange Ltd. ................... 7,200 144,129
Yangzijiang Shipbuilding Holdings Ltd. ........... 25,200 95,728
239,857
a
South Africa  —  0 .5%
Anglogold Ashanti PLC ..................... 6,389 717,652
Capitec Ltd. ............................ 885 255,733
Clicks Group Ltd. ......................... 3,167 39,038
Gold Fields Ltd. .......................... 9,049 420,279
Harmony Gold Mining Co. Ltd. ................ 5,831 114,345
OUTsurance Group Ltd. .................... 10,230 55,553
Sanlam Ltd. ............................ 14,005 75,366
1,677,966
a
South Korea  —  0 .2%
APR Corp. ............................. 283 95,833
Hanmi Semiconductor Co. Ltd. ................ 394 62,870
HD Hyundai Electric Co. Ltd. ................. 190 107,784
Hyundai Rotem Co. Ltd. .................... 605 59,986
LIG Defense&Aerospace Co. Ltd. .............. 107 54,134
Samsung Biologics Co. Ltd.
(a) (b)
............... 101 111,974
Samsung Fire & Marine Insurance Co. Ltd. ....... 231 111,812
Samyang Foods Co. Ltd. .................... 37 41,415
645,808
a
Spain  —  0 .3%
Indra Sistemas SA ........................ 644 45,778
Industria de Diseno Textil SA ................. 11,402 766,457
812,235
a
Sweden  —  0 .4%
AddTech AB , Class B ...................... 2,355 82,945
Alfa Laval AB ........................... 2,395 143,365
Atlas Copco AB , Class A .................... 23,995 514,979
Atlas Copco AB , Class B .................... 13,799 256,422
Epiroc AB , Class A ........................ 5,055 139,290
Epiroc AB , Class B ........................ 3,482 81,543
Evolution AB
(a) (b)
.......................... 1,217 105,491
Lifco AB , Class B ......................... 1,509 49,827
Swedish Orphan Biovitrum AB
(a)
............... 1,401 65,704
1,439,566
a
Switzerland  —  3 .9%
ABB Ltd. , Registered ...................... 16,031 1,569,844
Belimo Holding AG , Registered ............... 105 110,968

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Switzerland (continued)
EMS-Chemie Holding AG , Registered ........... 64 $ 62,507
Geberit AG , Registered ..................... 377 265,608
Givaudan SA , Registered ................... 78 316,282
Kuehne + Nagel International AG , Registered ...... 448 119,423
Logitech International SA , Registered ........... 1,535 150,783
Nestle SA , Registered ..................... 21,481 2,089,552
Novartis AG , Registered .................... 18,667 2,839,276
Partners Group Holding AG .................. 258 233,636
Roche Holding AG , Bearer .................. 350 155,848
Roche Holding AG , NVS .................... 8,185 3,568,012
Schindler Holding AG , Participation Certificates , NVS 395 128,380
Schindler Holding AG , Registered .............. 165 52,399
Sonova Holding AG , Registered ............... 391 112,138
Straumann Holding AG , Registered ............. 980 113,693
VAT Group AG
(b)
......................... 253 187,899
Zurich Insurance Group AG .................. 1,297 949,126
13,025,374
a
Taiwan  —  7 .1%
Accton Technology Corp. ................... 6,000 384,136
Advantech Co. Ltd. ....................... 3,000 63,937
Airtac International Group ................... 1,000 44,913
Asia Vital Components Co. Ltd. ............... 4,000 431,741
ASPEED Technology, Inc. ................... 339 171,532
Chroma ATE, Inc. ......................... 3,000 185,435
Delta Electronics, Inc. ...................... 17,000 986,251
Elite Material Co. Ltd. ...................... 2,000 345,521
Fortune Electric Co. Ltd. .................... 1,210 27,781
Global Unichip Corp. ...................... 1,000 192,093
Gold Circuit Electronics Ltd. .................. 3,000 110,062
Hon Precision, Inc. ........................ 1,000 184,689
Jentech Precision Industrial Co. Ltd. ............ 1,000 188,692
King Slide Works Co. Ltd. ................... 943 421,179
Lite-On Technology Corp. ................... 13,000 124,879
Lotes Co. Ltd. ........................... 1,000 53,209
MediaTek, Inc. ........................... 14,000 1,732,136
MPI Corp. .............................. 1,000 161,551
Novatek Microelectronics Corp. ............... 5,000 85,129
Quanta Computer, Inc. ..................... 23,000 245,488
Realtek Semiconductor Corp. ................ 4,000 90,968
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 227,000 17,059,462
Wiwynn Corp. ........................... 1,000 223,456
23,514,240
a
Thailand  —  0 .1%
Advanced Info Service PCL , NVDR ............. 8,300 88,769
Bumrungrad Hospital PCL , NVDR ............. 4,300 24,814
Delta Electronics Thailand PCL , NVDR .......... 29,000 217,017
330,600
a
United Arab Emirates  —  0 .1%
Abu Dhabi Islamic Bank PJSC ................ 13,922 86,601
Abu Dhabi National Oil Co. for Distribution PJSC ... 27,307 29,700
ADNOC Drilling Co. PJSC ................... 26,422 41,440
Adnoc Gas PLC .......................... 60,340 53,378
Air Arabia PJSC .......................... 16,888 22,982
Emaar Development PJSC .................. 8,910 30,837
Emaar Properties PJSC .................... 52,845 153,825
418,763
a
United Kingdom  —  3 .3%
3i Group PLC ........................... 8,648 327,278
Admiral Group PLC ....................... 2,517 136,514
AstraZeneca PLC ........................ 15,622 2,518,547
Coca-Cola HBC AG , Class DI
(a)
............... 1,668 102,570
Security Shares Value
a
United Kingdom (continued)
Compass Group PLC ...................... 14,928 $ 454,288
Experian PLC ........................... 8,595 349,884
Fresnillo PLC ........................... 1,593 66,795
GSK PLC .............................. 45,740 1,150,343
Halma PLC ............................. 3,161 153,708
Imperial Brands PLC ...................... 7,330 250,444
Intertek Group PLC ....................... 1,478 116,133
Next PLC .............................. 1,209 252,820
Reckitt Benckiser Group PLC ................. 6,100 421,275
RELX PLC ............................. 15,098 541,735
Rio Tinto PLC ........................... 8,647 886,278
Rolls-Royce Holdings PLC .................. 71,471 1,452,588
Sage Group PLC (The) ..................... 8,978 131,239
Smiths Group PLC ........................ 3,066 107,156
Unilever PLC ........................... 22,665 1,459,161
Wise Group PLC , Class A
(a)
.................. 6,899 90,030
10,968,786
a
United States  —  70 .6%
3M Co. ................................ 4,595 789,559
Accenture PLC , Class A .................... 6,091 1,155,828
Adobe, Inc.
(a)
............................ 4,932 1,444,040
Agilent Technologies, Inc. ................... 2,480 380,829
Alphabet, Inc. , Class A ..................... 22,825 7,745,664
Alphabet, Inc. , Class C , NVS ................. 18,134 6,082,325
American Express Co. ..................... 4,493 1,483,454
Ameriprise Financial, Inc. ................... 1,043 576,894
Amphenol Corp. , Class A ................... 11,296 1,790,981
Aon PLC , Class A ........................ 1,706 548,513
Apple, Inc. ............................. 52,969 16,783,228
Applied Materials, Inc. ..................... 9,179 4,207,562
AppLovin Corp. , Class A
(a)
................... 2,029 633,170
Arista Networks, Inc.
(a)
..................... 11,182 2,188,206
Autodesk, Inc.
(a)
.......................... 2,420 625,643
Automatic Data Processing, Inc. ............... 4,353 1,245,654
Best Buy Co., Inc. ........................ 2,125 170,319
Blackstone, Inc. .......................... 6,239 893,674
Bristol-Myers Squibb Co. .................... 17,127 1,144,255
Broadcom, Inc. .......................... 38,476 14,249,202
Broadridge Financial Solutions, Inc. ............ 1,221 222,686
Cadence Design Systems, Inc.
(a)
.............. 2,481 840,513
Caterpillar, Inc. .......................... 4,360 3,476,969
Cboe Global Markets, Inc. ................... 912 273,782
CDW Corp. ............................. 1,213 183,866
CF Industries Holdings, Inc. .................. 1,280 166,438
CH Robinson Worldwide, Inc. ................ 1,116 167,021
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 13,231 503,175
Church & Dwight Co., Inc. ................... 1,913 190,879
Cintas Corp. ............................ 3,932 793,438
Cisco Systems, Inc. ....................... 34,801 3,845,162
Coca-Cola Co. (The) ...................... 42,082 3,731,411
Coeur Mining, Inc. ........................ 9,311 193,483
Cognizant Technology Solutions Corp. , Class A ..... 4,035 260,580
Comfort Systems USA, Inc. .................. 428 661,525
Copart, Inc.
(a)
........................... 7,216 238,056
Costco Wholesale Corp. .................... 4,335 4,091,763
Cummins, Inc. ........................... 1,248 704,371
Curtiss-Wright Corp. ....................... 294 171,264
Deckers Outdoor Corp.
(a)
.................... 1,719 149,690
Dexcom, Inc.
(a)
.......................... 3,937 358,503
Eaton Corp. PLC ......................... 3,378 1,357,551
Edwards Lifesciences Corp.
(a)
................ 4,632 420,354
Eli Lilly & Co. ........................... 8,223 9,511,791
EMCOR Group, Inc. ....................... 465 341,561
Expeditors International of Washington, Inc. ....... 1,437 272,527

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
United States (continued)
F5, Inc.
(a)
.............................. 551 $ 224,329
Fabrinet
(a)
.............................. 300 123,879
Fastenal Co. ............................ 12,693 625,892
Ferguson Enterprises, Inc. ................... 1,855 416,466
Fortinet, Inc.
(a)
........................... 7,416 1,267,617
Garmin Ltd. ............................. 1,411 400,879
General Electric Co. ....................... 8,535 2,865,285
Gilead Sciences, Inc. ...................... 14,032 2,053,443
Hartford Insurance Group, Inc. (The) ............ 2,442 335,482
Hershey Co. (The) ........................ 1,389 244,756
Honeywell Aerospace, Inc.
(a)
................. 2,894 457,570
Honeywell International, Inc. ................. 2,889 616,888
Howmet Aerospace, Inc. .................... 3,939 964,858
Hubbell, Inc. , Class B ...................... 449 203,397
IDEXX Laboratories, Inc.
(a)
................... 956 532,196
Illinois Tool Works, Inc. ..................... 2,362 650,424
Intuit, Inc. .............................. 2,501 898,609
Intuitive Surgical, Inc.
(a)
..................... 2,890 1,089,125
Jabil, Inc. .............................. 950 289,997
Johnson & Johnson ....................... 23,221 6,173,303
KLA Corp. .............................. 14,134 2,479,810
Lam Research Corp. ...................... 15,171 4,573,905
Leidos Holdings, Inc. ...................... 1,026 143,855
Lennox International, Inc. ................... 328 125,506
Linde PLC ............................. 3,790 1,855,508
Lockheed Martin Corp. ..................... 1,598 896,846
Marsh & McLennan Companies, Inc. ............ 4,272 810,826
Mastercard, Inc. , Class A .................... 7,507 4,423,950
McCormick & Co., Inc. , NVS ................. 2,142 116,139
Merck & Co., Inc. ......................... 27,789 4,106,103
Meta Platforms, Inc. , Class A ................. 23,184 13,269,131
Microsoft Corp. .......................... 37,888 19,220,203
Monster Beverage Corp.
(a)
................... 13,430 616,706
Moody's Corp. ........................... 1,556 785,220
Netflix, Inc.
(a)
............................ 49,683 4,026,807
Northrop Grumman Corp. ................... 1,102 594,749
NVIDIA Corp. ........................... 71,674 15,824,186
NVR, Inc.
(a)
............................. 28 176,826
Old Dominion Freight Line, Inc. ............... 1,771 354,129
Omnicom Group, Inc. ...................... 2,438 213,398
Palantir Technologies, Inc. , Class A
(a)
........... 18,386 3,426,783
Parker-Hannifin Corp. ...................... 1,072 1,049,960
Paychex, Inc. ........................... 3,579 455,750
PayPal Holdings, Inc. ...................... 7,459 392,828
PepsiCo, Inc. ........................... 12,493 1,753,268
Procter & Gamble Co. (The) ................. 22,759 3,302,786
Progressive Corp. (The) .................... 5,529 1,205,764
PTC, Inc.
(a)
............................. 966 150,445
Public Storage ........................... 1,224 375,756
PulteGroup, Inc. ......................... 1,500 189,480
QUALCOMM, Inc. ........................ 8,298 1,414,643
ResMed, Inc. ........................... 1,356 325,576
Rockwell Automation, Inc. ................... 999 424,006
Rollins, Inc. ............................. 3,280 118,310
Ross Stores, Inc. ......................... 3,200 731,328
Royal Caribbean Cruises Ltd. ................ 2,219 596,334
SharkNinja, Inc.
(a)
......................... 702 135,128
Sherwin-Williams Co. (The) .................. 2,067 700,320
Snap-on, Inc. ........................... 430 166,113
T Rowe Price Group, Inc. ................... 2,032 226,121
Security Shares Value
a
United States (continued)
Teradyne, Inc. ........................... 1,378 $ 482,066
Texas Instruments, Inc. ..................... 8,584 2,239,651
Texas Pacific Land Corp. .................... 640 239,578
TJX Companies, Inc. (The) .................. 12,150 1,627,006
Tractor Supply Co. ........................ 4,918 171,638
Trane Technologies PLC .................... 2,299 1,021,676
Ulta Beauty, Inc.
(a)
........................ 486 261,031
Union Pacific Corp. ....................... 5,753 1,729,754
United Parcel Service, Inc. , Class B ............ 7,091 739,095
United Therapeutics Corp.
(a)
.................. 347 177,102
Veeva Systems, Inc. , Class A
(a)
............... 1,135 324,258
Veralto Corp. ............................ 2,318 228,485
Vertex Pharmaceuticals, Inc.
(a)
................ 2,343 1,275,810
Visa, Inc. , Class A ........................ 19,972 7,576,778
Walmart, Inc. ............................ 37,893 3,973,839
Waters Corp.
(a)
.......................... 951 394,313
Watsco, Inc. ............................ 278 86,130
West Pharmaceutical Services, Inc. ............ 588 200,573
Williams-Sonoma, Inc. ..................... 1,410 321,832
WW Grainger, Inc. ........................ 504 659,983
Zoetis, Inc. , Class A ....................... 3,693 284,730
233,471,584
a
Total Common Stocks — 99.7%
(Cost: $ 274,244,371 ) ................................ 329,667,509
a
Preferred Stocks
Brazil  —  0 .0%
Itausa SA , Preference Shares , NVS ............ 52,249 132,096
a
Total Preferred Stocks — 0.0%
(Cost: $ 107,401 ) ................................... 132,096
a
Total Long-Term Investments — 99.7%
(Cost: $ 274,351,772 ) ................................ 329,799,605
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 112,028 112,061
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 1,012,874 1,012,874
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,124,939 ) .................................. 1,124,935
Total Investments —  100.0%
(Cost: $ 275,476,711 ) ................................ 330,924,540
Liabilities in Excess of Other Assets — 0 .0% ................ (159,614)
Net Assets — 100.0% ................................. $ 330,764,926
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Quality Factor ETF
18
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,382,706 $ — $ (1,270,588)
(a)
$ (53) $ (4) $ 112,061 112,028 $ 5,988
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 210,000 802,874
(a)
— — — 1,012,874 1,012,874 11,276 —
$ — $ (53) $ (4)
$ 1,124,935
$ 17,264 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index ............................................................. 21 09/18/26 $ 808 $ (1,187)
Micro Euro STOXX 50 Index ............................................................. 24 09/18/26 179 (2,431)
$ (3,618)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,618 $ — $ — $ — $ 3,618
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 132,917 $ — $ — $ — $ 132,917
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (6,683) $ — $ — $ — $ (6,683)

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
19
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 670,234
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 237,776,168 $ 91,891,341 $ — $ 329,667,509
Preferred Stocks .......................................... 132,096 — — 132,096
Short-Term Securities
Money Market Funds ....................................... 1,124,935 — — 1,124,935
$ 239,033,199 $ 91,891,341 $ — $ 330,924,540
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (3,618) $ — $ — $ (3,618)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
BWX Technologies, Inc. ................... 205 $ 31,219
Moog, Inc. , Class A ...................... 70 26,005
National Presto Industries, Inc. ............... 12 1,821
Woodward, Inc. ......................... 157 53,352
112,397
a
Automobile Components  —  1 .8%
Autoliv, Inc. ............................ 186 22,545
BorgWarner, Inc. ........................ 543 34,839
Dorman Products, Inc.
(a)
................... 72 9,277
Gentex Corp. .......................... 635 14,205
Lear Corp. ............................ 126 15,749
Standard Motor Products, Inc. ............... 45 1,697
Versigent PLC
(a)
......................... 267 12,656
Visteon Corp. .......................... 62 6,313
XPEL, Inc.
(a)
........................... 71 3,497
120,778
a
Automobiles  —  0 .1%
Thor Industries, Inc. ...................... 118 8,968
a
Banks  —  6 .2%
1st Source Corp. ........................ 53 4,538
Amalgamated Financial Corp. ............... 57 2,740
Ameris Bancorp ......................... 188 15,839
Axos Financial, Inc.
(a)
..................... 165 15,970
BancFirst Corp. ......................... 68 7,427
Bancorp, Inc. (The)
(a)
..................... 151 9,815
Bank First Corp. ........................ 30 4,520
Banner Corp. .......................... 100 7,014
Burke & Herbert Financial Services Corp. ....... 47 3,352
Capital City Bank Group, Inc. ................ 41 2,070
Cathay General Bancorp ................... 193 11,814
City Holding Co. ........................ 42 6,004
Coastal Financial Corp.
(a)
.................. 39 1,837
Community Trust Bancorp, Inc. .............. 52 3,959
East West Bancorp, Inc. ................... 432 54,804
Enterprise Financial Services Corp. ........... 109 6,892
Esquire Financial Holdings, Inc. .............. 27 3,016
FB Financial Corp. ....................... 128 7,291
First Bancorp .......................... 117 7,421
First BanCorp. .......................... 503 14,024
First Community Bankshares, Inc. ............ 54 2,618
First Financial Bankshares, Inc. .............. 426 14,156
First Hawaiian, Inc. ...................... 383 9,809
Five Star Bancorp ....................... 46 2,108
German American Bancorp, Inc. .............. 106 5,228
Hancock Whitney Corp. ................... 239 17,803
HBT Financial, Inc. ....................... 54 1,916
Home BancShares, Inc. ................... 580 17,087
Independent Bank Corp. ................... 194 13,068
International Bancshares Corp. .............. 169 11,857
Lakeland Financial Corp. ................... 76 4,491
National Bank Holdings Corp. , Class A ......... 118 4,872
NBT Bancorp, Inc. ....................... 150 7,713
Nicolet Bankshares, Inc. ................... 56 9,483
Northeast Bank ......................... 21 2,649
OFG Bancorp .......................... 128 6,662
Old Second Bancorp, Inc. .................. 144 3,612
Pathward Financial, Inc. ................... 75 6,109
Popular, Inc. ........................... 195 32,797
Republic Bancorp, Inc. , Class A .............. 24 2,244
South Plains Financial, Inc. ................. 39 1,700
Security Shares Value
a
Banks (continued)
Southern Missouri Bancorp, Inc. .............. 28 $ 2,061
Stock Yards Bancorp, Inc. .................. 82 6,495
Towne Bank ........................... 258 9,556
TriCo Bancshares ....................... 90 4,804
TrustCo Bank Corp. NY ................... 46 2,609
United Bankshares, Inc. ................... 405 19,088
United Community Banks, Inc. ............... 330 11,497
Westamerica BanCorp .................... 67 3,889
428,328
a
Beverages  —  0 .6%
Boston Beer Co., Inc. (The) , Class A
(a)
.......... 29 5,157
Brown-Forman Corp. , Class A ............... 161 4,386
Brown-Forman Corp. , Class B , NVS ........... 653 17,350
National Beverage Corp. ................... 129 4,080
Vita Coco Co., Inc. (The)
(a)
.................. 161 9,453
40,426
a
Biotechnology  —  3 .0%
ACADIA Pharmaceuticals, Inc.
(a)
.............. 392 11,333
Alkermes PLC
(a)
......................... 372 17,480
Arrowhead Pharmaceuticals, Inc.
(a)
............ 353 29,084
Aurinia Pharmaceuticals, Inc.
(a)
............... 247 3,979
BioMarin Pharmaceutical, Inc.
(a)
.............. 514 33,528
CareDx, Inc.
(a)
.......................... 97 4,861
Exelixis, Inc.
(a)
.......................... 854 46,662
Janux Therapeutics, Inc.
(a)
.................. 85 1,549
Kiniksa Pharmaceuticals International PLC , Class A
(a)
81 6,369
Krystal Biotech, Inc.
(a)
..................... 60 21,562
Praxis Precision Medicines, Inc.
(a)
............. 50 17,515
Stoke Therapeutics, Inc.
(a)
.................. 92 2,870
Veracyte, Inc.
(a)
......................... 212 9,156
205,948
a
Broadline Retail  —  0 .3%
Dillard's, Inc. , Class A ..................... 10 6,260
Ollie's Bargain Outlet Holdings, Inc.
(a)
.......... 158 11,916
Pattern Group, Inc. , Class A
(a)
............... 107 2,218
20,394
a
Building Products  —  2 .9%
A O Smith Corp. ........................ 330 19,513
AAON, Inc. ............................ 153 11,623
Advanced Drainage Systems, Inc. ............ 173 23,481
Armstrong World Industries, Inc. .............. 135 23,298
AZZ, Inc. ............................. 72 9,876
CSW Industrials, Inc. ..................... 40 12,358
Gibraltar Industries, Inc.
(a)
.................. 73 3,284
Louisiana-Pacific Corp. .................... 175 12,339
Modine Manufacturing Co.
(a)
................ 117 20,876
Simpson Manufacturing Co., Inc. ............. 108 19,722
Trex Co., Inc.
(a)
......................... 287 13,082
UFP Industries, Inc. ...................... 136 11,495
Zurn Elkay Water Solutions Corp. ............. 364 17,399
198,346
a
Capital Markets  —  4 .4%
Artisan Partners Asset Management, Inc. , Class A .. 278 11,834
Cohen & Steers, Inc. ..................... 111 8,954
Donnelley Financial Solutions, Inc.
(a)
........... 62 2,994
Evercore, Inc. , Class A .................... 134 38,382
FactSet Research Systems, Inc. .............. 129 40,448
Federated Hermes, Inc. , Class B , NVS ......... 298 18,968
Hamilton Lane, Inc. , Class A ................ 152 16,541
Houlihan Lokey, Inc. , Class A ................ 195 25,991

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. ................. 120 $ 19,516
Moelis & Co. , Class A ..................... 182 12,389
Morningstar, Inc. ........................ 66 14,450
Piper Sandler Companies .................. 251 18,840
PJT Partners, Inc. , Class A ................. 79 14,251
SEI Investments Co. ...................... 398 44,170
Victory Capital Holdings, Inc. , Class A .......... 122 14,397
Wealthfront Corp.
(a)
...................... 165 1,520
303,645
a
Chemicals  —  2 .2%
Axalta Coating Systems Ltd.
(a)
............... 533 19,412
Balchem Corp. ......................... 100 17,589
Cabot Corp. ........................... 158 13,068
Eastman Chemical Co. .................... 280 20,283
Element Solutions, Inc. .................... 573 20,364
Hawkins, Inc. .......................... 61 7,337
HB Fuller Co. .......................... 136 7,473
Innospec, Inc. .......................... 64 6,007
NewMarket Corp. ........................ 25 22,443
Quaker Chemical Corp. ................... 34 5,637
Sensient Technologies Corp. ................ 102 13,764
153,377
a
Commercial Services & Supplies  —  1 .0%
Brady Corp. , Class A , NVS ................. 114 10,334
Healthcare Services Group, Inc.
(a)
............. 170 3,738
Interface, Inc. , Class A .................... 142 5,385
Liquidity Services, Inc.
(a)
................... 58 2,418
MSA Safety, Inc. ........................ 82 15,315
Tetra Tech, Inc. ......................... 674 24,358
UniFirst Corp. .......................... 32 8,851
70,399
a
Communications Equipment  —  0 .2%
Digi International, Inc.
(a)
.................... 113 8,468
NetScout Systems, Inc.
(a)
.................. 200 7,766
16,234
a
Construction & Engineering  —  1 .9%
Argan, Inc. ............................ 41 17,424
Everus Construction Group, Inc.
(a)
............. 144 16,579
IES Holdings, Inc.
(a)
...................... 56 16,968
Limbach Holdings, Inc.
(a)
................... 26 1,072
Primoris Services Corp. ................... 132 9,518
Sterling Infrastructure, Inc.
(a)
................ 84 39,486
Valmont Industries, Inc. .................... 56 26,301
127,348
a
Construction Materials  —  0 .5%
Eagle Materials, Inc. ...................... 108 20,980
Knife River Corp.
(a)
....................... 145 9,092
United States Lime & Minerals, Inc. ............ 39 4,607
34,679
a
Consumer Staples Distribution & Retail  —  1 .4%
BJ's Wholesale Club Holdings, Inc.
(a)
........... 488 44,237
PriceSmart, Inc. ......................... 97 16,491
Sprouts Farmers Market, Inc.
(a)
............... 422 34,621
Weis Markets, Inc. ....................... 42 2,984
98,333
a
Containers & Packaging  —  0 .4%
AptarGroup, Inc. ........................ 188 24,745
a
Security Shares Value
a
Distributors  —  0 .5%
GigaCloud Technology, Inc. , Class A
(a)
.......... 60 $ 2,912
LKQ Corp. ............................ 610 15,311
Pool Corp. ............................ 99 18,465
36,688
a
Diversified Consumer Services  —  1 .2%
Bright Horizons Family Solutions, Inc.
(a)
......... 129 9,569
Duolingo, Inc. , Class A
(a)
................... 113 16,765
Graham Holdings Co. , Class B ............... 7 7,902
Grand Canyon Education, Inc.
(a)
.............. 101 14,961
Laureate Education, Inc. , Class A
(a)
............ 335 12,573
Perdoceo Education Corp. .................. 175 5,817
Strategic Education, Inc. ................... 56 4,639
Stride, Inc.
(a)
........................... 126 10,923
83,149
a
Diversified REITs  —  0 .3%
Broadstone Net Lease, Inc. , Class A ........... 359 7,489
Essential Properties Realty Trust, Inc. .......... 451 13,530
21,019
a
Diversified Telecommunication Services  —  0 .1%
IDT Corp. , Class B ....................... 98 6,686
Liberty Capital Corp. , Class C , NVS ........... 109 2,837
9,523
a
Electric Utilities  —  1 .0%
MGE Energy, Inc. ........................ 369 28,667
Otter Tail Corp. ......................... 410 37,093
65,760
a
Electrical Equipment  —  0 .7%
Acuity, Inc. ............................ 75 24,884
American Superconductor Corp.
(a)
............ 130 3,732
EnerSys .............................. 90 16,548
Power Solutions International, Inc.
(a)
........... 26 944
Preformed Line Products Co. ................ 7 2,806
48,914
a
Electronic Equipment, Instruments & Components  —  6 .6%
Advanced Energy Industries, Inc. ............. 122 33,777
Arlo Technologies, Inc.
(a)
................... 338 4,445
Arrow Electronics, Inc.
(a)
................... 157 32,096
Badger Meter, Inc. ....................... 119 16,121
Bel Fuse, Inc. , Class A .................... 5 1,024
Bel Fuse, Inc. , Class B , NVS ................ 40 9,971
Belden, Inc. ........................... 127 14,536
Benchmark Electronics, Inc. ................ 109 7,661
Cognex Corp. .......................... 576 35,113
Crane NXT Co. ......................... 141 6,895
CTS Corp. ............................ 86 4,856
ePlus, Inc. ............................ 96 8,445
Insight Enterprises, Inc.
(a)
.................. 88 13,818
Littelfuse, Inc. .......................... 80 32,974
Napco Security Technologies, Inc. ............ 149 5,400
Novanta, Inc.
(a)
......................... 115 16,815
OSI Systems, Inc.
(a)
...................... 55 11,435
PC Connection, Inc. ...................... 42 3,355
Plexus Corp.
(a)
.......................... 97 23,229
Rogers Corp.
(a)
......................... 47 5,902
Sanmina Corp.
(a)
........................ 186 36,590
ScanSource, Inc.
(a)
....................... 72 4,110
TD SYNNEX Corp. ....................... 237 59,925
Vontier Corp. ........................... 496 15,976

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
........... 153 $ 54,093
458,562
a
Energy Equipment & Services  —  1 .1%
Cactus, Inc. , Class A ..................... 170 11,954
Core Laboratories, Inc. .................... 100 1,243
Flowco Holdings, Inc. , Class A ............... 94 2,062
Liberty Energy, Inc. , Class A ................ 285 5,617
Noble Corp. PLC ........................ 231 10,587
NOV, Inc. ............................. 647 13,775
Oceaneering International, Inc.
(a)
............. 256 13,251
Select Water Solutions, Inc. , Class A ........... 203 3,959
Tidewater, Inc.
(a)
........................ 27 2,514
Valaris Ltd.
(a)
........................... 135 11,660
76,622
a
Entertainment  —  0 .1%
IMAX Corp.
(a)
.......................... 149 7,629
a
Financial Services  —  1 .7%
Enact Holdings, Inc. ...................... 88 4,242
Essent Group Ltd. ....................... 281 18,985
Jack Henry & Associates, Inc. ............... 276 46,343
MGIC Investment Corp. ................... 682 20,903
NMI Holdings, Inc. , Class A
(a)
................ 251 11,132
Radian Group, Inc. ....................... 419 15,025
116,630
a
Food Products  —  0 .7%
Ingredion, Inc. .......................... 243 25,141
John B Sanfilippo & Son, Inc. ................ 37 2,726
Marzetti Co. (The) ....................... 85 9,575
Pilgrim's Pride Corp.
(a)
.................... 170 5,335
Tootsie Roll Industries, Inc. ................. 60 2,452
45,229
a
Gas Utilities  —  1 .2%
National Fuel Gas Co. .................... 987 81,980
a
Ground Transportation  —  0 .6%
Landstar System, Inc. ..................... 91 16,438
Saia, Inc.
(a)
............................ 63 22,373
38,811
a
Health Care Equipment & Supplies  —  3 .0%
Align Technology, Inc.
(a)
.................... 207 33,077
Artivion, Inc.
(a)
.......................... 90 2,429
AtriCure, Inc.
(a)
......................... 112 5,415
Envista Holdings Corp.
(a)
................... 346 9,391
Glaukos Corp.
(a)
......................... 113 20,290
Globus Medical, Inc. , Class A
(a)
.............. 335 27,259
Haemonetics Corp.
(a)
..................... 126 12,987
Inspire Medical Systems, Inc.
(a)
.............. 65 4,094
Integer Holdings Corp.
(a)
................... 87 10,897
iRadimed Corp. ......................... 29 2,505
LeMaitre Vascular, Inc. .................... 60 4,817
Merit Medical Systems, Inc.
(a)
................ 164 14,868
Omnicell, Inc.
(a)
......................... 89 3,129
SI-BONE, Inc.
(a)
......................... 91 1,731
Solventum Corp.
(a)
....................... 369 33,601
Teleflex, Inc. ........................... 108 15,341
UFP Technologies, Inc.
(a)
................... 23 6,853
208,684
a
Security Shares Value
a
Health Care Providers & Services  —  4 .0%
Addus HomeCare Corp.
(a)
.................. 54 $ 6,192
Astrana Health, Inc.
(a)
..................... 101 3,849
Castle Biosciences, Inc.
(a)
.................. 54 1,784
Chemed Corp. .......................... 47 24,379
CorVel Corp.
(a)
.......................... 102 7,026
Encompass Health Corp. .................. 292 35,101
Ensign Group, Inc. (The) ................... 160 27,562
Guardian Pharmacy Services, Inc. , Class A
(a)
..... 75 2,782
Henry Schein, Inc.
(a)
...................... 263 23,617
LifeStance Health Group, Inc.
(a)
.............. 442 5,463
Molina Healthcare, Inc.
(a)
................... 133 26,437
National HealthCare Corp. .................. 29 6,279
Option Care Health, Inc.
(a)
.................. 423 9,919
Pediatrix Medical Group, Inc.
(a)
............... 241 6,322
Pennant Group, Inc. (The)
(a)
................. 77 2,831
Progyny, Inc.
(a)
.......................... 213 5,451
Tenet Healthcare Corp.
(a)
................... 196 52,118
U.S. Physical Therapy, Inc. ................. 38 2,954
Universal Health Services, Inc. , Class B ........ 152 25,890
275,956
a
Health Care REITs  —  0 .6%
LTC Properties, Inc. ...................... 111 4,475
National Health Investors, Inc. ............... 96 6,827
Omega Healthcare Investors, Inc. ............. 599 27,386
38,688
a
Health Care Technology  —  0 .2%
Doximity, Inc. , Class A
(a)
................... 328 8,761
GoodRx Holdings, Inc. , Class A
(a)
............. 201 701
HealthStream, Inc. ....................... 65 1,888
Phreesia, Inc.
(a)
......................... 112 1,368
12,718
a
Hotel & Resort REITs  —  0 .5%
DiamondRock Hospitality Co. ................ 364 4,481
Host Hotels & Resorts, Inc. ................. 1,268 27,807
Sunstone Hotel Investors, Inc. ............... 318 3,552
35,840
a
Hotels, Restaurants & Leisure  —  0 .8%
Boyd Gaming Corp. ...................... 154 11,949
Monarch Casino & Resort, Inc. ............... 39 4,697
Texas Roadhouse, Inc. , Class A .............. 203 39,707
56,353
a
Household Durables  —  2 .0%
Cavco Industries, Inc.
(a)
.................... 22 12,301
Century Communities, Inc. ................. 56 3,783
Champion Homes, Inc.
(a)
................... 134 11,962
Cricut, Inc. , Class A ...................... 162 956
Ethan Allen Interiors, Inc. .................. 60 1,419
Green Brick Partners, Inc.
(a)
................. 86 6,211
Installed Building Products, Inc. .............. 69 16,755
KB Home ............................. 141 7,515
La-Z-Boy, Inc. .......................... 99 3,132
Legacy Housing Corp.
(a)
................... 28 788
M/I Homes, Inc.
(a)
........................ 66 9,821
Meritage Homes Corp. .................... 160 11,109
Mohawk Industries, Inc.
(a)
.................. 122 15,647
Toll Brothers, Inc. ........................ 266 38,158
139,557
a

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Household Products  —  0 .3%
Oil-Dri Corp. of America ................... 32 $ 2,880
WD-40 Co. ............................ 68 14,562
17,442
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Hallador Energy Co.
(a)
..................... 392 6,499
a
Industrial REITs  —  1 .4%
EastGroup Properties, Inc. ................. 121 24,140
First Industrial Realty Trust, Inc. .............. 271 16,769
Innovative Industrial Properties, Inc. , Class A ..... 65 3,700
LXP Industrial Trust ...................... 103 6,253
Rexford Industrial Realty, Inc. ............... 478 17,705
STAG Industrial, Inc. ..................... 383 14,267
Terreno Realty Corp. ..................... 240 15,890
98,724
a
Insurance  —  3 .3%
American Financial Group, Inc. .............. 217 30,933
AMERISAFE, Inc. ....................... 66 1,719
Bowhead Specialty Holdings, Inc.
(a)
............ 57 1,911
Globe Life, Inc. ......................... 251 43,340
Heritage Insurance Holdings, Inc.
(a)
............ 91 3,059
Kinsale Capital Group, Inc. ................. 83 31,034
Old Republic International Corp. .............. 696 29,044
Palomar Holdings, Inc. .................... 98 12,992
Primerica, Inc. .......................... 112 32,217
RLI Corp. ............................. 300 19,041
Selective Insurance Group, Inc. .............. 165 15,063
Skyward Specialty Insurance Group, Inc.
(a)
....... 111 6,373
Slide Insurance Holdings, Inc. ............... 110 2,557
229,283
a
Interactive Media & Services  —  0 .3%
EverQuote, Inc. , Class A
(a)
.................. 140 3,562
TripAdvisor, Inc.
(a)
....................... 295 2,808
Yelp, Inc. , Class A
(a)
...................... 220 4,917
Ziff Davis, Inc.
(a)
......................... 123 6,784
ZoomInfo Technologies, Inc. , Class A
(a)
......... 817 3,464
21,535
a
IT Services  —  1 .0%
Akamai Technologies, Inc.
(a)
................. 414 44,969
EPAM Systems, Inc.
(a)
..................... 188 22,152
Everforth, Inc.
(a)
......................... 118 3,825
70,946
a
Leisure Products  —  0 .3%
Acushnet Holdings Corp. ................... 75 6,479
Malibu Boats, Inc. , Class A
(a)
................ 43 1,159
Sturm Ruger & Co., Inc. ................... 32 1,215
YETI Holdings, Inc.
(a)
..................... 226 9,278
18,131
a
Life Sciences Tools & Services  —  3 .5%
Avantor, Inc.
(a)
.......................... 1,591 23,133
BioLife Solutions, Inc.
(a)
.................... 88 3,262
Bio-Rad Laboratories, Inc. , Class A
(a)
........... 46 17,761
Bio-Techne Corp. ........................ 465 33,624
Bruker Corp. ........................... 254 14,735
Charles River Laboratories International, Inc.
(a)
.... 126 36,318
Medpace Holdings, Inc.
(a)
.................. 90 53,459
Repligen Corp.
(a)
........................ 109 19,727
Revvity, Inc. ........................... 286 36,800
238,819
a
Security Shares Value
a
Machinery  —  5 .9%
AGCO Corp. ........................... 145 $ 17,155
Alamo Group, Inc. ....................... 24 3,950
Allison Transmission Holdings, Inc. ............ 225 28,285
Atmus Filtration Technologies, Inc. ............ 226 10,674
Crane Co. ............................. 112 22,968
Donaldson Co., Inc. ...................... 340 30,903
Enerpac Tool Group Corp. , Class A ............ 132 4,926
Esab Corp. ............................ 130 9,799
ESCO Technologies, Inc. .................. 61 16,655
Federal Signal Corp. ..................... 156 18,252
Flowserve Corp. ........................ 307 24,281
Franklin Electric Co., Inc. .................. 94 9,408
ITT, Inc. .............................. 227 45,466
Kadant, Inc. ........................... 28 8,376
Lincoln Electric Holdings, Inc. ............... 160 44,997
Lindsay Corp. .......................... 25 2,873
Mueller Industries, Inc. .................... 616 38,444
Mueller Water Products, Inc. , Class A .......... 401 9,680
Toro Co. (The) .......................... 276 26,995
Watts Water Technologies, Inc. , Class A ......... 73 26,700
Worthington Enterprises, Inc. ................ 78 4,480
405,267
a
Marine Transportation  —  0 .1%
Matson, Inc. ........................... 19 4,271
a
Media  —  1 .9%
DoubleVerify Holdings, Inc.
(a)
................ 541 7,249
Ibotta, Inc. , Class A
(a)
..................... 33 1,228
John Wiley & Sons, Inc. , Class A ............. 157 8,225
New York Times Co. (The) , Class A ............ 714 48,031
Sirius XM Holdings, Inc. ................... 672 18,930
Trade Desk, Inc. (The) , Class A
(a)
............. 1,699 23,310
Versant Media Group, Inc. .................. 605 24,878
131,851
a
Metals & Mining  —  1 .5%
Commercial Metals Co. .................... 298 20,106
Materion Corp. ......................... 53 12,512
Metallus, Inc.
(a)
......................... 90 1,757
Royal Gold, Inc. ......................... 248 64,845
Worthington Steel, Inc. .................... 90 3,100
102,320
a
Office REITs  —  0 .2%
Cousins Properties, Inc. ................... 314 9,103
Kilroy Realty Corp. ....................... 201 7,296
16,399
a
Oil, Gas & Consumable Fuels  —  3 .8%
Antero Midstream Corp. ................... 751 16,837
APA Corp. ............................ 791 34,132
California Resources Corp. ................. 157 8,326
Dorian LPG Ltd. ......................... 82 4,103
DT Midstream, Inc. ....................... 220 28,824
Gulfport Energy Corp.
(a)
................... 30 5,384
International Seaways, Inc. ................. 95 9,371
Magnolia Oil & Gas Corp. , Class A ............ 441 11,841
Matador Resources Co. ................... 263 15,257
Ovintiv, Inc. ............................ 597 39,193
Peabody Energy Corp. .................... 228 6,769
Permian Resources Corp. , Class A ............ 1,720 40,059
Range Resources Corp. ................... 529 21,858
REX American Resources Corp.
(a)
............ 68 2,793
Riley Exploration Permian, Inc. ............... 33 1,288
Viper Energy, Inc. , Class A ................. 346 15,497

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc. ...................... 61 $ 1,067
262,599
a
Paper & Forest Products  —  0 .0%
Sylvamo Corp. ......................... 85 3,053
a
Personal Care Products  —  0 .1%
Interparfums, Inc. ........................ 79 9,277
a
Pharmaceuticals  —  1 .0%
Amphastar Pharmaceuticals, Inc.
(a)
............ 84 1,892
Arvinas, Inc.
(a)
.......................... 108 994
Corcept Therapeutics, Inc.
(a)
................ 308 34,912
CorMedix, Inc.
(a)
......................... 180 1,487
Harmony Biosciences Holdings, Inc.
(a)
.......... 141 5,552
Pacira BioSciences, Inc.
(a)
.................. 90 2,331
Phibro Animal Health Corp. , Class A ........... 43 1,623
Prestige Consumer Healthcare, Inc.
(a)
.......... 133 6,887
Supernus Pharmaceuticals, Inc.
(a)
............. 119 5,261
Theravance Biopharma, Inc.
(a)
............... 117 1,994
Trevi Therapeutics, Inc.
(a)
.................. 212 3,519
66,452
a
Professional Services  —  2 .2%
Barrett Business Services, Inc. ............... 71 2,442
CRA International, Inc. .................... 17 2,967
ExlService Holdings, Inc.
(a)
................. 444 16,908
Exponent, Inc. .......................... 143 10,154
FTI Consulting, Inc.
(a)
..................... 78 11,745
Genpact Ltd. ........................... 400 15,192
Huron Consulting Group, Inc.
(a)
............... 39 6,236
Kforce, Inc. ............................ 49 2,821
Korn Ferry ............................ 119 10,180
Maximus, Inc. .......................... 130 7,510
Paycom Software, Inc. .................... 118 28,214
Paylocity Holding Corp.
(a)
.................. 124 19,867
UL Solutions, Inc. , Class A .................. 215 16,022
Willdan Group, Inc.
(a)
..................... 36 3,166
153,424
a
Real Estate Management & Development  —  0 .9%
Forestar Group, Inc.
(a)
..................... 42 1,187
Jones Lang LaSalle, Inc.
(a)
.................. 106 38,782
Marcus & Millichap, Inc. ................... 42 1,330
St. Joe Co. (The) ........................ 86 5,685
Zillow Group, Inc. , Class A
(a)
................ 73 2,613
Zillow Group, Inc. , Class C , NVS
(a)
............ 293 10,243
59,840
a
Residential REITs  —  1 .0%
American Homes 4 Rent , Class A ............. 645 21,478
Camden Property Trust .................... 189 19,996
Equity LifeStyle Properties, Inc. .............. 379 24,048
65,522
a
Retail REITs  —  1 .2%
Agree Realty Corp. ...................... 251 18,135
Brixmor Property Group, Inc. ................ 521 15,052
Curbline Properties Corp. .................. 165 4,922
Federal Realty Investment Trust .............. 144 16,708
Getty Realty Corp. ....................... 114 3,696
NNN REIT, Inc. ......................... 382 17,266
Phillips Edison & Co., Inc. .................. 229 8,851
84,630
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  4 .5%
ACM Research, Inc. , Class A
(a)
............... 162 $ 11,797
Amkor Technology, Inc. .................... 399 18,873
Axcelis Technologies, Inc.
(a)
................. 106 12,225
Cirrus Logic, Inc.
(a)
....................... 203 22,231
Diodes, Inc.
(a)
.......................... 137 12,440
FormFactor, Inc.
(a)
....................... 247 24,851
Lattice Semiconductor Corp.
(a)
............... 392 45,213
Onto Innovation, Inc.
(a)
.................... 174 46,495
Photronics, Inc.
(a)
........................ 196 5,515
Power Integrations, Inc. ................... 172 8,837
Qorvo, Inc.
(a)
........................... 267 25,653
Rambus, Inc.
(a)
......................... 349 30,255
Skyworks Solutions, Inc. ................... 518 34,711
Universal Display Corp. ................... 167 13,889
312,985
a
Software  —  5 .0%
A10 Networks, Inc. ....................... 229 5,814
ACI Worldwide, Inc.
(a)
..................... 334 17,796
Alarm.com Holdings, Inc.
(a)
................. 139 8,001
AvePoint, Inc.
(a)
......................... 434 6,041
Bentley Systems, Inc. , Class B ............... 543 19,955
Clear Secure, Inc. , Class A ................. 314 13,863
Commvault Systems, Inc.
(a)
................. 142 19,528
Daily Journal Corp.
(a)
..................... 5 3,115
Dolby Laboratories, Inc. , Class A ............. 217 13,359
Dynatrace, Inc.
(a)
........................ 841 45,910
Freshworks, Inc. , Class A
(a)
................. 647 9,006
InterDigital, Inc. ......................... 118 39,534
Life360, Inc.
(a)
.......................... 234 10,029
Manhattan Associates, Inc.
(a)
................ 296 66,064
PagerDuty, Inc.
(a)
........................ 239 3,379
Pegasystems, Inc. ....................... 302 11,117
Qualys, Inc.
(a)
.......................... 173 32,202
Sprinklr, Inc. , Class A
(a)
.................... 348 2,857
SPS Commerce, Inc.
(a)
.................... 133 11,358
Teradata Corp.
(a)
........................ 251 7,279
346,207
a
Specialized REITs  —  0 .6%
CubeSmart ............................ 453 17,993
Four Corners Property Trust, Inc. ............. 231 5,747
Millrose Properties, Inc. ................... 310 9,430
Rayonier, Inc. .......................... 539 11,050
44,220
a
Specialty Retail  —  1 .5%
Academy Sports & Outdoors, Inc. ............. 166 7,131
Boot Barn Holdings, Inc.
(a)
.................. 75 11,297
Buckle, Inc. (The) ....................... 108 4,601
Chewy, Inc. , Class A
(a)
.................... 559 13,304
Five Below, Inc.
(a)
........................ 137 33,817
Floor & Decor Holdings, Inc. , Class A
(a)
......... 246 12,366
Revolve Group, Inc. , Class A
(a)
............... 112 2,489
Signet Jewelers Ltd. ...................... 91 7,488
Urban Outfitters, Inc.
(a)
.................... 148 11,942
104,435
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Carter's, Inc. ........................... 75 2,429
Columbia Sportswear Co. .................. 59 3,387
Crocs, Inc.
(a)
........................... 144 17,335
G-III Apparel Group Ltd. ................... 92 2,998
Kontoor Brands, Inc. ...................... 134 10,105
Levi Strauss & Co. , Class A ................. 260 5,398

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. , Class A ................ 86 $ 29,833
71,485
a
Tobacco  —  0 .1%
Turning Point Brands, Inc. .................. 62 5,020
a
Trading Companies & Distributors  —  0 .8%
Applied Industrial Technologies, Inc. ........... 102 33,046
Global Industrial Co. ...................... 53 2,072
McGrath RentCorp ....................... 59 6,634
MSC Industrial Direct Co., Inc. , Class A ......... 112 13,315
NPK International, Inc.
(a)
................... 173 2,297
57,364
a
Water Utilities  —  0 .5%
American States Water Co. ................. 373 33,305
a
Wireless Telecommunication Services  —  0 .0%
Array Digital Infrastructure, Inc. .............. 57 2,090
a
a
Total Long-Term Investments — 99.4%
(Cost: $ 6,306,422 ) ................................ 6,866,052
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
........................... 46,634 $ 46,634
a
Total Short-Term Securities — 0.7%
(Cost: $ 46,634 ) .................................. 46,634
Total Investments — 100.1%
(Cost: $ 6,353,056 ) ................................ 6,912,686
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............. (7,535)
Net Assets — 100.0% ............................... $ 6,905,151
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ — $ 46,634
(b)
$ — $ — $ — $ 46,634 46,634 $ 1,158 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 09/18/26 $ 15 $ (382)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
26
2026
iShares Annual Financial Statements and Additional Information
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Alarm.com Holdings, Inc. .............. HSBC Bank PLC USD 113  02/09/28 0.40% 1D OBFR01 Monthly $ 2
Ameris Bancorp ..................... HSBC Bank PLC 263  02/09/28 0.40% 1D OBFR01 Monthly (10)
Axos Financial, Inc. .................. HSBC Bank PLC 392  02/09/28 0.40% 1D OBFR01 Monthly (5)
Bancorp, Inc. (The) .................. HSBC Bank PLC 268  02/09/28 0.40% 1D OBFR01 Monthly (8)
Bank OZK ........................ BNP Paribas 6,332  04/10/28 0.20% 1D OBFR01 Monthly (246)
Bank OZK ........................ Goldman Sachs Bank USA 10,631  08/18/31 0.20% 1D FEDL01 Monthly (422)
Banner Corp. ...................... HSBC Bank PLC 143  02/09/28 0.40% 1D OBFR01 Monthly (3)
Cathay General Bancorp ............... HSBC Bank PLC 249  02/09/28 0.40% 1D OBFR01 Monthly (4)
Central Pacific Financial Corp. ........... Goldman Sachs Bank USA 2,688  08/18/31 0.20% 1D FEDL01 Monthly (83)
City Holding Co. .................... HSBC Bank PLC 143  02/09/28 0.40% 1D OBFR01 Monthly –
First BanCorp. ...................... JPMorgan Chase Bank NA 573  02/10/27 0.40% 1D OBFR01 Monthly (15)
Independent Bank Corp. ............... HSBC Bank PLC 168  02/09/28 0.40% 1D OBFR01 Monthly (5)
Lakeland Financial Corp. ............... HSBC Bank PLC 122  02/09/28 0.40% 1D OBFR01 Monthly (4)
MarketAxess Holdings, Inc. ............. HSBC Bank PLC 1,137  02/09/28 0.40% 1D OBFR01 Monthly 1
Moelis & Co. , Class A ................. JPMorgan Chase Bank NA 1,601  02/10/27 0.40% 1D OBFR01 Monthly 101
Nicolet Bankshares, Inc. ............... JPMorgan Chase Bank NA 169  02/10/27 0.40% 1D OBFR01 Monthly –
OFG Bancorp ...................... HSBC Bank PLC 104  02/09/28 0.40% 1D OBFR01 Monthly –
Pathward Financial, Inc. ............... JPMorgan Chase Bank NA 435  02/10/27 0.40% 1D OBFR01 Monthly (28)
Perdoceo Education Corp. .............. JPMorgan Chase Bank NA 100  02/10/27 0.40% 1D OBFR01 Monthly –
Preferred Bank ..................... Goldman Sachs Bank USA 3,654  08/18/31 0.20% 1D FEDL01 Monthly (171)
TrustCo Bank Corp. NY ............... HSBC Bank PLC 113  02/09/28 0.40% 1D OBFR01 Monthly –
United Bankshares, Inc. ............... HSBC Bank PLC 476  02/09/28 0.40% 1D OBFR01 Monthly (5)
United Community Banks, Inc. ........... BNP Paribas 910  04/10/28 0.20% 1D OBFR01 Monthly (39)
Westamerica BanCorp. ................ HSBC Bank PLC 117  02/09/28 0.40% 1D OBFR01 Monthly (1)
Total long positions of equity swaps (945)
Net dividends and financing fees 5
Total equity swap contracts including dividends and financing fees $ (940)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 109 $ (1,049)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. $ — $ — $ 109 $ — $ — $ — $ 109
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 382 $ — $ — $ — $ 382
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 1,049 — — — 1,049
$ — $ — $ 1,431 $ — $ — $ — $ 1,431
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(continued)
August 31, 2026
27
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (540) $ — $ — $ — $ (540)
Swaps ......................................... — — 4,693 — — — 4,693
$ — $ — $ 4,153 $ — $ — $ — $ 4,153
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (382) $ — $ — $ — $ (382)
Swaps ......................................... — — (940) — — — (940)
$ —
$ — $ (1,322) $ — $ — $ — $ (1,322)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,397
Equity Swaps:
Average notional value - long ............................................................................................ $ 46,305
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ —  $ 94
Swaps — OTC
(a)
............................................................................... 109  1,049
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 109  $ 1,143
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  (94)
Total derivative assets and liabilities subject to an MNA ....................................................... $ 109  $ 1,049
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
HSBC Bank PLC ..................................... $ 3 $ (3) $ — $ — $ —
JPMorgan Chase Bank NA .............................. 101 (43) — — 58
$ 104 $ (46) $ — $ — $ 58
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d)
BNP Paribas ........................................ $ 285 $ — $ — $ — $ 285
Goldman Sachs Bank USA .............................. 676 — — — 676
HSBC Bank PLC ..................................... 45 (3) — — 42
JPMorgan Chase Bank NA .............................. 43 (43) — — —
$ 1,049 $ (46) $ — $ — $ 1,003
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
28
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 6,866,052  $ —  $ —  $ 6,866,052
Short-Term Securities
Money Market Funds ....................................... 46,634  —  —  46,634
$ 6,912,686  $ —  $ —  $ 6,912,686
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ —  $ 109  $ —  $ 109
Liabilities
Equity Contracts ............................................ (382) (1,049) —  (1,431)
$ (382) $ (940) $ —  $ (1,322)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

29
Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Emerging
Markets Quality
Factor ETF
iShares
MSCI Emerging
Markets Value
Factor ETF
iShares
MSCI Global Quality
Factor ETF
iShares
MSCI USA Small-
Cap Quality Factor
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 12,288,305  $ 17,612,510  $ 329,799,605  $ 6,866,052
Investments, at value — affiliated
(c)
......................................... 172,384  434,797  1,124,935  46,634
Cash ............................................................. —  —  12  —
Cash pledged:
Futures contracts ................................................... 2,000  12,000  125,000  2,000
Foreign currency, at value
(d)
.............................................. 38,678  37,181  336,893  —
Receivables:
Investments sold ................................................... 414,337  232,277  1,299,825  56,048
Securities lending income — affiliated ..................................... 823  181  1,378  —
Dividends — unaffiliated .............................................. 17,248  27,437  289,059  3,678
Dividends — affiliated ................................................ 59  405  1,948  137
Tax reclaims ...................................................... 187  912  135,424  —
Variation margin on futures contracts ...................................... 112  —  —  —
Foreign withholding tax claims .......................................... 702  963  2,120  —
Unrealized appreciation on:
OTC swaps ....................................................... —  —  —  109
Total assets ........................................................
12,934,835  18,358,663  333,116,199  6,974,658
LIABILITIES
Collateral on securities loaned ............................................ 148,303  337,530  112,063  —
Payables:
Investments purchased ............................................... 228,102  312,675  2,162,181  67,134
Deferred foreign capital gain tax ......................................... 7,995  —  15,597  —
Investment advisory fees .............................................. 3,692  4,630  54,129  1,230
Variation margin on futures contracts ...................................... —  412  7,303  94
Unrealized depreciation on:
OTC swaps ....................................................... —  —  —  1,049
Total liabilities .......................................................
388,092  655,247  2,351,273  69,507
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 12,546,743  $ 17,703,416  $ 330,764,926  $ 6,905,151
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 7,732,391  $ 11,948,293  $ 277,082,906  $ 6,341,180
Accumulated earnings ................................................. 4,814,352  5,755,123  53,682,020  563,971
NET ASSETS .......................................................
$ 12,546,743  $ 17,703,416  $ 330,764,926  $ 6,905,151
NET ASSET VALUE
Shares outstanding ................................................... 320,000  420,000  10,400,000  240,000
Net asset value ...................................................... $ 39.21  $ 42.15  $ 31.80  $ 28.77
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 37,728  $ 319,014  $ 100,306  $ —
(b)
Investments, at cost — unaffiliated ....................................... $ 10,248,835  $ 15,345,370  $ 274,351,772  $ 6,306,422
(c)
Investments, at cost — affiliated ......................................... $ 172,373  $ 434,767  $ 1,124,939  $ 46,634
(d)
  Foreign currency, at cost .............................................. $ 38,488  $ 37,522  $ 334,474  $ —

30
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Emerging
Markets Quality
Factor ETF
iShares
MSCI Emerging
Markets Value
Factor ETF
iShares
MSCI Global Quality
Factor ETF
iShares
MSCI USA Small-
Cap Quality Factor
ETF
(a)
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 261,465  $ 472,089  $ 3,244,973  $ 34,213
Dividends — affiliated .............................................. 250  490  11,276  1,158
Interest — unaffiliated .............................................. 268  469  2,086  16
Securities lending income — affiliated — net ............................... 1,826  554  5,988  —
Foreign taxes withheld ............................................. (27,898) (64,254) (186,308) (58)
Total investment income ..............................................
235,911  409,348  3,078,015  35,329
EXPENSES
Investment advisory ............................................... 37,670  42,033  469,769  5,613
Commitment costs ................................................ 160  173  717  —
Interest expense ................................................. 527  574  1,618  —
Total expenses .................................................... 38,357  42,780  472,104  5,613
Less:
Investment advisory fees waived ....................................... —  —  (268) —
Total expenses after fees waived ........................................
38,357  42,780  471,836  5,613
Net investment income ...............................................
197,554  366,568  2,606,179  29,716
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................ 2,751,670  3,569,698  (317,705) (14,970)
Investments — affiliated ........................................... —  8  (53) —
Foreign currency transactions ....................................... (3,912) (5,019) (12,722) —
Futures contracts ............................................... (290) 5,813  132,917  (540)
In-kind redemptions — unaffiliated
(c)
................................... —  —  402,408  149,447
Swaps   ...................................................... —  —  —  4,693
2,747,468  3,570,500  204,845  138,630
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(d)
........................................ 1,085,744  1,215,186  44,545,529  559,630
Investments — affiliated ........................................... 11  30  (4) —
Foreign currency translations ....................................... 362  (335) 512  —
Futures contracts ............................................... 50  (353) (6,683) (382)
Swaps   ...................................................... —  —  —  (940)
1,086,167  1,214,528  44,539,354  558,308
Net realized and unrealized gain ........................................
3,833,635  4,785,028  44,744,199  696,938
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 4,031,189  $ 5,151,596  $ 47,350,378  $ 726,654
(a)
For the period from March 31, 2026 (commencement of operations) to August 31, 2026.
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ 994  $ —  $ (1,786) $ —
(c)
See Note 2 of the Notes to Financial Statements.
(d)
Net of increase in deferred foreign capital gain tax of ......................... $ (7,995) $ —  $ (5,903) $ —

31
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Emerging Markets Quality Factor ETF
iShares
MSCI Emerging Markets Value Factor ETF
Year Ended
08/31/26
Period From
09/04/24
(a)
to 08/31/25
Year Ended
08/31/26
Period From
09/04/24
(a)
to 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 197,554  $ 180,508  $ 366,568  $ 286,564
Net realized gain (loss) ......................................... 2,747,468  87,520  3,570,500  (33,773)
Net change in unrealized appreciation (depreciation) ..................... 1,086,167  945,731  1,214,528  1,052,214
Net increase in net assets resulting from operations ........................
4,031,189  1,213,759  5,151,596  1,305,005
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(288,984) (141,612) (484,819) (216,659)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
—  7,732,391  4,583,203  7,365,090
NET ASSETS
Total increase in net assets ........................................ 3,742,205  8,804,538  9,249,980  8,453,436
Beginning of period .............................................
8,804,538  —  8,453,436  —
End of period .................................................
$ 12,546,743  $ 8,804,538  $ 17,703,416  $ 8,453,436
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

32
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Global Quality Factor ETF
iShares
MSCI USA Small-
Cap Quality Factor
ETF
Year Ended
08/31/26
Period From
12/11/24
(a)
to 08/31/25
Period From
03/31/26
(a)
to 08/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 2,606,179  $ 1,616,002  $ 29,716
Net realized gain (loss) ........................................................... 204,845  (1,376,672) 138,630
Net change in unrealized appreciation (depreciation) ....................................... 44,539,354  10,894,378  558,308
Net increase in net assets resulting from operations ..........................................
47,350,378  11,133,708  726,654
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(2,477,392) (1,234,283) (13,236)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................
90,242,258  185,750,257  6,191,733
NET ASSETS
Total increase in net assets .......................................................... 135,115,244  195,649,682  6,905,151
Beginning of period ...............................................................
195,649,682  —  —
End of period ...................................................................
$ 330,764,926  $ 195,649,682  $ 6,905,151
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

33
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets Quality
Factor ETF
Year Ended
08/31/26
Period From
09/04/24
(a)
to 08/31/25
Net asset value, beginning of period .....................................................................
$ 27.51  $ 24.12
Net investment income
(b)
............................................................................. 0 .62  0 .57
Net realized and unrealized gain
(c)
.......................................................................
11.98  3 .26
Net increase from investment operations ....................................................................
12.60  3 .83
Distributions
(d)
From net investment income .......................................................................... ( 0 .61 ) ( 0 .44 )
From net realized gain ............................................................................... ( 0 .29 ) —
Total distributions ...................................................................................
( 0 .90 ) ( 0 .44 )
Net asset value, end of period ..........................................................................
$ 39.21  $ 27.51
Total Return
(e)
Based on net asset value ..............................................................................
46.56%
(f)
16.07%
(g)
Ratios to Average Net Assets
(h)
Total expenses .....................................................................................
0 .36% 0 .35%
(i)
Net investment income ................................................................................
1 .84% 2 .30%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 12,547  $ 8,805
Portfolio turnover rate
(j)
................................................................................
59% 41%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

34
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets Value
Factor ETF
Year Ended
08/31/26
Period From
09/04/24
(a)
to 08/31/25
Net asset value, beginning of period ......................................................................
$ 28.18  $ 24.46
Net investment income
(b)
.............................................................................. 1 .09  0 .97
Net realized and unrealized gain
(c)
........................................................................
14.43  3 .47
Net increase from investment operations .....................................................................
15.52  4 .44
Distributions from net investment income
(d)
.................................................................... ( 1 .55 ) ( 0 .72 )
Net asset value, end of period ...........................................................................
$ 42.15  $ 28.18
Total Return
(e)
Based on net asset value ...............................................................................
56.70% 18.40%
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
0 .36% 0 .35%
(h)
Net investment income .................................................................................
3 .05% 3 .78%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 17,703  $ 8,453
Portfolio turnover rate
(i)
.................................................................................
70% 41%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Quality Factor ETF
Year Ended
08/31/26
Period From
12/11/24
(a)
to 08/31/25
Net asset value, beginning of period ......................................................................
$ 26.09  $ 25.12
Net investment income
(b)
.............................................................................. 0 .33  0 .22
Net realized and unrealized gain
(c)
........................................................................
5 .69  0 .91
Net increase from investment operations .....................................................................
6 .02  1 .13
Distributions from net investment income
(d)
.................................................................... ( 0 .31 ) ( 0 .16 )
Net asset value, end of period ...........................................................................
$ 31.80  $ 26.09
Total Return
(e)
Based on net asset value ...............................................................................
23.20% 4 .52%
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
0 .20% 0 .20%
(h)
Total expenses after fees waived ..........................................................................
0 .20% 0 .18%
(h)
Net investment income .................................................................................
1 .11% 1 .24%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 330,765  $ 195,650
Portfolio turnover rate
(i)
.................................................................................
27% 22%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

36
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA
Small-Cap Quality
Factor ETF
Period From
03/31/26
(a)
to 08/31/26
Net asset value, beginning of period ......................................................................................
$ 25.60
Net investment income
(b)
.............................................................................................. 0 .12
Net realized and unrealized gain
(c)
........................................................................................
3 .11
Net increase from investment operations .....................................................................................
3 .23
Distributions from net investment income
(d)
.................................................................................... ( 0 .06 )
Net asset value, end of period ...........................................................................................
$ 28.77
Total Return
(e)
Based on net asset value ...............................................................................................
12.60%
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................................
0 .20%
(h)
Net investment income .................................................................................................
1 .06%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 6,905
Portfolio turnover rate
(i)
.................................................................................................
18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
37
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI Emerging Markets Quality Factor ............................................................................................ Non-diversified
MSCI Emerging Markets Value Factor ............................................................................................. Non-diversified
MSCI Global Quality Factor .................................................................................................... Non-diversified
MSCI USA Small-Cap Quality Factor
(a)
............................................................................................ Diversified
(a)
The Fund commenced operations on March 31, 2026.

Notes to Financial Statements
(continued)
38
2026
iShares Annual Financial Statements and Additional Information
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
( continued)
39
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Emerging Markets Quality Factor
J.P. Morgan Securities LLC ......................................... $ 1,999 $ (1,999) $ — $ —
Morgan Stanley ................................................. 35,729 (35,729) — —
$ 37,728 $ (37,728)
$ —
$ —
a
MSCI Emerging Markets Value Factor
Morgan Stanley ................................................. 307,511 (307,511) — —
UBS AG ...................................................... 11,503 (11,503) — —
$ 319,014 $ (319,014)
$ —
$ —
a
MSCI Global Quality Factor
BNP Paribas SA ................................................. 52,667 (52,667) — —
UBS AG ...................................................... 47,639 (47,639) — —
$ 100,306 $ (100,306)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
40
2026
iShares Annual Financial Statements and Additional Information
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI Global Quality Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Emerging Markets Quality Factor ETF, iShares MSCI
Emerging Markets Value Factor ETF and iShares MSCI Global Quality Factor ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Global Quality Factor ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI Emerging Markets Quality Factor ETF and iShares MSCI Emerging Markets Value Factor
ETF(the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
MSCI Emerging Markets Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
MSCI Emerging Markets Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35
MSCI Global Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20
MSCI USA Small-Cap Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20
iShares ETF Amounts Waived
MSCI Global Quality Factor .............................................................................................................................................. $ 268

Notes to Financial Statements
(continued)
42
2026
iShares Annual Financial Statements and Additional Information
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
MSCI Emerging Markets Quality Factor ........................................................................................... $ 393
MSCI Emerging Markets Value Factor ............................................................................................ 132
MSCI Global Quality Factor ................................................................................................... 1,650
iShares ETF Purchases Sales
MSCI Emerging Markets Quality Factor ........................................................................ $ 6,258,865 $ 6,582,560
MSCI Emerging Markets Value Factor ......................................................................... 12,291,133 8,520,207
MSCI Global Quality Factor ................................................................................ 76,476,315 63,364,593
MSCI USA Small-Cap Quality Factor ......................................................................... 1,339,081 1,142,417
iShares ETF In-kind Purchases In-kind Sales
MSCI Emerging Markets Value Factor ........................................................................... $ 644,937 $ —
MSCI Global Quality Factor .................................................................................. 79,499,346 2,397,638
MSCI USA Small-Cap Quality Factor ........................................................................... 7,095,398 1,102,633
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Global Quality Factor ................................................................................ $ 382,291  $ (382,291)
MSCI USA Small-Cap Quality Factor ......................................................................... 149,447  (149,447)

Notes to Financial Statements
( continued)
43
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the iShares MSCI Global Quality Factor ETF utilized $48,535 of its capital loss carryforwards.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Emerging Markets Quality Factor ETF, iShares Emerging Markets Value Factor ETF and iShares MSCI Global Quality Factor ETF, along with certain other
iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14,
2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement.
The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum
iShares ETF
Year Ended
08/31/26
Period From
9/4/2024
to 08/31/25
MSCI Emerging Markets Quality Factor
Ordinary income ........................................................................................... $ 288,984 $ 141,612
MSCI Emerging Markets Value Factor
Ordinary income ........................................................................................... $ 484,819 $ 216,659
MSCI Global Quality Factor
(a)
Ordinary income ........................................................................................... $ 2,477,392 $ 1,234,283
MSCI USA Small-Cap Quality Factor
(b)
Ordinary income ........................................................................................... $ 13,236 $ —
(a)
The Fund commenced operations on December 11, 2024.
(b)
The Fund commenced operations on March 31, 2026.
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI Emerging Markets Quality Factor ....................
$ 1,665,297 $ 1,183,215 $ — $ 1,965,840 $ 4,814,352
MSCI Emerging Markets Value Factor .....................
2,666,981 907,960 — 2,180,182 5,755,123
MSCI Global Quality Factor ............................
525,724 — (2,008,038) 55,164,334 53,682,020
MSCI USA Small-Cap Quality Factor .....................
20,233 — (15,488) 559,226 563,971
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Emerging Markets Quality Factor ................................. $ 10,487,214  $ 2,760,564  $ (787,089) $ 1,973,475
MSCI Emerging Markets Value Factor .................................. 15,866,844  2,852,108  (671,645) 2,180,463
MSCI Global Quality Factor ......................................... 275,749,727  65,302,742  (10,127,929) 55,174,813
MSCI USA Small-Cap Quality Factor .................................. 6,353,460  780,492  (221,266) 559,226

Notes to Financial Statements
(continued)
44
2026
iShares Annual Financial Statements and Additional Information
on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
MSCI Emerging Markets Quality Factor ....................................................... $ 900,000 $ 8,219 4.87%
MSCI Emerging Markets Value Factor ........................................................ 700,000 6,575 4.87
MSCI Global Quality Factor ............................................................... 300,000 1,644 5.09

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/26
Period Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
MSCI Emerging Markets Quality Factor
(a)
Shares sold ......................................................... —  $ —  320,000  $ 7,732,391
Shares redeemed ..................................................... —  —  —  —
—  $ —  320,000  $ 7,732,391
MSCI Emerging Markets Value Factor
(a)
Shares sold ......................................................... 120,000  $ 4,583,203  300,000  $ 7,365,090
Shares redeemed ..................................................... —  —  —  —
120,000  $ 4,583,203  300,000  $ 7,365,090
MSCI Global Quality Factor
(b)
Shares sold ......................................................... 3,000,000  $ 92,989,811  7,900,000  $ 195,712,635
Shares redeemed ..................................................... (100,000) (2,747,553) (400,000) (9,962,378)
2,900,000  $ 90,242,258  7,500,000  $ 185,750,257

Notes to Financial Statements
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Emerging Markets Quality Factor ETF, iShares MSCI Emerging Markets Value Factor ETF and iShares MSCI Global Quality Factor ETF have filed
European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ
Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of August 31, 2026, are $702 or $0.00 per share, $963 or $0.00 per share and $2,120 or $0.00 per share, respectively.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.
Year Ended
08/31/26
Period Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Quality Factor
(c)
Shares sold ......................................................... 280,000  $ 12,418,244  —  $ —
Shares redeemed ..................................................... (40,000) (6,226,511) —  —
240,000  $ 6,191,733  —  $ —
(a)
The Fund commenced operations on September 04, 2024.
(b)
The Fund commenced operations on December 11, 2024.
(c)
The Fund commenced operations on March 31, 2026.

Report of Independent Registered Public Accounting Firm
47
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI Emerging Markets Quality Factor ETF
(1)
  iShares MSCI Emerging Markets Value Factor ETF
(1)
  iShares MSCI Global Quality Factor ETF
(2)
  iShares MSCI USA Small-Cap Quality Factor ETF
(3)
(1)
Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period from September 4, 2024
(commencement of operations) to August 31, 2025
(2)
Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period from December 11, 2024
(commencement of operations) to August 31, 2025
(3)
Statement of operations and statement of changes in net assets for the period from March 31, 2026 (commencement of operations) to August 31, 2026

Important Tax Information
(unaudited)
48
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026 :
iShares ETF
Qualified Dividend
Income
MSCI Emerging Markets Quality Factor ............................................................................................ $ 131,647
MSCI Emerging Markets Value Factor ............................................................................................. 161,973
MSCI Global Quality Factor .................................................................................................... 2,836,929
MSCI USA Small-Cap Quality Factor ............................................................................................. 24,041
iShares ETF
Qualified Business
Income
MSCI Global Quality Factor .................................................................................................... $ 9,966
MSCI USA Small-Cap Quality Factor ............................................................................................. 4,968
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Emerging Markets Quality Factor ..........................................................................
$ 259,487 $ 25,477
MSCI Emerging Markets Value Factor ...........................................................................
476,191 61,322
iShares ETF
Federal Obligation
Interest
MSCI Emerging Markets Quality Factor ............................................................................................ $ 188
MSCI Emerging Markets Value Factor ............................................................................................. 248
MSCI Global Quality Factor .................................................................................................... 5,317
MSCI USA Small-Cap Quality Factor ............................................................................................. 546
iShares ETF
Dividends-Received
Deduction
MSCI Emerging Markets Quality Factor ............................................................................................ 0 .10%
MSCI Global Quality Factor .................................................................................................... 57 .92
MSCI USA Small-Cap Quality Factor ............................................................................................. 77 .90
iShares ETF Interest Dividends
MSCI Emerging Markets Quality Factor ............................................................................................ $ 397
MSCI Emerging Markets Value Factor ............................................................................................. 525
MSCI Global Quality Factor .................................................................................................... 11,256
MSCI USA Small-Cap Quality Factor ............................................................................................. 1,156
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
MSCI Emerging Markets Quality Factor .......................................................................... $ 398 $ 94,004
MSCI Emerging Markets Value Factor ........................................................................... 526 —
MSCI Global Quality Factor .................................................................................. 11,276 —
MSCI USA Small-Cap Quality Factor ........................................................................... 1,158 —

Additional Information
49
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
50
2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Emerging Markets Quality Factor ETF, iShares MSCI Emerging Markets Value Factor ETF, iShares MSCI Global Quality Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
51
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
52
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Small-Cap Quality Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 16-17, 2026 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Board Review and Approval of Investment Advisory Contract
( continued)
53
Board Review and Approval of Investment Advisory Contract
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Glossary of Terms Used in these Financial Statements
54
2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of Participation (Ordinary)
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company makes any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ
iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

Page
2

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
General Electric Co. ....................... 41,187 $ 13,826,888
Honeywell Aerospace, Inc.
(a)
................. 12,510 1,977,956
Howmet Aerospace, Inc. .................... 10,610 2,598,919
L3Harris Technologies, Inc. .................. 4,928 1,312,080
Northrop Grumman Corp. ................... 1,781 961,206
RTX Corp. ............................. 17,870 3,712,135
TransDigm Group, Inc. ..................... 1,487 1,742,377
26,131,561
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 4,689 701,756
Expeditors International of Washington, Inc. ....... 6,937 1,315,602
FedEx Corp. ............................ 5,819 1,905,140
United Parcel Service, Inc. , Class B ............ 19,783 2,061,982
5,984,480
a
Automobiles  —  2 .2%
Ford Motor Co. .......................... 155,910 2,173,386
General Motors Co. ....................... 35,876 3,096,816
Rivian Automotive, Inc. , Class A
(a)
.............. 49,086 788,321
Tesla, Inc.
(a)
............................. 151,426 55,717,197
61,775,720
a
Banks  —  2 .6%
Bank of America Corp. ..................... 257,690 15,961,319
Citigroup, Inc. ........................... 45,168 5,945,012
Citizens Financial Group, Inc. ................ 5,543 381,746
Fifth Third Bancorp ....................... 11,866 638,035
Huntington Bancshares, Inc. ................. 26,665 444,906
JPMorgan Chase & Co. .................... 105,519 37,566,874
KeyCorp ............................... 11,940 258,023
M&T Bank Corp. ......................... 2,008 469,752
PNC Financial Services Group, Inc. (The) ........ 5,268 1,262,371
Regions Financial Corp. .................... 11,138 332,803
Truist Financial Corp. ...................... 16,223 804,336
U.S. Bancorp ........................... 41,171 2,535,310
Wells Fargo & Co. ........................ 80,145 6,923,727
73,524,214
a
Beverages  —  1 .2%
Coca-Cola Co. (The) ...................... 204,948 18,172,739
Constellation Brands, Inc. , Class A ............. 5,933 774,969
Keurig Dr Pepper, Inc. ..................... 72,013 2,294,334
Monster Beverage Corp.
(a)
................... 74,928 3,440,694
PepsiCo, Inc. ........................... 72,068 10,114,023
34,796,759
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 93,511 23,978,091
Amgen, Inc. ............................ 28,564 12,279,092
Biogen, Inc.
(a)
........................... 7,842 1,698,969
Gilead Sciences, Inc. ...................... 65,712 9,616,294
Natera, Inc.
(a)
........................... 7,220 2,324,551
Regeneron Pharmaceuticals, Inc. .............. 4,111 3,285,018
Vertex Pharmaceuticals, Inc.
(a)
................ 13,446 7,321,616
60,503,631
a
Broadline Retail  —  4 .9%
Amazon.com, Inc.
(a)
....................... 512,417 133,110,564
eBay, Inc. .............................. 19,975 2,068,611
MercadoLibre, Inc.
(a)
....................... 2,429 4,703,030
139,882,205
a
Security Shares Value
a
Building Products  —  0 .4%
Carrier Global Corp. ....................... 29,556 $ 1,720,750
Johnson Controls International PLC ............ 32,237 4,456,443
Lennox International, Inc. ................... 1,679 642,453
Masco Corp. ............................ 5,314 383,458
Trane Technologies PLC .................... 11,684 5,192,370
12,395,474
a
Capital Markets  —  3 .2%
Ameriprise Financial, Inc. ................... 2,368 1,309,764
Bank of New York Mellon Corp. (The) ........... 26,935 4,344,077
BlackRock, Inc.
(b)
......................... 7,792 9,004,513
Blackstone, Inc. .......................... 39,365 5,638,643
Carlyle Group, Inc. (The) .................... 10,315 499,143
Cboe Global Markets, Inc. ................... 5,539 1,662,808
Charles Schwab Corp. (The) ................. 87,447 9,603,430
CME Group, Inc. , Class A ................... 19,182 5,476,461
Goldman Sachs Group, Inc. (The) ............. 11,710 12,013,289
Interactive Brokers Group, Inc. , Class A .......... 16,679 1,622,700
Intercontinental Exchange, Inc. ............... 29,905 4,805,733
KKR & Co., Inc. .......................... 33,266 3,649,945
LPL Financial Holdings, Inc. .................. 2,148 795,050
Moody's Corp. ........................... 7,858 3,965,461
Morgan Stanley .......................... 46,801 9,983,589
Nasdaq, Inc. ............................ 24,108 2,377,290
Northern Trust Corp. ....................... 4,702 872,503
Robinhood Markets, Inc. , Class A
(a)
............. 39,634 4,154,040
S&P Global, Inc. .......................... 16,051 6,995,668
State Street Corp. ........................ 7,357 1,407,983
T Rowe Price Group, Inc. ................... 5,665 630,401
Tradeweb Markets, Inc. , Class A ............... 6,126 659,770
91,472,261
a
Chemicals  —  0 .9%
Corteva, Inc. ............................ 26,390 2,233,386
Dow, Inc. .............................. 28,236 861,763
Ecolab, Inc. ............................ 13,417 3,799,694
International Flavors & Fragrances, Inc. .......... 13,065 1,127,901
Linde PLC ............................. 24,493 11,991,283
PPG Industries, Inc. ....................... 11,742 1,317,100
Sherwin-Williams Co. (The) .................. 12,075 4,091,131
25,422,258
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 17,929 3,617,893
Republic Services, Inc. , Class A ............... 10,658 2,354,565
Veralto Corp. ............................ 12,898 1,271,356
Waste Connections, Inc. .................... 6,691 1,106,156
Waste Management, Inc. .................... 21,240 4,649,861
12,999,831
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(a)
..................... 56,649 11,085,643
Ciena Corp.
(a)
........................... 7,500 2,871,000
Cisco Systems, Inc. ....................... 208,610 23,049,319
F5, Inc.
(a)
.............................. 3,004 1,223,018
Lumentum Holdings, Inc.
(a)
.................. 4,118 3,766,982
Motorola Solutions, Inc. .................... 4,386 2,128,526
44,124,488
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 1,857 2,870,217
Quanta Services, Inc. ...................... 7,958 4,831,222
7,701,439
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Construction Materials  —  0 .2%
CRH PLC .............................. 35,432 $ 3,340,883
Martin Marietta Materials, Inc. ................ 3,158 1,638,055
Vulcan Materials Co. ...................... 6,909 1,862,528
6,841,466
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 27,996 9,243,439
Capital One Financial Corp. .................. 23,229 4,982,853
SoFi Technologies, Inc.
(a)
.................... 68,376 1,222,563
15,448,855
a
Consumer Staples Distribution & Retail  —  1 .4%
Costco Wholesale Corp. .................... 11,739 11,080,325
Dollar Tree, Inc.
(a)
......................... 7,415 938,665
Sysco Corp. ............................ 18,768 1,521,709
Target Corp. ............................ 17,950 2,887,796
Walmart, Inc. ............................ 231,663 24,294,499
40,722,994
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 24,175 1,109,391
Ball Corp. .............................. 13,247 834,163
International Paper Co. ..................... 19,774 750,028
Packaging Corp. of America ................. 3,539 827,914
Smurfit Westrock PLC ..................... 20,650 968,485
4,489,981
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,673 606,763
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 367,990 9,527,261
Comcast Corp. , Class A .................... 142,219 3,785,870
Verizon Communications, Inc. ................ 221,004 11,054,620
24,367,751
a
Electric Utilities  —  1 .0%
Alliant Energy Corp. ....................... 10,187 692,512
American Electric Power Co., Inc. .............. 14,277 1,747,933
Constellation Energy Corp. .................. 16,536 4,543,597
Duke Energy Corp. ....................... 20,570 2,466,549
Evergy, Inc. ............................. 6,084 492,926
Eversource Energy ....................... 19,706 1,382,179
Exelon Corp. ............................ 54,280 2,373,122
FirstEnergy Corp. ........................ 21,556 988,558
NextEra Energy, Inc. ...................... 110,388 9,089,348
NRG Energy, Inc. ......................... 8,004 881,400
PG&E Corp. ............................ 117,154 1,554,633
Southern Co. (The) ....................... 29,814 2,623,632
28,836,389
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 9,028 2,123,115
Eaton Corp. PLC ......................... 20,550 8,258,634
Emerson Electric Co. ...................... 29,598 4,511,919
GE Vernova, Inc. ......................... 7,107 6,385,853
Hubbell, Inc. , Class B ...................... 2,823 1,278,819
Rockwell Automation, Inc. ................... 5,926 2,515,172
Vertiv Holdings Co. , Class A ................. 19,318 4,997,953
30,071,465
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 32,555 5,161,595
CDW Corp. ............................. 5,052 765,782
Coherent Corp.
(a)
......................... 2,449 680,406
Corning, Inc. ............................ 31,625 4,703,586
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Flex Ltd.
(a)
.............................. 14,631 $ 1,598,437
Jabil, Inc. .............................. 1,377 420,343
Keysight Technologies, Inc.
(a)
................. 9,012 2,908,172
TE Connectivity PLC ...................... 15,418 3,164,545
19,402,866
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 52,439 3,332,498
Halliburton Co. .......................... 43,750 1,612,188
SLB Ltd. ............................... 79,178 4,758,598
TechnipFMC PLC ........................ 20,975 1,639,196
11,342,480
a
Entertainment  —  1 .0%
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 8,329 832,483
Netflix, Inc.
(a)
............................ 220,387 17,862,366
Take-Two Interactive Software, Inc.
(a)
............ 9,338 2,051,559
Walt Disney Co. (The) ..................... 68,933 7,413,744
Warner Bros Discovery, Inc.
(a)
................ 63,030 1,798,246
29,958,398
a
Financial Services  —  2 .4%
Apollo Global Management, Inc. ............... 16,724 2,284,164
Block, Inc. , Class A
(a)
...................... 27,245 2,234,635
Fidelity National Information Services, Inc. ........ 26,910 1,097,121
Fiserv, Inc.
(a)
............................ 21,028 1,121,003
Global Payments, Inc. ..................... 9,200 837,660
Mastercard, Inc. , Class A .................... 42,940 25,304,971
PayPal Holdings, Inc. ...................... 44,352 2,335,798
Toast, Inc. , Class A
(a)
...................... 19,458 663,323
Visa, Inc. , Class A ........................ 87,846 33,326,137
69,204,812
a
Food Products  —  0 .3%
Archer-Daniels-Midland Co. .................. 6,339 515,297
Bunge Global SA ......................... 4,980 578,726
General Mills, Inc. ........................ 27,947 1,151,416
Hershey Co. (The) ........................ 7,909 1,393,645
Kraft Heinz Co. (The) ...................... 33,669 864,283
McCormick & Co., Inc. , NVS ................. 13,299 721,072
Mondelez International, Inc. , Class A ............ 67,942 4,217,160
Tyson Foods, Inc. , Class A .................. 11,041 608,801
10,050,400
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 98,070 4,953,516
JB Hunt Transport Services, Inc. .............. 1,020 270,779
Norfolk Southern Corp. ..................... 11,862 4,066,175
Old Dominion Freight Line, Inc. ............... 9,923 1,984,203
Uber Technologies, Inc.
(a)
................... 94,310 7,134,552
Union Pacific Corp. ....................... 31,423 9,447,953
XPO, Inc.
(a)
............................. 4,596 891,578
28,748,756
a
Health Care Equipment & Supplies  —  1 .2%
Abbott Laboratories ....................... 69,144 7,630,732
Becton Dickinson & Co. .................... 10,939 2,057,735
Boston Scientific Corp.
(a)
.................... 78,425 3,787,928
Dexcom, Inc.
(a)
.......................... 5,063 461,037
Edwards Lifesciences Corp.
(a)
................ 30,549 2,772,322
GE HealthCare Technologies, Inc. ............. 17,982 1,280,858
IDEXX Laboratories, Inc.
(a)
................... 4,192 2,333,644
Intuitive Surgical, Inc.
(a)
..................... 14,078 5,305,435
Medtronic PLC .......................... 50,811 4,606,017
Stryker Corp. ........................... 9,140 2,959,532

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 7,635 $ 763,805
33,959,045
a
Health Care Providers & Services  —  1 .5%
Cardinal Health, Inc. ....................... 9,352 2,194,166
Cencora, Inc. ........................... 7,402 2,395,287
Cigna Group (The) ........................ 6,976 1,925,934
CVS Health Corp. ........................ 50,655 4,757,011
Elevance Health, Inc. ...................... 11,477 4,505,182
Humana, Inc. ........................... 4,768 1,827,241
Labcorp Holdings, Inc. ..................... 4,379 1,456,718
McKesson Corp. ......................... 4,646 4,113,197
UnitedHealth Group, Inc. .................... 48,067 18,717,770
41,892,506
a
Health Care REITs  —  0 .4%
Ventas, Inc. ............................ 19,297 1,759,308
Welltower, Inc. ........................... 37,363 8,826,635
10,585,943
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 7,723 2,206,384
a
Hotels, Restaurants & Leisure  —  1 .6%
Airbnb, Inc. , Class A
(a)
...................... 22,222 4,071,515
Booking Holdings, Inc. ..................... 41,013 8,165,278
Carnival Corp. Ltd. ........................ 16,786 401,018
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 67,894 2,582,009
Expedia Group, Inc. ....................... 6,058 1,921,113
Flutter Entertainment PLC , Class DI
(a)
........... 7,365 737,826
Hilton Worldwide Holdings, Inc. ............... 12,061 3,814,653
Hyatt Hotels Corp. , Class A
(c)
................. 2,094 349,635
Las Vegas Sands Corp. .................... 14,907 653,076
Marriott International, Inc. , Class A ............. 11,498 3,929,556
McDonald's Corp. ........................ 37,607 9,910,949
Starbucks Corp. .......................... 60,320 6,409,000
Yum! Brands, Inc. ........................ 14,666 2,248,444
45,194,072
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 6,557 1,862,909
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 12,367 1,233,979
Colgate-Palmolive Co. ..................... 40,203 3,611,033
Kimberly-Clark Corp. ...................... 17,601 1,900,028
Procter & Gamble Co. (The) ................. 123,248 17,885,750
24,630,790
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Vistra Corp. ............................ 13,461 1,849,138
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 27,605 4,743,367
DuPont de Nemours, Inc. ................... 5,362 721,672
Honeywell International, Inc. ................. 12,510 2,671,260
8,136,299
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 49,359 6,906,311
a
Insurance  —  1 .3%
Aflac, Inc. .............................. 24,247 2,809,015
Allstate Corp. (The) ....................... 6,772 1,745,822
American International Group, Inc. ............. 28,355 2,165,188
Aon PLC , Class A ........................ 10,741 3,453,446
Arch Capital Group Ltd.
(a)
................... 13,614 1,335,125
Security Shares Value
a
Insurance (continued)
Arthur J Gallagher & Co. .................... 10,161 $ 2,663,706
Chubb Ltd. ............................. 13,861 4,693,335
Everest Group Ltd. ........................ 556 208,305
Hartford Insurance Group, Inc. (The) ............ 10,989 1,509,669
Marsh & McLennan Companies, Inc. ............ 25,550 4,849,390
MetLife, Inc. ............................ 14,523 1,382,154
Principal Financial Group, Inc. ................ 5,647 622,073
Progressive Corp. (The) .................... 15,506 3,381,548
Prudential Financial, Inc. .................... 9,125 1,073,100
Travelers Companies, Inc. (The) ............... 5,520 2,019,934
W R Berkley Corp. ........................ 5,611 379,079
Willis Towers Watson PLC ................... 4,983 1,686,995
35,977,884
a
Interactive Media & Services  —  8 .9%
Alphabet, Inc. , Class A ..................... 310,553 105,386,160
Alphabet, Inc. , Class C , NVS ................. 247,421 82,987,478
Meta Platforms, Inc. , Class A ................. 116,231 66,523,651
254,897,289
a
IT Services  —  1 .1%
Accenture PLC , Class A .................... 32,463 6,160,179
Cloudflare, Inc. , Class A
(a)
................... 16,598 5,064,216
Cognizant Technology Solutions Corp. , Class A ..... 25,065 1,618,697
International Business Machines Corp. .......... 37,310 8,725,690
Okta, Inc. , Class A
(a)
....................... 8,900 1,540,056
Snowflake, Inc. , Class A
(a)
................... 17,428 5,776,162
Twilio, Inc. , Class A
(a)
...................... 7,576 1,785,133
30,670,133
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 14,978 2,300,022
Danaher Corp. .......................... 33,717 7,200,602
Illumina, Inc.
(a)
........................... 7,822 1,671,014
IQVIA Holdings, Inc.
(a)
...................... 8,924 2,330,860
Mettler-Toledo International, Inc.
(a)
............. 1,087 1,527,387
Thermo Fisher Scientific, Inc. ................. 19,669 12,137,740
Waters Corp.
(a)
.......................... 5,233 2,169,759
West Pharmaceutical Services, Inc. ............ 2,814 959,883
30,297,267
a
Machinery  —  1 .6%
Caterpillar, Inc. .......................... 18,283 14,580,144
Cummins, Inc. ........................... 5,459 3,081,060
Deere & Co. ............................ 12,840 8,409,044
Dover Corp. ............................ 7,161 1,390,881
Fortive Corp. ............................ 14,889 876,069
IDEX Corp. ............................. 3,895 890,553
Illinois Tool Works, Inc. ..................... 7,220 1,988,171
Ingersoll Rand, Inc. ....................... 20,576 1,585,381
Nordson Corp. ........................... 2,131 685,585
Otis Worldwide Corp. ...................... 20,322 1,445,504
PACCAR, Inc. ........................... 20,972 2,603,254
Parker-Hannifin Corp. ...................... 4,992 4,889,365
Westinghouse Air Brake Technologies Corp. ....... 6,781 1,938,891
Xylem, Inc. ............................. 12,782 1,407,426
45,771,328
a
Media  —  0 .1%
Charter Communications, Inc. , Class A
(a)
......... 4,321 658,693
Fox Corp. , Class A , NVS .................... 5,261 354,328
News Corp. , Class A , NVS .................. 14,404 442,347
Omnicom Group, Inc. ...................... 11,146 975,610
2,430,978
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 56,004 $ 7,059,864
Nucor Corp. ............................ 8,781 2,192,089
Steel Dynamics, Inc. ....................... 5,399 1,255,915
10,507,868
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 38,836 890,121
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 14,501 1,537,251
Consolidated Edison, Inc. ................... 19,598 2,097,378
Dominion Energy, Inc. ...................... 46,551 3,072,831
DTE Energy Co. ......................... 8,154 1,105,927
NiSource, Inc. ........................... 25,118 1,027,829
Public Service Enterprise Group, Inc. ........... 26,491 1,942,585
Sempra ............................... 25,980 2,122,566
WEC Energy Group, Inc. .................... 8,481 900,428
13,806,795
a
Oil, Gas & Consumable Fuels  —  1 .6%
Chevron Corp. ........................... 48,809 10,061,487
ConocoPhillips .......................... 32,228 4,269,888
Diamondback Energy, Inc. ................... 8,097 1,623,287
EOG Resources, Inc. ...................... 14,091 2,042,631
Expand Energy Corp. ...................... 6,326 620,960
ExxonMobil Holdings Corp. .................. 109,582 17,637,223
Occidental Petroleum Corp. .................. 29,614 1,782,171
ONEOK, Inc. ............................ 33,347 3,201,645
Texas Pacific Land Corp. .................... 3,110 1,164,197
Williams Companies, Inc. (The) ............... 48,481 3,638,499
46,041,988
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 6,468 504,504
United Airlines Holdings, Inc.
(a)
................ 3,142 339,305
843,809
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 12,977 1,327,547
Kenvue, Inc. ............................ 102,051 1,926,723
3,254,270
a
Pharmaceuticals  —  4 .2%
Bristol-Myers Squibb Co. .................... 108,081 7,220,892
Eli Lilly & Co. ........................... 42,370 49,010,650
Johnson & Johnson ....................... 127,410 33,871,948
Merck & Co., Inc. ......................... 130,722 19,315,483
Pfizer, Inc. ............................. 301,659 8,585,215
Zoetis, Inc. , Class A ....................... 22,073 1,701,828
119,706,016
a
Professional Services  —  0 .5%
Automatic Data Processing, Inc. ............... 21,221 6,072,601
Broadridge Financial Solutions, Inc. ............ 6,160 1,123,461
Equifax, Inc. ............................ 6,346 1,200,409
Jacobs Solutions, Inc. ...................... 6,194 923,216
Leidos Holdings, Inc. ...................... 6,298 883,043
Paychex, Inc. ........................... 16,937 2,156,757
TransUnion ............................. 10,151 861,921
Verisk Analytics, Inc. , Class A ................. 6,842 1,325,843
14,547,251
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 11,626 1,695,187
a
Security Shares Value
a
Residential REITs  —  0 .1%
Essex Property Trust, Inc. ................... 3,430 $ 970,553
Mid-America Apartment Communities, Inc. ........ 3,013 388,225
Sun Communities, Inc. ..................... 1,589 192,936
Vivmark Residential ....................... 33,766 2,199,517
3,751,231
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 35,353 838,219
Realty Income Corp. ....................... 49,356 3,024,536
Regency Centers Corp. .................... 8,688 649,602
Simon Property Group, Inc. .................. 17,163 3,644,048
8,156,405
a
Semiconductors & Semiconductor Equipment  —  17 .7%
Advanced Micro Devices, Inc.
(a)
............... 86,305 40,625,490
Analog Devices, Inc. ....................... 25,818 9,349,731
Applied Materials, Inc. ..................... 31,516 14,446,619
Broadcom, Inc. .......................... 239,217 88,591,624
Credo Technology Group Holding Ltd.
(a)
.......... 6,642 1,502,354
Entegris, Inc. ............................ 2,051 277,480
First Solar, Inc.
(a)
......................... 4,008 809,215
Intel Corp.
(a)
............................ 116,382 10,417,353
KLA Corp. .............................. 69,068 12,117,981
Lam Research Corp. ...................... 49,641 14,966,265
Marvell Technology, Inc. .................... 45,194 9,565,762
Microchip Technology, Inc. ................... 28,674 2,106,105
Micron Technology, Inc. ..................... 14,945 14,328,220
Monolithic Power Systems, Inc. ............... 2,463 3,122,517
NVIDIA Corp. ........................... 1,216,810 268,647,312
NXP Semiconductors N.V. ................... 13,367 3,002,763
ON Semiconductor Corp.
(a)
.................. 15,493 1,147,876
QUALCOMM, Inc. ........................ 55,787 9,510,568
Teradyne, Inc. ........................... 6,197 2,167,896
506,703,131
a
Software  —  10 .4%
Adobe, Inc.
(a)
............................ 21,038 6,159,716
Atlassian Corp. , Class A
(a)
................... 8,451 1,640,931
Autodesk, Inc.
(a)
.......................... 11,141 2,880,283
Cadence Design Systems, Inc.
(a)
.............. 14,552 4,929,927
Datadog, Inc. , Class A
(a)
.................... 16,633 3,942,686
Fortinet, Inc.
(a)
........................... 32,961 5,634,024
Gen Digital, Inc. .......................... 27,769 860,839
Intuit, Inc. .............................. 14,477 5,201,586
Microsoft Corp. .......................... 373,514 189,479,917
Oracle Corp. ............................ 68,605 10,230,378
Palantir Technologies, Inc. , Class A
(a)
........... 115,451 21,517,757
Palo Alto Networks, Inc.
(a)
................... 43,135 16,483,178
PTC, Inc.
(a)
............................. 6,268 976,178
Salesforce, Inc. .......................... 42,264 10,884,671
Samsara, Inc. , Class A
(a)
.................... 19,044 777,947
ServiceNow, Inc.
(a)
........................ 54,570 8,075,814
Synopsys, Inc.
(a)
......................... 9,630 4,233,252
Trimble, Inc.
(a)
........................... 906 54,306
Workday, Inc. , Class A
(a)
.................... 10,639 2,100,671
Zscaler, Inc.
(a)
........................... 5,614 1,057,593
297,121,654
a
Specialized REITs  —  0 .6%
American Tower Corp. ..................... 24,609 4,323,801
Digital Realty Trust, Inc. .................... 14,687 2,725,760
Equinix, Inc. ............................ 3,909 4,091,629
Extra Space Storage, Inc. ................... 8,470 1,195,117
Iron Mountain, Inc. ........................ 15,815 1,824,260
Public Storage ........................... 6,632 2,035,958

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Specialized REITs (continued)
SBA Communications Corp. , Class A ............ 5,676 $ 1,076,510
Weyerhaeuser Co. ........................ 28,287 661,067
17,934,102
a
Specialty Retail  —  1 .0%
Best Buy Co., Inc. ........................ 7,818 626,613
Dick's Sporting Goods, Inc. .................. 1,564 211,297
Home Depot, Inc. (The) .................... 52,775 17,301,228
Lowe's Companies, Inc. .................... 14,801 3,029,765
O'Reilly Automotive, Inc.
(a)
................... 21,989 1,952,623
Ross Stores, Inc. ......................... 8,321 1,901,681
Tractor Supply Co. ........................ 20,714 722,919
Ulta Beauty, Inc.
(a)
........................ 2,322 1,247,146
Williams-Sonoma, Inc. ..................... 6,269 1,430,899
28,424,171
a
Technology Hardware, Storage & Peripherals  —  9 .5%
Apple, Inc. ............................. 777,368 246,309,051
Dell Technologies, Inc. , Class C ............... 11,908 5,430,167
Everpure, Inc. , Class A
(a)
.................... 16,712 1,553,380
Hewlett Packard Enterprise Co. ............... 52,688 2,752,421
HP, Inc. ............................... 35,920 1,078,319
NetApp, Inc. ............................ 7,770 1,439,703
Seagate Technology Holdings PLC ............. 8,755 7,252,467
Super Micro Computer, Inc.
(a)
................. 22,337 832,723
Western Digital Corp. ...................... 13,701 6,172,986
272,821,217
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 7,481 651,446
NIKE, Inc. , Class B ....................... 47,747 1,864,998
Tapestry, Inc. ............................ 10,606 1,308,674
3,825,118
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 45,801 $ 2,258,447
Ferguson Enterprises, Inc. ................... 2,555 573,623
United Rentals, Inc. ....................... 3,314 3,439,932
WW Grainger, Inc. ........................ 1,162 1,521,628
7,793,630
a
Water Utilities  —  0 .0%
American Water Works Co., Inc. ............... 10,262 1,418,516
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 25,777 4,651,202
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,316,064,213 ) ............................... 2,857,969,655
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(b) (d) (e)
..................... 326,733 326,830
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (d)
............................ 2,871,365 2,871,365
a
Total Short-Term Securities — 0.1%
(Cost: $ 3,198,194 ) .................................. 3,198,195
Total Investments — 100.0%
(Cost: $ 2,319,262,407 ) ............................... 2,861,167,850
Other Assets Less Liabilities — 0 .0% ..................... 393,085
Net Assets — 100.0% ................................. $ 2,861,560,935
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,495,948 $ — $ (2,169,439)
(a)
$ 516 $ (195) $ 326,830 326,733 $ 7,307
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,651,271 — (779,906)
(a)
— — 2,871,365 2,871,365 107,636 —
BlackRock, Inc. ... 11,183,483 4,805,909 (7,139,896) 1,483,212 (1,328,195) 9,004,513 7,792 193,957 —
$ — $ 1,483,728 $ (1,328,390)
$ 12,202,708
$ 308,900 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
8
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 9 09/18/26 $ 3,465 $ (22,688)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 22,688 $ — $ — $ — $ 22,688
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 691,463 $ — $ — $ — $ 691,463
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (180,272) $ — $ — $ — $ (180,272)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,819,009
a

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 2,857,969,655  $ —  $ —  $ 2,857,969,655
Short-Term Securities
Money Market Funds ....................................... 3,198,195  —  —  3,198,195
$ 2,861,167,850  $ —  $ —  $ 2,861,167,850
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (22,688) $ —  $ —  $ (22,688)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  6 .2%
ASX Ltd. .............................. 17,071 $ 686,577
Brambles Ltd. ........................... 114,885 1,607,942
Commonwealth Bank of Australia .............. 145,179 16,591,086
Computershare Ltd. ....................... 45,836 1,305,008
CSL Ltd. ............................... 41,433 5,075,125
Evolution Mining Ltd. ...................... 175,497 1,869,278
Goodman Group ......................... 173,530 3,440,986
Lynas Rare Earths Ltd.
(a)
.................... 79,482 895,875
Macquarie Group Ltd. ...................... 31,730 5,690,072
Northern Star Resources Ltd. ................. 117,570 1,987,622
PLS Group Ltd. .......................... 267,621 1,033,258
Pro Medicus Ltd. ......................... 4,902 627,923
Qantas Airways Ltd. ....................... 66,485 446,791
QBE Insurance Group Ltd. .................. 128,624 2,045,270
REA Group Ltd. .......................... 4,351 552,479
Scentre Group ........................... 446,537 1,147,451
Sigma Healthcare Ltd. ..................... 443,084 853,163
Suncorp Group Ltd. ....................... 93,944 1,267,579
Telstra Group Ltd. ........................ 335,034 1,120,214
Transurban Group ........................ 272,034 2,783,961
Vicinity Ltd. ............................. 329,359 587,081
Westpac Banking Corp. .................... 296,717 7,332,875
Xero Ltd.
(a)
............................. 13,918 824,239
59,771,855
a
Austria  —  0 .6%
BAWAG Group AG
(b)
....................... 6,308 1,315,760
Erste Group Bank AG ...................... 26,552 3,731,971
Raiffeisen Bank International AG .............. 11,042 817,133
5,864,864
a
Belgium  —  1 .5%
Ageas SA/N.V. .......................... 12,518 1,097,452
Argenx SE
(a)
............................ 5,439 5,583,311
D'ieteren Group .......................... 1,890 392,138
Elia Group SA/N.V. , Class B ................. 3,993 594,478
KBC Group N.V. ......................... 19,781 3,009,894
Lotus Bakeries N.V. ....................... 34 503,755
Sofina SA .............................. 1,373 393,561
UCB SA ............................... 10,579 2,648,179
14,222,768
a
Denmark  —  1 .0%
Coloplast A.S. , Class B ..................... 10,880 773,216
Demant A.S.
(a)
........................... 6,994 312,854
Genmab A.S.
(a)
.......................... 5,169 1,708,201
Novonesis Novozymes B ................... 30,428 2,186,313
Pandora A.S. ........................... 6,623 873,953
Tryg A.S. .............................. 26,828 640,536
Vestas Wind Systems A.S. .................. 84,168 2,791,070
9,286,143
a
Finland  —  1 .2%
Elisa OYJ .............................. 12,906 526,438
Kesko OYJ , Class B ....................... 22,816 594,593
Kone OYJ , Class B ....................... 27,627 1,689,813
Metso OYJ ............................. 54,966 1,135,619
Nokia OYJ ............................. 435,968 4,434,024
Orion OYJ , Class B ....................... 9,665 886,697
Sampo OYJ , Class A ...................... 209,387 2,359,681
11,626,865
a
Security Shares Value
a
France  —  7 .8%
Abivax SA
(a)
............................ 5,673 $ 638,469
Air Liquide SA ........................... 54,366 10,695,113
Amundi SA
(b)
............................ 5,963 652,744
AXA SA ............................... 135,216 6,751,445
Ayvens SA
(b)
............................ 27,143 358,659
BioMerieux ............................. 3,552 308,958
Bouygues SA ........................... 18,667 956,430
Bureau Veritas SA ........................ 27,364 865,988
Capgemini SE ........................... 13,289 1,653,038
Covivio SA ............................. 4,527 263,113
Dassault Systemes SE ..................... 58,037 1,537,060
Eiffage SA ............................. 5,929 748,785
EssilorLuxottica SA ....................... 25,348 4,704,021
Eurofins Scientific SE ...................... 9,580 806,290
Euronext N.V.
(b)
.......................... 6,908 1,307,800
Gecina SA ............................. 3,076 244,312
Getlink SE ............................. 20,077 439,314
Hermes International SCA ................... 2,979 5,449,794
Ipsen SA .............................. 2,906 550,370
Klepierre SA ............................ 18,558 807,143
Legrand SA ............................ 22,094 3,505,441
Orange SA ............................. 160,516 2,872,220
Publicis Groupe SA ....................... 19,761 2,318,084
Rexel SA .............................. 18,458 769,392
Sartorius Stedim Biotech .................... 2,669 607,181
Schneider Electric SE ...................... 47,666 16,315,138
Societe Generale SA ...................... 55,256 4,654,555
Sodexo SA ............................. 6,481 435,093
STMicroelectronics N.V. .................... 54,613 2,733,276
Unibail-Rodamco-Westfield
(a)
................. 9,113 1,030,767
74,979,993
a
Germany  —  7 .7%
adidas AG ............................. 14,064 2,463,271
Allianz SE , Registered ..................... 32,973 17,195,922
Beiersdorf AG ........................... 8,195 750,295
Commerzbank AG ........................ 51,326 2,388,020
Daimler Truck Holding AG ................... 39,563 2,142,456
Deutsche Boerse AG ...................... 15,829 5,289,561
Deutsche Lufthansa AG , Registered ............ 51,931 470,483
Fresenius Medical Care AG .................. 15,466 707,698
Fresenius SE & Co. KGaA ................... 36,500 1,911,006
Hannover Rueck SE ....................... 5,227 1,561,948
Henkel AG & Co. KGaA .................... 7,975 651,699
Hensoldt AG ............................ 5,180 516,358
Infineon Technologies AG ................... 113,360 7,389,607
Knorr-Bremse AG ........................ 5,725 699,999
Merck KGaA
(c)
........................... 11,311 1,820,632
MTU Aero Engines AG ..................... 4,657 1,898,877
Nemetschek SE .......................... 5,002 406,917
QIAGEN N.V. ........................... 18,317 790,850
Rational AG ............................ 498 363,290
SAP SE ............................... 87,923 19,350,977
Siemens Healthineers AG
(b)
.................. 29,271 1,324,959
Symrise AG , Class A ...................... 11,439 1,222,303
Talanx AG .............................. 5,169 748,772
Vonovia SE ............................. 62,675 1,395,993
Zalando SE
(a) (b)
.......................... 16,596 472,207
73,934,100
a
Hong Kong  —  2 .6%
AIA Group Ltd. .......................... 906,600 8,764,647
BOC Hong Kong Holdings Ltd. ................ 332,500 2,230,226
Futu Holdings Ltd. , ADR .................... 4,040 493,446

iShares
®
ESG Advanced MSCI EAFE ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
HKT Trust & HKT Ltd. , Class SS ............... 349,000 $ 543,189
Hong Kong Exchanges & Clearing Ltd. .......... 88,500 4,784,877
Link REIT .............................. 242,100 1,193,183
MTR Corp. Ltd.
(c)
......................... 146,500 603,344
Sino Land Co. Ltd. ........................ 382,000 503,084
SITC International Holdings Co. Ltd. ............ 123,000 747,974
Sun Hung Kai Properties Ltd. ................. 117,000 1,728,105
Swire Pacific Ltd. , Class A ................... 35,000 475,237
Techtronic Industries Co. Ltd. ................. 124,000 2,132,600
WH Group Ltd.
(b)
......................... 721,500 681,067
Wharf Real Estate Investment Co. Ltd. .......... 142,000 557,856
25,438,835
a
Ireland  —  0 .6%
AIB Group PLC .......................... 182,831 2,326,322
Bank of Ireland Group PLC .................. 82,017 1,809,543
Kerry Group PLC , Class A ................... 14,032 1,368,089
5,503,954
a
Israel  —  1 .4%
Azrieli Group Ltd. ......................... 3,777 500,166
Bank Hapoalim BM ....................... 112,969 2,916,894
Bank Leumi Le-Israel BM ................... 127,432 3,248,779
Check Point Software Technologies Ltd.
(a)
........ 6,719 933,336
Enlight Renewable Energy Ltd.
(a) (c)
............. 12,123 947,002
Israel Discount Bank Ltd. , Class A ............. 105,505 1,205,781
Mizrahi Tefahot Bank Ltd. ................... 13,467 1,044,260
Nova Ltd.
(a)
............................. 2,776 975,026
Phoenix Financial Ltd. ..................... 19,625 1,231,249
13,002,493
a
Italy  —  2 .2%
Banca Monte dei Paschi di Siena SpA ........... 163,563 2,197,937
Banco BPM SpA ......................... 85,948 1,604,498
BPER Banca SpA ........................ 122,883 2,033,716
Ferrari N.V. ............................. 10,498 4,444,556
FinecoBank Banca Fineco SpA ............... 52,769 1,452,632
Generali ............................... 63,704 3,295,522
Moncler SpA ............................ 19,053 1,040,329
Poste Italiane SpA ........................ 39,395 1,270,955
Telecom Italia SpA
(a) (c)
...................... 144,859 1,317,645
Terna - Rete Elettrica Nazionale ............... 134,312 1,518,973
Unipol Assicurazioni SpA .................... 30,678 1,005,474
21,182,237
a
Japan  —  29 .9%
Advantest Corp. .......................... 63,500 13,289,746
Aeon Co. Ltd. ........................... 186,600 1,584,998
Ajinomoto Co., Inc. ........................ 74,200 2,494,467
ANA Holdings, Inc. ........................ 15,200 288,470
Asahi Kasei Corp. ........................ 104,300 1,067,606
Asics Corp. ............................. 58,000 1,626,490
Astellas Pharma, Inc. ...................... 150,200 2,226,896
Bandai Namco Holdings, Inc. ................. 43,000 1,540,110
Canon, Inc. ............................. 69,000 2,012,567
Capcom Co. Ltd. ......................... 23,300 621,130
Central Japan Railway Co. .................. 65,300 1,618,792
Chiba Bank Ltd. (The) ...................... 46,100 808,949
Chugai Pharmaceutical Co. Ltd. ............... 58,100 2,514,838
Dai Nippon Printing Co. Ltd. ................. 31,200 603,033
Daifuku Co. Ltd. .......................... 27,100 977,011
Daiichi Life Group, Inc. ..................... 295,800 3,383,160
Daiichi Sankyo Co. Ltd. ..................... 147,200 2,636,106
Daiwa House Industry Co. Ltd. ................ 47,300 1,380,623
Daiwa Securities Group, Inc. ................. 112,200 1,288,373
Security Shares Value
a
Japan (continued)
Denso Corp. ............................ 141,600 $ 1,699,912
Disco Corp. ............................. 7,500 2,692,454
Eisai Co. Ltd. ........................... 23,300 692,471
FANUC Corp. ........................... 80,700 3,023,918
FUJIFILM Holdings Corp. ................... 96,400 2,033,647
Fujikura Ltd. ............................ 130,600 4,452,865
Fujitsu Ltd. ............................. 147,300 3,536,146
Furukawa Electric Co. Ltd. ................... 57,100 1,418,343
Hankyu Hanshin Holdings, Inc. ................ 19,900 585,013
Hikari Tsushin, Inc. ........................ 1,600 404,726
Hoya Corp. ............................. 29,200 4,471,278
Hulic Co. Ltd. ........................... 37,500 418,314
Ibiden Co. Ltd. ........................... 20,000 2,526,097
Isuzu Motors Ltd. ......................... 44,000 624,857
Japan Exchange Group, Inc. ................. 85,600 1,196,155
Japan Post Bank Co. Ltd. ................... 154,100 3,263,650
Japan Post Holdings Co. Ltd. ................. 134,400 2,079,821
Japan Post Insurance Co. Ltd. ................ 45,400 478,989
JX Advanced Metals Corp. .................. 47,500 1,107,725
Kajima Corp. ............................ 34,000 1,024,971
Kao Corp. .............................. 78,300 1,782,681
KDDI Corp. ............................. 253,300 4,679,156
Keyence Corp. .......................... 16,300 8,493,050
Kikkoman Corp. .......................... 60,500 693,664
Kokusai Electric Corp. ..................... 19,000 1,034,074
Komatsu Ltd. ........................... 74,700 3,454,664
Konami Group Corp. ...................... 8,400 1,159,316
Kubota Corp. ........................... 79,400 1,448,650
Kyocera Corp. ........................... 102,100 2,322,824
Kyowa Kirin Co. Ltd. ....................... 20,100 331,005
Lasertec Corp.
(c)
......................... 6,700 1,400,050
LY Corp. ............................... 222,300 774,646
Makita Corp. ............................ 19,200 634,326
MINEBEA MITSUMI, Inc. ................... 29,500 619,578
Mitsubishi Estate Co. Ltd. ................... 92,000 2,165,627
Mitsubishi HC Capital, Inc. ................... 79,100 688,710
Mitsubishi UFJ Financial Group, Inc. ............ 926,300 21,118,372
Mitsui Fudosan Co. Ltd. .................... 217,900 2,061,168
Mitsui Kinzoku Co. Ltd. ..................... 4,700 851,383
Mizuho Financial Group, Inc. ................. 201,400 10,728,275
MS&AD Insurance Group Holdings, Inc. ......... 103,200 3,277,867
Murata Manufacturing Co. Ltd. ................ 140,100 6,226,059
NEC Corp. ............................. 105,900 3,229,129
Nintendo Co. Ltd. ......................... 95,400 5,377,570
Nippon Building Fund, Inc. ................... 672 530,777
Nippon Paint Holdings Co. Ltd. ................ 81,800 617,085
Nippon Sanso Holdings Corp. ................ 15,600 552,514
Nitori Holdings Co. Ltd. ..................... 33,100 631,525
Nitto Denko Corp. ........................ 59,100 1,290,678
Nomura Research Institute Ltd. ............... 31,700 1,049,767
NTT, Inc. .............................. 2,585,600 2,787,914
Obayashi Corp. .......................... 53,400 996,040
Oriental Land Co. Ltd. ..................... 95,500 1,807,597
Otsuka Corp. ........................... 20,500 463,000
Otsuka Holdings Co. Ltd. ................... 36,500 2,799,176
Pan Pacific International Holdings Corp. ......... 158,900 802,181
Rakuten Group, Inc.
(a)
...................... 121,700 587,584
Recruit Holdings Co. Ltd. ................... 115,000 13,024,167
Renesas Electronics Corp. .................. 151,100 3,160,041
Resona Holdings, Inc. ..................... 178,900 2,805,205
Resonac Holdings Corp. .................... 15,800 1,546,561
Ryohin Keikaku Co. Ltd. .................... 44,200 1,197,859
Sanrio Co. Ltd. .......................... 82,600 665,195
SBI Holdings, Inc. ........................ 47,600 983,381

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
SCREEN Holdings Co. Ltd. .................. 13,200 $ 1,110,751
Secom Co. Ltd. .......................... 35,100 1,420,694
Sekisui House Ltd. ........................ 49,200 1,060,850
Shimizu Corp. ........................... 43,000 639,605
Shin-Etsu Chemical Co. Ltd. ................. 141,700 5,305,337
Shionogi & Co. Ltd. ....................... 65,600 1,192,499
Shiseido Co. Ltd. ......................... 35,300 823,443
SMC Corp. ............................. 4,700 2,060,204
SoftBank Corp. .......................... 2,501,400 3,705,179
SoftBank Group Corp. ..................... 322,100 10,376,336
Sompo Holdings, Inc. ...................... 70,500 3,003,730
Sumitomo Metal Mining Co. Ltd. ............... 21,300 1,469,474
Sumitomo Mitsui Financial Group, Inc. ........... 315,200 13,530,827
Sumitomo Mitsui Trust Group, Inc. ............. 217,500 2,407,784
Sumitomo Realty & Development Co. Ltd. ........ 52,800 1,095,205
Suntory Beverage & Food Ltd. ................ 11,300 318,410
Suzuki Motor Corp. ....................... 136,300 1,886,982
T&D Holdings, Inc. ........................ 37,200 1,128,802
Taisei Corp. ............................ 12,200 955,249
TDK Corp. ............................. 163,900 3,138,482
Terumo Corp. ........................... 116,100 1,829,628
Toho Co. Ltd. ........................... 45,700 452,232
Tokio Marine Holdings, Inc. .................. 155,200 7,452,133
Tokyo Electron Ltd. ....................... 38,600 13,510,057
TOPPAN Holdings, Inc. ..................... 18,800 596,041
Toray Industries, Inc. ...................... 110,200 883,929
Unicharm Corp. .......................... 92,600 578,510
West Japan Railway Co. .................... 35,700 673,775
Yamaha Motor Co. Ltd. ..................... 76,800 914,913
Yokohama Financial Group, Inc. ............... 82,800 1,005,034
287,070,903
a
Netherlands  —  10 .2%
ABN AMRO Bank N.V., CVA ................. 53,266 2,582,878
Adyen N.V.
(a) (b)
........................... 2,335 2,828,300
Aegon Ltd. ............................. 106,676 982,843
AerCap Holdings N.V. ...................... 13,706 2,000,254
Akzo Nobel N.V. ......................... 13,315 952,643
ASM International N.V. ..................... 4,081 3,838,039
ASML Holding N.V. ....................... 33,678 57,118,975
ASR Nederland N.V. ....................... 13,913 1,172,446
BE Semiconductor Industries N.V. ............. 6,137 1,397,273
Coca-Cola Europacific Partners PLC ............ 17,146 1,852,111
CVC Capital Partners PLC
(b)
................. 20,397 343,007
DSM-Firmenich AG ....................... 14,074 1,563,131
ING Groep N.V. .......................... 249,441 8,830,333
InPost SA
(a)
............................. 21,627 391,284
Koninklijke KPN N.V. ...................... 331,143 1,589,816
Magnum Ice Cream Co. N.V. (The)
(a)
............ 43,090 884,720
NN Group N.V. .......................... 22,674 2,049,916
Prosus N.V. ............................ 105,104 4,681,983
Universal Music Group N.V. .................. 91,890 1,561,629
Wolters Kluwer N.V. ....................... 19,586 1,611,260
98,232,841
a
New Zealand  —  0 .3%
Auckland International Airport Ltd. ............. 141,849 742,941
Fisher & Paykel Healthcare Corp. Ltd. ........... 50,224 1,319,266
Infratil Ltd. ............................. 78,583 670,827
Meridian Energy Ltd. ...................... 136,203 445,663
3,178,697
a
Norway  —  0 .6%
DNB Bank ASA .......................... 68,946 2,348,096
Gjensidige Forsikring ASA ................... 17,477 529,460
Security Shares Value
a
Norway (continued)
Mowi ASA .............................. 38,872 $ 853,808
Orkla ASA .............................. 59,999 611,992
Salmar ASA ............................ 5,705 347,414
Yara International ASA ..................... 13,853 678,990
5,369,760
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 710,747 923,157
EDP Renewables SA ...................... 29,525 468,264
Jeronimo Martins SGPS SA .................. 25,439 531,198
1,922,619
a
Singapore  —  2 .7%
CapitaLand Ascendas REIT .................. 375,533 723,087
CapitaLand Integrated Commercial Trust ......... 555,739 1,034,009
CapitaLand Investment Ltd. .................. 201,500 419,325
DBS Group Holdings Ltd. ................... 178,720 10,868,224
Grab Holdings Ltd. , Class A
(a) (c)
................ 205,606 727,845
Oversea-Chinese Banking Corp. Ltd. ........... 283,900 7,025,724
Singapore Airlines Ltd. ..................... 130,700 697,656
Singapore Exchange Ltd. ................... 73,700 1,475,317
United Overseas Bank Ltd. .................. 104,200 3,396,174
26,367,361
a
Spain  —  1 .8%
Acciona SA ............................. 2,087 506,566
Aena SME SA
(b)
.......................... 64,718 1,983,759
Amadeus IT Group SA ..................... 37,176 2,519,216
Banco de Sabadell SA ..................... 408,282 1,718,671
Bankinter SA ............................ 57,055 1,101,390
CaixaBank SA ........................... 305,756 4,662,122
Cellnex Telecom SA
(a) (b)
..................... 41,326 1,267,441
Ferrovial N.V. ........................... 41,534 2,429,367
International Consolidated Airlines Group SA , Class DI 99,333 576,410
Mapfre SA ............................. 85,426 442,665
Redeia Corp. SA ......................... 7,817 138,551
17,346,158
a
Sweden  —  4 .9%
AddTech AB , Class B ...................... 22,239 783,272
Assa Abloy AB , Class B .................... 84,934 3,160,601
Beijer Ref AB , Class B ..................... 37,475 541,343
Boliden AB ............................. 24,571 1,445,423
Epiroc AB , Class A ........................ 53,701 1,479,723
Epiroc AB , Class B ........................ 33,924 794,454
Essity AB , Class B ........................ 49,041 1,432,747
Hexagon AB , Class B ...................... 180,481 1,880,445
Indutrade AB ............................ 23,138 607,746
Investor AB , Class B ....................... 150,558 6,477,544
Lifco AB , Class B ......................... 18,061 596,373
Millicom International Cellular SA .............. 8,155 764,613
Nibe Industrier AB , Class B .................. 119,891 533,260
Nordea Bank Abp ........................ 264,750 5,403,670
Sandvik AB ............................. 89,715 3,594,614
Securitas AB , Class B ...................... 41,171 652,200
Skandinaviska Enskilda Banken AB , Class A ...... 123,534 2,884,456
Skanska AB , Class B ...................... 29,158 827,266
SKF AB , Class B ......................... 30,553 883,794
Spotify Technology SA
(a)
.................... 12,710 6,909,410
Svenska Cellulosa AB SCA , Class B ............ 53,421 635,907
Svenska Handelsbanken AB , Class A ........... 116,886 1,801,308
Swedish Orphan Biovitrum AB
(a)
............... 15,115 708,862
Tele2 AB , Class B ........................ 44,530 788,827
Telia Co. AB ............................ 204,411 929,452

iShares
®
ESG Advanced MSCI EAFE ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Verisure PLC
(a) (c)
......................... 22,013 $ 227,290
46,744,600
a
Switzerland  —  9 .8%
ABB Ltd. , Registered ...................... 134,982 13,218,180
Alcon AG .............................. 42,350 3,066,270
Banque Cantonale Vaudoise , Registered ......... 2,465 395,294
Barry Callebaut AG , Registered ............... 312 429,615
Belimo Holding AG , Registered ............... 857 905,712
Galderma Group AG
(a)
..................... 15,890 3,294,825
Geberit AG , Registered ..................... 2,822 1,988,189
Givaudan SA , Registered ................... 797 3,231,756
Helvetia Baloise Holding AG ................. 6,684 1,770,356
Julius Baer Group Ltd. ..................... 18,178 1,687,930
Kuehne + Nagel International AG , Registered ...... 4,115 1,096,932
Lonza Group AG , Registered ................. 6,075 4,329,375
Novartis AG , Registered .................... 158,795 24,152,931
Partners Group Holding AG .................. 1,872 1,695,216
Sandoz Group AG ........................ 35,975 3,021,132
Schindler Holding AG , Participation Certificates , NVS 3,559 1,156,722
Schindler Holding AG , Registered .............. 1,734 550,659
SGS SA , Registered ....................... 14,671 1,681,546
Sika AG , Registered ....................... 13,147 3,118,409
Sonova Holding AG , Registered ............... 4,204 1,205,702
Straumann Holding AG , Registered ............. 9,599 1,113,616
Swiss Life Holding AG , Registered ............. 2,403 2,725,998
Swiss Prime Site AG , Registered .............. 6,831 1,055,407
Swiss Re AG ............................ 25,764 4,468,050
Swisscom AG , Registered ................... 2,228 1,724,436
VAT Group AG
(b)
......................... 2,336 1,734,909
Zurich Insurance Group AG .................. 12,825 9,385,147
94,204,314
a
United Kingdom  —  5 .7%
3i Group PLC ........................... 83,669 3,166,401
Admiral Group PLC ....................... 22,509 1,220,818
Airtel Africa PLC
(b)
........................ 65,641 293,276
Antofagasta PLC ......................... 30,204 1,611,540
Associated British Foods PLC ................ 25,346 699,067
Aviva PLC ............................. 260,170 2,550,077
Bunzl PLC ............................. 27,879 1,049,110
Coca-Cola HBC AG , Class DI
(a)
............... 17,653 1,085,529
Compass Group PLC ...................... 146,997 4,473,402
Diploma PLC ........................... 11,375 1,118,044
Endeavour Mining PLC ..................... 18,248 1,138,697
Haleon PLC ............................ 751,360 3,742,566
Halma PLC ............................. 31,816 1,547,099
Informa PLC ............................ 108,629 1,309,998
InterContinental Hotels Group PLC ............. 12,288 1,971,935
Intertek Group PLC ....................... 13,167 1,034,588
Kingfisher PLC .......................... 149,854 633,407
Land Securities Group PLC .................. 58,794 542,016
Legal & General Group PLC ................. 453,518 1,779,389
London Stock Exchange Group PLC ............ 38,363 4,649,921
M&G PLC .............................. 194,986 918,789
Security Shares Value
a
United Kingdom (continued)
Pearson PLC ........................... 40,996 $ 679,847
Prudential PLC .......................... 220,905 3,004,553
RELX PLC ............................. 152,339 5,466,114
Rentokil Initial PLC ........................ 217,828 1,024,105
Sage Group PLC (The) ..................... 79,697 1,165,001
Schroders PLC .......................... 72,725 573,757
Segro PLC ............................. 105,485 1,359,905
Severn Trent PLC ........................ 23,434 992,517
Smiths Group PLC ........................ 26,129 913,200
Standard Life PLC ........................ 57,387 724,400
United Utilities Group PLC ................... 64,189 1,236,672
Wise Group PLC , Class A
(a)
.................. 62,963 821,650
54,497,390
a
United States  —  0 .4%
Nebius Group N.V. , Class A
(a) (c)
................ 17,428 3,595,745
a
Total Common Stocks — 99.3%
(Cost: $ 799,945,889 ) ................................ 953,344,495
a
Preferred Stocks
Germany  —  0 .2%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 12,966 1,141,425
Sartorius AG , Preference Shares , NVS
(c)
......... 2,122 611,782
a
Total Preferred Stocks — 0.2%
(Cost: $ 1,882,920 ) .................................. 1,753,207
a
Total Long-Term Investments — 99.5%
(Cost: $ 801,828,809 ) ................................ 955,097,702
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 9,124,202 9,126,940
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 183,250 183,250
a
Total Short-Term Securities — 1.0%
(Cost: $ 9,310,097 ) .................................. 9,310,190
Total Investments —  100.5%
(Cost: $ 811,138,906 ) ................................ 964,407,892
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (4,706,403)
Net Assets — 100.0% ................................. $ 959,701,489
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI EAFE ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 505,859 $ 8,621,999
(a)
$ — $ (1,011) $ 93 $ 9,126,940 9,124,202 $ 18,865
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 130,000 53,250
(a)
— — — 183,250 183,250 20,948 —
$ — $ (1,011) $ 93
$ 9,310,190
$ 39,813 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 75 09/10/26 $ 1,942 $ 42,997
Euro STOXX 50 Index .................................................................. 37 09/18/26 2,766 5,725
$ 48,722
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 48,722 $ — $ — $ — $ 48,722
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 1,317,410 $ — $ — $ — $ 1,317,410
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (23,540) $ — $ — $ — $ (23,540)

iShares
®
ESG Advanced MSCI EAFE ETF
Schedule of Investments
(continued)
August 31, 2026
15
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,667,880
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 24,021,677  $ 929,322,818  $ —  $ 953,344,495
Preferred Stocks ........................................... —  1,753,207  —  1,753,207
Short-Term Securities
Money Market Funds ........................................ 9,310,190  —  —  9,310,190
$ 33,331,867  $ 931,076,025  $ —  $ 964,407,892
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 5,725  $ 42,997  $ —  $ 48,722
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  2 .4%
B3 SA - Brasil Bolsa Balcao .................. 146,508 $ 458,619
Banco Bradesco SA ....................... 47,266 138,380
Banco do Brasil SA ....................... 48,594 194,505
BB Seguridade Participacoes SA .............. 18,295 142,644
Engie Brasil Energia SA .................... 9,662 54,785
Equatorial SA ........................... 30,582 216,430
Itau Unibanco Holding SA ................... 14,764 122,693
Localiza Rent a Car SA ..................... 24,274 164,292
Motiva Infraestrutura de Mobilidade SA .......... 30,009 89,537
NU Holdings Ltd. , Class A
(a)
.................. 104,395 1,518,947
Porto Seguro SA ......................... 5,526 52,343
Raia Drogasil SA ......................... 38,156 144,331
Rede D'Or Sao Luiz SA
(b)
................... 21,213 144,025
Rumo SA .............................. 35,193 102,423
Telefonica Brasil SA ....................... 20,694 119,215
TIM SA ............................... 24,309 87,308
XP, Inc. , Class A ......................... 11,725 213,747
3,964,224
a
Chile  —  0 .6%
Banco de Chile .......................... 1,307,522 269,678
Banco de Credito e Inversiones SA ............. 2,204 152,313
Banco Santander Chile ..................... 1,926,014 166,140
Falabella SA ............................ 20,037 132,674
Latam Airlines Group SA .................... 9,783,178 252,826
Plaza SA .............................. 22,386 94,285
1,067,916
a
China  —  25 .8%
360 Security Technology, Inc. , Class A ........... 11,800 16,174
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 3,900 10,691
3SBio, Inc.
(a) (b)
........................... 54,500 111,838
AAC Technologies Holdings, Inc. .............. 21,500 121,673
ACM Research Shanghai, Inc. , Class A .......... 525 23,526
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 1,628 87,613
Agricultural Bank of China Ltd. , Class A .......... 146,200 150,636
Agricultural Bank of China Ltd. , Class H .......... 775,000 626,008
Aier Eye Hospital Group Co. Ltd. , Class A ........ 15,500 18,942
Air China Ltd. , Class A
(a)
.................... 21,100 18,266
Alibaba Health Information Technology Ltd.
(a)
...... 152,000 59,687
Anhui Conch Cement Co. Ltd. , Class A .......... 7,300 19,170
Anhui Conch Cement Co. Ltd. , Class H .......... 33,500 72,357
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 3,500 10,934
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 364 12,929
Anker Innovations Technology Co. Ltd. , Class A .... 970 18,148
APT Medical, Inc. , Class A ................... 246 8,977
Baidu, Inc. , Class A
(a)
...................... 60,050 718,200
Bank of Beijing Co. Ltd. , Class A .............. 37,000 29,465
Bank of Changsha Co. Ltd. , Class A ............ 8,500 12,258
Bank of China Ltd. , Class A .................. 69,900 67,739
Bank of China Ltd. , Class H .................. 1,928,000 1,447,122
Bank of Communications Co. Ltd. , Class A ........ 95,100 102,487
Bank of Communications Co. Ltd. , Class H ....... 214,000 212,559
Bank of Hangzhou Co. Ltd. , Class A ............ 13,200 32,871
Bank of Jiangsu Co. Ltd. , Class A .............. 32,800 59,027
Bank of Nanjing Co. Ltd. , Class A .............. 20,300 35,232
Bank of Ningbo Co. Ltd. , Class A .............. 12,400 62,976
Bank of Shanghai Co. Ltd. , Class A ............. 24,600 34,715
Bank of Suzhou Co. Ltd. , Class A .............. 10,800 14,291
Security Shares Value
a
China (continued)
Beijing Kingsoft Office Software, Inc. , Class A ...... 678 $ 25,157
Beijing New Building Materials PLC , Class A ...... 2,300 5,770
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 2,900 10,316
BeOne Medicines Ltd. , Class H
(a)
.............. 22,915 627,464
Bilibili, Inc. , Class Z
(a) (c)
..................... 7,300 118,661
Bosideng International Holdings Ltd. ............ 136,000 73,980
Caitong Securities Co. Ltd. , Class A ............ 8,900 11,768
China CITIC Bank Corp. Ltd. , Class A ........... 21,600 28,454
China CITIC Bank Corp. Ltd. , Class H ........... 226,000 240,673
China Construction Bank Corp. , Class A ......... 36,800 60,153
China Construction Bank Corp. , Class H ......... 2,425,000 2,931,414
China Energy Engineering Corp. Ltd. , Class A ..... 59,800 22,149
China Everbright Bank Co. Ltd. , Class A ......... 79,000 34,917
China Galaxy Securities Co. Ltd. , Class A ........ 12,100 22,244
China Galaxy Securities Co. Ltd. , Class H ........ 102,000 102,236
China International Capital Corp. Ltd. , Class A ..... 5,900 30,479
China International Capital Corp. Ltd. , Class H
(b)
.... 48,800 139,993
China Jushi Co. Ltd. , Class A ................. 7,271 47,459
China Life Insurance Co. Ltd. , Class A ........... 4,100 23,464
China Life Insurance Co. Ltd. , Class H .......... 214,000 823,309
China Mengniu Dairy Co. Ltd. ................ 83,000 191,520
China Merchants Bank Co. Ltd. , Class A ......... 36,400 217,336
China Merchants Bank Co. Ltd. , Class H ......... 108,500 703,489
China Merchants Port Holdings Co. Ltd. ......... 36,000 73,789
China Merchants Securities Co. Ltd. , Class A ...... 13,000 36,176
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 17,400 16,902
China Minsheng Banking Corp. Ltd. , Class A ...... 62,372 32,769
China Minsheng Banking Corp. Ltd. , Class H ...... 177,500 78,706
China National Building Material Co. Ltd. , Class H
(c)
.. 94,000 43,079
China Overseas Land & Investment Ltd. ......... 110,500 176,033
China Pacific Insurance Group Co. Ltd. , Class A .... 12,300 58,482
China Pacific Insurance Group Co. Ltd. , Class H .... 76,000 292,415
China Resources Land Ltd. .................. 82,000 313,565
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 19,800 98,525
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 3,000 10,941
China Southern Airlines Co. Ltd. , Class A
(a)
........ 18,600 13,839
China State Construction Engineering Corp. Ltd. , Class
A .................................. 68,300 44,010
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 51,300 28,326
China Tourism Group Duty Free Corp. Ltd. , Class A .. 3,450 26,936
China Yangtze Power Co. Ltd. , Class A .......... 42,000 175,610
China Zheshang Bank Co. Ltd. , Class A .......... 41,020 17,707
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 15,160 15,344
Chongqing Rural Commercial Bank Co. Ltd. , Class H 65,000 54,215
Chow Tai Fook Jewellery Group Ltd. ............ 45,400 74,746
CITIC Securities Co. Ltd. , Class A .............. 21,400 88,502
CITIC Securities Co. Ltd. , Class H ............. 37,500 130,639
CNGR Advanced Material Co. Ltd. , Class A ....... 1,400 8,311
Contemporary Amperex Technology Co. Ltd. , Class A 7,700 416,200
Contemporary Amperex Technology Co. Ltd. , Class H 5,000 380,196
CSC Financial Co. Ltd. , Class A ............... 8,900 33,894
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 2,120 13,932
CSPC Pharmaceutical Group Ltd. .............. 232,000 272,632
East Money Information Co. Ltd. , Class A ......... 27,900 80,452
Empyrean Technology Co. Ltd. , Class A .......... 1,100 16,307
Eve Energy Co. Ltd. , Class A ................. 3,600 28,233
Far East Horizon Ltd. ...................... 70,000 63,013
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 8,800 44,039
Foxconn Industrial Internet Co. Ltd. , Class A ....... 18,400 177,629
Full Truck Alliance Co. Ltd. , ADR .............. 20,613 174,592
GDS Holdings Ltd. , Class A
(a)
................. 31,300 125,158

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
China (continued)
Genscript Biotech Corp.
(a)
................... 34,000 $ 146,744
GF Securities Co. Ltd. , Class A ............... 10,600 34,395
GF Securities Co. Ltd. , Class H ............... 28,600 67,648
GoerTek, Inc. , Class A ..................... 7,000 25,224
Goldwind Science & Technology Co. Ltd. , Class A ... 5,600 15,264
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 5,600 32,468
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 3,400 18,422
Guosen Securities Co. Ltd. , Class A ............ 12,800 19,516
Guotai Haitong Securities Co. Ltd. ............. 26,022 69,457
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 66,800 129,354
Guoyuan Securities Co. Ltd. , Class A ........... 7,400 8,488
Haitian International Holdings Ltd. ............. 17,000 39,135
Hangzhou First Applied Material Co. Ltd. , Class A ... 1,500 3,413
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 500 3,927
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 36,000 161,727
Hengan International Group Co. Ltd. ............ 19,000 53,491
Hengtong Optic-electric Co. Ltd. , Class A ......... 4,200 42,058
Horizon Robotics , Class B
(a) (c)
................. 205,800 123,441
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 21,000 328,146
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 600 22,810
Huadong Medicine Co. Ltd. , Class A ............ 2,400 9,740
Huaqin Co. Ltd. , Class A .................... 1,960 23,804
Huatai Securities Co. Ltd. , Class A ............. 12,500 36,104
Huatai Securities Co. Ltd. , Class H
(b)
............ 37,000 83,231
Huaxia Bank Co. Ltd. , Class A ................ 20,800 19,288
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 1,400 12,904
Hundsun Technologies, Inc. , Class A ............ 3,778 12,356
Hwatsing Technology Co. Ltd. , Class A .......... 812 31,472
IEIT Systems Co. Ltd. , Class A ................ 212 2,689
Imeik Technology Development Co. Ltd. , Class A ... 486 6,716
Industrial & Commercial Bank of China Ltd. , Class A . 110,400 132,640
Industrial & Commercial Bank of China Ltd. , Class H . 1,876,000 1,806,857
Industrial Bank Co. Ltd. , Class A ............... 36,600 95,540
Industrial Securities Co. Ltd. , Class A ........... 19,760 17,401
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 12,600 49,682
Innovent Biologics, Inc.
(a) (b)
................... 41,000 540,785
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 2,700 15,161
JCET Group Co. Ltd. , Class A ................ 3,000 33,757
JD Health International, Inc.
(a) (b)
............... 30,450 140,957
JD Logistics, Inc.
(a) (b)
....................... 49,000 68,669
JD.com, Inc. , Class A ...................... 65,950 932,512
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 11,100 76,104
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 5,800 30,379
Kanzhun Ltd. , ADR ....................... 10,702 185,787
KE Holdings, Inc. , Class A ................... 58,629 337,698
Kingnet Network Co. Ltd. , Class A ............. 3,100 7,912
Kingsoft Corp. Ltd. ........................ 25,400 80,275
Kuaishou Technology , Class B
(b)
............... 82,300 350,255
Laopu Gold Co. Ltd. , Class H
(c)
................ 1,100 55,310
Li Auto, Inc. , Class A
(a)
..................... 33,838 204,060
Lingyi iTech Guangdong Co. , Class A ........... 12,200 23,190
Longfor Group Holdings Ltd.
(b) (c)
............... 58,000 46,386
Luxshare Precision Industry Co. Ltd. , Class A ...... 12,600 107,737
Meituan , Class B
(a) (b)
....................... 145,100 1,451,624
MINISO Group Holding Ltd. .................. 13,828 32,456
NAURA Technology Group Co. Ltd. , Class A ....... 1,200 124,923
NetEase, Inc. ........................... 50,675 1,234,926
New Oriental Education & Technology Group, Inc. ... 36,600 211,555
NIO, Inc. , Class A
(a)
....................... 50,150 214,534
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 51,400 280,836
OmniVision Integrated Circuits Group, Inc. ........ 2,100 25,992
Security Shares Value
a
China (continued)
Orient Securities Co. Ltd. , Class A ............. 16,100 $ 22,010
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 19,000 21,043
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 258,000 187,685
Pharmaron Beijing Co. Ltd. , Class A ............ 2,100 13,531
PICC Property & Casualty Co. Ltd. , Class H ....... 200,000 433,189
Ping An Bank Co. Ltd. , Class A ................ 35,400 61,745
Ping An Insurance Group Co. of China Ltd. , Class A . 18,600 154,354
Ping An Insurance Group Co. of China Ltd. , Class H . 177,500 1,273,129
Piotech, Inc. , Class A ...................... 470 47,323
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 18,100 13,383
Pop Mart International Group Ltd.
(b) (c)
............ 14,400 285,834
Postal Savings Bank of China Co. Ltd. , Class A ..... 53,800 42,122
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 245,000 165,425
Sangfor Technologies, Inc. , Class A ............ 700 13,979
Sany Heavy Industry Co. Ltd. , Class A ........... 15,000 44,643
Satellite Chemical Co. Ltd. , Class A ............ 5,700 24,175
Seres Group Co. Ltd. , Class A ................ 2,300 16,981
SF Holding Co. Ltd. , Class A ................. 8,800 41,638
SG Micro Corp. , Class A .................... 1,180 19,988
Shanghai Baosight Software Co. Ltd. , Class A ..... 3,100 8,134
Shanghai Electric Group Co. Ltd. , Class A ........ 22,783 22,528
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 3,500 11,646
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 5,800 14,026
Shanghai Pudong Development Bank Co. Ltd. , Class A 59,500 81,126
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 3,600 12,588
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 10,700 7,757
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 17,699 23,449
Shanghai United Imaging Healthcare Co. Ltd. , Class A 1,368 21,263
Shengyi Technology Co. Ltd. , Class A ........... 4,000 91,073
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 41,100 27,941
Shenzhen Inovance Technology Co. Ltd. , Class A ... 2,300 21,159
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 2,200 54,159
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 1,300 9,662
Shenzhou International Group Holdings Ltd. ....... 24,400 108,880
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 706 14,289
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 2,900 17,541
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 1,800 113,899
Sino Biopharmaceutical Ltd. ................. 289,000 200,371
Sinoma Science & Technology Co. Ltd. , Class A .... 3,100 24,591
Sinomine Resource Group Co. Ltd. , Class A ....... 1,200 9,616
Sinotruk Hong Kong Ltd. .................... 23,500 120,311
SooChow Securities Co. Ltd. , Class A ........... 12,400 15,680
Sungrow Power Supply Co. Ltd. , Class A ......... 3,600 48,957
Sunny Optical Technology Group Co. Ltd. ........ 18,500 167,208
Sunwoda Electronic Co. Ltd. , Class A ........... 3,400 8,805
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 3,100 91,216
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 400 13,241
TAL Education Group , ADR
(a)
................. 7,301 85,714
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 6,900 9,754
Tencent Holdings Ltd. ...................... 141,100 8,104,103
Tencent Music Entertainment Group , ADR ........ 16,700 138,109
Tongcheng Travel Holdings Ltd.
(b)
.............. 38,800 59,467
Tongwei Co. Ltd. , Class A
(a)
.................. 7,400 12,753
Trip.com Group Ltd.
(a)
...................... 16,850 756,345
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 7,800 84,054

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 3,220 $ 12,969
Vipshop Holdings Ltd. , ADR .................. 8,137 106,595
Weichai Power Co. Ltd. , Class A ............... 11,900 48,002
Weichai Power Co. Ltd. , Class H .............. 55,000 222,175
Western Mining Co. Ltd. , Class A .............. 5,200 30,408
WuXi AppTec Co. Ltd. , Class A ................ 4,260 98,134
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 11,340 273,097
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 102,000 632,609
WuXi XDC Cayman, Inc.
(a)
................... 10,500 93,299
Xiamen Tungsten Co. Ltd. , Class A ............. 2,516 20,146
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 492,000 1,727,118
XPeng, Inc. , Class A
(a)
..................... 36,336 206,505
XtalPi Holdings Ltd.
(a)
...................... 80,000 75,706
Yadea Group Holdings Ltd.
(b)
................. 34,000 40,600
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 600 37,413
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 11,500 243,219
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 6,000 9,178
Yunnan Baiyao Group Co. Ltd. , Class A .......... 3,340 25,062
Zangge Mining Co. Ltd. , Class A ............... 2,400 27,922
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 1,100 19,997
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 12,100 25,430
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 9,600 17,813
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 1,700 10,911
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
14,100 65,912
Zhejiang NHU Co. Ltd. , Class A ............... 5,900 23,729
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 3,300 17,800
Zheshang Securities Co. Ltd. , Class A ........... 8,800 12,293
Zhongtai Securities Co. Ltd. , Class A ............ 20,200 17,098
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 12,800 51,490
ZTE Corp. , Class A ....................... 6,500 33,054
ZTE Corp. , Class H
(c)
...................... 20,000 60,544
42,723,912
a
Colombia  —  0 .2%
Grupo Cibest SA ......................... 6,662 175,629
Interconexion Electrica SA ESP ............... 11,972 105,972
281,601
a
Czech Republic  —  0 .1%
Komercni Banka A.S. ...................... 2,005 102,456
Moneta Money Bank A.S.
(b)
.................. 6,262 58,703
161,159
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 66,634 178,640
a
Greece  —  0 .9%
Alpha Bank SA .......................... 45,069 239,034
Eurobank SA ............................ 69,965 371,121
Hellenic Telecommunications Organization SA ..... 3,987 91,499
National Bank of Greece SA ................. 23,909 467,266
Piraeus Bank SA
(a)
........................ 30,867 367,254
1,536,174
a
Hungary  —  0 .6%
OTP Bank Nyrt .......................... 6,247 898,523
Richter Gedeon Nyrt ....................... 3,938 164,157
1,062,680
a
Security Shares Value
a
India  —  10 .5%
Aditya Birla Capital Ltd.
(a)
................... 22,034 $ 94,614
APL Apollo Tubes Ltd.
(a)
.................... 5,443 126,927
Asian Paints Ltd. ......................... 11,205 311,452
AU Small Finance Bank Ltd.
(b)
................ 15,532 177,043
Axis Bank Ltd. ........................... 61,194 834,236
Bajaj Finance Ltd. ........................ 71,703 795,003
Bajaj Finserv Ltd. ......................... 11,456 242,859
Bank of Baroda .......................... 32,085 80,304
Canara Bank ............................ 51,561 68,592
Cholamandalam Investment and Finance Co. Ltd. ... 12,373 241,009
Cipla Ltd. .............................. 14,671 216,907
Colgate-Palmolive India Ltd. ................. 3,552 70,763
Cummins India Ltd. ....................... 3,874 207,476
Dr Reddy's Laboratories Ltd. ................. 14,984 182,521
Eicher Motors Ltd. ........................ 4,005 334,424
Eternal Ltd.
(a)
............................ 138,445 476,307
Federal Bank Ltd. ........................ 52,995 198,254
FSN E-Commerce Ventures Ltd.
(a)
............. 35,800 131,180
GMR Airports Ltd.
(a)
....................... 82,392 80,928
Godrej Properties Ltd. ..................... 4,068 85,929
Havells India Ltd. ......................... 6,113 79,814
HCL Technologies Ltd. ..................... 25,861 355,584
HDFC Bank Ltd. ......................... 328,129 2,437,670
HDFC Life Insurance Co. Ltd.
(b)
............... 27,642 157,565
Hero MotoCorp Ltd. ....................... 3,507 200,476
Hindustan Unilever Ltd. ..................... 20,777 428,937
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 7,474 122,905
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 10,529 57,123
Indian Bank ............................ 2,574 24,250
Indian Hotels Co. Ltd. (The) , Class A ............ 24,802 192,116
IndusInd Bank Ltd. ........................ 16,749 178,562
Info Edge India Ltd. ....................... 9,892 136,234
InterGlobe Aviation Ltd.
(a) (b)
.................. 5,506 301,974
Jio Financial Services Ltd. ................... 75,192 190,401
Kotak Mahindra Bank Ltd. ................... 158,904 698,800
Laurus Labs Ltd.
(b)
........................ 10,013 201,235
Lodha Developers Ltd.
(b)
.................... 8,133 102,288
Lupin Ltd. .............................. 7,009 161,024
Mahindra & Mahindra Ltd. ................... 25,114 865,247
Marico Ltd. ............................. 15,273 131,435
Max Healthcare Institute Ltd. ................. 20,503 224,256
Mphasis Ltd. ............................ 3,610 91,882
Nestle India Ltd. ......................... 17,112 268,808
NHPC Ltd. ............................. 94,921 76,413
Oberoi Realty Ltd. ........................ 3,434 67,281
One 97 Communications Ltd.
(a)
................ 11,238 202,361
Oracle Financial Services Software Ltd. .......... 632 83,151
Page Industries Ltd. ....................... 178 66,884
PB Fintech Ltd.
(a)
......................... 10,156 199,863
Persistent Systems Ltd. .................... 3,025 177,339
Phoenix Mills Ltd. (The) .................... 5,661 112,830
PI Industries Ltd. ......................... 1,917 47,696
Pidilite Industries Ltd. ...................... 8,129 143,997
Power Finance Corp. Ltd. ................... 38,525 135,870
Power Grid Corp. of India Ltd. ................ 121,622 336,578
Punjab National Bank ...................... 66,724 79,910
REC Ltd. .............................. 35,856 121,590
SBI Cards & Payment Services Ltd. ............ 32 216
SBI Life Insurance Co. Ltd.
(b)
................. 13,239 241,809
Shriram Finance Ltd. ...................... 41,117 478,485
State Bank of India ........................ 53,523 595,000
Sundaram Finance Ltd. ..................... 1,804 85,988
Supreme Industries Ltd. .................... 294 10,980
Swiggy Ltd.
(a)
........................... 40,388 119,374

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
India (continued)
Tata Consumer Products Ltd. ................. 15,690 $ 170,813
Tech Mahindra Ltd. ....................... 15,661 267,326
Trent Ltd. .............................. 7,839 236,788
Tube Investments of India Ltd. ................ 2,935 85,591
TVS Motor Co. Ltd. ....................... 6,936 315,760
Union Bank of India Ltd. .................... 46,575 92,129
Varun Beverages Ltd. ...................... 36,851 154,787
Voltas Ltd. ............................. 5,655 70,876
17,342,999
a
Indonesia  —  0 .9%
Bank Central Asia Tbk PT ................... 1,421,200 518,805
Bank Mandiri Persero Tbk PT ................ 1,080,100 257,732
Bank Negara Indonesia Persero Tbk PT ......... 368,900 80,301
Bank Rakyat Indonesia Persero Tbk PT .......... 1,740,247 319,194
Bumi Resources Minerals Tbk PT
(a)
............. 1,618,900 68,439
GoTo Gojek Tokopedia Tbk PT , Class A
(a) (d)
........ 8,482,200 11,619
Telkom Indonesia Persero Tbk PT ............. 1,296,100 189,655
1,445,745
a
Kuwait  —  1 .2%
Boubyan Bank KSCP ...................... 54,359 116,776
Gulf Bank KSCP ......................... 60,152 69,097
Kuwait Finance House KSCP ................. 323,090 804,905
Mabanee Co. KPSC ....................... 20,480 64,750
Mobile Telecommunications Co. KSCP .......... 51,927 101,629
National Bank of Kuwait SAKP ................ 253,275 716,089
Warba Bank KSCP ........................ 69,132 61,950
1,935,196
a
Malaysia  —  1 .5%
AMMB Holdings Bhd ...................... 72,100 123,449
CELCOMDIGI Bhd ........................ 85,200 59,616
CIMB Group Holdings Bhd .................. 227,300 448,890
Gamuda Bhd ........................... 147,000 164,478
Hong Leong Bank Bhd ..................... 19,000 110,814
IHH Healthcare Bhd ....................... 50,600 103,588
Kuala Lumpur Kepong Bhd .................. 13,200 72,049
Malayan Banking Bhd ...................... 140,600 372,586
Maxis Bhd ............................. 61,600 57,034
Press Metal Aluminium Holdings Bhd ........... 109,200 216,911
Public Bank Bhd ......................... 422,700 519,221
RHB Bank Bhd .......................... 52,900 113,963
SD Guthrie Bhd .......................... 62,800 99,207
Telekom Malaysia Bhd ..................... 32,100 61,491
2,523,297
a
Mexico  —  1 .9%
America Movil SAB de CV , Series B ............ 435,066 501,966
Arca Continental SAB de CV ................. 15,010 172,024
Cemex SAB de CV, CPO , NVS ............... 439,035 473,223
Gruma SAB de CV , Class B .................. 4,704 68,419
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 7,786 96,452
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
10,806 222,663
Grupo Aeroportuario del Sureste SAB de CV , Class B 5,102 130,891
Grupo Bimbo SAB de CV , Series A ............. 38,059 132,495
Grupo Financiero Banorte SAB de CV , Class O .... 68,501 775,674
Kimberly-Clark de Mexico SAB de CV , Class A ..... 42,749 100,406
Prologis Property Mexico SA de CV ............ 30,945 140,356
Wal-Mart de Mexico SAB de CV ............... 131,245 363,470
3,178,039
a
Security Shares Value
a
Peru  —  0 .5%
Cia de Minas Buenaventura SAA , ADR .......... 4,762 $ 163,336
Credicorp Ltd. ........................... 1,944 712,243
875,579
a
Philippines  —  0 .2%
Bank of the Philippine Islands ................ 50,350 80,777
BDO Unibank, Inc. ........................ 66,771 124,110
Metropolitan Bank & Trust Co. ................ 56,300 60,230
SM Investments Corp. ..................... 6,290 56,007
321,124
a
Poland  —  1 .5%
Allegro.eu SA
(a) (b)
......................... 27,043 330,309
Asseco Poland SA ........................ 1,602 102,985
Bank Millennium SA
(a)
...................... 18,410 99,988
Bank Polska Kasa Opieki SA ................. 5,116 356,052
Budimex SA ............................ 384 73,254
CD Projekt Red SA
(a)
...................... 1,861 116,882
Erste Bank Polska SA ...................... 1,193 230,564
KGHM Polska Miedz SA .................... 4,076 391,169
LPP SA ............................... 32 178,853
mBank SA
(a)
............................ 365 133,531
Powszechny Zaklad Ubezpieczen SA ........... 15,872 315,727
Zabka Group SA ......................... 11,925 101,031
2,430,345
a
Qatar  —  0 .6%
Al Rayan Bank .......................... 164,749 85,899
Commercial Bank PSQC (The) ................ 89,052 102,585
Qatar Islamic Bank QPSC ................... 46,277 275,356
Qatar National Bank QPSC .................. 124,798 571,562
1,035,402
a
Russia  —  0 .0%
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 12,190 2
PhosAgro PJSC , GDR
(a) (d)
................... 11 —
Polyus PJSC
(a) (d)
......................... 3,290 —
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 1,183 —
VK IPJSC , GDR
(a) (d)
....................... 1,337 —
2
a
Saudi Arabia  —  3 .5%
Al Rajhi Bank ........................... 84,244 1,501,308
Alinma Bank ............................ 42,504 289,126
Arab National Bank ....................... 26,006 154,598
Bank AlBilad ............................ 21,238 147,203
Banque Saudi Fransi ...................... 35,397 204,499
Bupa Arabia for Cooperative Insurance Co. ....... 2,219 91,462
Co. for Cooperative Insurance (The) ............ 2,186 79,084
Dr Sulaiman Al Habib Medical Services Group Co. .. 2,414 149,742
Etihad Etisalat Co. ........................ 10,902 193,413
Jarir Marketing Co. ........................ 16,909 77,755
Riyad Bank ............................. 56,689 314,116
Saudi Arabian Mining Co.
(a)
.................. 33,711 596,411
Saudi Awwal Bank ........................ 29,094 263,749
Saudi Investment Bank (The) ................. 18,126 70,085
Saudi National Bank (The) ................... 84,465 967,238
Saudi Telecom Co. ........................ 58,330 694,752
5,794,541
a
South Africa  —  2 .6%
Bid Corp. Ltd. ............................ 9,838 274,936
Capitec Ltd. ............................ 2,500 722,409
Clicks Group Ltd. ......................... 5,761 71,012
Discovery Ltd. ........................... 15,698 251,763
Naspers Ltd. , Class N ...................... 21,543 1,055,025

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Africa (continued)
NEPI Rockcastle N.V.
(a)
..................... 17,890 $ 168,871
Northam Platinum Holdings Ltd. ............... 10,416 189,106
Pepkor Holdings Ltd.
(b)
..................... 102,030 124,716
Remgro Ltd. ............................ 14,318 172,567
Sanlam Ltd. ............................ 51,719 278,318
Shoprite Holdings Ltd. ..................... 13,780 263,343
Valterra Platinum Ltd. ...................... 7,604 649,790
Vodacom Group Ltd. ...................... 18,104 167,991
4,389,847
a
South Korea  —  14 .1%
Amorepacific Corp. ....................... 848 91,104
Celltrion, Inc.
(a)
.......................... 4,333 598,683
DB Insurance Co. Ltd. ..................... 1,217 160,574
Doosan Co. Ltd. ......................... 210 192,189
Doosan Enerbility Co. Ltd.
(a)
.................. 12,984 777,793
Ecopro Co. Ltd. .......................... 2,953 196,081
Hana Financial Group, Inc. .................. 7,714 766,421
HD Hyundai Electric Co. Ltd. ................. 675 382,918
HLB Co. Ltd.
(a)
........................... 625 16,274
HYBE Co. Ltd.
(a)
......................... 689 90,125
Hyosung Heavy Industries Corp. .............. 149 320,263
Hyundai Glovis Co. Ltd. .................... 1,088 164,235
Industrial Bank of Korea .................... 6,351 95,940
KakaoBank Corp. ........................ 5,036 80,249
KB Financial Group, Inc. .................... 9,709 1,217,934
Korea Investment Holdings Co. Ltd. ............ 1,209 168,877
Krafton, Inc.
(a)
........................... 776 128,432
LG Corp. .............................. 2,461 213,789
LG Energy Solution Ltd.
(a)
................... 1,357 373,892
LG Innotek Co. Ltd. ....................... 416 193,542
LG Uplus Corp. .......................... 3,029 33,113
LS Electric Co. Ltd. ....................... 2,168 326,260
Mirae Asset Securities Co. Ltd. ................ 5,671 142,701
NH Investment & Securities Co. Ltd. ............ 3,844 74,239
POSCO Future M Co. Ltd. ................... 965 140,610
Samsung Electro-Mechanics Co. Ltd. ........... 1,617 1,705,327
Samsung Episholdings Co. Ltd.
(a)
.............. 26 7,344
Samsung Fire & Marine Insurance Co. Ltd. ....... 829 401,266
Samsung Life Insurance Co. Ltd. .............. 2,318 515,228
Samsung SDI Co. Ltd.
(a)
.................... 1,735 728,179
Samsung SDS Co. Ltd. ..................... 1,117 195,095
Samyang Foods Co. Ltd. .................... 117 130,962
Shinhan Financial Group Co. Ltd. .............. 11,957 952,009
SK hynix, Inc. ........................... 7,507 9,085,629
SK Square Co. Ltd.
(a)
...................... 2,665 1,992,469
SK Telecom Co. Ltd. ....................... 3,033 207,671
Woori Financial Group, Inc. .................. 18,685 457,969
Yuhan Corp. ............................ 1,357 83,017
23,408,403
a
Taiwan  —  24 .5%
Accton Technology Corp. ................... 15,000 960,339
Advantech Co. Ltd. ....................... 13,599 289,828
Airtac International Group ................... 4,000 179,654
ASE Technology Holding Co. Ltd. .............. 96,000 1,768,391
Asia Vital Components Co. Ltd. ............... 9,000 971,418
ASPEED Technology, Inc. ................... 1,100 556,594
Asustek Computer, Inc. ..................... 19,000 598,124
Cathay Financial Holding Co. Ltd. .............. 272,080 948,295
Chailease Holding Co. Ltd. .................. 43,465 160,220
Chang Hwa Commercial Bank Ltd. ............. 214,947 170,410
China Steel Corp. ........................ 325,000 194,125
Chroma ATE, Inc. ......................... 10,000 618,117
Chunghwa Telecom Co. Ltd. ................. 106,000 454,419
Security Shares Value
a
Taiwan (continued)
CTBC Financial Holding Co. Ltd. .............. 477,000 $ 973,073
Delta Electronics, Inc. ...................... 56,000 3,248,826
E Ink Holdings, Inc. ....................... 23,000 113,419
E.Sun Financial Holding Co. Ltd. .............. 413,155 517,770
Eva Airways Corp. ........................ 71,000 93,984
Evergreen Marine Corp. Taiwan Ltd. ............ 31,000 228,253
Far EasTone Telecommunications Co. Ltd. ........ 50,000 159,175
First Financial Holding Co. Ltd. ................ 307,186 341,829
Fortune Electric Co. Ltd. .................... 4,740 108,827
Fubon Financial Holding Co. Ltd. .............. 240,496 1,091,830
Globalwafers Co. Ltd. ...................... 7,000 201,312
Gold Circuit Electronics Ltd. .................. 10,000 366,875
Hotai Motor Co. Ltd. ....................... 7,100 114,826
Hua Nan Financial Holdings Co. Ltd. ............ 266,031 346,877
Innolux Corp. ........................... 212,861 334,630
KGI Financial Holding Co. Ltd. ................ 430,190 459,231
King Slide Works Co. Ltd. ................... 2,000 893,275
Lite-On Technology Corp. ................... 54,000 518,727
Lotes Co. Ltd. ........................... 2,000 106,417
MediaTek, Inc. ........................... 42,000 5,196,408
Mega Financial Holding Co. Ltd. ............... 321,960 492,847
MPI Corp. .............................. 2,000 323,102
Nanya Technology Corp. .................... 37,000 632,920
Novatek Microelectronics Corp. ............... 15,000 255,386
PharmaEssentia Corp. ..................... 9,616 422,655
Realtek Semiconductor Corp. ................ 14,000 318,388
Shanghai Commercial & Savings Bank Ltd. (The) ... 101,307 137,020
SinoPac Financial Holdings Co. Ltd. ............ 343,027 444,591
Taiwan Business Bank ..................... 14,386 7,686
Taiwan Cooperative Financial Holding Co. Ltd. ..... 321,973 259,335
Taiwan Mobile Co. Ltd. ..................... 48,000 175,496
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 110,000 8,266,700
TS Financial Holding Co. Ltd. ................. 642,439 780,740
Uni-President Enterprises Corp. ............... 134,000 321,835
United Microelectronics Corp. ................ 325,000 1,322,115
Vanguard International Semiconductor Corp. ...... 35,000 167,034
Wistron Corp. ........................... 87,000 488,146
Wiwynn Corp. ........................... 3,000 670,369
Yageo Corp. ............................ 44,380 761,970
Yuanta Financial Holding Co. Ltd. .............. 318,052 655,689
Zhen Ding Technology Holding Ltd. ............. 22,000 346,230
40,535,752
a
Thailand  —  1 .4%
Advanced Info Service PCL , NVDR ............. 27,900 298,392
Airports of Thailand PCL , NVDR ............... 112,100 214,328
Bangkok Dusit Medical Services PCL , NVDR ...... 311,900 184,212
Bumrungrad Hospital PCL , NVDR ............. 16,700 96,368
CP ALL PCL , NVDR ....................... 149,300 207,949
Delta Electronics Thailand PCL , NVDR .......... 89,600 670,509
Kasikornbank PCL , NVDR ................... 16,800 125,604
Krung Thai Bank PCL , NVDR ................ 100,200 130,578
Minor International PCL , NVDR ............... 77,300 51,602
SCB X PCL , NVDR ....................... 24,100 109,676
TMBThanachart Bank PCL , NVDR ............. 761,400 68,369
True Corp. PCL , NVDR ..................... 321,200 126,696
2,284,283
a
Turkey  —  0 .3%
Akbank TAS ............................ 90,611 134,631
BIM Birlesik Magazalar A.S. .................. 23,789 199,786
Turk Hava Yollari AO ...................... 15,728 98,293
Turkcell Iletisim Hizmetleri A.S. ................ 34,908 68,962

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Turkey (continued)
Yapi ve Kredi Bankasi A.S.
(a)
................. 94,709 $ 71,550
573,222
a
United Arab Emirates  —  2 .1%
Abu Dhabi Commercial Bank PJSC ............ 91,716 373,897
Abu Dhabi Islamic Bank PJSC ................ 42,423 263,890
Air Arabia PJSC .......................... 67,749 92,195
Aldar Properties PJSC ..................... 99,376 206,878
Dubai Islamic Bank PJSC ................... 84,985 166,152
Emaar Properties PJSC .................... 179,291 521,892
Emirates NBD Bank PJSC ................... 54,918 448,776
Emirates Telecommunications Group Co. PJSC .... 98,783 573,010
First Abu Dhabi Bank PJSC .................. 128,103 688,412
Salik Co. PJSC .......................... 49,955 73,525
3,408,627
a
Total Common Stocks — 98.0%
(Cost: $ 113,575,943 ) ................................ 162,458,709
a
Preferred Stocks
Brazil  —  1 .4%
Banco Bradesco SA , Preference Shares , NVS ..... 162,784 540,042
Gerdau SA , Preference Shares , NVS ........... 37,494 171,784
Itau Unibanco Holding SA , Preference Shares , NVS . 155,241 1,184,033
Itausa SA , Preference Shares , NVS ............ 164,179 415,078
2,310,937
a
Chile  —  0 .2%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 4,035 328,565
a
Security Shares Value
a
Colombia  —  0 .2%
Grupo Cibest SA , Preference Shares ........... 13,109 $ 298,345
a
Total Preferred Stocks — 1.8%
(Cost: $ 1,949,910 ) .................................. 2,937,847
a
Total Long-Term Investments — 99.8%
(Cost: $ 115,525,853 ) ................................ 165,396,556
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 2,184,732 2,185,387
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 744,848 744,848
a
Total Short-Term Securities — 1.7%
(Cost: $ 2,930,024 ) .................................. 2,930,235
Total Investments —  101.5%
(Cost: $ 118,455,877 ) ................................ 168,326,791
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (2,522,808)
Net Assets — 100.0% ................................. $ 165,803,983
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,339,659 $ 845,531
(a)
$ — $ (14) $ 211 $ 2,185,387 2,184,732 $ 22,323
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 410,000 334,848
(a)
— — — 744,848 744,848 19,893 —
$ — $ (14) $ 211
$ 2,930,235
$ 42,216 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI EM ETF
22
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 4 09/18/26 $ 342 $ 11,805
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 11,805 $ — $ — $ — $ 11,805
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 69,152 $ — $ — $ — $ 69,152
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 11,263 $ — $ — $ — $ 11,263
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 654,748
a

iShares
®
ESG Advanced MSCI EM ETF
Schedule of Investments
(continued)
August 31, 2026
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 13,522,652  $ 148,924,436  $ 11,621  $ 162,458,709
Preferred Stocks ........................................... 2,937,847  —  —  2,937,847
Short-Term Securities
Money Market Funds ........................................ 2,930,235  —  —  2,930,235
$ 19,390,734  $ 148,924,436  $ 11,621  $ 168,326,791
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 11,805  $ —  $ —  $ 11,805
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
ATI, Inc.
(a)
.............................. 7,815 $ 1,595,823
Axon Enterprise, Inc.
(a)
..................... 4,480 2,538,189
FTAI Aviation Ltd. ......................... 5,875 1,116,837
5,250,849
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,890 1,031,157
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a)
.............. 54,485 875,029
a
Banks  —  1 .7%
Citizens Financial Group, Inc. ................ 24,922 1,716,378
Fifth Third Bancorp ....................... 53,127 2,856,639
Huntington Bancshares, Inc. ................. 119,549 1,994,675
KeyCorp ............................... 53,424 1,154,493
M&T Bank Corp. ......................... 8,513 1,991,531
PNC Financial Services Group, Inc. (The) ........ 23,435 5,615,729
Regions Financial Corp. .................... 50,141 1,498,213
Truist Financial Corp. ...................... 71,752 3,557,464
U.S. Bancorp ........................... 91,493 5,634,139
26,019,261
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 79,912 2,545,996
a
Biotechnology  —  1 .4%
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,806 1,878,826
Biogen, Inc.
(a)
........................... 8,615 1,866,440
Incyte Corp.
(a)
........................... 9,935 1,224,191
Insmed, Inc.
(a)
........................... 12,342 1,503,502
Neurocrine Biosciences, Inc.
(a)
................ 5,600 862,568
Regeneron Pharmaceuticals, Inc. .............. 6,051 4,835,233
United Therapeutics Corp.
(a)
.................. 2,244 1,145,293
Vertex Pharmaceuticals, Inc.
(a)
................ 14,921 8,124,783
21,440,836
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 22,167 2,295,615
MercadoLibre, Inc.
(a) (b)
...................... 2,676 5,181,271
7,476,886
a
Building Products  —  0 .5%
Lennox International, Inc. ................... 1,842 704,823
Masco Corp. ............................ 11,908 859,281
Trane Technologies PLC .................... 12,988 5,771,867
7,335,971
a
Capital Markets  —  5 .1%
Ameriprise Financial, Inc. ................... 5,281 2,920,974
Ares Management Corp. , Class A .............. 12,330 1,765,286
Bank of New York Mellon Corp. (The) ........... 39,852 6,427,331
BlackRock, Inc.
(c)
......................... 8,658 10,005,271
Cboe Global Markets, Inc. ................... 6,102 1,831,820
Charles Schwab Corp. (The) ................. 97,041 10,657,043
CME Group, Inc. , Class A ................... 21,293 6,079,152
Intercontinental Exchange, Inc. ............... 33,162 5,329,133
LPL Financial Holdings, Inc. .................. 4,711 1,743,706
Moody's Corp. ........................... 8,721 4,400,965
Nasdaq, Inc. ............................ 26,698 2,632,690
Northern Trust Corp. ....................... 10,325 1,915,907
Raymond James Financial, Inc. ............... 10,302 1,835,507
Robinhood Markets, Inc. , Class A
(a)
............. 44,147 4,627,047
S&P Global, Inc. ......................... 17,783 7,750,543
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 16,256 $ 3,111,073
T Rowe Price Group, Inc. ................... 12,585 1,400,459
Tradeweb Markets, Inc. , Class A ............... 6,813 733,760
75,167,667
a
Chemicals  —  1 .4%
Air Products and Chemicals, Inc. .............. 12,752 3,946,234
CF Industries Holdings, Inc. .................. 9,039 1,175,341
International Flavors & Fragrances, Inc. .......... 14,628 1,262,835
Linde PLC ............................. 27,183 13,308,253
PPG Industries, Inc. ....................... 13,162 1,476,382
21,169,045
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 19,954 4,026,518
Copart, Inc.
(a)
........................... 50,299 1,659,364
Republic Services, Inc. , Class A ............... 11,788 2,604,205
Rollins, Inc. ............................. 16,838 607,347
Veralto Corp. ............................ 14,459 1,425,223
10,322,657
a
Communications Equipment  —  3 .5%
Arista Networks, Inc.
(a)
..................... 62,865 12,302,052
Ciena Corp.
(a)
........................... 8,302 3,178,006
Cisco Systems, Inc. ....................... 231,500 25,578,435
F5, Inc.
(a)
.............................. 3,324 1,353,300
Lumentum Holdings, Inc.
(a)
.................. 4,570 4,180,453
Motorola Solutions, Inc. .................... 9,751 4,732,160
51,324,406
a
Construction & Engineering  —  0 .6%
Comfort Systems USA, Inc. .................. 2,062 3,187,069
Quanta Services, Inc. ...................... 8,802 5,343,606
8,530,675
a
Construction Materials  —  0 .5%
CRH PLC .............................. 39,165 3,692,868
Martin Marietta Materials, Inc. ................ 3,535 1,833,604
Vulcan Materials Co. ...................... 7,650 2,062,287
7,588,759
a
Consumer Finance  —  1 .4%
American Express Co. ..................... 31,059 10,254,750
Capital One Financial Corp. .................. 34,373 7,373,352
SoFi Technologies, Inc.
(a)
.................... 74,872 1,338,711
Synchrony Financial ....................... 19,757 1,522,870
20,489,683
a
Consumer Staples Distribution & Retail  —  0 .4%
Dollar General Corp. ...................... 12,934 1,639,384
Dollar Tree, Inc.
(a)
......................... 10,723 1,357,425
Sysco Corp. ............................ 28,066 2,275,591
5,272,400
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 26,927 1,235,680
Ball Corp. .............................. 14,737 927,989
International Paper Co. ..................... 29,559 1,121,173
3,284,842
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 8,130 1,102,997
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 12,946 905,702
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Diversified Telecommunication Services  —  1 .9%
AT&T, Inc. .............................. 408,110 $ 10,565,968
Comcast Corp. , Class A .................... 209,260 5,570,501
Verizon Communications, Inc. ................ 245,209 12,265,354
28,401,823
a
Electrical Equipment  —  0 .9%
Bloom Energy Corp. , Class A
(a)
................ 15,842 3,268,205
Eaton Corp. PLC ......................... 22,807 9,165,677
nVent Electric PLC ........................ 9,499 1,431,974
13,865,856
a
Electronic Equipment, Instruments & Components  —  1 .5%
CDW Corp. ............................. 7,474 1,132,909
Coherent Corp.
(a)
......................... 10,890 3,025,569
Corning, Inc. ............................ 46,758 6,954,317
Fabrinet
(a)
.............................. 2,106 869,630
Flex Ltd.
(a)
.............................. 21,483 2,347,018
Jabil, Inc. .............................. 6,199 1,892,307
Keysight Technologies, Inc.
(a)
................. 10,069 3,249,266
TE Connectivity PLC ...................... 17,144 3,518,806
22,989,822
a
Entertainment  —  0 .1%
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 12,504 1,249,775
a
Financial Services  —  5 .2%
Affirm Holdings, Inc. , Class A
(a)
................ 16,302 1,213,684
Apollo Global Management, Inc. ............... 24,610 3,361,234
Fidelity National Information Services, Inc. ........ 30,359 1,237,736
Fiserv, Inc.
(a)
............................ 31,410 1,674,467
Global Payments, Inc. ..................... 13,750 1,251,938
Mastercard, Inc. , Class A .................... 47,649 28,080,032
PayPal Holdings, Inc. ...................... 49,220 2,592,171
Toast, Inc. , Class A
(a)
...................... 28,792 981,519
Visa, Inc. , Class A ........................ 97,483 36,982,126
77,374,907
a
Food Products  —  0 .2%
General Mills, Inc. ........................ 31,342 1,291,290
Hershey Co. (The) ........................ 8,642 1,522,807
2,814,097
a
Ground Transportation  —  0 .3%
JB Hunt Transport Services, Inc. .............. 4,292 1,139,397
Old Dominion Freight Line, Inc. ............... 11,015 2,202,560
XPO, Inc.
(a)
............................. 6,713 1,302,255
4,644,212
a
Health Care Equipment & Supplies  —  1 .4%
Dexcom, Inc.
(a)
.......................... 22,664 2,063,784
Edwards Lifesciences Corp.
(a)
................ 33,844 3,071,343
GE HealthCare Technologies, Inc. ............. 26,779 1,907,468
IDEXX Laboratories, Inc.
(a)
................... 4,633 2,579,145
Medline, Inc. , Class A
(a)
..................... 21,845 765,230
ResMed, Inc. ........................... 8,472 2,034,127
Stryker Corp. ........................... 20,266 6,562,131
Zimmer Biomet Holdings, Inc. ................ 11,328 1,133,253
20,116,481
a
Health Care Providers & Services  —  0 .9%
Elevance Health, Inc. ...................... 12,738 5,000,175
HCA Healthcare, Inc. ...................... 9,121 3,780,198
Humana, Inc. ........................... 7,045 2,699,855
Labcorp Holdings, Inc. ..................... 4,842 1,610,740
13,090,968
a
Security Shares Value
a
Health Care REITs  —  0 .8%
Ventas, Inc. ............................ 28,555 $ 2,603,359
Welltower, Inc. ........................... 41,462 9,794,983
12,398,342
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 8,633 2,466,362
a
Hotels, Restaurants & Leisure  —  1 .3%
Booking Holdings, Inc. ..................... 45,512 9,060,984
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 75,341 2,865,218
Darden Restaurants, Inc. ................... 6,742 1,444,541
Expedia Group, Inc. ....................... 6,725 2,132,632
Hilton Worldwide Holdings, Inc. ............... 13,396 4,236,887
19,740,262
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 14,990 2,166,954
Garmin Ltd. ............................. 9,605 2,728,876
NVR, Inc.
(a)
............................. 151 953,600
PulteGroup, Inc. ......................... 11,172 1,411,247
SharkNinja, Inc.
(a)
......................... 4,987 959,948
8,220,625
a
Household Products  —  0 .2%
Church & Dwight Co., Inc. ................... 13,895 1,386,443
Kimberly-Clark Corp. ...................... 19,491 2,104,054
3,490,497
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 54,686 7,651,665
a
Insurance  —  3 .8%
Allstate Corp. (The) ....................... 15,119 3,897,678
American International Group, Inc. ............. 31,253 2,386,479
Aon PLC , Class A ........................ 11,939 3,838,627
Arch Capital Group Ltd.
(a)
................... 20,008 1,962,185
Arthur J Gallagher & Co. .................... 15,083 3,954,008
Brown & Brown, Inc. ....................... 16,967 1,224,508
Chubb Ltd. ............................. 20,511 6,945,025
Cincinnati Financial Corp. ................... 9,172 1,558,323
Everest Group Ltd. ........................ 2,344 878,180
Hartford Insurance Group, Inc. (The) ............ 16,123 2,214,978
Markel Group, Inc.
(a)
....................... 739 1,332,351
Marsh & McLennan Companies, Inc. ............ 28,274 5,366,405
MetLife, Inc. ............................ 32,123 3,057,146
Principal Financial Group, Inc. ................ 12,720 1,401,235
Progressive Corp. (The) .................... 34,316 7,483,633
Prudential Financial, Inc. .................... 20,290 2,386,104
Travelers Companies, Inc. (The) ............... 12,251 4,483,008
W R Berkley Corp. ........................ 12,642 854,094
Willis Towers Watson PLC ................... 5,545 1,877,260
57,101,227
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 35,942 6,820,354
Cloudflare, Inc. , Class A
(a)
................... 18,421 5,620,432
MongoDB, Inc. , Class A
(a)
................... 4,598 2,084,595
Okta, Inc. , Class A
(a)
....................... 9,757 1,688,351
Snowflake, Inc. , Class A
(a)
................... 19,340 6,409,856
Twilio, Inc. , Class A
(a)
...................... 8,449 1,990,838
VeriSign, Inc. ........................... 4,824 1,390,663
26,005,089
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 16,589 2,547,407
Danaher Corp. .......................... 37,365 7,979,669

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Life Sciences Tools & Services (continued)
Illumina, Inc.
(a)
........................... 8,664 $ 1,850,890
IQVIA Holdings, Inc.
(a)
...................... 9,803 2,560,446
Mettler-Toledo International, Inc.
(a)
............. 1,189 1,670,712
Thermo Fisher Scientific, Inc. ................. 21,827 13,469,442
Waters Corp.
(a)
.......................... 5,770 2,392,415
West Pharmaceutical Services, Inc. ............ 4,149 1,415,265
33,886,246
a
Machinery  —  2 .7%
Cummins, Inc. ........................... 8,092 4,567,125
Deere & Co. ............................ 14,262 9,340,326
Fortive Corp. ............................ 16,713 983,393
IDEX Corp. ............................. 4,377 1,000,757
Illinois Tool Works, Inc. ..................... 16,069 4,424,920
Nordson Corp. ........................... 3,115 1,002,158
Otis Worldwide Corp. ...................... 22,688 1,613,797
PACCAR, Inc. ........................... 30,874 3,832,390
Parker-Hannifin Corp. ...................... 7,404 7,251,774
Snap-on, Inc. ........................... 3,060 1,182,109
Westinghouse Air Brake Technologies Corp. ....... 9,988 2,855,869
Xylem, Inc. ............................. 13,961 1,537,246
39,591,864
a
Media  —  0 .3%
AppLovin Corp. , Class A
(a)
................... 13,473 4,204,384
a
Metals & Mining  —  0 .2%
Coeur Mining, Inc. ........................ 60,444 1,256,026
Steel Dynamics, Inc. ....................... 8,091 1,882,129
3,138,155
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 43,040 986,477
a
Passenger Airlines  —  0 .0%
United Airlines Holdings, Inc.
(a)
................ 4,776 515,760
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,509 1,484,271
a
Pharmaceuticals  —  0 .8%
Bristol-Myers Squibb Co. .................... 119,941 8,013,258
Royalty Pharma PLC , Class A ................ 24,126 1,481,578
Zoetis, Inc. , Class A ....................... 24,693 1,903,830
11,398,666
a
Professional Services  —  1 .1%
Automatic Data Processing, Inc. ............... 23,479 6,718,751
Broadridge Financial Solutions, Inc. ............ 6,866 1,252,221
Equifax, Inc. ............................ 7,071 1,337,550
Jacobs Solutions, Inc. ...................... 6,906 1,029,339
Paychex, Inc. ........................... 18,798 2,393,737
SS&C Technologies Holdings, Inc. ............. 12,377 1,026,920
TransUnion ............................. 11,292 958,804
Verisk Analytics, Inc. , Class A ................. 7,696 1,491,331
16,208,653
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 17,199 2,507,786
a
Residential REITs  —  0 .3%
Invitation Homes, Inc. ...................... 31,678 923,097
Mid-America Apartment Communities, Inc. ........ 6,836 880,819
Vivmark Residential ....................... 42,039 2,738,420
4,542,336
a
Security Shares Value
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 39,475 $ 935,952
Realty Income Corp. ....................... 54,743 3,354,651
Regency Centers Corp. .................... 9,671 723,101
5,013,704
a
Semiconductors & Semiconductor Equipment  —  36 .3%
Advanced Micro Devices, Inc.
(a)
............... 95,773 45,082,267
Analog Devices, Inc. ....................... 28,640 10,371,690
Applied Materials, Inc. ..................... 46,633 21,376,101
Broadcom, Inc. .......................... 265,465 98,312,308
Credo Technology Group Holding Ltd.
(a)
.......... 9,857 2,229,555
Entegris, Inc. ............................ 8,921 1,206,922
First Solar, Inc.
(a)
......................... 5,963 1,203,930
Intel Corp.
(a)
............................ 258,302 23,120,612
KLA Corp. .............................. 76,724 13,461,226
Lam Research Corp. ...................... 73,452 22,145,043
Marvell Technology, Inc. .................... 50,152 10,615,172
Microchip Technology, Inc. ................... 31,813 2,336,665
Micron Technology, Inc. ..................... 66,335 63,597,354
Monolithic Power Systems, Inc. ............... 2,736 3,468,619
NVIDIA Corp. ........................... 852,979 188,320,704
NXP Semiconductors N.V. ................... 14,861 3,338,375
ON Semiconductor Corp.
(a)
.................. 22,859 1,693,623
QUALCOMM, Inc. ........................ 61,907 10,553,905
Teradyne, Inc. ........................... 9,189 3,214,588
Texas Instruments, Inc. ..................... 53,412 13,935,725
539,584,384
a
Software  —  6 .4%
Adobe, Inc.
(a)
............................ 23,347 6,835,768
Atlassian Corp. , Class A
(a)
................... 9,376 1,820,538
Autodesk, Inc.
(a)
.......................... 12,382 3,201,119
Cadence Design Systems, Inc.
(a)
.............. 16,202 5,488,914
Datadog, Inc. , Class A
(a)
.................... 18,459 4,375,521
Fair Isaac Corp.
(a)
......................... 1,328 1,523,495
Fortinet, Inc.
(a)
........................... 36,577 6,252,107
Gen Digital, Inc. .......................... 31,152 965,712
Intuit, Inc. .............................. 16,066 5,772,514
Oracle Corp. ............................ 101,511 15,137,320
Palo Alto Networks, Inc.
(a)
................... 47,869 18,292,181
PTC, Inc.
(a)
............................. 6,784 1,056,540
Roper Technologies, Inc. .................... 5,927 2,516,841
Samsara, Inc. , Class A
(a)
.................... 21,057 860,178
ServiceNow, Inc.
(a)
........................ 60,556 8,961,682
Strategy, Inc. , Class A
(a)
.................... 15,234 2,025,208
Synopsys, Inc.
(a)
......................... 10,686 4,697,459
Trimble, Inc.
(a)
........................... 938 56,224
Workday, Inc. , Class A
(a)
.................... 11,806 2,331,095
Zoom Communications, Inc. , Class A
(a)
.......... 14,050 1,358,354
Zscaler, Inc.
(a)
........................... 6,156 1,159,698
94,688,468
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 27,372 4,809,261
Crown Castle, Inc. ........................ 25,637 1,952,001
Digital Realty Trust, Inc. .................... 21,731 4,033,056
Equinix, Inc. ............................ 5,785 6,055,275
Iron Mountain, Inc. ........................ 17,460 2,014,011
Public Storage ........................... 9,850 3,023,852
SBA Communications Corp. , Class A ............ 6,235 1,182,530
23,069,986
a
Specialty Retail  —  3 .7%
AutoZone, Inc.
(a)
......................... 958 2,865,608
Best Buy Co., Inc. ........................ 11,760 942,564

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Burlington Stores, Inc.
(a)
.................... 3,690 $ 958,514
Carvana Co. , Class A
(a) (b)
.................... 37,790 2,776,053
Dick's Sporting Goods, Inc. .................. 3,553 480,010
Home Depot, Inc. (The) .................... 58,566 19,199,692
Lowe's Companies, Inc. .................... 32,933 6,741,385
O'Reilly Automotive, Inc.
(a)
................... 48,675 4,322,340
Ross Stores, Inc. ......................... 18,370 4,198,280
TJX Companies, Inc. (The) .................. 64,929 8,694,642
Tractor Supply Co. ........................ 30,653 1,069,790
Ulta Beauty, Inc.
(a)
........................ 2,525 1,356,178
Williams-Sonoma, Inc. ..................... 6,916 1,578,577
55,183,633
a
Technology Hardware, Storage & Peripherals  —  2 .5%
Dell Technologies, Inc. , Class C ............... 17,672 8,058,609
Everpure, Inc. , Class A
(a)
.................... 18,427 1,712,789
Hewlett Packard Enterprise Co. ............... 77,839 4,066,309
HP, Inc. ............................... 53,689 1,611,744
NetApp, Inc. ............................ 11,591 2,147,696
Seagate Technology Holdings PLC ............. 12,957 10,733,320
Western Digital Corp. ...................... 20,245 9,121,385
37,451,852
a
Textiles, Apparel & Luxury Goods  —  0 .0%
Deckers Outdoor Corp.
(a)
.................... 8,297 722,503
a
Trading Companies & Distributors  —  0 .6%
Fastenal Co. ............................ 67,386 3,322,804
Ferguson Enterprises, Inc. ................... 11,407 2,560,985
Sunbelt Rentals Holdings, Inc. ................ 24,060 1,739,057
Watsco, Inc. ............................ 2,041 632,343
8,255,189
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,461 $ 1,584,254
a
a
Total Common Stocks — 99.9%
(Cost: $ 1,056,040,790 ) ............................... 1,482,775,399
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (d)
............... 11,769 118
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 118
Total Long-Term Investments — 99.9%
(Cost: $ 1,056,040,790 ) ............................... 1,482,775,517
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (e) (f)
...................... 8,045,597 8,048,010
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (e)
............................ 1,470,953 1,470,953
a
Total Short-Term Securities — 0.6%
(Cost: $ 9,519,245 ) .................................. 9,518,963
Total Investments — 100.5%
(Cost: $ 1,065,560,035 ) ............................... 1,492,294,480
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (7,959,741)
Net Assets — 100.0% ................................. $ 1,484,334,739
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,188,329 $ — $ (2,141,033)
(a)
$ 2,823 $ (2,109) $ 8,048,010 8,045,597 $ 8,405
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,973,222 — (502,269)
(a)
— — 1,470,953 1,470,953 54,351 —
BlackRock, Inc. ... 9,923,341 1,555,263 (1,725,526) 423,319 (171,126) 10,005,271 8,658 179,034 —
$ — $ 426,142 $ (173,235)
$ 19,524,234
$ 241,790 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Advanced MSCI USA ETF
28
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 3 09/18/26 $ 1,155 $ (13,273)
E-Mini Technology Select Sector Index ...................................................... 2 09/18/26 752 10,811
$ (2,462)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 10,811 $ — $ — $ — $ 10,811
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 13,273 $ — $ — $ — $ 13,273
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 354,671 $ — $ — $ — $ 354,671
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (53,675) $ — $ — $ — $ (53,675)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,751,053
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
29
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,482,775,399  $ —  $ —  $ 1,482,775,399
Rights ................................................. —  —  118  118
Short-Term Securities
Money Market Funds ....................................... 9,518,963  —  —  9,518,963
$ 1,492,294,362  $ —  $ 118  $ 1,492,294,480
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 10,811  $ —  $ —  $ 10,811
Liabilities
Equity Contracts ............................................ (13,273) —  —  (13,273)
$ (2,462) $ —  $ —  $ (2,462)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI EAFE ETF
iShares
ESG Advanced
MSCI EM ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,848,965,142  $ 955,097,702  $ 165,396,556  $ 1,472,770,246
Investments, at value — affiliated
(c)
......................................... 12,202,708  9,310,190  2,930,235  19,524,234
Cash ............................................................. 5,197  57,294  —  —
Cash pledged:
Futures contracts ................................................... 347,000  375,000  36,000  130,000
Foreign currency, at value
(d)
.............................................. —  2,561,014  338,504  —
Receivables:
Investments sold ................................................... 10,485,809  15,635,019  3,438,635  33,737,176
Securities lending income — affiliated ..................................... 73  3,352  6,361  186
Dividends — unaffiliated .............................................. 2,082,976  937,186  138,656  616,807
Dividends — affiliated ................................................ 8,520  259  1,434  4,295
Tax reclaims ...................................................... —  1,907,802  16,681  —
Foreign withholding tax claims .......................................... —  98,241  2,131  —
Total assets ........................................................
2,874,097,425  985,983,059  172,305,193  1,526,782,944
LIABILITIES
Collateral on securities loaned ............................................ 326,832  9,127,716  2,194,758  8,048,293
Payables:
Investments purchased ............................................... 11,989,618  17,016,640  3,971,842  34,273,296
Capital shares redeemed .............................................. 10,761  —  —  —
Deferred foreign capital gain tax ......................................... —  —  311,234  —
Investment advisory fees .............................................. 195,050  97,710  22,205  126,426
Professional fees ................................................... —  18,479  —  —
Variation margin on futures contracts ...................................... 14,229  21,025  1,171  190
Total liabilities .......................................................
12,536,490  26,281,570  6,501,210  42,448,205
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,861,560,935  $ 959,701,489  $ 165,803,983  $ 1,484,334,739
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 2,426,979,588  $ 862,186,930  $ 114,452,406  $ 1,095,873,255
Accumulated earnings ................................................. 434,581,347  97,514,559  51,351,577  388,461,484
NET ASSETS .......................................................
$ 2,861,560,935  $ 959,701,489  $ 165,803,983  $ 1,484,334,739
NET ASSET VALUE
Shares outstanding ................................................... 33,075,000  11,100,000  2,900,000  21,800,000
Net asset value ...................................................... $ 86.52  $ 86.46  $ 57.17  $ 68.09
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 310,063  $ 8,663,295  $ 2,051,245  $ 7,781,524
(b)
Investments, at cost — unaffiliated ....................................... $ 2,309,370,943  $ 801,828,809  $ 115,525,853  $ 1,048,759,859
(c)
Investments, at cost — affiliated ......................................... $ 9,891,464  $ 9,310,097  $ 2,930,024  $ 16,800,176
(d)
  Foreign currency, at cost .............................................. $ —  $ 2,558,729  $ 338,797  $ —

31
Statements of Operations
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI EAFE ETF
iShares
ESG Advanced
MSCI EM ETF
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 29,889,177  $ 22,587,848  $ 3,658,426  $ 13,065,669
Dividends — affiliated .............................................. 301,593  20,948  19,893  233,385
Interest — unaffiliated .............................................. 11,292  9,938  3,337  4,760
Securities lending income — affiliated — net ............................... 7,307  18,865  22,323  8,405
Foreign taxes withheld ............................................. (4,741) (2,013,936) (416,003) (8,491)
Foreign withholding tax claims ........................................ —  444,553  —  —
Total investment income ..............................................
30,204,628  21,068,216  3,287,976  13,303,728
EXPENSES
Investment advisory ............................................... 2,008,929  1,011,802  219,549  1,291,603
Commitment costs ................................................ —  —  2,029  —
Professional .................................................... —  48,825  —  —
Interest expense ................................................. 4  9,070  2,691  42
Total expenses .................................................... 2,008,933  1,069,697  224,269  1,291,645
Net investment income ...............................................
28,195,695  19,998,519  3,063,707  12,012,083
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (81,220,280) (11,582,236) 10,094,505  503,942
Investments — affiliated ........................................... (85,296) (1,011) (14) (40,170)
Foreign currency transactions ....................................... —  (100,289) (58,053) —
Futures contracts ............................................... 691,463  1,317,410  69,152  354,671
In-kind redemptions — unaffiliated
(b)
................................... 486,920,112  143,143,777  —  141,405,272
In-kind redemptions — affiliated
(b)
.................................... 1,569,024  —  —  466,312
407,875,023  132,777,651  10,105,590  142,690,027
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ (55,815,462) 27,558,082  29,374,413  112,462,321
Investments — affiliated ........................................... (1,328,390) 93  211  (173,235)
Foreign currency translations ....................................... —  (58,615) 133  —
Futures contracts ............................................... (180,272) (23,540) 11,263  (53,675)
(57,324,124) 27,476,020  29,386,020  112,235,411
Net realized and unrealized gain ........................................
350,550,899  160,253,671  39,491,610  254,925,438
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 378,746,594  $ 180,252,190  $ 42,555,317  $ 266,937,521
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ —  $ —  $ (5,400) $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ —  $ —  $ 132,316  $ —

32
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious & Transition MSCI USA
ETF
iShares
ESG Advanced MSCI EAFE ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 28,195,695  $ 28,954,570  $ 19,998,519  $ 19,097,267
Net realized gain ............................................. 407,875,023  190,812,415  132,777,651  12,457,990
Net change in unrealized appreciation (depreciation) ..................... (57,324,124) 125,604,534  27,476,020  22,815,554
Net increase in net assets resulting from operations ........................
378,746,594  345,371,519  180,252,190  54,370,811
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(28,952,202) (29,387,183) (36,101,785) (23,068,071)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(10,012,477) 53,817,016  (5,900,513) 82,081,264
NET ASSETS
Total increase in net assets ........................................ 339,781,915  369,801,352  138,249,892  113,384,004
Beginning of year ...............................................
2,521,779,020  2,151,977,668  821,451,597  708,067,593
End of year ...................................................
$ 2,861,560,935  $ 2,521,779,020  $ 959,701,489  $ 821,451,597
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

33
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Advanced MSCI EM ETF
iShares
ESG Advanced MSCI USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,063,707  $ 2,620,796  $ 12,012,083  $ 12,601,184
Net realized gain (loss) ......................................... 10,105,590  (1,118,731) 142,690,027  98,553,819
Net change in unrealized appreciation (depreciation) ..................... 29,386,020  13,451,767  112,235,411  75,273,129
Net increase in net assets resulting from operations ........................
42,555,317  14,953,832  266,937,521  186,428,132
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(4,077,777) (2,989,017) (11,781,148) (13,211,795)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
19,603,352  16,208,182  (42,558,380) (38,445,357)
NET ASSETS
Total increase in net assets ........................................ 58,080,892  28,172,997  212,597,993  134,770,980
Beginning of year ...............................................
107,723,091  79,550,094  1,271,736,746  1,136,965,766
End of year ...................................................
$ 165,803,983  $ 107,723,091  $ 1,484,334,739  $ 1,271,736,746
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

34
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate Conscious & Transition MSCI USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period .......................................
$ 76.13  $ 67.14  $ 53.28  $ 50.07
Net investment income
(b)
............................................... 0 .90  0 .87  0 .79  0 .18
Net realized and unrealized gain
(c)
.........................................
10.41  9 .01  13.88  3 .03
Net increase from investment operations ......................................
11.31  9 .88  14.67  3 .21
Distributions from net investment income
(d)
..................................... ( 0 .92 ) ( 0 .89 ) ( 0 .81 ) —
Net asset value, end of period ............................................
$ 86.52  $ 76.13  $ 67.14  $ 53.28
Total Return
(e)
Based on net asset value ................................................
14.98% 14.83% 27.83% 6 .41%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................
0 .08% 0 .08% 0 .08% 0 .08%
(h)
Net investment income ..................................................
1 .12% 1 .24% 1 .36% 1 .48%
(h)
Supplemental Data
Net assets, end of period (000) ............................................
$ 2,861,561  $ 2,521,779  $ 2,151,978  $ 2,299,046
Portfolio turnover rate
(i)
..................................................
36% 12% 21% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

35
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI EAFE ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ......................
$ 74.00  $ 71.52  $ 59.48  $ 51.37  $ 70.24
Net investment income
(a)
............................ 1 .89
(b)
1 .69
(b)
1 .54
(b)
1 .37  1 .65
Net realized and unrealized gain (loss)
(c)
..................
14.11  2 .81  12.08  7 .93  (18.86)
Net increase (decrease) from investment operations ...........
16.00  4 .50  13.62  9 .30  (17.21)
Distributions from net investment income
(d)
.................. ( 3 .54 ) ( 2 .02 ) ( 1 .58 ) ( 1 .19 ) ( 1 .66 )
Net asset value, end of year ..........................
$ 86.46  $ 74.00  $ 71.52  $ 59.48  $ 51.37
Total Return
(e)
Based on net asset value .............................
22.23%
(b)
6 .47%
(b)
23.19%
(b)
18.17% (24.82) %
Ratios to Average Net Assets
(f)
Total expenses ....................................
0 .13% 0 .12% 0 .12% 0 .12% 0 .12%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Net investment income ...............................
2 .37%
(b)
2 .43%
(b)
2 .39%
(b)
2 .41% 2 .73%
Supplemental Data
Net assets, end of year (000) ...........................
$ 959,701  $ 821,452  $ 708,068  $ 475,876  $ 354,432
Portfolio turnover rate
(g)
...............................
25% 14% 24% 16% 18%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2024, respectively:
• Net investment income per share by $0.04, $0.02 and $0.01.
• Total return by 0.06%, 0.04% and 0.03%.
• Ratio of net investment income to average net assets by 0.05%, 0.03% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

36
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI EM ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 43.09  $ 37.88  $ 34.97  $ 35.47  $ 45.17
Net investment income
(a)
................................ 1 .13  1 .14  0 .99  0 .91  1 .08
Net realized and unrealized gain (loss)
(b)
......................
14.48  5 .38  2 .79  ( 0 .55 ) ( 9 .94 )
Net increase (decrease) from investment operations ...............
15.61  6 .52  3 .78  0 .36  ( 8 .86 )
Distributions from net investment income
(c)
...................... ( 1 .53 ) ( 1 .31 ) ( 0 .87 ) ( 0 .86 ) ( 0 .84 )
Net asset value, end of year ..............................
$ 57.17  $ 43.09  $ 37.88  $ 34.97  $ 35.47
Total Return
(d)
Based on net asset value .................................
36.97% 17.57% 11.04% 1 .06% (19.91) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .16% 0 .16% 0 .17% 0 .16% 0 .16%
Net investment income ...................................
2 .23% 2 .89% 2 .79% 2 .61% 2 .72%
Supplemental Data
Net assets, end of year (000) ...............................
$ 165,804  $ 107,723  $ 79,550  $ 55,955  $ 35,468
Portfolio turnover rate
(f)
...................................
30% 21% 27% 24% 31%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 56.02  $ 48.28  $ 36.79  $ 30.93  $ 38.10
Net investment income
(a)
................................ 0 .57  0 .51  0 .48  0 .45  0 .42
Net realized and unrealized gain (loss)
(b)
......................
12.05  7 .76  11.50  5 .85  ( 7 .20 )
Net increase (decrease) from investment operations ...............
12.62  8 .27  11.98  6 .30  ( 6 .78 )
Distributions from net investment income
(c)
...................... ( 0 .55 ) ( 0 .53 ) ( 0 .49 ) ( 0 .44 ) ( 0 .39 )
Net asset value, end of year ..............................
$ 68.09  $ 56.02  $ 48.28  $ 36.79  $ 30.93
Total Return
(d)
Based on net asset value .................................
22.67% 17.29% 32.83% 20.65% (17.95) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ...................................
0 .93% 1 .01% 1 .15% 1 .39% 1 .23%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,484,335  $ 1,271,737  $ 1,136,966  $ 722,994  $ 589,182
Portfolio turnover rate
(f)
...................................
18% 9% 19% 12% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
38
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA ......................................................................................... Non-diversified
ESG Advanced MSCI EAFE .................................................................................................... Diversified
ESG Advanced MSCI EM ...................................................................................................... Diversified
ESG Advanced MSCI USA ..................................................................................................... Non-diversified

Notes to Financial Statements
( continued)
39
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Notes to Financial Statements
(continued)
40
2026
iShares Annual Financial Statements and Additional Information
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Climate Conscious & Transition MSCI USA
J.P. Morgan Securities LLC ..................................... $ 310,063  $ (310,063) $ —  $ —
$ 310,063  $ (310,063)
$ —
$ —
a
ESG Advanced MSCI EAFE
Barclays Capital, Inc. ......................................... 1,304,464  (1,304,464) —  —
Citigroup Global Markets, Inc. .................................... 40,681  (40,681) —  —
Goldman Sachs & Co. LLC ..................................... 1,466,685  (1,466,685) —  —
HSBC Bank PLC ............................................ 3,559,639  (3,559,639) —  —
J.P. Morgan Securities LLC ..................................... 720,390  (720,390) —  —
Morgan Stanley ............................................. 1,379,153  (1,379,153) —  —
State Street Bank & Trust Co. .................................... 192,283  (192,283) —  —
$ 8,663,295  $ (8,663,295)
$ —
$ —
a
ESG Advanced MSCI EM
BNP Paribas SA ............................................. 153,359  (153,359) —  —
BofA Securities, Inc. .......................................... 2,276  (2,276) —  —
Goldman Sachs & Co. LLC ..................................... 127,667  (127,667) —  —
J.P. Morgan Securities LLC ..................................... 21,712  (21,712) —  —
Morgan Stanley ............................................. 1,746,231  (1,746,231) —  —
$ 2,051,245  $ (2,051,245)
$ —
$ —
a
ESG Advanced MSCI USA
Wells Fargo Bank NA ......................................... 2,747,404  (2,747,404) —  —
Wells Fargo Securities LLC ..................................... 5,034,120  (5,034,120) —  —
$ 7,781,524  $ (7,781,524)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares ESG Advanced MSCI EAFE ETF and iShares ESG
Advanced MSCI EM ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI EAFE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.12
ESG Advanced MSCI EM . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.16
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10

Notes to Financial Statements
(continued)
42
2026
iShares Annual Financial Statements and Additional Information
a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Climate Conscious and Transition MSCI USA and iShares ESG Advanced MSCI USA ETF (the “Group
1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI EM ETF (the “Group 2 Funds”),
retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Climate Conscious & Transition MSCI USA ........................................................................................ $ 2,694
ESG Advanced MSCI EAFE ................................................................................................... 5,146
ESG Advanced MSCI EM ..................................................................................................... 5,020
ESG Advanced MSCI USA .................................................................................................... 3,333
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA .....................................................
$ 482,545,722 $ 594,002,909 $ (55,580,973)
ESG Advanced MSCI EAFE ................................................................
72,477,287 64,445,424 (6,187,123)
ESG Advanced MSCI EM ..................................................................
10,406,110 6,778,551 3,912,094
ESG Advanced MSCI USA .................................................................
112,415,840 45,590,763 (6,523,959)
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ..................................................................... $ 889,403,585  $ 885,243,797
ESG Advanced MSCI EAFE ................................................................................ 224,391,202  211,864,106
ESG Advanced MSCI EM .................................................................................. 57,552,798  41,522,366
ESG Advanced MSCI USA ................................................................................. 227,274,798  230,998,726

Notes to Financial Statements
( continued)
43
Notes to Financial Statements
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ..................................................................... $ 1,200,658,065  $ 1,212,220,948
ESG Advanced MSCI EAFE ................................................................................ 397,169,289  427,841,653
ESG Advanced MSCI EM .................................................................................. 2,502,479  —
ESG Advanced MSCI USA ................................................................................. 209,918,623  247,185,235
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Climate Conscious & Transition MSCI USA .................................................................... $ 488,465,209  $ (488,465,209)
ESG Advanced MSCI EAFE ............................................................................... 136,115,568  (136,115,568)
ESG Advanced MSCI EM ................................................................................. (2) 2
ESG Advanced MSCI USA ................................................................................ 141,826,327  (141,826,327)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
Climate Conscious & Transition MSCI USA
Ordinary income ........................................................................................... $ 28,952,202 $ 29,387,183
ESG Advanced MSCI EAFE
Ordinary income ........................................................................................... $ 36,101,785 $ 23,068,071
ESG Advanced MSCI EM
Ordinary income ........................................................................................... $ 4,077,777 $ 2,989,017
ESG Advanced MSCI USA
Ordinary income ........................................................................................... $ 11,781,148 $ 13,211,795
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Climate Conscious & Transition
MSCI USA ...............
$ 5,130,931  $ —  $ (110,898,624) $ 540,349,040  $ —  $ 434,581,347
ESG Advanced MSCI EAFE ...
—  —  (43,141,269) 140,978,001  (322,173) 97,514,559
ESG Advanced MSCI EM .....
2,341,663  3,540,929  —  45,468,985  —  51,351,577
ESG Advanced MSCI USA ....
3,082,136  —  (38,015,791) 423,395,139  —  388,461,484
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
44
2026
iShares Annual Financial Statements and Additional Information
For the year ended August 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit
Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value
iShares ETF Utilized
ESG Advanced MSCI EM ...................................................................................................... $ 6,698,497
ESG Advanced MSCI USA ..................................................................................................... 938,177
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA .............................. $ 2,320,815,755  $ 588,061,399  $ (47,709,304) $ 540,352,095
ESG Advanced MSCI EAFE ......................................... 823,510,410  175,076,513  (34,171,232) 140,905,281
ESG Advanced MSCI EM ........................................... 122,546,797  54,780,400  (9,000,405) 45,779,995
ESG Advanced MSCI USA .......................................... 1,068,899,342  490,031,758  (66,636,619) 423,395,139
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
ESG Advanced MSCI EM ................................................................ $ 2,800,000 $ 30,384 4.83%

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be

Notes to Financial Statements
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
Shares sold .............................................................. 14,850,000 $ 1,204,892,050 11,300,000 $ 786,739,855
Shares redeemed .......................................................... (14,900,000) (1,214,904,527) (10,225,000) (732,922,839)
(50,000) $ (10,012,477) 1,075,000 $ 53,817,016
ESG Advanced MSCI EAFE
Shares sold .............................................................. 5,800,000 $ 460,317,075 2,500,000 $ 170,374,663
Shares redeemed .......................................................... (5,800,000) (466,217,588) (1,300,000) (88,293,399)
— $ (5,900,513) 1,200,000 $ 82,081,264
ESG Advanced MSCI EM
Shares sold .............................................................. 400,000 $ 19,603,352 400,000 $ 16,208,182
Shares redeemed .......................................................... — — — —
400,000 $ 19,603,352 400,000 $ 16,208,182
ESG Advanced MSCI USA
Shares sold .............................................................. 3,300,000 $ 210,896,840 4,600,000 $ 236,803,717
Shares redeemed .......................................................... (4,200,000) (253,455,220) (5,450,000) (275,249,074)
(900,000) $ (42,558,380) (850,000) $ (38,445,357)

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
12. Foreign Withholding Tax Claims
The iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI EM ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union.
The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.
Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.
Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of August
31, 2026, are $98,241 or $0.00 per share and $2,131 or $0.00 per share, respectively.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares ESG Advanced MSCI EAFE ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm
48
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31,
2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Climate Conscious & Transition MSCI USA ETF
  iShares ESG Advanced MSCI EAFE ETF
  iShares ESG Advanced MSCI EM ETF
  iShares ESG Advanced MSCI USA ETF

Important Tax Information
(unaudited)
49
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
Climate Conscious & Transition MSCI USA ......................................................................................... $ 28,524,907
ESG Advanced MSCI EAFE .................................................................................................... 19,847,568
ESG Advanced MSCI EM ...................................................................................................... 1,419,774
ESG Advanced MSCI USA ..................................................................................................... 11,732,384
iShares ETF
Qualified Business
Income
Climate Conscious & Transition MSCI USA ......................................................................................... $ 1,307,781
ESG Advanced MSCI USA ..................................................................................................... 1,219,657
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
ESG Advanced MSCI EAFE ..................................................................................
$ 22,588,850 $ 1,701,046
ESG Advanced MSCI EM ....................................................................................
3,656,221 417,607
iShares ETF
Federal Obligation
Interest
Climate Conscious & Transition MSCI USA ......................................................................................... $ 50,750
ESG Advanced MSCI EAFE .................................................................................................... 9,877
ESG Advanced MSCI EM ...................................................................................................... 9,379
ESG Advanced MSCI USA ..................................................................................................... 25,626
iShares ETF
Dividends-Received
Deduction
Climate Conscious & Transition MSCI USA ......................................................................................... 98 .18%
ESG Advanced MSCI EAFE .................................................................................................... 0 .13
ESG Advanced MSCI EM ...................................................................................................... 0 .04
ESG Advanced MSCI USA ..................................................................................................... 86 .37
iShares ETF Interest Dividends
Climate Conscious & Transition MSCI USA ......................................................................................... $ 107,442
ESG Advanced MSCI EAFE .................................................................................................... 20,910
ESG Advanced MSCI EM ...................................................................................................... 19,857
ESG Advanced MSCI USA ..................................................................................................... 54,253

Important Tax Information
(unaudited) (continued)
50
2026
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Interest-Related
Dividends
Climate Conscious & Transition MSCI USA ......................................................................................... $ 107,636
ESG Advanced MSCI EAFE .................................................................................................... 20,948
ESG Advanced MSCI EM ...................................................................................................... 19,893
ESG Advanced MSCI USA ..................................................................................................... 54,351

Additional Information
51
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
52
2026
iShares Annual Financial Statements and Additional Information
iShares Climate Conscious & Transition MSCI USA ETF, iShares ESG Advanced MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG Advanced
MSCI USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
53
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
54
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
55
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares ESG Aware MSCI EAFE ETF | ESGD | NASDAQ
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX Exchange
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX Exchange
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX Exchange
iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares MSCI Global Sustainable Development Goals ETF | SDG | NASDAQ
iShares MSCI World Small-Cap ETF | WSML | NASDAQ
iShares Paris-Aligned Climate Optimized MSCI USA ETF | PABU | NASDAQ
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF | PABD | NASDAQ

Page
2

iShares
®
ESG Aware MSCI EAFE ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .6%
ANZ Group Holdings Ltd. ................... 1,077,852 $ 28,680,359
Aristocrat Leisure Ltd. ...................... 746,839 32,472,875
ASX Ltd. .............................. 322,259 12,960,899
BHP Group Ltd. .......................... 2,593,514 121,977,362
Brambles Ltd. ........................... 1,913,970 26,788,123
Commonwealth Bank of Australia .............. 1,077,007 123,080,580
Computershare Ltd. ....................... 883,810 25,163,165
CSL Ltd. ............................... 219,107 26,838,398
Evolution Mining Ltd. ...................... 1,252,619 13,342,071
Lottery Corp. Ltd. (The) ..................... 5,728,591 20,424,425
Macquarie Group Ltd. ...................... 194,925 34,955,474
National Australia Bank Ltd. .................. 2,094,097 57,795,817
Northern Star Resources Ltd. ................. 930,490 15,730,735
PLS Group Ltd. .......................... 3,731,685 14,407,668
QBE Insurance Group Ltd. .................. 1,734,953 27,587,753
REA Group Ltd. .......................... 98,205 12,469,826
Sigma Healthcare Ltd. ..................... 8,001,623 15,407,205
South32 Ltd. ............................ 6,398,869 23,542,909
Suncorp Group Ltd. ....................... 1,484,056 20,024,251
Transurban Group ........................ 5,122,925 52,427,355
Wesfarmers Ltd. ......................... 316,862 18,007,962
Westpac Banking Corp. .................... 1,986,506 49,093,246
Woodside Energy Group Ltd. ................. 1,377,689 32,054,262
805,232,720
a
Austria  —  0 .4%
BAWAG Group AG
(a)
....................... 63,610 13,268,153
Erste Group Bank AG ...................... 123,434 17,349,055
OMV AG .............................. 225,961 18,050,993
48,668,201
a
Belgium  —  1 .2%
Anheuser-Busch InBev SA/N.V. ............... 548,095 43,372,978
Argenx SE
(b)
............................ 22,234 22,823,927
KBC Group N.V. ......................... 270,204 41,114,470
Sofina SA .............................. 44,735 12,822,983
UCB SA ............................... 81,557 20,415,689
140,550,047
a
Denmark  —  1 .4%
AP Moller - Maersk A.S. , Class A .............. 3,941 12,747,036
Carlsberg A.S. , Class B .................... 125,002 17,123,326
DSV A.S. .............................. 103,970 21,846,810
Novo Nordisk A.S. , Class B .................. 1,577,822 71,456,371
Orsted A.S.
(a) (b)
.......................... 582,315 12,264,453
Pandora A.S. ........................... 114,661 15,130,353
Vestas Wind Systems A.S. .................. 749,161 24,842,705
175,411,054
a
Finland  —  1 .7%
Elisa OYJ .............................. 471,343 19,226,181
Kesko OYJ , Class B ....................... 1,017,264 26,510,280
Metso OYJ ............................. 1,142,673 23,608,064
Neste OYJ ............................. 366,800 13,700,778
Nokia OYJ ............................. 3,709,156 37,724,069
Sampo OYJ , Class A ...................... 2,584,675 29,127,924
Stora Enso OYJ , Class R ................... 1,512,996 17,758,020
UPM-Kymmene OYJ ...................... 469,637 13,111,659
Wartsila OYJ Abp ......................... 772,269 24,946,152
205,713,127
a
France  —  8 .9%
Air Liquide SA ........................... 87,697 17,252,130
Airbus SE .............................. 187,516 42,795,742
Security Shares Value
a
France (continued)
Alstom SA
(b)
............................ 656,262 $ 12,467,796
AXA SA ............................... 1,539,705 76,878,727
BNP Paribas SA ......................... 845,450 100,657,095
Credit Agricole SA ........................ 1,465,275 31,490,937
Danone SA ............................. 581,975 43,400,149
Dassault Systemes SE ..................... 892,670 23,641,590
Eiffage SA ............................. 246,387 31,116,704
Engie SA .............................. 891,012 25,452,650
EssilorLuxottica SA ....................... 157,969 29,315,509
Gecina SA ............................. 132,038 10,487,144
Getlink SE ............................. 1,138,700 24,916,390
Hermes International SCA ................... 17,823 32,605,464
Kering SA .............................. 50,705 14,941,375
Legrand SA ............................ 92,915 14,741,925
L'Oreal SA ............................. 128,199 57,081,426
LVMH Moet Hennessy Louis Vuitton SE .......... 111,055 58,223,036
Pernod Ricard SA ........................ 261,034 19,520,237
Rexel SA .............................. 742,509 30,950,288
Safran SA .............................. 76,909 30,059,093
Sanofi SA .............................. 619,916 55,116,072
Schneider Electric SE ...................... 305,573 104,591,653
Societe Generale SA ...................... 569,698 47,989,190
STMicroelectronics N.V. .................... 382,844 19,160,611
TotalEnergies SE ......................... 1,181,697 104,123,935
Unibail-Rodamco-Westfield
(b)
................. 296,374 33,522,718
1,092,499,586
a
Germany  —  8 .6%
adidas AG ............................. 185,583 32,504,350
Allianz SE , Registered ..................... 254,520 132,736,057
Bayer AG , Registered ...................... 595,191 33,876,783
Beiersdorf AG
(c)
.......................... 210,708 19,291,420
Commerzbank AG ........................ 277,809 12,925,486
Deutsche Bank AG , Registered ............... 1,129,007 45,216,181
Deutsche Boerse AG ...................... 109,866 36,713,808
Deutsche Telekom AG , Registered ............. 941,490 30,940,848
DHL AG ............................... 187,681 12,190,710
E.ON SE .............................. 632,555 13,061,976
Evonik Industries AG ...................... 594,660 13,118,903
GEA Group AG .......................... 223,496 17,397,484
Heidelberg Materials AG .................... 102,074 19,455,774
Henkel AG & Co. KGaA .................... 542,202 44,307,499
HOCHTIEF AG .......................... 46,025 22,302,593
Infineon Technologies AG ................... 778,790 50,767,043
Merck KGaA ............................ 246,179 39,625,257
MTU Aero Engines AG ..................... 28,913 11,789,185
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 64,844 38,977,097
QIAGEN N.V. ........................... 295,035 12,738,352
Rheinmetall AG .......................... 27,679 35,634,738
SAP SE ............................... 666,055 146,592,077
Siemens AG , Registered .................... 443,836 147,135,318
Siemens Energy AG ....................... 337,839 55,644,615
Vonovia SE ............................. 1,226,010 27,307,556
1,052,251,110
a
Hong Kong  —  1 .7%
AIA Group Ltd. .......................... 6,882,600 66,538,228
BOC Hong Kong Holdings Ltd. ................ 5,765,000 38,668,438
Hong Kong Exchanges & Clearing Ltd. .......... 818,700 44,264,169
MTR Corp. Ltd.
(c)
......................... 4,838,500 19,926,826
Sino Land Co. Ltd. ........................ 19,744,000 26,002,354
Sun Hung Kai Properties Ltd. ................. 834,000 12,318,290
207,718,305
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Ireland  —  0 .7%
AIB Group PLC .......................... 1,765,486 $ 22,463,859
Bank of Ireland Group PLC .................. 1,257,203 27,737,696
Kerry Group PLC , Class A ................... 338,852 33,037,310
83,238,865
a
Israel  —  0 .9%
Bank Hapoalim BM ....................... 1,726,269 44,572,786
Elbit Systems Ltd. ........................ 29,361 20,655,988
Enlight Renewable Energy Ltd.
(b) (c)
............. 184,012 14,374,309
Isracard Ltd.
(b)
........................... 1 4
Mizrahi Tefahot Bank Ltd. ................... 231,778 17,972,562
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 458,940 16,544,787
114,120,436
a
Italy  —  2 .9%
Banco BPM SpA ......................... 649,877 12,132,063
Enel SpA .............................. 2,832,447 30,973,836
Ferrari N.V. ............................. 28,850 12,214,272
Generali
(c)
.............................. 1,047,215 54,174,311
Intesa Sanpaolo SpA ...................... 16,460,181 129,676,416
Moncler SpA ............................ 503,270 27,479,474
Prysmian SpA ........................... 160,167 22,387,617
UniCredit SpA ........................... 708,243 69,124,553
358,162,542
a
Japan  —  23 .5%
Advantest Corp. .......................... 382,400 80,031,479
Ajinomoto Co., Inc. ........................ 502,200 16,883,040
ANA Holdings, Inc. ........................ 1,793,600 34,039,501
Asahi Kasei Corp. ........................ 2,596,600 26,578,589
Asics Corp. ............................. 395,800 11,099,392
Astellas Pharma, Inc. ...................... 1,270,700 18,839,655
Bridgestone Corp. ........................ 2,413,600 62,353,070
Chugai Pharmaceutical Co. Ltd. ............... 396,400 17,158,032
Daifuku Co. Ltd. .......................... 329,000 11,861,124
Daiichi Life Group, Inc. ..................... 2,776,900 31,760,302
Daiichi Sankyo Co. Ltd. ..................... 1,282,600 22,969,225
Daikin Industries Ltd. ...................... 93,700 12,068,670
Daiwa House Industry Co. Ltd. ................ 418,700 12,221,284
Daiwa Securities Group, Inc. ................. 4,304,100 49,423,247
Disco Corp. ............................. 62,000 22,257,620
Ebara Corp. ............................ 415,300 12,023,130
ENEOS Holdings, Inc. ..................... 4,636,500 38,658,832
FANUC Corp. ........................... 1,037,000 38,857,538
Fast Retailing Co. Ltd. ..................... 91,700 41,374,833
Fuji Electric Co. Ltd. ....................... 144,400 12,405,274
FUJIFILM Holdings Corp. ................... 609,800 12,864,293
Fujikura Ltd. ............................ 708,400 24,153,213
Fujitsu Ltd. ............................. 1,416,900 34,014,703
Furukawa Electric Co. Ltd. ................... 505,700 12,561,398
Hankyu Hanshin Holdings, Inc. ................ 490,700 14,425,430
Hitachi Ltd. ............................. 2,701,200 91,702,349
Honda Motor Co. Ltd. ...................... 1,172,400 12,551,215
Hoya Corp. ............................. 290,700 44,513,715
Hulic Co. Ltd. ........................... 1,655,300 18,464,920
Ibiden Co. Ltd. ........................... 173,900 21,964,414
Isuzu Motors Ltd. ......................... 940,000 13,349,212
ITOCHU Corp. .......................... 6,197,900 81,747,255
Japan Exchange Group, Inc. ................. 1,086,300 15,179,711
JX Advanced Metals Corp. .................. 538,500 12,558,102
KDDI Corp. ............................. 3,378,600 62,412,142
Keyence Corp. .......................... 70,600 36,785,848
Kioxia Holdings Corp.
(b)
..................... 192,400 59,488,899
Kokusai Electric Corp. ..................... 235,800 12,833,402
Komatsu Ltd. ........................... 580,700 26,855,737
Security Shares Value
a
Japan (continued)
Marubeni Corp. .......................... 1,363,300 $ 41,708,942
Mitsubishi Chemical Group Corp. .............. 1,755,300 13,161,872
Mitsubishi Corp. .......................... 1,468,700 44,011,482
Mitsubishi Electric Corp. .................... 1,101,000 38,124,019
Mitsubishi Heavy Industries Ltd. ............... 1,512,300 36,646,771
Mitsubishi UFJ Financial Group, Inc. ............ 4,611,100 105,126,767
Mitsui Kinzoku Co. Ltd. ..................... 69,400 12,571,481
Mizuho Financial Group, Inc. ................. 1,461,400 77,846,578
Murata Manufacturing Co. Ltd. ................ 881,500 39,173,957
NEC Corp. ............................. 1,052,700 32,099,185
Nintendo Co. Ltd. ......................... 469,480 26,463,959
Nomura Holdings, Inc. ..................... 1,683,900 17,144,924
Nomura Research Institute Ltd. ............... 466,000 15,431,900
Obayashi Corp. .......................... 1,214,300 22,649,641
Oriental Land Co. Ltd. ..................... 1,509,200 28,565,706
ORIX Corp. ............................. 570,200 22,184,091
Otsuka Holdings Co. Ltd. ................... 161,500 12,385,395
Panasonic Holdings Corp. ................... 1,623,200 45,261,668
Rakuten Group, Inc.
(b)
...................... 2,555,000 12,335,894
Recruit Holdings Co. Ltd. ................... 747,600 84,668,413
Renesas Electronics Corp. .................. 1,201,800 25,133,935
Resona Holdings, Inc. ..................... 957,400 15,012,318
Sanrio Co. Ltd. .......................... 1,657,200 13,345,777
Secom Co. Ltd. .......................... 905,100 36,634,466
Sekisui House Ltd. ........................ 1,463,100 31,547,354
Seven & i Holdings Co. Ltd. .................. 947,000 11,987,106
Shin-Etsu Chemical Co. Ltd. ................. 658,200 24,643,421
Shionogi & Co. Ltd. ....................... 679,100 12,344,908
Shiseido Co. Ltd. ......................... 552,900 12,897,498
SoftBank Group Corp. ..................... 2,157,600 69,506,313
Sompo Holdings, Inc. ...................... 454,000 19,343,169
Sony Group Corp. ........................ 4,022,100 99,389,940
Sumitomo Electric Industries Ltd. .............. 864,700 11,974,354
Sumitomo Metal Mining Co. Ltd. ............... 257,600 17,771,668
Sumitomo Mitsui Financial Group, Inc. ........... 2,445,300 104,971,232
Sumitomo Mitsui Trust Group, Inc. ............. 1,075,300 11,903,862
Taisei Corp. ............................ 156,000 12,214,660
Takeda Pharmaceutical Co. Ltd. ............... 1,172,500 42,388,621
TDK Corp. ............................. 701,900 13,440,517
Tokio Marine Holdings, Inc. .................. 1,068,800 51,319,846
Tokyo Electron Ltd. ....................... 288,500 100,975,429
Toray Industries, Inc. ...................... 2,441,100 19,580,398
Toyota Motor Corp. ....................... 6,262,500 123,001,936
Yamaha Motor Co. Ltd. ..................... 2,910,000 34,666,609
Yokogawa Electric Corp. .................... 626,200 19,908,892
Yokohama Financial Group, Inc. ............... 2,159,100 26,207,356
2,870,964,025
a
Netherlands  —  5 .8%
Akzo Nobel N.V. ......................... 405,721 29,027,969
ASM International N.V. ..................... 31,293 29,429,982
ASML Holding N.V. ....................... 226,273 383,766,308
Heineken N.V. ........................... 358,058 30,229,701
ING Groep N.V. .......................... 2,350,946 83,224,633
InPost SA
(b)
............................. 671,379 12,146,831
Koninklijke Ahold Delhaize N.V. ............... 679,724 24,199,188
Koninklijke KPN N.V. ...................... 9,598,587 46,082,776
NN Group N.V. .......................... 165,941 15,002,430
Prosus N.V. ............................ 593,035 26,417,449
Universal Music Group N.V. .................. 704,050 11,965,009
Wolters Kluwer N.V. ....................... 161,669 13,299,845
704,792,121
a

iShares
®
ESG Aware MSCI EAFE ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
New Zealand  —  0 .3%
Auckland International Airport Ltd. ............. 1,874,653 $ 9,818,587
Meridian Energy Ltd. ...................... 6,322,977 20,689,083
30,507,670
a
Norway  —  1 .3%
Aker BP ASA ............................ 320,584 12,300,658
DNB Bank ASA .......................... 657,015 22,375,979
Equinor ASA ............................ 656,989 28,178,604
Gjensidige Forsikring ASA ................... 349,037 10,573,952
Kongsberg Gruppen ASA ................... 517,876 17,597,392
Mowi ASA .............................. 1,126,725 24,748,069
Norsk Hydro ASA ......................... 1,260,358 12,724,609
Orkla ASA .............................. 2,434,824 24,835,305
153,334,568
a
Portugal  —  0 .5%
EDP SA ............................... 5,339,105 28,993,549
Galp Energia SGPS SA .................... 1,181,876 29,578,937
58,572,486
a
Singapore  —  1 .7%
DBS Group Holdings Ltd. ................... 1,422,810 86,523,151
Keppel Ltd. ............................. 1,737,500 15,823,538
Oversea-Chinese Banking Corp. Ltd. ........... 1,662,100 41,132,288
Singapore Exchange Ltd. ................... 1,489,800 29,822,625
Singapore Telecommunications Ltd. ............ 4,874,800 17,382,571
United Overseas Bank Ltd. .................. 590,700 19,252,588
209,936,761
a
Spain  —  4 .4%
Acciona SA ............................. 85,321 20,709,501
ACS Actividades de Construccion y Servicios SA ... 157,300 18,611,794
Amadeus IT Group SA ..................... 598,674 40,568,894
Banco Bilbao Vizcaya Argentaria SA ............ 2,867,342 82,959,257
Banco Santander SA ...................... 4,959,239 72,572,500
CaixaBank SA ........................... 4,479,857 68,308,198
Cellnex Telecom SA
(a) (b)
..................... 738,104 22,637,162
Endesa SA ............................. 676,661 33,038,036
Iberdrola SA ............................ 4,021,017 93,616,474
Industria de Diseno Textil SA ................. 524,267 35,241,919
Naturgy Energy Group SA ................... 720,797 24,641,452
Redeia Corp. SA ......................... 129,205 2,290,064
Repsol SA ............................. 768,901 24,523,777
539,719,028
a
Sweden  —  3 .3%
AddTech AB , Class B ...................... 439,806 15,490,242
Atlas Copco AB , Class A .................... 1,690,031 36,271,323
Boliden AB ............................. 795,762 46,811,782
Epiroc AB , Class A ........................ 463,258 12,765,005
Epiroc AB , Class B ........................ 540,551 12,658,969
EQT AB ............................... 496,776 17,203,922
Essity AB , Class B ........................ 471,264 13,768,115
Evolution AB
(a) (b)
.......................... 198,654 17,219,583
Hexagon AB , Class B ...................... 1,156,289 12,047,464
Nibe Industrier AB , Class B .................. 3,016,200 13,415,671
Saab AB , Class B ........................ 326,423 21,571,284
Sandvik AB ............................. 1,176,598 47,142,796
Spotify Technology SA
(b)
.................... 56,340 30,627,551
Svenska Cellulosa AB SCA , Class B ............ 2,818,804 33,554,157
Tele2 AB , Class B ........................ 686,964 12,169,225
Telefonaktiebolaget LM Ericsson , Class B ........ 1,203,384 12,187,676
Telia Co. AB ............................ 9,316,305 42,361,030
Verisure PLC
(b)
.......................... 1,105,670 11,416,320
408,682,115
a
Security Shares Value
a
Switzerland  —  9 .8%
ABB Ltd. , Registered ...................... 1,285,365 $ 125,870,012
Alcon AG .............................. 601,560 43,554,797
Belimo Holding AG , Registered ............... 14,857 15,701,482
Galderma Group AG
(b)
..................... 63,799 13,228,856
Givaudan SA , Registered ................... 10,284 41,700,603
Holcim AG
(b)
............................ 420,489 36,873,936
Kuehne + Nagel International AG , Registered ...... 79,101 21,085,895
Logitech International SA , Registered ........... 189,596 18,624,068
Lonza Group AG , Registered ................. 79,004 56,302,544
Nestle SA , Registered ..................... 1,317,299 128,139,497
Novartis AG , Registered .................... 1,182,310 179,830,924
Roche Holding AG , Bearer .................. 60,693 27,025,286
Roche Holding AG , NVS .................... 319,814 139,413,599
SGS SA , Registered ....................... 120,296 13,787,964
Sika AG , Registered ....................... 164,940 39,123,021
Sonova Holding AG , Registered ............... 75,429 21,632,948
Straumann Holding AG , Registered ............. 95,913 11,127,227
Swiss Prime Site AG , Registered .............. 217,951 33,673,984
Swiss Re AG ............................ 226,331 39,250,820
UBS Group AG , Registered .................. 1,557,432 85,279,448
VAT Group AG
(a)
......................... 27,935 20,746,865
Zurich Insurance Group AG .................. 110,993 81,223,047
1,193,196,823
a
United Kingdom  —  13 .7%
3i Group PLC ........................... 873,887 33,071,706
Admiral Group PLC ....................... 245,660 13,323,836
Anglo American PLC ...................... 429,052 24,323,152
Antofagasta PLC ......................... 260,437 13,895,662
AstraZeneca PLC ........................ 726,168 117,071,345
Aviva PLC ............................. 4,044,026 39,637,837
BAE Systems PLC ........................ 2,319,341 63,632,752
Barclays PLC ........................... 8,011,869 53,134,753
BP PLC ............................... 5,670,779 40,561,907
Bunzl PLC ............................. 333,637 12,555,043
Compass Group PLC ...................... 474,161 14,429,632
Diageo PLC ............................ 2,276,117 52,327,614
Diploma PLC ........................... 140,759 13,835,146
Endeavour Mining PLC ..................... 202,389 12,629,311
Experian PLC ........................... 308,014 12,538,595
Glencore PLC ........................... 3,929,520 31,357,521
GSK PLC .............................. 1,994,476 50,160,267
Haleon PLC ............................ 2,825,343 14,073,189
HSBC Holdings PLC ...................... 9,266,692 189,813,836
Informa PLC ............................ 3,142,811 37,900,326
Kingfisher PLC .......................... 5,596,962 23,657,410
Land Securities Group PLC .................. 1,807,192 16,660,307
Legal & General Group PLC ................. 5,055,699 19,836,156
Lloyds Banking Group PLC .................. 37,030,722 54,595,581
London Stock Exchange Group PLC ............ 334,045 40,489,088
National Grid PLC ........................ 4,942,435 77,971,778
NatWest Group PLC ....................... 4,206,269 38,245,752
Prudential PLC .......................... 870,439 11,838,936
Reckitt Benckiser Group PLC ................. 269,605 18,619,297
RELX PLC ............................. 1,209,581 43,401,281
Rentokil Initial PLC ........................ 2,564,064 12,054,788
Rolls-Royce Holdings PLC .................. 4,092,269 83,171,930
Sage Group PLC (The) ..................... 1,506,075 22,015,623
Segro PLC ............................. 2,071,758 26,708,953
Shell PLC .............................. 2,652,563 121,530,422
Smiths Group PLC ........................ 1,140,478 39,859,341
SSE PLC .............................. 1,263,916 41,548,166
Standard Chartered PLC .................... 876,231 25,447,652
Tesco PLC ............................. 2,848,444 17,634,477

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United Kingdom (continued)
Unilever PLC ........................... 1,466,675 $ 94,423,775
1,669,984,143
a
United States  —  0 .2%
Nebius Group N.V. , Class A
(b) (c)
................ 107,163 22,109,870
a
Total Long-Term Investments — 99.5%
(Cost: $ 8,082,181,106 ) ............................... 12,145,365,603
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 95,887,786 $ 95,916,552
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 6,432,197 6,432,197
a
Total Short-Term Securities — 0.8%
(Cost: $ 102,346,220 ) ................................ 102,348,749
Total Investments —  100.3%
(Cost: $ 8,184,527,326 ) ............................... 12,247,714,352
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (38,504,945)
Net Assets — 100.0% ................................. $ 12,209,209,407
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,263,396 $ 84,657,482
(a)
$ — $ (6,855) $ 2,529 $ 95,916,552 95,887,786 $ 248,456
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,660,000 4,772,197
(a)
— — — 6,432,197 6,432,197 129,938 —
$ — $ (6,855) $ 2,529
$ 102,348,749
$ 378,394 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 68 09/10/26 $ 17,611 $ 435,007
SPI 200 Index ........................................................................ 39 09/17/26 6,305 74,814
Euro STOXX 50 Index .................................................................. 338 09/18/26 25,272 260,408
FTSE 100 Index ...................................................................... 106 09/18/26 15,456 218,413
$ 988,642

iShares
®
ESG Aware MSCI EAFE ETF
Schedule of Investments
(continued)
August 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 988,642 $ — $ — $ — $ 988,642
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 12,585,858 $ — $ — $ — $ 12,585,858
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (99,422) $ — $ — $ — $ (99,422)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 72,858,569
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 124,424,565 $ 12,020,941,038 $ — $ 12,145,365,603
Short-Term Securities
Money Market Funds ........................................ 102,348,749 — — 102,348,749
$ 226,773,314 $ 12,020,941,038 $ — $ 12,247,714,352
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 335,222 $ 653,420 $ — $ 988,642
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 31,262 $ 17,711,799
General Electric Co. ....................... 268,467 90,127,056
Howmet Aerospace, Inc. .................... 147,077 36,026,511
L3Harris Technologies, Inc. .................. 186,807 49,737,364
Northrop Grumman Corp. ................... 73,541 39,690,078
Rocket Lab Corp.
(a) (b)
...................... 238,891 15,269,913
RTX Corp. ............................. 427,930 88,893,899
337,456,620
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 134,320 20,102,331
Expeditors International of Washington, Inc. ....... 164,421 31,182,443
51,284,774
a
Automobiles  —  1 .8%
General Motors Co. ....................... 213,275 18,409,898
Rivian Automotive, Inc. , Class A
(a)
.............. 1,151,767 18,497,378
Tesla, Inc.
(a)
............................. 768,789 282,875,913
319,783,189
a
Banks  —  3 .2%
Bank of America Corp. ..................... 1,287,325 79,736,911
Citigroup, Inc. ........................... 495,194 65,177,434
Citizens Financial Group, Inc. ................ 394,137 27,144,215
Fifth Third Bancorp ....................... 509,016 27,369,790
JPMorgan Chase & Co. .................... 708,003 252,063,228
PNC Financial Services Group, Inc. (The) ........ 226,943 54,382,351
U.S. Bancorp ........................... 620,026 38,181,201
Wells Fargo & Co. ........................ 371,723 32,113,150
576,168,280
a
Beverages  —  0 .7%
Coca-Cola Co. (The) ...................... 1,159,443 102,807,811
Keurig Dr Pepper, Inc. ..................... 604,203 19,249,907
122,057,718
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 537,138 137,732,926
Alnylam Pharmaceuticals, Inc.
(a)
............... 74,708 17,981,468
Amgen, Inc. ............................ 135,911 58,425,421
Biogen, Inc.
(a)
........................... 81,778 17,717,204
Gilead Sciences, Inc. ...................... 445,091 65,134,617
Incyte Corp.
(a)
........................... 141,033 17,378,086
Regeneron Pharmaceuticals, Inc. .............. 21,548 17,218,576
Vertex Pharmaceuticals, Inc.
(a)
................ 88,514 48,197,643
379,785,941
a
Broadline Retail  —  3 .8%
Amazon.com, Inc.
(a)
....................... 2,584,720 671,432,714
MercadoLibre, Inc.
(a) (b)
...................... 14,335 27,755,427
699,188,141
a
Building Products  —  0 .7%
Carrier Global Corp. ....................... 464,003 27,014,255
Johnson Controls International PLC ............ 156,601 21,648,522
Lennox International, Inc. ................... 43,207 16,532,726
Trane Technologies PLC .................... 151,752 67,438,589
132,634,092
a
Capital Markets  —  3 .9%
Ares Management Corp. , Class A .............. 126,712 18,141,357
Bank of New York Mellon Corp. (The) ........... 516,907 83,366,761
BlackRock, Inc.
(c)
......................... 42,680 49,321,435
Cboe Global Markets, Inc. ................... 84,457 25,353,991
Security Shares Value
a
Capital Markets (continued)
CME Group, Inc. , Class A ................... 68,168 $ 19,461,964
Goldman Sachs Group, Inc. (The) ............. 103,117 105,787,730
Intercontinental Exchange, Inc. ............... 226,821 36,450,135
Moody's Corp. ........................... 59,537 30,044,752
Morgan Stanley .......................... 424,862 90,631,562
Nasdaq, Inc. ............................ 340,859 33,612,106
Raymond James Financial, Inc. ............... 252,544 44,995,765
Robinhood Markets, Inc. , Class A
(a)
............. 189,191 19,829,109
S&P Global, Inc. ......................... 151,654 66,096,879
State Street Corp. ........................ 249,967 47,838,684
T Rowe Price Group, Inc. ................... 298,789 33,249,240
704,181,470
a
Chemicals  —  1 .1%
Ecolab, Inc. ............................ 254,112 71,964,519
Linde PLC ............................. 139,671 68,380,128
PPG Industries, Inc. ....................... 226,041 25,355,019
Sherwin-Williams Co. (The) .................. 84,809 28,734,137
194,433,803
a
Commercial Services & Supplies  —  0 .1%
Veralto Corp. ............................ 257,207 25,352,894
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(a)
..................... 290,522 56,852,250
Ciena Corp.
(a)
........................... 45,359 17,363,425
Cisco Systems, Inc. ....................... 1,167,643 129,012,875
F5, Inc.
(a)
.............................. 63,464 25,838,098
Lumentum Holdings, Inc.
(a)
.................. 21,896 20,029,585
Motorola Solutions, Inc. .................... 39,172 19,010,172
268,106,405
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 10,683 16,511,858
EMCOR Group, Inc. ....................... 22,487 16,517,601
Quanta Services, Inc. ...................... 26,774 16,254,228
49,283,687
a
Construction Materials  —  0 .3%
CRH PLC .............................. 624,797 58,912,109
a
Consumer Finance  —  0 .7%
American Express Co. ..................... 219,825 72,579,620
Capital One Financial Corp. .................. 157,353 33,753,792
Synchrony Financial ....................... 227,636 17,546,183
123,879,595
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 52,873 39,771,599
Costco Wholesale Corp. .................... 114,541 108,114,105
Dollar General Corp. ...................... 148,137 18,776,365
Dollar Tree, Inc.
(a)
......................... 137,427 17,396,884
Kroger Co. (The) ......................... 322,006 18,528,225
Sysco Corp. ............................ 500,297 40,564,081
Target Corp. ............................ 207,690 33,413,167
276,564,426
a
Containers & Packaging  —  0 .1%
International Paper Co. ..................... 555,071 21,053,843
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 1,906,831 49,367,855
Verizon Communications, Inc. ................ 2,171,998 108,643,340
158,011,195
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Electric Utilities  —  1 .1%
Constellation Energy Corp. .................. 66,011 $ 18,137,843
Entergy Corp. ........................... 226,162 24,043,282
Eversource Energy ....................... 427,294 29,970,401
Exelon Corp. ............................ 1,371,466 59,960,494
NextEra Energy, Inc. ...................... 860,471 70,851,182
202,963,202
a
Electrical Equipment  —  0 .8%
Bloom Energy Corp. , Class A
(a)
................ 87,680 18,088,384
Eaton Corp. PLC ......................... 101,918 40,958,806
GE Vernova, Inc. ......................... 72,744 65,362,666
Rockwell Automation, Inc. ................... 41,823 17,750,936
142,160,792
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 191,589 30,376,436
Coherent Corp.
(a)
......................... 63,024 17,509,958
Corning, Inc. ............................ 225,107 33,480,164
Keysight Technologies, Inc.
(a)
................. 91,539 29,539,635
TE Connectivity PLC ...................... 89,018 18,270,945
129,177,138
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 419,152 26,637,110
TechnipFMC PLC ........................ 281,640 22,010,166
48,647,276
a
Entertainment  —  0 .8%
Netflix, Inc.
(a)
............................ 930,320 75,402,436
Walt Disney Co. (The) ..................... 429,673 46,211,331
Warner Bros Discovery, Inc.
(a)
................ 635,109 18,119,660
139,733,427
a
Financial Services  —  2 .4%
Berkshire Hathaway, Inc. , Class B
(a)
............ 149,305 75,254,199
Mastercard, Inc. , Class A .................... 206,855 121,901,720
PayPal Holdings, Inc. ...................... 295,822 15,579,466
Visa, Inc. , Class A ........................ 571,089 216,654,034
429,389,419
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 322,918 26,250,004
Bunge Global SA ......................... 202,334 23,513,234
General Mills, Inc. ........................ 923,354 38,042,185
Kraft Heinz Co. (The) ...................... 1,464,991 37,606,319
Mondelez International, Inc. , Class A ............ 285,419 17,715,957
143,127,699
a
Ground Transportation  —  0 .8%
CSX Corp. ............................. 373,465 18,863,717
JB Hunt Transport Services, Inc. .............. 67,033 17,795,251
Uber Technologies, Inc.
(a)
................... 476,163 36,021,731
Union Pacific Corp. ....................... 188,747 56,750,560
XPO, Inc.
(a)
............................. 95,638 18,552,816
147,984,075
a
Health Care Equipment & Supplies  —  1 .5%
Abbott Laboratories ....................... 221,889 24,487,670
Edwards Lifesciences Corp.
(a)
................ 419,033 38,027,245
IDEXX Laboratories, Inc.
(a)
................... 96,436 53,684,957
Intuitive Surgical, Inc.
(a)
..................... 45,570 17,173,510
ResMed, Inc. ........................... 78,564 18,863,217
STERIS PLC ............................ 272,491 63,392,306
Stryker Corp. ........................... 192,349 62,282,606
277,911,511
a
Security Shares Value
a
Health Care Providers & Services  —  1 .8%
Cardinal Health, Inc. ....................... 199,631 $ 46,837,425
Cencora, Inc. ........................... 130,785 42,322,026
Cigna Group (The) ........................ 122,944 33,942,380
Elevance Health, Inc. ...................... 83,443 32,754,715
Humana, Inc. ........................... 47,962 18,380,477
Labcorp Holdings, Inc. ..................... 54,905 18,264,697
McKesson Corp. ......................... 54,311 48,082,615
UnitedHealth Group, Inc. .................... 202,282 78,770,634
319,354,969
a
Health Care REITs  —  0 .2%
Welltower, Inc. ........................... 176,158 41,615,566
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 104,704 29,912,886
a
Hotels, Restaurants & Leisure  —  1 .1%
Booking Holdings, Inc. ..................... 208,770 41,564,019
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 872,013 33,162,654
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 182,719 18,304,790
Hilton Worldwide Holdings, Inc. ............... 59,883 18,939,795
McDonald's Corp. ........................ 81,515 21,482,463
Royal Caribbean Cruises Ltd. ................ 60,284 16,200,722
Starbucks Corp. .......................... 325,242 34,556,963
Yum! Brands, Inc. ........................ 124,174 19,037,116
203,248,522
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 119,313 17,247,887
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 534,606 53,342,987
Colgate-Palmolive Co. ..................... 543,521 48,819,056
Kimberly-Clark Corp. ...................... 429,938 46,411,807
Procter & Gamble Co. (The) ................. 723,686 105,021,312
253,595,162
a
Industrial Conglomerates  —  0 .6%
3M Co. ................................ 269,217 46,259,557
Honeywell International, Inc. ................. 291,522 62,248,693
108,508,250
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 391,682 54,804,145
a
Insurance  —  2 .0%
Arch Capital Group Ltd.
(a)
................... 384,051 37,663,882
Hartford Insurance Group, Inc. (The) ............ 801,888 110,163,374
Marsh & McLennan Companies, Inc. ............ 95,863 18,194,797
MetLife, Inc. ............................ 637,326 60,654,315
Progressive Corp. (The) .................... 182,810 39,867,205
Prudential Financial, Inc. .................... 399,832 47,020,243
Travelers Companies, Inc. (The) ............... 79,610 29,131,687
Willis Towers Watson PLC ................... 54,024 18,289,825
360,985,328
a
Interactive Media & Services  —  7 .0%
Alphabet, Inc. , Class A ..................... 1,007,821 342,004,056
Alphabet, Inc. , Class C , NVS ................. 1,847,043 619,516,693
Meta Platforms, Inc. , Class A ................. 552,302 316,104,527
1,277,625,276
a
IT Services  —  1 .2%
Accenture PLC , Class A .................... 240,350 45,608,816
Cloudflare, Inc. , Class A
(a)
................... 89,820 27,404,980
International Business Machines Corp. .......... 275,572 64,448,024
MongoDB, Inc. , Class A
(a)
................... 41,165 18,662,976

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
IT Services (continued)
Okta, Inc. , Class A
(a)
....................... 128,306 $ 22,202,070
Snowflake, Inc. , Class A
(a) (b)
.................. 83,122 27,549,124
Twilio, Inc. , Class A
(a)
...................... 81,666 19,242,960
225,118,950
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 204,260 31,366,166
Danaher Corp. .......................... 151,590 32,373,560
IQVIA Holdings, Inc.
(a)
...................... 86,320 22,545,921
Mettler-Toledo International, Inc.
(a)
............. 23,283 32,715,875
Thermo Fisher Scientific, Inc. ................. 59,762 36,879,130
Waters Corp.
(a)
.......................... 51,758 21,460,419
West Pharmaceutical Services, Inc. ............ 51,366 17,521,456
194,862,527
a
Machinery  —  1 .6%
Caterpillar, Inc. .......................... 136,469 108,829,933
Cummins, Inc. ........................... 122,202 68,970,809
Deere & Co. ............................ 60,331 39,511,375
Ingersoll Rand, Inc. ....................... 223,311 17,206,113
Parker-Hannifin Corp. ...................... 28,711 28,120,702
Xylem, Inc. ............................. 295,663 32,555,453
295,194,385
a
Media  —  0 .1%
AppLovin Corp. , Class A
(a)
................... 58,311 18,196,531
a
Metals & Mining  —  0 .5%
Coeur Mining, Inc. ........................ 865,626 17,987,708
Newmont Corp. .......................... 258,062 32,531,296
Nucor Corp. ............................ 76,781 19,167,609
Steel Dynamics, Inc. ....................... 78,434 18,245,317
87,931,930
a
Multi-Utilities  —  0 .6%
NiSource, Inc. ........................... 1,873,338 76,656,991
Public Service Enterprise Group, Inc. ........... 302,837 22,207,037
Sempra ............................... 211,734 17,298,668
116,162,696
a
Oil, Gas & Consumable Fuels  —  3 .5%
Cheniere Energy, Inc. ...................... 172,228 50,237,185
Chevron Corp. ........................... 88,143 18,169,798
ConocoPhillips .......................... 380,893 50,464,514
Devon Energy Corp. ....................... 521,173 25,282,102
Diamondback Energy, Inc. ................... 229,513 46,012,766
EQT Corp. ............................. 436,990 23,676,118
Expand Energy Corp. ...................... 221,278 21,720,649
ExxonMobil Holdings Corp. .................. 776,174 124,925,205
Kinder Morgan, Inc. ....................... 1,488,774 47,998,074
Marathon Petroleum Corp. .................. 50,228 18,751,117
Occidental Petroleum Corp. .................. 532,597 32,051,688
ONEOK, Inc. ............................ 256,367 24,613,796
Phillips 66 .............................. 111,092 27,393,065
Targa Resources Corp. ..................... 137,781 40,459,391
Texas Pacific Land Corp. .................... 48,559 18,177,576
Williams Companies, Inc. (The) ............... 851,406 63,898,020
633,831,064
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 324,115 25,280,970
a
Pharmaceuticals  —  3 .3%
Bristol-Myers Squibb Co. .................... 338,841 22,637,967
Eli Lilly & Co. ........................... 213,613 247,092,566
Johnson & Johnson ....................... 527,087 140,126,079
Security Shares Value
a
Pharmaceuticals (continued)
Merck & Co., Inc. ......................... 633,657 $ 93,629,158
Pfizer, Inc. ............................. 1,466,183 41,727,568
Royalty Pharma PLC , Class A ................ 344,703 21,168,211
Zoetis, Inc. , Class A ....................... 364,501 28,103,027
594,484,576
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 239,260 68,466,641
Broadridge Financial Solutions, Inc. ............ 167,047 30,466,032
Jacobs Solutions, Inc. ...................... 178,875 26,661,319
125,593,992
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 174,589 25,456,822
a
Semiconductors & Semiconductor Equipment  —  16 .8%
Advanced Micro Devices, Inc.
(a)
............... 454,510 213,946,947
Analog Devices, Inc. ....................... 140,507 50,883,205
Applied Materials, Inc. ..................... 266,785 122,291,576
Broadcom, Inc. .......................... 1,247,780 462,102,845
Credo Technology Group Holding Ltd.
(a)
.......... 77,155 17,451,689
First Solar, Inc.
(a)
......................... 81,464 16,447,582
Intel Corp.
(a)
............................ 1,214,501 108,709,985
KLA Corp. .............................. 296,584 52,035,663
Lam Research Corp. ...................... 418,392 126,141,004
Marvell Technology, Inc. .................... 256,318 54,252,268
Micron Technology, Inc. ..................... 301,119 288,691,819
Monolithic Power Systems, Inc. ............... 13,935 17,666,375
NVIDIA Corp. ........................... 6,305,224 1,392,067,355
NXP Semiconductors N.V. ................... 94,982 21,336,756
QUALCOMM, Inc. ........................ 269,521 45,947,940
Texas Instruments, Inc. ..................... 245,655 64,093,846
3,054,066,855
a
Software  —  9 .6%
Adobe, Inc.
(a)
............................ 182,852 53,537,237
Autodesk, Inc.
(a)
.......................... 176,594 45,654,847
Cadence Design Systems, Inc.
(a)
.............. 143,411 48,584,779
Crowdstrike Holdings, Inc. , Class A
(a)
............ 208,020 48,052,620
Datadog, Inc. , Class A
(a)
.................... 81,303 19,272,063
Fortinet, Inc.
(a)
........................... 156,989 26,834,130
Intuit, Inc. .............................. 98,666 35,450,694
Microsoft Corp. .......................... 1,946,926 987,656,090
Oracle Corp. ............................ 479,118 71,446,076
Palantir Technologies, Inc. , Class A
(a)
........... 482,878 89,998,802
Palo Alto Networks, Inc.
(a)
................... 266,328 101,771,919
Salesforce, Inc. .......................... 265,871 68,472,417
ServiceNow, Inc.
(a)
........................ 464,505 68,742,095
Synopsys, Inc.
(a)
......................... 97,316 42,779,140
Trimble, Inc.
(a)
........................... 43,242 2,591,925
Workday, Inc. , Class A
(a)
.................... 91,320 18,031,134
Zscaler, Inc.
(a)
........................... 98,080 18,476,801
1,747,352,769
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 364,770 64,090,089
Crown Castle, Inc. ........................ 452,918 34,485,176
Digital Realty Trust, Inc. .................... 197,886 36,725,663
Equinix, Inc. ............................ 63,036 65,981,042
Iron Mountain, Inc. ........................ 148,418 17,120,016
SBA Communications Corp. , Class A ............ 144,600 27,424,836
Weyerhaeuser Co. ........................ 790,486 18,473,658
264,300,480
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Specialty Retail  —  1 .4%
Best Buy Co., Inc. ........................ 203,120 $ 16,280,068
Home Depot, Inc. (The) .................... 359,342 117,803,088
Lowe's Companies, Inc. .................... 321,069 65,722,824
Tractor Supply Co. ........................ 766,891 26,764,496
Williams-Sonoma, Inc. ..................... 88,833 20,276,132
246,846,608
a
Technology Hardware, Storage & Peripherals  —  8 .3%
Apple, Inc. ............................. 3,953,597 1,252,697,209
Dell Technologies, Inc. , Class C ............... 81,357 37,099,606
Hewlett Packard Enterprise Co. ............... 561,090 29,311,342
NetApp, Inc. ............................ 116,630 21,610,373
Sandisk Corp.
(a)
.......................... 34,264 53,681,409
Seagate Technology Holdings PLC ............. 62,062 51,410,919
Western Digital Corp. ...................... 120,299 54,200,714
1,500,011,572
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 197,875 17,230,955
a
Trading Companies & Distributors  —  0 .6%
Ferguson Enterprises, Inc. ................... 74,516 16,729,587
Sunbelt Rentals Holdings, Inc. ................ 245,264 17,727,682
United Rentals, Inc. ....................... 17,400 18,061,200
WW Grainger, Inc. ........................ 38,648 50,609,170
103,127,639
a
Total Common Stocks — 99.8%
(Cost: $ 12,595,524,288 ) .............................. 18,101,182,033
Security Shares Value
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (d)
............... 207,094 $ 2,071
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 2,071
Total Long-Term Investments — 99.8%
(Cost: $ 12,595,524,288 ) .............................. 18,101,184,104
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (e) (f)
...................... 38,979,461 38,991,155
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (e)
............................ 34,369,440 34,369,440
a
Total Short-Term Securities — 0.4%
(Cost: $ 73,361,315 ) ................................. 73,360,595
Total Investments — 100.2%
(Cost: $ 12,668,885,603 ) .............................. 18,174,544,699
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (28,779,814)
Net Assets — 100.0% ................................. $ 18,145,764,885
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 66,040,594 $ — $ (27,040,886)
(a)
$ 5,592 $ (14,145) $ 38,991,155 38,979,461 $ 68,051
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 23,405,195 10,964,245
(a)
— — — 34,369,440 34,369,440 965,107 —
BlackRock, Inc. .. 20,595,102 32,188,202 (5,831,793) 937,376 1,432,548 49,321,435 42,680 635,013 —
$ — $ 942,968 $ 1,418,403
$ 122,682,030
$ 1,668,171 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA ETF
12
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 122 09/18/26 $ 46,964 $ (366,816)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 366,816 $ — $ — $ — $ 366,816
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 5,655,928 $ — $ — $ — $ 5,655,928
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,443,946) $ — $ — $ — $ (1,443,946)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 39,212,160
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 18,101,182,033  $ —  $ —  $ 18,101,182,033
Rights ................................................. —  —  2,071  2,071
Short-Term Securities
Money Market Funds ....................................... 73,360,595  —  —  73,360,595
$ 18,174,542,628  $ —  $ 2,071  $ 18,174,544,699
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (366,816) $ —  $ —  $ (366,816)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 108 $ 61,189
Carpenter Technology Corp. ................. 55 26,203
General Electric Co. ....................... 692 232,311
Howmet Aerospace, Inc. .................... 402 98,470
Rocket Lab Corp.
(a) (b)
...................... 573 36,626
454,799
a
Automobiles  —  3 .2%
Rivian Automotive, Inc. , Class A
(a)
.............. 2,112 33,918
Tesla, Inc.
(a)
............................. 2,365 870,202
904,120
a
Biotechnology  —  0 .5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 231 55,599
Vertex Pharmaceuticals, Inc.
(a)
................ 127 69,154
124,753
a
Broadline Retail  —  7 .6%
Amazon.com, Inc.
(a)
....................... 7,897 2,051,403
MercadoLibre, Inc.
(a)
....................... 44 85,193
2,136,596
a
Building Products  —  1 .1%
Trane Technologies PLC .................... 716 318,190
a
Capital Markets  —  0 .7%
Moody's Corp. ........................... 281 141,804
Robinhood Markets, Inc. , Class A
(a)
............. 538 56,388
198,192
a
Chemicals  —  1 .1%
Ecolab, Inc. ............................ 821 232,507
Sherwin-Williams Co. (The) .................. 212 71,828
304,335
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 872 170,642
Ciena Corp.
(a)
........................... 138 52,826
Lumentum Holdings, Inc.
(a)
.................. 72 65,863
289,331
a
Construction & Engineering  —  0 .7%
Comfort Systems USA, Inc. .................. 44 68,007
EMCOR Group, Inc. ....................... 102 74,923
Quanta Services, Inc. ...................... 63 38,247
181,177
a
Consumer Staples Distribution & Retail  —  0 .7%
Casey's General Stores, Inc. ................. 200 150,442
Costco Wholesale Corp. .................... 44 41,531
191,973
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 102 28,027
a
Electrical Equipment  —  1 .0%
Bloom Energy Corp. , Class A
(a)
................ 136 28,057
Eaton Corp. PLC ......................... 66 26,524
GE Vernova, Inc. ......................... 210 188,691
Rockwell Automation, Inc. ................... 65 27,588
270,860
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 207 32,820
Coherent Corp.
(a)
......................... 98 27,227
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ............................ 680 $ 101,136
Keysight Technologies, Inc.
(a)
................. 301 97,133
258,316
a
Entertainment  —  0 .6%
Netflix, Inc.
(a)
............................ 1,902 154,157
a
Financial Services  —  3 .6%
Mastercard, Inc. , Class A .................... 554 326,478
Visa, Inc. , Class A ........................ 1,831 694,626
1,021,104
a
Ground Transportation  —  0 .7%
JB Hunt Transport Services, Inc. .............. 103 27,344
Uber Technologies, Inc.
(a)
................... 1,122 84,879
XPO, Inc.
(a)
............................. 417 80,894
193,117
a
Health Care Equipment & Supplies  —  1 .2%
Edwards Lifesciences Corp.
(a)
................ 1,132 102,729
IDEXX Laboratories, Inc.
(a)
................... 433 241,047
343,776
a
Health Care Providers & Services  —  0 .9%
Cencora, Inc. ........................... 363 117,467
McKesson Corp. ......................... 153 135,454
252,921
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 292 68,982
a
Health Care Technology  —  0 .4%
Veeva Systems, Inc. , Class A
(a)
............... 405 115,704
a
Hotels, Restaurants & Leisure  —  1 .1%
Booking Holdings, Inc. ..................... 587 116,866
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 3,423 130,177
Hilton Worldwide Holdings, Inc. ............... 102 32,261
Las Vegas Sands Corp. .................... 603 26,417
305,721
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a)
......................... 155 29,836
a
Interactive Media & Services  —  10 .5%
Alphabet, Inc. , Class A ..................... 4,837 1,641,436
Alphabet, Inc. , Class C , NVS ................. 3,878 1,300,720
2,942,156
IT Services  —  0 .8%
Cloudflare, Inc. , Class A
(a)
................... 231 70,480
MongoDB, Inc. , Class A
(a)
................... 158 71,633
Snowflake, Inc. , Class A
(a)
................... 193 63,966
VeriSign, Inc. ........................... 103 29,693
235,772
a
Life Sciences Tools & Services  —  1 .0%
Mettler-Toledo International, Inc.
(a)
............. 118 165,807
Waters Corp.
(a)
.......................... 175 72,560
West Pharmaceutical Services, Inc. ............ 125 42,639
281,006
a
Machinery  —  2 .2%
Caterpillar, Inc. .......................... 426 339,722
Cummins, Inc. ........................... 512 288,973
628,695
a

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Media  —  0 .1%
AppLovin Corp. , Class A
(a)
................... 124 $ 38,695
a
Metals & Mining  —  0 .1%
Coeur Mining, Inc. ........................ 1,562 32,458
a
Oil, Gas & Consumable Fuels  —  1 .0%
Cheniere Energy, Inc. ...................... 428 124,843
Targa Resources Corp. ..................... 389 114,230
Texas Pacific Land Corp. .................... 120 44,921
283,994
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 287 29,360
a
Pharmaceuticals  —  2 .6%
Eli Lilly & Co. ........................... 637 736,837
a
Professional Services  —  0 .1%
Verisk Analytics, Inc. , Class A ................. 151 29,261
a
Semiconductors & Semiconductor Equipment  —  27 .4%
Advanced Micro Devices, Inc.
(a)
............... 1,421 668,893
Analog Devices, Inc. ....................... 138 49,975
Applied Materials, Inc. ..................... 901 413,009
Broadcom, Inc. .......................... 3,727 1,380,257
Credo Technology Group Holding Ltd.
(a)
.......... 150 33,929
First Solar, Inc.
(a)
......................... 127 25,641
KLA Corp. .............................. 784 137,553
Lam Research Corp. ...................... 1,426 429,925
Marvell Technology, Inc. .................... 845 178,853
Monolithic Power Systems, Inc. ............... 22 27,891
NVIDIA Corp. ........................... 19,635 4,335,015
7,680,941
a
Software  —  6 .9%
Atlassian Corp. , Class A
(a)
................... 240 46,601
Autodesk, Inc.
(a)
.......................... 830 214,580
Cadence Design Systems, Inc.
(a)
.............. 581 196,831
Crowdstrike Holdings, Inc. , Class A
(a)
............ 526 121,506
Datadog, Inc. , Class A
(a)
.................... 239 56,653
Fair Isaac Corp.
(a)
......................... 24 27,533
Fortinet, Inc.
(a)
........................... 493 84,268
Oracle Corp. ............................ 1,476 220,101
Palantir Technologies, Inc. , Class A
(a)
........... 1,278 238,194
Palo Alto Networks, Inc.
(a)
................... 899 343,535
Samsara, Inc. , Class A
(a)
.................... 716 29,249
ServiceNow, Inc.
(a)
........................ 1,750 258,982
Workday, Inc. , Class A
(a)
.................... 155 30,605
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 351 $ 66,123
1,934,761
a
Specialized REITs  —  0 .9%
Equinix, Inc. ............................ 199 208,297
Iron Mountain, Inc. ........................ 364 41,988
250,285
a
Specialty Retail  —  0 .3%
Burlington Stores, Inc.
(a)
.................... 83 21,560
Carvana Co. , Class A
(a) (b)
.................... 399 29,311
Ulta Beauty, Inc.
(a)
........................ 72 38,671
89,542
a
Technology Hardware, Storage & Peripherals  —  15 .5%
Apple, Inc. ............................. 12,186 3,861,134
Dell Technologies, Inc. , Class C ............... 247 112,635
Everpure, Inc. , Class A
(a)
.................... 251 23,330
Seagate Technology Holdings PLC ............. 197 163,191
Western Digital Corp. ...................... 415 186,978
4,347,268
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 940 81,855
a
Trading Companies & Distributors  —  0 .6%
WW Grainger, Inc. ........................ 138 180,710
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 23,504,155 ) ................................. 27,949,583
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 62,138 62,156
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 58,466 58,466
a
Total Short-Term Securities — 0.4%
(Cost: $ 120,628 ) ................................... 120,622
Total Investments — 99.9%
(Cost: $ 23,624,783 ) ................................. 28,070,205
Other Assets Less Liabilities — 0 .1% ..................... 18,495
Net Assets — 100.0% ................................. $ 28,088,700
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Growth ETF
16
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 46,700 $ 15,429
(a)
$ — $ 35 $ (8) $ 62,156 62,138 $ 235
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 17,225 41,241
(a)
— — — 58,466 58,466 1,078 —
$ — $ 35 $ (8)
$ 120,622
$ 1,313 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 8 09/18/26 $ 118 $ (827)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 827 $ — $ — $ — $ 827
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (6,403) $ — $ — $ — $ (6,403)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (689) $ — $ — $ — $ (689)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 286,010
a

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(continued)
August 31, 2026
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 27,949,583  $ —  $ —  $ 27,949,583
Short-Term Securities
Money Market Funds ....................................... 120,622  —  —  120,622
$ 28,070,205  $ —  $ —  $ 28,070,205
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (827) $ —  $ —  $ (827)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
AAR Corp.
(a)
............................ 18,418 $ 2,381,263
AeroVironment, Inc.
(a)
...................... 15,236 2,260,261
Archer Aviation, Inc. , Class A
(a) (b)
............... 283,582 1,639,104
Astronics Corp.
(a)
......................... 17,873 1,316,704
Ducommun, Inc.
(a)
........................ 12,576 2,155,778
Firefly Aerospace, Inc.
(a) (b)
................... 57,694 1,218,497
Hexcel Corp. ............................ 36,545 3,386,625
Huntington Ingalls Industries, Inc. .............. 20,826 6,064,531
Intuitive Machines, Inc. , Class A
(a)
.............. 78,815 1,210,598
Karman Holdings, Inc.
(a)
.................... 38,626 1,601,048
Kratos Defense & Security Solutions, Inc.
(a)
....... 83,944 4,279,465
Leonardo DRS, Inc. ....................... 81,990 3,115,620
Mercury Systems, Inc.
(a)
.................... 40,865 3,568,740
Moog, Inc. , Class A ....................... 14,761 5,483,712
Redwire Corp.
(a)
.......................... 117,725 1,259,658
V2X, Inc.
(a)
............................. 23,855 1,840,652
VSE Corp. ............................. 13,256 2,766,262
Woodward, Inc. .......................... 25,850 8,784,347
54,332,865
a
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a)
...................... 55,696 2,658,370
a
Automobile Components  —  1 .0%
Aptiv PLC
(a)
............................. 55,721 2,494,072
BorgWarner, Inc. ......................... 109,793 7,044,319
Dana, Inc. .............................. 50,324 1,508,714
Dorman Products, Inc.
(a)
.................... 12,303 1,585,242
Garrett Motion, Inc. ....................... 123,363 3,324,633
Goodyear Tire & Rubber Co. (The)
(a) (b)
........... 252,101 1,580,673
LCI Industries ........................... 18,078 1,819,189
Lear Corp. ............................. 33,006 4,125,420
Mobileye Global, Inc. , Class A
(a)
............... 160,406 1,368,263
QuantumScape Corp. , Class A
(a) (b)
............. 248,251 1,387,723
Visteon Corp. ........................... 21,694 2,208,883
XPEL, Inc.
(a)
............................ 32,197 1,586,024
30,033,155
a
Automobiles  —  0 .2%
Harley-Davidson, Inc. ...................... 137,273 3,788,735
Lucid Group, Inc.
(a) (b)
....................... 249,743 1,211,253
Thor Industries, Inc. ....................... 18,240 1,386,240
6,386,228
a
Banks  —  5 .7%
Amalgamated Financial Corp. ................ 50,030 2,404,942
Ameris Bancorp .......................... 26,916 2,267,673
Associated Banc-Corp. ..................... 153,280 4,691,901
Atlantic Union Bankshares Corp. .............. 47,399 1,911,602
Banc of California, Inc. ..................... 98,958 1,842,598
Bancorp, Inc. (The)
(a)
...................... 30,055 1,953,575
Bank of Hawaii Corp. ...................... 22,387 1,699,845
Bank OZK ............................. 26,660 1,308,473
BankUnited, Inc. ......................... 34,850 1,589,160
Banner Corp. ........................... 46,709 3,276,169
Beacon Financial Corp. ..................... 218,303 6,778,308
Camden National Corp. .................... 84,213 4,756,350
Central Pacific Financial Corp. ................ 90,346 3,362,678
Columbia Banking System, Inc. ............... 143,885 4,264,751
Commerce Bancshares, Inc. ................. 27,086 1,563,133
Community Financial System, Inc. ............. 28,022 1,758,381
Customers Bancorp, Inc.
(a)
................... 18,806 1,470,253
CVB Financial Corp. ....................... 182,027 4,035,539
Security Shares Value
a
Banks (continued)
East West Bancorp, Inc. .................... 65,690 $ 8,333,433
Eastern Bankshares, Inc. ................... 72,480 1,591,661
Enterprise Financial Services Corp. ............ 30,121 1,904,551
First BanCorp. ........................... 285,531 7,960,604
First Busey Corp. ......................... 53,935 1,623,444
First Financial Bancorp ..................... 52,104 1,700,154
First Horizon Corp. ........................ 213,122 5,183,127
First Interstate BancSystem, Inc. , Class A ........ 80,061 2,947,045
Fulton Financial Corp. ...................... 208,600 4,893,756
Glacier Bancorp, Inc. ...................... 102,242 4,734,827
Hancock Whitney Corp. .................... 25,349 1,888,247
Hanmi Financial Corp. ..................... 41,372 1,282,532
Horizon Bancorp, Inc. ...................... 89,303 1,734,264
Independent Bank Corp. .................... 59,953 2,187,685
Mercantile Bank Corp. ..................... 26,188 1,564,995
Old National Bancorp ...................... 212,896 5,445,880
Pathward Financial, Inc. .................... 14,380 1,171,395
Popular, Inc. ............................ 36,440 6,128,844
Provident Financial Services, Inc. .............. 62,073 1,452,508
Renasant Corp. .......................... 54,310 2,221,822
S&T Bancorp, Inc. ........................ 31,542 1,560,698
SOUTHSTATE BANK CORP. ................. 56,714 5,948,731
Texas Capital Bancshares, Inc. ............... 15,041 1,461,684
UMB Financial Corp. ...................... 35,169 4,980,985
United Bankshares, Inc. .................... 176,797 8,332,443
Valley National Bancorp .................... 317,586 4,331,873
Washington Trust Bancorp, Inc. ............... 44,535 1,742,655
Western Alliance Bancorp ................... 57,817 4,517,242
Wintrust Financial Corp. .................... 23,614 3,550,601
WSFS Financial Corp. ..................... 24,236 1,877,078
Zions Bancorp NA ........................ 111,795 7,455,609
162,645,704
a
Beverages  —  0 .5%
Brown-Forman Corp. , Class A ................ 99,504 2,710,489
Celsius Holdings, Inc.
(a)
..................... 45,267 1,423,647
Coca-Cola Consolidated, Inc. ................. 11,206 2,191,557
Molson Coors Beverage Co. , Class B ........... 120,048 4,773,109
Primo Brands Corp. , Class A ................. 114,739 2,618,344
Vita Coco Co., Inc. (The)
(a)
................... 21,603 1,268,420
14,985,566
a
Biotechnology  —  5 .7%
Agios Pharmaceuticals, Inc.
(a)
................ 49,863 1,679,386
Alkermes PLC
(a) (b)
......................... 95,988 4,510,476
Apogee Therapeutics, Inc.
(a)
.................. 17,028 2,300,142
Arcus Biosciences, Inc.
(a)
.................... 61,289 1,794,542
Arcutis Biotherapeutics, Inc.
(a) (b)
............... 88,407 2,119,116
Arrowhead Pharmaceuticals, Inc.
(a)
............. 51,323 4,228,502
Beam Therapeutics, Inc.
(a)
................... 52,816 1,554,375
Biohaven Ltd.
(a)
.......................... 158,849 2,425,624
BioMarin Pharmaceutical, Inc.
(a)
............... 55,650 3,630,050
Bridgebio Pharma, Inc.
(a)
.................... 57,760 4,423,838
CareDx, Inc.
(a)
........................... 68,751 3,445,113
Celldex Therapeutics, Inc.
(a)
.................. 44,205 1,751,844
CG oncology, Inc.
(a) (b)
...................... 23,780 1,787,305
Cogent Biosciences, Inc.
(a)
................... 59,492 2,082,220
CRISPR Therapeutics AG
(a) (b)
................. 34,435 1,962,106
Cytokinetics, Inc.
(a)
........................ 88,012 6,240,931
Denali Therapeutics, Inc.
(a)
.................. 76,586 1,819,683
Dianthus Therapeutics, Inc.
(a) (b)
................ 16,316 1,723,133
Disc Medicine, Inc. , Class A
(a)
................ 20,801 1,635,999
Dyne Therapeutics, Inc.
(a)
................... 83,663 2,127,550
Erasca, Inc.
(a)
........................... 80,916 1,446,778

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Exelixis, Inc.
(a)
........................... 84,590 $ 4,621,998
GRAIL, Inc.
(a)
........................... 20,900 1,658,833
Halozyme Therapeutics, Inc.
(a)
................ 49,271 5,246,869
Ideaya Biosciences, Inc.
(a) (b)
.................. 49,039 1,966,464
ImmunityBio, Inc.
(a) (b)
....................... 181,985 1,446,781
Immunome, Inc.
(a) (b)
....................... 67,787 1,858,042
Ionis Pharmaceuticals, Inc.
(a)
................. 78,145 4,716,832
Krystal Biotech, Inc.
(a)
...................... 6,148 2,209,345
Kymera Therapeutics, Inc.
(a)
.................. 22,217 2,639,602
Madrigal Pharmaceuticals, Inc.
(a)
.............. 5,699 3,077,631
MannKind Corp.
(a) (b)
....................... 332,403 1,332,936
Mineralys Therapeutics, Inc.
(a)
................ 54,512 1,399,323
Mirum Pharmaceuticals, Inc.
(a) (b)
............... 14,537 1,425,353
Moderna, Inc.
(a) (b)
......................... 150,124 21,068,402
MoonLake Immunotherapeutics , Class A
(a)
........ 84,829 1,276,676
Newamsterdam Pharma Co. N.V.
(a) (b)
............ 51,164 1,296,496
Oruka Therapeutics, Inc.
(a)
................... 23,168 2,145,820
Praxis Precision Medicines, Inc.
(a) (b)
............. 9,871 3,457,811
Protagonist Therapeutics, Inc.
(a)
............... 24,611 3,636,275
PTC Therapeutics, Inc.
(a)
.................... 22,827 1,587,390
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 467,608 1,589,867
Relay Therapeutics, Inc.
(a)
................... 110,413 2,029,391
Rhythm Pharmaceuticals, Inc.
(a)
............... 14,015 1,487,412
Scholar Rock Holding Corp.
(a)
................ 29,267 1,662,366
SELLAS Life Sciences Group, Inc.
(a)
............ 105,396 1,405,983
Spyre Therapeutics, Inc.
(a) (b)
.................. 28,768 2,569,845
Tango Therapeutics, Inc.
(a)
................... 58,918 1,345,687
TG Therapeutics, Inc.
(a)
..................... 45,981 2,496,768
Travere Therapeutics, Inc.
(a)
.................. 39,767 2,635,757
Twist Bioscience Corp.
(a) (b)
................... 26,924 3,742,436
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 61,691 1,555,230
uniQure N.V.
(a)
........................... 29,937 1,457,333
Vaxcyte, Inc.
(a)
........................... 63,541 3,859,480
Vera Therapeutics, Inc. , Class A
(a)
.............. 45,227 1,541,336
Veracyte, Inc.
(a)
.......................... 75,138 3,245,210
Viking Therapeutics, Inc.
(a) (b)
.................. 49,970 1,638,017
Viridian Therapeutics, Inc.
(a)
.................. 72,118 1,670,253
Xenon Pharmaceuticals, Inc.
(a)
................ 82,042 4,940,569
163,630,532
a
Broadline Retail  —  0 .3%
Etsy, Inc.
(a)
............................. 35,783 2,910,232
Macy's, Inc. ............................ 117,643 2,583,440
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 27,596 2,081,290
7,574,962
a
Building Products  —  2 .2%
AAON, Inc. ............................. 45,009 3,419,334
Advanced Drainage Systems, Inc. ............. 28,435 3,859,483
Allegion PLC ............................ 26,079 4,048,765
Armstrong World Industries, Inc. ............... 28,322 4,887,811
AZZ, Inc. .............................. 25,795 3,538,042
Builders FirstSource, Inc.
(a)
.................. 32,831 2,179,978
Carlisle Companies, Inc. .................... 17,600 6,099,808
CSW Industrials, Inc. ...................... 5,460 1,686,867
Fortune Brands Innovations, Inc. .............. 78,477 3,478,885
Gibraltar Industries, Inc.
(a)
................... 39,405 1,772,831
Hayward Holdings, Inc.
(a)
.................... 108,936 1,530,551
Louisiana-Pacific Corp. ..................... 28,876 2,036,047
Modine Manufacturing Co.
(a)
................. 23,736 4,235,214
Owens Corning .......................... 45,110 6,231,946
Resideo Technologies, Inc.
(a)
................. 135,964 2,632,263
Simpson Manufacturing Co., Inc. .............. 10,664 1,947,353
Security Shares Value
a
Building Products (continued)
Zurn Elkay Water Solutions Corp. .............. 177,595 $ 8,489,041
62,074,219
a
Capital Markets  —  2 .9%
Affiliated Managers Group, Inc. ............... 6,460 2,378,507
Artisan Partners Asset Management, Inc. , Class A ... 70,279 2,991,777
DigitalBridge Group, Inc. .................... 92,219 1,467,204
Donnelley Financial Solutions, Inc.
(a)
............ 42,853 2,069,800
Evercore, Inc. , Class A ..................... 15,127 4,332,827
FactSet Research Systems, Inc. ............... 28,240 8,854,652
Franklin Templeton, Inc. .................... 132,284 4,517,499
Freedom Holding Corp. N.V.
(a) (b)
............... 9,577 1,676,071
Galaxy Digital, Inc. , Class A
(a)
................. 88,958 2,188,367
Invesco Ltd. ............................ 279,720 9,169,222
Jefferies Financial Group, Inc. ................ 73,762 3,882,832
Lazard, Inc. , Class A ....................... 79,196 3,423,643
MarketAxess Holdings, Inc. .................. 23,267 3,783,912
Morningstar, Inc. ......................... 9,908 2,169,258
Piper Sandler Companies ................... 35,825 2,689,024
PJT Partners, Inc. , Class A .................. 28,909 5,214,894
SEI Investments Co. ....................... 32,105 3,563,013
StepStone Group, Inc. , Class A ............... 40,031 2,092,020
Stifel Financial Corp. ...................... 58,730 4,744,209
StoneX Group, Inc.
(a)
...................... 36,235 2,481,373
TPG, Inc. , Class A ........................ 34,676 1,876,665
Victory Capital Holdings, Inc. , Class A ........... 31,112 3,671,527
Virtu Financial, Inc. , Class A .................. 26,398 1,732,765
WisdomTree, Inc. ......................... 105,037 2,527,190
83,498,251
a
Chemicals  —  1 .8%
Albemarle Corp. ......................... 51,424 6,940,697
Avient Corp. ............................ 46,788 2,061,479
Axalta Coating Systems Ltd.
(a)
................ 154,009 5,609,008
Balchem Corp. .......................... 16,902 2,972,893
Cabot Corp. ............................ 22,556 1,865,607
Celanese Corp. , Class A .................... 47,214 2,147,293
Chemours Co. (The) ....................... 91,751 1,427,646
Element Solutions, Inc. ..................... 80,882 2,874,546
FMC Corp. ............................. 135,044 1,557,057
Hawkins, Inc. ........................... 11,780 1,416,781
HB Fuller Co. ........................... 51,610 2,835,970
Huntsman Corp. ......................... 143,389 1,373,667
Ingevity Corp.
(a)
.......................... 21,386 1,481,836
Minerals Technologies, Inc. .................. 33,500 2,375,820
Mosaic Co. (The) ......................... 143,735 3,466,888
NewMarket Corp. ......................... 1,906 1,711,016
Perimeter Solutions, Inc.
(a)
................... 55,140 1,681,770
Sensient Technologies Corp. ................. 23,065 3,112,391
Solstice Advanced Materials, Inc. .............. 44,960 2,850,014
Stepan Co. ............................. 29,851 1,868,971
Tronox Holdings PLC ...................... 254,746 1,347,606
52,978,956
a
Commercial Services & Supplies  —  0 .6%
ABM Industries, Inc. ....................... 34,280 1,598,476
Brady Corp. , Class A , NVS .................. 16,443 1,490,558
HNI Corp. .............................. 77,066 3,732,306
Interface, Inc. , Class A ..................... 54,573 2,069,408
MillerKnoll, Inc. .......................... 93,771 2,118,287
OPENLANE, Inc.
(a)
........................ 71,936 2,560,922
Pitney Bowes, Inc. ........................ 70,770 1,212,290
Tetra Tech, Inc. .......................... 87,220 3,152,131
17,934,378
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Communications Equipment  —  0 .7%
Applied Optoelectronics, Inc.
(a) (b)
............... 30,341 $ 3,267,422
Calix, Inc.
(a)
............................. 36,484 1,390,770
Digi International, Inc.
(a)
..................... 21,695 1,625,823
Extreme Networks, Inc.
(a)
.................... 82,470 1,854,750
Harmonic, Inc.
(a)
.......................... 140,500 1,683,190
NETGEAR, Inc.
(a)
......................... 67,580 1,429,993
Ondas, Inc.
(a) (b)
.......................... 195,597 1,497,295
Viasat, Inc.
(a)
............................ 47,300 3,181,871
Viavi Solutions, Inc.
(a) (b)
..................... 89,230 3,238,157
Vistance Networks, Inc.
(a)
................... 130,337 822,427
19,991,698
a
Construction & Engineering  —  1 .9%
AECOM ............................... 42,475 2,864,089
API Group Corp.
(a)
........................ 114,839 4,507,431
Arcosa, Inc. ............................ 37,071 5,386,416
Argan, Inc. ............................. 6,177 2,625,163
Dycom Industries, Inc.
(a)
.................... 14,432 4,202,743
Everus Construction Group, Inc.
(a)
.............. 27,517 3,168,032
Fluor Corp.
(a)
............................ 51,652 2,815,551
Granite Construction, Inc. ................... 34,504 4,159,802
IES Holdings, Inc.
(a) (b)
...................... 8,158 2,471,874
Legence Corp. , Class A
(a)
................... 23,371 1,251,985
MYR Group, Inc.
(a)
........................ 10,340 3,013,283
Primoris Services Corp. .................... 37,666 2,716,095
Sterling Infrastructure, Inc.
(a)
................. 13,871 6,520,341
Tutor Perini Corp. ........................ 21,159 1,872,995
Valmont Industries, Inc. ..................... 7,717 3,624,366
WillScot Holdings Corp. .................... 107,709 2,229,576
53,429,742
a
Construction Materials  —  0 .4%
Eagle Materials, Inc. ....................... 7,102 1,379,634
James Hardie Industries PLC
(a)
............... 255,560 7,592,688
Knife River Corp.
(a) (b)
....................... 31,089 1,949,280
10,921,602
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 116,853 4,932,365
Bread Financial Holdings, Inc. ................ 5,050 527,573
Dave, Inc.
(a)
............................. 4,231 1,521,129
Encore Capital Group, Inc.
(a)
................. 27,060 2,625,091
Figure Technology Solutions, Inc. , Class A
(a)
....... 39,612 1,453,364
Happen, Inc.
(a)
........................... 87,391 1,536,334
OneMain Holdings, Inc. , Class A ............... 70,629 4,411,487
PRA Group, Inc.
(a)
........................ 78,346 1,474,472
SLM Corp. ............................. 128,047 3,325,381
Upstart Holdings, Inc.
(a) (b)
.................... 47,703 1,368,122
23,175,318
a
Consumer Staples Distribution & Retail  —  1 .2%
Andersons, Inc. (The) ...................... 51,748 3,356,893
BJ's Wholesale Club Holdings, Inc.
(a)
............ 57,233 5,188,171
Chefs' Warehouse, Inc. (The)
(a)
............... 15,004 1,687,500
Maplebear, Inc.
(a)
......................... 28,815 1,455,734
Sprouts Farmers Market, Inc.
(a) (b)
.............. 53,905 4,422,366
U.S. Foods Holding Corp.
(a)
.................. 154,368 16,183,941
United Natural Foods, Inc.
(a)
.................. 38,777 1,700,759
33,995,364
a
Containers & Packaging  —  1 .0%
AptarGroup, Inc. ......................... 42,702 5,620,437
Avery Dennison Corp. ...................... 35,188 6,126,583
Crown Holdings, Inc. ...................... 64,800 7,542,072
Graphic Packaging Holding Co. ............... 145,560 1,630,272
Greif, Inc. , Class B ........................ 18,936 2,000,399
Security Shares Value
a
Containers & Packaging (continued)
O-I Glass, Inc.
(a)
.......................... 221,843 $ 1,612,799
Sonoco Products Co. ...................... 48,117 2,653,652
TriMas Corp. ............................ 38,224 1,482,327
28,668,541
a
Distributors  —  0 .3%
LKQ Corp. ............................. 208,957 5,244,821
Pool Corp. ............................. 16,948 3,161,141
8,405,962
a
Diversified Consumer Services  —  1 .3%
ADT, Inc. .............................. 792,731 5,858,282
Bright Horizons Family Solutions, Inc.
(a)
.......... 56,124 4,163,278
Coursera, Inc.
(a)
.......................... 258,914 1,688,119
Covista, Inc.
(a)
........................... 16,535 2,188,076
Duolingo, Inc. , Class A
(a)
.................... 15,517 2,302,102
Frontdoor, Inc.
(a)
.......................... 56,133 4,539,476
H&R Block, Inc. .......................... 47,638 2,460,503
Laureate Education, Inc. , Class A
(a)
............. 40,509 1,520,303
OneSpaWorld Holdings Ltd. .................. 64,031 1,589,890
Service Corp. International .................. 87,965 7,181,463
Stride, Inc.
(a) (b)
........................... 25,301 2,193,344
Universal Technical Institute, Inc.
(a)
............. 60,070 1,269,279
36,954,115
a
Diversified REITs  —  0 .2%
Broadstone Net Lease, Inc. , Class A ............ 85,310 1,779,567
Essential Properties Realty Trust, Inc. ........... 97,436 2,923,080
4,702,647
a
Diversified Telecommunication Services  —  0 .5%
Cogent Communications Holdings, Inc. .......... 140,825 1,343,471
Globalstar, Inc.
(a)
......................... 25,526 2,081,645
Iridium Communications, Inc. ................. 53,308 2,504,410
Liberty Latin America Ltd. , Class A
(a)
............ 185,010 1,592,936
Lumen Technologies, Inc.
(a)
.................. 430,262 2,689,137
Shenandoah Telecommunications Co. ........... 120,145 1,486,194
Uniti Group, Inc.
(a)
........................ 158,054 1,567,896
13,265,689
a
Electric Utilities  —  0 .4%
Oklo, Inc. , Class A
(a) (b)
...................... 58,994 2,393,387
TXNM Energy, Inc. ........................ 149,545 8,615,287
11,008,674
a
Electrical Equipment  —  1 .4%
Acuity, Inc. ............................. 18,723 6,212,104
American Superconductor Corp.
(a)
............. 46,847 1,344,977
Amprius Technologies, Inc.
(a) (b)
................ 137,314 1,356,662
Atkore, Inc. ............................. 19,575 1,833,982
EnerSys ............................... 8,615 1,583,954
Forgent Power Solutions, Inc. , Class A
(a)
......... 42,364 1,293,797
FuelCell Energy, Inc.
(a)
..................... 71,906 1,238,941
Generac Holdings, Inc.
(a)
.................... 26,201 4,857,141
Nextpower, Inc. , Class A
(a)
................... 68,280 5,601,009
NuScale Power Corp.
(a) (b)
.................... 157,128 1,456,577
Plug Power, Inc.
(a) (b)
....................... 652,339 1,409,052
Powell Industries, Inc. ...................... 14,425 2,592,605
Regal Rexnord Corp. ...................... 17,711 2,806,308
Sensata Technologies Holding PLC ............ 74,665 3,063,505
Shoals Technologies Group, Inc. , Class A
(a)
....... 183,609 1,270,574
Sunrun, Inc.
(a)
........................... 148,948 1,276,484
Vicor Corp.
(a)
............................ 6,990 1,311,883
40,509,555
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  3 .3%
Advanced Energy Industries, Inc. .............. 20,645 $ 5,715,775
Arrow Electronics, Inc.
(a)
.................... 22,713 4,643,219
Avnet, Inc. ............................. 70,665 6,328,757
Badger Meter, Inc. ........................ 29,764 4,032,129
Belden, Inc. ............................ 26,485 3,031,473
Benchmark Electronics, Inc. ................. 31,898 2,241,791
Cognex Corp. ........................... 61,704 3,761,476
CTS Corp. ............................. 25,164 1,421,011
Daktronics, Inc.
(a)
......................... 74,862 1,462,055
Insight Enterprises, Inc.
(a)
................... 16,177 2,540,113
IPG Photonics Corp.
(a)
..................... 19,064 1,450,389
Itron, Inc.
(a)
............................. 34,280 3,325,503
Knowles Corp.
(a)
......................... 63,042 2,154,776
Littelfuse, Inc. ........................... 10,112 4,167,964
Mirion Technologies, Inc. , Class A
(a)
............ 121,957 1,837,892
nLight, Inc.
(a)
............................ 30,486 1,288,643
Novanta, Inc.
(a)
.......................... 23,579 3,447,721
OSI Systems, Inc.
(a)
....................... 6,704 1,393,829
Ouster, Inc.
(a)
............................ 36,445 1,255,166
Plexus Corp.
(a)
........................... 17,669 4,231,195
Ralliant Corp. ........................... 56,750 3,503,177
Rogers Corp.
(a)
.......................... 20,225 2,539,653
Sanmina Corp.
(a)
......................... 19,966 3,927,712
TD SYNNEX Corp. ........................ 32,388 8,189,306
TTM Technologies, Inc.
(a)
.................... 42,973 5,110,349
Vishay Intertechnology, Inc. .................. 45,673 1,389,829
Vontier Corp. ............................ 62,122 2,000,950
Zebra Technologies Corp. , Class A
(a)
............ 19,597 6,928,519
93,320,372
a
Energy Equipment & Services  —  1 .2%
Archrock, Inc. ........................... 93,052 2,932,999
Cactus, Inc. , Class A ...................... 29,720 2,089,910
Core Laboratories, Inc. ..................... 115,392 1,434,323
Expro Ltd.
(a) (b)
........................... 180,343 3,267,815
Innovex International, Inc.
(a)
.................. 49,616 1,521,723
Kodiak Gas Services, Inc. ................... 36,841 2,165,146
Noble Corp. PLC ......................... 31,822 1,458,402
NOV, Inc. .............................. 264,089 5,622,455
Oceaneering International, Inc.
(a)
.............. 35,065 1,814,964
Patterson-UTI Energy, Inc. .................. 224,134 2,833,054
Solaris Energy Infrastructure, Inc. , Class A ........ 24,825 1,260,365
Tidewater, Inc.
(a) (b)
........................ 16,736 1,558,456
Valaris Ltd.
(a)
............................ 19,669 1,698,812
Weatherford International PLC ................ 42,508 4,156,007
33,814,431
a
Entertainment  —  0 .6%
Cinemark Holdings, Inc. .................... 80,582 2,869,525
IMAX Corp.
(a)
........................... 56,367 2,885,990
Liberty Live Holdings, Inc. , Class A
(a)
............ 15,629 1,554,773
Lionsgate Studios Corp.
(a)
................... 141,743 1,605,948
Roku, Inc. , Class A
(a)
...................... 47,513 7,456,215
TKO Group Holdings, Inc. , Class A ............. 9,250 1,689,143
18,061,594
a
Financial Services  —  1 .7%
Burford Capital Ltd. ....................... 338,887 1,406,381
Chime Financial, Inc. , Class A
(a)
............... 44,146 1,461,674
Equitable Holdings, Inc. .................... 178,533 8,949,859
Essent Group Ltd. ........................ 37,166 2,510,935
Flywire Corp.
(a)
.......................... 84,168 1,589,934
HA Sustainable Infrastructure Capital, Inc. ........ 84,783 3,353,168
Jack Henry & Associates, Inc. ................ 28,655 4,811,461
Jackson Financial, Inc. , Class A ............... 24,683 3,293,453
Security Shares Value
a
Financial Services (continued)
MGIC Investment Corp. .................... 127,200 $ 3,898,680
NMI Holdings, Inc. , Class A
(a)
................. 54,558 2,419,647
Payoneer Global, Inc.
(a)
..................... 269,313 1,914,815
PennyMac Financial Services, Inc. ............. 19,434 1,420,820
Radian Group, Inc. ........................ 55,399 1,986,608
Voya Financial, Inc. ....................... 52,981 5,368,035
Western Union Co. (The) ................... 105,487 755,287
WEX, Inc.
(a)
............................. 21,493 4,096,136
49,236,893
a
Food Products  —  1 .3%
Cal-Maine Foods, Inc. ...................... 18,134 1,431,135
Campbell's Company (The)
(b)
................. 122,069 2,890,594
Conagra Brands, Inc. ...................... 304,840 4,883,537
Darling Ingredients, Inc.
(a)
................... 81,236 5,383,510
Flowers Foods, Inc. ....................... 198,339 1,372,506
Freshpet, Inc.
(a)
.......................... 36,370 2,540,808
Hormel Foods Corp. ....................... 179,753 3,927,603
Ingredion, Inc. ........................... 57,086 5,906,117
J M Smucker Co. (The) ..................... 48,662 6,382,508
Lamb Weston Holdings, Inc. ................. 68,632 3,742,503
38,460,821
a
Gas Utilities  —  2 .0%
Chesapeake Utilities Corp. .................. 34,887 4,658,810
National Fuel Gas Co. ..................... 68,474 5,687,450
New Jersey Resources Corp. ................. 115,308 6,150,529
Northwest Natural Holding Co. ................ 124,249 6,096,898
ONE Gas, Inc. ........................... 142,091 11,263,554
Southwest Gas Holdings, Inc. ................ 99,719 8,808,179
Spire, Inc. .............................. 72,032 5,895,099
UGI Corp. .............................. 193,600 7,443,920
56,004,439
a
Ground Transportation  —  1 .0%
ArcBest Corp. ........................... 17,878 2,466,628
Avis Budget Group, Inc.
(a)
................... 10,318 1,521,802
Knight-Swift Transportation Holdings, Inc. , Class A .. 47,377 3,245,798
Landstar System, Inc. ...................... 28,921 5,224,000
Lyft, Inc. , Class A
(a)
........................ 148,803 2,514,771
RXO, Inc.
(a)
............................. 87,250 1,854,062
Ryder System, Inc. ........................ 24,105 5,892,708
Saia, Inc.
(a)
............................. 10,887 3,866,300
Schneider National, Inc. , Class B .............. 55,009 1,898,361
Werner Enterprises, Inc. .................... 40,166 1,573,704
30,058,134
a
Health Care Equipment & Supplies  —  2 .4%
Align Technology, Inc.
(a)
..................... 25,574 4,086,469
AtriCure, Inc.
(a)
.......................... 46,276 2,237,445
Axogen, Inc.
(a) (b)
.......................... 31,219 1,584,676
Baxter International, Inc. .................... 177,263 4,608,838
DENTSPLY SIRONA, Inc. ................... 142,386 1,590,452
Enovis Corp.
(a)
........................... 55,158 1,356,335
Envista Holdings Corp.
(a)
.................... 58,513 1,588,043
Establishment Labs Holdings, Inc.
(a) (b)
........... 21,117 1,464,042
Glaukos Corp.
(a)
.......................... 35,032 6,290,346
Haemonetics Corp.
(a)
...................... 29,237 3,013,458
ICU Medical, Inc.
(a)
........................ 11,566 2,000,340
Insulet Corp.
(a)
........................... 19,591 2,912,398
Integer Holdings Corp.
(a)
.................... 16,696 2,091,174
IRhythm Holdings, Inc.
(a) (b)
................... 12,545 1,492,102
Lantheus Holdings, Inc.
(a)
................... 30,188 3,047,780
LivaNova PLC
(a)
.......................... 26,452 2,111,134
Merit Medical Systems, Inc.
(a)
................. 54,564 4,946,772

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Neogen Corp.
(a)
.......................... 166,717 $ 1,927,248
Novocure Ltd.
(a)
.......................... 81,984 1,447,018
Omnicell, Inc.
(a)
.......................... 60,136 2,114,382
Penumbra, Inc.
(a)
......................... 15,021 4,853,285
Procept Biorobotics Corp.
(a) (b)
................. 66,624 1,412,429
Solventum Corp.
(a)
........................ 43,282 3,941,259
STAAR Surgical Co.
(a)
...................... 59,196 1,337,238
Teleflex, Inc. ............................ 22,428 3,185,897
TransMedics Group, Inc.
(a) (b)
.................. 16,365 1,388,898
UFP Technologies, Inc.
(a)
.................... 5,792 1,725,726
69,755,184
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a)
................. 53,481 1,473,936
Addus HomeCare Corp.
(a)
................... 14,394 1,650,560
Alignment Healthcare, Inc.
(a)
................. 72,072 965,765
AMN Healthcare Services, Inc.
(a)
............... 51,359 1,760,587
Astrana Health, Inc.
(a)
...................... 37,048 1,411,899
BrightSpring Health Services, Inc.
(a)
............ 56,499 3,299,542
Brookdale Senior Living, Inc.
(a) (b)
............... 122,117 1,439,759
Castle Biosciences, Inc.
(a)
................... 69,247 2,287,228
Chemed Corp. ........................... 4,804 2,491,883
CorVel Corp.
(a)
........................... 31,031 2,137,415
DaVita, Inc.
(a)
............................ 15,970 2,810,880
Encompass Health Corp. ................... 57,793 6,947,297
Ensign Group, Inc. (The) .................... 26,165 4,507,183
Guardant Health, Inc.
(a)
..................... 58,435 9,292,334
HealthEquity, Inc.
(a)
........................ 32,886 3,174,814
Henry Schein, Inc.
(a)
....................... 58,120 5,219,176
Hims & Hers Health, Inc.
(a) (b)
.................. 90,972 2,690,952
Hinge Health, Inc. , Class A
(a)
................. 24,249 2,244,487
Molina Healthcare, Inc.
(a)
.................... 23,685 4,707,867
NeoGenomics, Inc.
(a)
...................... 144,415 2,586,473
Option Care Health, Inc.
(a)
................... 158,167 3,709,016
Pediatrix Medical Group, Inc.
(a)
................ 61,560 1,614,719
Pennant Group, Inc. (The)
(a)
.................. 51,189 1,881,708
Privia Health Group, Inc.
(a)
................... 124,547 2,551,968
Progyny, Inc.
(a)
........................... 57,705 1,476,671
RadNet, Inc.
(a)
........................... 28,576 2,166,632
Tenet Healthcare Corp.
(a)
.................... 28,943 7,696,233
84,196,984
a
Health Care REITs  —  1 .0%
Alexandria Real Estate Equities, Inc. ............ 58,829 3,017,340
American Healthcare REIT, Inc. ............... 49,945 2,757,464
CareTrust REIT, Inc. ....................... 107,479 4,186,307
Healthpeak Properties, Inc. .................. 394,448 8,212,407
Medical Properties Trust, Inc. ................. 350,889 1,393,029
Omega Healthcare Investors, Inc. .............. 126,125 5,766,435
Sabra Health Care REIT, Inc. ................. 160,631 3,275,266
28,608,248
a
Health Care Technology  —  0 .3%
Certara, Inc.
(a)
........................... 174,608 1,447,500
Doximity, Inc. , Class A
(a)
.................... 56,701 1,514,484
HeartFlow, Inc.
(a)
......................... 32,069 1,615,957
Schrodinger, Inc.
(a)
........................ 111,152 2,167,464
Teladoc Health, Inc.
(a)
...................... 219,181 1,389,608
Waystar Holding Corp.
(a)
.................... 66,501 1,740,996
9,876,009
a
Hotel & Resort REITs  —  0 .5%
Host Hotels & Resorts, Inc. .................. 282,160 6,187,769
Park Hotels & Resorts, Inc. .................. 115,213 1,762,759
Ryman Hospitality Properties, Inc. ............. 41,031 5,201,089
Security Shares Value
a
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ................. 89,724 $ 1,682,325
14,833,942
a
Hotels, Restaurants & Leisure  —  2 .5%
Aramark ............................... 93,673 5,274,727
Boyd Gaming Corp. ....................... 18,593 1,442,631
Brinker International, Inc.
(a)
.................. 23,815 5,441,727
Caesars Entertainment, Inc.
(a)
................ 99,889 2,966,703
Cava Group, Inc.
(a)
........................ 31,252 2,054,819
Choice Hotels International, Inc. ............... 23,818 2,461,828
Churchill Downs, Inc. ...................... 19,827 1,734,466
DraftKings, Inc. , Class A
(a)
................... 163,415 3,969,350
Dutch Bros, Inc. , Class A
(a) (b)
................. 29,046 1,419,188
Global Business Travel Group I
(a)
.............. 295,837 2,798,618
Hilton Grand Vacations, Inc.
(a)
................ 57,525 2,439,635
Life Time Group Holdings, Inc.
(a)
............... 75,041 3,153,223
Marriott Vacations Worldwide Corp. ............. 22,130 2,307,274
MGM Resorts International
(a)
................. 69,560 2,877,002
Navan, Inc.
(a)
............................ 50,025 1,453,726
Norwegian Cruise Line Holdings Ltd.
(a)
........... 207,090 3,342,433
Penn Entertainment, Inc.
(a)
................... 115,025 1,922,068
Planet Fitness, Inc. , Class A
(a)
................ 87,119 4,495,340
Pursuit Attractions and Hospitality, Inc.
(a)
......... 44,187 2,120,976
Shake Shack, Inc. , Class A
(a)
................. 21,946 1,511,860
Six Flags Entertainment Corp.
(a)
............... 86,373 1,299,914
Target Hospitality Corp.
(a)
................... 85,664 1,586,497
Texas Roadhouse, Inc. , Class A ............... 7,984 1,561,670
Travel + Leisure Co. ....................... 61,074 4,199,448
United Parks & Resorts, Inc.
(a)
................ 40,150 1,606,402
Wendy's Co. (The)
(b)
....................... 197,970 1,643,151
Wingstop, Inc. ........................... 12,274 1,343,758
Wyndham Hotels & Resorts, Inc. .............. 29,975 2,207,959
Wynn Resorts Ltd. ........................ 25,629 2,339,415
72,975,808
a
Household Durables  —  1 .0%
Beazer Homes USA, Inc.
(a)
.................. 61,590 2,043,556
Cavco Industries, Inc.
(a)
..................... 2,868 1,603,585
Champion Homes, Inc.
(a)
.................... 21,344 1,905,379
Installed Building Products, Inc. ............... 10,819 2,627,178
KB Home .............................. 41,027 2,186,739
M/I Homes, Inc.
(a)
......................... 10,890 1,620,541
Meritage Homes Corp. ..................... 37,544 2,606,680
Newell Brands, Inc. ....................... 376,350 2,352,187
Somnigroup International, Inc. ................ 66,383 4,298,299
Sonos, Inc.
(a)
............................ 94,712 1,477,507
Toll Brothers, Inc. ......................... 28,308 4,060,783
Whirlpool Corp. .......................... 43,365 1,771,027
28,553,461
a
Household Products  —  0 .4%
Clorox Co. (The) ......................... 92,870 9,071,542
WD-40 Co. ............................. 8,540 1,828,841
10,900,383
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Clearway Energy, Inc. , Class C ............... 97,807 3,105,372
Ormat Technologies, Inc. .................... 42,636 4,348,872
7,454,244
a
Industrial REITs  —  0 .7%
Americold Realty Trust, Inc. .................. 219,622 3,283,349
EastGroup Properties, Inc. .................. 22,601 4,508,900
LXP Industrial Trust ....................... 70,791 4,297,722
Rexford Industrial Realty, Inc. ................ 177,662 6,580,600

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Industrial REITs (continued)
Terreno Realty Corp. ...................... 39,783 $ 2,634,032
21,304,603
a
Insurance  —  3 .2%
American Financial Group, Inc. ............... 29,057 4,142,075
Assurant, Inc. ........................... 63,077 17,778,883
Axis Capital Holdings Ltd. ................... 56,161 5,547,584
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
.... 60,676 1,871,855
Brighthouse Financial, Inc.
(a)
................. 27,397 1,452,589
CNO Financial Group, Inc. ................... 115,253 6,314,712
First American Financial Corp. ................ 29,500 2,180,640
Globe Life, Inc. .......................... 19,502 3,367,410
Hanover Insurance Group, Inc. (The) ........... 8,448 1,910,177
Kinsale Capital Group, Inc. .................. 10,388 3,884,073
Lemonade, Inc.
(a) (b)
........................ 28,481 1,487,563
Old Republic International Corp. ............... 41,273 1,722,322
Oscar Health, Inc. , Class A
(a)
................. 95,663 2,866,063
Palomar Holdings, Inc. ..................... 19,523 2,588,164
Primerica, Inc. ........................... 8,447 2,429,779
Reinsurance Group of America, Inc. ............ 32,139 7,907,480
RenaissanceRe Holdings Ltd. ................ 19,340 6,336,558
RLI Corp. .............................. 35,442 2,249,504
Ryan Specialty Holdings, Inc. , Class A ........... 41,292 1,741,697
Selective Insurance Group, Inc. ............... 40,081 3,658,994
Stewart Information Services Corp. ............. 35,544 2,440,096
Unum Group ............................ 95,833 8,933,552
92,811,770
a
Interactive Media & Services  —  0 .5%
Match Group, Inc. ........................ 49,871 2,027,256
Pinterest, Inc. , Class A
(a)
.................... 153,863 3,340,366
Snap, Inc. , Class A , NVS
(a)
.................. 443,964 2,464,000
Yelp, Inc. , Class A
(a)
....................... 74,034 1,654,660
Ziff Davis, Inc.
(a)
.......................... 44,270 2,441,490
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 382,119 1,620,185
13,547,957
a
IT Services  —  1 .2%
Akamai Technologies, Inc.
(a)
.................. 77,219 8,387,528
Applied Digital Corp.
(a) (b)
.................... 109,984 2,794,693
DigitalOcean Holdings, Inc.
(a)
................. 35,354 3,913,334
EPAM Systems, Inc.
(a) (b)
.................... 15,635 1,842,272
Fastly, Inc. , Class A
(a)
...................... 81,460 1,856,473
Gartner, Inc.
(a)
........................... 37,659 7,460,625
GoDaddy, Inc. , Class A
(a)
.................... 66,804 6,538,776
Kyndryl Holdings, Inc.
(a)
..................... 117,920 1,586,024
34,379,725
a
Leisure Products  —  0 .5%
Brunswick Corp. ......................... 19,583 1,486,350
Callaway Golf Co.
(a)
....................... 93,458 1,468,225
Hasbro, Inc. ............................ 55,823 5,252,944
Mattel, Inc.
(a)
............................ 100,461 1,501,892
Polaris, Inc. ............................. 23,092 1,490,358
YETI Holdings, Inc.
(a)
...................... 106,424 4,368,705
15,568,474
a
Life Sciences Tools & Services  —  1 .9%
10X Genomics, Inc. , Class A
(a)
................ 52,776 3,295,861
Adaptive Biotechnologies Corp.
(a)
.............. 69,640 1,735,429
Avantor, Inc.
(a)
........................... 373,171 5,425,906
Azenta, Inc.
(a)
........................... 75,496 2,464,944
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 4,743 1,831,367
Bio-Techne Corp. ......................... 77,094 5,574,667
Bruker Corp.
(b)
........................... 46,832 2,716,724
Charles River Laboratories International, Inc.
(a)
..... 24,910 7,180,059
Security Shares Value
a
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.
(a)
................... 10,095 $ 5,996,329
Repligen Corp.
(a)
......................... 28,805 5,213,129
Revvity, Inc. ............................ 65,945 8,485,143
Sotera Health Co.
(a)
....................... 122,250 2,310,525
Tempus AI, Inc. , Class A
(a) (b)
.................. 48,630 3,066,122
55,296,205
a
Machinery  —  4 .8%
Aebi Schmidt Holding AG ................... 122,168 1,545,425
AGCO Corp. ............................ 26,714 3,160,533
Alamo Group, Inc. ........................ 14,966 2,463,104
Allison Transmission Holdings, Inc. ............. 43,167 5,426,524
Astec Industries, Inc. ...................... 35,008 1,489,590
Atmus Filtration Technologies, Inc. ............. 39,159 1,849,480
CECO Environmental Corp.
(a)
................. 21,605 1,538,276
CNH Industrial N.V. ....................... 533,857 6,315,528
Crane Co. .............................. 24,526 5,029,547
Donaldson Co., Inc. ....................... 60,258 5,476,850
Douglas Dynamics, Inc. .................... 39,948 1,640,664
Enerpac Tool Group Corp. , Class A ............. 62,190 2,320,931
Enpro, Inc. ............................. 10,982 3,253,088
ESCO Technologies, Inc. ................... 14,672 4,005,896
Federal Signal Corp. ...................... 24,820 2,903,940
Flowserve Corp. ......................... 66,677 5,273,484
Franklin Electric Co., Inc. ................... 23,573 2,359,422
Gates Industrial Corp. Ltd.
(a)
.................. 160,025 4,093,439
Graco, Inc. ............................. 25,741 1,993,126
Greenbrier Companies, Inc. (The) .............. 32,082 1,445,936
ITT, Inc. ............................... 41,534 8,318,845
JBT Marel Corp. ......................... 22,623 2,643,950
Kennametal, Inc. ......................... 47,812 1,402,804
Lincoln Electric Holdings, Inc. ................ 21,676 6,095,941
Lindsay Corp. ........................... 12,935 1,486,361
Middleby Corp. (The)
(a)
..................... 12,983 1,439,036
Mueller Industries, Inc. ..................... 24,879 1,552,698
Mueller Water Products, Inc. , Class A ........... 195,324 4,715,121
Oshkosh Corp. .......................... 43,907 6,766,508
Pentair PLC ............................ 115,067 6,956,951
Proto Labs, Inc.
(a)
......................... 19,950 1,597,197
SPX Technologies, Inc.
(a)
.................... 24,781 4,875,662
Stanley Black & Decker, Inc. ................. 60,796 5,858,911
Symbotic, Inc. , Class A
(a) (b)
................... 34,738 1,378,056
Terex Corp. ............................. 65,863 4,182,959
Toro Co. (The) ........................... 28,393 2,777,119
Trinity Industries, Inc. ...................... 100,110 2,885,170
Watts Water Technologies, Inc. , Class A .......... 21,913 8,014,680
136,532,752
a
Marine Transportation  —  0 .1%
Matson, Inc. ............................ 7,764 1,745,425
a
Media  —  0 .7%
Clear Channel Outdoor Holdings, Inc. , Class A
(a)
.... 615,987 1,459,889
DoubleVerify Holdings, Inc.
(a)
................. 210,718 2,823,621
Magnite, Inc.
(a)
........................... 100,419 2,358,842
New York Times Co. (The) , Class A ............. 62,109 4,178,073
Nexstar Media Group, Inc. , Class A ............. 11,025 2,007,983
Paramount Skydance Corp. , Class B , NVS
(b)
...... 155,197 1,693,199
Sirius XM Holdings, Inc. .................... 78,253 2,204,387
Trade Desk, Inc. (The) , Class A
(a)
.............. 132,397 1,816,487
Versant Media Group, Inc. ................... 54,496 2,240,876
20,783,357
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Metals & Mining  —  1 .8%
Alcoa Corp. ............................. 117,492 $ 5,868,725
Century Aluminum Co.
(a)
.................... 33,495 1,533,066
Cleveland-Cliffs, Inc.
(a)
..................... 217,646 2,513,811
Commercial Metals Co. ..................... 75,037 5,062,746
Compass Minerals International, Inc.
(a)
........... 56,810 1,412,297
Constellium SE , Class A
(a)
................... 136,332 3,603,255
Hecla Mining Co. ......................... 306,807 6,096,255
Kaiser Aluminum Corp. ..................... 9,912 1,573,827
Materion Corp. .......................... 12,171 2,873,330
Metallus, Inc.
(a)
.......................... 80,193 1,565,367
MP Materials Corp.
(a) (b)
..................... 60,855 3,331,811
Perpetua Resources Corp.
(a) (b)
................ 57,341 1,430,085
Royal Gold, Inc. .......................... 41,362 10,814,922
USA Rare Earth, Inc.
(a) (b)
.................... 80,690 1,437,896
Warrior Met Coal, Inc. ...................... 21,886 2,368,941
51,486,334
a
Mortgage REITs  —  0 .5%
AGNC Investment Corp. .................... 606,857 6,511,576
Blackstone Mortgage Trust, Inc. , Class A ......... 100,957 1,403,302
Franklin BSP Realty Trust, Inc. ................ 470,607 3,938,980
Starwood Property Trust, Inc. ................. 88,147 1,383,908
13,237,766
a
Multi-Utilities  —  0 .1%
Unitil Corp. ............................. 27,711 1,483,647
a
Office REITs  —  0 .9%
BXP, Inc. .............................. 90,836 6,175,940
COPT Defense Properties ................... 136,756 4,923,216
Cousins Properties, Inc. .................... 67,668 1,961,695
Easterly Government Properties, Inc. , Class A ..... 81,724 2,004,690
Empire State Realty Trust, Inc. , Class A .......... 319,720 1,448,332
Highwoods Properties, Inc. .................. 72,188 2,208,953
JBG SMITH Properties ..................... 119,851 1,444,204
Kilroy Realty Corp. ........................ 55,936 2,030,477
Piedmont Realty Trust, Inc. , Class A
(a)
........... 186,076 1,780,747
SL Green Realty Corp. ..................... 40,986 2,294,396
26,272,650
a
Oil, Gas & Consumable Fuels  —  3 .9%
Antero Midstream Corp. .................... 156,213 3,502,295
Antero Resources Corp.
(a) (b)
.................. 193,348 7,440,031
APA Corp. ............................. 157,139 6,780,548
BKV Corp.
(a)
............................ 55,355 1,337,377
California Resources Corp. .................. 71,785 3,806,759
Centrus Energy Corp. , Class A
(a) (b)
............. 8,248 1,413,707
Chord Energy Corp. ....................... 9,939 1,462,126
CNX Resources Corp.
(a)
.................... 120,759 4,393,212
Delek U.S. Holdings, Inc. ................... 29,266 2,175,634
Diversified Energy Co. ..................... 101,229 1,507,300
DT Midstream, Inc. ........................ 51,988 6,811,468
Excelerate Energy, Inc. , Class A ............... 53,207 2,108,061
Green Plains, Inc.
(a) (b)
...................... 91,062 1,315,846
Hess Midstream LP , Class A ................. 85,615 3,442,579
HF Sinclair Corp. ......................... 68,155 6,925,230
Kinetik Holdings, Inc. , Class A ................ 43,816 2,402,431
Kosmos Energy Ltd.
(a)
...................... 517,665 1,480,522
Murphy Oil Corp. ......................... 112,152 4,084,576
NextDecade Corp.
(a) (b)
...................... 217,216 1,637,809
Ovintiv, Inc. ............................. 198,785 13,050,235
Par Pacific Holdings, Inc.
(a)
.................. 24,606 1,966,512
PBF Energy, Inc. , Class A ................... 31,157 2,274,149
Permian Resources Corp. , Class A ............. 203,145 4,731,247
Plains GP Holdings LP , Class A
(a)
.............. 56,705 1,600,215
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. .................... 140,610 $ 5,810,005
SM Energy Co. .......................... 103,624 3,852,740
Sunococorp LLC ......................... 44,625 3,467,363
Talos Energy, Inc.
(a)
....................... 122,165 2,108,568
Uranium Energy Corp.
(a) (b)
................... 243,196 2,976,719
Viper Energy, Inc. , Class A .................. 81,386 3,645,279
World Kinect Corp. ........................ 71,498 2,556,054
112,066,597
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a)
..................... 60,467 2,499,101
Joby Aviation, Inc.
(a) (b)
...................... 189,082 1,293,321
3,792,422
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 690,394 1,967,623
Edgewell Personal Care Co. ................. 70,115 2,013,703
elf Beauty, Inc.
(a)
......................... 25,156 2,743,262
6,724,588
a
Pharmaceuticals  —  1 .9%
Alumis, Inc.
(a) (b)
.......................... 60,848 1,327,095
Amylyx Pharmaceuticals, Inc.
(a)
............... 53,546 1,807,177
Axsome Therapeutics, Inc.
(a)
................. 14,748 2,927,773
Corcept Therapeutics, Inc.
(a)
................. 35,122 3,981,079
Crinetics Pharmaceuticals, Inc.
(a)
.............. 55,056 4,677,007
Definium Therapeutics, Inc.
(a)
................. 73,056 2,901,784
Edgewise Therapeutics, Inc.
(a)
................ 33,233 1,388,142
Elanco Animal Health, Inc.
(a) (b)
................ 331,392 7,926,897
Enliven Therapeutics, Inc.
(a)
.................. 33,177 1,920,617
Indivior Pharmaceuticals, Inc.
(a)
............... 46,527 1,625,188
Jazz Pharmaceuticals PLC
(a)
................. 25,550 6,404,874
Liquidia Corp.
(a)
.......................... 30,792 2,099,091
Nuvation Bio, Inc.
(a)
....................... 201,216 1,340,099
Organon & Co. .......................... 106,413 1,464,243
Phibro Animal Health Corp. , Class A ............ 41,354 1,560,700
Tarsus Pharmaceuticals, Inc.
(a) (b)
............... 19,885 1,476,262
Trevi Therapeutics, Inc.
(a) (b)
.................. 81,298 1,349,547
Viatris, Inc. ............................. 452,883 7,477,098
53,654,673
a
Professional Services  —  2 .2%
Amentum Holdings, Inc.
(a)
................... 69,410 1,387,506
Booz Allen Hamilton Holding Corp. , Class A ....... 47,010 3,556,306
CACI International, Inc. , Class A
(a)
............. 10,222 6,368,408
CBIZ, Inc.
(a)
............................. 26,632 1,451,178
ExlService Holdings, Inc.
(a)
.................. 102,544 3,904,876
First Advantage Corp.
(a)
..................... 109,585 2,303,477
FTI Consulting, Inc.
(a)
...................... 22,468 3,383,007
Genpact Ltd. ............................ 98,635 3,746,157
ICF International, Inc. ...................... 20,023 1,784,049
KBR, Inc. .............................. 135,501 5,081,287
Korn Ferry ............................. 21,792 1,864,306
Parsons Corp.
(a)
.......................... 30,987 1,507,208
Paycom Software, Inc. ..................... 22,263 5,323,083
Paylocity Holding Corp.
(a)
................... 28,691 4,596,872
Planet Labs PBC
(a)
........................ 111,321 2,209,722
Robert Half, Inc. ......................... 83,319 3,777,683
Science Applications International Corp. ......... 13,978 1,792,259
TIC Solutions, Inc.
(a) (b)
...................... 163,861 1,555,041
TriNet Group, Inc. ........................ 31,242 2,196,000
UL Solutions, Inc. , Class A ................... 33,198 2,473,915
Upwork, Inc.
(a)
........................... 168,506 1,521,609
Willdan Group, Inc.
(a)
...................... 17,206 1,513,268
63,297,217
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Real Estate Management & Development  —  0 .9%
Compass, Inc. , Class A
(a)
.................... 275,123 $ 2,905,299
CoStar Group, Inc.
(a)
....................... 127,729 4,096,269
Cushman & Wakefield Ltd.
(a)
................. 208,028 2,806,298
Howard Hughes Holdings, Inc.
(a)
............... 49,912 3,200,856
Jones Lang LaSalle, Inc.
(a)
................... 27,970 10,233,384
Opendoor Technologies, Inc.
(a) (b)
............... 407,724 1,304,717
Zillow Group, Inc. , Class C , NVS
(a)
............. 54,395 1,901,649
26,448,472
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 77,797 2,590,640
Camden Property Trust ..................... 22,848 2,417,318
Equity LifeStyle Properties, Inc. ............... 40,088 2,543,584
7,551,542
a
Retail REITs  —  1 .3%
Acadia Realty Trust ....................... 76,377 1,563,437
Agree Realty Corp. ....................... 38,737 2,798,748
Brixmor Property Group, Inc. ................. 275,641 7,963,268
Federal Realty Investment Trust ............... 61,220 7,103,357
Kite Realty Group Trust ..................... 189,882 4,898,956
Macerich Co. (The) ....................... 181,906 4,296,620
NETSTREIT Corp. ........................ 145,125 2,954,745
Phillips Edison & Co., Inc. ................... 133,772 5,170,288
36,749,419
a
Semiconductors & Semiconductor Equipment  —  3 .6%
ACM Research, Inc. , Class A
(a)
................ 20,741 1,510,360
Aehr Test Systems
(a) (b)
...................... 13,821 1,095,591
Allegro MicroSystems, Inc.
(a)
................. 49,181 1,782,811
Ambarella, Inc.
(a) (b)
........................ 21,355 1,481,610
Amkor Technology, Inc. ..................... 43,094 2,038,346
Axcelis Technologies, Inc.
(a)
.................. 11,546 1,331,600
AXT, Inc.
(a) (b)
............................ 19,883 1,205,109
Cirrus Logic, Inc.
(a)
........................ 29,243 3,202,401
Diodes, Inc.
(a)
........................... 15,476 1,405,221
Enphase Energy, Inc.
(a)
..................... 65,354 2,380,193
FormFactor, Inc.
(a)
........................ 28,339 2,851,187
Ichor Holdings Ltd.
(a)
....................... 29,667 1,589,261
Impinj, Inc.
(a) (b)
........................... 10,603 1,848,315
IonQ, Inc.
(a)
............................. 142,170 5,588,703
Kulicke & Soffa Industries, Inc. ................ 43,823 3,508,469
Lattice Semiconductor Corp.
(a)
................ 60,861 7,019,708
MACOM Technology Solutions Holdings, Inc.
(a)
..... 28,578 7,539,734
MaxLinear, Inc. , Class A
(a)
................... 34,277 2,053,535
MKS, Inc. .............................. 24,040 6,160,010
Navitas Semiconductor Corp. , Class A
(a) (b)
........ 113,773 1,318,629
Onto Innovation, Inc.
(a)
..................... 26,648 7,120,612
PDF Solutions, Inc.
(a)
...................... 42,384 1,885,240
Penguin Solutions, Inc.
(a)
.................... 30,251 1,484,719
Power Integrations, Inc. .................... 31,961 1,642,156
Qorvo, Inc.
(a)
............................ 37,574 3,610,110
Rambus, Inc.
(a)
.......................... 51,611 4,474,157
Rigetti Computing, Inc.
(a) (b)
................... 131,390 2,057,567
Semtech Corp.
(a)
......................... 38,083 5,063,516
Silicon Laboratories, Inc.
(a)
................... 18,409 4,032,491
SiTime Corp.
(a)
........................... 8,831 4,993,224
Skyworks Solutions, Inc. .................... 56,379 3,777,957
SolarEdge Technologies, Inc.
(a)
................ 44,777 1,441,819
Universal Display Corp. .................... 16,867 1,402,828
Veeco Instruments, Inc.
(a)
................... 60,607 2,684,890
102,582,079
a
Security Shares Value
a
Software  —  6 .8%
ACI Worldwide, Inc.
(a)
...................... 104,827 $ 5,585,183
Adeia, Inc. ............................. 73,794 1,861,823
Agilysys, Inc.
(a)
.......................... 17,561 2,044,276
Appfolio, Inc. , Class A
(a) (b)
................... 10,622 2,487,779
Aurora Innovation, Inc. , Class A
(a)
.............. 535,151 3,012,900
Bentley Systems, Inc. , Class B ................ 93,141 3,422,932
BILL Holdings, Inc.
(a) (b)
...................... 36,686 1,806,052
BlackLine, Inc.
(a)
......................... 46,962 1,560,078
Box, Inc. , Class A
(a)
....................... 99,176 3,548,517
Braze, Inc. , Class A
(a) (b)
..................... 47,633 1,621,427
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 289,050 2,156,313
Cipher Digital, Inc.
(a) (b)
...................... 125,238 1,941,189
Cleanspark, Inc.
(a)
........................ 125,081 1,453,441
Clear Secure, Inc. , Class A .................. 33,215 1,466,442
Commvault Systems, Inc.
(a)
.................. 31,240 4,296,125
Core Scientific, Inc.
(a) (b)
..................... 84,876 1,383,479
Docusign, Inc. , Class A
(a)
.................... 105,636 7,000,498
Dolby Laboratories, Inc. , Class A .............. 26,362 1,622,845
D-Wave Quantum, Inc.
(a) (b)
................... 155,785 2,679,502
Dynatrace, Inc.
(a)
......................... 166,097 9,067,235
Elastic N.V.
(a)
............................ 49,990 4,876,524
Figma, Inc. , Class A
(a)
...................... 59,098 1,624,604
Gitlab, Inc. , Class A
(a)
...................... 72,082 3,354,696
Guidewire Software, Inc.
(a)
................... 43,389 8,883,898
HubSpot, Inc.
(a)
.......................... 26,808 7,006,539
Hut 8 Corp.
(a) (b)
.......................... 45,054 3,543,046
Intapp, Inc.
(a)
............................ 54,921 2,381,924
InterDigital, Inc. .......................... 16,639 5,574,564
JFrog Ltd.
(a) (b)
........................... 48,855 4,888,920
Klaviyo, Inc. , Class A
(a)
..................... 80,216 1,650,845
Life360, Inc.
(a) (b)
.......................... 33,799 1,448,625
Manhattan Associates, Inc.
(a)
................. 29,264 6,531,432
MARA Holdings, Inc.
(a) (b)
.................... 151,263 1,629,102
NCR Voyix Corp.
(a) (b)
....................... 214,642 1,798,700
NextNav, Inc.
(a)
.......................... 79,940 1,268,648
Nutanix, Inc. , Class A
(a)
..................... 134,756 9,240,219
PAR Technology Corp.
(a) (b)
................... 94,791 1,782,071
Pegasystems, Inc. ........................ 54,885 2,020,317
Procore Technologies, Inc.
(a)
................. 63,459 3,980,148
Progress Software Corp.
(a)
................... 63,587 2,942,170
Q2 Holdings, Inc.
(a)
........................ 34,566 2,248,173
RingCentral, Inc. , Class A ................... 46,984 3,271,026
Riot Platforms, Inc.
(a)
...................... 119,042 2,261,203
Rubrik, Inc. , Class A
(a)
...................... 58,561 5,448,515
SentinelOne, Inc. , Class A
(a)
.................. 68,502 1,513,894
ServiceTitan, Inc. , Class A
(a)
.................. 19,576 1,919,231
SoundHound AI, Inc. , Class A
(a) (b)
.............. 203,862 1,459,652
SPS Commerce, Inc.
(a)
..................... 30,045 2,565,843
Tenable Holdings, Inc.
(a) (b)
................... 52,792 2,014,015
Teradata Corp.
(a)
......................... 66,756 1,935,924
Terawulf, Inc.
(a) (b)
......................... 153,534 2,322,969
Trimble, Inc.
(a)
........................... 157,773 9,456,914
Tyler Technologies, Inc.
(a)
................... 18,606 6,925,525
UiPath, Inc. , Class A
(a)
..................... 204,868 3,824,886
Unity Software, Inc.
(a)
...................... 135,921 5,722,274
Varonis Systems, Inc. , Class B
(a)
............... 34,605 1,514,661
Workiva, Inc. , Class A
(a)
..................... 48,346 3,867,680
194,717,413
a
Specialized REITs  —  0 .5%
CubeSmart ............................. 79,841 3,171,285
EPR Properties .......................... 31,231 1,833,572
Outfront Media, Inc. ....................... 145,932 4,287,482

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Specialized REITs (continued)
Rayonier, Inc. ........................... 235,284 $ 4,823,322
14,115,661
a
Specialty Retail  —  2 .5%
Abercrombie & Fitch Co. , Class A
(a)
............. 20,724 2,965,190
Advance Auto Parts, Inc. .................... 32,126 1,355,075
American Eagle Outfitters, Inc. ................ 91,010 1,513,496
Asbury Automotive Group, Inc.
(a)
............... 7,875 1,664,775
AutoNation, Inc.
(a)
......................... 16,168 3,253,810
Bath & Body Works, Inc. .................... 131,361 2,528,699
Boot Barn Holdings, Inc.
(a)
................... 10,959 1,650,754
CarMax, Inc.
(a)
........................... 75,821 4,650,102
Chewy, Inc. , Class A
(a)
..................... 61,116 1,454,561
Five Below, Inc.
(a)
......................... 26,200 6,467,208
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 45,138 2,269,087
GameStop Corp. , Class A
(a) (b)
................. 121,797 2,238,629
Gap, Inc. (The) .......................... 115,810 2,583,721
Group 1 Automotive, Inc. .................... 8,037 2,166,293
Lithia Motors, Inc. , Class A .................. 16,139 5,928,177
MarineMax, Inc.
(a)
......................... 51,169 2,669,998
Murphy USA, Inc. ........................ 9,573 4,933,828
National Vision Holdings, Inc.
(a)
............... 103,368 1,765,525
RealReal, Inc. (The)
(a)
...................... 156,013 1,597,573
Sally Beauty Holdings, Inc.
(a) (b)
................ 115,015 1,883,946
Signet Jewelers Ltd. ....................... 24,099 1,982,866
Urban Outfitters, Inc.
(a)
..................... 22,271 1,797,047
Valvoline, Inc.
(a)
.......................... 110,184 3,532,499
Victoria's Secret & Co.
(a)
.................... 39,233 3,350,891
Warby Parker, Inc. , Class A
(a)
................. 54,486 1,340,356
Wayfair, Inc. , Class A
(a)
..................... 36,295 3,603,005
Winmark Corp. .......................... 4,119 1,370,474
72,517,585
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Diebold Nixdorf, Inc.
(a)
...................... 21,674 1,470,364
GPGI, Inc. , Class A
(b)
...................... 120,661 1,595,139
3,065,503
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Capri Holdings Ltd.
(a)
...................... 101,373 1,343,192
Carter's, Inc. ............................ 39,986 1,295,147
Crocs, Inc.
(a)
............................ 26,595 3,201,506
Kontoor Brands, Inc. ....................... 30,942 2,333,336
Levi Strauss & Co. , Class A .................. 74,328 1,543,049
Lululemon Athletica, Inc.
(a)
................... 30,423 3,658,670
PVH Corp. ............................. 21,912 1,624,994
Ralph Lauren Corp. , Class A ................. 15,779 5,473,735
Steven Madden Ltd. ....................... 54,062 2,334,397
VF Corp. .............................. 185,083 2,487,516
25,295,542
a
Trading Companies & Distributors  —  1 .5%
Applied Industrial Technologies, Inc. ............ 13,726 4,446,949
Core & Main, Inc. , Class A
(a)
.................. 87,271 3,749,162
DNOW, Inc.
(a)
........................... 115,806 1,856,370
GATX Corp. ............................ 23,437 4,099,834
Herc Holdings, Inc. ........................ 21,334 3,250,022
McGrath RentCorp ........................ 21,617 2,430,615
NPK International, Inc.
(a)
.................... 103,906 1,379,872
QXO, Inc.
(a) (b)
............................ 396,880 5,270,566
Rush Enterprises, Inc. , Class A ............... 25,437 1,954,325
Rush Enterprises, Inc. , Class B ............... 25,109 1,951,973
SiteOne Landscape Supply, Inc.
(a)
.............. 26,905 2,650,950
WESCO International, Inc. ................... 22,040 7,502,416
Security Shares Value
a
Trading Companies & Distributors (continued)
Xometry, Inc. , Class A
(a) (b)
................... 17,256 $ 1,599,459
42,142,513
a
Water Utilities  —  0 .3%
California Water Service Group ............... 34,465 1,722,216
Essential Utilities, Inc. ...................... 154,671 6,367,805
H2O America ........................... 24,759 1,568,978
9,658,999
a
Total Common Stocks — 99.3%
(Cost: $ 2,316,152,478 ) ............................... 2,848,703,930
a
Rights
Biotechnology  —  0 .0%
89Bio, Inc. , CVR
(a) (b)
....................... 104,338 35,475
Arcellx, Inc., CVR (Expires 04/01/30 )
(a)
.......... 16,198 1,134
Chinook Therapeutics, Inc. , CVR (Expires 05/25/32)
(a) (c)
30,052 5,109
41,718
a
Pharmaceuticals  —  0 .0%
NOVO Nordisk, CVR (Expires 06/30/31 )
(a) (c)
....... 18,334 11,917
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 53,635
Total Long-Term Investments — 99.3%
(Cost: $ 2,316,152,478 ) ............................... 2,848,757,565
a
Short-Term Securities
Money Market Funds  —  4 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 124,367,307 124,404,617
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 4,134,248 4,134,248
a
Total Short-Term Securities — 4.5%
(Cost: $ 128,496,142 ) ................................ 128,538,865
Total Investments — 103.8%
(Cost: $ 2,444,648,620 ) ............................... 2,977,296,430
Liabilities in Excess of Other Assets — ( 3 .8 ) % ............... (109,054,180)
Net Assets — 100.0% ................................. $ 2,868,242,250
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 173,621,008 $ — $ (49,192,813)
(a)
$ (5,786) $ (17,792) $ 124,404,617 124,367,307 $ 855,231
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,477,611 — (4,343,363)
(a)
— — 4,134,248 4,134,248 256,972 —
$ — $ (5,786) $ (17,792)
$ 128,538,865
$ 1,112,203 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 45 09/18/26 $ 6,657 $ (102,841)
E-Mini S&P MidCap 400 Index ............................................................ 17 09/18/26 6,404 (108,941)
$ (211,782)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 211,782 $ — $ — $ — $ 211,782
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 1,910,729 $ — $ — $ — $ 1,910,729
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (440,168) $ — $ — $ — $ (440,168)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
28
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,000,108
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 2,846,515,563  $ 2,188,367  $ —  $ 2,848,703,930
Rights ................................................. —  36,609  17,026  53,635
Short-Term Securities
Money Market Funds ....................................... 128,538,865  —  —  128,538,865
$ 2,975,054,428  $ 2,224,976  $ 17,026  $ 2,977,296,430
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (211,782) $ —  $ —  $ (211,782)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Honeywell Aerospace, Inc.
(a)
................. 4,785 $ 756,556
L3Harris Technologies, Inc. .................. 4,828 1,285,455
Northrop Grumman Corp. ................... 2,171 1,171,689
RTX Corp. ............................. 16,465 3,420,275
6,633,975
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 4,397 658,055
Expeditors International of Washington, Inc. ....... 6,682 1,267,241
FedEx Corp. ............................ 1,170 383,058
2,308,354
a
Automobiles  —  0 .2%
General Motors Co. ....................... 9,242 797,769
a
Banks  —  6 .2%
Bank of America Corp. ..................... 66,718 4,132,513
Citigroup, Inc. ........................... 17,030 2,241,489
Citizens Financial Group, Inc. ................ 5,428 373,826
Huntington Bancshares, Inc. ................. 30,044 501,284
JPMorgan Chase & Co. .................... 28,955 10,308,559
PNC Financial Services Group, Inc. (The) ........ 9,409 2,254,679
U.S. Bancorp ........................... 28,763 1,771,226
Wells Fargo & Co. ........................ 26,898 2,323,718
23,907,294
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 51,205 4,540,347
Constellation Brands, Inc. , Class A ............. 2,876 375,663
Keurig Dr Pepper, Inc. ..................... 24,571 782,832
PepsiCo, Inc. ........................... 8,725 1,224,467
6,923,309
a
Biotechnology  —  3 .3%
AbbVie, Inc. ............................ 22,197 5,691,755
Amgen, Inc. ............................ 5,431 2,334,678
Biogen, Inc.
(a)
........................... 2,687 582,139
Gilead Sciences, Inc. ...................... 14,412 2,109,052
Incyte Corp.
(a)
........................... 3,715 457,762
Regeneron Pharmaceuticals, Inc. .............. 1,052 840,632
Vertex Pharmaceuticals, Inc.
(a)
................ 1,120 609,863
12,625,881
a
Building Products  —  0 .6%
Carrier Global Corp. ....................... 12,833 747,137
Johnson Controls International PLC ............ 9,077 1,254,805
Lennox International, Inc. ................... 997 381,492
2,383,434
a
Capital Markets  —  6 .4%
Ares Management Corp. , Class A .............. 2,684 384,268
Bank of New York Mellon Corp. (The) ........... 17,650 2,846,592
BlackRock, Inc.
(b)
......................... 1,330 1,536,961
Cboe Global Markets, Inc. ................... 3,248 975,050
Charles Schwab Corp. (The) ................. 8,707 956,203
CME Group, Inc. , Class A ................... 2,923 834,516
Goldman Sachs Group, Inc. (The) ............. 4,253 4,363,153
Intercontinental Exchange, Inc. ............... 10,241 1,645,729
Morgan Stanley .......................... 17,611 3,756,778
Nasdaq, Inc. ............................ 14,675 1,447,102
Raymond James Financial, Inc. ............... 5,246 934,680
S&P Global, Inc. ......................... 5,877 2,561,432
State Street Corp. ........................ 9,528 1,823,469
Security Shares Value
a
Capital Markets (continued)
T Rowe Price Group, Inc. ................... 5,148 $ 572,869
24,638,802
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 1,267 392,086
Ecolab, Inc. ............................ 7,017 1,987,214
Linde PLC ............................. 4,583 2,243,745
PPG Industries, Inc. ....................... 8,671 972,626
5,595,671
a
Commercial Services & Supplies  —  0 .3%
Veralto Corp. ............................ 13,380 1,318,867
a
Communications Equipment  —  1 .8%
Cisco Systems, Inc. ....................... 50,316 5,559,415
F5, Inc.
(a)
.............................. 1,891 769,883
Motorola Solutions, Inc. .................... 1,160 562,948
6,892,246
a
Construction Materials  —  0 .6%
CRH PLC .............................. 21,038 1,983,673
Martin Marietta Materials, Inc. ................ 813 421,703
2,405,376
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 7,601 2,509,622
Capital One Financial Corp. .................. 8,622 1,849,505
Synchrony Financial ....................... 5,118 394,496
4,753,623
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 1,465 1,382,799
Dollar General Corp. ...................... 4,243 537,800
Dollar Tree, Inc.
(a)
......................... 4,625 585,479
Kroger Co. (The) ......................... 6,826 392,768
Sysco Corp. ............................ 5,711 463,048
Target Corp. ............................ 8,194 1,318,251
4,680,145
a
Containers & Packaging  —  0 .4%
Ball Corp. .............................. 10,884 685,366
International Paper Co. ..................... 18,566 704,208
1,389,574
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 3,838 520,701
a
Diversified Telecommunication Services  —  1 .5%
AT&T, Inc. .............................. 77,076 1,995,497
Comcast Corp. , Class A .................... 30,161 802,886
Verizon Communications, Inc. ................ 59,551 2,978,741
5,777,124
a
Electric Utilities  —  1 .7%
Edison International ....................... 5,676 306,391
Entergy Corp. ........................... 3,564 378,889
Eversource Energy ....................... 16,646 1,167,550
Exelon Corp. ............................ 48,698 2,129,077
NextEra Energy, Inc. ...................... 29,186 2,403,175
6,385,082
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 2,749 1,104,768
Hubbell, Inc. , Class B ...................... 807 365,571
Rockwell Automation, Inc. ................... 1,676 711,345
2,181,684
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 2,765 $ 892,265
TE Connectivity PLC ...................... 1,887 387,307
1,279,572
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 23,614 1,500,670
SLB Ltd. ............................... 9,094 546,549
2,047,219
a
Entertainment  —  0 .7%
Walt Disney Co. (The) ..................... 17,026 1,831,146
Warner Bros Discovery, Inc.
(a)
................ 25,699 733,193
2,564,339
a
Financial Services  —  1 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 11,873 5,984,348
Fidelity National Information Services, Inc. ........ 9,446 385,114
PayPal Holdings, Inc. ...................... 8,504 447,863
6,817,325
a
Food Products  —  1 .5%
Archer-Daniels-Midland Co. .................. 13,108 1,065,549
Bunge Global SA ......................... 6,606 767,683
General Mills, Inc. ........................ 39,802 1,639,842
Hershey Co. (The) ........................ 2,034 358,411
Kraft Heinz Co. (The) ...................... 42,882 1,100,781
McCormick & Co., Inc. , NVS ................. 7,516 407,518
Mondelez International, Inc. , Class A ............ 7,698 477,815
5,817,599
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 5,300 880,489
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 24,077 1,216,129
JB Hunt Transport Services, Inc. .............. 2,103 558,283
Union Pacific Corp. ....................... 9,447 2,840,430
4,614,842
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 13,605 1,501,448
Cooper Companies, Inc. (The)
(a)
............... 7,759 543,828
Edwards Lifesciences Corp.
(a)
................ 13,166 1,194,815
STERIS PLC ............................ 8,778 2,042,114
Stryker Corp. ........................... 3,793 1,228,173
6,510,378
a
Health Care Providers & Services  —  2 .9%
Cardinal Health, Inc. ....................... 6,987 1,639,290
Centene Corp.
(a)
......................... 7,625 490,593
Cigna Group (The) ........................ 4,051 1,118,400
CVS Health Corp. ........................ 7,499 704,231
Elevance Health, Inc. ...................... 3,683 1,445,725
HCA Healthcare, Inc. ...................... 944 391,241
Humana, Inc. ........................... 1,842 705,910
Labcorp Holdings, Inc. ..................... 2,046 680,622
Quest Diagnostics, Inc. ..................... 1,865 448,159
UnitedHealth Group, Inc. .................... 8,940 3,481,325
11,105,496
a
Hotels, Restaurants & Leisure  —  0 .9%
McDonald's Corp. ........................ 7,016 1,848,997
Starbucks Corp. .......................... 10,542 1,120,087
Yum! Brands, Inc. ........................ 2,632 403,512
3,372,596
a
Security Shares Value
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 2,636 $ 381,060
PulteGroup, Inc. ......................... 3,198 403,972
785,032
a
Household Products  —  2 .3%
Church & Dwight Co., Inc. ................... 16,705 1,666,825
Colgate-Palmolive Co. ..................... 13,729 1,233,139
Kimberly-Clark Corp. ...................... 14,076 1,519,504
Procter & Gamble Co. (The) ................. 29,439 4,272,188
8,691,656
a
Industrial Conglomerates  —  1 .0%
3M Co. ................................ 12,267 2,107,838
Honeywell International, Inc. ................. 7,809 1,667,456
3,775,294
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 11,800 1,651,056
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 7,560 875,826
Allstate Corp. (The) ....................... 2,797 721,067
Arch Capital Group Ltd.
(a)
................... 5,575 546,740
Hartford Insurance Group, Inc. (The) ............ 25,445 3,495,634
Marsh & McLennan Companies, Inc. ............ 5,926 1,124,755
MetLife, Inc. ............................ 14,196 1,351,033
Progressive Corp. (The) .................... 10,751 2,344,578
Prudential Financial, Inc. .................... 18,489 2,174,307
Travelers Companies, Inc. (The) ............... 5,580 2,041,889
Willis Towers Watson PLC ................... 2,032 687,934
15,363,763
a
Interactive Media & Services  —  3 .6%
Meta Platforms, Inc. , Class A ................. 24,086 13,785,381
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 8,765 1,663,246
International Business Machines Corp. .......... 12,133 2,837,545
Okta, Inc. , Class A
(a)
....................... 2,914 504,239
Twilio, Inc. , Class A
(a)
...................... 2,327 548,311
VeriSign, Inc. ........................... 1,629 469,608
6,022,949
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 4,741 728,028
Danaher Corp. .......................... 8,232 1,758,026
IQVIA Holdings, Inc.
(a)
...................... 3,214 839,465
Mettler-Toledo International, Inc.
(a)
............. 624 876,807
Thermo Fisher Scientific, Inc. ................. 2,862 1,766,140
Waters Corp.
(a)
.......................... 1,548 641,847
West Pharmaceutical Services, Inc. ............ 1,427 486,764
7,097,077
a
Machinery  —  1 .5%
Deere & Co. ............................ 3,655 2,393,696
Fortive Corp. ............................ 10,949 644,239
Ingersoll Rand, Inc. ....................... 5,181 399,196
Parker-Hannifin Corp. ...................... 1,255 1,229,197
Xylem, Inc. ............................. 10,478 1,153,733
5,820,061
a
Metals & Mining  —  0 .8%
Newmont Corp. .......................... 13,025 1,641,931
Nucor Corp. ............................ 3,345 835,046
Steel Dynamics, Inc. ....................... 2,961 688,788
3,165,765
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Multi-Utilities  —  1 .2%
CMS Energy Corp. ........................ 6,912 $ 470,431
Consolidated Edison, Inc. ................... 3,556 380,563
NiSource, Inc. ........................... 48,943 2,002,747
Public Service Enterprise Group, Inc. ........... 16,233 1,190,366
Sempra ............................... 8,631 705,153
4,749,260
a
Oil, Gas & Consumable Fuels  —  6 .5%
Chevron Corp. ........................... 13,422 2,766,811
ConocoPhillips .......................... 18,226 2,414,763
Diamondback Energy, Inc. ................... 7,101 1,423,608
EOG Resources, Inc. ...................... 7,700 1,116,192
EQT Corp. ............................. 13,396 725,795
Expand Energy Corp. ...................... 4,000 392,640
ExxonMobil Holdings Corp. .................. 40,723 6,554,367
Kinder Morgan, Inc. ....................... 65,637 2,116,137
Marathon Petroleum Corp. .................. 1,065 397,586
Occidental Petroleum Corp. .................. 10,900 655,962
ONEOK, Inc. ............................ 16,099 1,545,665
Phillips 66 .............................. 4,843 1,194,187
Valero Energy Corp. ....................... 3,720 1,335,182
Williams Companies, Inc. (The) ............... 30,556 2,293,228
24,932,123
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 6,417 500,526
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 28,355 535,342
a
Pharmaceuticals  —  3 .8%
Bristol-Myers Squibb Co. .................... 21,628 1,444,967
Johnson & Johnson ....................... 23,458 6,236,309
Merck & Co., Inc. ......................... 26,942 3,980,950
Pfizer, Inc. ............................. 49,268 1,402,167
Royalty Pharma PLC , Class A ................ 11,573 710,698
Zoetis, Inc. , Class A ....................... 13,282 1,024,042
14,799,133
a
Professional Services  —  1 .3%
Automatic Data Processing, Inc. ............... 9,218 2,637,823
Broadridge Financial Solutions, Inc. ............ 5,560 1,014,033
Jacobs Solutions, Inc. ...................... 5,705 850,330
Paychex, Inc. ........................... 4,407 561,187
5,063,373
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 7,313 1,066,309
a
Semiconductors & Semiconductor Equipment  —  6 .4%
Analog Devices, Inc. ....................... 5,191 1,879,869
Intel Corp.
(a)
............................ 52,371 4,687,728
Micron Technology, Inc. ..................... 12,746 12,219,972
NXP Semiconductors N.V. ................... 4,973 1,117,135
QUALCOMM, Inc. ........................ 11,261 1,919,775
Texas Instruments, Inc. ..................... 10,823 2,823,829
24,648,308
a
Software  —  13 .0%
Adobe, Inc.
(a)
............................ 7,202 2,108,673
Intuit, Inc. .............................. 4,427 1,590,621
Microsoft Corp. .......................... 80,493 40,833,294
Salesforce, Inc. .......................... 13,208 3,401,588
Strategy, Inc. , Class A
(a)
.................... 3,684 489,751
Synopsys, Inc.
(a)
......................... 3,452 1,517,465
Security Shares Value
a
Software (continued)
Trimble, Inc.
(a)
........................... 121 $ 7,253
49,948,645
a
Specialized REITs  —  2 .4%
American Tower Corp. ..................... 14,228 2,499,860
Crown Castle, Inc. ........................ 16,044 1,221,590
Digital Realty Trust, Inc. .................... 9,022 1,674,393
Equinix, Inc. ............................ 1,920 2,009,702
Iron Mountain, Inc. ........................ 4,064 468,782
SBA Communications Corp. , Class A ............ 5,031 954,180
Weyerhaeuser Co. ........................ 15,600 364,572
9,193,079
a
Specialty Retail  —  2 .1%
Best Buy Co., Inc. ........................ 5,015 401,952
Home Depot, Inc. (The) .................... 13,265 4,348,665
Lowe's Companies, Inc. .................... 8,574 1,755,098
Tractor Supply Co. ........................ 22,607 788,984
Williams-Sonoma, Inc. ..................... 2,530 577,473
7,872,172
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Hewlett Packard Enterprise Co. ............... 21,046 1,099,443
NetApp, Inc. ............................ 4,295 795,820
Sandisk Corp.
(a)
.......................... 1,508 2,362,584
4,257,847
a
Textiles, Apparel & Luxury Goods  —  0 .2%
NIKE, Inc. , Class B ....................... 9,356 365,445
Tapestry, Inc. ............................ 3,320 409,655
775,100
a
Trading Companies & Distributors  —  0 .7%
Ferguson Enterprises, Inc. ................... 2,679 601,462
Sunbelt Rentals Holdings, Inc. ................ 5,584 403,612
United Rentals, Inc. ....................... 738 766,044
WW Grainger, Inc. ........................ 651 852,478
2,623,596
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 2,718 490,436
a
a
Total Common Stocks — 99.9%
(Cost: $ 339,941,209 ) ................................ 384,742,049
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (c)
............... 4,002 40
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 40
Total Long-Term Investments — 99.9%
(Cost: $ 339,941,209 ) ................................ 384,742,089

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (d)
............................ 238,706 $ 238,706
a
Total Short-Term Securities — 0.1%
(Cost: $ 238,706 ) ................................... 238,706
Total Investments — 100.0%
(Cost: $ 340,179,915 ) ................................ 384,980,795
Other Assets Less Liabilities — 0 .0% ..................... 152,869
Net Assets — 100.0% ................................. $ 385,133,664
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 198,331 $ — $ (198,435)
(b)
$ 106 $ (2) $ — — $ 792
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 9,224 229,482
(b)
— — — 238,706 238,706 8,369 —
BlackRock, Inc. .. 61,993 1,555,802 (188,542) (11,335) 119,043 1,536,961 1,330 16,230 —
$ — $ (11,229) $ 119,041
$ 1,775,667
$ 25,391 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 41 09/18/26 $ 607 $ (15,293)

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2026
33
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 15,293 $ — $ — $ — $ 15,293
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 78,743 $ — $ — $ — $ 78,743
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (16,310) $ — $ — $ — $ (16,310)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 508,455
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 384,742,049  $ —  $ —  $ 384,742,049
Rights ................................................. —  —  40  40
Short-Term Securities
Money Market Funds ....................................... 238,706  —  —  238,706
$ 384,980,755  $ —  $ 40  $ 384,980,795
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (15,293) $ —  $ —  $ (15,293)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  1 .8%
B3 SA - Brasil Bolsa Balcao .................. 34,652 $ 108,473
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 16,873 82,321
Cia Paranaense de Energia - Copel ............ 13,851 39,963
CPFL Energia SA ......................... 1,314 11,295
Energisa SA ............................ 1,975 18,296
Engie Brasil Energia SA .................... 2,351 13,330
Equatorial SA ........................... 7,521 53,226
Klabin SA .............................. 5,189 18,927
Localiza Rent a Car SA ..................... 5,866 39,703
Motiva Infraestrutura de Mobilidade SA .......... 7,244 21,614
PRIO SA
(a)
............................. 5,805 70,222
Raia Drogasil SA ......................... 9,352 35,375
Rede D'Or Sao Luiz SA
(b)
................... 5,412 36,745
Rumo SA .............................. 8,437 24,554
Ultrapar Participacoes SA ................... 5,121 34,413
608,457
a
Chile  —  0 .4%
Empresas Copec SA ...................... 2,711 19,229
Enel Chile SA ........................... 155,655 13,342
Falabella SA ............................ 5,094 33,729
Latam Airlines Group SA .................... 2,461,554 63,614
129,914
a
China  —  31 .8%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 1,100 3,015
Agricultural Bank of China Ltd. , Class A .......... 36,800 37,916
Agricultural Bank of China Ltd. , Class H .......... 188,000 151,858
Aier Eye Hospital Group Co. Ltd. , Class A ........ 3,600 4,399
Air China Ltd. , Class A
(a)
.................... 3,400 2,943
Alibaba Group Holding Ltd. .................. 104,616 1,495,461
Alibaba Health Information Technology Ltd.
(a)
...... 38,000 14,922
Anhui Conch Cement Co. Ltd. , Class A .......... 1,800 4,727
Anhui Conch Cement Co. Ltd. , Class H .......... 8,500 18,359
Baidu, Inc. , Class A
(a)
...................... 14,800 177,009
Baoshan Iron & Steel Co. Ltd. , Class A .......... 9,100 7,880
Beijing Kingsoft Office Software, Inc. , Class A ...... 200 7,421
BeOne Medicines Ltd. , Class H
(a)
.............. 5,600 153,341
Bilibili, Inc. , Class Z
(a) (c)
..................... 1,820 29,584
BOC Aviation Ltd.
(b)
....................... 1,500 14,341
Bosideng International Holdings Ltd. ............ 32,000 17,407
BYD Co. Ltd. , Class A ...................... 2,100 27,572
BYD Co. Ltd. , Class H ..................... 26,000 286,984
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 600 4,185
China CITIC Bank Corp. Ltd. , Class A ........... 5,900 7,772
China CITIC Bank Corp. Ltd. , Class H ........... 54,000 57,506
China Construction Bank Corp. , Class A ......... 8,600 14,058
China Construction Bank Corp. , Class H ......... 593,000 716,836
China Feihe Ltd.
(b)
........................ 23,000 8,229
China Gas Holdings Ltd. .................... 18,200 13,140
China Hongqiao Group Ltd. .................. 22,500 65,267
China Jushi Co. Ltd. , Class A ................. 1,678 10,953
China Mengniu Dairy Co. Ltd. ................ 20,000 46,150
China Merchants Bank Co. Ltd. , Class A ......... 8,858 52,889
China Merchants Bank Co. Ltd. , Class H ......... 26,500 171,820
China Merchants Port Holdings Co. Ltd. ......... 8,000 16,398
China Minsheng Banking Corp. Ltd. , Class A ...... 16,300 8,564
China Minsheng Banking Corp. Ltd. , Class H ...... 42,000 18,623
China National Building Material Co. Ltd. , Class H ... 24,757 11,346
China Overseas Land & Investment Ltd. ......... 27,000 43,013
China Pacific Insurance Group Co. Ltd. , Class A .... 3,100 14,739
Security Shares Value
a
China (continued)
China Pacific Insurance Group Co. Ltd. , Class H .... 18,200 $ 70,026
China Petroleum & Chemical Corp. , Class A ....... 13,400 10,892
China Petroleum & Chemical Corp. , Class H ...... 160,000 97,486
China Resources Gas Group Ltd. .............. 6,300 13,720
China Resources Land Ltd. .................. 20,000 76,479
China Resources
Sanjiu
Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 754 2,750
China Southern Airlines Co. Ltd. , Class A
(a)
........ 3,800 2,827
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 10,300 5,687
China Tourism Group Duty Free Corp. Ltd. , Class A .. 900 7,027
China Yangtze Power Co. Ltd. , Class A .......... 10,400 43,484
China Zheshang Bank Co. Ltd. , Class A .......... 7,600 3,281
Chow Tai Fook Jewellery Group Ltd. ............ 11,000 18,110
CITIC Ltd. .............................. 31,000 51,866
CMOC Group Ltd. , Class A .................. 6,900 19,510
CMOC Group Ltd. , Class H .................. 27,000 57,528
CNGR Advanced Material Co. Ltd. , Class A ....... 360 2,137
Contemporary Amperex Technology Co. Ltd. , Class A 1,940 104,861
Contemporary Amperex Technology Co. Ltd. , Class H 1,200 91,247
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 2,100 6,008
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 8,000 16,983
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 564 3,706
CSPC Pharmaceutical Group Ltd. .............. 57,360 67,406
ENN Energy Holdings Ltd. ................... 5,500 34,796
ENN Natural Gas Co. Ltd. , Class A ............. 1,150 3,132
Eve Energy Co. Ltd. , Class A ................. 1,000 7,842
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 1,900 9,508
Foxconn Industrial Internet Co. Ltd. , Class A ....... 4,700 45,373
Ganfeng Lithium Group Co. Ltd. , Class A ......... 800 6,406
GDS Holdings Ltd. , Class A
(a) (c)
................ 7,800 31,190
Geely Automobile Holdings Ltd. ............... 46,000 103,005
Genscript Biotech Corp.
(a)
................... 8,000 34,528
Goldwind Science & Technology Co. Ltd. , Class A ... 1,600 4,361
Great Wall Motor Co. Ltd. , Class H ............. 16,000 16,105
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 900 4,876
Guotai Haitong Securities Co. Ltd. ............. 6,600 17,617
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 16,000 30,983
H World Group Ltd. , Class A , ADR ............. 1,317 62,320
Haier Smart Home Co. Ltd. , Class A ............ 15,400 42,027
Haier Smart Home Co. Ltd. , Class A ............ 3,100 9,772
Haitian International Holdings Ltd. ............. 2,000 4,604
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 200 1,571
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 8,000 35,939
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 1,600 5,730
Hengan International Group Co. Ltd. ............ 4,000 11,261
Hengli Petrochemical Co. Ltd. , Class A .......... 2,400 6,903
Huadong Medicine Co. Ltd. , Class A ............ 900 3,652
Huatai Securities Co. Ltd. , Class A ............. 3,400 9,820
Huatai Securities Co. Ltd. , Class H
(b)
............ 9,000 20,246
Hundsun Technologies, Inc. , Class A ............ 700 2,289
Imeik Technology Development Co. Ltd. , Class A ... 40 553
Industrial & Commercial Bank of China Ltd. , Class A . 26,900 32,319
Industrial & Commercial Bank of China Ltd. , Class H . 458,000 441,120
Industrial Bank Co. Ltd. , Class A ............... 8,900 23,232
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 2,600 10,252
Innovent Biologics, Inc.
(a) (b)
................... 10,000 131,899
JD Health International, Inc.
(a) (b)
............... 7,450 34,487
JD Logistics, Inc.
(a) (b)
....................... 12,000 16,817
JD.com, Inc. , Class A ...................... 16,150 228,356

iShares
®
ESG MSCI EM Leaders ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
China (continued)
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 3,000 $ 6,520
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 3,000 20,569
Kanzhun Ltd. , ADR ....................... 2,615 45,396
KE Holdings, Inc. , Class A ................... 14,273 82,211
Kingfa Sci & Tech Co. Ltd. , Class A ............. 1,100 2,299
Kingnet Network Co. Ltd. , Class A ............. 1,100 2,808
Kingsoft Corp. Ltd. ........................ 7,000 22,123
Kunlun Energy Co. Ltd. ..................... 28,000 27,641
Lenovo Group Ltd. ........................ 54,000 206,890
Li Auto, Inc. , Class A
(a)
..................... 8,004 48,268
Lingyi iTech Guangdong Co. , Class A ........... 4,000 7,603
Longfor Group Holdings Ltd.
(b) (c)
............... 14,500 11,597
Meituan , Class B
(a) (b) (c)
...................... 35,400 354,152
MINISO Group Holding Ltd. .................. 2,968 6,966
NetEase, Inc. ........................... 12,400 302,182
New Oriental Education & Technology Group, Inc. ... 9,000 52,022
NIO, Inc. , Class A
(a)
....................... 12,571 53,777
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 12,600 68,843
Orient Overseas International Ltd. ............. 1,000 20,003
Orient Securities Co. Ltd. , Class A ............. 3,700 5,058
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 4,700 5,206
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 61,000 44,375
Pharmaron Beijing Co. Ltd. , Class A ............ 800 5,155
PICC Property & Casualty Co. Ltd. , Class H ....... 48,000 103,965
Ping An Bank Co. Ltd. , Class A ................ 7,400 12,907
Ping An Insurance Group Co. of China Ltd. , Class A . 4,200 34,854
Ping An Insurance Group Co. of China Ltd. , Class H . 43,000 308,420
Pop Mart International Group Ltd.
(b) (c)
............ 3,600 71,458
Postal Savings Bank of China Co. Ltd. , Class A ..... 10,800 8,456
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 60,000 40,512
Rongsheng Petrochemical Co. Ltd. , Class A ....... 3,800 8,394
Satellite Chemical Co. Ltd. , Class A ............ 1,400 5,938
Seres Group Co. Ltd. , Class A ................ 800 5,906
SF Holding Co. Ltd. , Class A ................. 2,000 9,463
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 4,600 3,314
Shanghai Electric Group Co. Ltd. , Class A ........ 5,800 5,735
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 600 1,997
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 1,300 3,144
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 1,300 4,546
Shanghai United Imaging Healthcare Co. Ltd. , Class A 163 2,534
Shenzhen Inovance Technology Co. Ltd. , Class A ... 450 4,140
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 400 9,847
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 300 2,230
Shenzhou International Group Holdings Ltd. ....... 6,000 26,774
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 1,800 4,166
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 600 3,629
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 400 25,311
Sino Biopharmaceutical Ltd. ................. 69,000 47,840
Sinoma Science & Technology Co. Ltd. , Class A .... 900 7,139
Sinomine Resource Group Co. Ltd. , Class A ....... 300 2,404
Sinopharm Group Co. Ltd. , Class H ............ 9,200 18,128
Sinotruk Hong Kong Ltd. .................... 6,000 30,718
Sungrow Power Supply Co. Ltd. , Class A ......... 860 11,695
Sunny Optical Technology Group Co. Ltd. ........ 4,600 41,576
Sunwoda Electronic Co. Ltd. , Class A ........... 1,000 2,590
TAL Education Group , ADR
(a)
................. 1,826 21,437
Tencent Holdings Ltd. ...................... 29,100 1,671,364
Security Shares Value
a
China (continued)
Tianqi Lithium Corp. , Class A
(a)
................ 700 $ 5,191
Tongcheng Travel Holdings Ltd.
(b)
.............. 8,800 13,487
Trip.com Group Ltd.
(a)
...................... 4,100 184,037
Vipshop Holdings Ltd. , ADR .................. 2,013 26,370
Wanhua Chemical Group Co. Ltd. , Class A ........ 1,300 14,750
Want Want China Holdings Ltd. ............... 27,000 10,592
Weichai Power Co. Ltd. , Class A ............... 3,100 12,505
Weichai Power Co. Ltd. , Class H .............. 13,000 52,514
Western Mining Co. Ltd. , Class A .............. 1,000 5,848
WuXi AppTec Co. Ltd. , Class A ................ 992 22,852
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 2,800 67,431
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 25,000 155,051
Xiamen Tungsten Co. Ltd. , Class A ............. 600 4,804
XPeng, Inc. , Class A
(a)
..................... 8,900 50,581
Yadea Group Holdings Ltd.
(b)
................. 8,000 9,553
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 400 7,741
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 1,500 2,295
Yum China Holdings, Inc. ................... 2,307 103,244
Yunnan Aluminium Co. Ltd. , Class A ............ 1,500 6,054
Yunnan Baiyao Group Co. Ltd. , Class A .......... 740 5,553
Yunnan Yuntianhua Co. Ltd. , Class A ........... 800 3,741
Zangge Mining Co. Ltd. , Class A ............... 700 8,144
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 200 3,636
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
3,600 16,829
Zhejiang NHU Co. Ltd. , Class A ............... 1,400 5,631
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 200 1,400
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 3,000 12,068
10,770,636
a
Colombia  —  0 .2%
Grupo Cibest SA ......................... 1,639 43,208
Interconexion Electrica SA ESP ............... 3,219 28,494
71,702
a
Czech Republic  —  0 .1%
Komercni Banka A.S. ...................... 539 27,543
Moneta Money Bank A.S.
(b)
.................. 1,785 16,734
44,277
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 17,173 46,039
a
Greece  —  1 .2%
Alpha Bank SA .......................... 10,374 55,021
Eurobank SA ............................ 17,265 91,580
National Bank of Greece SA ................. 5,797 113,294
Piraeus Bank SA
(a)
........................ 7,475 88,937
Public Power Corp. SA ..................... 1,926 53,531
402,363
a
Hungary  —  0 .2%
MOL Hungarian Oil & Gas PLC
(a)
.............. 2,613 42,003
Richter Gedeon Nyrt ....................... 1,001 41,727
83,730
a
India  —  10 .0%
ABB India Ltd. ........................... 323 25,887
APL Apollo Tubes Ltd.
(a)
.................... 1,306 30,455
Ashok Leyland Ltd. ....................... 19,156 35,286
Asian Paints Ltd. ......................... 2,708 75,271
Astral Ltd. .............................. 14 224
AU Small Finance Bank Ltd.
(b)
................ 3,994 45,526
Axis Bank Ltd. ........................... 16,168 220,413
Britannia Industries Ltd. .................... 763 42,049
Cipla Ltd. .............................. 3,565 52,708

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Colgate-Palmolive India Ltd. ................. 823 $ 16,396
Coromandel International Ltd. ................ 843 16,869
Dabur India Ltd. .......................... 2,899 11,593
Eicher Motors Ltd. ........................ 983 82,082
Eternal Ltd.
(a)
............................ 33,525 115,340
GAIL India Ltd. .......................... 16,251 30,263
GMR Airports Ltd.
(a)
....................... 18,883 18,547
Grasim Industries Ltd. ...................... 1,924 68,043
Havells India Ltd. ......................... 1,428 18,645
HCL Technologies Ltd. ..................... 6,271 86,225
HDFC Life Insurance Co. Ltd.
(b)
............... 6,858 39,092
Hindalco Industries Ltd. .................... 9,204 98,113
Hindustan Unilever Ltd. ..................... 4,969 102,584
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 2,522 13,683
Indian Hotels Co. Ltd. (The) , Class A ............ 5,351 41,449
Info Edge India Ltd. ....................... 2,404 33,108
Infosys Ltd. ............................. 21,592 257,108
InterGlobe Aviation Ltd.
(a) (b)
.................. 1,342 73,601
Jindal Stainless Ltd. ....................... 1,973 14,536
Kotak Mahindra Bank Ltd. ................... 38,513 169,366
Mahindra & Mahindra Ltd. ................... 6,093 209,921
Marico Ltd. ............................. 3,817 32,848
Max Healthcare Institute Ltd. ................. 4,957 54,218
Nestle India Ltd. ......................... 4,101 64,421
NHPC Ltd. ............................. 18,904 15,218
Oracle Financial Services Software Ltd. .......... 160 21,051
Petronet LNG Ltd. ........................ 5,332 16,803
PI Industries Ltd. ......................... 478 11,893
Pidilite Industries Ltd. ...................... 1,976 35,003
Power Grid Corp. of India Ltd. ................ 29,555 81,791
Reliance Industries Ltd. .................... 40,485 542,502
Shree Cement Ltd. ........................ 60 14,606
Siemens Ltd. ............................ 594 25,103
Supreme Industries Ltd. .................... 456 17,030
Suzlon Energy Ltd.
(a)
...................... 72,641 36,203
Swiggy Ltd.
(a)
........................... 9,955 29,424
Tata Consumer Products Ltd. ................. 3,811 41,489
Torrent Power Ltd. ........................ 1,199 15,287
Trent Ltd. .............................. 1,883 56,879
TVS Motor Co. Ltd. ....................... 1,683 76,618
UltraTech Cement Ltd. ..................... 731 87,792
UPL Ltd. ............................... 3,450 20,352
Vedanta Ltd. ............................ 9,112 26,616
Voltas Ltd. ............................. 1,401 17,559
3,385,089
a
Indonesia  —  0 .1%
Barito Pacific Tbk PT ...................... 134,976 13,573
Bumi Resources Minerals Tbk PT
(a)
............. 382,600 16,174
29,747
a
Kuwait  —  0 .6%
Kuwait Finance House KSCP ................. 78,997 196,803
a
Malaysia  —  1 .9%
AMMB Holdings Bhd ...................... 17,800 30,477
CIMB Group Holdings Bhd .................. 55,100 108,816
Gamuda Bhd ........................... 36,200 40,504
IHH Healthcare Bhd ....................... 12,800 26,204
Malayan Banking Bhd ...................... 33,700 89,304
Maxis Bhd ............................. 15,800 14,629
Petronas Chemicals Group Bhd ............... 17,400 18,408
Petronas Gas Bhd ........................ 5,500 24,098
Press Metal Aluminium Holdings Bhd ........... 25,400 50,454
Public Bank Bhd ......................... 102,100 125,414
Security Shares Value
a
Malaysia (continued)
RHB Bank Bhd .......................... 13,000 $ 28,006
Sunway Bhd ............................ 19,800 25,240
Telekom Malaysia Bhd ..................... 8,800 16,857
YTL Power International Bhd ................. 21,780 31,024
629,435
a
Mexico  —  2 .7%
America Movil SAB de CV , Series B ............ 104,174 120,193
Cemex SAB de CV, CPO , NVS ............... 107,059 115,396
Fibra Uno Administracion SA de CV ............ 19,932 34,372
Fomento Economico Mexicano SAB de CV ....... 11,631 140,388
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
2,693 55,491
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,243 31,889
Grupo Bimbo SAB de CV , Series A
(c)
............ 9,119 31,746
Grupo Financiero Banorte SAB de CV , Class O .... 16,902 191,390
Industrias Penoles SAB de CV ................ 1,337 71,099
Prologis Property Mexico SA de CV ............ 7,876 35,723
Wal-Mart de Mexico SAB de CV ............... 32,591 90,258
917,945
a
Peru  —  0 .6%
Cia de Minas Buenaventura SAA , ADR .......... 1,169 40,097
Credicorp Ltd. ........................... 482 176,595
216,692
a
Philippines  —  0 .1%
Ayala Corp. ............................. 1,650 13,112
Manila Electric Co. ........................ 1,420 10,503
SM Investments Corp. ..................... 1,550 13,801
37,416
a
Poland  —  2 .0%
Allegro.eu SA
(a) (b)
......................... 6,701 81,847
Asseco Poland SA ........................ 401 25,779
Budimex SA ............................ 91 17,360
Erste Bank Polska SA ...................... 285 55,080
KGHM Polska Miedz SA .................... 944 90,595
mBank SA
(a)
............................ 91 33,291
ORLEN SA ............................. 4,079 168,661
Powszechna Kasa Oszczednosci Bank Polski SA ... 6,193 189,366
Zabka Group SA ......................... 2,771 23,476
685,455
a
Qatar  —  0 .4%
Qatar National Bank QPSC .................. 30,896 141,500
a
Russia  —  0 .0%
Mobile TeleSystems PJSC
(a) (d)
................ 18,946 2
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 30,360 4
PhosAgro PJSC , GDR
(a) (d)
................... 18 —
Polyus PJSC
(a) (d)
......................... 6,980 —
6
a
Saudi Arabia  —  2 .6%
ACWA Power Co. ........................ 1,611 82,147
Alinma Bank ............................ 10,310 70,132
Dr Sulaiman Al Habib Medical Services Group Co. .. 610 37,839
Etihad Etisalat Co. ........................ 2,659 47,174
SABIC Agri-Nutrients Co. ................... 1,655 57,575
Saudi Arabian Oil Co.
(b)
..................... 42,725 294,786
Saudi Basic Industries Corp. ................. 6,305 83,023
Saudi Energy Co. ........................ 5,747 26,555
Saudi Telecom Co. ........................ 14,168 168,751
867,982
a

iShares
®
ESG MSCI EM Leaders ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
South Africa  —  6 .2%
Absa Group Ltd. ......................... 5,934 $ 84,276
Bid Corp. Ltd. ........................... 2,345 65,534
Bidvest Group Ltd. ........................ 2,261 32,826
Capitec Ltd. ............................ 614 177,424
Clicks Group Ltd. ......................... 1,518 18,711
Discovery Ltd. ........................... 3,807 61,056
FirstRand Ltd. ........................... 35,676 211,181
Gold Fields Ltd. .......................... 6,305 292,835
Impala Platinum Holdings Ltd. ................ 6,454 90,296
MTN Group Ltd. .......................... 12,280 144,022
Naspers Ltd. , Class N ...................... 5,175 253,435
Nedbank Group Ltd. ....................... 3,008 55,011
NEPI Rockcastle N.V.
(a)
..................... 4,303 40,618
Sanlam Ltd. ............................ 12,032 64,749
Sasol Ltd.
(a)
............................. 4,197 50,958
Shoprite Holdings Ltd. ..................... 3,312 63,294
Standard Bank Group Ltd. ................... 9,317 183,557
Valterra Platinum Ltd. ...................... 1,883 160,909
Vodacom Group Ltd. ...................... 4,423 41,042
2,091,734
a
South Korea  —  16 .0%
Amorepacific Corp. ....................... 203 21,809
Doosan Co. Ltd. ......................... 52 47,590
Doosan Enerbility Co. Ltd.
(a)
.................. 3,172 190,015
Hana Financial Group, Inc. .................. 1,859 184,700
Hanwha Systems Co. Ltd. ................... 534 28,408
HD Hyundai Co. Ltd. ...................... 296 47,160
HD Hyundai Electric Co. Ltd. ................. 167 94,737
HMM Co. Ltd. ........................... 1,581 24,726
HYBE Co. Ltd.
(a)
......................... 167 21,845
Hyundai Glovis Co. Ltd. .................... 269 40,606
Kakao Corp. ............................ 2,175 57,944
KakaoBank Corp. ........................ 1,122 17,879
KB Financial Group, Inc. .................... 2,357 295,671
Krafton, Inc.
(a)
........................... 175 28,963
LG Chem Ltd. ........................... 328 66,880
LG Corp. .............................. 561 48,734
LG Electronics, Inc. ....................... 748 117,485
LG Energy Solution Ltd.
(a)
................... 333 91,751
LG Uplus Corp. .......................... 746 8,155
LS Electric Co. Ltd. ....................... 531 79,909
NAVER Corp. ........................... 999 157,908
POSCO Future M Co. Ltd. ................... 229 33,368
Samsung C&T Corp. ...................... 575 156,454
Samsung Electro-Mechanics Co. Ltd. ........... 392 413,413
Samsung Episholdings Co. Ltd.
(a)
.............. 10 2,825
Samsung SDI Co. Ltd.
(a)
.................... 429 180,051
Samsung SDS Co. Ltd. ..................... 272 47,507
Shinhan Financial Group Co. Ltd. .............. 2,930 233,285
SK hynix, Inc. ........................... 1,544 1,868,684
SK Innovation Co. Ltd.
(a)
.................... 448 40,943
SK Square Co. Ltd.
(a)
...................... 652 487,463
SK, Inc. ............................... 256 100,970
S-Oil Corp. ............................. 301 32,955
Woori Financial Group, Inc. .................. 4,593 112,574
Yuhan Corp. ............................ 339 20,739
5,404,106
a
Taiwan  —  15 .9%
Advantech Co. Ltd. ....................... 3,000 63,937
Airtac International Group ................... 1,000 44,913
Asia Vital Components Co. Ltd. ............... 2,000 215,871
Cathay Financial Holding Co. Ltd. .............. 66,650 232,299
Chailease Holding Co. Ltd. .................. 10,915 40,235
Security Shares Value
a
Taiwan (continued)
China Steel Corp. ........................ 85,000 $ 50,771
Chunghwa Telecom Co. Ltd. ................. 27,000 115,748
CTBC Financial Holding Co. Ltd. .............. 118,000 240,718
Delta Electronics, Inc. ...................... 13,905 806,695
E Ink Holdings, Inc. ....................... 6,000 29,587
E.Sun Financial Holding Co. Ltd. .............. 105,123 131,741
Eva Airways Corp. ........................ 19,000 25,151
Evergreen Marine Corp. Taiwan Ltd. ............ 7,800 57,431
Far EasTone Telecommunications Co. Ltd. ........ 12,000 38,202
First Financial Holding Co. Ltd. ................ 78,907 87,806
Fortune Electric Co. Ltd. .................... 210 4,821
Hotai Motor Co. Ltd. ....................... 2,100 33,963
Lite-On Technology Corp. ................... 14,000 134,485
Nan Ya Plastics Corp. ...................... 33,000 252,101
PharmaEssentia Corp. ..................... 2,461 108,169
President Chain Store Corp. ................. 4,000 27,298
SinoPac Financial Holdings Co. Ltd. ............ 86,054 111,533
Taiwan Mobile Co. Ltd. ..................... 12,000 43,874
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 23,000 1,728,492
TS Financial Holding Co. Ltd. ................. 158,475 192,591
Uni-President Enterprises Corp. ............... 34,000 81,660
United Microelectronics Corp. ................ 80,000 325,444
Yuanta Financial Holding Co. Ltd. .............. 76,040 156,762
5,382,298
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 6,700 71,657
Airports of Thailand PCL , NVDR ............... 27,400 52,387
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 74,800 44,178
Bumrungrad Hospital PCL , NVDR ............. 4,100 23,659
CP ALL PCL , NVDR ....................... 36,700 51,117
Gulf Development PCL , Class R , NVDR ......... 26,545 50,615
Kasikornbank PCL , NVDR ................... 4,200 31,401
Minor International PCL , NVDR
(c)
.............. 19,200 12,817
Siam Cement PCL (The) , NVDR ............... 5,100 40,079
377,910
a
Turkey  —  0 .5%
Akbank TAS ............................ 22,399 33,281
Haci Omer Sabanci Holding A.S. .............. 8,302 15,999
KOC Holding A.S. ........................ 5,065 22,523
Turk Hava Yollari AO ...................... 3,744 23,398
Turkiye Petrol Rafinerileri A.S. ................ 6,894 57,303
Yapi ve Kredi Bankasi A.S.
(a)
................. 24,166 18,257
170,761
a
United Arab Emirates  —  1 .4%
Abu Dhabi Commercial Bank PJSC ............ 22,365 91,175
Abu Dhabi Islamic Bank PJSC ................ 10,274 63,909
Air Arabia PJSC .......................... 15,537 21,143
Emaar Properties PJSC .................... 43,368 126,238
First Abu Dhabi Bank PJSC .................. 31,220 167,773
Salik Co. PJSC .......................... 11,970 17,618
487,856
a
Total Common Stocks — 97.9%
(Cost: $ 24,109,141 ) ................................. 33,179,853
a
Preferred Stocks
Brazil  —  1 .5%
Banco Bradesco SA , Preference Shares , NVS ..... 38,854 128,899
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 12,024 24,830
Gerdau SA , Preference Shares , NVS ........... 9,064 41,528

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Brazil (continued)
Itau Unibanco Holding SA , Preference Shares , NVS . 38,192 $ 291,293
486,550
a
Chile  —  0 .2%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 958 78,009
a
Colombia  —  0 .2%
Grupo Cibest SA , Preference Shares ........... 3,111 70,803
a
Total Preferred Stocks — 1.9%
(Cost: $ 372,930 ) ................................... 635,362
a
Total Long-Term Investments — 99.8%
(Cost: $ 24,482,071 ) ................................. 33,815,215
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 531,287 $ 531,447
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 95,437 95,437
a
Total Short-Term Securities — 1.9%
(Cost: $ 626,897 ) ................................... 626,884
Total Investments —  101.7%
(Cost: $ 25,108,968 ) ................................. 34,442,099
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (563,641)
Net Assets — 100.0% ................................. $ 33,878,458
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 422,554 $ 108,924
(a)
$ — $ (17) $ (14) $ 531,447 531,287 $ 5,736
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 260,000 — (164,563)
(a)
— — 95,437 95,437 5,834 —
$ — $ (17) $ (14)
$ 626,884
$ 11,570 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 1 09/18/26 $ 86 $ 569

iShares
®
ESG MSCI EM Leaders ETF
Schedule of Investments
(continued)
August 31, 2026
39
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 569 $ — $ — $ — $ 569
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (468) $ — $ — $ — $ (468)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ 569 $ — $ — $ — $ 569
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 58,655
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 3,077,339 $ 30,102,508 $ 6 $ 33,179,853
Preferred Stocks ........................................... 635,362 — — 635,362
Short-Term Securities
Money Market Funds ........................................ 626,884 — — 626,884
$ 4,339,585 $ 30,102,508 $ 6 $ 34,442,099
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 569 $ — $ — $ 569
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 2,672 $ 1,513,848
General Electric Co. ....................... 36,209 12,155,724
13,669,572
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 4,069 608,966
Expeditors International of Washington, Inc. ....... 4,564 865,563
1,474,529
a
Automobiles  —  3 .1%
Rivian Automotive, Inc. , Class A
(a)
.............. 32,909 528,518
Tesla, Inc.
(a)
............................. 99,844 36,737,600
37,266,118
a
Banks  —  1 .2%
Citizens Financial Group, Inc. ................ 14,717 1,013,560
Fifth Third Bancorp ....................... 31,629 1,700,691
Huntington Bancshares, Inc. ................. 70,575 1,177,544
KeyCorp ............................... 32,018 691,909
PNC Financial Services Group, Inc. (The) ........ 13,931 3,338,285
Regions Financial Corp. .................... 29,914 893,830
Truist Financial Corp. ...................... 42,865 2,125,247
U.S. Bancorp ........................... 54,363 3,347,674
14,288,740
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 135,135 11,982,420
Keurig Dr Pepper, Inc. ..................... 47,482 1,512,777
Monster Beverage Corp.
(a)
................... 49,491 2,272,627
PepsiCo, Inc. ........................... 47,632 6,684,675
22,452,499
a
Biotechnology  —  1 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,659 1,121,375
Amgen, Inc. ............................ 18,835 8,096,790
Biogen, Inc.
(a)
........................... 5,152 1,116,181
Gilead Sciences, Inc. ...................... 43,329 6,340,766
Incyte Corp.
(a)
........................... 5,940 731,927
Vertex Pharmaceuticals, Inc.
(a)
................ 8,857 4,822,813
22,229,852
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 13,171 1,363,989
MercadoLibre, Inc.
(a)
....................... 1,592 3,082,430
4,446,419
a
Building Products  —  0 .7%
Carrier Global Corp. ....................... 25,998 1,513,603
Johnson Controls International PLC ............ 21,292 2,943,406
Lennox International, Inc. ................... 1,081 413,634
Trane Technologies PLC .................... 7,715 3,428,546
8,299,189
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 3,135 1,734,000
Ares Management Corp. , Class A .............. 7,361 1,053,874
Bank of New York Mellon Corp. (The) ........... 23,679 3,818,949
BlackRock, Inc.
(b)
......................... 5,138 5,937,524
Cboe Global Markets, Inc. ................... 3,652 1,096,330
Charles Schwab Corp. (The) ................. 57,659 6,332,111
Intercontinental Exchange, Inc. ............... 19,736 3,171,575
LPL Financial Holdings, Inc. .................. 2,786 1,031,196
Moody's Corp. ........................... 5,182 2,615,045
Morgan Stanley .......................... 41,145 8,777,052
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 15,727 $ 1,550,840
Northern Trust Corp. ....................... 6,136 1,138,596
Raymond James Financial, Inc. ............... 6,129 1,092,004
S&P Global, Inc. ......................... 10,580 4,611,187
State Street Corp. ........................ 9,597 1,836,674
T Rowe Price Group, Inc. ................... 7,527 837,605
46,634,562
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 8,840 2,503,488
International Flavors & Fragrances, Inc. .......... 8,605 742,870
Linde PLC ............................. 16,144 7,903,779
PPG Industries, Inc. ....................... 7,789 873,692
12,023,829
a
Commercial Services & Supplies  —  0 .1%
Veralto Corp. ............................ 8,605 848,195
a
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 1,952 794,718
a
Construction & Engineering  —  0 .5%
Comfort Systems USA, Inc. .................. 1,229 1,899,567
EMCOR Group, Inc. ....................... 1,563 1,148,086
Quanta Services, Inc. ...................... 5,237 3,179,330
6,226,983
a
Construction Materials  —  0 .3%
CRH PLC .............................. 23,319 2,198,749
Martin Marietta Materials, Inc. ................ 2,103 1,090,826
3,289,575
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 18,454 6,092,957
Capital One Financial Corp. .................. 20,423 4,380,938
Synchrony Financial ....................... 11,739 904,842
11,378,737
a
Consumer Staples Distribution & Retail  —  1 .7%
Costco Wholesale Corp. .................... 15,477 14,608,586
Dollar General Corp. ...................... 7,644 968,877
Kroger Co. (The) ......................... 19,261 1,108,278
Sysco Corp. ............................ 16,742 1,357,441
Target Corp. ............................ 15,851 2,550,109
20,593,291
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 8,732 549,854
International Paper Co. ..................... 17,642 669,161
Smurfit Westrock PLC ..................... 18,303 858,411
2,077,426
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 4,785 649,181
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 242,487 6,277,989
Comcast Corp. , Class A .................... 124,431 3,312,353
Verizon Communications, Inc. ................ 145,721 7,288,964
16,879,306
a
Electric Utilities  —  0 .3%
Edison International ....................... 13,429 724,897
Eversource Energy ....................... 13,049 915,257
Exelon Corp. ............................ 35,709 1,561,198

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Electric Utilities (continued)
NRG Energy, Inc. ......................... 7,042 $ 775,465
3,976,817
a
Electrical Equipment  —  1 .3%
Eaton Corp. PLC ......................... 13,551 5,445,876
GE Vernova, Inc. ......................... 9,378 8,426,414
Hubbell, Inc. , Class B ...................... 1,840 833,520
Rockwell Automation, Inc. ................... 3,891 1,651,457
16,357,267
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 5,944 1,918,129
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 34,622 2,200,228
Halliburton Co. .......................... 29,197 1,075,910
SLB Ltd. ............................... 52,092 3,130,729
TechnipFMC PLC ........................ 13,815 1,079,642
7,486,509
a
Entertainment  —  0 .5%
Walt Disney Co. (The) ..................... 60,602 6,517,745
a
Financial Services  —  3 .6%
Apollo Global Management, Inc. ............... 14,587 1,992,292
Fidelity National Information Services, Inc. ........ 18,067 736,591
Fiserv, Inc.
(a)
............................ 18,673 995,458
Mastercard, Inc. , Class A .................... 28,312 16,684,545
PayPal Holdings, Inc. ...................... 29,245 1,540,188
Visa, Inc. , Class A ........................ 57,922 21,973,869
43,922,943
a
Food Products  —  0 .2%
Bunge Global SA ......................... 4,354 505,978
General Mills, Inc. ........................ 18,590 765,908
Hershey Co. (The) ........................ 5,183 913,297
McCormick & Co., Inc. , NVS ................. 8,774 475,726
2,660,909
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,825 967,707
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 64,846 3,275,371
JB Hunt Transport Services, Inc. .............. 2,550 676,949
Old Dominion Freight Line, Inc. ............... 6,527 1,305,139
Union Pacific Corp. ....................... 20,720 6,229,882
XPO, Inc.
(a)
............................. 4,016 779,064
12,266,405
a
Health Care Equipment & Supplies  —  0 .8%
Cooper Companies, Inc. (The)
(a)
............... 6,788 475,771
Edwards Lifesciences Corp.
(a)
................ 20,095 1,823,621
IDEXX Laboratories, Inc.
(a)
................... 2,762 1,537,578
STERIS PLC ............................ 3,391 788,882
Stryker Corp. ........................... 12,041 3,898,876
Zimmer Biomet Holdings, Inc. ................ 6,687 668,967
9,193,695
a
Health Care Providers & Services  —  0 .9%
Cencora, Inc. ........................... 6,450 2,087,220
Cigna Group (The) ........................ 9,232 2,548,770
Elevance Health, Inc. ...................... 7,568 2,970,743
Humana, Inc. ........................... 4,190 1,605,734
Labcorp Holdings, Inc. ..................... 2,862 952,073
Security Shares Value
a
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. ..................... 3,863 $ 928,279
11,092,819
a
Health Care REITs  —  0 .5%
Welltower, Inc. ........................... 24,635 5,819,772
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 5,079 1,451,019
a
Hotels, Restaurants & Leisure  —  1 .9%
Booking Holdings, Inc. ..................... 27,086 5,392,552
Carnival Corp. Ltd. ........................ 44,157 1,054,911
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 44,985 1,710,779
Darden Restaurants, Inc. ................... 4,016 860,468
Expedia Group, Inc. ....................... 3,996 1,267,211
Hilton Worldwide Holdings, Inc. ............... 7,943 2,512,212
Hyatt Hotels Corp. , Class A .................. 1,348 225,076
McDonald's Corp. ........................ 24,796 6,534,738
Royal Caribbean Cruises Ltd. ................ 8,892 2,389,636
Yum! Brands, Inc. ........................ 9,584 1,469,323
23,416,906
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 8,907 1,287,596
Garmin Ltd. ............................. 5,721 1,625,393
NVR, Inc.
(a)
............................. 89 562,055
PulteGroup, Inc. ......................... 6,658 841,039
4,316,083
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................... 8,250 823,185
Colgate-Palmolive Co. ..................... 26,529 2,382,835
Kimberly-Clark Corp. ...................... 11,595 1,251,680
Procter & Gamble Co. (The) ................. 81,265 11,793,177
16,250,877
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 18,194 3,126,275
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 32,537 4,552,577
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 15,987 1,852,094
Allstate Corp. (The) ....................... 8,983 2,315,817
Arch Capital Group Ltd.
(a)
................... 11,999 1,176,742
Hartford Insurance Group, Inc. (The) ............ 9,591 1,317,612
Marsh & McLennan Companies, Inc. ............ 16,814 3,191,297
MetLife, Inc. ............................ 19,143 1,821,839
Principal Financial Group, Inc. ................ 7,481 824,107
Progressive Corp. (The) .................... 20,393 4,447,305
Prudential Financial, Inc. .................... 12,109 1,424,018
Travelers Companies, Inc. (The) ............... 7,279 2,663,605
Willis Towers Watson PLC ................... 3,281 1,110,783
22,145,219
a
Interactive Media & Services  —  10 .2%
Alphabet, Inc. , Class A ..................... 204,767 69,487,682
Alphabet, Inc. , Class C , NVS ................. 163,140 54,718,787
124,206,469
IT Services  —  1 .1%
Accenture PLC , Class A .................... 21,356 4,052,515
International Business Machines Corp. .......... 32,801 7,671,170
Twilio, Inc. , Class A
(a)
...................... 5,032 1,185,690
12,909,375
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 9,813 $ 1,506,884
Danaher Corp. .......................... 22,230 4,747,439
IQVIA Holdings, Inc.
(a)
...................... 5,825 1,521,432
Mettler-Toledo International, Inc.
(a)
............. 705 990,624
Waters Corp.
(a)
.......................... 3,427 1,420,937
West Pharmaceutical Services, Inc. ............ 2,495 851,069
11,038,385
a
Machinery  —  2 .1%
Caterpillar, Inc. .......................... 16,074 12,818,533
Cummins, Inc. ........................... 4,816 2,718,150
Deere & Co. ............................ 8,478 5,552,327
Dover Corp. ............................ 4,709 914,629
Fortive Corp. ............................ 9,839 578,927
IDEX Corp. ............................. 2,556 584,404
Ingersoll Rand, Inc. ....................... 13,707 1,056,124
Xylem, Inc. ............................. 8,295 913,363
25,136,457
a
Media  —  0 .1%
Fox Corp. , Class A , NVS .................... 6,931 466,803
Fox Corp. , Class B ........................ 4,655 280,324
747,127
Metals & Mining  —  0 .6%
Newmont Corp. .......................... 36,926 4,654,892
Nucor Corp. ............................ 7,749 1,934,460
Steel Dynamics, Inc. ....................... 4,803 1,117,274
7,706,626
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 25,573 586,133
a
Multi-Utilities  —  0 .4%
CMS Energy Corp. ........................ 10,818 736,273
Consolidated Edison, Inc. ................... 12,861 1,376,384
NiSource, Inc. ........................... 16,643 681,032
Sempra ............................... 22,813 1,863,822
4,657,511
a
Oil, Gas & Consumable Fuels  —  1 .4%
Cheniere Energy, Inc. ...................... 7,130 2,079,750
Marathon Petroleum Corp. .................. 10,210 3,811,597
ONEOK, Inc. ............................ 21,987 2,110,972
Phillips 66 .............................. 13,992 3,450,147
Targa Resources Corp. ..................... 7,304 2,144,820
Valero Energy Corp. ....................... 10,364 3,719,847
17,317,133
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,723 446,394
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 8,573 877,018
Kenvue, Inc. ............................ 67,075 1,266,376
2,143,394
a
Pharmaceuticals  —  6 .1%
Bristol-Myers Squibb Co. .................... 71,265 4,761,215
Eli Lilly & Co. ........................... 27,936 32,314,409
Johnson & Johnson ....................... 84,009 22,333,792
Merck & Co., Inc. ......................... 86,193 12,735,878
Royalty Pharma PLC , Class A ................ 14,197 871,838
Zoetis, Inc. , Class A ....................... 14,688 1,132,445
74,149,577
a
Security Shares Value
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 13,918 $ 3,982,775
Broadridge Financial Solutions, Inc. ............ 4,073 742,833
Jacobs Solutions, Inc. ...................... 4,139 616,918
Paychex, Inc. ........................... 11,200 1,426,208
TransUnion ............................. 6,769 574,756
Verisk Analytics, Inc. , Class A ................. 4,592 889,838
8,233,328
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 10,197 1,486,825
a
Semiconductors & Semiconductor Equipment  —  20 .1%
Advanced Micro Devices, Inc.
(a)
............... 56,906 26,786,792
Analog Devices, Inc. ....................... 16,999 6,156,018
Applied Materials, Inc. ..................... 27,708 12,701,070
First Solar, Inc.
(a)
......................... 3,540 714,726
Lam Research Corp. ...................... 43,643 13,157,928
Marvell Technology, Inc. .................... 29,799 6,307,256
NVIDIA Corp. ........................... 802,319 177,135,989
NXP Semiconductors N.V. ................... 8,811 1,979,303
244,939,082
a
Software  —  13 .8%
Adobe, Inc.
(a)
............................ 13,872 4,061,583
Atlassian Corp. , Class A
(a)
................... 5,571 1,081,721
Autodesk, Inc.
(a)
.......................... 7,364 1,903,815
Cadence Design Systems, Inc.
(a)
.............. 9,626 3,261,096
Fair Isaac Corp.
(a)
......................... 789 905,149
Intuit, Inc. .............................. 9,570 3,438,501
Microsoft Corp. .......................... 246,280 124,935,381
Palo Alto Networks, Inc.
(a)
................... 28,442 10,868,542
PTC, Inc.
(a)
............................. 4,031 627,788
Salesforce, Inc. .......................... 27,867 7,176,867
ServiceNow, Inc.
(a)
........................ 35,980 5,324,680
Synopsys, Inc.
(a)
......................... 6,348 2,790,517
Trimble, Inc.
(a)
........................... 552 33,087
Workday, Inc. , Class A
(a)
.................... 7,015 1,385,112
Zscaler, Inc.
(a)
........................... 3,668 690,996
168,484,835
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 16,259 2,856,706
Crown Castle, Inc. ........................ 15,232 1,159,765
Digital Realty Trust, Inc. .................... 12,912 2,396,338
Equinix, Inc. ............................ 3,442 3,602,810
Iron Mountain, Inc. ........................ 10,383 1,197,679
SBA Communications Corp. , Class A ............ 3,670 696,052
Weyerhaeuser Co. ........................ 24,949 583,058
12,492,408
a
Specialty Retail  —  2 .7%
AutoZone, Inc.
(a)
......................... 572 1,710,989
Best Buy Co., Inc. ........................ 6,988 560,088
Burlington Stores, Inc.
(a)
.................... 2,175 564,978
Carvana Co. , Class A
(a)
..................... 22,505 1,653,217
Dick's Sporting Goods, Inc. .................. 2,187 295,464
Home Depot, Inc. (The) .................... 34,798 11,407,829
Lowe's Companies, Inc. .................... 19,568 4,005,570
O'Reilly Automotive, Inc.
(a)
................... 29,004 2,575,555
Ross Stores, Inc. ......................... 10,902 2,491,543
TJX Companies, Inc. (The) .................. 38,553 5,162,632
Tractor Supply Co. ........................ 18,270 637,623
Ulta Beauty, Inc.
(a)
........................ 1,519 815,855
Williams-Sonoma, Inc. ..................... 4,101 936,053
32,817,396
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  1 .3%
Hewlett Packard Enterprise Co. ............... 46,213 $ 2,414,167
NetApp, Inc. ............................ 6,836 1,266,642
Seagate Technology Holdings PLC ............. 7,698 6,376,869
Western Digital Corp. ...................... 12,029 5,419,666
15,477,344
a
Textiles, Apparel & Luxury Goods  —  0 .0%
Deckers Outdoor Corp.
(a)
.................... 4,983 433,920
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 6,768 1,519,484
United Rentals, Inc. ....................... 2,184 2,266,992
WW Grainger, Inc. ........................ 1,525 1,996,972
5,783,448
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 6,803 940,379
a
a
Total Common Stocks — 99.9%
(Cost: $ 813,214,095 ) ................................ 1,215,095,940
Security Shares Value
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (c)
............... 7,368 $ 74
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 74
Total Long-Term Investments — 99.9%
(Cost: $ 813,214,095 ) ................................ 1,215,096,014
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (d)
............................ 1,129,238 1,129,238
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,129,238 ) .................................. 1,129,238
Total Investments — 100.0%
(Cost: $ 814,343,333 ) ................................ 1,216,225,252
Other Assets Less Liabilities — 0 .0% ..................... 549,326
Net Assets — 100.0% ................................. $ 1,216,774,578
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 1,046,315 $ — $ (1,046,151)
(b)
$ 109 $ (273) $ — — $ 2,206
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 756,728 372,510
(b)
— — — 1,129,238 1,129,238 45,194 —
BlackRock, Inc. .. 5,046,206 1,196,406 (457,697) 106,047 46,562 5,937,524 5,138 104,486 —
$ — $ 106,156 $ 46,289
$ 7,066,762
$ 151,886 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG MSCI USA Leaders ETF
44
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 5 09/18/26 $ 1,925 $ (10,628)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 10,628 $ — $ — $ — $ 10,628
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 190,021 $ — $ — $ — $ 190,021
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (27,910) $ — $ — $ — $ (27,910)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,738,294
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2026
45
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,215,095,940  $ —  $ —  $ 1,215,095,940
Rights ................................................. —  —  74  74
Short-Term Securities
Money Market Funds ....................................... 1,129,238  —  —  1,129,238
$ 1,216,225,178  $ —  $ 74  $ 1,216,225,252
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (10,628) $ —  $ —  $ (10,628)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
August 31, 2026
iShares
®
MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
46
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  2 .1%
CSL Ltd. ............................... 21,638 $ 2,650,437
Scentre Group ........................... 281,702 723,880
Vicinity Ltd. ............................. 144,898 258,280
3,632,597
a
Austria  —  0 .2%
Verbund AG
(a)
........................... 5,017 345,713
a
Belgium  —  0 .9%
Argenx SE
(b)
............................ 905 929,012
Elia Group SA/N.V. , Class B ................. 4,065 605,197
1,534,209
a
Canada  —  1 .0%
Saputo, Inc. ............................ 60,826 1,784,469
a
China  —  17 .8%
BeOne Medicines Ltd. , Class H
(b)
.............. 24,521 671,440
China Longyuan Power Group Corp. Ltd. , Class H .. 887,000 614,003
China Mengniu Dairy Co. Ltd.
(a)
............... 759,000 1,751,373
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 376,000 365,238
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 195,300 107,836
Contemporary Amperex Technology Co. Ltd. , Class A 34,400 1,859,386
Contemporary Amperex Technology Co. Ltd. , Class H
(a)
1,100 83,643
CSI Solar Co. Ltd. , Class A .................. 878,598 1,188,476
CSPC Pharmaceutical Group Ltd. .............. 235,520 276,769
GDS Holdings Ltd. , Class A
(b)
................. 1,074,600 4,296,959
Goldwind Science & Technology Co. Ltd. , Class A ... 88,900 242,320
Hangzhou First Applied Material Co. Ltd. , Class A ... 217,600 495,069
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 14,000 62,894
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 41,900 150,057
Hengan International Group Co. Ltd. ............ 197,000 554,614
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 21,400 197,254
Innovent Biologics, Inc.
(b) (c)
................... 22,500 296,772
Li Auto, Inc. , Class A
(a) (b)
.................... 710,544 4,284,932
New Oriental Education & Technology Group, Inc. ... 185,200 1,070,489
Ningbo Deye Technology Corp. , Class A ......... 2,720 35,621
NIO, Inc. , Class A
(b)
....................... 974,470 4,168,636
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 48,800 266,630
Seres Group Co. Ltd. , Class A ................ 81,900 604,655
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 720 11,947
Sungrow Power Supply Co. Ltd. , Class A ......... 24,600 334,537
TAL Education Group , ADR
(b)
................. 79,232 930,184
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 549,700 777,091
Tingyi Cayman Islands Holding Corp. ........... 414,000 672,744
XPeng, Inc. , Class A
(a) (b)
.................... 521,832 2,965,679
Yadea Group Holdings Ltd.
(c)
................. 356,000 425,104
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
316,800 1,480,922
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 3,938 27,572
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 21,500 86,488
31,357,334
a
Denmark  —  5 .4%
Demant A.S.
(a) (b)
.......................... 3,764 168,370
Genmab A.S.
(b)
.......................... 2,099 693,657
Orsted A.S.
(b) (c)
........................... 68,967 1,452,552
Vestas Wind Systems A.S. .................. 217,719 7,219,715
9,534,294
a
Security Shares Value
a
France  —  1 .2%
Covivio SA ............................. 6,104 $ 354,769
Gecina SA ............................. 2,275 180,692
Ipsen SA .............................. 1,696 321,207
Klepierre SA ............................ 14,464 629,083
Unibail-Rodamco-Westfield
(b)
................. 6,233 705,012
2,190,763
a
Germany  —  2 .6%
HOCHTIEF AG .......................... 4,872 2,360,852
Vonovia SE ............................. 97,935 2,181,357
4,542,209
a
Hong Kong  —  3 .2%
Henderson Land Development Co. Ltd. .......... 90,000 307,350
MTR Corp. Ltd.
(a)
......................... 182,500 751,606
WH Group Ltd.
(c)
......................... 4,897,500 4,623,040
5,681,996
a
India  —  0 .9%
Colgate-Palmolive India Ltd. ................. 3,580 71,321
Hindustan Unilever Ltd. ..................... 21,172 437,091
Lodha Developers Ltd.
(c)
.................... 8,718 109,645
Lupin Ltd. .............................. 8,632 198,311
Nestle India Ltd. ......................... 9,107 143,060
Suzlon Energy Ltd.
(b)
...................... 1,257,471 626,703
1,586,131
a
Israel  —  0 .2%
Enlight Renewable Energy Ltd.
(a) (b)
............. 4,025 314,417
a
Italy  —  0 .1%
Recordati Industria Chimica e Farmaceutica SpA ... 2,541 155,056
a
Japan  —  8 .1%
Central Japan Railway Co. .................. 119,000 2,950,020
Chugai Pharmaceutical Co. Ltd. ............... 12,500 541,058
Daiichi Sankyo Co. Ltd. ..................... 95,400 1,708,455
East Japan Railway Co. .................... 267,600 5,968,656
Eisai Co. Ltd. ........................... 23,800 707,331
Kyowa Kirin Co. Ltd. ....................... 13,800 227,257
Nippon Building Fund, Inc. ................... 270 213,259
Shionogi & Co. Ltd. ....................... 23,300 423,555
Terumo Corp. ........................... 44,500 701,279
Unicharm Corp. .......................... 120,600 753,437
14,194,307
a
Mexico  —  1 .5%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 189,033 443,987
Prologis Property Mexico SA de CV ............ 23,408 106,170
Sigma Foods SAB de CV ................... 1,903,184 2,089,461
2,639,618
a
Norway  —  1 .6%
Mowi ASA .............................. 99,012 2,174,759
Salmar ASA ............................ 10,167 619,133
2,793,892
a
Portugal  —  0 .2%
EDP Renewables SA ...................... 23,715 376,118
a
Saudi Arabia  —  0 .1%
ACWA Power Co. ........................ 3,132 159,705
a

iShares
®
MSCI Global Sustainable Development Goals ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Security Shares Value
a
Singapore  —  0 .4%
CapitaLand Ascendas REIT
(a)
................. 193,798 $ 373,157
CapitaLand Integrated Commercial Trust ......... 234,516 436,341
809,498
a
South Africa  —  0 .2%
NEPI Rockcastle N.V.
(b)
..................... 32,520 306,970
a
South Korea  —  1 .3%
Ecopro BM Co. Ltd. ....................... 4,408 387,563
LG Energy Solution Ltd.
(b)
................... 4,834 1,331,906
LS Electric Co. Ltd. ....................... 3,592 540,556
2,260,025
a
Spain  —  1 .4%
Acciona SA ............................. 9,870 2,395,691
a
Sweden  —  2 .1%
Essity AB , Class B ........................ 99,378 2,903,357
Svenska Cellulosa AB SCA , Class B ............ 42,947 511,228
Swedish Orphan Biovitrum AB
(b)
............... 6,394 299,865
3,714,450
a
Switzerland  —  3 .5%
Novartis AG , Registered .................... 34,867 5,303,317
Sonova Holding AG , Registered ............... 2,504 718,144
Swiss Prime Site AG , Registered .............. 1,284 198,382
6,219,843
a
Taiwan  —  7 .3%
PharmaEssentia Corp. ..................... 2,437 107,114
Uni-President Enterprises Corp. ............... 1,928,000 4,630,576
Wiwynn Corp. ........................... 36,000 8,044,425
12,782,115
a
United Kingdom  —  1 .7%
Land Securities Group PLC .................. 21,403 197,312
Pearson PLC ........................... 92,376 1,531,896
Segro PLC ............................. 31,317 403,736
United Utilities Group PLC ................... 42,261 814,205
2,947,149
a
United States  —  34 .4%
Alnylam Pharmaceuticals, Inc.
(b)
............... 3,173 763,709
Bristol-Myers Squibb Co. .................... 105,148 7,024,938
Dexcom, Inc.
(b)
.......................... 12,028 1,095,270
Digital Realty Trust, Inc. .................... 11,881 2,204,995
Security Shares Value
a
United States (continued)
Edwards Lifesciences Corp.
(b)
................ 15,267 $ 1,385,480
Equinix, Inc. ............................ 2,904 3,039,675
First Solar, Inc.
(b)
......................... 31,965 6,453,734
Incyte Corp.
(b)
........................... 5,850 720,837
Insmed, Inc.
(b)
........................... 1,376 167,624
Kimberly-Clark Corp. ...................... 36,865 3,979,577
Marvell Technology, Inc. .................... 29,962 6,341,757
Masco Corp. ............................ 29,943 2,160,687
Neurocrine Biosciences, Inc.
(b)
................ 4,181 643,999
NVIDIA Corp. ........................... 32,676 7,214,207
Regeneron Pharmaceuticals, Inc. .............. 3,462 2,766,415
Rivian Automotive, Inc. , Class A
(b)
.............. 92,719 1,489,067
Sun Communities, Inc. ..................... 4,815 584,637
Tyson Foods, Inc. , Class A .................. 121,419 6,695,044
United Therapeutics Corp.
(b)
.................. 1,211 618,070
Vertex Pharmaceuticals, Inc.
(b)
................ 4,937 2,688,295
Weyerhaeuser Co. ........................ 105,237 2,459,389
60,497,406
a
Total Long-Term Investments — 99.4%
(Cost: $ 155,596,460 ) ................................ 174,755,975
a
Short-Term Securities
Money Market Funds  —  3 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 6,812,454 6,814,498
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 130,424 130,424
a
Total Short-Term Securities — 3.9%
(Cost: $ 6,944,819 ) .................................. 6,944,922
Total Investments —  103.3%
(Cost: $ 162,541,279 ) ................................ 181,700,897
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (5,801,777)
Net Assets — 100.0% ................................. $ 175,899,120
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Sustainable Development Goals ETF
48
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,208,814 $ — $ (2,394,383)
(a)
$ 145 $ (78) $ 6,814,498 6,812,454 $ 20,192
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 100,000 30,424
(a)
— — — 130,424 130,424 5,919 —
$ — $ 145 $ (78)
$ 6,944,922
$ 26,111 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index .............................................................. 9 09/18/26 $ 346 $ 5,606
MSCI EAFE Index ..................................................................... 4 09/18/26 646 6,537
MSCI Emerging Markets Index ............................................................. 3 09/18/26 257 831
$ 12,974
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 12,974 $ — $ — $ — $ 12,974
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 237,778 $ — $ — $ — $ 237,778
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 8,203 $ — $ — $ — $ 8,203

iShares
®
MSCI Global Sustainable Development Goals ETF
Schedule of Investments
(continued)
August 31, 2026
49
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $180,024 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 757,615
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 67,352,941 $ 107,403,034 $ — $ 174,755,975
Short-Term Securities
Money Market Funds ........................................ 6,944,922 — — 6,944,922
$ 74,297,863 $ 107,403,034 $ — $ 181,700,897
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 12,974 $ — $ — $ 12,974
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
50
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  3 .9%
4DMedical Ltd.
(a) (b)
........................ 28,009 $ 68,345
AGL Energy Ltd. ......................... 36,030 221,609
Alkane Resources Ltd.
(a) (b)
................... 61,824 84,012
ALS Ltd. ............................... 30,676 487,422
Amotiv Ltd. ............................. 7,969 36,137
AMP Ltd. .............................. 142,905 243,409
Ampol Ltd. ............................. 14,139 436,074
Ansell Ltd. ............................. 8,713 254,210
Arafura Rare Earths Ltd.
(b)
................... 240,569 35,274
ARB Corp. Ltd. .......................... 4,682 64,338
Arena REIT ............................. 23,657 39,278
Atlas Arteria Ltd. ......................... 25,836 84,935
AUB Group Ltd. .......................... 7,041 146,660
Aurizon Holdings Ltd. ...................... 104,219 273,042
Aussie Broadband Ltd. ..................... 16,929 52,270
Austal Ltd.
(a) (b)
........................... 23,471 69,453
Bank of Queensland Ltd. .................... 39,819 186,087
Beach Energy Ltd. ........................ 94,907 58,823
Bega Cheese Ltd. ........................ 17,783 77,137
Bellevue Gold Ltd.
(b)
....................... 89,096 102,616
Bendigo & Adelaide Bank Ltd. ................ 37,517 288,083
BlueScope Steel Ltd. ...................... 26,408 586,651
Bravura Solutions Ltd.
(a)
.................... 24,150 54,648
Brazilian Rare Earths Ltd.
(b)
.................. 13,878 39,841
Breville Group Ltd.
(a)
....................... 6,017 139,552
BWP Property Group Ltd. ................... 36,780 96,643
Capricorn Metals Ltd. ...................... 23,341 277,686
CAR Group Ltd. .......................... 21,482 424,918
Catalyst Metals Ltd.
(a) (b)
..................... 14,958 69,705
Catapult Sports Ltd.
(a) (b)
..................... 13,695 31,612
Centuria Capital Group ..................... 52,002 45,175
Centuria Industrial REIT .................... 32,091 67,094
Challenger Ltd. .......................... 30,883 208,696
Champion Iron Ltd. ....................... 23,099 57,911
Charter Hall Group ........................ 27,048 373,943
Charter Hall Long Wale REIT ................. 37,982 95,178
Charter Hall Retail REIT .................... 31,069 87,176
Charter Hall Social Infrastructure REIT .......... 24,713 41,971
Clarity Pharmaceuticals Ltd.
(a) (b)
............... 16,968 27,640
Cleanaway Waste Management Ltd. ............ 127,391 237,060
Cobram Estate Olives Ltd. ................... 19,438 40,256
Cochlear Ltd. ........................... 4,063 389,116
Codan Ltd. ............................. 6,482 217,790
Collins Foods Ltd. ........................ 7,969 46,491
Corporate Travel Management Ltd.
(b) (c)
........... 9,875 3,538
Data#3 Ltd. ............................. 10,201 80,393
Deep Yellow Ltd.
(a) (b)
....................... 67,251 78,679
Deterra Royalties Ltd. ...................... 25,178 74,017
Develop Global Ltd.
(a) (b)
..................... 14,938 57,794
Dexus ................................ 64,400 266,508
Dicker Data Ltd. .......................... 6,482 67,915
DigiCo Infrastructure REIT ................... 24,887 46,803
Domino's Pizza Enterprises Ltd. ............... 4,124 61,363
Downer EDI Ltd. ......................... 41,237 193,157
DroneShield Ltd.
(a) (b)
....................... 46,030 57,984
Dyno Nobel Ltd. .......................... 110,906 299,960
Eagers Automotive Ltd. ..................... 10,548 160,995
Elders Ltd. ............................. 11,410 49,130
Electro Optic Systems Holdings Ltd.
(a) (b)
.......... 9,998 70,145
Elevra Lithium Ltd.
(b)
....................... 9,281 54,614
Elsight Ltd.
(b)
............................ 11,931 44,122
Emerald Resources NL
(b)
.................... 31,255 157,131
Security Shares Value
a
Australia (continued)
Endeavour Group Ltd. ..................... 90,444 $ 203,297
EQ Resources Ltd.
(b)
...................... 226,661 68,849
EVT Ltd. ............................... 8,162 88,710
FireFly Metals Ltd.
(a) (b)
...................... 39,444 51,343
Flight Centre Travel Group Ltd.
(a)
.............. 11,224 94,295
Gemlife Communities Group ................. 11,498 38,149
Genesis Minerals Ltd.
(a) (b)
................... 64,615 380,013
GenusPlus Group Ltd. ..................... 5,414 32,540
GPT Group (The) ......................... 120,347 404,961
GrainCorp Ltd. , Class A .................... 12,559 55,577
Growthpoint Properties Australia Ltd. ............ 21,890 32,609
Guzman y Gomez Ltd.
(a)
.................... 3,122 63,183
Hansen Technologies Ltd. ................... 12,745 31,212
Harvey Norman Holdings Ltd. ................ 32,359 99,150
Helia Group Ltd. ......................... 15,602 56,280
HMC Capital Ltd. ......................... 19,447 45,212
HomeCo Daily Needs REIT .................. 105,201 83,218
HUB24 Ltd. ............................. 4,864 263,469
IGO Ltd.
(b)
.............................. 40,493 251,579
Iluka Resources Ltd. ....................... 25,456 124,741
Imdex Ltd. ............................. 30,418 76,329
Ingenia Communities Group ................. 23,006 60,228
IperionX Ltd.
(a) (b)
.......................... 19,852 42,146
IPH Ltd. ............................... 17,892 42,780
IRESS Ltd. ............................. 11,131 45,211
James Hardie Industries PLC
(b)
............... 34,713 1,031,323
JB Hi-Fi Ltd. ............................ 6,674 319,364
Judo Capital Holdings Ltd.
(a) (b)
................ 67,065 48,670
Karoon Energy Ltd. ....................... 51,810 64,977
Kelsian Group Ltd. ........................ 11,446 34,849
Kingsgate Consolidated Ltd. ................. 13,321 52,976
L1 Group Ltd.
(a)
.......................... 46,166 43,652
Lendlease Corp. Ltd. ...................... 40,028 84,169
Life360, Inc.
(a) (b)
.......................... 4,496 192,699
Lindian Resources Ltd.
(b)
.................... 78,944 43,177
Liontown Ltd.
(a) (b)
......................... 126,995 111,264
Lovisa Holdings Ltd. ....................... 3,659 67,199
MA Financial Group Ltd. .................... 8,248 35,714
Maas Group Holdings Ltd. ................... 11,782 44,742
Macmahon Holdings Ltd. .................... 72,043 51,025
Macquarie Technology Group Ltd.
(b)
............ 963 39,217
Magellan Financial Group Ltd. ................ 12,280 78,888
McMillan Shakespeare Ltd.
(a)
................. 4,310 64,168
Megaport Ltd.
(b)
.......................... 12,650 149,517
Mesoblast Ltd.
(a) (b)
........................ 48,709 82,130
Metals X Ltd.
(b)
.......................... 51,630 70,541
Metcash Ltd. ............................ 62,011 130,513
Mineral Resources Ltd.
(a) (b)
................... 10,945 505,841
Minerals 260 Ltd.
(b)
........................ 117,971 74,378
Mirvac Group ........................... 234,524 305,609
Monadelphous Group Ltd. ................... 5,612 115,698
Nanosonics Ltd.
(b)
........................ 17,580 34,706
Netwealth Group Ltd. ...................... 7,690 118,533
Neuren Pharmaceuticals Ltd.
(b)
................ 7,133 100,685
New Hope Corp. Ltd. ...................... 30,692 132,623
NEXTDC Ltd.
(a) (b)
......................... 48,369 477,551
nib holdings Ltd. ......................... 29,386 142,888
Nick Scali Ltd. ........................... 5,519 58,724
Nickel Industries Ltd.
(b)
..................... 119,341 72,932
Nine Entertainment Co. Holdings Ltd. ........... 80,149 55,332
NRW Holdings Ltd. ....................... 26,005 140,564
Nufarm Ltd.
(b)
........................... 24,713 56,066
Ora Banda Mining Ltd.
(b)
.................... 88,334 96,731
Orica Ltd. .............................. 28,990 461,010

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Security Shares Value
a
Australia (continued)
Orora Ltd. .............................. 79,870 $ 83,428
Paladin Energy Ltd.
(b)
...................... 26,392 218,660
Perenti Ltd. ............................. 59,003 95,356
Perpetual Ltd. ........................... 6,203 84,657
Perseus Mining Ltd. ....................... 81,208 377,086
PEXA Group Ltd.
(a) (b)
....................... 7,969 41,680
Pinnacle Investment Management Group Ltd. ...... 10,108 121,837
Predictive Discovery Ltd.
(b)
................... 41,269 123,912
Premier Investments Ltd. ................... 5,705 47,120
PWR Holdings Ltd.
(a)
...................... 7,319 60,368
PYC Therapeutics Ltd.
(b)
.................... 31,794 52,858
Ramelius Resources Ltd. ................... 121,356 333,040
Ramsay Health Care Ltd. ................... 11,596 425,382
Reece Ltd. ............................. 13,162 158,357
Region Group ........................... 76,880 123,398
Regis Healthcare Ltd. ...................... 10,666 47,541
Regis Resources Ltd. ...................... 41,906 249,073
Reliance Worldwide Corp. Ltd. ................ 47,998 143,814
Resolute Mining Ltd.
(b)
..................... 127,979 125,632
Sandfire Resources Ltd.
(b)
................... 27,316 447,458
SEEK Ltd. ............................. 21,239 223,143
Service Stream Ltd. ....................... 35,341 61,270
Silex Systems Ltd.
(a) (b)
...................... 13,953 51,209
Sims Ltd. .............................. 9,736 169,379
SiteMinder Ltd.
(b)
......................... 18,264 39,119
SmartGroup Corp. Ltd. ..................... 9,922 75,736
Sonic Healthcare Ltd. ...................... 25,266 354,124
Southern Cross Electrical Engineering Ltd. ........ 10,853 32,160
SRG Global Ltd. ......................... 35,029 95,448
Stanmore Resources Ltd. ................... 28,897 56,662
Steadfast Group Ltd. ...................... 60,170 250,849
Stockland .............................. 148,785 464,456
Storage King Group ....................... 29,853 24,467
Sunrise Energy Metals Ltd.
(b)
................. 5,620 68,084
Super Retail Group Ltd. .................... 9,364 90,094
Superloop Ltd.
(b)
......................... 29,302 60,370
Supply Network Ltd.
(a)
...................... 1,204 30,872
Tabcorp Holdings Ltd. ...................... 149,819 94,293
Tasmea Ltd. ............................ 5,278 35,491
Technology One Ltd. ...................... 18,048 420,507
Telix Pharmaceuticals Ltd.
(a) (b)
................ 15,770 174,038
TPG Telecom Ltd. ........................ 34,734 93,766
Treasury Wine Estates Ltd.
(a) (b)
................ 47,074 184,621
Tuas Ltd.
(a) (b)
............................ 13,674 20,036
Vault Minerals Ltd. ........................ 61,936 295,715
Ventia Services Group Ltd. .................. 45,161 176,107
Virgin Australia Holdings Ltd.
(a) (b)
............... 16,543 32,668
Viva Energy Group Ltd.
(d)
................... 66,322 140,656
Vulcan Energy Resources Ltd.
(a)
............... 19,788 38,018
WA1 Resources Ltd.
(b)
..................... 3,659 28,553
Waypoint REIT Ltd. ....................... 39,935 67,207
WebBeds Group Ltd.
(b)
..................... 21,890 59,220
West African Resources Ltd.
(b)
................ 65,963 176,935
Westgold Resources Ltd. ................... 61,468 280,566
Whitehaven Coal Ltd. ...................... 49,764 305,410
Worley Ltd. ............................. 29,860 218,490
Yancoal Australia Ltd. ...................... 23,564 104,497
Zip Co. Ltd.
(a) (b)
.......................... 73,700 131,593
25,902,427
a
Austria  —  0 .3%
ANDRITZ AG ........................... 4,031 390,602
AT&S Austria Technologie & Systemtechnik AG
(b)
... 1,526 272,383
CA Immobilien Anlagen AG .................. 2,009 54,372
CPI Europe AG
(b)
......................... 2,078 37,112
Security Shares Value
a
Austria (continued)
DO & CO AG ........................... 498 $ 117,288
EVN AG ............................... 2,543 87,004
Lenzing AG
(a) (b)
.......................... 1,242 33,002
Mayr Melnhof Karton AG .................... 374 32,891
Oesterreichische Post AG
(a)
.................. 2,044 73,663
Palfinger AG ............................ 1,149 42,370
Porr AG ............................... 1,335 57,714
UNIQA Insurance Group AG ................. 9,087 185,714
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 2,309 193,569
voestalpine AG .......................... 6,389 338,874
Wienerberger AG , Bearer ................... 6,668 151,652
2,068,210
a
Belgium  —  0 .5%
Ackermans & van Haaren N.V. ................ 1,174 372,875
Aedifica SA ............................. 5,620 443,315
Azelis Group N.V.
(a)
....................... 13,438 194,113
Barco N.V. ............................. 4,589 41,763
Bekaert SA ............................. 2,171 98,477
CMB Tech N.V. .......................... 6,894 125,976
Colruyt Group N.V.
(a)
....................... 1,892 85,205
Deme Group N.V. ........................ 498 101,052
Fagron ................................ 4,167 107,677
Gimv N.V. .............................. 654 33,314
KBC Ancora ............................ 2,329 252,063
Kinepolis Group N.V.
(a)
..................... 684 37,097
Lakefront Biotherapeutics N.V.
(b)
............... 2,543 72,602
Melexis N.V. ............................ 1,242 95,268
Montea N.V. ............................ 1,047 78,456
Proximus SADP .......................... 8,062 59,464
Recticel SA
(a)
........................... 3,194 48,752
Shurgard Self Storage Ltd. .................. 2,078 55,128
Solvay SA , Class A ....................... 4,403 132,175
Tessenderlo Group SA
(b)
.................... 1,521 40,544
Umicore SA ............................ 14,019 385,303
VGP N.V. .............................. 870 80,817
Warehouses De Pauw CVA .................. 11,787 287,467
Xior Student Housing N.V. ................... 2,078 64,938
3,293,841
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(b) (d)
.................. 71,376 124,079
Conduit Holdings Ltd. ...................... 9,180 56,410
180,489
a
Canada  —  4 .6%
5N Plus, Inc.
(b)
........................... 5,371 98,821
Abaxx Technologies, Inc.
(a) (b)
................. 1,880 30,955
AbraSilver Resource Corp.
(b)
................. 8,290 93,969
ADENTRA, Inc. .......................... 1,799 46,106
Advantage Energy Ltd.
(a) (b)
................... 9,922 79,680
Aecon Group, Inc. ........................ 4,403 137,972
AGF Management Ltd. , Class B , NVS ........... 2,073 32,397
Air Canada
(b)
............................ 8,277 162,978
Algonquin Power & Utilities Corp. .............. 43,315 245,335
Allied Gold Corp.
(b)
........................ 6,471 152,583
Allied Properties REIT
(a)
.................... 7,588 46,537
Altius Minerals Corp. ...................... 3,030 140,815
Altus Group Ltd. ......................... 2,822 95,679
Americas Gold & Silver Corp.
(a) (b)
.............. 13,157 70,914
Aris Mining Corp.
(b)
........................ 11,319 226,306
Aritzia, Inc.
(b)
............................ 5,320 506,954
Atco Ltd. , Class I , NVS ..................... 4,499 241,513
Athabasca Oil Corp.
(a) (b)
..................... 31,440 241,139

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
52
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
ATS Corp.
(b)
............................ 4,961 $ 95,644
Aurinia Pharmaceuticals, Inc.
(b)
................ 7,597 122,388
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 8,585 62,934
Aya Gold & Silver, Inc.
(b)
.................... 8,799 245,441
B2Gold Corp. ........................... 78,383 429,821
Badger Infrastructure Solutions Ltd. ............ 2,078 124,625
Ballard Power Systems, Inc.
(b)
................ 15,395 35,767
Bausch Health Companies, Inc.
(b)
.............. 16,371 103,828
Baytex Energy Corp. ...................... 42,107 204,466
Birchcliff Energy Ltd.
(a)
..................... 16,092 75,819
Bird Construction, Inc. ..................... 3,044 148,691
Black Diamond Group Ltd. ................... 2,578 31,733
BlackBerry Ltd.
(b)
......................... 33,393 272,984
Boardwalk REIT ......................... 1,428 64,468
BOYD GROUP SERVICES, INC. .............. 1,627 141,329
Brookfield Business Corp. , Class A
(a)
............ 3,475 95,102
Brookfield Infrastructure Corp. , Class A .......... 7,171 274,588
Brookfield Wealth Solutions Ltd.
(b)
.............. 1,198 49,400
BRP, Inc. .............................. 2,078 128,298
BTQ Technologies Corp.
(b)
................... 1,168 3,447
Canaccord Genuity Group, Inc. ............... 6,389 66,981
Canada Goose Holdings, Inc.
(b)
............... 3,566 29,460
Canadian Apartment Properties REIT ........... 4,647 109,306
Canfor Corp.
(a) (b)
.......................... 1,101 11,479
Capital Power Corp.
(a)
...................... 9,908 456,313
Capstone Copper Corp.
(b)
................... 53,662 622,595
Cardinal Energy Ltd. ....................... 8,548 73,950
Cargojet, Inc. ........................... 684 41,713
Cascades, Inc. .......................... 5,705 68,125
Centerra Gold, Inc. ........................ 12,271 281,198
CES Energy Solutions Corp. ................. 13,396 179,490
Choice Properties REIT .................... 9,786 107,608
Cogeco Communications, Inc.
(a)
............... 1,056 45,647
Collective Mining Ltd.
(b)
..................... 3,345 50,177
Colliers International Group, Inc.
(a)
............. 2,543 255,502
Crombie REIT ........................... 3,377 39,668
Cronos Group, Inc.
(a) (b)
..................... 12,822 43,112
CT REIT
(a)
............................. 4,031 50,142
Definity Financial Corp. ..................... 5,891 312,413
Denison Mines Corp.
(a) (b)
.................... 53,019 180,179
Descartes Systems Group, Inc. (The)
(b)
.......... 4,989 401,474
Discovery Mining Ltd.
(a) (b)
.................... 43,910 390,959
DPM Metals, Inc. ......................... 12,480 564,862
Dream Industrial REIT ..................... 8,062 79,052
Eldorado Gold Corp. ....................... 13,448 602,368
Elemental Royalty Corp. .................... 2,837 60,856
Endeavour Silver Corp.
(a) (b)
.................. 18,019 193,068
Enerflex Ltd. ............................ 7,412 151,133
Energy Fuels, Inc.
(a) (b)
...................... 15,179 223,641
Enghouse Systems Ltd. .................... 3,101 38,820
EQB, Inc.
(a)
............................. 1,429 131,522
ERO Copper Corp.
(b)
...................... 5,798 215,739
Exchange Income Corp. .................... 1,706 147,379
Extendicare, Inc. ......................... 4,868 107,409
Faraday Copper Corp.
(b)
.................... 11,956 48,050
Finning International, Inc. ................... 8,062 528,935
First Capital REIT ........................ 6,203 101,149
First Majestic Silver Corp. ................... 30,594 631,328
FirstService Corp. ........................ 2,630 365,993
Fortuna Mining Corp.
(b)
..................... 18,636 224,958
Freehold Royalties Ltd. ..................... 8,392 106,569
G Mining Ventures Corp.
(a) (b)
.................. 12,144 457,651
G3 Goldfields, Inc.
(b)
....................... 5,107 5,031
Gibson Energy, Inc. ....................... 9,736 219,103
Security Shares Value
a
Canada (continued)
GoGold Resources, Inc.
(a) (b)
.................. 25,019 $ 77,804
Granite REIT ............................ 1,892 120,991
Groupe Dynamite, Inc. ..................... 975 44,510
H&R REIT ............................. 7,690 54,931
Hammond Power Solutions, Inc. , Class A ......... 453 77,778
Headwater Exploration, Inc. .................. 14,139 147,516
Highlander Silver Corp.
(b)
.................... 9,586 52,981
Hudbay Minerals, Inc. ...................... 25,946 742,651
i-80 Gold Corp.
(b)
......................... 42,764 77,447
IAMGOLD Corp.
(b)
........................ 34,345 702,537
Imperial Metals Corp.
(b)
..................... 5,562 37,523
International Petroleum Corp.
(b)
............... 4,589 115,226
Ivanhoe Electric, Inc.
(b)
..................... 6,203 68,605
Jamieson Wellness, Inc.
(d)
................... 2,543 83,871
K92 Mining, Inc.
(b)
........................ 14,752 311,868
Keel Infrastructure Corp.
(a) (b)
.................. 38,261 119,811
Kelt Exploration Ltd.
(b)
...................... 10,666 81,576
Killam Apartment REIT
(a)
.................... 3,845 49,743
Kinaxis, Inc.
(b)
........................... 1,706 217,984
Labrador Iron Ore Royalty Corp.
(a)
............. 3,867 73,883
Lassonde Industries, Inc. , Class A
(a)
............ 290 49,434
Laurentian Bank of Canada .................. 2,735 80,119
Leon's Furniture Ltd. ...................... 1,892 32,941
Lightspeed Commerce, Inc.
(b)
................. 8,248 86,946
Linamar Corp. ........................... 2,357 167,921
Lithium Americas Corp.
(a) (b)
.................. 14,139 43,969
LunR Royalties Corp. , (Acquired 06/17/26, Cost:
$51,303)
(b) (e)
........................... 3,515 55,415
Mainstreet Equity Corp. .................... 320 39,064
Major Drilling Group International, Inc.
(b)
.......... 6,296 77,090
Maple Leaf Foods, Inc. ..................... 4,775 91,507
MDA Space Ltd.
(b)
........................ 9,346 269,938
Meren Energy, Inc. ........................ 26,479 43,560
Methanex Corp. .......................... 3,283 193,197
Montage Gold Corp.
(a) (b)
..................... 16,420 230,552
Mullen Group Ltd. ........................ 5,054 94,264
Neo Performance Materials, Inc. ............... 2,825 63,962
New Pacific Metals Corp.
(b)
.................. 7,202 49,210
NexGen Energy Ltd.
(a) (b)
.................... 37,513 392,466
NFI Group, Inc.
(b)
......................... 6,575 110,299
NGEx Minerals Ltd.
(b)
...................... 8,062 158,279
NioCorp Developments Ltd.
(a) (b)
............... 6,747 28,270
North West Co., Inc. (The) ................... 2,915 102,113
Northern Dynasty Minerals Ltd.
(b)
.............. 33,596 56,723
Northland Power, Inc. ...................... 15,441 231,066
Novagold Resources, Inc.
(a) (b)
................. 23,766 204,402
OceanaGold Corp. ........................ 14,046 413,186
Onex Corp. ............................. 3,483 283,701
Open Text Corp. ......................... 14,807 369,440
OR Royalties, Inc. ........................ 11,325 418,288
Orezone Gold Corp.
(b)
...................... 29,094 56,469
Osisko Metals, Inc.
(b)
...................... 38,811 48,445
Ovintiv, Inc. ............................. 16,592 1,089,265
Paramount Resources Ltd. , Class A ............ 4,868 110,992
Parex Resources, Inc. ..................... 5,798 119,311
Pason Systems, Inc. ....................... 5,240 56,031
Perpetua Resources Corp.
(b)
................. 5,241 130,711
Pet Valu Holdings Ltd. ..................... 3,150 42,342
Peyto Exploration & Development Corp.
(a)
........ 11,782 213,886
PrairieSky Royalty Ltd.
(a)
.................... 14,280 377,517
Precision Drilling Corp.
(b)
.................... 1,056 96,826
Premium Brands Holdings Corp.
(a)
............. 3,027 173,262
Primaris REIT ........................... 3,459 53,384
Propel Holdings, Inc. ...................... 2,078 38,233

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Canada (continued)
Quebecor, Inc. , Class B .................... 9,239 $ 409,237
Richelieu Hardware Ltd. .................... 3,101 79,586
Rio2 Ltd.
(b)
............................. 25,187 62,879
RioCan REIT ............................ 8,745 131,495
Rockpoint Gas Storage, Inc. , Class A ........... 2,291 42,582
Rogers Sugar, Inc. ........................ 4,868 23,814
Russel Metals, Inc. ........................ 3,473 184,857
Savaria Corp. ........................... 3,671 73,979
Seabridge Gold, Inc.
(b)
..................... 4,682 149,012
Secure Waste Infrastructure Corp. ............. 11,782 208,785
Sienna Senior Living, Inc. ................... 5,426 81,589
Silvercorp Metals, Inc. ..................... 14,883 185,024
Skeena Resources Ltd.
(b)
................... 4,632 151,030
Slate Grocery REIT , Class U ................. 2,697 30,318
SmartCentres REIT ....................... 4,379 86,825
Snowline Gold Corp.
(b)
..................... 9,407 118,101
Solaris Resources, Inc.
(b)
.................... 5,531 47,929
South Bow Corp.
(a)
........................ 12,373 467,977
Southern Cross Gold Consolidated Ltd.
(a) (b)
........ 13,222 114,480
Spartan Delta Corp.
(b)
...................... 9,013 85,061
Spin Master Corp.
(d)
....................... 2,357 34,047
Sprott, Inc. ............................. 1,335 175,483
SSR Mining, Inc.
(a)
........................ 13,317 500,510
Stella-Jones, Inc. ......................... 3,008 149,733
StorageVault Canada, Inc.
(a)
.................. 17,115 53,471
Strathcona Resources Ltd. .................. 4,741 146,306
Superior Plus Corp. ....................... 14,139 73,554
Talon Metals Corp.
(b)
....................... 9,019 49,326
Tamarack Valley Energy Ltd. ................. 29,886 292,402
Tenaz Energy Corp.
(b)
...................... 1,611 75,636
TerraVest Industries, Inc.
(a)
................... 925 78,368
Topaz Energy Corp. ....................... 7,010 162,662
Torex Gold Resources, Inc. .................. 5,807 283,866
TransAlta Corp. .......................... 16,836 203,716
Trekor Metals Ltd.
(b)
....................... 20,774 188,262
Trican Well Service Ltd. .................... 12,187 55,046
Triple Flag Precious Metals Corp. .............. 4,124 138,781
Trisura Group Ltd.
(b)
....................... 2,915 87,348
Valeura Energy, Inc.
(b)
...................... 5,076 49,663
Vermilion Energy, Inc. ...................... 9,271 118,868
Versamet Royalties Corp.
(b)
.................. 4,242 43,248
Vital Infrastructure Property Trust .............. 7,876 29,891
Vizsla Silver Corp.
(b)
....................... 19,365 78,245
Well Health Technologies Corp.
(b)
.............. 13,767 42,514
Wesdome Gold Mines Ltd.
(a) (b)
................ 9,302 222,961
West Fraser Timber Co. Ltd. ................. 3,236 220,504
Westshore Terminals Investment Corp. .......... 2,450 72,919
Winpak Ltd. ............................ 2,171 68,923
Xanadu Quantum Technologies Ltd. , Class B
(b)
..... 4,889 52,455
31,170,033
a
Cayman Islands  —  0 .0%
Accelerant Holdings , Class A
(b)
................ 4,261 84,070
a
China  —  0 .0%
Bit Digital, Inc.
(a) (b)
......................... 19,236 27,507
HBM Holdings Ltd.
(b) (d)
...................... 37,000 66,506
Mobvista, Inc.
(b) (d)
......................... 75,000 104,044
United Energy Group Ltd.
(a) (b)
................. 754,000 39,983
238,040
a
Denmark  —  0 .7%
AL Sydbank ............................ 4,265 450,044
ALK-Abello A.S. .......................... 7,876 255,196
Alm Brand A.S. .......................... 43,704 116,807
Security Shares Value
a
Denmark (continued)
Ambu A.S. , Class B
(a)
...................... 11,498 $ 126,825
Bavarian Nordic A.S.
(b)
..................... 4,682 157,999
Chemometec A.S. ........................ 963 74,096
D/S Norden A.S. ......................... 763 42,649
Dfds A.S.
(b)
............................. 2,357 54,916
FLSmidth & Co. A.S. ...................... 2,613 239,242
GN Store Nord A.S.
(b)
...................... 8,155 122,038
Gubra A.S.
(a) (b)
........................... 498 29,305
H Lundbeck A.S. ......................... 16,557 108,366
ISS A.S. ............................... 7,984 357,387
Jyske Bank A.S. , Registered ................. 1,903 323,470
Netcompany Group A.S.
(a) (b) (d)
................. 2,543 123,118
NKT A.S.
(b)
............................. 3,420 485,990
NTG Nordic Transport Group A.S.
(a) (b)
........... 1,059 46,344
Per Aarsleff Holding A.S. .................... 1,064 115,466
Ringkjoebing Landbobank A.S. ................ 1,275 355,565
ROCKWOOL A.S. , Class B .................. 5,767 184,820
Royal Unibrew A.S. ....................... 3,058 202,900
Scandinavian Tobacco Group A.S.
(d)
............ 3,795 43,592
Schouw & Co. A.S. ........................ 917 111,131
TORM PLC , Class A ....................... 3,473 114,086
Zealand Pharma A.S.
(b)
..................... 3,721 173,120
4,414,472
a
Finland  —  0 .4%
Bittium OYJ
(a)
........................... 1,632 70,279
Finnair OYJ ............................ 7,783 40,475
Harvia OYJ ............................. 1,056 54,666
Hiab OYJ , Class B ........................ 2,554 186,850
Huhtamaki OYJ .......................... 5,798 215,673
Kalmar OYJ , Class B ...................... 2,264 101,844
Kemira OYJ ............................ 6,947 141,674
Konecranes OYJ ......................... 11,018 377,847
Lumo Kodit OYJ ......................... 8,062 75,598
Mandatum OYJ .......................... 27,360 201,355
Metsa Board OYJ , Class B
(b)
................. 11,782 46,806
Nokian Renkaat OYJ ...................... 7,412 141,554
Outokumpu OYJ ......................... 21,704 141,929
Puuilo OYJ ............................. 4,746 93,934
QT Group OYJ
(a) (b)
........................ 1,242 51,684
Terveystalo OYJ
(d)
........................ 3,713 32,864
Tieto OYJ .............................. 6,389 147,004
Valmet OYJ ............................ 8,806 292,782
YIT OYJ
(b)
.............................. 9,563 37,112
2,451,930
a
France  —  1 .3%
Air France-KLM , NVS
(b)
..................... 7,133 95,686
Altarea SCA ............................ 400 43,565
Alten SA ............................... 1,799 160,144
Antin Infrastructure Partners SA ............... 3,008 30,564
APERAM SA ............................ 2,636 143,904
ARGAN SA , NVS ......................... 779 65,491
Arkema SA ............................. 3,436 239,136
Aubay ................................ 591 37,660
Beneteau SACA
(a)
........................ 3,194 21,604
Canal+ SA ............................. 41,237 145,120
Carmila SA ............................. 3,380 62,226
Cie des Alpes ........................... 1,250 29,013
Clariane SE
(b)
........................... 8,062 37,254
Coface SA ............................. 6,296 115,791
DBV Technologies SA
(b)
.................... 16,034 44,214
Derichebourg SA ......................... 6,761 72,432
Edenred SE ............................ 14,595 509,105
Elior Group SA
(d)
......................... 9,788 23,259

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
France (continued)
Elis SA ................................ 6,435 $ 178,879
Emeis SA
(b)
............................. 4,868 73,929
Eramet SA
(a) (b)
........................... 684 35,964
Etablissements Maurel et Prom SA ............. 5,054 46,971
Eurazeo SE ............................ 2,436 142,006
Eutelsat Communications SACA
(a) (b)
............ 14,868 31,715
Exail Technologies SA , NVS
(a) (b)
............... 477 68,907
Exosens SAS ........................... 1,860 125,509
FDJ UNITED
(a)
.......................... 6,760 175,279
Fnac Darty SA ........................... 1,056 42,345
Forvia SE
(b)
............................. 8,806 93,435
Gaztransport Et Technigaz SA ................ 2,306 563,485
ICADE ................................ 2,357 49,713
ID Logistics Group SACA
(b)
.................. 219 84,315
Imerys SA .............................. 2,078 59,955
Interparfums SA .......................... 1,609 52,725
Inventiva SACA
(b) (d)
........................ 7,586 35,962
IPSOS SA ............................. 2,078 93,061
JCDecaux SE ........................... 3,845 105,092
Kaufman & Broad SA ...................... 1,056 29,336
LISI SA ............................... 1,463 103,130
Louis Hachette Group , NVS .................. 41,237 85,629
Medincell SA , NVS
(a) (b)
..................... 1,112 31,311
Mercialys SA ............................ 5,612 72,293
Mersen SA ............................. 1,799 79,377
Metropole Television SA
(a)
................... 2,708 37,690
Nanobiotix SA
(b)
.......................... 1,898 76,511
Nexans SA ............................. 2,254 365,103
Opmobility ............................. 4,124 60,346
Peugeot Invest SA ........................ 498 32,416
Planisware SA , NVS ....................... 1,521 44,193
Pluxee N.V. , NVS ......................... 5,240 97,480
Remy Cointreau SA
(a)
...................... 1,342 71,019
Robertet SA
(a)
........................... 74 69,498
Rubis SCA ............................. 4,589 178,903
SCOR SE .............................. 9,905 387,762
SEB SA ............................... 1,154 80,078
SES SA , Class A ......................... 21,704 123,379
Societe BIC SA .......................... 1,428 112,884
SOITEC
(a) (b)
............................. 1,706 228,353
Sopra Steria Group ....................... 963 199,660
SPIE SA ............................... 9,089 459,169
Technip Energies N.V. ..................... 7,969 279,061
Teleperformance SE ....................... 2,561 206,930
Television Francaise 1 SA ................... 4,031 31,950
Tikehau Capital SCA
(a)
..................... 1,625 31,572
Trigano SA ............................. 591 106,258
Ubisoft Entertainment SA
(a) (b)
................. 4,868 28,564
Valeo SE .............................. 13,117 219,087
Vallourec SACA .......................... 9,736 211,797
Vicat SACA ............................. 1,149 85,888
Virbac SACA ............................ 236 88,345
Viridien
(a) (b)
............................. 456 46,772
Vivendi SE ............................. 39,749 74,345
Vusion
(a)
............................... 446 66,559
Wavestone ............................. 591 23,005
Wendel SE ............................. 1,476 146,287
Worldline SA
(a) (b) (d)
........................ 2,214 35,245
8,642,600
a
Germany  —  1 .3%
2G Energy AG ........................... 609 38,976
AIXTRON SE ........................... 6,761 280,740
Alzchem Group AG ....................... 396 75,705
Aroundtown SA
(b)
......................... 45,640 100,967
Security Shares Value
a
Germany (continued)
Atoss Software SE ........................ 684 $ 80,181
Aumovio SE
(b)
........................... 3,289 140,359
Aurubis AG
(a)
............................ 1,301 266,889
Auto1 Group SE
(b)
........................ 7,783 202,638
Bechtle AG ............................. 4,868 210,166
Befesa SA
(d)
............................ 2,078 86,938
Bilfinger SE ............................. 2,001 194,211
CANCOM SE ........................... 1,799 45,769
Carl Zeiss Meditec AG , Bearer
(a)
............... 2,171 80,754
CECONOMY AG
(b)
........................ 11,038 52,567
Cewe Stiftung & Co. KGAA .................. 405 49,649
CHAPTERS Group AG
(b)
.................... 805 42,545
CTS Eventim AG & Co. KGaA ................ 3,619 244,680
Deutz AG .............................. 9,364 138,098
Douglas AG
(a) (b)
.......................... 2,450 22,618
Duerr AG .............................. 3,101 66,343
Eckert & Ziegler SE ....................... 2,822 42,510
Elmos Semiconductor SE ................... 498 75,756
Energiekontor AG
(a)
....................... 591 17,660
Evotec SE
(b)
............................ 8,434 31,657
Fielmann Group AG ....................... 1,521 68,788
flatexDEGIRO SE ........................ 4,961 220,298
Fraport AG Frankfurt Airport Services Worldwide .... 2,264 165,971
Freenet AG ............................. 7,133 201,323
Friedrich Vorwerk Group SE ................. 441 39,815
Gerresheimer AG
(b)
....................... 2,078 67,623
GFT Technologies SE ...................... 1,428 41,893
Grand City Properties SA
(b)
.................. 5,054 54,444
GRENKE AG ........................... 1,985 27,014
HelloFresh SE
(a) (b)
........................ 9,364 29,848
Hornbach Holding AG & Co. KGaA ............. 684 65,673
HUGO BOSS AG
(a)
........................ 136 6,095
Hypoport SE
(a) (b)
.......................... 312 31,678
Indus Holding AG ......................... 819 35,005
IONOS Group SE
(b)
....................... 2,666 108,939
Jenoptik AG ............................ 3,101 143,279
JOST Werke SE
(d)
........................ 964 69,937
K+S AG , Registered
(a)
...................... 10,108 193,775
KION Group AG .......................... 4,310 220,911
Kontron AG
(a) (b)
.......................... 2,264 57,433
Krones AG ............................. 790 110,561
KWS Saat SE & Co. KGaA .................. 714 65,021
LANXESS AG ........................... 5,147 89,085
LEG Immobilien SE ....................... 4,655 265,023
Mutares SE & Co. KGaA .................... 1,056 31,048
Nagarro SE ............................. 591 53,377
Nordex SE
(a) (b)
........................... 7,904 347,044
Norma Group SE ......................... 2,357 54,686
OHB SE ............................... 233 54,534
Pfisterer Holding SE ....................... 400 31,713
PNE AG
(a)
.............................. 1,799 15,296
ProSiebenSat.1 Media SE
(a)
.................. 2,425 10,757
Puma SE
(b)
............................. 6,111 179,947
PVA TePla AG
(b)
.......................... 1,200 43,092
Redcare Pharmacy N.V.
(b) (d)
.................. 963 69,811
RENK Group AG ......................... 5,141 280,031
RTL Group SA ........................... 2,357 87,566
SAF-Holland SE ......................... 3,194 82,182
Salzgitter AG ............................ 1,706 112,435
Schaeffler AG ........................... 10,475 89,631
Schott Pharma AG & Co. KGaA ............... 2,264 60,658
Scout24 SE
(d)
........................... 4,025 372,077
Siltronic AG
(b)
........................... 733 67,166
Sixt SE ............................... 777 65,821

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
Germany (continued)
SMA Solar Technology AG
(b)
................. 816 $ 55,977
Stroeer SE & Co. KGaA .................... 2,078 94,373
Suedzucker AG
(b)
......................... 4,217 62,527
SUSS MicroTec SE ....................... 1,242 100,563
TAG Immobilien AG ....................... 12,245 179,395
TeamViewer SE
(b) (d)
....................... 8,620 70,178
thyssenkrupp AG ......................... 29,548 494,687
Tkms AG& Co. KGaA
(b)
..................... 1,495 152,685
United Internet AG , Registered ................ 4,503 142,347
Verbio SE
(b)
............................. 1,355 49,198
Vincorion SE
(b)
........................... 1,389 31,590
Vossloh AG
(a)
........................... 684 48,427
Wacker Chemie AG
(b)
...................... 1,149 125,032
Wacker Neuson SE ....................... 2,264 59,871
Wuestenrot & Wuerttembergische AG ........... 2,667 44,705
8,788,235
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(a)
................ 6,033 345,888
a
Hong Kong  —  0 .5%
ASMPT Ltd. ............................ 19,200 400,657
Bank of East Asia Ltd. (The) ................. 44,400 104,647
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
62,000 59,242
Chow Sang Sang Holdings International Ltd. ...... 16,000 28,536
CITIC Telecom International Holdings Ltd. ........ 76,000 23,644
Cowell e Holdings, Inc.
(a)
.................... 21,000 68,208
CTF Services Ltd. ........................ 67,600 68,886
Dah Sing Banking Group Ltd. ................. 25,200 46,194
Dah Sing Financial Holdings Ltd. .............. 15,600 90,315
DFI Retail Group Holdings Ltd. ................ 20,900 77,469
Envision Greenwise Holdings Ltd.
(a) (b)
........... 118,000 69,198
First Pacific Co. Ltd. ....................... 128,000 81,213
Fortune REIT ........................... 64,000 36,312
FWD Group Holdings Ltd.
(a) (b)
................. 12,400 50,951
GigaCloud Technology, Inc. , Class A
(b)
........... 1,613 78,279
Guotai Junan International Holdings Ltd.
(a)
........ 198,000 72,347
Hang Lung Group Ltd. ..................... 55,000 86,784
Hang Lung Properties Ltd. ................... 103,000 91,582
Hysan Development Co. Ltd. ................. 37,000 75,106
Impro Precision Industries Ltd.
(d)
............... 30,000 32,894
Insilico Medicine Cayman TopCo
(b)
............. 10,000 55,671
Jiaxin International Resources Investment Ltd.
(a) (b)
... 5,200 41,543
Johnson Electric Holdings Ltd. ................ 22,500 56,219
Kerry Properties Ltd. ...................... 35,000 82,161
Luk Fook Holdings International Ltd. ............ 26,000 71,848
Man Wah Holdings Ltd.
(a)
.................... 124,800 49,337
Melco International Development Ltd.
(a) (b)
......... 73,000 28,647
Melco Resorts & Entertainment Ltd. , ADR
(b)
....... 9,478 48,148
MGM China Holdings Ltd. ................... 63,600 81,399
New World Development Co. Ltd.
(a) (b)
............ 83,000 69,634
OSL Group Ltd.
(a) (b)
........................ 35,000 52,201
Pacific Basin Shipping Ltd. .................. 293,000 155,805
PCCW Ltd. ............................. 235,000 160,557
Realord Technology Co. Ltd.
(a) (b)
............... 36,000 41,909
SJM Holdings Ltd.
(a) (b)
...................... 209,000 36,719
Stella International Holdings Ltd.
(a)
............. 50,500 79,787
SUNeVision Holdings Ltd. ................... 43,000 26,789
Time Interconnect Technology Ltd. ............. 52,000 118,564
United Laboratories International Holdings Ltd. (The)
(a)
70,000 73,541
Vitasoy International Holdings Ltd. ............. 50,000 41,168
Vobile Group Ltd.
(a) (b)
...................... 131,000 51,048
VSTECS Holdings Ltd. ..................... 40,000 50,334
VTech Holdings Ltd.
(a)
...................... 11,300 73,735
Wynn Macau Ltd. ......................... 95,600 69,781
Security Shares Value
a
Hong Kong (continued)
Xinyi Glass Holdings Ltd. ................... 90,000 $ 100,607
Yue Yuen Industrial Holdings Ltd.
(a)
............. 49,500 84,802
3,444,418
a
Ireland  —  0 .1%
Cairn Homes PLC ........................ 36,867 108,084
Dole PLC .............................. 4,660 64,541
Glanbia PLC ............................ 13,053 335,535
Glenveagh Properties PLC
(b) (d)
................ 33,021 94,013
Irish Residential Properties REIT PLC ........... 40,028 50,400
NIQ Global Intelligence PLC
(b)
................ 3,561 67,873
Uniphar PLC ............................ 17,673 87,137
807,583
a
Israel  —  1 .5%
Africa Israel Residences Ltd.
(a)
................ 498 39,043
Airport City Ltd.
(a) (b)
........................ 3,473 62,599
Alony Hetz Properties & Investments Ltd.
(a)
....... 9,550 101,791
Alpha Tau Medical Ltd.
(b)
.................... 4,194 59,177
Amot Investments Ltd. ..................... 14,046 91,760
Aryt Industries Ltd. ........................ 3,379 17,777
Ashtrom Group Ltd. ....................... 3,566 66,895
Aura Investments Ltd.
(a)
.................... 10,573 63,264
Ayalon Holdings Ltd. ...................... 630 36,132
Azorim-Investment Development & Construction Co.
Ltd.
(a)
............................... 4,500 25,345
Bet Shemesh Engines Holdings 1997 Ltd.
(b)
....... 498 126,970
Bezeq The Israeli Telecommunication Corp. Ltd. .... 167,000 439,693
Big Shopping Centers Ltd. ................... 968 219,463
Blue Square Real Estate Ltd. ................. 405 40,648
Camtek Ltd.
(a) (b)
.......................... 1,799 242,288
Cellcom Israel Ltd. ........................ 7,690 91,029
Cellebrite DI Ltd.
(a) (b)
....................... 7,798 93,576
Clal Insurance Enterprises Holdings Ltd. ......... 4,353 384,367
Danel Adir Yeoshua Ltd. .................... 401 56,898
Danya Cebus Ltd. ........................ 709 25,266
Delek Group Ltd. ......................... 5,840 165,139
Delta Galil Ltd.
(a)
......................... 777 47,143
Doral Group Renewable Energy Resources Ltd.
(b)
... 8,184 179,328
El Al Israel Airlines Ltd.
(a)
.................... 17,022 97,030
Elco Ltd.
(a)
............................. 870 37,181
Electra Ltd.
(a)
............................ 3,656 143,929
Electra Real Estate Ltd.
(a) (b)
.................. 2,543 19,357
Energix-Renewable Energies Ltd. .............. 19,008 130,361
Equital Ltd.
(b)
............................ 1,521 54,850
Etoro Group Ltd. , Class A
(a) (b)
................. 2,923 93,478
Fattal Holdings 1998 Ltd.
(b)
.................. 498 118,635
FIBI Holdings Ltd. ........................ 1,067 111,040
First International Bank Of Israel Ltd. (The) ....... 3,218 252,997
Formula Systems 1985 Ltd. .................. 684 87,617
Fox Wizel Ltd.
(a)
.......................... 684 74,898
Gav-Yam Lands Corp. Ltd. .................. 3,325 41,815
Gilat Satellite Networks Ltd.
(a) (b)
............... 2,764 26,860
Global-e Online Ltd.
(b)
...................... 6,386 238,517
Hilan Ltd. .............................. 963 77,972
IDI Insurance Co. Ltd. ...................... 561 49,258
Inmode Ltd.
(a) (b)
.......................... 4,868 72,825
Inrom Construction Industries Ltd. ............. 6,275 53,304
Isracard Ltd.
(b)
........................... 13,860 52,410
Israel Canada T.R Ltd. ..................... 13,210 63,374
Israel Corp. Ltd.
(a)
......................... 2,190 61,632
Isras Holdings Ltd. ........................ 312 39,705
Isrotel Ltd.
(b)
............................ 1,093 48,740
Ituran Location and Control Ltd. ............... 1,149 58,553
Kenon Holdings Ltd. ....................... 1,265 86,321

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
56
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Israel (continued)
Kornit Digital Ltd.
(b)
........................ 2,915 $ 49,089
Kvutzat Acro Ltd.
(b)
........................ 2,264 30,160
M Yochananof & Sons Ltd. .................. 307 35,116
Matrix IT Ltd. ............................ 3,765 138,723
Max Stock Ltd. .......................... 7,065 89,523
Mega Or Holdings Ltd. ..................... 1,532 230,383
Meitav Investment House Ltd. ................ 2,145 85,414
Melisron Ltd. ............................ 1,436 196,043
Menora Mivtachim Holdings Ltd. ............... 1,343 231,740
Meshek Energy Renewable Energies Ltd.
(b)
....... 19,270 67,239
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 35,017 236,686
Mivne Real Estate KD Ltd. ................... 34,842 150,043
Mivtach Shamir Holdings Ltd. ................. 305 39,571
Mobileye Global, Inc. , Class A
(b)
............... 7,952 67,831
Monday.com Ltd.
(a) (b)
....................... 2,211 223,621
Nayax Ltd.
(a) (b)
........................... 1,056 55,176
Neto Malinda Trading Ltd. ................... 780 30,394
Next Vision Stabilized Systems Ltd. ............ 4,539 318,039
Nice Ltd.
(b)
............................. 3,389 370,118
Oddity Tech Ltd. , Class A
(a) (b)
................. 2,358 33,955
Oil Refineries Ltd. ........................ 126,821 89,794
One Software Technologies Ltd. ............... 3,287 75,833
OY Nofar Energy Ltd.
(a) (b)
.................... 1,622 89,938
Pagaya Technologies Ltd. , Class A
(a) (b)
........... 3,194 69,438
Partner Communications Co. Ltd. .............. 8,434 104,129
Paz Retail And Energy Ltd. .................. 591 171,850
Priortech Ltd.
(b)
.......................... 508 47,932
Qualitau Ltd.
(a)
........................... 230 25,209
Radware Ltd.
(b)
.......................... 2,450 70,756
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 542 63,584
REIT 1 Ltd. ............................. 11,596 83,799
Riskified Ltd. , Class A
(a) (b)
................... 7,319 46,036
RP Optical Lab Ltd.
(b)
...................... 2,977 35,461
Scope Metals Group Ltd. .................... 490 48,152
Sella Capital Real Estate Ltd. ................. 16,836 49,589
Shapir Engineering and Industry Ltd. ............ 9,550 135,697
Shikun & Binui Ltd.
(b)
...................... 25,022 149,060
Shufersal Ltd.
(a)
.......................... 11,875 149,789
Strauss Group Ltd. ........................ 3,822 143,771
Summit Real Estate Holdings Ltd.
(a)
............ 2,450 39,623
Taboola.com Ltd.
(b)
........................ 11,875 44,294
Tel Aviv Stock Exchange Ltd.
(a)
................ 6,007 255,597
Telsys Ltd. ............................. 282 33,397
Turpaz Industries Ltd.
(a)
..................... 2,962 56,233
UroGen Pharma Ltd.
(b)
..................... 2,395 103,201
Wix.com Ltd.
(a) (b)
......................... 2,118 186,913
YH Dimri Construction & Development Ltd. ....... 581 71,694
ZIM Integrated Shipping Services Ltd. ........... 7,226 197,992
10,185,875
a
Italy  —  0 .9%
A2A SpA .............................. 93,047 252,910
ACEA SpA ............................. 2,822 68,677
Amplifon SpA ........................... 9,479 133,253
Ascopiave SpA .......................... 7,073 23,374
Avio SpA
(a)
............................. 2,461 84,132
Azimut Holding SpA ....................... 6,947 312,366
Banca Generali SpA ....................... 3,473 266,345
Banca IFIS SpA .......................... 2,450 42,448
Banco di Desio e della Brianza SpA ............ 2,729 55,422
Brembo N.V. ............................ 8,899 104,679
Brunello Cucinelli SpA ..................... 2,078 211,925
Carel Industries SpA
(d)
..................... 3,008 93,812
Cembre SpA ............................ 392 38,230
Cementir Holding N.V. ..................... 3,566 59,882
Security Shares Value
a
Italy (continued)
CNH Industrial N.V. ....................... 49,864 $ 589,891
Credito Emiliano SpA ...................... 4,170 98,250
Danieli & C Officine Meccaniche SpA ........... 638 49,317
De' Longhi SpA .......................... 4,589 225,653
DiaSorin SpA
(a)
.......................... 781 68,783
El.En. SpA ............................. 3,659 65,579
Enav SpA
(d)
............................. 16,092 93,550
ERG SpA .............................. 3,101 80,112
Fincantieri SpA
(a) (b)
........................ 7,609 110,421
GVS SpA
(b) (d)
............................ 6,389 35,401
Hera SpA .............................. 48,742 215,643
Intercos SpA , NVS ........................ 3,659 59,587
Interpump Group SpA ...................... 4,589 199,935
Iren SpA ............................... 38,633 110,708
Italmobiliare SpA
(a)
........................ 964 29,076
Iveco Group N.V.
(a)
........................ 12,263 198,567
Juventus Football Club SpA , NVS
(a) (b)
........... 6,854 16,558
Lottomatica Group SpA ..................... 14,223 418,723
LU-VE SpA , NVS ......................... 521 35,264
Maire SpA ............................. 8,806 127,748
MFE-MediaForEurope N.V. , Class A
(a)
........... 20,864 62,401
NewPrinces SpA , NVS
(b)
.................... 1,328 24,452
Nexi SpA
(d)
............................. 50,056 255,927
OVS SpA
(d)
............................. 12,280 84,991
Piaggio & C SpA ......................... 13,581 31,622
Pirelli & C SpA
(d)
......................... 14,486 111,985
RAI Way SpA
(d)
.......................... 7,337 38,768
Reply SpA ............................. 1,428 202,522
Saipem SpA ............................ 77,048 409,890
Salvatore Ferragamo SpA
(b)
.................. 4,217 46,823
Sanlorenzo SpA .......................... 1,242 54,734
Sesa SpA .............................. 591 65,340
SOL SpA .............................. 2,450 160,218
Tamburi Investment Partners SpA .............. 6,854 78,215
Technogym SpA
(d)
........................ 7,226 111,107
Webuild SpA
(a)
........................... 30,232 78,033
6,393,249
a
Japan  —  12 .4%
77 Bank Ltd. (The) ........................ 10,200 253,617
ABC-Mart, Inc. .......................... 5,800 98,664
Acom Co. Ltd. ........................... 31,200 94,809
Activia Properties, Inc. ..................... 122 103,703
ADEKA Corp. ........................... 4,700 136,326
Advance Residence Investment Corp. ........... 173 157,356
AEON Financial Service Co. Ltd. .............. 10,200 106,569
AEON REIT Investment Corp. ................ 67 49,634
Ai Holdings Corp. ......................... 1,800 33,547
Aica Kogyo Co. Ltd. ....................... 4,200 108,946
Aichi Financial Group, Inc. ................... 10,800 132,933
Aichi Steel Corp. ......................... 2,000 40,764
Ain Holdings, Inc. ......................... 2,100 80,766
Air Water, Inc. ........................... 10,000 163,872
Aisan Industry Co. Ltd. ..................... 2,000 29,692
Alfresa Holdings Corp. ..................... 11,600 167,966
Alps Alpine Co. Ltd. ....................... 11,400 160,034
ALSOK Co. Ltd. .......................... 21,600 164,485
Amada Co. Ltd. .......................... 19,900 319,892
Amano Corp. ........................... 3,900 96,623
and ST HD Co. Ltd. ....................... 1,500 31,737
Anritsu Corp. ............................ 7,700 163,808
Anycolor, Inc. ........................... 2,500 47,490
Aoyama Trading Co. Ltd. .................... 7,800 37,704
Aozora Bank Ltd. ......................... 6,300 134,020
Appier Group, Inc.
(b)
....................... 7,100 63,701

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
57
Schedule of Investments
Security Shares Value
a
Japan (continued)
Arcs Co. Ltd. ............................ 3,000 $ 70,329
ARE Holdings, Inc. ........................ 6,100 150,019
Argo Graphics, Inc. ....................... 4,100 34,339
Ariake Japan Co. Ltd. ...................... 1,000 33,829
Artience Co. Ltd. ......................... 2,100 67,498
As One Corp. ........................... 4,800 75,876
Asahi Intecc Co. Ltd. ...................... 13,000 306,785
ASAHI YUKIZAI CORP. .................... 900 33,347
Astroscale Holdings, Inc.
(a) (b)
................. 5,700 40,119
Autobacs Seven Co. Ltd. .................... 5,300 52,401
Awa Bank Ltd. (The) ....................... 1,600 99,806
Axial Retailing, Inc. ....................... 3,600 29,003
Azbil Corp. ............................. 21,200 201,987
AZ-COM MARUWA Holdings, Inc. ............. 6,500 36,786
Bank of Iwate Ltd. (The) .................... 2,300 37,210
Bank of Nagoya Ltd. (The) ................... 2,600 117,638
BayCurrent, Inc. ......................... 8,400 431,056
Bic Camera, Inc. ......................... 5,600 62,392
BIPROGY, Inc. .......................... 4,500 134,147
Blue Zones Holdings Co. Ltd. ................. 7,500 86,643
Brother Industries Ltd. ..................... 12,500 382,288
Bunka Shutter Co. Ltd. ..................... 3,200 38,105
BuySell Technologies Co. Ltd. ................ 1,600 31,754
C Uyemura & Co. Ltd. ...................... 500 62,223
Calbee, Inc. ............................ 4,800 93,055
Canon Marketing Japan, Inc. ................. 1,800 42,026
Casio Computer Co. Ltd. .................... 10,700 167,667
CCI Group, Inc. .......................... 11,800 95,139
Chiba Kogyo Bank Ltd (The) ................. 2,300 38,067
Chiyoda Corp.
(b)
.......................... 9,500 42,359
Chudenko Corp. ......................... 1,000 31,554
Chugin Financial Group, Inc. ................. 8,800 195,791
Chugoku Electric Power Co., Inc. (The) .......... 21,900 138,014
Chugoku Marine Paints Ltd. .................. 3,100 69,390
Citizen Watch Co. Ltd. ..................... 11,300 198,710
CKD Corp. ............................. 3,300 114,160
Coca-Cola Bottlers Japan Holdings, Inc. ......... 5,300 130,364
Colowide Co. Ltd. ........................ 5,400 72,496
Comforia Residential REIT, Inc. ............... 87 53,885
COMSYS Holdings Corp. ................... 6,800 231,901
Cosmo Energy Holdings Co. Ltd. .............. 7,000 186,851
Cosmos Pharmaceutical Corp. ................ 2,400 97,820
Create Restaurants Holdings, Inc.
(a)
............ 13,100 61,706
Create SD Holdings Co. Ltd. ................. 1,700 36,128
Credit Saison Co. Ltd. ...................... 7,200 209,771
CyberAgent, Inc. ......................... 24,800 210,250
Cybozu, Inc. ............................ 2,200 44,894
Daicel Corp. ............................ 12,900 119,451
Dai-Dan Co. Ltd. ......................... 5,400 92,479
Daido Steel Co. Ltd. ....................... 7,800 110,933
Daiei Kankyo Co. Ltd. ...................... 3,200 77,699
Daihen Corp. ........................... 1,400 111,733
Daiichikosho Co. Ltd. ...................... 4,100 48,777
Daio Paper Corp. ......................... 4,200 25,848
Daiseki Co. Ltd. .......................... 2,200 52,181
Daishi Hokuetsu Financial Group, Inc. ........... 14,800 240,086
Daiwa House REIT Investment Corp. , Class A ..... 274 200,178
Daiwa Office Investment Corp. , Class A .......... 34 67,934
Daiwa Securities Living Investments Corp. , Class A .. 99 58,654
Daiwabo Holdings Co. Ltd. .................. 2,300 54,609
DeNA Co. Ltd. ........................... 3,000 48,247
Denka Co. Ltd. .......................... 5,000 104,536
Dentsu Group, Inc.
(b)
....................... 12,300 284,743
Dentsu Soken, Inc. ........................ 3,900 69,600
Security Shares Value
a
Japan (continued)
Dexerials Corp. .......................... 10,700 $ 204,027
DIC Corp. .............................. 4,400 138,134
dip Corp. .............................. 3,300 38,050
DMG Mori Co. Ltd. ........................ 8,100 150,583
Dowa Holdings Co. Ltd. .................... 3,200 198,836
DTS Corp. ............................. 11,300 81,103
Duskin Co. Ltd. .......................... 3,100 91,578
EDION Corp. ........................... 2,700 43,079
Eizo Corp. ............................. 1,800 35,441
Elecom Co. Ltd. .......................... 2,700 34,031
Electric Power Development Co. Ltd. ........... 8,800 225,073
Exedy Corp. ............................ 2,100 81,332
EXEO Group, Inc. ........................ 8,500 140,190
Ezaki Glico Co. Ltd. ....................... 2,900 93,835
FCC Co. Ltd. ............................ 2,300 59,927
Ferrotec Corp. ........................... 2,500 144,329
Financial Partners Group Co. Ltd. .............. 4,600 49,638
First Bank of Toyama Ltd. (The) ............... 3,100 65,682
Food & Life Companies Ltd. ................. 13,200 485,677
FP Corp. .............................. 1,900 33,375
Freee KK
(a) (b)
............................ 3,300 89,966
Fuji Corp. .............................. 4,400 194,707
Fuji Media Holdings, Inc. .................... 1,700 44,640
FUJI OIL CO. LTD. ........................ 3,500 101,221
Fuji Seal International, Inc. .................. 2,400 49,867
Fujimi, Inc. ............................. 4,200 92,646
Fujita Kanko, Inc. ......................... 2,600 49,264
Fukuda Denshi Co. Ltd. .................... 900 68,733
Fukuoka Financial Group, Inc. ................ 10,200 500,852
Fukuoka REIT Corp. ....................... 42 46,241
Fukuyama Transporting Co. Ltd. ............... 800 31,500
Furukawa Co. Ltd. ........................ 1,400 38,832
Furuno Electric Co. Ltd. .................... 1,300 61,353
Furuya Metal Co. Ltd. ...................... 1,100 62,076
Fuso Chemical Co. Ltd. .................... 3,600 66,938
Future Corp. ............................ 2,500 38,319
Fuyo General Lease Co. Ltd. ................. 3,300 91,207
GENDA, INC.
(a)
.......................... 5,600 26,088
Global One Real Estate Investment Corp. ........ 58 40,664
Glory Ltd. .............................. 1,500 45,427
GLP J-REIT ............................ 227 190,091
GMO internet group, Inc. .................... 4,800 125,930
GMO Internet, Inc. ........................ 12,800 44,710
GMO Payment Gateway, Inc. ................. 2,500 147,770
GNI Group Ltd.
(b)
......................... 4,500 79,081
Goldwin, Inc. ............................ 4,600 61,824
GS Yuasa Corp. ......................... 4,900 162,753
GungHo Online Entertainment, Inc. ............. 2,300 38,441
Gunma Bank Ltd. (The) .................... 20,500 362,825
Gunze Ltd. ............................. 1,900 49,467
H.U. Group Holdings, Inc. ................... 3,200 72,440
H2O Retailing Corp. ....................... 5,300 100,905
Hachijuni Nagano Bank Ltd. ................. 24,100 407,640
Hakuhodo DY Holdings, Inc. ................. 13,000 111,132
Hamakyorex Co. Ltd. ...................... 3,400 39,472
Hamamatsu Photonics KK ................... 19,100 281,503
Hankyu Hanshin REIT, Inc. , Class A
(a)
........... 38 32,430
Hanwa Co. Ltd. .......................... 9,000 105,224
Happinet Corp. .......................... 1,400 33,395
Harmonic Drive Systems, Inc.
(a)
............... 3,800 136,408
Haseko Corp. ........................... 13,500 244,611
Hazama Ando Corp. ....................... 8,700 104,377
Heiwa Corp. ............................ 4,400 61,027
Heiwa Real Estate Co. Ltd. .................. 2,400 35,738

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
58
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Heiwa Real Estate REIT, Inc. ................. 86 $ 70,946
Hioki EE Corp. .......................... 500 33,883
Hirogin Holdings, Inc. ...................... 14,800 221,881
Hirose Electric Co. Ltd. ..................... 1,700 274,358
Hitachi Construction Machinery Co. Ltd. ......... 7,100 253,414
Hokkaido Electric Power Co., Inc.
(a)
............. 12,000 82,709
Hokuetsu Corp. .......................... 12,600 72,824
Hokuhoku Financial Group, Inc. ............... 6,200 323,549
Hokuriku Electric Power Co. ................. 13,000 82,684
Horiba Ltd. ............................. 2,200 320,496
Hoshino Resorts REIT, Inc. .................. 54 82,110
Hoshizaki Corp. .......................... 6,500 231,390
Hosiden Corp. ........................... 2,500 42,271
House Foods Group, Inc. ................... 1,800 45,070
Hulic REIT, Inc. .......................... 78 73,188
Hyakugo Bank Ltd. (The) ................... 12,300 187,623
Hyakujushi Bank Ltd. (The) .................. 5,600 109,214
Ichibanya Co. Ltd.
(a)
....................... 5,800 39,611
Ichigo Office REIT Investment Corp. ............ 31 18,847
Ichigo, Inc. ............................. 18,200 45,767
IDOM, Inc. ............................. 3,800 29,698
Iida Group Holdings Co. Ltd. ................. 9,300 138,146
Iino Kaiun Kaisha Ltd. ...................... 4,200 46,495
Inaba Denki Sangyo Co. Ltd. ................. 6,100 117,407
Inabata & Co. Ltd. ........................ 3,800 105,203
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 126 107,052
Infomart Corp. ........................... 13,000 52,583
INFRONEER Holdings, Inc. .................. 11,600 206,615
Internet Initiative Japan, Inc. ................. 6,600 139,889
Invincible Investment Corp. .................. 498 193,605
Ise Chemicals Corp. ....................... 1,300 35,219
Isetan Mitsukoshi Holdings Ltd. ............... 19,500 427,557
Ito En Ltd. .............................. 3,900 73,996
Itochu Enex Co. Ltd. ....................... 2,400 33,984
Itoham Yonekyu Holdings, Inc. ................ 2,300 73,700
Itoki Corp. .............................. 2,400 39,946
Iwatani Corp. ........................... 10,300 142,273
Iyogin Holdings, Inc. ....................... 14,200 355,153
Izumi Co. Ltd. ........................... 6,500 41,920
J Front Retailing Co. Ltd. .................... 14,700 271,112
JAC Recruitment Co. Ltd. ................... 3,800 23,944
Jaccs Co. Ltd. ........................... 1,400 33,477
JAFCO Group Co. Ltd. ..................... 2,900 42,381
Japan Airlines Co. Ltd. ..................... 8,200 154,113
Japan Airport Terminal Co. Ltd. ............... 4,300 158,727
Japan Aviation Electronics Industry Ltd. .......... 1,800 27,853
Japan Elevator Service Holdings Co. Ltd. ......... 8,600 83,892
Japan Excellent, Inc. ...................... 39 33,610
Japan Hotel REIT Investment Corp. , Class A ...... 374 194,246
Japan Lifeline Co. Ltd. ..................... 3,400 33,941
Japan Logistics Fund, Inc. ................... 149 87,896
Japan Material Co. Ltd. ..................... 4,100 54,529
Japan Metropolitan Fund Invest ............... 443 312,758
Japan Petroleum Exploration Co. Ltd. ........... 9,300 111,328
Japan Prime Realty Investment Corp. ........... 206 124,690
Japan Pulp & Paper Co. Ltd. ................. 2,800 21,102
Japan Real Estate Investment Corp. ............ 394 290,109
Japan Securities Finance Co. Ltd. ............. 4,800 75,059
Japan Steel Works Ltd. (The) ................. 3,800 174,551
JCU Corp. ............................. 1,000 33,762
Jeol Ltd. ............................... 2,700 118,789
JFE Holdings, Inc. ........................ 36,300 418,521
JGC Holdings Corp. ....................... 12,600 184,823
Security Shares Value
a
Japan (continued)
JINS Holdings, Inc. ....................... 800 $ 29,997
JMDC, Inc. ............................. 2,100 46,605
Joyful Honda Co. Ltd. ...................... 3,100 43,349
JTEKT Corp. ............................ 12,600 168,439
Juroku Financial Group, Inc. ................. 9,000 147,824
Justsystems Corp. ........................ 1,400 37,455
JVCKenwood Corp. ....................... 12,600 81,156
Kadokawa Corp. ......................... 4,900 113,797
Kaga Electronics Co. Ltd. ................... 2,100 66,330
Kagome Co. Ltd. ......................... 4,900 84,107
Kakaku.com, Inc. ......................... 7,600 174,450
Kaken Pharmaceutical Co. Ltd. ............... 2,100 52,619
Kamigumi Co. Ltd. ........................ 4,800 146,696
Kanadevia Corp. ......................... 10,200 75,322
Kanamoto Co. Ltd. ........................ 1,800 62,112
Kandenko Co. Ltd. ........................ 7,200 246,238
Kaneka Corp. ........................... 900 35,024
Kanematsu Corp. ......................... 9,700 136,434
Kansai Paint Co. Ltd. ...................... 8,500 153,009
Kanto Denka Kogyo Co. Ltd. ................. 2,400 34,524
Kasumigaseki Capital Co. Ltd. ................ 1,500 72,173
Katitas Co. Ltd. .......................... 4,100 98,678
Kato Sangyo Co. Ltd. ...................... 1,700 71,019
KDX Realty Investment Corp. , Class A .......... 248 231,146
Keihan Holdings Co. Ltd. .................... 6,600 132,129
Keikyu Corp. ............................ 10,600 104,003
Keio Corp. ............................. 17,200 84,207
Keisei Electric Railway Co. Ltd. ............... 26,400 225,236
Keiyo Bank Ltd. (The) ...................... 7,400 131,107
Kewpie Corp. ........................... 6,800 202,957
KH Neochem Co. Ltd. ...................... 1,500 32,451
Kinden Corp. ............................ 6,300 275,154
Kintetsu Group Holdings Co. Ltd. .............. 11,500 250,992
Kissei Pharmaceutical Co. Ltd. ................ 2,200 56,312
Kitz Corp. .............................. 4,900 58,500
Kiyo Bank Ltd. (The) ....................... 3,600 114,158
Kobayashi Pharmaceutical Co. Ltd. ............. 2,800 99,743
Kobe Bussan Co. Ltd. ...................... 9,000 159,445
Kobe Steel Ltd. .......................... 22,000 277,266
Koei Tecmo Holdings Co. Ltd.
(a)
............... 7,100 75,794
Koito Manufacturing Co. Ltd. ................. 11,400 192,023
Kokuyo Co. Ltd. .......................... 22,200 128,001
KOMEDA Holdings Co. Ltd. .................. 3,700 68,511
Konica Minolta, Inc. ....................... 31,200 129,380
Konoike Transport Co. Ltd. .................. 1,800 32,792
Kose Holdings Corp. ...................... 2,100 76,787
Kotobuki Spirits Co. Ltd. .................... 6,100 105,966
Kraftia Corp. ............................ 2,400 121,730
K's Holdings Corp. ........................ 8,400 102,314
Kumagai Gumi Co. Ltd. ..................... 10,500 84,640
Kumiai Chemical Industry Co. Ltd. ............. 5,500 26,780
Kura Sushi, Inc. .......................... 3,100 33,918
Kurabo Industries Ltd. ..................... 500 35,595
Kuraray Co. Ltd. ......................... 16,100 185,679
Kureha Corp. ........................... 1,700 48,134
Kurita Water Industries Ltd. .................. 6,300 316,457
Kusuri no Aoki Holdings Co. Ltd. .............. 2,800 72,121
KYB Corp. ............................. 2,500 74,424
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 2,300 33,145
Kyoritsu Maintenance Co. Ltd. ................ 3,600 77,516
Kyoto Financial Group, Inc. .................. 13,800 429,045
Kyushu Electric Power Co., Inc. ............... 25,800 326,952
Kyushu Financial Group, Inc. ................. 24,800 245,105
Kyushu Railway Co. ....................... 8,400 190,295

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
59
Schedule of Investments
Security Shares Value
a
Japan (continued)
LaSalle Logiport REIT ...................... 112 $ 99,751
Leopalace21 Corp. ........................ 12,100 48,701
Life Corp. .............................. 2,200 37,197
LIFENET INSURANCE CO.
(b)
................. 3,600 32,395
Lintec Corp. ............................ 1,800 61,843
Lion Corp. ............................. 15,200 180,854
Lixil Corp. .............................. 19,100 211,431
M3, Inc. ............................... 24,300 278,975
Mabuchi Motor Co. Ltd. ..................... 10,400 114,431
Macnica Holdings, Inc. ..................... 8,600 198,230
Makino Milling Machine Co. Ltd. ............... 1,200 115,055
Mani, Inc. .............................. 4,500 44,201
Marui Group Co. Ltd. ...................... 10,000 182,702
Maruichi Steel Tube Ltd. .................... 12,100 133,076
Maruwa Co. Ltd. ......................... 600 197,877
Matsuda Sangyo Co. Ltd. ................... 800 34,844
Matsui Securities Co. Ltd. ................... 6,200 46,434
MatsukiyoCocokara & Co. ................... 19,200 313,810
Max Co. Ltd. ............................ 7,600 88,019
Mazda Motor Corp. ....................... 35,900 275,366
McDonald's Holdings Co. Japan Ltd.
(a)
........... 5,200 263,011
Mebuki Financial Group, Inc. ................. 51,700 549,329
MEC Co. Ltd. ........................... 900 37,214
Medipal Holdings Corp. ..................... 11,300 204,251
Megachips Corp. ......................... 500 33,890
Megmilk Snow Brand Co. Ltd. ................ 2,600 60,647
Meidensha Corp. ......................... 2,300 169,648
MEIJI Holdings Co. Ltd. .................... 14,700 413,025
Meiko Electronics Co. Ltd. ................... 1,100 135,332
MEITEC Group Holdings, Inc. ................ 5,400 115,617
Menicon Co. Ltd. ......................... 3,700 44,199
Mercari, Inc.
(b)
........................... 6,900 200,131
Micronics Japan Co. Ltd. .................... 1,700 134,929
MIRAIT ONE Corp. ....................... 5,200 117,566
MISUMI Group, Inc. ....................... 16,400 383,694
Mitsubishi Estate Logistics REIT Investment Corp. .. 127 90,000
Mitsubishi Gas Chemical Co., Inc. ............. 10,000 246,255
Mitsubishi Logistics Corp. ................... 14,900 142,194
Mitsubishi Materials Corp. ................... 7,500 263,301
Mitsubishi Motors Corp. .................... 49,800 122,124
Mitsui Chemicals, Inc. ...................... 21,900 298,169
Mitsui E&S Co. Ltd. ....................... 5,900 161,428
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 167 124,136
Mitsui Fudosan Logistics Park, Inc. ............. 219 142,459
Mitsui Fudosan Retail Fund Investment Corp. ...... 147 71,922
Mitsui High-Tec, Inc. ....................... 12,600 74,340
Mitsui-Soko Holdings Co. Ltd. ................ 3,900 81,621
Miura Co. Ltd. ........................... 5,300 106,148
MIXI, Inc. .............................. 1,500 34,167
Miyazaki Bank Ltd. (The) .................... 2,300 37,956
Mizuho Leasing Co. Ltd. .................... 7,600 65,237
Mizuno Corp. ........................... 4,200 106,938
Modec, Inc. ............................. 2,900 175,392
Monex Group, Inc. ........................ 17,200 79,799
Money Forward, Inc.
(a) (b)
.................... 2,500 101,041
Monogatari Corp. (The) ..................... 2,500 90,842
MonotaRO Co. Ltd. ....................... 14,600 176,418
Mori Hills REIT Investment Corp. , Class A ........ 54 43,402
Mori Trust REIT, Inc. ....................... 154 69,643
Morinaga & Co. Ltd. ....................... 3,200 50,777
Morinaga Milk Industry Co. Ltd. ............... 16,000 114,679
MTG Co. Ltd. ........................... 600 34,562
Muninova Holdings, Inc. .................... 21,000 58,336
Musashi Seimitsu Industry Co. Ltd. ............. 3,700 74,660
Security Shares Value
a
Japan (continued)
Musashino Bank Ltd. (The) .................. 4,800 $ 84,517
Nabtesco Corp. .......................... 6,700 191,686
Nagase & Co. Ltd. ........................ 18,800 137,588
Nagoya Railroad Co. Ltd. ................... 11,800 140,058
Nakanishi, Inc. .......................... 3,800 74,287
Namura Shipbuilding Co. Ltd. ................ 3,100 93,288
NANKAI Co. Ltd. ......................... 5,400 104,850
Nanto Bank Ltd. (The) ..................... 7,600 93,340
Nextage Co. Ltd. ......................... 3,600 75,955
NGK Corp. ............................. 12,900 426,261
NH Foods Ltd. ........................... 5,100 201,068
NHK Spring Co. Ltd. ....................... 10,500 224,310
Nichias Corp. ........................... 9,900 214,202
Nichicon Corp. .......................... 2,500 42,791
Nichirei Corp. ........................... 12,400 167,522
Nifco, Inc. .............................. 3,300 109,033
Nihon Dengi Co. Ltd. ...................... 2,800 41,182
Nihon Kohden Corp. ....................... 10,100 95,153
Nihon M&A Center Holdings, Inc. .............. 21,900 93,823
Nihon Parkerizing Co. Ltd. ................... 5,900 64,687
Nikkiso Co. Ltd. .......................... 1,900 44,475
Nikkon Holdings Co. Ltd. .................... 5,700 196,257
Nikon Corp. ............................ 15,100 181,556
Nippn Corp. ............................ 7,000 128,640
Nippon Densetsu Kogyo Co. Ltd. .............. 2,700 66,645
Nippon Electric Glass Co. Ltd. ................ 4,000 120,737
NIPPON EXPRESS HOLDINGS, INC. ........... 11,800 425,344
Nippon Gas Co. Ltd. ....................... 6,400 122,235
Nippon Kayaku Co. Ltd. .................... 7,700 100,517
Nippon Light Metal Holdings Co. Ltd. ............ 4,500 84,870
Nippon Paper Industries Co. Ltd. .............. 5,400 47,773
Nippon Prologis REIT, Inc. ................... 408 222,605
NIPPON REIT Investment Corp. ............... 175 90,193
Nippon Seiki Co. Ltd. ...................... 2,100 35,760
Nippon Shinyaku Co. Ltd. ................... 4,200 93,199
Nippon Shokubai Co. Ltd. ................... 6,600 110,116
Nippon Soda Co. Ltd. ...................... 3,400 85,102
Nippon Television Holdings, Inc. ............... 3,600 68,396
Nipro Corp. ............................. 9,300 89,511
Nishimatsu Construction Co. Ltd. .............. 2,400 83,504
Nishi-Nippon Financial Holdings, Inc. ........... 7,000 212,597
Nishi-Nippon Railroad Co. Ltd. ................ 4,800 93,776
Nissan Chemical Corp. ..................... 7,300 374,046
Nissan Shatai Co. Ltd. ..................... 5,900 34,086
Nisshin Seifun Group, Inc. ................... 12,900 165,338
Nisshinbo Holdings, Inc. .................... 8,600 122,722
Nissin Foods Holdings Co. Ltd. ............... 12,400 231,898
Nissui Corp. ............................ 19,600 156,188
Niterra Co. Ltd. .......................... 9,600 498,778
Nitta Corp. ............................. 800 33,637
Nittetsu Mining Co. Ltd. ..................... 3,700 87,758
Nitto Boseki Co. Ltd. ....................... 8,500 168,468
Nitto Kogyo Corp. ........................ 1,200 33,161
NOF Corp. ............................. 12,200 206,402
Nohmi Bosai Ltd. ......................... 1,200 32,059
Nojima Corp. ............................ 13,000 103,903
NOK Corp. ............................. 5,000 96,055
Nomura Co. Ltd. ......................... 5,500 43,544
Nomura Micro Science Co. Ltd. ............... 1,800 39,388
Nomura Real Estate Holdings, Inc. ............. 33,400 194,441
Nomura Real Estate Master Fund, Inc. .......... 224 205,976
Noritake Co. Ltd. ......................... 2,200 50,589
Noritsu Koki Co. Ltd. ...................... 2,600 34,226
North Pacific Bank Ltd. ..................... 16,000 129,288

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
60
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
NS Solutions Corp. ....................... 3,500 $ 88,351
NS United Kaiun Kaisha Ltd. ................. 600 39,355
NSD Co. Ltd. ........................... 4,900 90,836
NSK Ltd. .............................. 22,700 156,460
NTN Corp. ............................. 40,500 94,431
NTT UD REIT Investment Corp. ............... 114 92,778
OBIC Business Consultants Co. Ltd. ............ 1,700 93,253
Odakyu Electric Railway Co. Ltd. .............. 14,000 156,083
Ogaki Kyoritsu Bank Ltd. (The) ................ 2,000 102,578
Ohsho Food Service Corp. .................. 2,900 53,752
Oita Bank Ltd. (The) ....................... 3,900 74,636
Oji Holdings Corp. ........................ 46,100 254,456
Okamura Corp. .......................... 3,600 53,807
Okasan Securities Group, Inc. ................ 8,300 63,872
Oki Electric Industry Co. Ltd. ................. 5,000 89,346
Okinawa Cellular Telephone Co. ............... 900 23,410
Okinawa Financial Group, Inc. ................ 800 37,254
OKUMA Corp. ........................... 3,500 104,483
Okumura Corp. .......................... 2,600 94,603
Omron Corp. ............................ 11,500 476,482
Ono Pharmaceutical Co. Ltd. ................. 23,800 365,282
Open House Group Co. Ltd. ................. 4,300 213,847
Open Up Group, Inc. ...................... 3,300 42,627
Optorun Co. Ltd. ......................... 2,000 32,803
Oracle Corp. Japan ....................... 1,900 112,075
Organo Corp. ........................... 1,900 153,272
Orient Corp. ............................ 6,800 36,830
Orix JREIT, Inc. .......................... 320 194,971
Osaka Soda Co. Ltd. ...................... 4,400 57,717
OSG Corp. ............................. 4,000 92,515
PAL GROUP Holdings Co. Ltd. ................ 7,200 68,099
Park24 Co. Ltd. .......................... 7,700 96,544
Penta-Ocean Construction Co. Ltd. ............. 16,400 148,438
PeptiDream, Inc.
(a) (b)
....................... 10,700 73,022
Persol Holdings Co. Ltd. .................... 114,900 216,648
Pigeon Corp. ............................ 6,900 91,357
PILLAR Corp. ........................... 1,000 63,172
Pilot Corp. ............................. 4,700 61,891
Plus Alpha Consulting Co. Ltd. ................ 1,900 26,637
Pola Orbis Holdings, Inc. .................... 5,500 48,186
PowerX, Inc.
(b)
........................... 600 6,804
Raito Kogyo Co. Ltd. ...................... 1,400 33,520
Rakus Co. Ltd. .......................... 9,700 70,641
Rakuten Bank Ltd.
(a) (b)
...................... 5,800 232,176
Relo Group, Inc. ......................... 5,500 76,027
Rengo Co. Ltd. .......................... 11,500 117,090
Resorttrust, Inc. .......................... 9,900 116,995
Ricoh Co. Ltd. ........................... 33,200 351,108
Rigaku Holdings Corp. ..................... 6,900 69,531
Riken Keiki Co. Ltd. ....................... 1,600 34,254
Rinnai Corp. ............................ 6,400 145,106
Rohm Co. Ltd. ........................... 19,200 581,004
Rohto Pharmaceutical Co. Ltd. ................ 11,900 227,996
Rorze Corp. ............................ 6,400 160,657
Round One Corp. ........................ 12,700 106,949
RS Technologies Co. Ltd. ................... 1,000 36,547
Ryoyo Ryosan Holdings, Inc. ................. 1,700 34,584
Saizeriya Co. Ltd. ........................ 2,200 97,337
Sakata INX Corp. ......................... 2,000 33,537
Sakata Seed Corp. ........................ 1,200 32,634
Sakura Internet, Inc. ....................... 2,100 51,315
San ju San Financial Group, Inc. .............. 4,000 56,049
San-A Co. Ltd. ........................... 2,500 52,660
San-Ai Obbli Co. Ltd. ...................... 3,000 45,777
Security Shares Value
a
Japan (continued)
Sangetsu Corp. .......................... 3,800 $ 76,538
San-In Godo Bank Ltd. (The) ................. 9,600 158,066
Sanken Electric Co. Ltd.
(a) (b)
.................. 1,400 63,663
Sanki Engineering Co. Ltd. .................. 6,100 92,093
Sankyo Co. Ltd. .......................... 11,300 141,810
Sankyu, Inc. ............................ 2,700 140,416
Sansan, Inc. ............................ 4,700 68,092
Santec Holdings Corp. ..................... 300 36,325
Santen Pharmaceutical Co. Ltd. ............... 17,500 205,698
Sanwa Holdings Corp. ..................... 11,200 254,287
Sanyo Chemical Industries Ltd. ............... 800 32,129
Sanyo Denki Co. Ltd. ...................... 2,100 72,152
Sapporo Breweries Ltd. .................... 20,100 237,364
Sawai Group Holdings Co. Ltd. ............... 6,600 65,996
Sega Sammy Holdings, Inc. .................. 9,300 180,643
Seibu Holdings, Inc. ....................... 12,700 272,508
Seiko Epson Corp. ........................ 17,200 346,139
Seiko Group Corp. ........................ 3,200 235,067
Seikoh Giken Co. Ltd.
(a)
.................... 2,500 89,788
Seino Holdings Co. Ltd. .................... 5,400 93,841
Seiren Co. Ltd. .......................... 3,900 85,164
Sekisui Chemical Co. Ltd. ................... 21,800 361,379
Sekisui House REIT, Inc. .................... 266 121,832
Senko Group Holdings Co. Ltd. ............... 7,900 110,535
Senshu Electric Co. Ltd. .................... 800 36,600
Senshu Ikeda Holdings, Inc. ................. 14,900 101,589
Septeni Holdings Co. Ltd. ................... 6,100 20,291
Seria Co. Ltd. ........................... 2,800 77,475
Seven Bank Ltd. ......................... 38,600 81,728
SG Holdings Co. Ltd. ...................... 20,300 192,199
Sharp Corp.
(b)
........................... 13,300 55,080
Shibaura Machine Co. Ltd. .................. 1,200 33,657
Shibaura Mechatronics Corp. ................. 3,800 95,476
SHIFT, Inc.
(a)
............................ 12,200 73,080
Shiga Bank Ltd. (The) ...................... 10,500 186,100
Shikoku Electric Power Co., Inc. ............... 9,300 114,391
Shikoku Kasei Holdings Corp. ................ 3,200 48,110
Shimadzu Corp. .......................... 14,100 360,569
Shimamura Co. Ltd. ....................... 8,000 163,956
Shin Nippon Air Technologies Co. Ltd. ........... 1,700 33,868
Shin-Etsu Polymer Co. Ltd. .................. 2,400 33,517
Shinmaywa Industries Ltd. ................... 3,200 39,526
Ship Healthcare Holdings, Inc. ................ 6,100 91,095
Shizuoka Financial Group, Inc. ................ 26,300 603,969
SHO-BOND Holdings Co. Ltd. ................ 9,200 73,399
Shochiku Co. Ltd. ........................ 500 33,052
Simplex Holdings, Inc. ..................... 11,300 88,258
Sinfonia Technology Co. Ltd. ................. 1,500 116,495
SKY Perfect JSAT Corp.. .................... 6,400 83,445
Skylark Holdings Co. Ltd. ................... 12,900 271,889
SMS Co. Ltd. ........................... 3,900 61,055
Socionext, Inc. .......................... 10,900 135,192
Sojitz Corp. ............................. 12,700 443,244
Sony Financial Group, Inc. .................. 449,800 440,571
Sotetsu Holdings, Inc. ...................... 4,700 77,375
Square Enix Holdings Co. Ltd. ................ 15,100 279,315
Stanley Electric Co. Ltd. .................... 5,900 133,527
Star Asia Investment Corp. .................. 155 51,855
Starts Corp., Inc. ......................... 2,800 82,761
Sugi Holdings Co. Ltd. ..................... 12,600 104,152
SUMCO Corp. ........................... 21,200 445,958
Sumitomo Bakelite Co. Ltd. .................. 3,900 181,713
Sumitomo Chemical Co. Ltd. ................. 96,300 342,762
Sumitomo Forestry Co. Ltd. .................. 31,200 262,313

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
Japan (continued)
Sumitomo Heavy Industries Ltd. ............... 6,600 $ 236,473
Sumitomo Osaka Cement Co. Ltd. ............. 2,500 88,851
Sumitomo Pharma Co. Ltd.
(b)
................. 14,400 140,042
Sumitomo Rubber Industries Ltd. .............. 10,200 142,545
Sumitomo Warehouse Co. Ltd. (The) ........... 3,100 81,841
Sun Corp. .............................. 600 31,745
Sundrug Co. Ltd. ......................... 4,300 100,454
Suruga Bank Ltd. ......................... 7,100 131,884
Suzuken Co. Ltd. ......................... 4,100 132,041
SWCC Corp. ............................ 1,700 157,437
Synspective, Inc.
(b)
........................ 4,400 41,077
Sysmex Corp. ........................... 27,900 343,411
Systena Corp. ........................... 23,600 67,720
Tadano Ltd. ............................ 6,500 56,155
Taihei Dengyo Kaisha Ltd. ................... 2,200 33,749
Taiheiyo Cement Corp. ..................... 6,100 161,195
Taikisha Ltd. ............................ 3,500 86,020
Taiyo Holdings Co. Ltd. ..................... 4,100 121,098
Taiyo Yuden Co. Ltd. ...................... 7,400 420,520
Takara Holdings, Inc. ...................... 8,900 118,317
Takara Standard Co. Ltd. ................... 1,700 33,698
Takasago International Corp. ................. 4,400 37,104
Takasago Thermal Engineering Co. Ltd. ......... 5,800 156,208
Takashimaya Co. Ltd. ...................... 15,300 224,116
Takeuchi Manufacturing Co. Ltd. .............. 1,800 85,510
Takuma Co. Ltd. ......................... 3,400 64,043
Tamron Co. Ltd. .......................... 8,300 71,711
TBS Holdings, Inc. ........................ 2,100 78,981
Teijin Ltd. .............................. 12,600 138,108
Tekscend Photomask Corp. .................. 2,800 65,376
THK Co. Ltd. ............................ 6,400 263,582
Timee, Inc.
(b)
............................ 4,400 48,861
TISI, Inc. .............................. 12,100 300,365
Toa Corp. .............................. 4,600 60,575
Toagosei Co. Ltd. ......................... 4,900 57,340
Tobu Railway Co. Ltd. ...................... 12,000 225,727
Tocalo Co. Ltd. .......................... 4,500 77,572
Toda Corp. ............................. 12,600 120,616
Toei Animation Co. Ltd. ..................... 5,400 103,301
Toei Co. Ltd. ............................ 1,200 45,236
Toenec Corp. ........................... 2,500 34,111
Toho Bank Ltd. (The) ...................... 11,500 71,069
Toho Gas Co. Ltd. ........................ 15,200 118,094
Toho Holdings Co. Ltd. ..................... 3,600 88,936
Tohoku Electric Power Co., Inc. ............... 31,200 259,293
Tokai Carbon Co. Ltd. ...................... 11,500 129,831
TOKAI Holdings Corp. ..................... 7,900 64,676
Tokai Rika Co. Ltd. ........................ 4,300 85,197
Tokai Tokyo Financial Holdings, Inc. ............ 14,600 83,790
Tokuyama Corp. ......................... 3,900 97,783
Tokyo Century Corp. ....................... 8,900 149,717
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 95,900 322,000
Tokyo Electron Device Ltd. .................. 1,300 34,675
Tokyo Kiraboshi Financial Group, Inc. ........... 11,200 121,480
Tokyo Metro Co. Ltd. ...................... 17,000 156,538
Tokyo Ohka Kogyo Co. Ltd. .................. 5,800 308,825
Tokyo Seimitsu Co. Ltd. .................... 2,400 263,806
Tokyo Steel Manufacturing Co. Ltd. ............. 3,300 35,547
Tokyo Tatemono Co. Ltd. .................... 11,300 243,009
Tokyu Construction Co. Ltd. .................. 6,900 50,938
Tokyu Corp. ............................ 29,800 309,738
Tokyu Fudosan Holdings Corp. ................ 37,500 311,219
Tokyu REIT, Inc. ......................... 46 53,227
TOMONY Holdings, Inc. .................... 10,200 71,348
Security Shares Value
a
Japan (continued)
Tomy Co. Ltd. ........................... 4,700 $ 110,121
Topre Corp. ............................. 1,700 35,697
Toridoll Holdings Corp.
(a)
.................... 3,500 95,560
Tosei Corp. ............................. 3,300 37,862
Toshiba TEC Corp. ........................ 1,700 33,511
Tosoh Corp. ............................ 16,700 277,471
Totetsu Kogyo Co. Ltd. ..................... 1,300 32,337
TOTO Ltd. ............................. 8,000 318,786
Towa Corp.
(a)
............................ 4,400 63,803
Towa Pharmaceutical Co. Ltd. ................ 1,400 34,090
Toyo Engineering Corp.
(b)
................... 3,200 53,024
Toyo Seikan Group Holdings Ltd. .............. 6,000 168,764
Toyo Suisan Kaisha Ltd. .................... 5,300 347,472
Toyo Tanso Co. Ltd. ....................... 800 33,984
Toyo Tire Corp. .......................... 7,400 173,329
Toyobo Co. Ltd. .......................... 4,800 49,999
Toyoda Gosei Co. Ltd. ..................... 4,600 157,490
Toyota Boshoku Corp. ..................... 5,100 72,417
Transcosmos, Inc. ........................ 3,600 83,742
TRE Holdings Corp. ....................... 2,800 33,572
Trend Micro, Inc. ......................... 7,600 285,260
Tri Chemical Laboratories, Inc. ................ 2,300 43,980
Trial Holdings, Inc.
(a)
....................... 3,000 75,367
TS Tech Co. Ltd. ......................... 4,800 55,376
Tsubakimoto Chain Co. ..................... 5,100 86,388
Tsuburaya Fields Holdings, Inc. ............... 2,600 42,473
Tsugami Corp. ........................... 2,100 69,230
Tsumura & Co. .......................... 4,000 94,716
Tsuruha Holdings, Inc. ..................... 13,100 189,345
UACJ Corp. ............................ 9,700 141,368
UBE Corp. ............................. 5,700 126,824
Ulvac, Inc. ............................. 2,800 130,019
Umios Corp. ............................ 1,800 14,586
U-Next Holdings Co. Ltd.
(a)
.................. 6,700 72,651
Union Tool Co. .......................... 500 43,687
United Super Markets Holdings, Inc. ............ 6,300 32,141
United Urban Investment Corp. ............... 163 163,979
Ushio, Inc. ............................. 3,800 91,807
USS Co. Ltd. ............................ 23,000 286,834
UT Group Co. Ltd. ........................ 28,500 42,538
Valor Holdings Co. Ltd. ..................... 2,100 43,016
Visional, Inc.
(b)
........................... 1,800 107,143
Wacoal Holdings Corp. ..................... 2,500 66,510
Wacom Co. Ltd. .......................... 7,100 36,944
WingArc1st, Inc. ......................... 1,600 34,538
Workman Co. Ltd. ........................ 1,600 62,340
Yakult Honsha Co. Ltd. ..................... 13,200 233,946
YAMABIKO Corp. ........................ 1,300 35,738
Yamada Holdings Co. Ltd. ................... 32,600 146,066
Yamaguchi Financial Group, Inc. .............. 10,800 218,068
Yamaha Corp. ........................... 24,400 204,119
Yamaichi Electronics Co. Ltd. ................. 1,100 55,068
Yamanashi Chuo Bank Ltd. (The) .............. 1,600 73,461
Yamato Holdings Co. Ltd. ................... 15,600 190,176
Yamato Kogyo Co. Ltd. ..................... 2,200 171,616
Yamazaki Baking Co. Ltd. ................... 7,300 169,211
Yaskawa Electric Corp. ..................... 13,900 412,018
Yodoko Ltd. ............................ 9,000 80,278
Yokohama Rubber Co. Ltd. (The) .............. 7,500 346,185
Yonex Co. Ltd. ........................... 3,300 57,284
Yoshinoya Holdings Co. Ltd.
(a)
................ 3,900 93,380
Yurtec Corp. ............................ 2,100 33,580
Zenkoku Hosho Co. Ltd. .................... 6,200 124,582
Zeon Corp. ............................. 8,800 137,852

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
62
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
ZOZO, Inc. ............................. 21,500 $ 154,706
83,070,782
a
Jersey  —  0 .0%
Rosebank Industries PLC
(b)
.................. 52,919 248,714
a
Netherlands  —  0 .6%
Aalberts N.V. ............................ 5,891 300,239
Acomo N.V. ............................ 1,407 39,489
Allfunds Group PLC ....................... 18,171 187,100
AMG Critical Materials N.V. .................. 1,703 64,436
Arcadis N.V. ............................ 4,310 223,370
Argo Properties N.V.
(a) (b)
.................... 1,195 52,395
Basic-Fit N.V.
(b) (d)
......................... 2,915 113,485
Constellium SE , Class A
(b)
................... 7,150 188,974
Corbion N.V. ............................ 3,101 72,773
Eurocommercial Properties N.V. ............... 2,636 82,880
Flow Traders Ltd.
(b)
........................ 2,639 89,683
Fugro N.V.
(a)
............................ 6,947 72,243
Havas N.V. ............................. 2,481 52,781
IMCD N.V. ............................. 3,619 421,014
Koninklijke BAM Groep N.V. ................. 15,999 216,034
Koninklijke Heijmans N.V. ................... 1,521 156,427
Koninklijke Vopak N.V. ..................... 3,473 193,896
OCI N.V.
(b)
............................. 6,482 30,640
Pharming Group N.V.
(a) (b)
.................... 44,524 51,099
Pharvaris N.V.
(a) (b)
......................... 1,399 48,419
Randstad N.V. ........................... 6,232 292,892
SBM Offshore N.V. ........................ 6,418 262,551
Signify N.V.
(d)
............................ 8,179 146,310
Sligro Food Group N.V.
(a)
.................... 1,917 23,494
TKH Group N.V. ......................... 2,450 147,249
TomTom N.V.
(a) (b)
......................... 5,705 27,471
Van Lanschot Kempen N.V. .................. 1,706 131,966
Wereldhave N.V. ......................... 3,101 67,046
3,756,356
a
New Zealand  —  0 .1%
Air New Zealand Ltd. ...................... 118,285 27,294
Fletcher Building Ltd.
(b)
..................... 63,871 150,470
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 64,057 76,520
Kiwi Property Group Ltd. .................... 137,014 74,585
Mercury NZ Ltd. .......................... 42,665 169,139
Ryman Healthcare Ltd.
(b)
.................... 54,354 67,570
Spark New Zealand Ltd. .................... 109,604 138,773
704,351
a
Norway  —  0 .9%
Aker ASA , Class A ........................ 1,335 224,887
Aker Solutions ASA ....................... 22,205 102,960
Atea ASA .............................. 4,682 89,481
Austevoll Seafood ASA ..................... 6,675 63,366
B2 Impact ASA .......................... 11,479 32,368
Bakkafrost P/F .......................... 3,008 146,502
BLUENORD ASA
(b)
....................... 1,428 84,496
BW LPG Ltd.
(d)
.......................... 5,705 138,308
Cadeler A.S.
(a) (b)
.......................... 13,581 85,090
DNO ASA .............................. 34,044 65,693
DOF Group ASA ......................... 8,806 125,346
Elkem ASA
(b) (d)
........................... 20,309 71,381
Elopak ASA ............................ 9,736 38,762
Entra ASA
(d)
............................ 4,124 46,520
Europris ASA
(d)
.......................... 9,457 89,215
Frontline PLC ........................... 8,620 380,615
Security Shares Value
a
Norway (continued)
Hoegh Autoliners ASA ..................... 6,538 $ 120,282
Kitron ASA ............................. 11,875 117,000
Kongsberg Maritime A.S.
(b)
.................. 26,970 165,681
Leroy Seafood Group ASA ................... 14,418 70,038
LINK Mobility Group Holding ASA
(b)
............. 15,379 41,460
MPC Container Ships ASA .................. 28,711 81,950
NORBIT ASA ........................... 2,133 37,863
Norconsult Norge A.S. ..................... 18,053 74,594
Nordic Semiconductor ASA
(b)
................. 10,945 194,544
Norwegian Air Shuttle ASA .................. 53,391 73,773
Odfjell Drilling Ltd. ........................ 6,761 68,306
PPI Public Property Invest AB ................ 13,983 27,192
Protector Forsikring ASA
(a)
................... 3,293 168,141
SATS ASA
(b)
............................ 10,681 51,375
Scatec ASA
(b) (d)
.......................... 7,597 78,389
Seadrill Ltd.
(b)
........................... 3,520 171,494
SpareBank 1 Nord Norge ................... 5,393 98,351
Sparebank 1 Oestlandet .................... 4,217 89,975
SpareBank 1 SMN ........................ 7,848 177,826
SpareBank 1 Sor-Norge ASA ................. 12,564 300,916
Stolt-Nielsen Ltd. ......................... 1,706 60,126
Storebrand ASA .......................... 22,486 492,648
Subsea 7 SA ............................ 13,396 494,335
TGS ASA .............................. 11,689 170,335
TOMRA Systems ASA ..................... 13,210 152,613
Vend Marketplaces ASA , Class B .............. 9,289 257,298
Wallenius Wilhelmsen ASA , Class B ............ 6,296 109,563
5,731,058
a
Portugal  —  0 .1%
Altri SGPS SA ........................... 5,891 32,069
CTT-Correios de Portugal SA ................. 5,426 41,284
Mota-Engil SGPS SA
(a)
..................... 5,545 30,575
Navigator Co. SA (The) ..................... 15,069 56,783
NOS SGPS SA .......................... 12,280 71,747
REN - Redes Energeticas Nacionais SGPS SA ..... 23,750 96,657
Sonae SGPS SA ......................... 50,973 118,581
447,696
a
Singapore  —  0 .8%
AEM Holdings Ltd. ........................ 13,700 95,611
AIMS APAC REIT ........................ 40,500 47,462
Bitdeer Technologies Group , Class A
(a) (b)
......... 11,343 123,072
CapitaLand Ascott Trust .................... 127,800 85,935
CapitaLand China Trust
(a)
................... 96,300 48,855
Capitaland India Trust ...................... 87,000 66,688
CDL Hospitality Trusts ..................... 77,700 46,418
City Developments Ltd. ..................... 31,200 204,026
ComfortDelGro Corp. Ltd.
(a)
.................. 115,400 116,978
Digital Core REIT Management Pte Ltd. ......... 68,400 34,542
ESR-REIT ............................. 21,680 39,060
Far East Hospitality Trust ................... 77,700 34,232
First Resources Ltd. ....................... 31,200 112,174
Frasers Centrepoint Trust
(a)
.................. 80,500 137,438
Frasers Logistics & Commercial Trust
(a)
.......... 189,200 139,069
Genting Singapore Ltd.
(a)
.................... 364,700 180,470
Golden Agri-Resources Ltd. .................. 375,200 92,981
Hafnia Ltd. ............................. 18,264 154,224
Haw Par Corp. Ltd. ....................... 3,400 39,257
Hutchison Port Holdings Trust ................ 328,700 67,383
iFAST Corp. Ltd.
(a)
........................ 12,600 87,945
Keppel DC REIT ......................... 123,700 213,989
Keppel Infrastructure Trust .................. 179,900 73,580
Keppel REIT
(a)
........................... 197,375 135,860
Lendlease Global Commercial REIT ............ 203,726 90,462

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
63
Schedule of Investments
Security Shares Value
a
Singapore (continued)
Mapletree Industrial Trust
(a)
.................. 131,900 $ 201,154
Mapletree Logistics Trust
(a)
.................. 218,200 200,742
Mapletree Pan Asia Commercial Trust ........... 124,900 124,723
NETLINK NBN TRUST ..................... 177,400 136,077
NTT DC REIT ........................... 45,200 43,127
Olam Group Ltd.
(a)
........................ 68,400 56,486
Parkway Life REIT ........................ 21,400 70,037
Raffles Medical Group Ltd. .................. 59,100 40,218
Riverstone Holdings Ltd.
(a)
................... 68,400 42,782
SATS Ltd. .............................. 59,100 182,055
Seatrium Ltd.
(a)
.......................... 141,800 239,573
Sembcorp Industries Ltd. ................... 51,100 237,623
Sheng Siong Group Ltd. .................... 49,800 126,052
SIA Engineering Co. Ltd. .................... 14,100 34,489
Singapore Post Ltd.
(a)
...................... 105,600 28,246
Starhill Global REIT ....................... 77,700 32,083
StarHub Ltd.
(a)
........................... 40,500 35,999
Stoneweg Europe Stapled Trust , NVS ........... 31,200 56,518
Suntec REIT ............................ 114,900 131,941
UMS Integration Ltd. ...................... 36,150 75,541
UOB-Kay Hian Holdings Ltd. ................. 20,900 67,357
UOL Group Ltd. .......................... 31,200 222,390
Venture Corp. Ltd. ........................ 16,200 215,300
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 207,800 32,633
Yangzijiang Maritime Development Ltd.
(a)
......... 134,600 61,888
5,162,745
a
Spain  —  0 .5%
Acerinox SA ............................ 11,131 231,270
Almirall SA ............................. 4,610 55,259
Atresmedia Corp. de Medios de Comunicacion SA .. 7,003 41,864
CIE Automotive SA ........................ 2,543 74,150
Colonial SFL Socimi SA .................... 17,184 105,963
Construcciones y Auxiliar de Ferrocarriles SA ...... 1,335 110,097
Distribuidora Internacional de Alimentacion SA
(b)
.... 1,168 51,512
Elecnor SA ............................. 2,381 86,560
Enagas SA ............................. 14,151 276,925
Ence Energia y Celulosa SA
(a) (b)
............... 10,666 31,427
Fluidra SA ............................. 5,705 128,480
Gestamp Automocion SA
(d)
.................. 13,953 48,222
Grenergy Renovables SA
(b)
.................. 963 99,124
Grifols SA
(a)
............................. 15,972 181,856
HBX Group International PLC ................ 4,482 39,329
Laboratorios Farmaceuticos Rovi SA ............ 1,335 93,857
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 32,746 50,451
Logista Integral SA ........................ 3,566 149,371
Melia Hotels International SA ................. 7,505 87,141
Merlin Properties Socimi SA ................. 25,777 400,087
Neinor Homes SA
(b) (d)
...................... 2,687 48,389
Pharma Mar SA
(b)
......................... 777 73,398
Prosegur Cia de Seguridad SA ................ 8,155 27,303
Sacyr SA .............................. 31,922 156,996
Solaria Energia y Medio Ambiente SA
(b)
.......... 4,221 82,963
Tecnicas Reunidas SA
(b)
.................... 2,620 80,229
Unicaja Banco SA
(d)
....................... 61,174 250,383
Vidrala SA ............................. 1,389 144,799
Viscofan SA ............................ 2,549 169,385
3,376,790
a
Sweden  —  1 .7%
AAK AB
(a)
.............................. 10,759 223,109
AcadeMedia AB
(d)
......................... 5,147 54,492
AddLife AB , Class B ....................... 7,040 123,017
AFRY AB .............................. 5,891 63,156
Security Shares Value
a
Sweden (continued)
Alimak Group AB
(d)
........................ 4,124 $ 56,095
Alleima AB ............................. 11,224 143,181
Altra Fastigheter AB ....................... 9,922 77,775
Ambea AB
(d)
............................ 4,775 85,554
Apotea AB ............................. 3,456 27,952
AQ Group AB ........................... 3,566 80,505
Arjo AB , Class B ......................... 14,046 41,123
Asker Healthcare Group AB .................. 12,686 97,306
Asmodee Group AB , Class B
(b)
................ 9,768 157,118
Atrium Ljungberg AB , Class B ................ 18,264 47,772
Attendo AB
(d)
............................ 6,668 83,105
Avanza Bank Holding AB ................... 7,505 314,421
Axfood AB ............................. 6,482 165,177
Betsson AB , Class B ...................... 7,416 71,444
Better Collective A.S.
(b)
..................... 2,915 36,184
Bilia AB , Class A ......................... 4,217 64,416
Billerud AB ............................. 13,396 111,990
BioArctic AB , Class B
(a) (d)
.................... 3,041 100,849
BioGaia AB , Class B ....................... 5,779 69,104
BoneSupport Holding AB
(a) (b) (d)
................ 3,101 70,558
Boozt AB
(b) (d)
............................ 4,310 67,501
Bravida Holding AB
(d)
...................... 12,187 177,329
Bufab AB .............................. 7,969 111,137
Bure Equity AB .......................... 3,380 110,879
Camurus AB
(a) (b)
.......................... 2,171 132,185
Castellum AB ........................... 19,671 268,748
Catena AB ............................. 2,729 107,994
Cibus Real Estate AB publ ................... 3,752 54,979
Clas Ohlson AB , Class B .................... 2,636 126,955
Cloetta AB , Class B ....................... 12,990 77,565
Creades AB , Class A ...................... 2,679 25,353
Dios Fastigheter AB ....................... 8,527 57,104
Dometic Group AB
(b) (d)
...................... 18,171 42,181
Dynavox Group AB
(a)
...................... 5,043 39,315
Electrolux AB , Class B
(b)
.................... 34,734 101,233
Electrolux Professional AB , Class B ............ 14,139 72,025
Elekta AB , Class B ........................ 20,906 118,341
Embracer Group AB , Class B
(a) (b)
.............. 7,133 53,323
Engcon AB , Class B ....................... 3,101 22,322
Fabege AB ............................. 4,752 35,485
Fastighets AB Balder , Class B
(b)
............... 38,117 208,957
Getinge AB , Class B ....................... 13,581 344,725
Granges AB ............................ 6,389 120,165
Hacksaw AB ............................ 3,882 32,080
Hanza AB .............................. 2,290 34,516
Hexatronic Group AB
(b)
..................... 12,026 50,464
Hexpol AB ............................. 15,720 158,436
HMS Networks AB ........................ 1,985 107,642
Hoist Finance AB
(d)
........................ 2,948 67,205
Holmen AB , Class B ....................... 4,144 141,560
Hufvudstaden AB , Class A ................... 6,668 81,714
Husqvarna AB , Class B ..................... 19,136 76,044
Instalco AB ............................. 16,464 65,026
Intea Fastigheter AB , Class B ................ 6,889 52,356
Intrum AB
(b)
............................. 161,745 63,795
Invisio AB
(a)
............................. 2,171 51,931
Inwido AB .............................. 3,101 56,886
JM AB
(a)
............................... 4,217 57,090
Kinnevik AB , Class B
(b)
..................... 14,511 92,682
Lagercrantz Group AB , Class B ............... 12,007 281,338
Lindab International AB ..................... 4,496 61,257
Logistea AB , Class B ...................... 19,959 27,262
Loomis AB , Class B ....................... 4,217 238,111
Medcap AB
(b)
............................ 744 43,540

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
64
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Medicover AB , Class B ..................... 3,938 $ 99,559
Mildef Group AB ......................... 2,421 58,428
MIPS AB .............................. 1,613 62,843
Modern Times Group MTG AB , Class B
(b)
......... 4,932 68,231
Munters Group AB
(d)
....................... 7,690 134,463
Mycronic AB ............................ 9,364 318,589
NCAB Group AB ......................... 10,573 87,320
NCC AB , Class B ......................... 4,961 93,032
New Wave Group AB , Class B ................ 5,240 47,833
NOBA Bank Group AB ..................... 10,667 95,958
Nolato AB , Class B ........................ 11,503 63,794
Nordnet AB publ ......................... 8,248 309,964
Norion Bank AB
(b)
......................... 5,426 37,962
NP3 Fastigheter AB ....................... 3,509 92,452
Octave Intelligence PLC
(b)
................... 13,584 270,541
Pandox AB , Class B ....................... 6,389 112,924
Paradox Interactive AB ..................... 2,589 38,952
Peab AB , Class B ........................ 10,108 103,610
Platzer Fastigheter Holding AB , Class B ......... 4,403 32,848
Plejd AB
(b)
.............................. 497 50,958
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
2,751 34,635
Ratos AB , Class B ........................ 15,162 60,119
RaySearch Laboratories AB , Class B ........... 1,742 32,749
Roko AB , Class B
(a) (b)
...................... 372 73,246
Rusta AB .............................. 4,496 38,076
Sagax AB , Class B ........................ 14,700 253,549
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 88,272 27,799
Scandic Hotels Group AB
(d)
.................. 9,085 84,924
Sdiptech AB , Class B
(b)
..................... 2,171 59,059
Sectra AB , Class B ........................ 8,155 250,608
Sinch AB
(b) (d)
............................ 32,262 156,435
Sivers Semiconductors AB
(a) (b)
................ 15,693 43,601
SkiStar AB ............................. 2,543 43,092
SSAB AB , Class A ........................ 13,210 142,091
SSAB AB , Class B ........................ 34,590 374,461
Storskogen Group AB , Class B ................ 82,660 95,467
Storytel AB ............................. 3,007 34,202
Svolder AB , Class B ....................... 5,586 33,482
Sweco AB , Class B ....................... 13,131 176,094
Synsam AB ............................. 7,783 47,705
Thule Group AB
(d)
......................... 6,482 138,428
Troax Group AB .......................... 2,636 40,753
VBG Group AB , Class B .................... 1,242 40,559
Vimian Group AB
(a) (b)
....................... 13,918 50,945
Vitec Software Group AB , Class B ............. 1,985 57,254
Vitrolife AB ............................. 4,403 43,541
Volvo Car AB , Class B
(b)
.................... 37,174 76,190
Wallenstam AB , Class B .................... 21,053 86,479
Wihlborgs Fastigheter AB ................... 16,464 132,199
Xvivo Perfusion AB
(a) (b)
..................... 1,521 41,848
11,631,990
a
Switzerland  —  1 .4%
Accelleron Industries AG .................... 5,916 532,722
Adecco Group AG , Registered ................ 10,015 297,773
Allreal Holding AG , Registered ................ 913 223,965
ALSO Holding AG , Registered ................ 405 96,847
ams-OSRAM AG
(b)
........................ 5,891 133,358
Aryzta AG
(a) (b)
........................... 1,341 68,254
Autoneum Holding AG ..................... 219 34,674
Bachem Holding AG , Class B
(a)
............... 2,078 194,277
Basilea Pharmaceutica Ag Allschwil , Registered
(b)
... 790 62,019
Bossard Holding AG , Class A, Registered ........ 405 118,239
Bucher Industries AG , Registered .............. 405 158,340
Burckhardt Compression Holding AG
(a)
.......... 174 109,963
Security Shares Value
a
Switzerland (continued)
Burkhalter Holding AG ..................... 440 $ 71,322
Cembra Money Bank AG .................... 1,799 197,175
Cie Financiere Tradition SA , Bearer ............ 113 37,862
Clariant AG , Registered
(b)
................... 12,838 172,384
Comet Holding AG , Registered ................ 487 200,118
Cosmo N.V. ............................ 684 46,880
Daetwyler Holding AG , Bearer ................ 498 82,466
DKSH Holding AG ........................ 2,171 176,863
dormakaba Holding AG ..................... 1,892 135,215
Dottikon Es Holding AG , Registered
(b)
........... 212 71,574
EFG International AG
(b)
..................... 5,612 110,900
Emmi AG , Registered ...................... 126 131,089
Flughafen Zurich AG , Registered .............. 1,177 303,857
Forbo Holding AG , Registered ................ 58 69,826
Galenica AG
(d)
........................... 3,145 322,961
Georg Fischer AG , Registered ................ 4,682 324,522
Hiag Immobilien Holding AG ................. 41 6,431
Huber + Suhner AG , Registered ............... 870 178,935
Idorsia Ltd.
(b)
............................ 9,017 55,025
Implenia AG , Registered .................... 963 78,817
Inficon Holding AG , Registered ................ 963 198,349
Interroll Holding AG , Registered ............... 34 67,627
Intershop Holding AG ...................... 405 79,926
Jungfraubahn Holding AG , Registered ........... 307 97,643
Kardex Holding AG , Registered ............... 405 129,408
Kuros Biosciences AG , Registered
(a) (b)
........... 1,812 43,921
Landis+Gyr Group AG
(b)
.................... 1,521 87,406
Liechtensteinische Landesbank AG ............. 338 46,831
Medacta Group SA
(d)
...................... 405 63,228
Mobilezone Holding AG , Registered ............ 2,915 47,356
Mobimo Holding AG , Registered ............... 437 185,044
Montana Aerospace AG
(b) (d)
.................. 2,078 60,424
OC Oerlikon Corp. AG , Registered ............. 12,652 80,764
PolyPeptide Group AG
(b) (d)
................... 772 42,069
PSP Swiss Property AG , Registered ............ 2,146 385,826
R&S Group Holding AG
(b)
................... 1,529 36,184
Sensirion Holding AG
(b) (d)
.................... 684 68,558
SFS Group AG .......................... 1,056 175,842
Siegfried Holding AG , Registered
(b)
............. 2,309 206,577
SIG Group AG
(b)
.......................... 18,417 311,050
SKAN Group AG ......................... 777 62,052
SMG Swiss Marketplace Group AG
(d)
........... 1,514 60,228
Softwareone Holding AG
(b)
................... 10,155 119,408
Stadler Rail AG
(a)
......................... 3,287 121,291
Sulzer AG , Registered ..................... 1,149 228,165
Sunrise Communications AG , Class A
(b)
.......... 3,938 207,566
Swissquote Group Holding SA , Registered ........ 6,840 354,144
Tecan Group AG , Registered ................. 685 167,261
Temenos AG , Registered ................... 2,998 275,656
TX Group AG ........................... 231 46,580
Valiant Holding AG , Registered ............... 902 166,932
Vaudoise Assurances Holding SA .............. 73 69,175
Vontobel Holding AG , Registered .............. 1,799 207,315
Ypsomed Holding AG , Registered
(a)
............. 225 110,576
Zehnder Group AG , Registered ............... 684 61,408
9,476,443
a
United Kingdom  —  4 .4%
4imprint Group PLC ....................... 1,706 103,561
Aberdeen Group PLC ...................... 112,892 381,081
Advanced Medical Solutions Group PLC ......... 13,860 52,662
AG Barr PLC ............................ 6,668 53,849
AJ Bell PLC ............................ 19,658 160,259
Alfa Financial Software Holdings PLC
(d)
.......... 19,116 43,116
AO World PLC .......................... 25,828 33,177

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Applied Nutrition PLC
(b)
..................... 7,690 $ 32,979
Ashmore Group PLC ...................... 27,502 82,730
ATALAYA MINING COPPER SA ............... 5,860 85,508
Autotrader Group PLC
(d)
.................... 50,407 357,514
Avon Technologies PLC .................... 1,825 45,847
B&M European Value Retail PLC .............. 58,215 186,460
Babcock International Group PLC .............. 15,720 222,504
Balfour Beatty PLC ....................... 30,697 363,935
Baltic Classifieds Group PLC ................. 27,316 77,967
Barratt Redrow PLC ....................... 77,799 331,631
Beazley PLC ............................ 33,155 580,208
Bellway PLC ............................ 7,040 204,963
Berkeley Group Holdings PLC (The)
(b)
........... 6,127 294,503
Big Yellow Group PLC ..................... 11,503 135,594
Bodycote PLC ........................... 10,852 133,297
Breedon Group PLC ....................... 16,371 78,749
Bridgepoint Group PLC
(d)
.................... 23,055 99,461
British Land Co. PLC (The) .................. 64,255 366,349
Burberry Group PLC
(b)
..................... 21,332 308,777
Bytes Technology Group PLC ................ 13,581 80,712
Ceres Power Holdings PLC
(b)
................. 8,615 44,827
Chemring Group PLC ...................... 16,278 120,305
Chesnara PLC .......................... 21,288 108,458
Clarkson PLC ........................... 1,342 92,103
Close Brothers Group PLC
(b)
................. 9,159 51,206
CMC Markets PLC
(d)
....................... 6,413 62,747
Coats Group PLC ........................ 123,269 134,675
Cohort PLC
(a)
........................... 2,157 35,292
Computacenter PLC ....................... 3,571 272,567
Convatec Group PLC
(d)
..................... 97,450 297,494
Cranswick PLC .......................... 3,194 233,272
Croda International PLC .................... 7,939 369,069
Currys PLC ............................. 60,710 124,261
CVS Group PLC ......................... 4,310 76,755
DCC Energy PLC ........................ 5,212 447,726
Derwent London PLC ...................... 6,203 172,136
DiscoverIE Group PLC ..................... 6,482 71,407
Diversified Energy Co. ..................... 4,023 59,902
Domino's Pizza Group PLC .................. 21,146 60,263
Dr Martens PLC .......................... 45,919 48,283
Drax Group PLC ......................... 21,890 229,872
Dunelm Group PLC ....................... 7,876 92,678
easyJet PLC ............................ 18,078 162,145
Elementis PLC .......................... 35,160 82,992
Energean PLC .......................... 9,271 92,081
Entain PLC ............................. 36,365 247,839
Establishment Labs Holdings, Inc.
(b)
............ 994 68,914
Fevertree Drinks PLC ...................... 6,296 72,813
Firstgroup PLC .......................... 32,649 79,189
Foresight Group Holdings Ltd. ................ 6,191 41,373
Frasers Group PLC
(b)
...................... 6,761 76,267
Games Workshop Group PLC ................ 1,968 488,013
Gamma Communications PLC ................ 5,426 83,815
GB Group PLC .......................... 15,069 33,119
Genuit Group PLC ........................ 14,790 54,706
Genus PLC ............................. 4,390 138,121
Georgia Capital PLC
(b)
..................... 1,818 107,591
Goodwin PLC ........................... 138 34,518
Grafton Group PLC , CDI .................... 10,573 147,817
Grainger PLC ........................... 41,921 97,725
Great Portland Estates PLC .................. 20,495 92,905
Greatland Resources Ltd.
(b)
.................. 29,928 256,114
Greencore Group PLC ..................... 33,448 120,919
Greggs PLC ............................ 6,482 161,170
Security Shares Value
a
United Kingdom (continued)
Hammerson PLC ......................... 27,781 $ 140,608
Harbour Energy PLC ...................... 47,540 166,255
Hays PLC .............................. 94,628 98,538
Helios Towers PLC ........................ 43,780 119,507
Hikma Pharmaceuticals PLC ................. 10,129 220,437
Hill & Smith PLC ......................... 4,775 192,237
Hilton Food Group PLC ..................... 3,938 33,937
Hiscox Ltd. ............................. 20,216 500,171
Hochschild Mining PLC ..................... 21,154 187,114
Hollywood Bowl Group PLC .................. 10,294 38,986
Howden Joinery Group PLC ................. 32,649 346,994
Hunting PLC ............................ 10,480 58,009
ICG PLC .............................. 16,639 448,647
IG Group Holdings PLC .................... 19,370 367,449
IMI PLC ............................... 14,872 619,581
Inchcape PLC ........................... 18,142 208,828
IntegraFin Holdings PLC .................... 17,965 97,005
International Workplace Group PLC ............ 45,175 114,791
Investec PLC ........................... 37,610 334,621
IP Group PLC
(b)
.......................... 75,653 74,232
ITM Power PLC
(b)
......................... 29,011 40,573
ITV PLC ............................... 201,317 192,476
J D Wetherspoon PLC ..................... 5,891 67,969
JD Sports Fashion PLC .................... 119,910 139,051
JET2 PLC .............................. 6,038 122,693
Johnson Matthey PLC ..................... 7,743 236,313
Johnson Service Group PLC ................. 27,223 54,432
Jupiter Fund Management PLC ............... 21,148 48,367
Kainos Group PLC ........................ 5,891 98,485
Keller Group PLC ........................ 4,124 168,454
Kier Group PLC .......................... 31,440 110,226
Klarna Group PLC
(a) (b)
...................... 3,690 54,206
Lancashire Holdings Ltd. .................... 10,935 90,330
Lion Finance Group PLC .................... 2,103 378,756
LondonMetric Property PLC .................. 139,491 353,515
Man Group PLC ......................... 70,692 293,229
ME GROUP INTERNATIONAL PLC ............ 20,500 36,055
Metro Bank Holdings PLC
(b)
.................. 20,997 49,220
Michael Page PLC ........................ 18,543 55,229
Mitchells & Butlers PLC
(b)
................... 17,580 67,056
Mitie Group PLC ......................... 72,173 203,999
Molten Ventures PLC
(b)
..................... 12,373 117,079
Mondi PLC ............................. 26,570 308,848
MONY Group PLC ........................ 30,325 83,260
Moonpig Group PLC ....................... 19,380 76,942
Morgan Advanced Materials PLC .............. 19,194 62,050
Morgan Sindall Group PLC .................. 2,729 162,703
MP Evans Group PLC ..................... 2,384 58,081
Ninety One PLC ......................... 25,085 72,875
Ocado Group PLC
(b)
....................... 32,184 103,256
OSB Group PLC ......................... 21,934 151,441
OXB
(a) (b)
............................... 5,071 36,005
Oxford Instruments PLC .................... 3,473 133,648
Oxford Nanopore Technologies PLC
(b)
........... 38,726 92,406
Pan African Resources PLC ................. 138,545 252,064
Paragon Banking Group PLC ................. 11,697 125,408
Pennon Group PLC ....................... 29,086 187,769
Persimmon PLC ......................... 19,008 300,429
Pets at Home Group PLC ................... 25,921 76,274
Playtech PLC
(a) (b)
......................... 15,906 86,956
Plus500 Ltd. ............................ 4,168 211,682
Polar Capital Holdings PLC .................. 6,854 81,449
Premier Foods PLC ....................... 35,844 96,894
Primary Health Properties PLC ................ 154,623 199,025

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
66
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
QinetiQ Group PLC ....................... 29,462 $ 201,225
Quilter PLC
(d)
........................... 83,437 219,444
Raspberry PI Holdings PLC
(b)
................. 6,110 47,227
Rathbones Group PLC ..................... 2,822 64,896
Renew Holdings PLC ...................... 5,333 70,370
Renishaw PLC .......................... 2,357 163,040
RHI Magnesita N.V. ....................... 1,242 46,364
Rightmove PLC .......................... 47,265 324,436
Rockhopper Exploration PLC ................. 52,820 56,438
Rotork PLC ............................. 50,322 327,909
RS GROUP PLC ......................... 28,153 286,424
Safestore Holdings PLC .................... 13,024 103,062
Saga PLC
(b)
............................ 5,585 51,385
Savills PLC ............................. 8,155 118,235
Senior PLC ............................. 27,037 107,891
Serco Group PLC ........................ 63,871 224,152
Serica Energy PLC ....................... 20,960 74,203
Shaftesbury Capital PLC .................... 93,512 186,515
Shawbrook Group PLC
(b) (d)
................... 7,879 33,736
SigmaRoc PLC
(b)
......................... 59,687 100,936
Sirius Real Estate Ltd. ..................... 89,793 119,236
Softcat PLC ............................ 7,412 206,882
Spire Healthcare Group PLC
(d)
................ 17,301 54,723
SSP Group PLC ......................... 47,626 129,569
St. James's Place PLC ..................... 32,370 510,614
Supermarket Income REIT PLC ............... 74,072 86,115
Target Healthcare REIT PLC ................. 36,867 55,852
Tate & Lyle PLC .......................... 22,727 169,573
Taylor Wimpey PLC ....................... 210,402 240,613
TBC Bank Group PLC ..................... 2,545 172,534
Telecom Plus PLC ........................ 4,031 47,793
TP ICAP Group PLC ...................... 46,012 213,191
Trainline PLC
(b) (d)
......................... 26,758 72,188
Travis Perkins PLC ....................... 12,122 106,051
Tritax Big Box REIT PLC .................... 133,072 280,736
Trustpilot Group PLC
(b) (d)
.................... 20,867 81,406
TUI AG ............................... 27,130 220,485
UNITE Group PLC (The) .................... 27,425 187,835
Vesuvius PLC ........................... 12,187 64,171
Victrex PLC ............................ 5,147 58,653
Vistry Group PLC
(b)
........................ 19,751 79,697
Volex PLC ............................. 7,876 65,833
Volution Group PLC ....................... 11,782 107,761
Watches of Switzerland Group PLC
(b) (d)
.......... 13,581 130,216
Weir PLC .............................. 16,229 619,946
WH Smith PLC .......................... 7,413 41,000
Whitbread PLC .......................... 10,305 338,466
Workspace Group PLC ..................... 9,457 48,168
WPP PLC .............................. 64,900 332,235
XPS Pensions Group PLC ................... 11,131 46,544
Yellow Cake PLC
(b) (d)
....................... 12,931 101,359
Zegona Communications PLC ................ 11,401 249,800
Zigup PLC ............................. 10,852 64,261
29,259,356
a
United States  —  60 .2%
10X Genomics, Inc. , Class A
(b)
................ 6,203 387,377
1st Source Corp. ......................... 1,128 96,591
A O Smith Corp. ......................... 6,854 405,277
A10 Networks, Inc. ........................ 4,694 119,181
AAON, Inc. ............................. 4,124 313,300
AAR Corp.
(b)
............................ 2,283 295,169
Abacus Global Management, Inc. .............. 3,118 29,933
Abercrombie & Fitch Co. , Class A
(b)
............. 2,973 425,377
ABM Industries, Inc. ....................... 3,752 174,956
Security Shares Value
a
United States (continued)
Absci Corp.
(b)
........................... 10,558 $ 95,444
Academy Sports & Outdoors, Inc. .............. 4,217 181,162
Acadia Healthcare Co., Inc.
(b)
................. 5,285 145,655
ACADIA Pharmaceuticals, Inc.
(b)
............... 6,482 187,395
Acadia Realty Trust ....................... 7,913 161,979
Acadian Asset Management, Inc. .............. 1,641 154,582
Accel Entertainment, Inc. , Class A
(b)
............ 4,403 51,251
ACI Worldwide, Inc.
(b)
...................... 6,296 335,451
ACM Research, Inc. , Class A
(b)
................ 3,101 225,815
Acuity, Inc. ............................. 1,760 583,950
Acushnet Holdings Corp. .................... 1,675 144,703
ACV Auctions, Inc. , Class A
(b)
................. 9,643 67,790
Adamas Trust, Inc. ........................ 6,668 64,946
AdaptHealth Corp. , Class A
(b)
................. 6,296 35,195
Adaptive Biotechnologies Corp.
(b)
.............. 7,505 187,025
Addus HomeCare Corp.
(b)
................... 1,176 134,852
Adeia, Inc. ............................. 6,482 163,541
ADI Global Distribution, Inc.
(b)
................. 4,033 88,202
Adient PLC
(b)
............................ 4,852 92,042
ADT, Inc. .............................. 37,627 278,064
ADTRAN Holdings, Inc.
(b)
................... 5,519 42,772
Advance Auto Parts, Inc. .................... 3,593 151,553
Advanced Drainage Systems, Inc. ............. 4,284 581,467
Advanced Energy Industries, Inc. .............. 2,496 691,043
Aebi Schmidt Holding AG ................... 2,349 29,715
AECOM ............................... 8,078 544,700
Aehr Test Systems
(a) (b)
...................... 1,788 141,735
AeroVironment, Inc.
(b)
...................... 1,982 294,030
AES Corp. (The) ......................... 44,938 662,386
Aeva Technologies, Inc.
(b)
................... 1,373 21,501
Affiliated Managers Group, Inc. ............... 1,549 570,326
AGCO Corp. ............................ 3,845 454,902
agilon health, Inc.
(b)
....................... 751 66,005
Agilysys, Inc.
(b)
.......................... 1,613 187,769
Agios Pharmaceuticals, Inc.
(b)
................ 3,329 112,121
AGNC Investment Corp. .................... 69,123 741,690
AGNT, Inc. ............................. 5,891 24,271
Agree Realty Corp. ....................... 7,414 535,662
Akamai Technologies, Inc.
(b)
.................. 8,884 964,980
Alamo Group, Inc. ........................ 684 112,573
Alarm.com Holdings, Inc.
(b)
.................. 2,752 158,405
Alaska Air Group, Inc.
(b)
..................... 1,985 82,040
Albany International Corp. , Class A ............. 2,078 115,184
Albemarle Corp. ......................... 7,291 984,066
Albertsons Companies, Inc. , Class A ............ 18,133 223,943
Alcoa Corp. ............................. 16,463 822,327
Alexander's, Inc. ......................... 219 59,494
Alexandria Real Estate Equities, Inc. ............ 9,470 485,716
Align Technology, Inc.
(b)
..................... 4,162 665,046
Alignment Healthcare, Inc.
(b)
................. 10,186 136,492
Alkami Technology, Inc.
(b)
................... 3,938 80,335
Alkermes PLC
(b)
.......................... 9,781 459,609
Allegiant Travel Co.
(b)
...................... 405 30,800
Allegion PLC ............................ 5,077 788,204
Allegro MicroSystems, Inc.
(b)
................. 7,690 278,763
Alliance Laundry Holdings, Inc.
(b)
.............. 3,018 69,142
Allient, Inc. ............................. 834 78,404
Allison Transmission Holdings, Inc. ............. 5,147 647,029
Ally Financial, Inc. ........................ 16,915 713,982
Alpha & Omega Semiconductor Ltd.
(b)
........... 1,985 48,950
Alpha Metallurgical Resources, Inc.
(b)
........... 662 156,033
Alphatec Holdings, Inc.
(b)
.................... 6,389 59,865
Alto Neuroscience, Inc.
(b)
.................... 1,497 52,964
Alumis, Inc.
(b)
........................... 3,939 85,910

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
67
Schedule of Investments
Security Shares Value
a
United States (continued)
Amalgamated Financial Corp. ................ 1,106 $ 53,165
Ambarella, Inc.
(b)
......................... 2,822 195,790
Ambiq Micro, Inc.
(b)
........................ 1,539 89,739
AMC Entertainment Holdings, Inc. , Class A
(b)
...... 54,837 144,770
Amentum Holdings, Inc.
(b)
................... 9,557 191,044
Amerant Bancorp, Inc. , Class A ............... 1,994 57,248
Ameresco, Inc. , Class A
(b)
................... 3,008 66,537
American Airlines Group, Inc.
(b)
................ 9,736 130,754
American Assets Trust, Inc. .................. 2,928 65,763
American Eagle Outfitters, Inc. ................ 9,059 150,651
American Financial Group, Inc. ............... 4,077 581,176
American Healthcare REIT, Inc. ............... 11,349 626,578
American Homes 4 Rent , Class A .............. 19,485 648,851
American Public Education, Inc.
(b)
.............. 1,015 46,335
American States Water Co. .................. 2,421 216,171
American Superconductor Corp.
(b)
............. 2,543 73,010
Americold Realty Trust, Inc. .................. 18,455 275,902
Ameris Bancorp .......................... 3,936 331,608
AMERISAFE, Inc. ........................ 2,078 54,111
Amkor Technology, Inc. ..................... 7,876 372,535
AMN Healthcare Services, Inc.
(b)
............... 2,357 80,798
Amneal Pharmaceuticals, Inc.
(b)
............... 8,472 148,006
Amphastar Pharmaceuticals, Inc.
(b)
............. 2,967 66,847
Amplitude, Inc. , Class A
(b)
................... 5,054 71,261
Amprius Technologies, Inc.
(b)
................. 7,180 70,938
Amylyx Pharmaceuticals, Inc.
(b)
............... 4,961 167,434
AnaptysBio, Inc.
(b)
........................ 1,335 76,135
Andersons, Inc. (The) ...................... 1,928 125,069
ANI Pharmaceuticals, Inc.
(a) (b)
................. 1,335 97,789
Annexon, Inc.
(b)
.......................... 7,256 35,845
Anterix, Inc.
(b)
........................... 726 65,986
Antero Midstream Corp. .................... 20,186 452,570
Antero Resources Corp.
(b)
................... 18,383 707,378
APA Corp. ............................. 21,983 948,566
API Group Corp.
(b)
........................ 21,092 827,861
Apogee Enterprises, Inc. .................... 1,613 63,004
Apogee Therapeutics, Inc.
(b)
.................. 2,918 394,163
Apollo Commercial Real Estate Finance, Inc. ...... 8,620 59,564
Appfolio, Inc. , Class A
(b)
.................... 1,524 356,936
Appian Corp. , Class A
(b)
.................... 2,078 89,250
Apple Hospitality REIT, Inc. .................. 13,581 216,617
Applied Digital Corp.
(a) (b)
.................... 16,147 410,295
Applied Industrial Technologies, Inc. ............ 2,317 750,662
Applied Optoelectronics, Inc.
(a) (b)
............... 4,630 498,605
AptarGroup, Inc. ......................... 3,986 524,637
Aptiv PLC
(b)
............................. 12,909 577,807
Aramark ............................... 15,891 894,822
Arbor Realty Trust, Inc. ..................... 8,807 44,123
Arbutus Biopharma Corp.
(b)
.................. 11,503 58,435
ArcBest Corp. ........................... 1,428 197,021
Archer Aviation, Inc. , Class A
(a) (b)
............... 36,979 213,739
Archrock, Inc. ........................... 10,467 329,920
Arcosa, Inc. ............................ 3,008 437,062
Arcus Biosciences, Inc.
(b)
.................... 4,961 145,258
Arcutis Biotherapeutics, Inc.
(a) (b)
............... 6,296 150,915
Ardelyx, Inc.
(b)
........................... 14,232 53,797
Argan, Inc. ............................. 810 344,242
Arhaus, Inc. , Class A ...................... 3,845 33,490
Arlo Technologies, Inc.
(b)
.................... 6,668 87,684
ARMOUR Residential REIT, Inc. ............... 9,688 157,139
Armstrong World Industries, Inc. ............... 2,663 459,581
Array Digital Infrastructure, Inc. ............... 963 35,304
Array Technologies, Inc.
(a) (b)
.................. 13,625 60,223
ArriVent Biopharma, Inc.
(a) (b)
.................. 1,242 37,322
Security Shares Value
a
United States (continued)
Arrow Electronics, Inc.
(b)
.................... 3,194 $ 652,949
Arrowhead Pharmaceuticals, Inc.
(b)
............. 7,512 618,914
ARS Pharmaceuticals, Inc.
(a) (b)
................ 2,822 16,932
Arteris, Inc.
(b)
............................ 2,121 46,407
Artisan Partners Asset Management, Inc. , Class A ... 4,275 181,987
Artivion, Inc.
(b)
........................... 2,264 61,105
Arvinas, Inc.
(b)
........................... 3,938 36,230
Asana, Inc. , Class A
(b)
...................... 5,240 53,762
Asbury Automotive Group, Inc.
(b)
............... 1,149 242,899
Ashland, Inc. ............................ 2,822 206,937
ASP Isotopes, Inc.
(a) (b)
...................... 6,416 25,792
Associated Banc-Corp. ..................... 10,128 310,018
Assurant, Inc. ........................... 3,061 862,773
Assured Guaranty Ltd. ..................... 2,753 205,649
Astec Industries, Inc. ...................... 1,521 64,719
Astrana Health, Inc.
(b)
...................... 2,729 104,002
Astronics Corp.
(b)
......................... 1,892 139,384
AtaiBeckley, Inc.
(b)
........................ 16,197 118,886
Atkore, Inc. ............................. 2,264 212,114
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
......... 382 21,014
Atlanta Braves Holdings, Inc. , Class C , NVS
(b)
..... 2,556 126,726
Atlantic Union Bankshares Corp. .............. 8,643 348,572
Atlanticus Holdings Corp.
(b)
.................. 591 53,468
Atlas Energy Solutions, Inc. , Class A
(b)
........... 3,473 45,496
Atmus Filtration Technologies, Inc. ............. 4,961 234,308
AtriCure, Inc.
(b)
.......................... 2,915 140,940
Aurora Innovation, Inc. , Class A
(b)
.............. 75,440 424,727
Autoliv, Inc. ............................. 4,020 487,264
AutoNation, Inc.
(b)
......................... 1,613 324,616
Avalo Therapeutics, Inc.
(b)
................... 3,679 71,152
Avalyn Pharma, Inc.
(b)
...................... 1,419 49,282
Avantor, Inc.
(b)
........................... 41,226 599,426
Aveanna Healthcare Holdings, Inc.
(b)
............ 3,938 52,848
AvePoint, Inc.
(b)
.......................... 9,287 129,275
Avery Dennison Corp. ...................... 4,288 746,584
Avient Corp. ............................ 5,426 239,070
Avis Budget Group, Inc.
(b)
................... 674 99,408
Avista Corp. ............................ 4,775 177,439
Avnet, Inc. ............................. 4,776 427,739
Axalta Coating Systems Ltd.
(b)
................ 12,771 465,120
Axcelis Technologies, Inc.
(b)
.................. 1,985 228,930
Axis Capital Holdings Ltd. ................... 4,623 456,660
Axogen, Inc.
(b)
........................... 2,915 147,965
Axos Financial, Inc.
(b)
...................... 3,230 312,632
Axsome Therapeutics, Inc.
(b)
................. 2,422 480,815
AXT, Inc.
(a) (b)
............................ 3,533 214,135
Azenta, Inc.
(b)
........................... 2,543 83,029
AZZ, Inc. .............................. 1,720 235,915
Babcock & Wilcox Enterprises, Inc.
(b)
............ 6,732 50,759
Badger Meter, Inc. ........................ 1,799 243,711
Balchem Corp. .......................... 1,985 349,142
Baldwin Insurance Group, Inc. (The) , Class A
(b)
..... 4,677 144,285
Banc of California, Inc. ..................... 8,538 158,978
BancFirst Corp. .......................... 1,338 146,136
Bancorp, Inc. (The)
(b)
...................... 2,604 169,260
Bandwidth, Inc. , Class A
(b)
................... 1,931 93,518
Bank First Corp. ......................... 594 89,492
Bank of Hawaii Corp. ...................... 2,388 181,321
Bank OZK ............................. 6,389 313,572
BankUnited, Inc. ......................... 4,510 205,656
Banner Corp. ........................... 2,381 167,003
Barrett Business Services, Inc. ................ 1,521 52,322
Bath & Body Works, Inc. .................... 12,466 239,971
Baxter International, Inc. .................... 31,271 813,046

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
68
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Beacon Financial Corp. ..................... 5,036 $ 156,368
Beam Therapeutics, Inc.
(b)
................... 5,333 156,950
Beazer Homes USA, Inc.
(b)
.................. 2,078 68,948
Bel Fuse, Inc. , Class B , NVS ................. 732 182,469
Belden, Inc. ............................ 2,543 291,072
BellRing Brands, Inc.
(b)
..................... 7,234 77,910
Benchmark Electronics, Inc. ................. 2,098 147,447
Bentley Systems, Inc. , Class B ................ 9,786 359,636
Beta Technologies, Inc. , Class A
(b)
.............. 3,481 69,968
BGC Group, Inc. , Class A ................... 22,417 269,228
Bicara Therapeutics, Inc.
(b)
.................. 1,689 39,050
BigBear.ai Holdings, Inc.
(a) (b)
.................. 26,247 82,153
BILL Holdings, Inc.
(b)
....................... 4,816 237,092
BioCryst Pharmaceuticals, Inc.
(b)
............... 11,689 113,383
Biohaven Ltd.
(b)
.......................... 7,682 117,304
BioLife Solutions, Inc.
(b)
..................... 2,357 87,374
BioMarin Pharmaceutical, Inc.
(b)
............... 10,989 716,812
Bio-Rad Laboratories, Inc. , Class A
(b)
............ 1,158 447,127
Bio-Techne Corp. ......................... 9,795 708,276
BJ's Restaurants, Inc.
(b)
..................... 1,521 96,720
BJ's Wholesale Club Holdings, Inc.
(b)
............ 7,952 720,849
BKV Corp.
(b)
............................ 1,613 38,970
Black Hills Corp. ......................... 4,771 341,985
Blackbaud, Inc.
(b)
......................... 2,636 126,686
BlackSky Technology, Inc. , Class A
(a) (b)
........... 1,729 39,940
Blackstone Digital Infrastructure Trust, Inc.
(b)
....... 6,552 131,433
Blackstone Mortgage Trust, Inc. , Class A ......... 9,736 135,330
Bloomin' Brands, Inc.
(b)
..................... 5,891 60,677
Blue Bird Corp.
(b)
......................... 1,734 100,832
Blue Owl Capital, Inc. , Class A ................ 38,927 476,466
Bob's Discount Furniture, Inc.
(b)
............... 2,068 34,804
Boise Cascade Co. ....................... 2,357 183,870
BOK Financial Corp. ....................... 1,345 183,028
Boot Barn Holdings, Inc.
(b)
................... 1,892 284,992
Booz Allen Hamilton Holding Corp. , Class A ....... 7,391 559,129
BorgWarner, Inc. ......................... 12,592 807,903
Boston Beer Co., Inc. (The) , Class A
(b)
........... 408 72,546
Bowhead Specialty Holdings, Inc.
(b)
............. 1,799 60,302
Box, Inc. , Class A
(b)
....................... 8,527 305,096
Boyd Gaming Corp. ....................... 3,425 265,746
Brady Corp. , Class A , NVS .................. 2,729 247,384
Brandywine Realty Trust .................... 12,745 38,490
Braze, Inc. , Class A
(a) (b)
..................... 5,917 201,415
Bridgebio Pharma, Inc.
(b)
.................... 9,672 740,778
Bright Horizons Family Solutions, Inc.
(b)
.......... 3,354 248,800
Brighthouse Financial, Inc.
(b)
................. 3,406 180,586
BrightSpire Capital, Inc. , Class A .............. 9,178 43,596
BrightSpring Health Services, Inc.
(b)
............ 9,416 549,894
BrightView Holdings, Inc.
(b)
.................. 4,403 48,917
Brinker International, Inc.
(b)
.................. 2,729 623,577
Brink's Co. (The) ......................... 2,729 297,270
Brixmor Property Group, Inc. ................. 17,985 519,587
Broadstone Net Lease, Inc. , Class A ............ 11,224 234,133
Brookdale Senior Living, Inc.
(a) (b)
............... 13,893 163,798
Brown-Forman Corp. , Class A ................ 3,086 84,062
Brown-Forman Corp. , Class B , NVS ............ 9,433 250,635
Bruker Corp. ............................ 6,296 365,231
Brunswick Corp. ......................... 3,958 300,412
Buckle, Inc. (The) ........................ 1,892 80,599
Builders FirstSource, Inc.
(b)
.................. 6,674 443,154
Burke & Herbert Financial Services Corp. ........ 820 58,474
Business First Bancshares, Inc. ............... 1,795 55,681
Butterfly Network, Inc. , Class A
(a) (b)
............. 12,299 97,039
BWX Technologies, Inc. .................... 5,712 869,880
Security Shares Value
a
United States (continued)
BXP, Inc. .............................. 9,159 $ 622,720
Byline Bancorp, Inc. ....................... 2,020 76,598
C3.ai, Inc. , Class A
(b)
...................... 7,319 79,192
Cabot Corp. ............................ 3,287 271,868
CACI International, Inc. , Class A
(b)
............. 1,335 831,718
Cactus, Inc. , Class A ...................... 4,031 283,460
Cadre Holdings, Inc. ....................... 1,985 58,875
Caesars Entertainment, Inc.
(b)
................ 11,541 342,768
California Resources Corp. .................. 3,845 203,900
California Water Service Group ............... 3,571 178,443
Calix, Inc.
(b)
............................. 3,845 146,571
Callaway Golf Co.
(b)
....................... 8,248 129,576
Cal-Maine Foods, Inc. ...................... 2,636 208,033
Calumet, Inc.
(b)
.......................... 4,200 208,866
Camden National Corp. .................... 1,026 57,948
Camden Property Trust ..................... 5,920 626,336
Campbell's Company (The) .................. 11,658 276,061
Cannae Holdings, Inc. ..................... 2,586 40,342
Capital City Bank Group, Inc. ................. 877 44,271
Capitol Federal Financial, Inc. ................ 7,617 65,582
Capri Holdings Ltd.
(b)
...................... 7,412 98,209
Capricor Therapeutics, Inc.
(a) (b)
................ 2,986 29,591
Cardinal Infrastructure Group, Inc. , Class A
(b)
...... 1,102 40,752
CareDx, Inc.
(b)
........................... 2,754 138,003
CareTrust REIT, Inc. ....................... 14,237 554,531
Cargurus, Inc. , Class A
(b)
.................... 4,225 150,664
Caris Life Sciences, Inc.
(b)
................... 6,173 157,350
Carlisle Companies, Inc. .................... 2,404 833,178
CarMax, Inc.
(b)
........................... 8,184 501,925
Cars.com, Inc.
(a) (b)
........................ 4,310 50,427
Carter's, Inc. ............................ 2,400 77,736
Casella Waste Systems, Inc. , Class A
(b)
.......... 3,752 346,122
Castle Biosciences, Inc.
(b)
................... 2,171 71,708
Cathay General Bancorp .................... 3,879 237,434
Cava Group, Inc.
(b)
........................ 5,334 350,711
Cavco Industries, Inc.
(b)
..................... 498 278,447
CBIZ, Inc.
(b)
............................. 3,345 182,269
CBL & Associates Properties, Inc. .............. 1,242 67,925
CCC Intelligent Solutions Holdings, Inc.
(b)
......... 33,365 248,903
CECO Environmental Corp.
(b)
................. 3,214 228,837
Celanese Corp. , Class A .................... 6,827 310,492
Celcuity, Inc.
(b)
........................... 1,700 151,402
Celldex Therapeutics, Inc.
(b)
.................. 4,615 182,892
Celsius Holdings, Inc.
(b)
..................... 10,641 334,659
Centerspace ............................ 1,056 55,429
Central Garden & Pet Co. , Class A , NVS
(b)
........ 3,566 132,691
Central Pacific Financial Corp. ................ 1,252 46,599
Centrus Energy Corp. , Class A
(a) (b)
............. 1,064 182,370
Centuri Holdings, Inc.
(b)
..................... 5,416 110,541
Century Aluminum Co.
(b)
.................... 4,360 199,557
Century Communities, Inc. .................. 1,706 115,240
Certara, Inc.
(b)
........................... 7,876 65,292
CEVA, Inc.
(b)
............................ 1,799 48,663
CG oncology, Inc.
(a) (b)
...................... 3,102 233,146
Champion Homes, Inc.
(b)
.................... 3,287 293,430
Charles River Laboratories International, Inc.
(b)
..... 3,010 867,602
Cheesecake Factory, Inc. (The) ............... 2,805 307,119
Chefs' Warehouse, Inc. (The)
(b)
............... 2,264 254,632
Chemed Corp. ........................... 799 414,449
Chemours Co. (The) ....................... 9,736 151,492
Chesapeake Utilities Corp. .................. 1,428 190,695
Chewy, Inc. , Class A
(b)
..................... 13,724 326,631
Chime Financial, Inc. , Class A
(b)
............... 7,663 253,722
Chimera Investment Corp. ................... 5,426 62,182

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
69
Schedule of Investments
Security Shares Value
a
United States (continued)
Choice Hotels International, Inc. ............... 1,703 $ 176,022
Chord Energy Corp. ....................... 3,460 509,001
Churchill Downs, Inc. ...................... 3,938 344,496
Cimpress PLC
(b)
.......................... 896 79,843
Cinemark Holdings, Inc. .................... 7,040 250,694
Cipher Digital, Inc.
(a) (b)
...................... 20,660 320,230
Cirrus Logic, Inc.
(b)
........................ 3,236 354,374
City Holding Co. ......................... 877 125,367
Clarivate PLC
(a) (b)
......................... 19,101 39,157
Clean Harbors, Inc.
(b)
...................... 2,862 902,246
Cleanspark, Inc.
(b)
........................ 15,237 177,054
Clear Channel Outdoor Holdings, Inc. , Class A
(b)
.... 20,774 49,234
Clear Secure, Inc. , Class A .................. 5,022 221,721
Clearway Energy, Inc. , Class C ............... 7,411 235,299
Cleveland-Cliffs, Inc.
(b)
..................... 34,295 396,107
Clorox Co. (The) ......................... 7,333 716,287
Clover Health Investments Corp. , Class A
(b)
....... 23,192 96,247
CNB Financial Corp. ....................... 1,728 58,441
CNO Financial Group, Inc. ................... 5,890 322,713
CNX Resources Corp.
(b)
.................... 7,806 283,982
Coastal Financial Corp.
(b)
................... 818 38,536
Coca-Cola Consolidated, Inc.
(a)
............... 3,066 599,618
Cogent Biosciences, Inc.
(b)
................... 8,544 299,040
Cogent Communications Holdings, Inc. .......... 2,822 26,922
Cognex Corp. ........................... 10,480 638,861
Cohen & Steers, Inc. ...................... 1,856 149,724
Cohu, Inc.
(b)
............................ 2,703 124,608
Collegium Pharmaceutical, Inc.
(b)
.............. 1,900 46,759
Columbia Banking System, Inc. ............... 17,720 525,221
Columbia Financial, Inc. .................... 15,814 183,759
Columbia Sportswear Co. ................... 1,365 78,351
Commerce Bancshares, Inc. ................. 8,087 466,701
Commercial Metals Co. ..................... 6,761 456,165
Community Financial System, Inc. ............. 3,047 191,199
Community Trust Bancorp, Inc. ............... 988 75,216
Commvault Systems, Inc.
(b)
.................. 2,598 357,277
Compass Minerals International, Inc.
(b)
........... 3,008 74,779
Compass, Inc. , Class A
(b)
.................... 41,777 441,165
Comstock Resources, Inc.
(b)
.................. 5,240 75,613
Conagra Brands, Inc. ...................... 28,805 461,456
Concentra Group Holdings Parent, Inc. .......... 7,412 250,081
Concentrix Corp. ......................... 2,454 73,865
CONMED Corp. .......................... 1,892 94,316
ConnectOne Bancorp, Inc. .................. 2,661 83,662
Construction Partners, Inc. , Class A
(b)
........... 3,055 324,441
COPT Defense Properties ................... 6,742 242,712
Corcept Therapeutics, Inc.
(b)
................. 5,978 677,606
Core & Main, Inc. , Class A
(b)
.................. 11,503 494,169
Core Laboratories, Inc.
(a)
.................... 3,194 39,701
Core Natural Resources, Inc. ................. 3,287 336,260
Core Scientific, Inc.
(b)
...................... 16,002 260,833
CoreCivic, Inc.
(b)
......................... 5,892 195,732
CorMedix, Inc.
(a) (b)
........................ 4,403 36,369
Corsair Gaming, Inc.
(b)
..................... 3,752 45,587
CorVel Corp.
(b)
........................... 1,706 117,509
Corvus Pharmaceuticals, Inc.
(b)
............... 4,445 62,408
CoStar Group, Inc.
(b)
....................... 26,168 839,208
Coty, Inc. , Class A
(b)
....................... 28,525 81,296
Cousins Properties, Inc. .................... 10,015 290,335
Covenant Logistics Group, Inc. , Class A .......... 1,428 50,480
Covista, Inc.
(b)
........................... 2,050 271,277
CRA International, Inc. ..................... 498 86,901
Cracker Barrel Old Country Store, Inc. ........... 1,428 78,883
Crane Co. .............................. 2,915 597,779
Security Shares Value
a
United States (continued)
Crane NXT Co. .......................... 3,101 $ 151,639
Credit Acceptance Corp.
(b)
................... 346 207,510
Crescent Energy Co. , Class A ................ 18,652 255,346
Crinetics Pharmaceuticals, Inc.
(b)
.............. 5,742 487,783
CRISPR Therapeutics AG
(b)
.................. 5,486 312,592
Crocs, Inc.
(b)
............................ 2,827 340,314
Crown Holdings, Inc. ...................... 7,023 817,407
CSW Industrials, Inc. ...................... 959 296,283
CTS Corp. ............................. 1,577 89,053
CubeSmart ............................. 13,925 553,101
Cullen/Frost Bankers, Inc. ................... 3,642 585,889
Cullinan Therapeutics, Inc.
(b)
................. 2,213 48,841
Curbline Properties Corp. ................... 5,728 170,866
Cushman & Wakefield Ltd.
(b)
................. 14,160 191,018
Custom Truck One Source, Inc.
(b)
.............. 6,761 62,269
Customers Bancorp, Inc.
(b)
................... 1,947 152,216
CVB Financial Corp. ....................... 10,653 236,177
CVR Energy, Inc. ......................... 2,543 106,450
Cytokinetics, Inc.
(b)
........................ 7,760 550,262
CytomX Therapeutics, Inc.
(b)
................. 5,815 19,538
Daily Journal Corp.
(b)
...................... 126 78,490
Daktronics, Inc.
(b)
......................... 3,101 60,563
Damora Therapeutics, Inc.
(a) (b)
................ 2,534 71,408
Dana, Inc. .............................. 6,731 201,795
Darling Ingredients, Inc.
(b)
................... 9,961 660,115
Dauch Corp.
(b)
........................... 14,286 89,430
Dave, Inc.
(b)
............................. 673 241,957
DaVita, Inc.
(b)
............................ 1,985 349,380
Definium Therapeutics, Inc.
(b)
................. 6,763 268,626
Del Monte Corp. ......................... 2,462 77,996
Delek U.S. Holdings, Inc. ................... 3,621 269,185
Deluxe Corp. ............................ 3,194 73,781
Denali Therapeutics, Inc.
(b)
.................. 7,690 182,714
DENTSPLY SIRONA, Inc. ................... 11,462 128,031
DiamondRock Hospitality Co. ................. 12,337 151,868
Dianthus Therapeutics, Inc.
(b)
................. 2,127 224,632
Diebold Nixdorf, Inc.
(b)
...................... 888 60,242
Digi International, Inc.
(b)
..................... 2,264 169,664
Digital Turbine, Inc.
(b)
...................... 7,165 77,095
DigitalBridge Group, Inc. .................... 11,131 177,094
DigitalOcean Holdings, Inc.
(b)
................. 5,909 654,067
Dillard's, Inc. , Class A ...................... 215 134,584
Dime Commercial Bancshares, Inc. ............ 2,531 102,252
Diodes, Inc.
(b)
........................... 2,813 255,420
Disc Medicine, Inc. , Class A
(b)
................ 1,415 111,290
Distribution Solutions Group, Inc.
(b)
............. 777 27,032
Diversified Healthcare Trust
(a)
................. 10,281 77,827
DNOW, Inc.
(b)
........................... 10,832 173,637
Docusign, Inc. , Class A
(b)
.................... 12,176 806,904
Dolby Laboratories, Inc. , Class A .............. 3,659 225,248
Domino's Pizza, Inc. ....................... 1,986 679,331
Donaldson Co., Inc. ....................... 6,963 632,867
Donegal Group, Inc. , Class A ................. 1,065 20,363
Donnelley Financial Solutions, Inc.
(b)
............ 1,739 83,994
Dorian LPG Ltd. .......................... 2,458 122,998
Dorman Products, Inc.
(b)
.................... 1,613 207,835
DoubleVerify Holdings, Inc.
(b)
................. 9,085 121,739
Douglas Dynamics, Inc. .................... 1,706 70,065
Douglas Emmett, Inc. ...................... 5,280 61,037
Doximity, Inc. , Class A
(b)
.................... 7,418 198,135
DraftKings, Inc. , Class A
(b)
................... 26,231 637,151
Dream Finders Homes, Inc. , Class A
(b)
........... 2,078 29,196
Driven Brands Holdings, Inc.
(b)
................ 4,310 53,530
Dropbox, Inc. , Class A
(b)
.................... 8,017 282,118

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
70
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
DT Midstream, Inc. ........................ 6,186 $ 810,490
Ducommun, Inc.
(b)
........................ 870 149,135
Duolingo, Inc. , Class A
(b)
.................... 2,382 353,394
Dutch Bros, Inc. , Class A
(b)
.................. 7,650 373,779
D-Wave Quantum, Inc.
(a) (b)
................... 22,667 389,872
DXP Enterprises, Inc.
(b)
..................... 816 153,188
Dycom Industries, Inc.
(b)
.................... 1,878 546,892
Dynatrace, Inc.
(b)
......................... 16,858 920,278
Dyne Therapeutics, Inc.
(b)
................... 8,466 215,290
Dynex Capital, Inc. ........................ 13,974 180,125
Eagle Bancorp, Inc. ....................... 1,860 50,759
Eagle Materials, Inc. ....................... 1,921 373,173
East West Bancorp, Inc. .................... 8,351 1,059,408
Easterly Government Properties, Inc. , Class A ..... 2,375 58,259
Eastern Bankshares, Inc. ................... 13,034 286,227
EastGroup Properties, Inc. .................. 3,238 645,981
Eastman Chemical Co. ..................... 7,245 524,828
Eastman Kodak Co.
(b)
...................... 3,998 35,902
Ecovyst, Inc.
(b)
........................... 7,690 78,207
Edgewell Personal Care Co. ................. 3,194 91,732
Edgewise Therapeutics, Inc.
(b)
................ 3,101 129,529
Elanco Animal Health, Inc.
(b)
.................. 31,330 749,414
Elastic N.V.
(b)
............................ 5,329 519,844
Element Solutions, Inc. ..................... 14,410 512,131
elf Beauty, Inc.
(b)
......................... 3,548 386,909
Ellington Financial, Inc. ..................... 6,203 82,996
Empire State Realty Trust, Inc. , Class A .......... 8,434 38,206
Employers Holdings, Inc. .................... 1,621 79,575
Enact Holdings, Inc. ....................... 1,806 87,049
Encompass Health Corp. ................... 6,121 735,805
Encore Capital Group, Inc.
(b)
................. 1,288 124,949
Energizer Holdings, Inc. .................... 3,938 85,770
Energy Vault Holdings, Inc.
(a) (b)
................ 8,063 27,414
Enerpac Tool Group Corp. , Class A ............. 3,566 133,083
EnerSys ............................... 2,238 411,479
Enliven Therapeutics, Inc.
(b)
.................. 2,892 167,418
Enova International, Inc.
(b)
................... 1,535 348,015
Enovis Corp.
(b)
........................... 3,737 91,893
Enovix Corp.
(a) (b)
.......................... 10,957 37,035
Enphase Energy, Inc.
(b)
..................... 8,062 293,618
Enpro, Inc. ............................. 1,335 395,454
Ensign Group, Inc. (The) .................... 3,529 607,906
Enterprise Financial Services Corp. ............ 2,271 143,595
Envista Holdings Corp.
(b)
.................... 10,201 276,855
EPAM Systems, Inc.
(b)
...................... 3,177 374,346
ePlus, Inc. ............................. 1,706 150,077
EPR Properties .......................... 4,589 269,420
EquipmentShare.com, Inc. , Class A
(b)
........... 2,313 40,732
Equitable Holdings, Inc. .................... 17,101 857,273
Equity Bancshares, Inc. , Class A .............. 932 46,004
Equity LifeStyle Properties, Inc. ............... 11,277 715,526
Erasca, Inc.
(b)
........................... 10,376 185,523
Erie Indemnity Co. , Class A , NVS .............. 1,550 396,118
Esab Corp. ............................. 3,473 261,795
ESCO Technologies, Inc. ................... 1,613 440,397
Esquire Financial Holdings, Inc. ............... 443 49,492
Essent Group Ltd. ........................ 5,476 369,959
Essential Properties Realty Trust, Inc. ........... 13,114 393,420
Essential Utilities, Inc. ...................... 16,371 673,994
Ethan Allen Interiors, Inc. ................... 2,389 56,500
Eton Pharmaceuticals, Inc.
(b)
................. 1,458 88,122
Etsy, Inc.
(b)
............................. 5,598 455,285
Euronet Worldwide, Inc.
(b)
................... 2,906 201,996
Eve Holding, Inc.
(a) (b)
....................... 5,240 11,790
Security Shares Value
a
United States (continued)
Evercore, Inc. , Class A ..................... 2,336 $ 669,100
Everforth, Inc.
(b)
.......................... 2,729 88,474
EverQuote, Inc. , Class A
(b)
................... 1,892 48,132
EVERTEC, Inc. .......................... 4,870 144,298
Everus Construction Group, Inc.
(b)
.............. 2,915 335,604
Evolv Technologies Holdings, Inc.
(b)
............. 10,480 54,601
Excelerate Energy, Inc. , Class A ............... 1,708 67,671
Exelixis, Inc.
(b)
........................... 14,470 790,641
ExlService Holdings, Inc.
(b)
.................. 9,550 363,664
Exponent, Inc. ........................... 3,101 220,202
Expro Ltd.
(b)
............................ 6,110 110,713
Extreme Networks, Inc.
(b)
.................... 7,876 177,131
EyePoint, Inc.
(b)
.......................... 4,526 20,367
EZCORP, Inc. , Class A , NVS
(b)
................ 4,031 130,282
F&G Annuities & Life, Inc. ................... 2,459 58,524
FactSet Research Systems, Inc. ............... 2,191 686,988
Farmers National Banc Corp. ................. 5,333 83,248
Fastly, Inc. , Class A
(b)
...................... 9,085 207,047
FB Financial Corp. ........................ 2,362 134,540
Federal Agricultural Mortgage Corp. , Class C , NVS .. 591 129,961
Federal Realty Investment Trust ............... 4,753 551,491
Federal Signal Corp. ...................... 3,659 428,103
Federated Hermes, Inc. , Class B , NVS .......... 4,814 306,411
Fermi, Inc.
(b)
............................ 17,434 86,647
Fervo Energy Co. , Class A
(b)
................. 9,325 143,419
Figma, Inc. , Class A
(b)
...................... 12,016 330,320
Figs, Inc. , Class A
(b)
....................... 5,684 87,193
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 7,273 266,846
Firefly Aerospace, Inc.
(a) (b)
................... 3,728 78,735
First Advantage Corp.
(b)
..................... 4,589 96,461
First American Financial Corp. ................ 6,110 451,651
First Bancorp ........................... 2,518 159,717
First BanCorp. ........................... 9,379 261,487
First Busey Corp. ......................... 4,741 142,704
First Commonwealth Financial Corp. ............ 6,228 128,920
First Community Bankshares, Inc. ............. 999 48,442
First Financial Bancorp ..................... 6,272 204,655
First Financial Bankshares, Inc. ............... 7,611 252,914
First Financial Corp. ....................... 718 56,205
First Hawaiian, Inc. ....................... 7,047 180,474
First Horizon Corp. ........................ 29,237 711,044
First Industrial Realty Trust, Inc. ............... 7,969 493,122
First Interstate BancSystem, Inc. , Class A ........ 5,336 196,418
First Merchants Corp. ...................... 3,497 145,021
First Mid Bancshares, Inc. ................... 1,408 70,062
First Tracks Biotherapeutics, Inc.
(b)
............. 1,335 55,856
First Watch Restaurant Group, Inc.
(b)
............ 3,287 41,679
FirstCash Holdings, Inc. .................... 2,450 525,452
Firstsun Capital Bancorp
(b)
................... 1,335 53,413
Five Below, Inc.
(b)
......................... 3,434 847,649
Five Star Bancorp ........................ 967 44,308
Five9, Inc.
(b)
............................ 4,961 171,452
Flagstar Bank NA ......................... 20,049 266,852
Floor & Decor Holdings, Inc. , Class A
(b)
.......... 6,389 321,175
Flowco Holdings, Inc. , Class A ................ 2,059 45,174
Flowserve Corp. ......................... 7,969 630,268
Fluence Energy, Inc. , Class A
(a) (b)
.............. 3,928 42,462
Fluor Corp.
(b)
............................ 8,442 460,173
Flywire Corp.
(b)
.......................... 5,982 113,000
FNB Corp. ............................. 21,587 393,531
Forestar Group, Inc.
(b)
...................... 1,706 48,229
Forgent Power Solutions, Inc. , Class A
(b)
......... 11,701 357,349
FormFactor, Inc.
(b)
........................ 4,660 468,843
Fortrea Holdings, Inc.
(b)
..................... 5,478 100,631

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
71
Schedule of Investments
Security Shares Value
a
United States (continued)
Fortune Brands Innovations, Inc. .............. 7,059 $ 312,925
Four Corners Property Trust, Inc. .............. 6,020 149,778
Fox Factory Holding Corp.
(b)
.................. 2,636 53,853
Franklin BSP Realty Trust, Inc. ................ 5,519 46,194
Franklin Electric Co., Inc. ................... 2,306 230,808
Franklin Templeton, Inc. .................... 18,005 614,871
Freedom Holding Corp. N.V.
(a) (b)
............... 1,255 219,638
Freshpet, Inc.
(b)
.......................... 2,822 197,145
Freshworks, Inc. , Class A
(b)
.................. 11,875 165,300
Frontdoor, Inc.
(b)
.......................... 4,589 371,112
Frontier Group Holdings, Inc.
(a) (b)
............... 5,054 28,808
FTAI Infrastructure, Inc. ..................... 7,783 27,085
FTI Consulting, Inc.
(b)
...................... 1,872 281,867
FuelCell Energy, Inc.
(b)
..................... 5,555 95,713
Fulton Financial Corp. ...................... 10,796 253,274
Galaxy Digital, Inc. , Class A
(b)
................. 11,693 287,648
GameStop Corp. , Class A
(a) (b)
................. 25,178 462,772
Gaming and Leisure Properties, Inc. ............ 14,908 627,180
Gap, Inc. (The) .......................... 14,604 325,815
Garrett Motion, Inc. ....................... 10,518 283,460
Gartner, Inc.
(b)
........................... 4,010 794,421
Gates Industrial Corp. Ltd.
(b)
.................. 15,911 407,003
GATX Corp. ............................ 2,078 363,505
Genco Shipping & Trading Ltd. ................ 1,993 52,276
GeneDx Holdings Corp. , Class A
(b)
............. 1,149 97,447
Generac Holdings, Inc.
(b)
.................... 3,566 661,065
Genpact Ltd. ............................ 10,108 383,902
Gentex Corp. ........................... 13,476 301,458
Gentherm, Inc.
(b)
......................... 2,078 81,645
Genworth Financial, Inc. , Class A
(b)
............. 24,569 244,216
GEO Group, Inc. (The)
(b)
.................... 7,397 235,299
German American Bancorp, Inc. ............... 2,282 112,548
Geron Corp.
(b)
........................... 33,951 50,587
Getty Realty Corp. ........................ 3,659 118,625
Gibraltar Industries, Inc.
(b)
................... 2,171 97,673
G-III Apparel Group Ltd. .................... 3,015 98,259
Gitlab, Inc. , Class A
(b)
...................... 8,839 411,367
Glacier Bancorp, Inc. ...................... 7,834 362,793
Gladstone Commercial Corp. ................. 2,940 38,132
Glaukos Corp.
(b)
.......................... 3,547 636,899
Global Business Travel Group I
(b)
.............. 6,761 63,959
Global Industrial Co. ....................... 1,799 70,341
Global Net Lease, Inc. ..................... 13,182 121,011
Globalstar, Inc.
(b)
......................... 3,101 252,887
Globe Life, Inc. .......................... 5,133 886,315
Globus Medical, Inc. , Class A
(b)
............... 6,761 550,143
GoDaddy, Inc. , Class A
(b)
.................... 8,183 800,952
Gogo, Inc.
(b)
............................ 5,240 13,205
Gold.com, Inc. ........................... 1,428 64,217
GoodRx Holdings, Inc. , Class A
(a) (b)
............. 8,062 28,136
Goodyear Tire & Rubber Co. (The)
(b)
............ 17,487 109,643
Goosehead Insurance, Inc. , Class A
(b)
........... 1,229 84,371
Gorman-Rupp Co. (The) .................... 1,521 114,683
Graco, Inc. ............................. 8,381 648,941
Graham Corp.
(b)
.......................... 628 54,768
Graham Holdings Co. , Class B ................ 213 240,454
GRAIL, Inc.
(b)
........................... 2,078 164,931
Grand Canyon Education, Inc.
(b)
............... 1,802 266,930
Granite Construction, Inc. ................... 2,636 317,796
Granite Ridge Resources, Inc. ................ 4,589 23,083
Graphic Packaging Holding Co. ............... 18,221 204,075
Great Southern Bancorp, Inc. ................. 523 40,935
Green Brick Partners, Inc.
(b)
.................. 2,078 150,073
Green Plains, Inc.
(b)
....................... 3,477 50,243
Security Shares Value
a
United States (continued)
Greenbrier Companies, Inc. (The) .............. 1,892 $ 85,272
Greif, Inc. , Class A , NVS .................... 1,530 126,607
Greif, Inc. , Class B ........................ 281 29,685
Grid Dynamics Holdings, Inc.
(b)
................ 4,124 32,910
Griffon Corp. ............................ 1,930 187,963
Grindr, Inc.
(b)
............................ 2,171 33,607
Grocery Outlet Holding Corp.
(b)
................ 6,165 73,672
Group 1 Automotive, Inc. .................... 777 209,433
Groupon, Inc. , Class A
(a) (b)
................... 1,563 29,978
Guardant Health, Inc.
(b)
..................... 7,514 1,194,876
Guardian Pharmacy Services, Inc. , Class A
(b)
...... 2,059 76,368
Guidewire Software, Inc.
(b)
................... 5,082 1,040,540
Gulfport Energy Corp.
(b)
.................... 963 172,810
GXO Logistics, Inc.
(b)
...................... 7,133 340,458
H&R Block, Inc. .......................... 8,155 421,206
H2O America ........................... 2,479 157,094
HA Sustainable Infrastructure Capital, Inc. ........ 7,662 303,032
Haemonetics Corp.
(b)
...................... 3,008 310,035
Hagerty, Inc. , Class A
(b)
..................... 2,470 32,851
Hallador Energy Co.
(b)
...................... 1,954 32,397
Halozyme Therapeutics, Inc.
(b)
................ 7,153 761,723
Hamilton Insurance Group Ltd. , Class B ......... 2,765 97,217
Hamilton Lane, Inc. , Class A ................. 2,748 299,037
Hancock Whitney Corp. .................... 5,147 383,400
Hanmi Financial Corp. ..................... 1,623 50,313
Hanover Insurance Group, Inc. (The) ........... 2,200 497,442
Happen, Inc.
(b)
........................... 6,273 110,279
Harley-Davidson, Inc. ...................... 7,026 193,918
Harmonic, Inc.
(b)
.......................... 7,040 84,339
Harmony Biosciences Holdings, Inc.
(b)
........... 2,675 105,342
Harrow, Inc.
(a) (b)
.......................... 2,264 83,564
Hasbro, Inc. ............................ 8,188 770,491
Hawaiian Electric Industries, Inc.
(b)
............. 10,294 115,499
Hawkins, Inc. ........................... 1,128 135,665
Hayward Holdings, Inc.
(b)
.................... 12,466 175,147
HB Fuller Co. ........................... 3,239 177,983
HBT Financial, Inc. ........................ 1,057 37,502
HCI Group, Inc. .......................... 713 132,426
Healthcare Realty Trust, Inc. , Class A ........... 20,402 388,454
Healthcare Services Group, Inc.
(b)
.............. 4,961 109,092
HealthEquity, Inc.
(b)
........................ 5,147 496,891
Healthpeak Properties, Inc. .................. 42,067 875,835
HealthStream, Inc. ........................ 1,799 52,261
HeartFlow, Inc.
(b)
......................... 4,466 225,042
Heartland Express, Inc. ..................... 4,031 49,823
Hecla Mining Co. ......................... 40,441 803,563
Helios Technologies, Inc. .................... 2,078 151,736
Helmerich & Payne, Inc. .................... 6,389 278,433
Hemab Therapeutics Holdings, Inc.
(b)
........... 920 42,072
Henry Schein, Inc.
(b)
....................... 5,958 535,028
Herbalife Ltd
(b)
........................... 7,505 82,480
Herc Holdings, Inc. ........................ 1,935 294,778
Heritage Financial Corp. .................... 2,086 59,597
Heritage Insurance Holdings, Inc.
(b)
............. 1,516 50,968
Hertz Global Holdings, Inc.
(a) (b)
................ 7,412 16,825
Hess Midstream LP , Class A ................. 7,521 302,419
Hexcel Corp. ............................ 4,777 442,685
HF Sinclair Corp. ......................... 9,275 942,433
Highwoods Properties, Inc. .................. 6,296 192,658
Hillman Solutions Corp.
(b)
................... 11,689 90,005
Hilltop Holdings, Inc. ....................... 2,462 93,679
Hilton Grand Vacations, Inc.
(b)
................ 3,727 158,062
Hims & Hers Health, Inc.
(b)
................... 12,455 368,419
Hinge Health, Inc. , Class A
(b)
................. 2,515 232,788

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
72
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Hippo Holdings, Inc.
(b)
...................... 1,184 $ 38,918
HNI Corp. .............................. 4,196 203,212
Home BancShares, Inc. .................... 11,296 332,780
Hope Bancorp, Inc. ....................... 7,317 100,901
Horace Mann Educators Corp. ................ 2,442 124,273
Horizon Bancorp, Inc. ...................... 3,096 60,124
Hormel Foods Corp. ....................... 17,728 387,357
Hornbeck Offshore Services, Inc.
(b)
............. 8,620 88,786
Host Hotels & Resorts, Inc. .................. 42,811 938,845
Houlihan Lokey, Inc. , Class A ................. 3,433 457,585
Hovnanian Enterprises, Inc. , Class A
(b)
........... 283 35,129
Howard Hughes Holdings, Inc.
(b)
............... 1,773 113,702
Hub Group, Inc. , Class A .................... 3,417 136,236
HubSpot, Inc.
(b)
.......................... 3,058 799,239
Huntington Ingalls Industries, Inc. .............. 2,439 710,237
Huntsman Corp. ......................... 10,043 96,212
Huron Consulting Group, Inc.
(b)
................ 1,149 183,714
Hut 8 Corp.
(a) (b)
.......................... 6,137 482,614
Hycroft Mining Holding Corp. , Class A
(a) (b)
......... 2,959 69,329
Hyster-Yale, Inc. ......................... 591 20,011
Ibotta, Inc. , Class A
(b)
...................... 697 25,935
ICF International, Inc. ...................... 1,149 102,376
Ichor Holdings Ltd.
(b)
....................... 2,357 126,264
ICU Medical, Inc.
(b)
........................ 1,428 246,973
IDACORP, Inc. .......................... 3,287 447,558
Ideaya Biosciences, Inc.
(b)
................... 4,868 195,207
IDT Corp. , Class B ........................ 1,129 77,020
IES Holdings, Inc.
(a) (b)
...................... 1,088 329,664
IMAX Corp.
(b)
........................... 2,822 144,486
ImmunityBio, Inc.
(a) (b)
....................... 20,064 159,509
Immunome, Inc.
(a) (b)
....................... 5,653 154,949
Immunovant, Inc.
(b)
........................ 4,310 175,934
Impinj, Inc.
(a) (b)
........................... 1,670 291,114
Independence Realty Trust, Inc. ............... 13,396 216,747
Independent Bank Corp. .................... 443 16,165
Independent Bank Corp. .................... 2,975 241,511
indie Semiconductor, Inc. , Class A
(a) (b)
........... 11,967 44,457
Indivior Pharmaceuticals, Inc.
(b)
............... 6,710 234,380
Infleqtion, Inc.
(a) (b)
......................... 3,222 42,112
Ingevity Corp.
(b)
.......................... 2,264 156,873
Ingles Markets, Inc. , Class A ................. 1,063 86,953
Ingram Micro Holding Corp. .................. 2,962 83,440
Ingredion, Inc. ........................... 3,835 396,769
Inhibrx Biosciences, Inc.
(b)
................... 463 58,662
Innodata, Inc.
(b)
.......................... 1,831 103,305
Innospec, Inc. ........................... 1,613 151,396
Innovative Industrial Properties, Inc. , Class A ...... 1,578 89,820
Innovex International, Inc.
(b)
.................. 2,543 77,994
Innoviva, Inc.
(b)
.......................... 3,991 82,893
Insight Enterprises, Inc.
(b)
................... 1,706 267,876
Insperity, Inc. ............................ 2,171 115,823
Installed Building Products, Inc. ............... 1,398 339,476
Insulet Corp.
(b)
........................... 4,331 643,846
Intapp, Inc.
(b)
............................ 3,287 142,557
Integer Holdings Corp.
(b)
.................... 2,127 266,407
Integra LifeSciences Holdings Corp.
(b)
........... 4,217 71,352
Intellia Therapeutics, Inc.
(a) (b)
................. 6,761 86,068
InterDigital, Inc. .......................... 1,561 522,982
Interface, Inc. , Class A ..................... 3,473 131,696
International Bancshares Corp. ............... 3,404 238,825
International Seaways, Inc. .................. 2,546 251,137
Interparfums, Inc. ......................... 1,054 123,771
Intuitive Machines, Inc. , Class A
(b)
.............. 8,980 137,933
InvenTrust Properties Corp. .................. 4,869 157,317
Security Shares Value
a
United States (continued)
Invesco Ltd. ............................ 21,734 $ 712,441
Ionis Pharmaceuticals, Inc.
(b)
................. 9,548 576,317
IonQ, Inc.
(b)
............................. 23,822 936,443
Iovance Biotherapeutics, Inc.
(a) (b)
............... 21,537 175,957
IPG Photonics Corp.
(b)
..................... 1,613 122,717
iRadimed Corp. .......................... 501 43,276
IRhythm Holdings, Inc.
(b)
.................... 1,892 225,034
Iridium Communications, Inc. ................. 6,110 287,048
Itron, Inc.
(b)
............................. 2,729 264,740
ITT, Inc. ............................... 5,509 1,103,398
J & J Snack Foods Corp. .................... 963 84,917
J M Smucker Co. (The) ..................... 6,493 851,622
Jack Henry & Associates, Inc. ................ 4,428 743,505
Jade Biosciences, Inc.
(b)
.................... 2,542 54,297
Janus International Group, Inc.
(b)
.............. 10,015 49,674
Janus Living, Inc. , Class A ................... 4,631 137,772
Janux Therapeutics, Inc.
(b)
................... 2,543 46,333
Jazz Pharmaceuticals PLC
(b)
................. 3,473 870,612
JBG SMITH Properties ..................... 3,959 47,706
JBT Marel Corp. ......................... 3,247 379,477
Jefferies Financial Group, Inc. ................ 9,229 485,815
Jefferson Capital, Inc. ...................... 1,597 33,234
JetBlue Airways Corp.
(b)
.................... 7,319 33,667
JFrog Ltd.
(a) (b)
........................... 6,296 630,041
Joby Aviation, Inc.
(a) (b)
...................... 15,321 104,796
John B Sanfilippo & Son, Inc. ................. 777 57,257
John Wiley & Sons, Inc. , Class A .............. 2,636 138,100
Jones Lang LaSalle, Inc.
(b)
................... 2,829 1,035,046
Kadant, Inc. ............................ 777 232,432
Kailera Therapeutics, Inc.
(b)
.................. 4,489 69,131
Kaiser Aluminum Corp. ..................... 973 154,493
Karman Holdings, Inc.
(a) (b)
................... 5,736 237,757
KB Home .............................. 3,971 211,654
KBR, Inc. .............................. 8,062 302,325
Kemper Corp. ........................... 3,197 90,091
Kennametal, Inc. ......................... 4,403 129,184
Kestra Medical Technologies Ltd.
(b)
............. 1,413 36,385
Kforce, Inc. ............................. 1,149 66,159
Kilroy Realty Corp. ........................ 6,854 248,800
Kimbell Royalty Partners LP ................. 5,240 78,338
Kinetik Holdings, Inc. , Class A ................ 3,375 185,051
Kiniksa Pharmaceuticals International PLC , Class A
(b)
2,076 163,236
Kinsale Capital Group, Inc. .................. 1,308 489,061
Kirby Corp.
(b)
............................ 963 136,611
Kite Realty Group Trust ..................... 12,462 321,520
Knife River Corp.
(b)
........................ 3,505 219,764
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,842 674,275
Knowles Corp.
(b)
......................... 5,705 194,997
Kodiak Gas Services, Inc. ................... 5,943 349,270
Kodiak Sciences, Inc.
(b)
..................... 1,784 66,632
Kohl's Corp. ............................ 6,668 118,824
Kontoor Brands, Inc. ....................... 3,008 226,833
Koppers Holdings, Inc. ..................... 1,209 55,457
Korn Ferry ............................. 3,194 273,247
Kosmos Energy Ltd.
(b)
...................... 26,773 76,571
Kratos Defense & Security Solutions, Inc.
(b)
....... 11,814 602,278
Krispy Kreme, Inc.
(b)
....................... 6,854 23,441
Krystal Biotech, Inc.
(b)
...................... 1,335 479,746
Kulicke & Soffa Industries, Inc. ................ 3,287 263,157
Kura Oncology, Inc.
(b)
...................... 3,659 46,286
Kura Sushi USA, Inc. , Class A
(b)
............... 591 26,985
Kymera Therapeutics, Inc.
(b)
.................. 3,250 386,133
Kyndryl Holdings, Inc.
(b)
..................... 13,926 187,305
Ladder Capital Corp. , Class A ................ 7,597 74,451

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
73
Schedule of Investments
Security Shares Value
a
United States (continued)
Lakeland Financial Corp. .................... 1,541 $ 91,058
Lamar Advertising Co. , Class A ............... 5,273 785,730
Lamb Weston Holdings, Inc. ................. 8,062 439,621
Landbridge Co. LLC , Class A ................. 1,692 148,185
Landstar System, Inc. ...................... 2,116 382,213
Lantheus Holdings, Inc.
(b)
................... 4,152 419,186
Latham Group, Inc.
(b)
...................... 3,287 23,239
Lattice Semiconductor Corp.
(b)
................ 8,496 979,929
Laureate Education, Inc. , Class A
(b)
............. 7,432 278,923
Lazard, Inc. , Class A ....................... 5,724 247,449
La-Z-Boy, Inc. ........................... 2,543 80,461
LB Pharmaceuticals, Inc.
(b)
.................. 995 47,024
LCI Industries ........................... 1,483 149,234
Lear Corp. ............................. 3,244 405,468
Legacy Housing Corp.
(b)
.................... 870 24,473
Legalzoom.com, Inc.
(b)
..................... 6,389 39,803
Legence Corp. , Class A
(b)
................... 3,292 176,352
LeMaitre Vascular, Inc. ..................... 1,242 99,708
Lemonade, Inc.
(b)
......................... 4,498 234,931
LendingTree, Inc.
(b)
........................ 963 27,003
Leonardo DRS, Inc. ....................... 4,961 188,518
Levi Strauss & Co. , Class A .................. 5,612 116,505
Lexicon Pharmaceuticals, Inc.
(b)
............... 17,805 40,061
LGI Homes, Inc.
(b)
........................ 1,335 74,680
Liberty Capital Corp. , Class C , NVS ............ 1,984 51,644
Liberty Energy, Inc. , Class A ................. 10,108 199,229
Liberty Global Ltd. , Class A
(b)
................. 11,041 118,691
Liberty Global Ltd. , Class C , NVS
(b)
............. 6,939 72,790
Liberty Latin America Ltd. , Class C , NVS
(b)
........ 7,876 67,340
Liberty Live Holdings, Inc. , Class A
(b)
............ 1,242 123,554
Liberty Live Holdings, Inc. , Class C , NVS
(b)
........ 2,598 268,945
Life Time Group Holdings, Inc.
(b)
............... 9,850 413,897
LifeStance Health Group, Inc.
(b)
............... 11,178 138,160
Ligand Pharmaceuticals, Inc.
(b)
................ 1,187 337,227
Lightwave Logic, Inc.
(a) (b)
.................... 9,473 51,438
Limbach Holdings, Inc.
(b)
.................... 777 32,028
Lincoln Educational Services Corp.
(b)
............ 1,448 36,432
Lincoln Electric Holdings, Inc. ................ 3,266 918,497
Lindblad Expeditions Holdings, Inc.
(b)
............ 3,194 84,833
Lindsay Corp. ........................... 687 78,943
Lineage, Inc. ............................ 4,316 169,403
Lionsgate Studios Corp.
(b)
................... 13,051 147,868
Liquidia Corp.
(b)
.......................... 3,845 262,114
Liquidity Services, Inc.
(b)
.................... 1,706 71,106
Lithia Motors, Inc. , Class A .................. 1,424 523,064
Littelfuse, Inc. ........................... 1,521 626,926
LivaNova PLC
(b)
.......................... 3,473 277,180
Live Oak Bancshares, Inc. ................... 2,021 79,607
LiveRamp Holdings, Inc.
(b)
................... 3,938 148,541
LKQ Corp. ............................. 15,612 391,861
Loar Holdings, Inc.
(a) (b)
...................... 1,929 135,397
Louisiana-Pacific Corp. ..................... 3,845 271,111
LSB Industries, Inc.
(b)
...................... 3,417 36,459
LSI Industries, Inc. ........................ 2,078 40,708
LTC Properties, Inc. ....................... 2,875 115,920
Lululemon Athletica, Inc.
(b)
................... 6,423 772,430
Lumen Technologies, Inc.
(b)
.................. 59,003 368,769
LXP Industrial Trust ....................... 3,803 230,880
Lyft, Inc. , Class A
(b)
........................ 23,210 392,249
M/I Homes, Inc.
(b)
......................... 1,544 229,763
Macerich Co. (The) ....................... 15,162 358,126
MACOM Technology Solutions Holdings, Inc.
(b)
..... 4,170 1,100,171
Macy's, Inc. ............................ 16,929 371,761
Security Shares Value
a
United States (continued)
Madison Square Garden Entertainment Corp. , Class
A
(b)
................................. 2,450 $ 190,341
Madison Square Garden Sports Corp.
(b)
.......... 963 370,495
Madrigal Pharmaceuticals, Inc.
(b)
.............. 938 506,548
Magnite, Inc.
(b)
........................... 8,341 195,930
Magnolia Oil & Gas Corp. , Class A ............. 14,265 383,015
Malibu Boats, Inc. , Class A
(b)
................. 1,428 38,499
Manhattan Associates, Inc.
(b)
................. 3,679 821,116
MannKind Corp.
(b)
........................ 16,464 66,021
ManpowerGroup, Inc. ...................... 3,008 189,354
Maplebear, Inc.
(b)
......................... 9,040 456,701
MARA Holdings, Inc.
(b)
..................... 23,545 253,580
Maravai LifeSciences Holdings, Inc. , Class A
(b)
..... 6,983 53,350
Marcus & Millichap, Inc. .................... 1,892 59,901
MarineMax, Inc.
(b)
......................... 1,521 79,366
MarketAxess Holdings, Inc. .................. 2,231 362,828
Marqeta, Inc. , Class A
(b)
.................... 6,387 104,875
Marriott Vacations Worldwide Corp. ............. 1,799 187,564
Marten Transport Ltd. ...................... 3,665 52,849
Marzetti Co. (The) ........................ 1,242 139,911
Masterbrand, Inc.
(b)
....................... 12,556 103,587
Matador Resources Co. .................... 7,387 428,520
Match Group, Inc. ........................ 13,231 537,840
Materion Corp. .......................... 1,335 315,167
Matson, Inc. ............................ 390 87,676
Mattel, Inc.
(b)
............................ 17,755 265,437
Matthews International Corp. , Class A ........... 2,078 43,160
Maximus, Inc. ........................... 3,426 197,920
MaxLinear, Inc. , Class A
(b)
................... 5,426 325,072
Maze Therapeutics, Inc.
(b)
................... 1,441 38,287
MBX Biosciences, Inc.
(b)
.................... 1,376 84,762
McEwen, Inc.
(a) (b)
......................... 2,830 57,053
McGrath RentCorp ........................ 1,613 181,366
MDU Resources Group, Inc. ................. 11,503 229,140
MediaAlpha, Inc. , Class A
(b)
.................. 2,729 34,440
Medical Properties Trust, Inc. ................. 32,091 127,401
Medpace Holdings, Inc.
(b)
................... 1,416 841,090
MeiraGTx Holdings PLC
(b)
................... 3,405 47,023
Mercantile Bank Corp. ..................... 936 55,935
Merchants Bancorp ....................... 1,252 65,905
Mercury General Corp. ..................... 1,683 171,599
Mercury Systems, Inc.
(b)
.................... 3,287 287,054
Merit Medical Systems, Inc.
(b)
................. 3,566 323,294
Meritage Homes Corp. ..................... 3,848 267,167
Metallus, Inc.
(b)
.......................... 3,101 60,532
Metrocity Bankshares, Inc. .................. 1,362 47,425
Metropolitan Bank Holding Corp. .............. 560 50,837
MFA Financial, Inc. ........................ 6,854 60,452
MGE Energy, Inc. ......................... 2,264 175,890
MGIC Investment Corp. .................... 10,381 318,178
MGM Resorts International
(b)
................. 10,990 454,546
Miami International Holdings, Inc.
(b)
............. 4,363 187,042
Middleby Corp. (The)
(b)
..................... 2,564 284,194
Middlesex Water Co. ...................... 1,097 63,626
Midera Food Processing, Inc.
(b)
............... 2,564 120,200
MillerKnoll, Inc. .......................... 4,031 91,060
Millrose Properties, Inc. .................... 9,391 285,674
Minerals Technologies, Inc. .................. 1,985 140,776
Mineralys Therapeutics, Inc.
(b)
................ 4,332 111,202
Mirion Technologies, Inc. , Class A
(b)
............ 14,998 226,020
Mirum Pharmaceuticals, Inc.
(a) (b)
............... 2,581 253,067
Mission Produce, Inc.
(b)
..................... 3,938 50,091
MKS, Inc. .............................. 4,146 1,062,371
Mobility Global, Inc. ....................... 18,568 376,930

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
74
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Moderna, Inc.
(b)
.......................... 20,759 $ 2,913,318
Modine Manufacturing Co.
(b)
................. 3,101 553,311
Mohawk Industries, Inc.
(b)
................... 3,287 421,558
Molina Healthcare, Inc.
(b)
.................... 3,271 650,177
Molson Coors Beverage Co. , Class B ........... 9,533 379,032
Monarch Casino & Resort, Inc. ................ 870 104,792
Monte Rosa Therapeutics, Inc.
(a) (b)
............. 3,331 46,434
Moog, Inc. , Class A ....................... 1,799 668,329
MoonLake Immunotherapeutics , Class A
(b)
........ 3,105 46,730
Morningstar, Inc. ......................... 1,236 270,610
Mosaic Co. (The) ......................... 19,547 471,474
MP Materials Corp.
(a) (b)
..................... 8,589 470,248
MSA Safety, Inc. ......................... 2,268 423,594
MSC Industrial Direct Co., Inc. , Class A .......... 2,686 319,312
Mueller Industries, Inc. ..................... 12,964 809,083
Mueller Water Products, Inc. , Class A ........... 9,550 230,537
Murphy Oil Corp. ......................... 8,434 307,166
Murphy USA, Inc. ........................ 1,017 524,152
Myers Industries, Inc. ...................... 1,353 43,418
MYR Group, Inc.
(b)
........................ 941 274,226
N-able, Inc.
(b)
............................ 6,017 23,948
Nabors Industries Ltd.
(b)
.................... 777 72,758
NANO Nuclear Energy, Inc.
(a) (b)
................ 1,613 29,502
Napco Security Technologies, Inc. ............. 2,636 95,529
National Bank Holdings Corp. , Class A .......... 2,270 93,728
National Beverage Corp. .................... 2,183 69,048
National Energy Services Reunited Corp.
(b)
....... 3,669 128,819
National Fuel Gas Co. ..................... 5,570 462,644
National Health Investors, Inc. ................ 2,729 194,059
National HealthCare Corp. ................... 806 174,523
National Presto Industries, Inc. ................ 149 22,605
National Vision Holdings, Inc.
(b)
............... 4,961 84,734
Natural Grocers by Vitamin Cottage, Inc. ......... 870 23,812
Navan, Inc.
(b)
............................ 4,810 139,779
Navient Corp. ........................... 4,577 43,527
Navitas Semiconductor Corp. , Class A
(a) (b)
........ 12,959 150,195
NB Bancorp, Inc. ......................... 2,391 53,391
NBT Bancorp, Inc. ........................ 3,074 158,065
nCino, Inc.
(b)
............................ 6,296 142,290
NCR Atleos Corp.
(b)
....................... 4,217 193,645
NCR Voyix Corp.
(b)
........................ 8,806 73,794
Nektar Therapeutics
(b)
...................... 1,887 134,694
Nelnet, Inc. , Class A ....................... 870 108,985
Neogen Corp.
(b)
.......................... 12,280 141,957
NeoGenomics, Inc.
(b)
...................... 7,690 137,728
Neptune Insurance Holdings, Inc. , Class A
(b)
....... 2,434 81,077
NerdWallet, Inc. , Class A
(b)
................... 3,659 36,151
NETGEAR, Inc.
(b)
......................... 2,193 46,404
NetScout Systems, Inc.
(b)
................... 4,310 167,357
Netskope, Inc. , Class A
(a) (b)
.................. 10,958 167,767
NETSTREIT Corp. ........................ 5,612 114,260
New Jersey Resources Corp. ................. 6,439 343,456
New York Times Co. (The) , Class A ............. 8,691 584,644
Newamsterdam Pharma Co. N.V.
(a) (b)
............ 3,695 93,631
Newell Brands, Inc. ....................... 25,969 162,306
Newmark Group, Inc. , Class A ................ 8,434 128,450
NewMarket Corp. ......................... 482 432,691
Newsmax, Inc. , Class B
(b)
................... 4,220 45,407
NexPoint Residential Trust, Inc. ............... 1,613 38,244
Nexstar Media Group, Inc. , Class A ............. 1,810 329,655
NextDecade Corp.
(a) (b)
...................... 6,619 49,907
Nextdoor Holdings, Inc.
(b)
................... 15,999 35,998
NextNav, Inc.
(b)
.......................... 4,403 69,876
Nextpower, Inc. , Class A
(b)
................... 8,969 735,727
Security Shares Value
a
United States (continued)
Nicolet Bankshares, Inc. .................... 1,240 $ 209,982
nLight, Inc.
(b)
............................ 3,390 143,295
NMI Holdings, Inc. , Class A
(b)
................. 4,932 218,734
NNN REIT, Inc. .......................... 11,538 521,518
Noble Corp. PLC ......................... 7,690 352,433
Northeast Bank .......................... 463 58,407
Northern Oil & Gas, Inc. .................... 7,621 198,222
Northwest Bancshares, Inc. .................. 8,893 135,974
Northwest Natural Holding Co. ................ 2,450 120,222
Northwestern Energy Group, Inc. .............. 3,752 259,488
Norwegian Cruise Line Holdings Ltd.
(b)
........... 27,273 440,186
NOV, Inc. .............................. 22,023 468,870
Novanta, Inc.
(b)
.......................... 2,174 317,882
Novavax, Inc.
(a) (b)
......................... 8,899 83,384
Novocure Ltd.
(b)
.......................... 6,110 107,842
NPK International, Inc.
(b)
.................... 6,110 81,141
Nurix Therapeutics, Inc.
(b)
................... 4,217 108,714
Nutanix, Inc. , Class A
(b)
..................... 15,623 1,071,269
Nutex Health, Inc.
(b)
....................... 239 45,114
Nuvation Bio, Inc.
(b)
....................... 13,340 88,844
NWPX Infrastructure, Inc.
(b)
.................. 507 55,729
Oceaneering International, Inc.
(b)
.............. 6,389 330,695
OceanFirst Financial Corp. .................. 5,207 98,100
Ocular Therapeutix, Inc.
(b)
................... 7,319 76,776
OFG Bancorp ........................... 2,538 132,103
OGE Energy Corp. ........................ 12,623 575,987
O-I Glass, Inc.
(b)
.......................... 9,178 66,724
Oil-Dri Corp. of America .................... 597 53,718
Oklo, Inc. , Class A
(a) (b)
...................... 8,945 362,899
Old National Bancorp ...................... 21,288 544,547
Old Republic International Corp. ............... 14,511 605,544
Old Second Bancorp, Inc. ................... 3,059 76,720
Olema Pharmaceuticals, Inc.
(b)
................ 2,299 23,979
Olin Corp. .............................. 6,947 120,878
Ollie's Bargain Outlet Holdings, Inc.
(b)
........... 3,752 282,976
Omada Health, Inc.
(b)
...................... 2,889 70,925
Omega Healthcare Investors, Inc. .............. 17,909 818,799
Omeros Corp.
(b)
.......................... 4,509 84,724
Omnicell, Inc.
(b)
.......................... 2,822 99,222
Ondas, Inc.
(a) (b)
.......................... 28,705 219,737
ONE Gas, Inc. ........................... 3,816 302,494
OneMain Holdings, Inc. , Class A ............... 7,319 457,145
OneSpaWorld Holdings Ltd. .................. 6,119 151,935
Onterris, Inc.
(b)
........................... 2,264 37,854
Onto Innovation, Inc.
(b)
..................... 3,008 803,768
Opendoor Technologies, Inc.
(a) (b)
............... 54,231 173,539
OPENLANE, Inc.
(b)
........................ 7,040 250,624
OPKO Health, Inc.
(a) (b)
...................... 27,130 39,881
Oppenheimer Holdings, Inc. , Class A , NVS ....... 358 42,527
Option Care Health, Inc.
(b)
................... 8,868 207,955
Orchid Island Capital, Inc. ................... 13,564 89,387
Organon & Co. .......................... 15,813 217,587
ORIC Pharmaceuticals, Inc.
(b)
................ 2,651 34,436
Origin Bancorp, Inc. ....................... 1,816 96,484
Ormat Technologies, Inc. .................... 3,886 396,372
Orrstown Financial Services, Inc. .............. 1,135 47,330
Oruka Therapeutics, Inc.
(b)
................... 2,411 223,307
Oscar Health, Inc. , Class A
(b)
................. 14,478 433,761
Oshkosh Corp. .......................... 3,938 606,885
OSI Systems, Inc.
(b)
....................... 1,056 219,553
Otter Tail Corp. .......................... 2,264 204,824
Ouster, Inc.
(b)
............................ 3,565 122,779
Outfront Media, Inc. ....................... 9,794 287,748
Owens Corning .......................... 5,062 699,315

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
75
Schedule of Investments
Security Shares Value
a
United States (continued)
Oxford Industries, Inc. ..................... 1,149 $ 43,995
Pacira BioSciences, Inc.
(b)
................... 3,287 85,133
PACS Group, Inc.
(b)
....................... 2,850 120,584
PagerDuty, Inc.
(b)
......................... 5,054 71,464
Palomar Holdings, Inc. ..................... 1,615 214,101
Palvella Therapeutics, Inc.
(b)
................. 667 101,778
Papa John's International, Inc. ................ 1,985 46,608
Par Pacific Holdings, Inc.
(b)
.................. 3,062 244,715
PAR Technology Corp.
(a) (b)
................... 2,357 44,312
Paramount Skydance Corp. , Class B , NVS
(a)
...... 18,812 205,239
Park Hotels & Resorts, Inc. .................. 11,483 175,690
Park National Corp. ....................... 994 194,118
Parsons Corp.
(b)
.......................... 3,540 172,186
Pathward Financial, Inc. .................... 1,618 131,802
Patrick Industries, Inc. ..................... 2,078 169,814
Pattern Group, Inc. , Class A
(b)
................ 1,999 41,439
Patterson-UTI Energy, Inc. .................. 21,983 277,865
Paycom Software, Inc. ..................... 2,428 580,535
Paylocity Holding Corp.
(b)
................... 2,729 437,240
Paymentus Holdings, Inc. , Class A
(a) (b)
........... 3,105 110,538
Payoneer Global, Inc.
(b)
..................... 15,217 108,193
PBF Energy, Inc. , Class A ................... 5,946 433,999
PC Connection, Inc. ....................... 963 76,915
PDF Solutions, Inc.
(b)
...................... 2,357 104,839
Peabody Energy Corp. ..................... 7,226 214,540
Peapack-Gladstone Financial Corp. ............ 909 40,578
Pebblebrook Hotel Trust .................... 7,136 129,304
Pediatrix Medical Group, Inc.
(b)
................ 5,147 135,006
Pegasystems, Inc. ........................ 5,612 206,578
Peloton Interactive, Inc. , Class A
(b)
............. 21,425 114,838
Penguin Solutions, Inc.
(b)
.................... 3,194 156,762
Penn Entertainment, Inc.
(b)
................... 7,345 122,735
Pennant Group, Inc. (The)
(b)
.................. 2,543 93,481
PennyMac Financial Services, Inc. ............. 1,985 145,123
PennyMac Mortgage Investment Trust ........... 5,245 48,883
Penske Automotive Group, Inc. ............... 1,220 264,240
Pentair PLC ............................ 9,917 599,582
Penumbra, Inc.
(b)
......................... 2,264 731,498
People, Inc.
(b)
........................... 4,107 157,216
Peoples Bancorp, Inc. ..................... 2,165 85,236
Perdoceo Education Corp. ................... 3,522 117,071
Perella Weinberg Partners , Class A ............. 3,194 53,116
Performance Food Group Co.
(b)
............... 9,713 963,238
Perimeter Solutions, Inc.
(b)
................... 8,824 269,132
Permian Resources Corp. , Class A ............. 46,522 1,083,497
Perrigo Co. PLC ......................... 8,341 122,112
Personalis, Inc.
(b)
......................... 3,759 63,076
Phathom Pharmaceuticals, Inc.
(a) (b)
............. 2,570 24,595
Phibro Animal Health Corp. , Class A ............ 1,706 64,384
Phillips Edison & Co., Inc. ................... 7,573 292,696
Phinia, Inc. ............................. 2,543 174,043
Photronics, Inc.
(b)
......................... 3,556 100,066
Phreesia, Inc.
(b)
.......................... 3,287 40,134
Piedmont Realty Trust, Inc. , Class A
(b)
........... 7,412 70,933
Pilgrim's Pride Corp.
(b)
..................... 3,008 94,391
Pinnacle West Capital Corp. ................. 7,536 735,815
Pinterest, Inc. , Class A
(b)
.................... 27,553 598,176
Piper Sandler Companies ................... 4,304 323,058
PJT Partners, Inc. , Class A .................. 1,687 304,318
Plains GP Holdings LP , Class A
(b)
.............. 11,902 335,874
Planet Fitness, Inc. , Class A
(b)
................ 4,885 252,066
Planet Labs PBC
(b)
........................ 15,183 301,383
Plexus Corp.
(b)
........................... 1,706 408,536
Plug Power, Inc.
(a) (b)
....................... 80,338 173,530
Security Shares Value
a
United States (continued)
Polaris, Inc. ............................. 3,473 $ 224,147
Pool Corp. ............................. 2,254 420,416
Popular, Inc. ............................ 3,985 670,237
Porch Group, Inc.
(b)
....................... 6,502 110,469
Portland General Electric Co. ................. 7,194 351,499
Post Holdings, Inc.
(b)
....................... 2,501 208,483
Powell Industries, Inc. ...................... 1,767 317,583
Power Integrations, Inc. .................... 3,473 178,443
Power Solutions International, Inc.
(b)
............ 584 21,205
PRA Group, Inc.
(b)
........................ 2,822 53,110
Praxis Precision Medicines, Inc.
(b)
.............. 1,456 510,037
Precigen, Inc.
(b)
.......................... 10,653 73,825
Preformed Line Products Co. ................. 219 87,786
Prestige Consumer Healthcare, Inc.
(b)
........... 3,008 155,754
PriceSmart, Inc. .......................... 1,588 269,976
Prime Medicine, Inc.
(b)
...................... 8,326 29,890
Primerica, Inc. ........................... 2,242 644,911
Primo Brands Corp. , Class A ................. 14,414 328,927
Primoris Services Corp. .................... 3,287 237,026
Privia Health Group, Inc.
(b)
................... 6,296 129,005
Procore Technologies, Inc.
(b)
................. 7,034 441,172
PROG Holdings, Inc. ...................... 2,295 87,508
Progress Software Corp.
(b)
................... 2,729 126,271
Progyny, Inc.
(b)
........................... 4,941 126,440
ProPetro Holding Corp.
(b)
.................... 6,668 75,748
Prosperity Bancshares, Inc. .................. 6,828 488,612
Protagonist Therapeutics, Inc.
(b)
............... 3,168 468,072
Proto Labs, Inc.
(b)
......................... 1,706 136,582
Provident Financial Services, Inc. .............. 7,497 175,430
PTC Therapeutics, Inc.
(b)
.................... 4,315 300,065
Pulse Biosciences, Inc.
(a) (b)
................... 1,374 69,153
PureCycle Technologies, Inc.
(a) (b)
............... 7,783 50,823
Pursuit Attractions and Hospitality, Inc.
(b)
......... 1,521 73,008
PVH Corp. ............................. 2,775 205,794
Q2 Holdings, Inc.
(b)
........................ 3,659 237,981
QCR Holdings, Inc. ....................... 1,038 103,250
Qorvo, Inc.
(b)
............................ 5,091 489,143
Quaker Chemical Corp. .................... 963 159,665
Qualys, Inc.
(b)
........................... 2,264 421,421
Quanex Building Products Corp. ............... 3,008 57,814
Quantum Computing, Inc.
(a) (b)
................. 12,043 99,114
QuantumScape Corp. , Class A
(a) (b)
............. 27,425 153,306
QuidelOrtho Corp.
(b)
....................... 4,217 60,851
QuinStreet, Inc.
(b)
......................... 3,194 62,091
QXO, Inc.
(a) (b)
............................ 57,718 766,495
Radian Group, Inc. ........................ 8,244 295,630
RadNet, Inc.
(b)
........................... 4,124 312,682
Ralliant Corp. ........................... 6,582 406,307
Ralph Lauren Corp. , Class A ................. 2,110 731,959
Ramaco Resources, Inc. , Class A
(b)
............. 2,333 33,222
Rambus, Inc.
(b)
.......................... 6,821 591,312
Range Resources Corp. .................... 14,371 593,810
Rapport Therapeutics, Inc.
(b)
................. 1,681 81,814
Rayonier, Inc. ........................... 17,368 356,044
RBC Bearings, Inc.
(b)
...................... 1,739 859,518
RealReal, Inc. (The)
(b)
...................... 6,203 63,519
Red Cat Holdings, Inc.
(a) (b)
................... 6,397 54,950
Red Rock Resorts, Inc. , Class A ............... 2,774 155,788
Red Violet, Inc.
(b)
......................... 638 46,676
Redwire Corp.
(b)
.......................... 16,434 175,844
Redwood Trust, Inc. ....................... 9,829 45,410
Regal Rexnord Corp. ...................... 3,938 623,976
Reinsurance Group of America, Inc. ............ 4,010 986,620
Relay Therapeutics, Inc.
(b)
................... 7,209 132,501

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
76
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Remitly Global, Inc.
(b)
...................... 10,967 $ 293,258
RenaissanceRe Holdings Ltd. ................ 2,637 863,987
Renasant Corp. .......................... 5,703 233,310
Repligen Corp.
(b)
......................... 3,194 578,050
Republic Bancorp, Inc. , Class A ............... 527 49,280
Resideo Technologies, Inc.
(b)
................. 8,067 156,177
Resolute Holdings Management, Inc.
(a) (b)
......... 282 38,217
Revolve Group, Inc. , Class A
(b)
................ 2,636 58,572
Revvity, Inc. ............................ 6,998 900,433
REX American Resources Corp.
(b)
............. 1,761 72,342
Rexford Industrial Realty, Inc. ................ 14,266 528,413
Reynolds Consumer Products, Inc. ............. 3,845 89,012
RH
(b)
................................. 963 143,631
Rhythm Pharmaceuticals, Inc.
(b)
............... 3,421 363,071
Ridgepost Capital, Inc. , Class A ............... 4,087 35,148
Rigetti Computing, Inc.
(a) (b)
................... 19,249 301,439
Riley Exploration Permian, Inc. ................ 870 33,956
RingCentral, Inc. , Class A ................... 4,310 300,062
Riot Platforms, Inc.
(b)
...................... 21,239 403,435
Rithm Capital Corp. ....................... 34,638 347,419
RLI Corp. .............................. 5,154 327,124
RLJ Lodging Trust ........................ 6,934 76,551
Robert Half, Inc. ......................... 6,203 281,244
Rogers Corp.
(b)
.......................... 1,002 125,821
Roku, Inc. , Class A
(b)
...................... 8,129 1,275,684
Root, Inc. , Class A
(b)
....................... 685 38,011
Royal Gold, Inc. .......................... 5,208 1,361,736
RPC, Inc. .............................. 6,947 45,364
RPM International, Inc. ..................... 7,317 761,700
Rubrik, Inc. , Class A
(b)
...................... 9,927 923,608
RUM Group, Inc.
(a) (b)
....................... 4,682 41,951
Rush Enterprises, Inc. , Class A ............... 3,845 295,412
Rush Enterprises, Inc. , Class B ............... 591 45,944
Rush Street Interactive, Inc. , Class A
(b)
.......... 6,686 172,231
RXO, Inc.
(b)
............................. 6,203 131,814
Ryan Specialty Holdings, Inc. , Class A ........... 6,482 273,411
Ryder System, Inc. ........................ 2,285 558,591
Ryerson Holding Corp. ..................... 2,078 52,075
Ryman Hospitality Properties, Inc. ............. 3,698 468,758
S&T Bancorp, Inc. ........................ 2,266 112,122
Sable Offshore Corp.
(a) (b)
.................... 6,177 29,835
Sabra Health Care REIT, Inc. ................. 16,075 327,769
Safehold, Inc. ........................... 3,473 52,581
Safety Insurance Group, Inc. ................. 910 94,403
Saia, Inc.
(b)
............................. 1,613 572,825
Sally Beauty Holdings, Inc.
(b)
................. 6,110 100,082
Sana Biotechnology, Inc.
(b)
................... 10,275 39,764
Sanmina Corp.
(b)
......................... 3,170 623,602
Satellogic, Inc. , Class A
(a) (b)
.................. 5,587 27,209
Saul Centers, Inc. ........................ 1,242 40,502
Savara, Inc.
(b)
........................... 5,605 30,211
Savers Value Village, Inc.
(b)
.................. 3,584 37,023
ScanSource, Inc.
(b)
........................ 1,613 92,086
Schneider National, Inc. , Class B .............. 3,287 113,434
Scholar Rock Holding Corp.
(b)
................ 5,256 298,541
Scholastic Corp. ......................... 848 32,563
Schrodinger, Inc.
(b)
........................ 3,938 76,791
Science Applications International Corp. ......... 2,653 340,168
Scotts Miracle-Gro Co. (The) ................. 2,729 163,194
Seaboard Corp. .......................... 16 62,564
Seacoast Banking Corp. of Florida ............. 6,128 208,076
SEI Investments Co. ....................... 6,190 686,966
Select Water Solutions, Inc. , Class A ............ 7,163 139,679
Selective Insurance Group, Inc. ............... 3,477 317,415
Security Shares Value
a
United States (continued)
SELLAS Life Sciences Group, Inc.
(a) (b)
........... 11,358 $ 151,516
Semtech Corp.
(b)
......................... 5,646 750,692
Seneca Foods Corp. , Class A
(b)
............... 272 53,935
Sensata Technologies Holding PLC ............ 9,178 376,573
Sensient Technologies Corp. ................. 2,264 305,504
SentinelOne, Inc. , Class A
(b)
.................. 19,959 441,094
Septerna, Inc.
(b)
.......................... 1,243 47,420
Service Corp. International .................. 8,301 677,694
Service Properties Trust .................... 6,557 51,145
ServiceTitan, Inc. , Class A
(b)
.................. 3,455 338,728
ServisFirst Bancshares, Inc. ................. 6,016 258,929
Sezzle, Inc.
(b)
........................... 979 118,018
Shake Shack, Inc. , Class A
(b)
................. 2,357 162,374
SharonAI Holdings, Inc. , Class A
(b)
............. 2,079 114,054
Shenandoah Telecommunications Co. ........... 3,287 40,660
Shoals Technologies Group, Inc. , Class A
(b)
....... 10,017 69,318
SI-BONE, Inc.
(a) (b)
......................... 2,636 50,137
Signet Jewelers Ltd. ....................... 2,502 205,865
Silgan Holdings, Inc. ....................... 5,432 225,645
Silicon Laboratories, Inc.
(b)
................... 1,985 434,814
Simmons First National Corp. , Class A .......... 8,829 199,359
Simpson Manufacturing Co., Inc. .............. 2,543 464,377
Sinclair, Inc. ............................ 2,729 38,479
Sionna Therapeutics, Inc.
(a) (b)
................. 828 4,993
Sirius XM Holdings, Inc. .................... 12,094 340,688
SiteOne Landscape Supply, Inc.
(b)
.............. 2,729 268,888
SiTime Corp.
(b)
........................... 1,441 814,770
Six Flags Entertainment Corp.
(b)
............... 5,705 85,860
Skyward Specialty Insurance Group, Inc.
(b)
........ 2,194 125,958
SkyWest, Inc.
(b)
.......................... 684 64,747
Skyworks Solutions, Inc. .................... 9,440 632,574
SL Green Realty Corp. ..................... 4,217 236,068
Slide Insurance Holdings, Inc. ................ 3,490 81,143
SLM Corp. ............................. 11,276 292,838
SM Energy Co. .......................... 14,980 556,956
Smartstop Self Storage REIT, Inc. .............. 3,370 109,424
Snap, Inc. , Class A , NVS
(b)
.................. 67,588 375,113
SolarEdge Technologies, Inc.
(b)
................ 3,566 114,825
Solaris Energy Infrastructure, Inc. , Class A ........ 2,845 144,441
Solid Power, Inc.
(b)
........................ 9,825 22,892
Solstice Advanced Materials, Inc. .............. 9,604 608,798
Solv Energy, Inc. , Class A
(b)
.................. 2,885 73,625
Solventum Corp.
(b)
........................ 9,089 827,644
Somnigroup International, Inc. ................ 13,279 859,815
Sonic Automotive, Inc. , Class A ............... 890 69,999
Sonida Senior Living, Inc.
(b)
.................. 1,923 72,113
Sonoco Products Co. ...................... 5,948 328,032
Sonos, Inc.
(b)
............................ 7,412 115,627
Sotera Health Co.
(b)
....................... 17,095 323,096
SoundHound AI, Inc. , Class A
(a) (b)
.............. 25,016 179,115
South Plains Financial, Inc. .................. 788 34,357
Southern Missouri Bancorp, Inc. ............... 579 42,609
Southside Bancshares, Inc. .................. 1,722 54,346
SOUTHSTATE BANK CORP. ................. 6,125 642,451
Southwest Gas Holdings, Inc. ................ 3,898 344,310
Spectrum Brands Holdings, Inc. ............... 1,306 112,721
Sphere Entertainment Co.
(b)
.................. 1,533 208,948
Spire, Inc. .............................. 3,473 284,230
Sprinklr, Inc. , Class A
(b)
..................... 6,668 54,744
Sprouts Farmers Market, Inc.
(b)
................ 5,823 477,719
SPS Commerce, Inc.
(b)
..................... 2,264 193,346
SPX Technologies, Inc.
(b)
.................... 2,980 586,315
Spyre Therapeutics, Inc.
(b)
................... 3,871 345,796
St. Joe Co. (The) ......................... 2,450 161,945

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
77
Schedule of Investments
Security Shares Value
a
United States (continued)
STAAR Surgical Co.
(b)
...................... 2,729 $ 61,648
STAG Industrial, Inc. ...................... 11,394 424,427
Stagwell, Inc. , Class A
(b)
.................... 7,597 65,942
Standard Motor Products, Inc. ................ 1,706 64,350
StandardAero, Inc.
(b)
....................... 13,537 331,521
Standex International Corp. .................. 734 212,610
Stanley Black & Decker, Inc. ................. 9,754 939,993
Starwood Property Trust, Inc. ................. 21,010 329,857
Stepan Co. ............................. 1,428 89,407
StepStone Group, Inc. , Class A ............... 4,173 218,081
Sterling Infrastructure, Inc.
(b)
................. 1,828 859,288
Steven Madden Ltd. ....................... 4,310 186,106
Stewart Information Services Corp. ............. 1,985 136,270
Stifel Financial Corp. ...................... 9,235 746,003
Stock Yards Bancorp, Inc. ................... 1,693 134,103
Stoke Therapeutics, Inc.
(b)
................... 2,915 90,948
StoneX Group, Inc.
(b)
...................... 6,519 446,421
Strategic Education, Inc. .................... 1,428 118,296
Stride, Inc.
(b)
............................ 2,636 228,515
Stubhub Holdings, Inc. , Class A
(b)
.............. 13,142 83,846
Sturm Ruger & Co., Inc. .................... 1,242 47,159
Summit Therapeutics, Inc.
(b)
.................. 9,590 130,616
SunCoke Energy, Inc. ...................... 6,296 65,038
Sunococorp LLC ......................... 2,444 189,899
Sunrun, Inc.
(b)
........................... 13,396 114,804
Sunstone Hotel Investors, Inc. ................ 11,300 126,221
Supernus Pharmaceuticals, Inc.
(b)
.............. 3,232 142,887
Surgery Partners, Inc.
(b)
.................... 4,217 58,574
Sweetgreen, Inc. , Class A
(b)
.................. 6,482 45,115
Symbotic, Inc. , Class A
(b)
.................... 4,237 168,082
Synaptics, Inc.
(b)
......................... 2,473 239,189
Syndax Pharmaceuticals, Inc.
(b)
............... 4,589 88,522
T1 Energy, Inc.
(a) (b)
........................ 10,165 45,234
Talen Energy Corp.
(b)
...................... 2,559 756,850
Talos Energy, Inc.
(b)
....................... 7,732 133,454
Tamboran Resources Corp.
(b)
................. 1,589 60,191
Tandem Diabetes Care, Inc.
(b)
................ 3,938 86,675
Tanger, Inc. ............................. 7,344 276,942
Tango Therapeutics, Inc.
(b)
................... 6,197 141,539
Target Hospitality Corp.
(b)
................... 2,147 39,762
Tarsus Pharmaceuticals, Inc.
(b)
................ 1,892 140,462
Taysha Gene Therapies, Inc.
(b)
................ 8,217 46,755
TD SYNNEX Corp. ........................ 4,373 1,105,713
Teladoc Health, Inc.
(b)
...................... 10,387 65,854
Teleflex, Inc. ............................ 2,702 383,819
Telephone and Data Systems, Inc. ............. 6,203 208,917
Tempus AI, Inc. , Class A
(a) (b)
.................. 6,420 404,781
Tenable Holdings, Inc.
(a) (b)
................... 7,319 279,220
Tenet Healthcare Corp.
(b)
.................... 5,338 1,419,428
Tennant Co. ............................ 1,149 79,970
Teradata Corp.
(b)
......................... 5,237 151,873
Terawulf, Inc.
(a) (b)
......................... 23,296 352,468
Terex Corp. ............................. 7,373 468,259
Terreno Realty Corp. ...................... 6,510 431,027
Tetra Tech, Inc. .......................... 15,158 547,810
TETRA Technologies, Inc.
(b)
.................. 7,622 52,592
Texas Capital Bancshares, Inc. ............... 2,702 262,580
Texas Roadhouse, Inc. , Class A ............... 4,031 788,464
TFS Financial Corp. ....................... 3,402 59,433
TG Therapeutics, Inc.
(b)
..................... 8,992 488,266
Theravance Biopharma, Inc.
(b)
................ 2,320 39,533
Thor Industries, Inc. ....................... 3,101 235,676
ThredUp, Inc. , Class A
(b)
.................... 5,855 15,750
Security Shares Value
a
United States (continued)
TIC Solutions, Inc.
(b)
....................... 8,749 $ 83,028
Tidewater, Inc.
(b)
......................... 870 81,014
Tilray Brands, Inc.
(a) (b)
...................... 6,204 28,352
Timken Co. (The) ......................... 3,938 474,332
Tiptree, Inc. ............................ 2,729 50,541
TKO Group Holdings, Inc. , Class A ............. 3,763 687,161
TMC the metals Co., Inc.
(a) (b)
................. 12,277 58,561
Toll Brothers, Inc. ......................... 5,853 839,613
Tompkins Financial Corp. ................... 762 74,005
Tootsie Roll Industries, Inc. .................. 1,172 47,888
Toro Co. (The) ........................... 6,017 588,523
Towne Bank ............................ 5,304 196,460
TPG RE Finance Trust, Inc. .................. 5,612 43,381
TPG, Inc. , Class A ........................ 8,699 470,790
Trade Desk, Inc. (The) , Class A
(b)
.............. 25,297 347,075
Transcat, Inc.
(b)
.......................... 777 67,203
TransMedics Group, Inc.
(a) (b)
.................. 1,999 169,655
Transocean Ltd.
(b)
........................ 57,954 336,713
Travel + Leisure Co. ....................... 3,677 252,831
Travere Therapeutics, Inc.
(b)
.................. 4,868 322,651
Trevi Therapeutics, Inc.
(b)
................... 5,160 85,656
Trex Co., Inc.
(b)
.......................... 6,482 295,450
TriCo Bancshares ........................ 1,880 100,354
Trilogy Metals, Inc.
(a) (b)
...................... 7,508 27,104
TriMas Corp. ............................ 1,663 64,491
Trimble, Inc.
(b)
........................... 14,160 848,750
TriNet Group, Inc. ........................ 1,577 110,847
Trinity Industries, Inc. ...................... 5,333 153,697
TripAdvisor, Inc.
(b)
........................ 6,761 64,365
Triumph Financial, Inc.
(b)
.................... 1,363 97,114
Tronox Holdings PLC ...................... 7,969 42,156
Trupanion, Inc.
(b)
......................... 1,953 56,930
TrustCo Bank Corp. NY .................... 1,497 84,910
Trustmark Corp. ......................... 3,417 156,909
TTM Technologies, Inc.
(b)
.................... 6,257 744,082
Turning Point Brands, Inc. ................... 1,030 83,399
Tutor Perini Corp. ........................ 2,719 240,686
Twist Bioscience Corp.
(a) (b)
................... 3,529 490,531
TXNM Energy, Inc. ........................ 6,203 357,355
Tyler Technologies, Inc.
(b)
................... 2,646 984,894
Tyra Biosciences, Inc.
(b)
.................... 955 23,904
U.S. Foods Holding Corp.
(b)
.................. 13,651 1,431,171
U.S. Physical Therapy, Inc. .................. 1,050 81,627
UDR, Inc. .............................. 17,998 665,026
UFP Industries, Inc. ....................... 3,538 299,032
UFP Technologies, Inc.
(b)
.................... 498 148,379
UGI Corp. .............................. 12,931 497,197
U-Haul Holding Co.
(b)
...................... 632 42,565
U-Haul Holding Co. , NVS ................... 6,371 380,158
UiPath, Inc. , Class A
(b)
..................... 25,642 478,736
UL Solutions, Inc. , Class A ................... 4,496 335,042
Ultra Clean Holdings, Inc.
(b)
.................. 2,729 185,108
Ultragenyx Pharmaceutical, Inc.
(b)
.............. 4,961 125,067
UMB Financial Corp. ...................... 4,644 657,730
UMH Properties, Inc. ...................... 4,496 73,959
Under Armour, Inc. , Class A
(b)
................. 11,224 56,569
Under Armour, Inc. , Class C , NVS
(b)
............ 8,062 39,746
UniFirst Corp. ........................... 844 233,450
uniQure N.V.
(b)
........................... 3,360 163,565
United Bankshares, Inc. .................... 8,586 404,658
United Community Banks, Inc. ................ 7,295 254,158
United Fire Group, Inc. ..................... 1,327 71,485
United Natural Foods, Inc.
(b)
.................. 3,566 156,405
United Parks & Resorts, Inc.
(b)
................ 1,706 68,257

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)
78
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
United States Antimony Corp.
(b)
............... 7,126 $ 34,704
United States Lime & Minerals, Inc. ............. 636 75,131
Uniti Group, Inc.
(b)
........................ 8,847 87,762
Unitil Corp. ............................. 1,070 57,288
Unity Software, Inc.
(b)
...................... 20,750 873,575
Universal Corp. .......................... 1,521 69,206
Universal Display Corp. .................... 2,729 226,971
Universal Health Services, Inc. , Class B ......... 3,207 546,248
Universal Insurance Holdings, Inc. ............. 1,617 69,499
Universal Technical Institute, Inc.
(b)
............. 3,504 74,040
Univest Financial Corp. ..................... 1,738 72,162
Unum Group ............................ 9,406 876,827
Upbound Group, Inc. ...................... 2,822 51,643
Upstart Holdings, Inc.
(a) (b)
.................... 5,054 144,949
Upwork, Inc.
(b)
........................... 7,597 68,601
Uranium Energy Corp.
(a) (b)
................... 30,697 375,731
Urban Edge Properties ..................... 7,553 159,821
Urban Outfitters, Inc.
(b)
..................... 3,659 295,245
USA Rare Earth, Inc.
(a) (b)
.................... 11,677 208,084
USA TODAY Co., Inc.
(b)
..................... 10,852 68,259
Utz Brands, Inc. .......................... 4,217 59,881
UWM Holdings Corp. ...................... 11,224 16,275
V2X, Inc.
(b)
............................. 1,775 136,959
Vail Resorts, Inc. ......................... 2,264 309,964
Valaris Ltd.
(b)
............................ 3,384 292,276
Valley National Bancorp .................... 29,017 395,792
Valmont Industries, Inc. ..................... 1,242 583,318
Valvoline, Inc.
(b)
.......................... 7,412 237,629
Varonis Systems, Inc. , Class B
(b)
............... 6,668 291,858
Vaxcyte, Inc.
(b)
........................... 7,347 446,257
Veeco Instruments, Inc.
(b)
................... 3,473 153,854
Vera Therapeutics, Inc. , Class A
(b)
.............. 2,729 93,004
Veracyte, Inc.
(b)
.......................... 4,868 210,249
VeraDermics, Inc.
(b)
....................... 1,042 102,543
Vericel Corp.
(b)
........................... 3,194 127,441
Verra Mobility Corp. , Class A
(b)
................ 9,829 43,542
Versant Media Group, Inc. ................... 8,992 369,751
Versigent PLC
(b)
.......................... 4,410 209,034
Vestis Corp.
(b)
........................... 7,040 88,070
VF Corp. .............................. 19,658 264,204
Via Transportation, Inc. , Class A
(b)
.............. 2,256 63,010
Viasat, Inc.
(b)
............................ 6,917 465,307
Viatris, Inc. ............................. 71,160 1,174,852
Viavi Solutions, Inc.
(b)
...................... 15,249 553,386
Vicor Corp.
(b)
............................ 1,428 268,007
Victoria's Secret & Co.
(b)
.................... 4,217 360,174
Victory Capital Holdings, Inc. , Class A ........... 2,398 282,988
Viking Therapeutics, Inc.
(a) (b)
.................. 6,482 212,480
Viper Energy, Inc. , Class A .................. 11,479 514,144
Vir Biotechnology, Inc.
(b)
.................... 6,203 67,861
Viridian Therapeutics, Inc.
(b)
.................. 3,845 89,050
Virtu Financial, Inc. , Class A .................. 5,084 333,714
Virtus Investment Partners, Inc. ............... 450 74,475
Vishay Intertechnology, Inc. .................. 8,317 253,086
Vishay Precision Group, Inc.
(b)
................ 743 45,925
Vistance Networks, Inc.
(b)
................... 13,117 82,768
Visteon Corp. ........................... 1,549 157,719
Vita Coco Co., Inc. (The)
(b)
................... 3,111 182,662
Vital Farms, Inc.
(a) (b)
....................... 2,021 21,584
Vitesse Energy, Inc. ....................... 2,264 39,597
Vontier Corp. ............................ 9,085 292,628
Vor BioPharma, Inc.
(b)
...................... 2,443 54,919
Vornado Realty Trust ...................... 9,829 367,408
Voya Financial, Inc. ....................... 5,537 561,009
Security Shares Value
a
United States (continued)
Voyager Technologies, Inc. , Class A
(b)
........... 3,943 $ 132,603
VSE Corp. ............................. 1,673 349,122
WaFd, Inc. ............................. 4,475 160,026
Walker & Dunlop, Inc. ...................... 2,078 84,221
Warby Parker, Inc. , Class A
(b)
................. 5,147 126,616
Warrior Met Coal, Inc. ...................... 3,111 336,735
Washington Trust Bancorp, Inc. ............... 1,163 45,508
WaterBridge Infrastructure LLC , Class A
(a)
........ 2,108 67,034
Watts Water Technologies, Inc. , Class A .......... 1,477 540,213
Wave Life Sciences, Inc.
(b)
................... 7,226 35,407
Wayfair, Inc. , Class A
(b)
..................... 6,483 643,567
Waystar Holding Corp.
(b)
.................... 6,906 180,799
WD-40 Co. ............................. 870 186,311
Wealthfront Corp.
(a) (b)
...................... 3,479 32,042
Weatherford International PLC ................ 4,403 430,481
Weis Markets, Inc. ........................ 756 53,714
Wendy's Co. (The)
(a)
....................... 11,224 93,159
Werner Enterprises, Inc. .................... 3,645 142,811
WesBanco, Inc. .......................... 5,872 234,939
WESCO International, Inc. ................... 3,008 1,023,923
Westamerica BanCorp ..................... 1,465 85,043
Western Alliance Bancorp ................... 6,543 511,205
Western Union Co. (The) ................... 19,585 140,229
Westlake Corp. .......................... 1,957 146,912
WEX, Inc.
(b)
............................. 1,940 369,725
White Mountains Insurance Group Ltd. .......... 143 300,587
Willdan Group, Inc.
(b)
...................... 721 63,412
Willis Lease Finance Corp. .................. 936 50,666
WillScot Holdings Corp. .................... 10,945 226,562
Winmark Corp. .......................... 219 72,866
Winnebago Industries, Inc. .................. 1,799 54,132
Wintrust Financial Corp. .................... 4,076 612,867
WisdomTree, Inc. ......................... 7,992 192,288
Wolfspeed, Inc.
(b)
......................... 1,615 44,251
Wolverine World Wide, Inc. .................. 5,705 112,560
Woodward, Inc. .......................... 3,638 1,236,265
Workiva, Inc. , Class A
(b)
..................... 3,008 240,640
World Acceptance Corp.
(b)
................... 138 25,366
World Kinect Corp. ........................ 2,894 103,461
Worthington Enterprises, Inc. ................. 1,985 114,018
Worthington Steel, Inc. ..................... 2,357 81,199
WSFS Financial Corp. ..................... 3,181 246,368
Wyndham Hotels & Resorts, Inc. .............. 4,682 344,876
Wynn Resorts Ltd. ........................ 4,620 421,714
Xencor, Inc.
(b)
........................... 2,881 78,550
X-Energy, Inc. , Class A
(b)
.................... 4,907 90,534
Xenia Hotels & Resorts, Inc. ................. 5,163 96,806
Xenon Pharmaceuticals, Inc.
(b)
................ 4,847 291,886
Xeris Biopharma Holdings, Inc.
(b)
.............. 7,812 65,933
Xometry, Inc. , Class A
(a) (b)
................... 3,070 284,558
XPEL, Inc.
(b)
............................ 1,613 79,456
XPLR Infrastructure LP
(b)
.................... 6,854 82,248
Yelp, Inc. , Class A
(b)
....................... 3,938 88,014
YETI Holdings, Inc.
(b)
...................... 5,054 207,467
Zebra Technologies Corp. , Class A
(b)
............ 2,968 1,049,336
Zenas Biopharma, Inc.
(a) (b)
................... 1,963 63,444
Zeta Global Holdings Corp. , Class A
(b)
........... 11,596 359,128
Ziff Davis, Inc.
(b)
.......................... 2,028 111,844
Zillow Group, Inc. , Class A
(b)
................. 2,509 89,797
Zillow Group, Inc. , Class C , NVS
(b)
............. 9,162 320,304
Zions Bancorp NA ........................ 8,713 581,070
Zurn Elkay Water Solutions Corp. .............. 9,264 442,819

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
79
Schedule of Investments
Security Shares Value
a
United States (continued)
Zymeworks, Inc.
(b)
........................ 3,008 $ 88,465
404,447,542
a
Total Common Stocks — 99.1%
(Cost: $ 547,925,402 ) ................................ 665,725,183
a
Preferred Stocks
Germany  —  0 .1%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 591 77,156
FUCHS SE , Preference Shares , NVS ........... 4,665 217,945
Jungheinrich AG , Preference Shares , NVS ........ 2,915 89,061
KSB SE & Co. KGaA , Preference Shares , NVS ..... 56 56,664
Sixt SE , Preference Shares , NVS .............. 963 68,256
STO SE & Co. KGaA , Preference Shares , NVS .... 219 26,281
535,363
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 2,357 123,027
a
Total Preferred Stocks — 0.1%
(Cost: $ 632,302 ) ................................... 658,390
a
Rights
Denmark  —  0 .0%
NOVO Nordisk, CVR (Expires 06/30/31 )
(b) (c)
....... 4,160 2,704
a
Germany  —  0 .0%
Norma Group SE (Expires 09/29/26 )
(b)
........... 1,652 1,372
a
United Kingdom  —  0 .0%
Rockhopper Exploration PLC (Expires 09/29/26 )
(b)
... 1,257 150
a
United States  —  0 .0%
89Bio, Inc. , CVR (Expires 12/31/35 )
(a) (b)
.......... 9,776 3,324
Arcellx, Inc., CVR (Expires 04/01/30 )
(b)
.......... 1,681 117
Security Shares Value
a
United States (continued)
Verve Therapeutics, Inc (Expires 12/31/26 )
(a) (b) (c)
.... 6,160 $ 4,004
7,445
a
Total Rights — 0.0%
(Cost: $ 9,909 ) ..................................... 11,671
a
Total Long-Term Investments — 99.2%
(Cost: $ 548,567,613 ) ................................ 666,395,244
a
Short-Term Securities
Money Market Funds  —  5 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 34,487,301 34,497,648
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 3,447,002 3,447,002
a
Total Short-Term Securities — 5.7%
(Cost: $ 37,943,515 ) ................................. 37,944,650
Total Investments —  104.9%
(Cost: $ 586,511,128 ) ................................ 704,339,894
Liabilities in Excess of Other Assets — ( 4 .9 ) % ............... (32,588,511)
Net Assets — 100.0% ................................. $ 671,751,383
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $55,415, representing less than 0.05% of its net assets as of period end, and an original cost of $51,303.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 38,397,539 $ — $ (3,893,399)
(a)
$ (5,057) $ (1,435) $ 34,497,648 34,487,301 $ 375,573
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,220,000 2,227,002
(a)
— — — 3,447,002 3,447,002 113,806 —
$ — $ (5,057) $ (1,435)
$ 37,944,650
$ 489,379 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
80
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 7 09/18/26 $ 1,036 $ (9,346)
E-Mini S&P MidCap 400 Index ............................................................ 1 09/18/26 377 (16,331)
MSCI EAFE Index .................................................................... 5 09/18/26 807 405
$ (25,272)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Alignment Healthcare, Inc. .............. BNP Paribas USD 23,178 08/30/27 0.20% 1D OBFR01 Monthly $ (103)
Arbor Realty Trust, Inc. ................ Merrill Lynch International 13,695 02/15/28 0.40% 1D OBFR01 Monthly 27
Bread Financial Holdings, Inc. ........... Merrill Lynch International 304,825 02/15/28 0.40% 1D OBFR01 Monthly (18,577)
Douglas Emmett, Inc. ................. Goldman Sachs Bank USA 55,332 08/18/31 0.20% 1D FEDL01 Monthly (191)
Genworth Financial, Inc. , Class A ......... BNP Paribas 6,054 08/30/27 0.20% 1D OBFR01 Monthly (90)
Jackson Financial, Inc. , Class A .......... BNP Paribas 1,465 08/30/27 0.20% 1D OBFR01 Monthly 3
Jackson Financial, Inc. , Class A .......... Goldman Sachs Bank USA 1,465 08/18/31 0.20% 1D FEDL01 Monthly 3
Jackson Financial, Inc. , Class A .......... HSBC Bank PLC 526,164 02/09/28 0.40% 1D OBFR01 Monthly 12,226
Jackson Financial, Inc. , Class A .......... JPMorgan Chase Bank NA 1,435 02/09/27 0.20% 1D OBFR01 Monthly 33
Jackson Financial, Inc. , Class A .......... Merrill Lynch International 1,465 02/15/28 0.40% 1D OBFR01 Monthly 3
Lincoln National Corp. ................ JPMorgan Chase Bank NA 468,631 02/09/27 0.20% 1D OBFR01 Monthly (31,700)
Moelis & Co. , Class A ................. HSBC Bank PLC 282,847 02/09/28 0.40% 1D OBFR01 Monthly 19,452
Perdoceo Education Corp. .............. BNP Paribas 3,204 08/30/27 0.20% 1D OBFR01 Monthly 120
Pitney Bowes, Inc. ................... Goldman Sachs Bank USA 146,983 08/18/31 0.20% 1D FEDL01 Monthly 10,184
Preferred Bank ..................... Goldman Sachs Bank USA 102,311 08/18/31 0.20% 1D FEDL01 Monthly (4,798)
SiriusPoint Ltd. ..................... HSBC Bank PLC 143,111 02/09/28 0.40% 1D OBFR01 Monthly 9,528
Total long positions of equity swaps (3,880)
Net dividends and financing fees 660
Total equity swap contracts including dividends and financing fees $ (3,220)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 52,239 $ (55,459)

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
81
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 405 $ — $ — $ — $ 405
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 52,239 — — — 52,239
$ — $ — $ 52,644 $ — $ — $ — $ 52,644
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 25,677 $ — $ — $ — $ 25,677
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 55,459 — — — 55,459
$ — $ — $ 81,136 $ — $ — $ — $ 81,136
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 568,212 $ — $ — $ — $ 568,212
Swaps ......................................... — — 222,311 — — — 222,311
$ — $ — $ 790,523 $ — $ — $ — $ 790,523
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (63,158) $ — $ — $ — $ (63,158)
Swaps ......................................... — — (3,225) — — — (3,225)
$ —
$ — $ (66,383) $ — $ — $ — $ (66,383)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,678,588
Equity Swaps:
Average notional value - long ............................................................................................ $ 2,229,509
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................. $ — $ 15,512
Swaps — OTC
(a)
................................................................................. 52,239 55,459
Total derivative assets and liabilities in the Statements of Assets and Liabilities ......................................... $ 52,239 $ 70,971
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ......................................
— (15,512)
Total derivative assets and liabilities subject to an MNA ......................................................... $ 52,239 $ 55,459
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World Small-Cap ETF
82
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
BNP Paribas ....................................... $ 123 $ (123) $ — $ — $ —
Goldman Sachs Bank USA ............................. 10,187 (4,989) — — 5,198
HSBC Bank PLC .................................... 41,206 — — — 41,206
JPMorgan Chase Bank NA ............................. 33 (33) — — —
Merrill Lynch International .............................. 30 (30) — — —
$ 51,579 $ (5,175) $ — $ — $ 46,404
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d)
BNP Paribas ....................................... $ 193 $ (123) $ — $ — $ 70
Goldman Sachs Bank USA ............................. 4,989 (4,989) — — —
JPMorgan Chase Bank NA ............................. 31,700 (33) — — 31,667
Merrill Lynch International .............................. 18,577 (30) — (18,547) —
$ 55,459 $ (5,175) $ — $ (18,547) $ 31,737
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 457,032,460 $ 208,689,185 $ 3,538 $ 665,725,183
Preferred Stocks ............................................... — 658,390 — 658,390
Rights ...................................................... 1,372 3,591 6,708 11,671
Short-Term Securities
Money Market Funds ............................................ 37,944,650 — — 37,944,650
$ 494,978,482 $ 209,351,166 $ 10,246 $ 704,339,894
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ 405 $ 52,239 $ — $ 52,644
Liabilities
Equity Contracts ................................................. (25,677) (55,459) — (81,136)
$ (25,272) $ (3,220) $ — $ (28,492)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
83
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Axon Enterprise, Inc.
(a)
..................... 35,274 $ 19,984,837
a
Automobiles  —  3 .7%
Rivian Automotive, Inc. , Class A
(a)
.............. 614,285 9,865,417
Tesla, Inc.
(a)
............................. 226,780 83,443,701
93,309,118
a
Biotechnology  —  0 .5%
AbbVie, Inc. ............................ 10,895 2,793,696
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,270 2,712,576
Vertex Pharmaceuticals, Inc.
(a)
................ 12,249 6,669,826
12,176,098
a
Broadline Retail  —  1 .9%
Amazon.com, Inc.
(a)
....................... 183,835 47,754,818
a
Capital Markets  —  3 .1%
BlackRock, Inc.
(b)
......................... 10,656 12,314,180
Charles Schwab Corp. (The) ................. 109,462 12,021,117
CME Group, Inc. , Class A ................... 32,421 9,256,196
Coinbase Global, Inc. , Class A
(a)
............... 3,935 740,252
Intercontinental Exchange, Inc. ............... 37,349 6,001,984
KKR & Co., Inc. .......................... 55,731 6,114,805
Moody's Corp. ........................... 21,401 10,799,801
Nasdaq, Inc. ............................ 33,227 3,276,514
Robinhood Markets, Inc. , Class A
(a)
............. 15,996 1,676,541
S&P Global, Inc. ......................... 32,840 14,312,986
Tradeweb Markets, Inc. , Class A ............... 34,756 3,743,221
80,257,597
a
Commercial Services & Supplies  —  0 .1%
Rollins, Inc. ............................. 72,425 2,612,370
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 35,972 7,039,361
F5, Inc.
(a)
.............................. 31,128 12,673,142
19,712,503
a
Electric Utilities  —  0 .6%
Edison International ....................... 294,045 15,872,549
a
Entertainment  —  0 .1%
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 17,266 1,725,737
Netflix, Inc.
(a)
............................ 19,676 1,594,740
3,320,477
a
Financial Services  —  3 .5%
Corpay, Inc.
(a)
........................... 5,719 2,312,191
Mastercard, Inc. , Class A .................... 72,780 42,889,982
Visa, Inc. , Class A ........................ 113,527 43,068,738
88,270,911
a
Health Care Equipment & Supplies  —  0 .7%
IDEXX Laboratories, Inc.
(a)
................... 30,323 16,880,511
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 17,080 4,879,585
a
Hotels, Restaurants & Leisure  —  0 .2%
Airbnb, Inc. , Class A
(a)
...................... 24,986 4,577,935
a
Industrial REITs  —  2 .0%
Prologis, Inc. ............................ 374,017 52,332,459
a
Security Shares Value
a
Insurance  —  1 .1%
Aflac, Inc. .............................. 112,275 $ 13,007,059
Aon PLC , Class A ........................ 4,368 1,404,399
Arthur J Gallagher & Co. .................... 39,984 10,481,806
Brown & Brown, Inc. ....................... 41,297 2,980,404
27,873,668
a
Interactive Media & Services  —  7 .6%
Alphabet, Inc. , Class A ..................... 128,581 43,633,962
Alphabet, Inc. , Class C , NVS ................. 287,982 96,592,043
Meta Platforms, Inc. , Class A ................. 91,043 52,107,551
Reddit, Inc. , Class A
(a)
...................... 4,637 685,395
193,018,951
a
IT Services  —  5 .7%
International Business Machines Corp. .......... 252,638 59,084,449
Okta, Inc. , Class A
(a)
....................... 3,421 591,970
Snowflake, Inc. , Class A
(a)
................... 250,890 83,152,472
VeriSign, Inc. ........................... 9,967 2,873,287
145,702,178
a
Machinery  —  0 .8%
Xylem, Inc. ............................. 185,746 20,452,492
a
Mortgage REITs  —  0 .4%
Annaly Capital Management, Inc. .............. 479,510 10,990,369
a
Pharmaceuticals  —  4 .5%
Eli Lilly & Co. ........................... 70,945 82,064,210
Royalty Pharma PLC , Class A ................ 295,646 18,155,621
Zoetis, Inc. , Class A ....................... 174,679 13,467,751
113,687,582
a
Professional Services  —  0 .4%
Paychex, Inc. ........................... 36,695 4,672,741
Verisk Analytics, Inc. , Class A ................. 30,414 5,893,625
10,566,366
a
Residential REITs  —  2 .0%
Essex Property Trust, Inc. ................... 49,257 13,937,761
Vivmark Residential ....................... 554,426 36,115,309
50,053,070
a
Retail REITs  —  4 .6%
Kimco Realty Corp. ....................... 514,947 12,209,394
Realty Income Corp. ....................... 712,337 43,652,011
Regency Centers Corp. .................... 125,878 9,411,898
Simon Property Group, Inc. .................. 248,159 52,689,119
117,962,422
a
Semiconductors & Semiconductor Equipment  —  22 .9%
Advanced Micro Devices, Inc.
(a)
............... 178,692 84,113,898
Analog Devices, Inc. ....................... 61,535 22,284,285
Astera Labs, Inc.
(a)
........................ 97,262 28,884,869
Broadcom, Inc. .......................... 249,246 92,305,763
First Solar, Inc.
(a)
......................... 77,982 15,744,566
KLA Corp. .............................. 63,508 11,142,478
Marvell Technology, Inc. .................... 306,027 64,773,675
Monolithic Power Systems, Inc. ............... 1,627 2,062,662
NVIDIA Corp. ........................... 1,100,277 242,919,156
Texas Instruments, Inc. ..................... 67,724 17,669,869
581,901,221
a
Software  —  17 .0%
Adobe, Inc.
(a)
............................ 22,216 6,504,623
Autodesk, Inc.
(a)
.......................... 161,191 41,672,709
Fortinet, Inc.
(a)
........................... 30,519 5,216,613

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
84
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Software (continued)
Intuit, Inc. .............................. 18,035 $ 6,479,976
Microsoft Corp. .......................... 384,933 195,272,662
Oracle Corp. ............................ 326,484 48,685,294
Palantir Technologies, Inc. , Class A
(a)
........... 21,117 3,935,786
Palo Alto Networks, Inc.
(a)
................... 28,201 10,776,448
Salesforce, Inc. .......................... 138,756 35,735,220
ServiceNow, Inc.
(a)
........................ 513,320 75,966,227
Workday, Inc. , Class A
(a)
.................... 6,081 1,200,693
Zoom Communications, Inc. , Class A
(a)
.......... 10,591 1,023,938
432,470,189
a
Specialized REITs  —  6 .8%
American Tower Corp. ..................... 281,207 49,408,070
Digital Realty Trust, Inc. .................... 262,502 48,717,746
Equinix, Inc. ............................ 49,743 52,066,993
Extra Space Storage, Inc. ................... 10,811 1,525,432
Public Storage ........................... 16,515 5,069,940
SBA Communications Corp. , Class A ............ 80,816 15,327,563
172,115,744
a
Technology Hardware, Storage & Peripherals  —  7 .1%
Apple, Inc. ............................. 568,713 180,196,714
a
Security Shares Value
a
Water Utilities  —  0 .8%
American Water Works Co., Inc. ............... 149,182 $ 20,621,428
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,995,423,598 ) ............................... 2,539,554,162
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 2,962,835 2,962,835
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,962,835 ) .................................. 2,962,835
Total Investments — 100.0%
(Cost: $ 1,998,386,433 ) ............................... 2,542,516,997
Liabilities in Excess of Other Assets — 0 .0% ................ (139,804)
Net Assets — 100.0% ................................. $ 2,542,377,193
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 13,940,633 $ — $ (13,941,306)
(b)
$ 3,419 $ (2,746) $ — — $ 28,322
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,151,695 811,140
(b)
— — — 2,962,835 2,962,835 95,862 —
BlackRock, Inc. .. 11,757,197 3,139,042 (2,867,468) 440,792 (155,383) 12,314,180 10,656 230,429 —
$ — $ 444,211 $ (158,129)
$ 15,277,015
$ 354,613 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 5 09/18/26 $ 862 $ 71,509
E-Mini NASDAQ 100 Index ............................................................... 4 09/18/26 2,361 21,003
$ 92,512

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2026
85
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 92,512 $ — $ — $ — $ 92,512
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 698,360 $ — $ — $ — $ 698,360
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (12,943) $ — $ — $ — $ (12,943)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,863,213
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 2,539,554,162 $ — $ — $ 2,539,554,162
Short-Term Securities
Money Market Funds ........................................ 2,962,835 — — 2,962,835
$ 2,542,516,997 $ — $ — $ 2,542,516,997
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 92,512 $ — $ — $ 92,512
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
86
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  — 5.5%
ANZ Group Holdings Ltd. .................. 56,956 $ 1,515,531
Aristocrat Leisure Ltd. ..................... 7,433 323,190
ASX Ltd. ............................. 2,939 118,203
Brambles Ltd. .......................... 14,557 203,741
Commonwealth Bank of Australia ............. 25,248 2,885,347
Computershare Ltd. ...................... 9,165 260,939
CSL Ltd. .............................. 6,185 757,600
Evolution Mining Ltd. ..................... 22,771 242,542
Goodman Group ........................ 52,292 1,036,916
Lynas Rare Earths Ltd.
(a)
................... 19,523 220,052
Macquarie Group Ltd. ..................... 5,575 999,753
Medibank Pvt Ltd. ....................... 31,754 109,896
National Australia Bank Ltd. ................. 49,619 1,369,454
Northern Star Resources Ltd. ................ 30,217 510,844
QBE Insurance Group Ltd. ................. 14,789 235,162
REA Group Ltd. ......................... 1,079 137,009
Scentre Group .......................... 392,367 1,008,252
Sigma Healthcare Ltd. .................... 172,786 332,701
Suncorp Group Ltd. ...................... 20,222 272,854
Transurban Group ....................... 220,154 2,253,028
Vicinity Ltd. ............................ 618,927 1,103,235
Wesfarmers Ltd. ........................ 26,003 1,477,807
Westpac Banking Corp. ................... 38,615 954,307
Xero Ltd.
(a)
............................ 1,210 71,657
18,400,020
a
Austria  — 0.4%
Erste Group Bank AG ..................... 5,313 746,760
Raiffeisen Bank International AG ............. 1,433 106,045
Verbund AG ........................... 5,884 405,456
1,258,261
a
Belgium  — 1.6%
Anheuser-Busch InBev SA/N.V. .............. 18,011 1,425,283
Argenx SE
(a)
........................... 535 549,195
D'ieteren Group ......................... 665 137,974
Elia Group SA/N.V., Class B ................ 4,504 670,556
Financiere de Tubize SA ................... 1,477 316,003
Groupe Bruxelles Lambert N.V. .............. 1,252 107,384
KBC Group N.V. ........................ 5,935 903,075
Lotus Bakeries N.V. ...................... 23 340,776
Sofina SA ............................. 392 112,364
UCB SA .............................. 2,855 714,676
5,277,286
a
Canada  — 14.0%
Agnico Eagle Mines Ltd. ................... 11,410 2,315,260
Alamos Gold, Inc., Class A ................. 18,297 670,386
AtkinsRealis Group, Inc. ................... 5,884 356,619
Bank of Montreal ........................ 7,060 1,203,402
BCE, Inc. ............................. 16,762 395,239
Brookfield Asset Management Ltd., Class A ...... 3,624 186,593
CAE, Inc.
(a)
............................ 14,012 338,989
Cameco Corp. .......................... 5,896 582,049
Canadian Imperial Bank of Commerce ......... 18,243 2,070,642
CCL Industries, Inc., Class B, NVS ............ 2,629 176,411
Celestica, Inc.
(a)
......................... 1,614 484,264
CGI, Inc. ............................. 5,115 385,152
Constellation Software, Inc. ................. 243 550,315
Dollarama, Inc. ......................... 10,621 1,341,620
Element Fleet Management Corp. ............ 22,926 435,874
Equinox Gold Corp. ...................... 12,463 160,964
Fairfax Financial Holdings Ltd. ............... 385 627,753
Security Shares Value
a
Canada (continued)
First Quantum Minerals Ltd.
(a)
............... 14,737 $ 490,188
GFL Environmental, Inc. ................... 6,658 281,318
Gildan Activewear, Inc. .................... 4,954 258,396
Great-West Lifeco , Inc. .................... 12,666 814,364
Hydro One Ltd.
(b)
........................ 54,682 2,105,293
iA Financial Corp., Inc. .................... 5,185 739,918
IGM Financial, Inc. ....................... 7,433 462,783
Intact Financial Corp. ..................... 5,254 1,016,985
Ivanhoe Mines Ltd., Class A
(a)(c)
.............. 82,487 720,746
Kinross Gold Corp. ....................... 35,624 1,090,864
Loblaw Companies Ltd. ................... 29,120 1,274,098
Lundin Gold, Inc. ........................ 4,523 322,137
Lundin Mining Corp. ...................... 37,935 1,015,742
Manulife Financial Corp. ................... 45,121 1,913,968
Metro, Inc., Class A ...................... 8,673 550,812
National Bank of Canada .................. 6,401 982,215
Pan American Silver Corp. .................. 11,895 617,687
Power Corp. of Canada ................... 18,552 1,229,349
RB Global, Inc. ......................... 1,699 143,795
Restaurant Brands International, Inc. ........... 3,796 295,885
Rogers Communications, Inc., Class B, NVS ..... 11,755 433,661
Royal Bank of Canada .................... 25,388 5,191,356
Shopify, Inc., Class A
(a)
.................... 16,087 2,371,003
Stantec, Inc. ........................... 8,332 607,488
Sun Life Financial, Inc. .................... 18,920 1,485,942
TFI International, Inc. ..................... 829 111,387
Thomson Reuters Corp. ................... 4,426 474,487
TMX Group Ltd. ......................... 14,952 582,890
Toromont Industries Ltd. ................... 1,234 178,304
Toronto-Dominion Bank (The) ............... 30,554 3,696,374
Wheaton Precious Metals Corp. .............. 16,109 2,427,944
WSP Global, Inc. ........................ 5,325 723,281
46,892,192
a
Denmark  — 1.7%
Carlsberg A.S., Class B ................... 614 84,108
Coloplast A.S., Class B .................... 3,281 233,173
Danske Bank A.S. ....................... 1,855 107,228
Demant A.S.
(a)
.......................... 2,164 96,800
DSV A.S. ............................. 3,475 730,188
Genmab A.S.
(a)
......................... 614 202,909
Novo Nordisk A.S., Class B ................. 48,131 2,179,756
Novonesis Novozymes B .................. 13,475 968,206
Orsted A.S.
(a)(b)
......................... 9,154 192,797
Tryg A.S. ............................. 4,954 118,280
Vestas Wind Systems A.S. ................. 23,144 767,471
5,680,916
a
Finland  — 1.5%
Elisa OYJ ............................. 1,161 47,357
Fortum OYJ ........................... 28,239 679,260
Kesko OYJ, Class B ...................... 45,642 1,189,448
Kone OYJ, Class B ...................... 13,434 821,694
Nokia OYJ ............................ 86,606 880,829
Orion OYJ, Class B ...................... 4,995 458,256
Sampo OYJ, Class A ..................... 77,574 874,218
4,951,062
a
France  — 8.2%
Aeroports de Paris SA .................... 2,248 281,712
Amundi SA
(b)
........................... 1,234 135,081
AXA SA .............................. 25,175 1,257,008
BioMerieux ............................ 1,009 87,764
BNP Paribas SA ........................ 4,552 541,949
Bouygues SA .......................... 11,341 581,072

iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
87
Schedule of Investments
Security Shares Value
a
France (continued)
Capgemini SE .......................... 274 $ 34,083
Covivio SA ............................ 14,069 817,701
Dassault Systemes SE .................... 13,528 358,277
Eiffage SA ............................ 4,514 570,082
EssilorLuxottica SA ...................... 5,256 975,396
Eurofins Scientific SE ..................... 4,543 382,357
Gecina SA ............................ 11,342 900,841
Getlink SE ............................ 65,672 1,436,998
Hermes International SCA .................. 629 1,150,695
Ipsen SA ............................. 2,252 426,508
Kering SA ............................. 1,145 337,400
Klepierre SA ........................... 39,338 1,710,928
Legrand SA ........................... 8,393 1,331,636
L'Oreal SA ............................ 4,586 2,041,946
LVMH Moet Hennessy Louis Vuitton SE ......... 4,105 2,152,137
Pernod Ricard SA ....................... 6,658 497,888
Publicis Groupe SA ...................... 1,931 226,518
Sanofi SA ............................. 18,901 1,680,468
Sartorius Stedim Biotech ................... 924 210,204
Schneider Electric SE ..................... 12,983 4,443,827
STMicroelectronics N.V. ................... 7,997 400,235
Unibail - Rodamco -Westfield
(a)
................ 7,939 897,976
Vinci SA .............................. 13,184 1,728,531
27,597,218
a
Germany  — 6.0%
Allianz SE, Registered .................... 6,749 3,519,706
Beiersdorf AG .......................... 2,765 253,150
Commerzbank AG ....................... 5,875 273,343
Deutsche Bank AG, Registered .............. 24,104 965,353
Deutsche Boerse AG ..................... 2,704 903,593
Deutsche Telekom AG, Registered ............ 35,638 1,171,197
DHL AG .............................. 5,467 355,106
Hannover Rueck SE ...................... 801 239,357
Hensoldt AG ........................... 4,846 483,064
Infineon Technologies AG .................. 24,168 1,575,441
Merck KGaA ........................... 2,939 473,065
Muenchener Rueckversicherungs -Gesellschaft AG in
Muenchen , Registered .................. 2,420 1,454,638
QIAGEN N.V. .......................... 6,219 268,510
Rational AG ........................... 459 334,840
Rheinmetall AG ......................... 797 1,026,081
SAP SE .............................. 15,723 3,460,476
Siemens AG, Registered ................... 7,648 2,535,376
Symrise AG, Class A ..................... 2,939 314,044
Talanx AG ............................. 785 113,714
Vonovia SE ............................ 18,329 408,251
20,128,305
a
Hong Kong  — 1.9%
AIA Group Ltd. ......................... 188,200 1,819,443
CK Asset Holdings Ltd. .................... 41,500 239,226
Futu Holdings Ltd., ADR ................... 924 112,857
Henderson Land Development Co. Ltd. ......... 220,000 751,301
Hong Kong Exchanges & Clearing Ltd. ......... 18,400 994,822
MTR Corp. Ltd. ......................... 250,000 1,029,597
Sino Land Co. Ltd. ....................... 312,000 410,896
Sun Hung Kai Properties Ltd. ................ 24,500 361,868
Techtronic Industries Co. Ltd. ................ 28,500 490,154
Wharf Real Estate Investment Co. Ltd. ......... 41,000 161,071
6,371,235
a
Security Shares Value
a
Ireland  — 0.1%
Kerry Group PLC, Class A .................. 1,621 $ 158,044
Kingspan Group PLC ..................... 1,441 171,334
329,378
a
Israel  — 1.1%
Azrieli Group Ltd. ........................ 5,530 732,306
Bank Leumi Le-Israel BM .................. 9,387 239,314
Check Point Software Technologies Ltd.
(a)
....... 924 128,353
Elbit Systems Ltd. ....................... 763 536,784
Enlight Renewable Energy Ltd.
(a)
............. 9,722 759,445
Nova Ltd.
(a)
............................ 865 303,817
Teva Pharmaceutical Industries Ltd., ADR
(a)
...... 19,172 691,151
Tower Semiconductor Ltd.
(a)
................. 1,595 328,208
3,719,378
a
Italy  — 3.2%
Banca Monte dei Paschi di Siena SpA .......... 17,502 235,190
Banco BPM SpA ........................ 63,432 1,184,164
BPER Banca SpA ....................... 29,120 481,937
Davide Campari-Milano N.V. ................ 35,400 238,952
Ferrari N.V. ............................ 2,855 1,208,726
FinecoBank Banca Fineco SpA .............. 16,654 458,453
Generali .............................. 2,504 129,536
Intesa Sanpaolo SpA ..................... 100,239 789,702
Moncler SpA ........................... 6,864 374,787
Poste Italiane SpA ....................... 10,694 345,008
Recordati Industria Chimica e Farmaceutica SpA .. 10,965 669,102
Terna - Rete Elettrica Nazionale .............. 164,087 1,855,707
UniCredit SpA .......................... 27,818 2,715,038
Unipol Assicurazioni SpA ................... 4,035 132,248
10,818,550
a
Japan  — 18.4%
Advantest Corp. ......................... 13,000 2,720,735
Ajinomoto Co., Inc. ....................... 1,800 60,513
Asics Corp. ............................ 15,600 437,470
Astellas Pharma, Inc. ..................... 62,700 929,603
Bandai Namco Holdings, Inc. ................ 15,600 558,738
Capcom Co. Ltd. ........................ 1,800 47,984
Central Japan Railway Co. ................. 49,400 1,224,630
Chiba Bank Ltd. (The) ..................... 6,400 112,305
Chugai Pharmaceutical Co. Ltd. .............. 15,600 675,240
Daifuku Co. Ltd. ......................... 12,400 447,045
Daiichi Sankyo Co. Ltd. .................... 31,300 560,531
Daiwa Securities Group, Inc. ................ 49,000 562,659
Disco Corp. ............................ 2,300 825,686
East Japan Railway Co. ................... 50,200 1,119,681
Eisai Co. Ltd. .......................... 7,100 211,010
FANUC Corp. .......................... 28,600 1,071,674
Fast Retailing Co. Ltd. .................... 3,500 1,579,192
Fujikura Ltd. ........................... 16,700 569,394
Fujitsu Ltd. ............................ 20,800 499,334
Hikari Tsushin, Inc. ....................... 500 126,477
Hitachi Ltd. ............................ 7,500 254,616
Hoya Corp. ............................ 8,200 1,255,633
Ibiden Co. Ltd. .......................... 3,500 442,067
Japan Exchange Group, Inc. ................ 39,300 549,169
Japan Post Bank Co. Ltd. .................. 47,000 995,403
KDDI Corp. ............................ 8,000 147,782
Keyence Corp. ......................... 4,900 2,553,125
Kikkoman Corp. ......................... 15,600 178,862
Kioxia Holdings Corp.
(a)
.................... 3,800 1,174,937
Konami Group Corp. ..................... 2,000 276,028
Kyocera Corp. .......................... 25,000 568,762
Kyowa Kirin Co. Ltd. ...................... 23,400 385,349

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
88
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Lasertec Corp. ......................... 2,800 $ 585,095
Makita Corp. ........................... 15,600 515,390
Mitsubishi Estate Co. Ltd. .................. 33,800 795,633
Mitsubishi UFJ Financial Group, Inc. ........... 162,200 3,697,938
Mitsui Fudosan Co. Ltd. ................... 47,000 444,584
Mizuho Financial Group, Inc. ................ 31,300 1,667,304
MS&AD Insurance Group Holdings, Inc. ........ 15,600 495,492
Murata Manufacturing Co. Ltd. ............... 39,900 1,773,160
NEC Corp. ............................ 19,700 600,697
Nexon Co. Ltd. ......................... 5,600 110,853
Nintendo Co. Ltd. ........................ 17,200 969,541
Nippon Building Fund, Inc. .................. 737 582,117
Nippon Paint Holdings Co. Ltd. ............... 15,600 117,684
Nitto Denko Corp. ....................... 7,600 165,975
Nomura Holdings, Inc. .................... 31,300 318,686
Obic Co. Ltd. ........................... 7,800 248,159
Olympus Corp. ......................... 17,400 229,712
Oriental Land Co. Ltd. .................... 15,600 295,272
ORIX Corp. ............................ 31,300 1,217,752
Otsuka Holdings Co. Ltd. .................. 8,400 644,194
Pan Pacific International Holdings Corp. ........ 15,600 78,754
Rakuten Group, Inc.
(a)
..................... 47,000 226,922
Recruit Holdings Co. Ltd. .................. 15,600 1,766,757
Renesas Electronics Corp. ................. 41,100 859,548
Resona Holdings, Inc. .................... 15,600 244,613
Ryohin Keikaku Co. Ltd. ................... 17,600 476,976
Sanrio Co. Ltd. ......................... 35,600 286,694
SBI Holdings, Inc. ....................... 19,300 398,724
SCREEN Holdings Co. Ltd. ................. 4,800 403,909
Secom Co. Ltd. ......................... 200 8,095
Shimano, Inc. .......................... 1,600 199,213
Shin-Etsu Chemical Co. Ltd. ................ 25,400 950,992
Shionogi & Co. Ltd. ...................... 61,300 1,114,332
SMC Corp. ............................ 2,200 964,351
SoftBank Group Corp. .................... 53,700 1,729,926
Sompo Holdings, Inc. ..................... 22,400 954,377
Sony Group Corp. ....................... 98,100 2,424,145
Sumitomo Mitsui Financial Group, Inc. .......... 52,000 2,232,243
Sumitomo Mitsui Trust Group, Inc. ............ 22,000 243,546
Sumitomo Realty & Development Co. Ltd. ....... 30,300 628,498
T&D Holdings, Inc. ....................... 1,400 42,482
Takeda Pharmaceutical Co. Ltd. .............. 45,300 1,637,701
TDK Corp. ............................ 31,300 599,356
Terumo Corp. .......................... 24,000 378,218
Toho Co. Ltd. .......................... 3,000 29,687
Tokio Marine Holdings, Inc. ................. 31,300 1,502,911
Tokyo Electron Ltd. ...................... 6,800 2,380,010
Yokohama Financial Group, Inc. .............. 34,600 419,978
61,779,830
a
Netherlands  — 4.6%
Adyen N.V.
(a)(b)
.......................... 304 368,224
ASM International N.V. .................... 586 551,113
ASML Holding N.V. ...................... 5,994 10,166,017
BE Semiconductor Industries N.V. ............ 1,798 409,369
Coca-Cola Europacific Partners PLC ........... 6,261 676,313
DSM- Firmenich AG ...................... 1,135 126,059
EXOR N.V. ............................ 2,939 249,827
InPost SA
(a)
............................ 27,573 498,861
NN Group N.V. ......................... 11,665 1,054,612
Prosus N.V. ........................... 27,254 1,214,062
Universal Music Group N.V. ................. 1,881 31,967
Wolters Kluwer N.V. ...................... 1,738 142,978
15,489,402
a
Security Shares Value
a
New Zealand  — 0.4%
Auckland International Airport Ltd. ............ 124,846 $ 653,887
Contact Energy Ltd. ...................... 26,845 139,052
Fisher & Paykel Healthcare Corp. Ltd. .......... 15,960 419,232
1,212,171
a
Norway  — 1.4%
DNB Bank ASA ......................... 45,012 1,532,975
Gjensidige Forsikring ASA .................. 22,328 676,419
Kongsberg Gruppen ASA .................. 3,094 105,134
Mowi ASA ............................. 48,032 1,055,004
Orkla ASA ............................. 22,461 229,103
Salmar ASA ........................... 15,981 973,184
Telenor ASA ........................... 8,693 127,551
4,699,370
a
Portugal  — 0.5%
EDP Renewables SA ..................... 57,304 908,836
EDP SA .............................. 151,709 823,843
1,732,679
a
Singapore  — 1.6%
CapitaLand Ascendas REIT ................. 565,082 1,088,062
CapitaLand Integrated Commercial Trust ........ 1,040,110 1,935,231
CapitaLand Investment Ltd. ................. 68,600 142,758
DBS Group Holdings Ltd. .................. 14,400 875,685
Grab Holdings Ltd., Class A
(a)(c)
............... 81,032 286,853
Sea Ltd., ADR
(a)
......................... 6,097 691,888
Singapore Exchange Ltd. .................. 26,097 522,406
5,542,883
a
Spain  — 3.8%
Aena SME SA
(b)
......................... 53,388 1,636,468
Amadeus IT Group SA .................... 7,835 530,935
Banco Bilbao Vizcaya Argentaria SA ........... 60,918 1,762,508
Banco Santander SA ..................... 218,350 3,195,290
CaixaBank SA .......................... 49,579 755,973
Cellnex Telecom SA
(a)(b)
.................... 2,474 75,876
Ferrovial N.V. .......................... 25,975 1,519,305
Iberdrola SA ........................... 90,937 2,117,176
Redeia Corp. SA ........................ 59,596 1,056,295
12,649,826
a
Sweden  — 3.7%
AddTech AB, Class B ..................... 2,784 98,054
Assa Abloy AB, Class B ................... 7,776 289,364
Atlas Copco AB, Class A ................... 50,379 1,081,231
Atlas Copco AB, Class B ................... 50,237 933,537
Epiroc AB, Class A ....................... 16,641 458,540
Epiroc AB, Class B ....................... 8,074 189,082
Evolution AB
(a)(b)
......................... 2,026 175,616
H & M Hennes & Mauritz AB, Class B .......... 3,420 62,478
Hexagon AB, Class B ..................... 62,448 650,651
Industrivarden AB, Class A ................. 2,221 125,708
Industrivarden AB, Class C ................. 7,086 397,070
Indutrade AB ........................... 3,714 97,553
Investor AB, Class B ...................... 26,453 1,138,103
Nibe Industrier AB, Class B ................. 41,743 185,668
Nordea Bank Abp ....................... 38,851 792,967
Saab AB, Class B ....................... 4,927 325,595
Sandvik AB ............................ 22,263 892,012
Skandinaviska Enskilda Banken AB, Class A ..... 36,395 849,805
Spotify Technology SA
(a)
................... 1,907 1,036,683
Svenska Cellulosa AB SCA, Class B ........... 45,616 542,999
Svenska Handelsbanken AB, Class A .......... 47,017 724,570
Swedbank AB, Class A .................... 7,133 279,437
Tele2 AB, Class B ....................... 23,141 409,931

iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
89
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B ....... 37,812 $ 382,954
Trelleborg AB, Class B .................... 4,354 204,092
12,323,700
a
Switzerland  — 9.9%
ABB Ltd., Registered ..................... 40,018 3,918,783
Alcon AG ............................. 7,623 551,929
Banque Cantonale Vaudoise , Registered ........ 2,520 404,114
Belimo Holding AG, Registered .............. 304 321,280
BKW AG ............................. 4,827 746,851
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates, NVS ............. 12 129,847
Chocoladefabriken Lindt & Spruengli AG, Registered 5 557,927
EMS- Chemie Holding AG, Registered .......... 246 240,262
Galderma Group AG
(a)
.................... 3,722 771,764
Geberit AG, Registered .................... 1,497 1,054,684
Givaudan SA, Registered .................. 263 1,066,439
Julius Baer Group Ltd. .................... 4,697 436,143
Logitech International SA, Registered .......... 2,693 264,534
Lonza Group AG, Registered ................ 1,041 741,873
Novartis AG, Registered ................... 32,487 4,941,316
Partners Group Holding AG ................. 459 415,654
Roche Holding AG, Bearer ................. 459 204,383
Roche Holding AG, NVS ................... 10,576 4,610,299
Sandoz Group AG ....................... 8,882 745,898
Schindler Holding AG, Participation Certificates, NVS 1,768 574,623
Schindler Holding AG, Registered ............. 939 298,195
SGS SA, Registered ...................... 924 105,906
Sika AG, Registered ...................... 2,472 586,347
Sonova Holding AG, Registered .............. 990 283,931
Straumann Holding AG, Registered ............ 2,784 322,982
Swiss Life Holding AG, Registered ............ 581 659,095
Swiss Prime Site AG, Registered ............. 9,831 1,518,914
Swiss Re AG ........................... 5,594 970,124
Swisscom AG, Registered .................. 735 568,878
UBS Group AG, Registered ................. 48,238 2,641,342
VAT Group AG
(b)
........................ 1,149 853,343
Zurich Insurance Group AG ................. 2,649 1,938,499
33,446,159
a
United Kingdom  — 9.9%
3i Group PLC .......................... 25,014 946,639
Admiral Group PLC ...................... 4,799 260,283
Antofagasta PLC ........................ 35,094 1,872,447
AstraZeneca PLC ....................... 23,539 3,794,910
Aviva PLC ............................ 113,413 1,111,626
Barclays PLC .......................... 304,753 2,021,123
Bunzl PLC ............................ 11,068 416,498
Coca-Cola HBC AG, Class DI
(a)
.............. 920 56,573
Compass Group PLC ..................... 6,194 188,495
Diageo PLC ........................... 44,977 1,034,015
Experian PLC .......................... 11,709 476,648
Fresnillo PLC .......................... 8,761 367,351
GSK PLC ............................. 72,053 1,812,104
Haleon PLC ........................... 176,612 879,714
Halma PLC ............................ 14,686 714,128
HSBC Holdings PLC ..................... 236,661 4,847,634
Informa PLC ........................... 43,684 526,802
Intertek Group PLC ...................... 459 36,066
Land Securities Group PLC ................. 65,593 604,695
Security Shares Value
a
United Kingdom (continued)
Legal & General Group PLC ................ 238,493 $ 935,733
Lloyds Banking Group PLC ................. 1,080,171 1,592,531
London Stock Exchange Group PLC ........... 4,539 550,165
NatWest Group PLC ...................... 88,430 804,055
Next PLC ............................. 5,616 1,174,391
Pearson PLC .......................... 12,389 205,450
Prudential PLC ......................... 20,018 272,267
Reckitt Benckiser Group PLC ................ 6,041 417,200
RELX PLC ............................ 24,430 876,579
Rentokil Initial PLC ....................... 56,697 266,557
Schroders PLC ......................... 21,866 172,510
Segro PLC ............................ 104,887 1,352,196
Severn Trent PLC ....................... 31,084 1,316,523
Smith & Nephew PLC ..................... 16,615 237,625
Spirax Group PLC ....................... 4,334 412,491
United Utilities Group PLC .................. 34,083 656,646
Wise Group PLC, Class A
(a)
................. 5,931 77,398
33,288,068
a
United States  — 0.1%
Nebius Group N.V., Class A
(a)(c)
............... 2,332 481,138
a
Total Common Stocks — 99.5%
(Cost: $275,886,858) .............................. 334,069,027
a
Preferred Stocks
Germany  — 0.0%
Sartorius AG, Preference Shares, NVS ......... 614 177,019
a
Total Preferred Stocks — 0.0%
(Cost: $156,371) ................................. 177,019
a
Total Long-Term Investments — 99.5%
(Cost: $276,043,229) .............................. 334,246,046
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.84%
(d)(e)(f)
..................... 1,536,749 1,537,209
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(d)(e)
........................... 32,288 32,288
a
Total Short-Term Securities — 0.5%
(Cost: $1,569,473) ................................ 1,569,497
Total Investments —  100.0%
(Cost: $277,612,702) .............................. 335,815,543
Liabilities in Excess of Other Assets — 0.0% .............. (34,729)
Net Assets — 100.0% ............................... $ 335,780,814
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
90
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,012,775 $ 524,628
(a)
$ — $ (210) $ 16 $ 1,537,209 1,536,749 $ 7,914
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 20,000 12,288
(a)
— — — 32,288 32,288 4,642 —
$ — $ (210) $ 16
$ 1,569,497
$ 12,556 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
STOXX Europe 600 Index ................................................................ 32 09/18/26 $ 1,211 $ 6,322
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Hong Kong Exchanges & Clearing Ltd. ..... Goldman Sachs Bank USA USD 98,461 08/19/31 0.55% HONIA Monthly $ 4,265
Redeia Corp. SA .................... BNP Paribas 71,827 03/31/28 0.26% 1D ESTR Monthly 1,144
Redeia Corp. SA .................... JPMorgan Chase Bank NA 185,836 02/11/27 0.28% 1D ESTR Monthly (617)
Total long positions of equity swaps 4,792
Net dividends and financing fees (941)
Total equity swap contracts including dividends and financing fees $ 3,851
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 5,409 $ (1,558)

iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
Schedule of Investments
(continued)
August 31, 2026
91
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
sz
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,322 $ — $ — $ — $ 6,322
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 5,409 — — — 5,409
$ — $ — $ 11,731 $ — $ — $ — $ 11,731
Liabilities — Derivative Financial Instruments
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received $ — $ — $ 1,558 $ — $ — $ — $ 1,558
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 240,438 $ — $ — $ — $ 240,438
Swaps ......................................... — — (45,041) — — — (45,041)
$ — $ — $ 195,397 $ — $ — $ — $ 195,397
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 9,399 $ — $ — $ — $ 9,399
Swaps ......................................... — — (21,258) — — — (21,258)
$ —
$ — $ (11,859) $ — $ — $ — $ (11,859)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,461,959
Equity Swaps:
Average notional value - long ............................................................................................ $ 468,329
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ —  $ 13,665
Swaps — OTC
(a)
............................................................................... 5,409  1,558
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 5,409  $ 15,223
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  (13,665)
Total derivative assets and liabilities subject to an MNA ....................................................... $ 5,409  $ 1,558
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI World ex USA ETF
92
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
BNP Paribas ........................................ $ 1,144 $ — $ — $ — $ 1,144
Goldman Sachs Bank USA .............................. 4,265 — — — 4,265
$ 5,409 $ — $ — $ — $ 5,409
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d)
JPMorgan Chase Bank NA .............................. $ 617 $ — $ — $ — $ 617
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 54,016,124 $ 280,052,903 $ — $ 334,069,027
Preferred Stocks ............................................... — 177,019 — 177,019
Short-Term Securities
Money Market Funds ............................................ 1,569,497 — — 1,569,497
$ 55,585,621 $ 280,229,922 $ — $ 335,815,543
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ 6,322 $ 5,409 $ — $ 11,731
Liabilities
Equity Contracts ................................................. — (1,558) — (1,558)
$ 6,322 $ 3,851 $ — $ 10,173
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
ESG Aware MSCI
EAFE ETF
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 12,145,365,603  $ 18,051,862,669  $ 27,949,583  $ 2,848,757,565
Investments, at value — affiliated
(c)
......................................... 102,348,749  122,682,030  120,622  128,538,865
Cash ............................................................. 3,507  6,082  —  23,780
Cash pledged:
Futures contracts ................................................... —  3,522,000  5,000  867,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... 5,406,650  —  —  —
Foreign currency, at value
(e)
.............................................. 34,391,995  —  —  —
Receivables:
Investments sold ................................................... 656,729,986  843,974,116  1,589,177  156,518,230
Securities lending income — affiliated ..................................... 38,700  853  —  102,258
Capital shares sold .................................................. —  —  15,785  6,147,652
Dividends — unaffiliated .............................................. 19,884,443  13,842,671  6,173  1,846,206
Dividends — affiliated ................................................ 13,249  86,243  196  22,170
Tax reclaims ...................................................... 22,182,842  —  —  —
Foreign withholding tax claims .......................................... 723,878  —  —  —
Total assets ........................................................
12,987,089,602  19,035,976,664  29,686,536  3,142,823,726
LIABILITIES
Collateral on securities loaned ............................................ 95,917,068  38,992,404  62,162  124,415,466
Payables:
Investments purchased ............................................... 679,379,783  848,761,354  1,530,942  147,823,413
Capital shares redeemed .............................................. —  —  —  1,852,026
Investment advisory fees .............................................. 2,075,025  2,317,721  4,340  421,484
Professional fees ................................................... 271,445  —  —  —
Variation margin on futures contracts ...................................... 236,874  140,300  392  69,087
Total liabilities .......................................................
777,880,195  890,211,779  1,597,836  274,581,476
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 12,209,209,407  $ 18,145,764,885  $ 28,088,700  $ 2,868,242,250
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 8,574,861,197  $ 14,332,490,623  $ 24,896,031  $ 2,473,908,812
Accumulated earnings ................................................. 3,634,348,210  3,813,274,262  3,192,669  394,333,438
NET ASSETS .......................................................
$ 12,209,209,407  $ 18,145,764,885  $ 28,088,700  $ 2,868,242,250
NET ASSET VALUE
Shares outstanding ................................................... 114,900,000  107,850,000  480,000  52,300,000
Net asset value ...................................................... $ 106.26  $ 168.25  $ 58.52  $ 54.84
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 90,349,771  $ 38,192,804  $ 60,329  $ 120,203,854
(b)
Investments, at cost — unaffiliated ....................................... $ 8,082,181,106  $ 12,553,536,328  $ 23,504,155  $ 2,316,152,478
(c)
Investments, at cost — affiliated ......................................... $ 102,346,220  $ 115,349,275  $ 120,628  $ 128,496,142
(d)
Foreign currency collateral pledged, at cost ................................. $ 5,327,824  $ —  $ —  $ —
(e)
  Foreign currency, at cost .............................................. $ 34,209,653  $ —  $ —  $ —

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
August 31, 2026
See notes to financial statements.
iShares
ESG Aware MSCI
USA Value ETF
iShares
ESG MSCI EM
Leaders ETF
iShares
ESG MSCI USA
Leaders ETF
iShares
MSCI Global
Sustainable
Development Goals
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 383,205,128  $ 33,815,215  $ 1,209,158,490  $ 174,755,975
Investments, at value — affiliated
(c)
......................................... 1,775,667  626,884  7,066,762  6,944,922
Cash ............................................................. —  14  —  177,699
Cash pledged:
Futures contracts ................................................... 60,000  12,000  132,000  53,000
Foreign currency, at value
(d)
.............................................. —  63,896  —  274,390
Receivables:
Investments sold ................................................... 19,691,685  399,143  9,090,556  28,751,159
Securities lending income — affiliated ..................................... —  1,168  —  2,849
Capital shares sold .................................................. 92,575  —  —  —
Dividends — unaffiliated .............................................. 483,289  32,042  930,783  266,346
Dividends — affiliated ................................................ 893  201  3,136  419
Tax reclaims ...................................................... —  1,363  —  509,460
Foreign withholding tax claims .......................................... —  3,140  —  9,532
Total assets ........................................................
405,309,237  34,955,066  1,226,381,727  211,745,751
LIABILITIES
Bank borrowings ..................................................... —  —  —  180,024
Collateral on securities loaned ............................................ —  538,091  —  6,815,463
Payables:
Investments purchased ............................................... 19,858,053  482,299  9,498,526  28,758,093
Capital shares redeemed .............................................. 254,855  —  —  —
Deferred foreign capital gain tax ......................................... —  51,336  —  —
Investment advisory fees .............................................. 58,156  4,552  102,873  73,137
Professional fees ................................................... —  —  —  16,762
Variation margin on futures contracts ...................................... 4,509  330  5,750  3,152
Total liabilities .......................................................
20,175,573  1,076,608  9,607,149  35,846,631
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 385,133,664  $ 33,878,458  $ 1,216,774,578  $ 175,899,120
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 344,110,161  $ 25,538,589  $ 899,753,753  $ 263,912,391
Accumulated earnings (loss) ............................................. 41,023,503  8,339,869  317,020,825  (88,013,271)
NET ASSETS .......................................................
$ 385,133,664  $ 33,878,458  $ 1,216,774,578  $ 175,899,120
NET ASSET VALUE
Shares outstanding ................................................... 10,360,000  550,000  8,850,000  1,900,000
Net asset value ...................................................... $ 37.18  $ 61.60  $ 137.49  $ 92.58
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ —  $ 507,211  $ —  $ 6,439,671
(b)
Investments, at cost — unaffiliated ....................................... $ 338,529,424  $ 24,482,071  $ 808,478,847  $ 155,596,460
(c)
Investments, at cost — affiliated ......................................... $ 1,650,491  $ 626,897  $ 5,864,486  $ 6,944,819
(d)
  Foreign currency, at cost .............................................. $ —  $ 63,866  $ —  $ 272,634

Statements of Assets and Liabilities
(continued)
August 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI World Small-
Cap ETF
iShares
Paris-Aligned
Climate Optimized
MSCI USA ETF
iShares
Paris-Aligned
Climate Optimized
MSCI World ex USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 666,395,244  $ 2,527,239,982  $ 334,246,046
Investments, at value — affiliated
(c)
........................................................ 37,944,650  15,277,015  1,569,497
Cash ............................................................................ —  1,238  1,893
Cash pledged:
Collateral — OTC derivatives .......................................................... 25,000  —  —
Futures contracts .................................................................. 207,000  353,000  125,000
Foreign currency, at value
(d)
............................................................. 1,033,816  —  1,365,042
Receivables:
Investments sold .................................................................. 31,184,454  13,206,053  2,434,452
Securities lending income — affiliated .................................................... 36,134  4,049  307
Swaps ......................................................................... 15  —  —
Dividends — unaffiliated ............................................................. 970,536  2,039,667  422,656
Dividends — affiliated ............................................................... 8,562  8,529  73
Tax reclaims ..................................................................... 144,337  —  259,144
Foreign withholding tax claims ......................................................... 5,981  —  40,520
Unrealized appreciation on:
OTC swaps ...................................................................... 52,239  —  5,409
Total assets .......................................................................
738,007,968  2,558,129,533  340,470,039
LIABILITIES
Collateral on securities loaned ........................................................... 34,515,011  —  1,537,433
Payables:
Investments purchased .............................................................. 31,587,631  15,535,763  3,102,141
Deferred foreign capital gain tax ........................................................ 1,421  —  —
Investment advisory fees ............................................................. 81,551  214,668  34,428
Variation margin on futures contracts ..................................................... 15,512  1,909  13,665
Unrealized depreciation on:
OTC swaps ...................................................................... 55,459  —  1,558
Total liabilities ......................................................................
66,256,585  15,752,340  4,689,225
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 671,751,383  $ 2,542,377,193  $ 335,780,814
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 507,451,818  $ 2,106,473,311  $ 280,345,274
Accumulated earnings ................................................................ 164,299,565  435,903,882  55,435,540
NET ASSETS ......................................................................
$ 671,751,383  $ 2,542,377,193  $ 335,780,814
NET ASSET VALUE
Shares outstanding .................................................................. 19,000,000  32,300,000  4,770,000
Net asset value ..................................................................... $ 35.36  $ 78.71  $ 70.39
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 31,864,367  $ —  $ 1,468,342
(b)
Investments, at cost — unaffiliated ...................................................... $ 548,567,613  $ 1,985,965,464  $ 276,043,229
(c)
Investments, at cost — affiliated ........................................................ $ 37,943,515  $ 12,420,969  $ 1,569,473
(d)
  Foreign currency, at cost ............................................................. $ 1,033,163  $ —  $ 1,352,688

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
ESG Aware MSCI
EAFE ETF
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 317,988,461  $ 182,189,837  $ 93,524  $ 29,070,693
Dividends — affiliated .............................................. 129,938  1,600,120  1,078  256,972
Interest — unaffiliated .............................................. 106,702  86,946  53  41,999
Securities lending income — affiliated — net ............................... 248,456  68,051  235  855,231
Foreign taxes withheld ............................................. (24,399,811) (74,548) —  (32,145)
Foreign withholding tax claims ........................................ 5,018,379  —  —  —
Total investment income ..............................................
299,092,125  183,870,406  94,890  30,192,750
EXPENSES
Investment advisory ............................................... 22,198,179  24,106,178  45,711  3,948,750
Professional .................................................... 296,916  —  —  —
Interest expense ................................................. 12,555  8  —  3,520
Total expenses .................................................... 22,507,650  24,106,186  45,711  3,952,270
Net investment income ...............................................
276,584,475  159,764,220  49,179  26,240,480
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 343,033,400  78,852,178  (766,053) 42,652,561
Investments — affiliated ........................................... (6,855) (215,155) 35  (5,786)
Foreign currency transactions ....................................... (1,100,720) —  —  —
Futures contracts ............................................... 12,585,858  5,655,928  (6,403) 1,910,729
In-kind redemptions — unaffiliated
(a)
................................... 132,939,004  658,005,681  3,056,084  251,042,006
In-kind redemptions — affiliated
(a)
.................................... —  1,158,123  —  —
487,450,687  743,456,755  2,283,663  295,599,510
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 1,364,476,702  2,102,729,232  2,128,992  188,583,721
Investments — affiliated ........................................... 2,529  1,418,403  (8) (17,792)
Foreign currency translations ....................................... (619,298) —  —  —
Futures contracts ............................................... (99,422) (1,443,946) (689) (440,168)
1,363,760,511  2,102,703,689  2,128,295  188,125,761
Net realized and unrealized gain ........................................
1,851,211,198  2,846,160,444  4,411,958  483,725,271
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 2,127,795,673  $ 3,005,924,664  $ 4,461,137  $ 509,965,751
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended August 31, 2026
Statements of Operations
See notes to financial statements.
iShares
ESG Aware MSCI
USA Value ETF
iShares
ESG MSCI EM
Leaders ETF
iShares
ESG MSCI USA
Leaders ETF
iShares
MSCI Global
Sustainable
Development Goals
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 4,864,784  $ 847,786  $ 11,582,236  $ 3,348,116
Dividends — affiliated .............................................. 24,599  5,834  149,680  5,919
Interest — unaffiliated .............................................. 824  250  3,756  6,068
Securities lending income — affiliated — net ............................... 792  5,736  2,206  20,192
Foreign taxes withheld ............................................. (2,493) (85,119) (5,001) (270,496)
Foreign withholding tax claims ........................................ —  —  —  141,475
Total investment income ..............................................
4,888,506  774,487  11,732,877  3,251,274
EXPENSES
Investment advisory ............................................... 468,682  52,842  1,049,220  830,536
Commitment costs ................................................ —  501  —  1,115
Professional .................................................... —  —  —  19,192
Interest expense ................................................. 1  339  5  842
Total expenses .................................................... 468,683  53,682  1,049,225  851,685
Net investment income ...............................................
4,419,823  720,805  10,683,652  2,399,589
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (4,414,303) 1,345,230  6,315,727  7,154,361
Investments — affiliated ........................................... (10,009) (17) 109  145
Foreign currency transactions ....................................... —  (3,046) —  (32,448)
Futures contracts ............................................... 78,743  (468) 190,021  237,778
In-kind redemptions — unaffiliated
(b)
................................... 13,890,457  —  40,493,041  3,252,720
In-kind redemptions — affiliated
(b)
.................................... (1,220) —  106,047  —
9,543,668  1,341,699  47,104,945  10,612,556
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 44,137,640  2,232,305  160,326,151  12,148,839
Investments — affiliated ........................................... 119,041  (14) 46,289  (78)
Foreign currency translations ....................................... —  107  —  6,180
Futures contracts ............................................... (16,310) 569  (27,910) 8,203
44,240,371  2,232,967  160,344,530  12,163,144
Net realized and unrealized gain ........................................
53,784,039  3,574,666  207,449,475  22,775,700
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 58,203,862  $ 4,295,471  $ 218,133,127  $ 25,175,289
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ —  $ (75,271) $ —  $ (3,642)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ —  $ 153,627  $ —  $ 17,557

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI World Small-
Cap ETF
iShares
Paris-Aligned
Climate Optimized
MSCI USA ETF
iShares
Paris-Aligned
Climate Optimized
MSCI World ex USA
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 13,515,532  $ 24,225,713  $ 8,060,951
Dividends — affiliated .............................................................. 113,806  326,291  4,642
Interest — unaffiliated .............................................................. 10,882  8,474  3,105
Securities lending income — affiliated — net ............................................... 375,573  28,322  7,914
Foreign taxes withheld ............................................................. (762,373) —  (849,019)
Foreign withholding tax claims ........................................................ —  —  25,053
Total investment income ..............................................................
13,253,420  24,588,800  7,252,646
EXPENSES
Investment advisory ............................................................... 2,141,885  2,320,812  359,002
Professional .................................................................... 4,049  —  7,865
Interest expense ................................................................. 433  18  1,451
Total expenses .................................................................... 2,146,367  2,320,830  368,318
Less:
Investment advisory fees waived ....................................................... (1,078,134) —  —
Total expenses after fees waived ........................................................
1,068,233  2,320,830  368,318
Net investment income ...............................................................
12,185,187  22,267,970  6,884,328
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................ 53,144,250  (56,466,522) 119,554
Investments — affiliated ........................................................... (5,057) (51,818) (210)
Foreign currency transactions ....................................................... (3,124) —  (26,731)
Futures contracts ............................................................... 568,212  698,360  240,438
In-kind redemptions — unaffiliated
(b)
................................................... 43,912,007  213,841,531  5,387,599
In-kind redemptions — affiliated
(b)
.................................................... —  496,029  —
Swaps   ...................................................................... 222,311  —  (45,041)
97,838,599  158,517,580  5,675,609
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................ 39,444,286  144,051,147  36,341,414
Investments — affiliated ........................................................... (1,435) (158,129) 16
Foreign currency translations ....................................................... 3,774  —  7,437
Futures contracts ............................................................... (63,158) (12,943) 9,399
Swaps   ...................................................................... (3,225) —  (21,258)
39,380,242  143,880,075  36,337,008
Net realized and unrealized gain ........................................................
137,218,841  302,397,655  42,012,617
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 149,404,028  $ 324,665,625  $ 48,896,945
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................... $ (2,178) $ —  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................................ $ 4,068  $ —  $ —

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI EAFE ETF
iShares
ESG Aware MSCI USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 276,584,475  $ 257,782,338  $ 159,764,220  $ 152,146,171
Net realized gain ............................................. 487,450,687  14,409,645  743,456,755  794,912,961
Net change in unrealized appreciation (depreciation) ..................... 1,363,760,511  844,075,523  2,102,703,689  964,320,408
Net increase in net assets resulting from operations ........................
2,127,795,673  1,116,267,506  3,005,924,664  1,911,379,540
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(385,642,373) (283,175,426) (158,940,849) (156,210,658)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
580,954,552  434,737,201  1,103,216,731  (547,332,800)
NET ASSETS
Total increase in net assets ........................................ 2,323,107,852  1,267,829,281  3,950,200,546  1,207,836,082
Beginning of year ...............................................
9,886,101,555  8,618,272,274  14,195,564,339  12,987,728,257
End of year ...................................................
$ 12,209,209,407  $ 9,886,101,555  $ 18,145,764,885  $ 14,195,564,339
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Growth ETF
iShares
ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 49,179  $ 45,787  $ 26,240,480  $ 20,684,158
Net realized gain ............................................. 2,283,663  2,001,397  295,599,510  26,625,861
Net change in unrealized appreciation (depreciation) ..................... 2,128,295  1,275,831  188,125,761  103,657,921
Net increase in net assets resulting from operations ........................
4,461,137  3,323,015  509,965,751  150,967,940
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(54,875) (39,341) (23,260,935) (23,987,448)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
1,993,515  10,294,499  396,346,266  46,592,048
NET ASSETS
Total increase in net assets ........................................ 6,399,777  13,578,173  883,051,082  173,572,540
Beginning of year ...............................................
21,688,923  8,110,750  1,985,191,168  1,811,618,628
End of year ...................................................
$ 28,088,700  $ 21,688,923  $ 2,868,242,250  $ 1,985,191,168
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Value ETF
iShares
ESG MSCI EM Leaders ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,419,823  $ 322,162  $ 720,805  $ 759,455
Net realized gain (loss) ......................................... 9,543,668  686,049  1,341,699  (1,007,454)
Net change in unrealized appreciation (depreciation) ..................... 44,240,371  (12,701) 2,232,967  5,833,492
Net increase in net assets resulting from operations ........................
58,203,862  995,510  4,295,471  5,585,493
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(3,348,948) (270,188) (973,658) (895,391)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
311,636,619  12,014,313  —  (4,729,355)
NET ASSETS
Total increase (decrease) in net assets ................................ 366,491,533  12,739,635  3,321,813  (39,253)
Beginning of year ...............................................
18,642,131  5,902,496  30,556,645  30,595,898
End of year ...................................................
$ 385,133,664  $ 18,642,131  $ 33,878,458  $ 30,556,645
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
MSCI Global Sustainable Development
Goals ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 10,683,652  $ 10,883,457  $ 2,399,589  $ 3,068,640
Net realized gain (loss) ......................................... 47,104,945  95,587,283  10,612,556  (13,956,829)
Net change in unrealized appreciation (depreciation) ..................... 160,344,530  24,750,966  12,163,144  9,559,723
Net increase (decrease) in net assets resulting from operations ................
218,133,127  131,221,706  25,175,289  (1,328,466)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(10,463,030) (11,531,307) (2,917,613) (3,509,810)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
117,144,455  (313,129,817) (16,990,867) (66,978,334)
NET ASSETS
Total increase (decrease) in net assets ................................ 324,814,552  (193,439,418) 5,266,809  (71,816,610)
Beginning of year ...............................................
891,960,026  1,085,399,444  170,632,311  242,448,921
End of year ...................................................
$ 1,216,774,578  $ 891,960,026  $ 175,899,120  $ 170,632,311
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI World Small-Cap ETF
iShares
Paris-Aligned Climate Optimized MSCI USA
ETF
Year Ended
08/31/26
Period From
04/01/25
(a)
to 08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 12,185,187  $ 3,765,253  $ 22,267,970  $ 20,639,434
Net realized gain ............................................. 97,838,599  5,501,318  158,517,580  249,145,831
Net change in unrealized appreciation (depreciation) ..................... 39,380,242  78,424,926  143,880,075  (5,321,711)
Net increase in net assets resulting from operations ........................
149,404,028  87,691,497  324,665,625  264,463,554
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(22,620,888) (1,543,579) (22,436,923) (21,273,481)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(194,376,249) 653,196,574  52,969,703  (86,251,742)
NET ASSETS
Total increase (decrease) in net assets ................................ (67,593,109) 739,344,492  355,198,405  156,938,331
Beginning of period .............................................
739,344,492  —  2,187,178,788  2,030,240,457
End of period .................................................
$ 671,751,383  $ 739,344,492  $ 2,542,377,193  $ 2,187,178,788
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Paris-Aligned Climate Optimized MSCI World
ex USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 6,884,328  $ 2,721,452
Net realized gain (loss) ............................................................................ 5,675,609  (176,464)
Net change in unrealized appreciation (depreciation) ........................................................ 36,337,008  17,725,917
Net increase in net assets resulting from operations ...........................................................
48,896,945  20,270,905
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(9,517,353) (2,564,556)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
74,064,240  150,742,532
NET ASSETS
Total increase in net assets ........................................................................... 113,443,832  168,448,881
Beginning of year ..................................................................................
222,336,982  53,888,101
End of year ......................................................................................
$ 335,780,814  $ 222,336,982
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI EAFE ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ......................
$ 90.78  $ 83.35  $ 71.75  $ 62.03  $ 80.85
Net investment income
(a)
............................ 2 .46
(b)
2 .40
(b)
2 .16
(b)
2 .04  2 .07
Net realized and unrealized gain (loss)
(c)
..................
16.44  7 .67  11.82  9 .35  (18.37)
Net increase (decrease) from investment operations ...........
18.90  10.07  13.98  11.39  (16.30)
Distributions from net investment income
(d)
.................. ( 3 .42 ) ( 2 .64 ) ( 2 .38 ) ( 1 .67 ) ( 2 .52 )
Net asset value, end of year ..........................
$ 106.26  $ 90.78  $ 83.35  $ 71.75  $ 62.03
Total Return
(e)
Based on net asset value .............................
21.19%
(b)
12.36%
(b)
19.80%
(b)
18.42% (20.54) %
Ratios to Average Net Assets
(f)
Total expenses ....................................
0 .20% 0 .20% 0 .21% 0 .20% 0 .20%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ...............................
2 .49%
(b)
2 .89%
(b)
2 .85%
(b)
2 .98% 2 .84%
Supplemental Data
Net assets, end of year (000) ...........................
$ 12,209,209  $ 9,886,102  $ 8,618,272  $ 7,260,643  $ 6,376,262
Portfolio turnover rate
(g)
...............................
33% 26% 25% 26% 27%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2024, respectively:
• Net investment income per share by $0.04, $0.06 and $0.04.
• Total return by 0.06%, 0.06% and 0.06%.
• Ratio of net investment income to average net assets by 0.04%, 0.07% and 0.05%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 140.97  $ 123.87  $ 99.22  $ 88.13  $ 103.69
Net investment income
(a)
................................ 1 .52  1 .46  1 .42  1 .37  1 .29
Net realized and unrealized gain (loss)
(b)
......................
27.29  17.14  24.64  11.23  (15.62)
Net increase (decrease) from investment operations ...............
28.81  18.60  26.06  12.60  (14.33)
Distributions from net investment income
(c)
...................... ( 1 .53 ) ( 1 .50 ) ( 1 .41 ) ( 1 .51 ) ( 1 .23 )
Net asset value, end of year ..............................
$ 168.25  $ 140.97  $ 123.87  $ 99.22  $ 88.13
Total Return
(d)
Based on net asset value .................................
20.58% 15.14% 26.51% 14.57% (13.96) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
0 .99% 1 .13% 1 .31% 1 .54% 1 .32%
Supplemental Data
Net assets, end of year (000) ...............................
$ 18,145,765  $ 14,195,564  $ 12,987,728  $ 12,824,827  $ 22,194,428
Portfolio turnover rate
(f)
...................................
30% 24% 22% 25% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Growth ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .......................................
$ 49.29  $ 40.55  $ 31.38  $ 25.42
Net investment income
(b)
............................................... 0 .10  0 .12  0 .11  0 .08
Net realized and unrealized gain
(c)
.........................................
9 .25  8 .73  9 .17  5 .93
Net increase from investment operations ......................................
9 .35  8 .85  9 .28  6 .01
Distributions from net investment income
(d)
..................................... ( 0 .12 ) ( 0 .11 ) ( 0 .11 ) ( 0 .05 )
Net asset value, end of period ............................................
$ 58.52  $ 49.29  $ 40.55  $ 31.38
Total Return
(e)
Based on net asset value ................................................
18.99% 21.87% 29.66% 23.72%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................
0 .18% 0 .18% 0 .18% 0 .18%
(h)
Net investment income ..................................................
0 .19% 0 .27% 0 .32% 0 .50%
(h)
Supplemental Data
Net assets, end of period (000) ............................................
$ 28,089  $ 21,689  $ 8,111  $ 5,021
Portfolio turnover rate
(i)
..................................................
36% 30% 36% 20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 44.36  $ 41.36  $ 35.90  $ 33.85  $ 40.26
Net investment income
(a)
................................ 0 .56  0 .46  0 .47  0 .48  0 .42
Net realized and unrealized gain (loss)
(b)
......................
10.42  3 .08  5 .46  2 .09  ( 6 .43 )
Net increase (decrease) from investment operations ...............
10.98  3 .54  5 .93  2 .57  ( 6 .01 )
Distributions from net investment income
(c)
...................... ( 0 .50 ) ( 0 .54 ) ( 0 .47 ) ( 0 .52 ) ( 0 .40 )
Net asset value, end of year ..............................
$ 54.84  $ 44.36  $ 41.36  $ 35.90  $ 33.85
Total Return
(d)
Based on net asset value .................................
24.92% 8 .65% 16.70% 7 .75% (15.03) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income ...................................
1 .13% 1 .12% 1 .25% 1 .41% 1 .15%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,868,242  $ 1,985,191  $ 1,811,619  $ 1,403,577  $ 1,479,097
Portfolio turnover rate
(f)
...................................
37% 35% 35% 37% 37%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Value ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................
$ 31.07  $ 29.51  $ 24.75  $ 25.35
Net investment income
(b)
.............................................. 0 .57  0 .62  0 .61  0 .39
Net realized and unrealized gain (loss)
(c)
....................................
6 .07  1 .50  4 .76  ( 0 .76 )
Net increase (decrease) from investment operations .............................
6 .64  2 .12  5 .37  ( 0 .37 )
Distributions from net investment income
(d)
.................................... ( 0 .53 ) ( 0 .56 ) ( 0 .61 ) ( 0 .23 )
Net asset value, end of period ...........................................
$ 37.18  $ 31.07  $ 29.51  $ 24.75
Total Return
(e)
Based on net asset value ...............................................
21.62% 7 .32% 22.12% ( 1 .38 ) %
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................
0 .18% 0 .18% 0 .18% 0 .18%
(h)
Net investment income .................................................
1 .70% 2 .10% 2 .33% 2 .72%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 385,134  $ 18,642  $ 5,902  $ 3,961
Portfolio turnover rate
(i)
.................................................
40% 35% 38% 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI EM Leaders ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 55.56  $ 47.07  $ 44.19  $ 46.46  $ 63.49
Net investment income
(a)
............................. 1 .31  1 .28  1 .15
(b)
1 .07  0 .96
Net realized and unrealized gain (loss)
(c)
...................
6 .50  8 .68  3 .14  ( 1 .30 ) (16.79)
Net increase (decrease) from investment operations ............
7 .81  9 .96  4 .29  ( 0 .23 ) (15.83)
Distributions
(d)
From net investment income .......................... ( 1 .77 ) ( 1 .47 ) ( 1 .41 ) ( 0 .62 ) ( 0 .90 )
From net realized gain ............................... —  —  —  ( 1 .42 ) ( 0 .30 )
Total distributions ...................................
( 1 .77 ) ( 1 .47 ) ( 1 .41 ) ( 2 .04 ) ( 1 .20 )
Net asset value, end of year ...........................
$ 61.60  $ 55.56  $ 47.07  $ 44.19  $ 46.46
Total Return
(e)
Based on net asset value ..............................
14.30% 21.55% 10.04%
(b)
( 0 .48 ) % (25.25) %
(f)
Ratios to Average Net Assets
(g)
Total expenses .....................................
0 .16% 0 .16% 0 .18% 0 .17% 0 .16%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
N/A  0 .16% 0 .17 % N/A  N/A
Net investment income ................................
2 .18% 2 .57% 2 .62%
(b)
2 .40% 1 .60%
Supplemental Data
Net assets, end of year (000) ............................
$ 33,878  $ 30,557  $ 30,596  $ 53,025  $ 60,394
Portfolio turnover rate
(h)
................................
26% 18% 17% 37% 17%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2024:
• Net investment income per share by $0.04.
• Total return by 0.13%.
• Ratio of net investment income to average net assets by 0.10%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment received from an affiliate, which impacted the Fund's total return, Excluding the payment from an affiliate, the Fund's total return would have been (26.07)%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 112.91  $ 99.58  $ 79.67  $ 68.20  $ 79.65
Net investment income
(a)
................................ 1 .26  1 .16  1 .07  1 .08  1 .00
Net realized and unrealized gain (loss)
(b)
......................
24.57  13.35  19.91  11.45  (11.48)
Net increase (decrease) from investment operations ...............
25.83  14.51  20.98  12.53  (10.48)
Distributions from net investment income
(c)
...................... ( 1 .25 ) ( 1 .18 ) ( 1 .07 ) ( 1 .06 ) ( 0 .97 )
Net asset value, end of year ..............................
$ 137.49  $ 112.91  $ 99.58  $ 79.67  $ 68.20
Total Return
(d)
Based on net asset value .................................
23.04% 14.70% 26.57% 18.66% (13.29) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ...................................
1 .02% 1 .12% 1 .22% 1 .55% 1 .32%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,216,775  $ 891,960  $ 1,085,399  $ 1,139,307  $ 3,116,650
Portfolio turnover rate
(f)
...................................
8% 4% 8% 14% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Sustainable Development Goals ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 81.25  $ 80.82  $ 78.75  $ 78.45  $ 100.03
Net investment income
(a)
............................. 1 .23
(b)
1 .21
(b)
1 .34  1 .43  1 .81
Net realized and unrealized gain (loss)
(c)
...................
11.61  0 .64  2 .29  0 .24  (21.60)
Net increase (decrease) from investment operations ............
12.84  1 .85  3 .63  1 .67  (19.79)
Distributions from net investment income
(d)
................... ( 1 .51 ) ( 1 .42 ) ( 1 .56 ) ( 1 .37 ) ( 1 .79 )
Net asset value, end of year ...........................
$ 92.58  $ 81.25  $ 80.82  $ 78.75  $ 78.45
Total Return
(e)
Based on net asset value ..............................
15.95%
(b)
2 .45%
(b)
4 .71% 2 .08% (19.93) %
Ratios to Average Net Assets
(f)
Total expenses .....................................
0 .50% 0 .50% 0 .49% 0 .49% 0 .49%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .49% 0 .49 % N/A  0 .49 % N/A
Net investment income ................................
1 .42%
(b)
1 .58%
(b)
1 .74% 1 .82% 2 .06%
Supplemental Data
Net assets, end of year (000) ............................
$ 175,899  $ 170,632  $ 242,449  $ 374,082  $ 415,791
Portfolio turnover rate
(g)
................................
58% 64% 67% 44% 54%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026 and
August 31, 2025, respectively:
• Net investment income per share by $0.06 and $0.03.
• Total return by 0.10% and 0.04%.
• Ratio of net investment income to average net assets by 0.07% and 0.03%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI World Small-Cap ETF
Year Ended
08/31/26
Period From
04/01/25
(a)
to 08/31/25
Net asset value, beginning of period ......................................................................
$ 29.57  $ 25.07
Net investment income
(b)
.............................................................................. 0 .55  0 .23
Net realized and unrealized gain
(c)
........................................................................
6 .21  4 .35
Net increase from investment operations .....................................................................
6 .76  4 .58
Distributions
(d)
From net investment income ........................................................................... ( 0 .70 ) ( 0 .08 )
From net realized gain ................................................................................ ( 0 .27 ) —
Total distributions ....................................................................................
( 0 .97 ) ( 0 .08 )
Net asset value, end of period ...........................................................................
$ 35.36  $ 29.57
Total Return
(e)
Based on net asset value ...............................................................................
23.26% 18.33%
(f)
Ratios to Average Net Assets
(g)
Total expenses ......................................................................................
0 .30% 0 .30%
(h)
Total expenses after fees waived ..........................................................................
0 .15% 0 .15%
(h)
Net investment income .................................................................................
1 .71% 2 .00%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 671,751  $ 739,344
Portfolio turnover rate
(i)
.................................................................................
22% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate Optimized MSCI USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period .......................
$ 69.21  $ 62.18  $ 49.91  $ 43.50  $ 50.43
Net investment income
(b)
............................... 0 .70  0 .65  0 .60  0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
.....................
9 .51  7 .04  12.25  6 .38  ( 7 .08 )
Net increase (decrease) from investment operations ..............
10.21  7 .69  12.85  6 .93  ( 6 .76 )
Distributions from net investment income
(d)
..................... ( 0 .71 ) ( 0 .66 ) ( 0 .58 ) ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ............................
$ 78.71  $ 69.21  $ 62.18  $ 49.91  $ 43.50
Total Return
(e)
Based on net asset value ................................
14.84% 12.46% 25.98% 16.13% (13.42) %
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .11%
(h)
Total expenses after fees waived ...........................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income ..................................
0 .96% 1 .01% 1 .10% 1 .23% 1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ............................
$ 2,542,377  $ 2,187,179  $ 2,030,240  $ 1,489,774  $ 756,882
Portfolio turnover rate
(i)
..................................
31% 15% 11% 12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Year Ended
08/31/26
Year Ended
08/31/25
Period From
01/17/24
(a)
to 08/31/24
Net asset value, beginning of period .....................................................
$ 61.25  $ 56.13  $ 49.02
Net investment income
(b)
............................................................. 1 .53
(c)
1 .48  1 .11
Net realized and unrealized gain
(d)
.......................................................
9 .69  5 .10  6 .71
Net increase from investment operations ....................................................
11.22  6 .58  7 .82
Distributions from net investment income
(e)
................................................... ( 2 .08 ) ( 1 .46 ) ( 0 .71 )
Net asset value, end of period ..........................................................
$ 70.39  $ 61.25  $ 56.13
Total Return
(f)
Based on net asset value ..............................................................
18.58%
(c)
12.01% 16.06%
(g)
Ratios to Average Net Assets
(h)
Total expenses .....................................................................
0 .12% 0 .12% 0 .12%
(i)
Net investment income ................................................................
2 .30%
(c)
2 .59% 3 .39%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 335,781  $ 222,337  $ 53,888
Portfolio turnover rate
(j)
................................................................
15% 18% 16%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2026:
• Net investment income per share by $0.00.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares ESG MSCI EM Leaders ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
iShares ETF
Diversification
Classification
ESG Aware MSCI EAFE ....................................................................................................... Diversified
ESG Aware MSCI USA ........................................................................................................ Diversified
ESG Aware MSCI USA Growth .................................................................................................. Non-diversified
ESG Aware MSCI USA Small-Cap ................................................................................................ Diversified
ESG Aware MSCI USA Value
(a)
.................................................................................................. Diversified
ESG MSCI EM Leaders ....................................................................................................... Diversified
ESG MSCI USA Leaders ...................................................................................................... Non-diversified
MSCI Global Sustainable Development Goals ....................................................................................... Diversified
MSCI World Small-Cap ........................................................................................................ Diversified
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ Non-diversified
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................. Diversified
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
( continued)

Notes to Financial Statements
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI EAFE
Goldman Sachs & Co. LLC ......................................... $ 4,023,005 $ (4,023,005) $ — $ —
J.P. Morgan Securities LLC ......................................... 60,270,242 (60,270,242) — —
Morgan Stanley ................................................. 8,673,393 (8,673,393) — —
Scotia Capital (USA), Inc. .......................................... 15,792,764 (15,792,764) — —
UBS AG ...................................................... 1,590,367 (1,590,367) — —
$ 90,349,771 $ (90,349,771)
$ —
$ —
a
ESG Aware MSCI USA
BNP Paribas SA ................................................. 7,433,356 (7,433,356) — —
SG Americas Securities LLC ........................................ 19,885,800 (19,885,800) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Wells Fargo Bank NA ............................................. $ 10,099,168 $ (10,099,168) $ — $ —
Wells Fargo Securities LLC ......................................... 774,480 (774,480) — —
$ 38,192,804 $ (38,192,804)
$ —
$ —
a
ESG Aware MSCI USA Growth
Wells Fargo Bank NA ............................................. 60,329 (60,329) — —
$ 60,329 $ (60,329)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 1,781,115 (1,781,115) — —
BNP Paribas SA ................................................. 20,125,044 (20,125,044) — —
BofA Securities, Inc. .............................................. 9,355,276 (9,355,276) — —
Citigroup Global Markets, Inc. ........................................ 16,325,650 (16,325,650) — —
HSBC Bank PLC ................................................ 4,994,004 (4,994,004) — —
J.P. Morgan Securities LLC ......................................... 25,260,612 (25,260,612) — —
Mizuho Securities USA LLC ......................................... 510,627 (510,627) — —
Morgan Stanley ................................................. 12,017,520 (12,017,520) — —
National Bank of Canada ........................................... 72,652 (72,652) — —
National Financial Services LLC ...................................... 2,455,603 (2,455,603) — —
Scotia Capital (USA), Inc. .......................................... 366,599 (366,599) — —
State Street Bank & Trust Co. ........................................ 2,762,861 (2,762,861) — —
TD Securities (USA) LLC ........................................... 1,985,736 (1,985,736) — —
UBS AG ...................................................... 12,016,407 (12,016,407) — —
UBS Securities LLC .............................................. 1,920 (1,920) — —
Wells Fargo Bank NA ............................................. 9,511,786 (9,511,786) — —
Wells Fargo Securities LLC ......................................... 660,442 (660,442) — —
$ 120,203,854 $ (120,203,854)
$ —
$ —
a
ESG MSCI EM Leaders
BofA Securities, Inc. .............................................. 31,216 (31,216) — —
J.P. Morgan Securities LLC ......................................... 28,615 (28,615) — —
Morgan Stanley ................................................. 447,380 (447,380) — —
$ 507,211 $ (507,211)
$ —
$ —
a
MSCI Global Sustainable Development Goals
Citigroup Global Markets, Inc. ........................................ 8,237 (8,237) — —
Goldman Sachs & Co. LLC ......................................... 2,259,363 (2,259,363) — —
Morgan Stanley ................................................. 3,479,626 (3,479,626) — —
SG Americas Securities LLC ........................................ 692,445 (692,445) — —
$ 6,439,671 $ (6,439,671)
$ —
$ —
a
MSCI World Small-Cap
BNP Paribas SA ................................................. 1,929,622 (1,929,622) — —
BofA Securities, Inc. .............................................. 3,748,125 (3,748,125) — —
Citadel Clearing LLC .............................................. 76,752 (76,190) — 562
Goldman Sachs & Co. LLC ......................................... 15,264,043 (15,264,043) — —
HSBC Bank PLC ................................................ 711,897 (711,897) — —
J.P. Morgan Securities LLC ......................................... 4,566,692 (4,566,692) — —
Jefferies LLC ................................................... 960,565 (960,565) — —
Mizuho Securities USA LLC ......................................... 58,758 (58,758) — —
National Financial Services LLC ...................................... 231,535 (231,535) — —
State Street Bank & Trust Co. ........................................ 1,181,997 (1,181,997) — —
TD Securities (USA) LLC ........................................... 269,687 (269,687) — —
UBS AG ...................................................... 1,895,233 (1,895,233) — —
UBS Securities LLC .............................................. 10,848 (10,848) — —
Wells Fargo Bank NA ............................................. 642,448 (642,448) — —
Wells Fargo Securities LLC ......................................... 316,165 (316,165) — —
$ 31,864,367 $ (31,863,805)
$ —
$ 562
a
Paris-Aligned Climate Optimized MSCI World ex USA
BofA Securities, Inc. .............................................. 22,727 (22,727) — —
Citigroup Global Markets, Inc. ........................................ 974,793 (974,793) — —
Scotia Capital (USA), Inc. .......................................... 470,822 (470,822) — —
$ 1,468,342 $ (1,468,342)
$ —
$ —
a

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter (“OTC”)
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares MSCI World Small-Cap ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund's total annual operating expenses after fee waiver to 0.15%. This voluntary waiver may be terminated by BFA at any time without notice.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM
Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF, iShares MSCI World Small-Cap ETF and iShares Paris-Aligned Climate Optimized MSCI World
ex USA ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at
iShares ETF Investment Advisory Fees
ESG Aware MSCI EAFE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI EM Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.16
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
MSCI Global Sustainable Development Goals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
MSCI World Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30
Paris-Aligned Climate Optimized MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate Optimized MSCI World ex USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.12
iShares ETF Amounts Waived
MSCI World Small-Cap ................................................................................................................................................... $ 1,078,134

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI
USA Small-Cap ETF, iShares ESG Aware MSCI USA Value ETF, iShares ESG MSCI USA Leaders ETF and iShares Paris-Aligned Climate Optimized MSCI USA ETF (the
“Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF, iShares MSCI Global Sustainable
Development Goals ETF, iShares MSCI World Small-Cap ETF and iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Group 2 Funds”), retains 82%
of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
ESG Aware MSCI EAFE ...................................................................................................... $ 67,006
ESG Aware MSCI USA ....................................................................................................... 26,817
ESG Aware MSCI USA Growth ................................................................................................. 96
ESG Aware MSCI USA Small-Cap ............................................................................................... 254,180
ESG Aware MSCI USA Value .................................................................................................. 316
ESG MSCI EM Leaders ...................................................................................................... 1,317
ESG MSCI USA Leaders ..................................................................................................... 925
MSCI Global Sustainable Development Goals ...................................................................................... 6,152
MSCI World Small-Cap ....................................................................................................... 95,713
Paris-Aligned Climate Optimized MSCI USA ....................................................................................... 10,593
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................ 2,142
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI EAFE ................................................................
$ 1,287,533,206  $ 1,133,383,990  $ 93,016,315
ESG Aware MSCI USA .................................................................
1,494,875,269  1,617,448,528  96,855,414
ESG Aware MSCI USA Small-Cap .........................................................
276,931,409  232,243,465  83,553,677
ESG MSCI EM Leaders ................................................................
3,449,145  616,556  116,794
ESG MSCI USA Leaders ...............................................................
27,384,792  32,917,877  2,180,366
MSCI Global Sustainable Development Goals ................................................
29,824,985  39,067,957  6,299,388
Paris-Aligned Climate Optimized MSCI USA .................................................
197,066,947  316,503,684  (18,210,898)

Notes to Financial Statements
( continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to nondeductible expenses, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
ESG Aware MSCI EAFE ................................................................................... $ 3,911,298,948  $ 3,655,185,626
ESG Aware MSCI USA .................................................................................... 4,865,048,511  4,862,530,885
ESG Aware MSCI USA Growth .............................................................................. 9,643,760  9,201,325
ESG Aware MSCI USA Small-Cap ............................................................................ 881,499,278  855,153,333
ESG Aware MSCI USA Value ............................................................................... 105,514,507  103,309,291
ESG MSCI EM Leaders ................................................................................... 8,537,885  8,712,997
ESG MSCI USA Leaders .................................................................................. 86,716,108  85,915,001
MSCI Global Sustainable Development Goals ................................................................... 97,815,906  100,798,246
MSCI World Small-Cap .................................................................................... 160,503,840  183,698,401
Paris-Aligned Climate Optimized MSCI USA .................................................................... 715,602,614  711,730,232
Paris-Aligned Climate Optimized MSCI World ex USA ............................................................. 55,273,537  43,399,166
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI EAFE ................................................................................... $ 509,553,090  $ 280,490,020
ESG Aware MSCI USA .................................................................................... 2,698,866,880  1,598,250,405
ESG Aware MSCI USA Growth .............................................................................. 12,953,186  11,100,975
ESG Aware MSCI USA Small-Cap ............................................................................ 823,745,183  450,919,658
ESG Aware MSCI USA Value ............................................................................... 357,371,889  47,144,435
ESG MSCI USA Leaders .................................................................................. 210,252,191  93,427,980
MSCI Global Sustainable Development Goals ................................................................... —  14,522,875
MSCI World Small-Cap .................................................................................... 5,633,022  186,954,341
Paris-Aligned Climate Optimized MSCI USA .................................................................... 579,658,878  527,718,156
Paris-Aligned Climate Optimized MSCI World ex USA ............................................................. 76,839,640  16,564,110
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware MSCI EAFE ..................................................................................... $ 128,809,918 $ (128,809,918)
ESG Aware MSCI USA ...................................................................................... 659,046,118 (659,046,118)
ESG Aware MSCI USA Growth ................................................................................ 3,055,979 (3,055,979)
ESG Aware MSCI USA Small-Cap .............................................................................. 250,669,167 (250,669,167)
ESG Aware MSCI USA Value ................................................................................. 13,884,231 (13,884,231)
ESG MSCI USA Leaders .................................................................................... 40,499,505 (40,499,505)
MSCI Global Sustainable Development Goals ..................................................................... 3,072,922 (3,072,922)
MSCI World Small-Cap ...................................................................................... 48,631,493 (48,631,493)
Paris-Aligned Climate Optimized MSCI USA ...................................................................... 213,721,540 (213,721,540)
Paris-Aligned Climate Optimized MSCI World ex USA ............................................................... 5,128,570 (5,128,570)

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
ESG Aware MSCI EAFE
Ordinary income ........................................................................................... $ 385,642,373 $ 283,175,426
ESG Aware MSCI USA
Ordinary income ........................................................................................... $ 158,940,849 $ 156,210,658
ESG Aware MSCI USA Growth
Ordinary income ........................................................................................... $ 54,875 $ 39,341
ESG Aware MSCI USA Small-Cap
Ordinary income ........................................................................................... $ 23,260,935 $ 23,987,448
ESG Aware MSCI USA Value
Ordinary income ........................................................................................... $ 3,348,948 $ 270,188
ESG MSCI EM Leaders
Ordinary income ........................................................................................... $ 973,658 $ 895,391
ESG MSCI USA Leaders
Ordinary income ........................................................................................... $ 10,463,030 $ 11,531,307
MSCI Global Sustainable Development Goals
Ordinary income ........................................................................................... $ 2,917,613 $ 3,509,810
iShares ETF
Year Ended
08/31/26
Period Ended
08/31/25
MSCI World Small-Cap
(a)
Ordinary income ........................................................................................... $ 22,436,313 $ 1,543,579
Long-Term Capital Gains .................................................................................... 184,575 —
$ 22,620,888 $ 1,543,579
(a)
The Fund commenced operations on April 1, 2025.
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
Paris-Aligned Climate Optimized MSCI USA
Ordinary income ........................................................................................... $ 22,436,923 $ 21,273,481
Paris-Aligned Climate Optimized MSCI World ex USA
Ordinary income ........................................................................................... $ 9,517,353 $ 2,564,556
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Aware MSCI EAFE ...............................
$ 12,126,372 $ — $ (335,460,646) $ 3,957,682,484 $ 3,634,348,210
ESG Aware MSCI USA ................................
42,036,209 — (1,707,853,087) 5,479,091,140 3,813,274,262
ESG Aware MSCI USA Growth ..........................
6,059 — (1,208,443) 4,395,053 3,192,669
ESG Aware MSCI USA Small-Cap ........................
6,393,175 — (136,068,065) 524,008,328 394,333,438
ESG Aware MSCI USA Value ...........................
1,391,528 — (4,715,992) 44,347,967 41,023,503
ESG MSCI EM Leaders ...............................
708,351 — (667,640) 8,299,158 8,339,869
ESG MSCI USA Leaders ..............................
2,531,455 — (82,008,170) 396,497,540 317,020,825
MSCI Global Sustainable Development Goals ...............
321,589 — (106,024,975) 17,690,115 (88,013,271)
MSCI World Small-Cap ................................
35,610,076 13,696,588 — 114,992,901 164,299,565
Paris-Aligned Climate Optimized MSCI USA ................
11,711,149 — (110,885,427) 535,078,160 435,903,882
Paris-Aligned Climate Optimized MSCI World ex USA .........
1,130,928 — (952,681) 55,257,293 55,435,540
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended August 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares ESG MSCI EM Leaders ETF, and iShares MSCI Global Sustainable Development Goals ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has
the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured
Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF Utilized
ESG Aware MSCI EAFE ....................................................................................................... $ 333,472,162
ESG Aware MSCI USA ........................................................................................................ 90,129,610
ESG Aware MSCI USA Small-Cap ................................................................................................ 46,572,199
ESG MSCI EM Leaders ....................................................................................................... 1,309,131
ESG MSCI USA Leaders ...................................................................................................... 6,121,509
MSCI Global Sustainable Development Goals ....................................................................................... 6,701,320
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................. 296,346
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI EAFE ............................................ $ 8,291,600,611  $ 4,154,710,641  $ (198,087,079) $ 3,956,623,562
ESG Aware MSCI USA ............................................. 12,695,453,559  5,800,575,379  (321,484,239) 5,479,091,140
ESG Aware MSCI USA Growth ....................................... 23,675,152  5,014,476  (619,423) 4,395,053
ESG Aware MSCI USA Small-Cap ..................................... 2,453,288,102  634,040,990  (110,032,662) 524,008,328
ESG Aware MSCI USA Value ........................................ 340,632,828  52,897,612  (8,549,645) 44,347,967
ESG MSCI EM Leaders ............................................ 26,091,819  10,716,841  (2,366,561) 8,350,280
ESG MSCI USA Leaders ........................................... 819,727,712  436,685,879  (40,188,339) 396,497,540
MSCI Global Sustainable Development Goals ............................ 164,060,880  28,879,837  (11,239,824) 17,640,013
MSCI World Small-Cap ............................................. 589,351,885  144,488,913  (29,500,906) 114,988,007
Paris-Aligned Climate Optimized MSCI USA ............................. 2,007,438,837  602,260,503  (67,182,343) 535,078,160
Paris-Aligned Climate Optimized MSCI World ex USA ...................... 280,580,510  66,818,700  (11,583,667) 55,235,033
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
ESG MSCI EM Leaders ................................................................. $ 215,000 $ 1,836 4.86%
MSCI Global Sustainable Development Goals .................................................. 850,000 8,216 4.82

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
ESG Aware MSCI EAFE
Shares sold ......................................................... 8,900,000  $ 864,989,170  6,800,000  $ 542,912,698
Shares redeemed ..................................................... (2,900,000) (284,034,618) (1,300,000) (108,175,497)
6,000,000  $ 580,954,552  5,500,000  $ 434,737,201
ESG Aware MSCI USA
Shares sold ......................................................... 17,700,000  $ 2,706,964,953  17,400,000  $ 2,238,178,790
Shares redeemed ..................................................... (10,550,000) (1,603,748,222) (21,550,000) (2,785,511,590)
7,150,000  $ 1,103,216,731  (4,150,000) $ (547,332,800)
ESG Aware MSCI USA Growth
Shares sold ......................................................... 240,000  $ 12,974,739  480,000  $ 21,130,829
Shares redeemed ..................................................... (200,000) (10,981,224) (240,000) (10,836,330)
40,000  $ 1,993,515  240,000  $ 10,294,499
ESG Aware MSCI USA Small-Cap
Shares sold ......................................................... 17,000,000  $ 857,721,312  4,000,000  $ 170,949,165
Shares redeemed ..................................................... (9,450,000) (461,375,046) (3,050,000) (124,357,117)
7,550,000  $ 396,346,266  950,000  $ 46,592,048

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
ESG Aware MSCI USA Value
Shares sold ......................................................... 11,120,000  $ 358,918,652  680,000  $ 20,309,869
Shares redeemed ..................................................... (1,360,000) (47,282,033) (280,000) (8,295,556)
9,760,000  $ 311,636,619  400,000  $ 12,014,313
ESG MSCI EM Leaders
Shares sold ......................................................... —  $ —  —  $ 24,020
Shares redeemed ..................................................... —  —  (100,000) (4,753,375)
—  $ —  (100,000) $ (4,729,355)
ESG MSCI USA Leaders
Shares sold ......................................................... 1,700,000  $ 210,817,670  300,000  $ 30,535,048
Shares redeemed ..................................................... (750,000) (93,673,215) (3,300,000) (343,664,865)
950,000  $ 117,144,455  (3,000,000) $ (313,129,817)
MSCI Global Sustainable Development Goals
Shares sold ......................................................... —  $ —  —  $ 23,082
Shares redeemed ..................................................... (200,000) (16,990,867) (900,000) (67,001,416)
(200,000) $ (16,990,867) (900,000) $ (66,978,334)
Year Ended
08/31/26
Period Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI World Small-Cap
(a)
Shares sold .............................................................. 600,000 $ 18,491,670 25,000,000 $ 653,196,574
Shares redeemed .......................................................... (6,600,000) (212,867,919) — —
(6,000,000) $ (194,376,249) 25,000,000 $ 653,196,574
(a)
The Fund commenced operations on April 1, 2025.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Paris-Aligned Climate Optimized MSCI USA
Shares sold .............................................................. 8,000,000 $ 580,916,926 11,550,000 $ 719,379,872
Shares redeemed .......................................................... (7,300,000) (527,947,223) (12,600,000) (805,631,614)
700,000 $ 52,969,703 (1,050,000) $ (86,251,742)
Paris-Aligned Climate Optimized MSCI World ex USA
Shares sold .............................................................. 1,410,000 $ 92,147,835 2,730,000 $ 154,013,559
Shares redeemed .......................................................... (270,000) (18,083,595) (60,000) (3,271,027)
1,140,000 $ 74,064,240 2,670,000 $ 150,742,532

Notes to Financial Statements
( continued)

Notes to Financial Statements
12. Foreign Withholding Tax Claims
The iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF, iShares MSCI World Small-Cap ETF and iShares Paris-Aligned Climate Optimized MSCI
World ex USA ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”)
on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of August 31, 2026, are $721,366 or $0.01 per share,
$3,140 or $0.01 per share, $5,981 or $0.00 per share and $24,124 or $0.01 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares ESG Aware MSCI EAFE ETF and iShares MSCI Global Sustainable Development Goals ETF is
able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares ESG Aware MSCI EAFE ETF
(1)
  iShares ESG Aware MSCI USA ETF
(1)
  iShares ESG Aware MSCI USA Growth ETF
(1)
  iShares ESG Aware MSCI USA Small-Cap ETF
(1)
  iShares ESG Aware MSCI USA Value ETF
(1)
  iShares ESG MSCI EM Leaders ETF
(1)
  iShares ESG MSCI USA Leaders ETF
(1)
  iShares MSCI Global Sustainable Development Goals ETF
(1)
  iShares MSCI World Small-Cap ETF
(2)
  iShares Paris-Aligned Climate Optimized MSCI USA ETF
(1)
  iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
(1)
(1)
Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for each of the two years in the period ended August 31, 2026
(2)
Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the year ended August 31, 2026 and the period from April 1, 2025 (commencement of operations) to August 31, 2025

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended August 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, of distributions from direct federal obligation interest for the fiscal year ended August 31, 2026 :
iShares ETF
Qualified Dividend
Income
ESG Aware MSCI EAFE ....................................................................................................... $ 307,216,997
ESG Aware MSCI USA ........................................................................................................ 175,236,419
ESG Aware MSCI USA Growth .................................................................................................. 88,115
ESG Aware MSCI USA Small-Cap ................................................................................................ 24,201,326
ESG Aware MSCI USA Value ................................................................................................... 4,611,939
ESG MSCI EM Leaders ....................................................................................................... 390,039
ESG MSCI USA Leaders ...................................................................................................... 11,117,635
MSCI Global Sustainable Development Goals ....................................................................................... 1,949,630
MSCI World Small-Cap ........................................................................................................ 11,143,770
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ 14,720,302
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................. 7,699,969
iShares ETF
Qualified Business
Income
ESG Aware MSCI USA ........................................................................................................ $ 6,545,942
ESG Aware MSCI USA Growth .................................................................................................. 1,638
ESG Aware MSCI USA Small-Cap ................................................................................................ 4,221,937
ESG Aware MSCI USA Value ................................................................................................... 187,596
ESG MSCI USA Leaders ...................................................................................................... 479,608
MSCI Global Sustainable Development Goals ....................................................................................... 112,145
MSCI World Small-Cap ........................................................................................................ 1,067,393
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ 8,483,424
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
MSCI World Small-Cap ........................................................................................................ $ 2,329,529
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
ESG Aware MSCI EAFE .....................................................................................
$ 323,408,085 $ 18,266,315
ESG MSCI EM Leaders .....................................................................................
844,868 161,606
MSCI Global Sustainable Development Goals .....................................................................
2,939,181 142,087
Paris-Aligned Climate Optimized MSCI World ex USA ...............................................................
8,174,882 790,257
iShares ETF
Federal Obligation
Interest
ESG Aware MSCI EAFE ....................................................................................................... $ 61,266
ESG Aware MSCI USA ........................................................................................................ 455,048
ESG Aware MSCI USA Growth .................................................................................................. 508
ESG Aware MSCI USA Small-Cap ................................................................................................ 121,162
ESG Aware MSCI USA Value ................................................................................................... 3,946
ESG MSCI EM Leaders ....................................................................................................... 2,751
ESG MSCI USA Leaders ...................................................................................................... 21,309
MSCI Global Sustainable Development Goals ....................................................................................... 2,791
MSCI World Small-Cap ........................................................................................................ 53,659
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ 45,199
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................. 2,188

Important Tax Information
(unaudited) (continued)

2026
iShares Annual Financial Statements and Additional Information
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Dividends-Received
Deduction
ESG Aware MSCI EAFE ....................................................................................................... 0 .06%
ESG Aware MSCI USA ........................................................................................................ 100 .00
ESG Aware MSCI USA Growth .................................................................................................. 100 .00
ESG Aware MSCI USA Small-Cap ................................................................................................ 91 .60
ESG Aware MSCI USA Value ................................................................................................... 95 .37
ESG MSCI EM Leaders ....................................................................................................... 0 .28
ESG MSCI USA Leaders ...................................................................................................... 95 .68
MSCI Global Sustainable Development Goals ....................................................................................... 12 .84
MSCI World Small-Cap ........................................................................................................ 8 .76
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ 49 .82
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................. 0 .13
iShares ETF Interest Dividends
ESG Aware MSCI EAFE ....................................................................................................... $ 129,704
ESG Aware MSCI USA ........................................................................................................ 963,370
ESG Aware MSCI USA Growth .................................................................................................. 1,076
ESG Aware MSCI USA Small-Cap ................................................................................................ 256,510
ESG Aware MSCI USA Value ................................................................................................... 8,354
ESG MSCI EM Leaders ....................................................................................................... 5,823
ESG MSCI USA Leaders ...................................................................................................... 45,112
MSCI Global Sustainable Development Goals ....................................................................................... 5,909
MSCI World Small-Cap ........................................................................................................ 113,601
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ 95,690
Paris-Aligned Climate Optimized MSCI World ex USA ................................................................................. 4,633
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
ESG Aware MSCI EAFE ..................................................................................... $ 129,938 $ —
ESG Aware MSCI USA ...................................................................................... 965,107 —
ESG Aware MSCI USA Growth ................................................................................ 1,078 —
ESG Aware MSCI USA Small-Cap .............................................................................. 256,972 —
ESG Aware MSCI USA Value ................................................................................. 8,369 —
ESG MSCI EM Leaders ..................................................................................... 5,834 —
ESG MSCI USA Leaders .................................................................................... 45,194 —
MSCI Global Sustainable Development Goals ..................................................................... 5,919 —
MSCI World Small-Cap ...................................................................................... 113,805 6,656,900
Paris-Aligned Climate Optimized MSCI USA ...................................................................... 95,862 —
Paris-Aligned Climate Optimized MSCI World ex USA ............................................................... 4,641 —

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2026
iShares Annual Financial Statements and Additional Information
iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI USA Value ETF, iShares ESG MSCI EM Leaders ETF,
iShares ESG MSCI USA Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF, iShares MSCI World Small-Cap ETF, iShares Paris-Aligned
Climate Optimized MSCI USA ETF, iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
CPO Certificate of Participation (Ordinary)
CVR Contingent Value Rights
1D ESTR EUR - 1D Euro Short Term Rate
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipt
HONIA HKD - Overnight Index Average
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 21, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 21, 2026